UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA			90067-6022
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President SunAmerica Asset Management, LLC. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2014

Item 1. Reports to Stockholders

SEASONS SERIES TRUST

ANNUAL REPORT
MARCH 31, 2014

Table of Contents

Shareholder Letter	2
Expense Example	3
Seasons Strategies
Multi-Managed Growth Portfolio	6
Multi-Managed Moderate Growth Portfolio	38
Multi-Managed Income/Equity Portfolio	73
Multi-Managed Income Portfolio	104
Asset Allocation: Diversified Growth Portfolio	135
Stock Portfolio	184
Seasons Select
Large Cap Growth Portfolio	189
Large Cap Value Portfolio	198
Mid Cap Growth Portfolio	207
Mid Cap Value Portfolio	221
Small Cap Portfolio	233
International Equity Portfolio	249
Diversified Fixed Income Portfolio	262
Real Return Portfolio	306
Cash Management Portfolio	311
Seasons Focused
Focus Growth Portfolio	315
Focus Value Portfolio	318
Seasons Managed Allocation
Allocation Growth Portfolio	321
Allocation Moderate Growth Portfolio	323
Allocation Moderate Portfolio	325
Allocation Balanced Portfolio	327
Statements of Assets and Liabilities	330
Statements of Operations	338
Statements of Changes in Net Assets	342
Notes to Financial Statements	349
Financial Highlights	405
Report of Independent Registered Public Accounting Firm	419
Approval of Subadvisory Agreement	420
Trustees and Officers Information	425
Shareholders Tax Information	427
Comparisons: Portfolios vs. Indexes	430
Supplement to Prospectus	462
Results of Special Shareholder Meeting	470

Dear Seasons Series Trust Investor:

We are pleased to present the annual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by our Life Companies.

This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2014.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Sincerely,

John T. Genoy
President
Anchor Series Trust, SunAmerica Series Trust and Seasons Series Trust

May 7, 2014

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and "junk bonds" are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer's creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured
* May Lose Value * No Bank of Credit Union Guarantee
* Not a Deposit * Not insured by any Federal Government Agency

SEASONS SERIES TRUST
EXPENSE EXAMPLE  March 31, 2014

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2013 and held until March 31, 2014. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with SunAmerica Asset Management, LLC.*, the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The "Actual'' section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2014'' to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2014'' column and the "Expense Ratio as of March 31, 2014'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2014'' would have been higher and the "Ending Account Value'' would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical'' section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2014'' column and the "Expense Ratio as of March 31, 2014'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2014'' would have been higher and the "Ending Account Value'' would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the "Hypothetical'' example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

*See Note 1

SEASONS SERIES TRUST
EXPENSE EXAMPLE  March 31, 2014

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2013	Ending Account Value Using Actual Return at March 31, 2014	Expenses Paid During the Six Months Ended March 31, 2014*	Beginning Account Value at October 1, 2013	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2014	Expenses Paid During the Six Months Ended March 31, 2014*	Expense Ratio as of March 31, 2014*
Multi-Managed Growth
Class 1	$1,000.00	$1,096.20	$6.11	$1,000.00	$1,019.10	$5.89	1.17%
Class 2	$1,000.00	$1,095.74	$6.90	$1,000.00	$1,018.35	$6.64	1.32%
Class 3	$1,000.00	$1,095.35	$7.42	$1,000.00	$1,017.85	$7.14	1.42%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$1,080.72	$5.29	$1,000.00	$1,019.85	$5.14	1.02%
Class 2	$1,000.00	$1,079.85	$6.07	$1,000.00	$1,019.10	$5.89	1.17%
Class 3	$1,000.00	$1,079.24	$6.53	$1,000.00	$1,018.65	$6.34	1.26%
Multi-Managed Income/Equity
Class 1	$1,000.00	$1,056.49	$5.13	$1,000.00	$1,019.95	$5.04	1.00%
Class 2	$1,000.00	$1,056.46	$5.90	$1,000.00	$1,019.20	$5.79	1.15%
Class 3	$1,000.00	$1,054.92	$6.35	$1,000.00	$1,018.75	$6.24	1.24%
Multi-Managed Income
Class 1	$1,000.00	$1,040.36	$5.09	$1,000.00	$1,019.95	$5.04	1.00%
Class 2	$1,000.00	$1,039.39	$5.85	$1,000.00	$1,019.20	$5.79	1.15%
Class 3	$1,000.00	$1,038.48	$6.30	$1,000.00	$1,018.75	$6.24	1.24%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$1,110.30	$4.95	$1,000.00	$1,020.24	$4.73	0.94%
Class 2	$1,000.00	$1,109.54	$5.79	$1,000.00	$1,019.45	$5.54	1.10%
Class 3	$1,000.00	$1,109.58	$6.31	$1,000.00	$1,018.95	$6.04	1.20%
Stock
Class 1	$1,000.00	$1,103.49	$4.72	$1,000.00	$1,020.44	$4.53	0.90%
Class 2	$1,000.00	$1,102.92	$5.45	$1,000.00	$1,019.75	$5.24	1.04%
Class 3	$1,000.00	$1,102.26	$5.98	$1,000.00	$1,019.25	$5.74	1.14%
Large Cap Growth
Class 1	$1,000.00	$1,118.53	$4.44	$1,000.00	$1,020.74	$4.23	0.84%
Class 2	$1,000.00	$1,116.96	$5.23	$1,000.00	$1,020.00	$4.99	0.99%
Class 3	$1,000.00	$1,116.55	$5.75	$1,000.00	$1,019.50	$5.49	1.09%
Large Cap Value
Class 1	$1,000.00	$1,107.43	$4.26	$1,000.00	$1,020.89	$4.08	0.81%
Class 2	$1,000.00	$1,105.99	$5.04	$1,000.00	$1,020.14	$4.84	0.96%
Class 3	$1,000.00	$1,105.24	$5.56	$1,000.00	$1,019.65	$5.34	1.06%
Mid Cap Growth
Class 1	$1,000.00	$1,101.15	$5.03	$1,000.00	$1,020.14	$4.84	0.96%
Class 2	$1,000.00	$1,100.66	$5.76	$1,000.00	$1,019.45	$5.54	1.10%
Class 3	$1,000.00	$1,100.13	$6.28	$1,000.00	$1,018.95	$6.04	1.20%
Mid Cap Value
Class 1	$1,000.00	$1,125.43	$4.82	$1,000.00	$1,020.39	$4.58	0.91%
Class 2	$1,000.00	$1,124.77	$5.56	$1,000.00	$1,019.70	$5.29	1.05%
Class 3	$1,000.00	$1,124.50	$6.09	$1,000.00	$1,019.20	$5.79	1.15%
Small Cap
Class 1	$1,000.00	$1,120.83	$5.08	$1,000.00	$1,020.14	$4.84	0.96%
Class 2	$1,000.00	$1,120.13	$5.81	$1,000.00	$1,019.45	$5.54	1.10%
Class 3	$1,000.00	$1,119.15	$6.34	$1,000.00	$1,018.95	$6.04	1.20%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  March 31, 2014

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at October 1, 2013	Ending Account Value Using Actual Return at March 31, 2014	Expenses Paid During the Six Months Ended March 31, 2014*	Beginning Account Value at October 1, 2013	Ending Account Value Using a Hypothetical 5% Assumed Return at March 31, 2014	Expenses Paid During the Six Months Ended March 31, 2014*	Expense Ratio as of March 31, 2014*
International Equity
Class 1	$1,000.00	$1,048.46	$5.00	$1,000.00	$1,020.04	$4.94	0.98%
Class 2	$1,000.00	$1,046.87	$5.77	$1,000.00	$1,019.30	$5.69	1.13%
Class 3	$1,000.00	$1,047.31	$6.28	$1,000.00	$1,018.80	$6.19	1.23%
Diversified Fixed Income
Class 1	$1,000.00	$1,019.33	$3.47	$1,000.00	$1,021.49	$3.48	0.69%
Class 2	$1,000.00	$1,018.23	$4.23	$1,000.00	$1,020.74	$4.23	0.84%
Class 3	$1,000.00	$1,018.38	$4.73	$1,000.00	$1,020.24	$4.73	0.94%
Real Return
Class 1	$1,000.00	$998.57	$3.19	$1,000.00	$1,021.74	$3.23	0.64%
Class 3	$1,000.00	$996.40	$4.38	$1,000.00	$1,020.54	$4.43	0.88%
Cash Management#
Class 1	$1,000.00	$998.13	$2.24	$1,000.00	$1,022.69	$2.27	0.45%
Class 2	$1,000.00	$998.11	$2.99	$1,000.00	$1,021.94	$3.02	0.60%
Class 3	$1,000.00	$997.16	$3.49	$1,000.00	$1,021.44	$3.53	0.70%
Focus Growth
Class 1	$1,000.00	$1,096.84	$5.54	$1,000.00	$1,019.65	$5.34	1.06%
Class 2	$1,000.00	$1,097.19	$6.33	$1,000.00	$1,018.90	$6.09	1.21%
Class 3	$1,000.00	$1,095.60	$6.84	$1,000.00	$1,018.40	$6.59	1.31%
Focus Value#
Class 1	$1,000.00	$1,122.96	$5.40	$1,000.00	$1,019.85	$5.14	1.02%
Class 2	$1,000.00	$1,121.51	$6.19	$1,000.00	$1,019.10	$5.89	1.17%
Class 3	$1,000.00	$1,120.80	$6.72	$1,000.00	$1,018.60	$6.39	1.27%
Allocation Growth
Class 3	$1,000.00	$1,083.59	$0.78	$1,000.00	$1,024.18	$0.76	0.15%
Allocation Moderate Growth
Class 3	$1,000.00	$1,069.52	$0.62	$1,000.00	$1,024.33	$0.61	0.12%
Allocation Moderate
Class 3	$1,000.00	$1,062.20	$0.67	$1,000.00	$1,024.28	$0.66	0.13%
Allocation Balanced
Class 3	$1,000.00	$1,054.61	$0.67	$1,000.00	$1,024.28	$0.66	0.13%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2014" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2014" and the "Expense Ratios" would have been lower.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
United States Treasury Notes	6.2%
Federal National Mtg. Assoc.	6.2
Diversified Financial Services	3.6
Medical-Biomedical/Gene	3.2
Real Estate Investment Trusts	2.9
Diversified Banking Institutions	2.7
Medical-Drugs	2.6
Computers	2.3
Repurchase Agreements	2.3
Oil Companies-Exploration & Production	2.2
Web Portals/ISP	2.1
Banks-Commercial	2.1
Multimedia	1.6
Diversified Manufacturing Operations	1.5
Pharmacy Services	1.3
Banks-Super Regional	1.2
Semiconductor Components-Integrated Circuits	1.2
Enterprise Software/Service	1.2
Beverages-Non-alcoholic	1.2
Chemicals-Diversified	1.1
Government National Mtg. Assoc.	1.1
Cable/Satellite TV	1.1
Transport-Rail	1.1
E-Commerce/Products	1.1
Electronic Components-Misc.	1.1
Retail-Restaurants	1.0
Cosmetics & Toiletries	1.0
Oil-Field Services	0.9
Oil Companies-Integrated	0.9
Electric-Integrated	0.8
Wireless Equipment	0.8
Airlines	0.8
Finance-Credit Card	0.8
Electronic Components-Semiconductors	0.8
Metal Processors & Fabrication	0.8
Food-Retail	0.7
Commercial Services-Finance	0.7
Finance-Investment Banker/Broker	0.7
Instruments-Controls	0.7
Medical-HMO	0.7
Retail-Building Products	0.7
Telecom Services	0.7
Sovereign	0.7
Tobacco	0.6
United States Treasury Bonds	0.6
Computers-Integrated Systems	0.6
Electronic Security Devices	0.6
Telecommunication Equipment	0.6
Agricultural Chemicals	0.6
E-Commerce/Services	0.6
Retail-Auto Parts	0.6
Retail-Drug Store	0.6
Insurance-Life/Health	0.5
Applications Software	0.5
Containers-Metal/Glass	0.5
Transport-Services	0.5
Beverages-Wine/Spirits	0.5
Consumer Products-Misc.	0.5
Telephone-Integrated	0.5
Cellular Telecom	0.5
Therapeutics	0.5%
Aerospace/Defense-Equipment	0.5
Computer Services	0.5
Television	0.5
Finance-Consumer Loans	0.5
Retail-Apparel/Shoe	0.4
Electronic Connectors	0.4
Retail-Regional Department Stores	0.4
Machinery-General Industrial	0.4
Federal Home Loan Mtg. Corp.	0.4
Hotels/Motels	0.4
Pipelines	0.4
Oil Refining & Marketing	0.4
Time Deposits	0.4
Distribution/Wholesale	0.4
Casino Hotels	0.4
Human Resources	0.4
Auto/Truck Parts & Equipment-Original	0.4
Computer Aided Design	0.4
Retail-Major Department Stores	0.4
Medical Instruments	0.4
Food-Confectionery	0.4
Apparel Manufacturers	0.4
Engineering/R&D Services	0.4
Semiconductor Equipment	0.4
Internet Content-Entertainment	0.4
Retail-Catalog Shopping	0.4
Insurance-Multi-line	0.4
Chemicals-Specialty	0.3
Toys	0.3
Transport-Truck	0.3
Transactional Software	0.3
Electronic Design Automation	0.3
Retail-Pet Food & Supplies	0.3
Food-Misc./Diversified	0.3
Retail-Gardening Products	0.3
Athletic Footwear	0.3
Finance-Other Services	0.3
U.S. Municipal Bonds & Notes	0.3
Medical-Hospitals	0.3
Investment Management/Advisor Services	0.3
Printing-Commercial	0.3
Paper & Related Products	0.3
Insurance-Property/Casualty	0.3
Oil & Gas Drilling	0.2
Electronic Measurement Instruments	0.2
Retail-Mail Order	0.2
Retail-Appliances	0.2
Medical Information Systems	0.2
Retail-Jewelry	0.2
Containers-Paper/Plastic	0.2
Schools	0.2
Insurance Brokers	0.2
Gas-Distribution	0.2
Computers-Memory Devices	0.2
Real Estate Management/Services	0.2
Machinery-Construction & Mining	0.2
Networking Products	0.2
Electric-Transmission	0.2
Energy-Alternate Sources	0.2

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited) (continued)

Industry Allocation*
Internet Application Software	0.2%
Building & Construction Products-Misc.	0.2
Medical Products	0.2
Medical Laser Systems	0.2
Electric Products-Misc.	0.2
Oil Field Machinery & Equipment	0.2
Lasers-System/Components	0.2
Footwear & Related Apparel	0.2
Savings & Loans/Thrifts	0.2
Real Estate Operations & Development	0.2
Data Processing/Management	0.1
Medical-Wholesale Drug Distribution	0.1
Steel-Producers	0.1
Auto-Heavy Duty Trucks	0.1
Retail-Perfume & Cosmetics	0.1
Aerospace/Defense	0.1
Lighting Products & Systems	0.1
Audio/Video Products	0.1
Engines-Internal Combustion	0.1
Retail-Sporting Goods	0.1
Advertising Services	0.1
Drug Delivery Systems	0.1
Auto-Cars/Light Trucks	0.1
Insurance-Reinsurance	0.1
Coal	0.1
Medical-Outpatient/Home Medical	0.1
Power Converter/Supply Equipment	0.1
Finance-Auto Loans	0.1
Internet Content-Information/News	0.1
Machinery-Farming	0.1
Poultry	0.1
Retail-Discount	0.1
Advertising Agencies	0.1
Metal-Copper	0.1
Finance-Leasing Companies	0.1
Retail-Hypermarkets	0.1
Vitamins & Nutrition Products	0.1
Internet Telephone	0.1
Independent Power Producers	0.1
Security Services	0.1
Insurance-Mutual	0.1
Brewery	0.1
Web Hosting/Design	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Consulting Services	0.1
Building-Residential/Commercial	0.1
Agricultural Operations	0.1
Broadcast Services/Program	0.1
Entertainment Software	0.1
Software Tools	0.1
Trucking/Leasing	0.1
Electric-Generation	0.1
103.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 73.7%
Advertising Services — 0.1%
Millennial Media, Inc.†	4,000	$27,680
Sizmek, Inc.†	5,575	59,262
		86,942
Aerospace/Defense — 0.1%
Boeing Co.	754	94,619
Aerospace/Defense-Equipment — 0.5%
AAR Corp.	5,975	155,051
B/E Aerospace, Inc.†	837	72,643
United Technologies Corp.	1,176	137,404
		365,098
Agricultural Chemicals — 0.5%
Monsanto Co.	3,446	392,051
Airlines — 0.8%
Alaska Air Group, Inc.	1,300	121,303
Republic Airways Holdings, Inc.†	6,125	55,982
United Continental Holdings, Inc.†	8,784	392,030
		569,315
Apparel Manufacturers — 0.3%
Carter's, Inc.	2,249	174,635
Ralph Lauren Corp.	367	59,061
		233,696
Applications Software — 0.5%
Intuit, Inc.	2,272	176,602
Microsoft Corp.	3,202	131,250
Progress Software Corp.†	1,375	29,975
Salesforce.com, Inc.†	1,318	75,245
		413,072
Athletic Footwear — 0.3%
NIKE, Inc., Class B	3,107	229,483
Audio/Video Products — 0.1%
TiVo, Inc.†	7,350	97,241
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	4,967	77,485
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,618	109,118
Auto/Truck Parts & Equipment-Original — 0.4%
BorgWarner, Inc.	940	57,782
Dana Holding Corp.	7,750	180,342
Tower International, Inc.†	1,775	48,316
		286,440
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,350	40,937
Banks-Commercial — 1.8%
1st Source Corp.	600	19,254
BancFirst Corp.	1,300	73,619
BancorpSouth, Inc.	2,725	68,016
Banner Corp.	600	24,726
BBCN Bancorp, Inc.	925	15,855
Capital Bank Financial Corp., Class A†	2,675	67,169
Cathay General Bancorp	1,050	26,449
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Central Pacific Financial Corp.	3,475	$70,195
Chemical Financial Corp.	400	12,980
Citizens & Northern Corp.	175	3,449
City Holding Co.	650	29,159
CoBiz Financial, Inc.	825	9,504
CVB Financial Corp.	4,675	74,332
East West Bancorp, Inc.	149	5,439
First Commonwealth Financial Corp.	7,500	67,800
First Financial Bancorp	625	11,238
First Interstate Bancsystem, Inc.	575	16,227
First Merchants Corp.	325	7,033
FNB Corp.	1,750	23,450
Guaranty Bancorp	425	6,056
MainSource Financial Group, Inc.	625	10,688
National Penn Bancshares, Inc.	850	8,883
OFG Bancorp	3,025	52,000
OmniAmerican Bancorp, Inc.	375	8,546
PacWest Bancorp	3,737	160,728
Regions Financial Corp.	4,865	54,050
Sierra Bancorp	250	3,980
Simmons First National Corp., Class A	775	28,884
Southwest Bancorp, Inc.	1,825	32,229
Suffolk Bancorp†	1,550	34,565
Susquehanna Bancshares, Inc.	1,650	18,794
SVB Financial Group†	275	35,414
Talmer Bancorp, Inc., Class A†	600	8,784
TCF Financial Corp.	2,750	45,815
UMB Financial Corp.	375	24,262
Union First Market Bankshares Corp.	4,391	111,619
Webster Financial Corp.	225	6,989
West Bancorporation, Inc.	1,250	18,988
Westamerica Bancorporation	325	17,576
Wilshire Bancorp, Inc.	2,675	29,692
		1,344,436
Banks-Fiduciary — 0.0%
State Street Corp.	254	17,666
Banks-Super Regional — 1.0%
Capital One Financial Corp.	2,119	163,502
Comerica, Inc.	1,948	100,906
Fifth Third Bancorp	1,000	22,950
PNC Financial Services Group, Inc.	770	66,990
SunTrust Banks, Inc.	1,761	70,070
US Bancorp	4,611	197,628
Wells Fargo & Co.	2,695	134,049
		756,095
Beverages-Non-alcoholic — 1.2%
Coca-Cola Co.	2,999	115,942
Monster Beverage Corp.†	2,745	190,640
PepsiCo, Inc.	6,754	563,959
		870,541
Beverages-Wine/Spirits — 0.5%
Brown-Forman Corp., Class B	4,297	385,398

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	1,050	$39,396
Building & Construction Products-Misc. — 0.2%
Gibraltar Industries, Inc.†	3,400	64,158
Nortek, Inc.†	300	24,663
Trex Co., Inc.†	375	27,435
		116,256
Building & Construction-Misc. — 0.0%
MasTec, Inc.†	500	21,720
Building-Heavy Construction — 0.0%
Orion Marine Group, Inc.†	375	4,714
Cable/Satellite TV — 0.9%
Comcast Corp., Class A	9,947	497,549
Time Warner Cable, Inc.	1,247	171,063
		668,612
Casino Hotels — 0.4%
MGM Resorts International†	9,259	239,437
Wynn Resorts, Ltd.	305	67,756
		307,193
Cellular Telecom — 0.4%
T-Mobile US, Inc.†	9,660	319,070
Chemicals-Diversified — 1.1%
Celanese Corp., Series A	647	35,915
Dow Chemical Co.	663	32,215
E.I. du Pont de Nemours & Co.	271	18,184
LyondellBasell Industries NV, Class A	5,249	466,846
PPG Industries, Inc.	1,486	287,482
		840,642
Chemicals-Specialty — 0.3%
Minerals Technologies, Inc.	3,175	204,978
OM Group, Inc.	1,375	45,678
		250,656
Circuit Boards — 0.0%
Multi-Fineline Electronix, Inc.†	325	4,160
Coal — 0.0%
Alpha Natural Resources, Inc.†	5,925	25,181
Westmoreland Coal Co.†	125	3,723
		28,904
Commercial Services — 0.0%
Intersections, Inc.	1,775	10,473
Providence Service Corp.†	900	25,452
		35,925
Commercial Services-Finance — 0.7%
EVERTEC, Inc.	375	9,262
Heartland Payment Systems, Inc.	775	32,124
MasterCard, Inc., Class A	5,408	403,977
Vantiv, Inc., Class A†	2,921	88,273
Xoom Corp.†	175	3,416
		537,052
Security Description	Shares	Value (Note 2)
Computer Aided Design — 0.4%
ANSYS, Inc.†	2,448	$188,545
Aspen Technology, Inc.†	2,750	116,490
		305,035
Computer Data Security — 0.0%
Varonis Systems, Inc.†	550	19,668
Computer Services — 0.5%
Insight Enterprises, Inc.†	400	10,044
International Business Machines Corp.	408	78,536
Manhattan Associates, Inc.†	5,775	202,298
Unisys Corp.†	1,850	56,351
		347,229
Computer Software — 0.0%
Avid Technology, Inc.†	3,700	22,570
Computers — 2.2%
Apple, Inc.	3,021	1,621,492
Hewlett-Packard Co.	1,062	34,366
		1,655,858
Computers-Integrated Systems — 0.6%
NCR Corp.†	3,704	135,381
Teradata Corp.†	5,980	294,156
VeriFone Systems, Inc.†	625	21,138
		450,675
Computers-Memory Devices — 0.2%
EMC Corp.	4,190	114,848
NetApp, Inc.	899	33,173
		148,021
Consulting Services — 0.1%
FTI Consulting, Inc.†	1,225	40,842
Consumer Products-Misc. — 0.5%
CSS Industries, Inc.	825	22,275
Kimberly-Clark Corp.	3,142	346,405
		368,680
Containers-Metal/Glass — 0.5%
Crown Holdings, Inc.†	9,182	410,803
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.†	8,020	81,483
Rock-Tenn Co., Class A	702	74,110
		155,593
Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	10,503	681,330
Inter Parfums, Inc.	150	5,432
Procter & Gamble Co.	619	49,891
		736,653
Data Processing/Management — 0.1%
Amber Road, Inc.†	300	4,620
CSG Systems International, Inc.	575	14,973
Fair Isaac Corp.	1,050	58,086
Pegasystems, Inc.	725	25,607
		103,286

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Decision Support Software — 0.0%
Castlight Health, Inc., Class B†	375	$7,957
QAD, Inc.	425	8,683
		16,640
Direct Marketing — 0.0%
Harte-Hanks, Inc.	3,750	33,150
Disposable Medical Products — 0.0%
Medical Action Industries, Inc.†	2,675	18,645
Distribution/Wholesale — 0.4%
Owens & Minor, Inc.	1,875	65,681
ScanSource, Inc.†	1,375	56,059
United Stationers, Inc.	3,950	162,227
WW Grainger, Inc.	114	28,803
		312,770
Diversified Banking Institutions — 1.1%
Bank of America Corp.	3,657	62,901
Citigroup, Inc.	2,981	141,896
Goldman Sachs Group, Inc.	1,025	167,946
JPMorgan Chase & Co.	6,137	372,577
Morgan Stanley	2,861	89,177
		834,497
Diversified Manufacturing Operations — 1.5%
Colfax Corp.†	3,283	234,176
Danaher Corp.	3,918	293,850
Dover Corp.	3,138	256,532
Eaton Corp. PLC	1,226	92,097
General Electric Co.	4,196	108,634
Leggett & Platt, Inc.	1,100	35,904
Park-Ohio Holdings Corp.†	300	16,845
Standex International Corp.	925	49,562
Tredegar Corp.	1,300	29,913
		1,117,513
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	2,900	24,476
Nektar Therapeutics†	3,850	46,662
Revance Therapeutics, Inc.†	550	17,325
		88,463
E-Commerce/Products — 1.1%
Amazon.com, Inc.†	1,115	375,220
Chegg, Inc.†	750	5,250
eBay, Inc.†	7,498	414,189
		794,659
E-Commerce/Services — 0.6%
Coupons.com, Inc.†	375	9,244
Priceline Group, Inc.†	282	336,113
United Online, Inc.	6,100	70,516
		415,873
Educational Software — 0.0%
2U, Inc.†	1,800	24,570
Electric Products-Misc. — 0.2%
Emerson Electric Co.	1,810	120,908
Security Description	Shares	Value (Note 2)
Electric-Integrated — 0.5%
El Paso Electric Co.	1,300	$46,449
NextEra Energy, Inc.	319	30,503
NorthWestern Corp.	2,700	128,061
PG&E Corp.	642	27,734
PNM Resources, Inc.	1,050	28,382
Portland General Electric Co.	2,600	84,084
UNS Energy Corp.	600	36,018
		381,231
Electric-Transmission — 0.2%
Brookfield Infrastructure Partners LP	3,428	135,235
Electronic Components-Misc. — 1.1%
Benchmark Electronics, Inc.†	4,800	108,720
InvenSense, Inc.†	2,000	47,340
Stoneridge, Inc.†	10,725	120,442
TE Connectivity, Ltd.	8,224	495,167
Vishay Intertechnology, Inc.	1,350	20,088
		791,757
Electronic Components-Semiconductors — 0.8%
DSP Group, Inc.†	1,100	9,504
First Solar, Inc.†	875	61,066
Freescale Semiconductor, Ltd.†	3,215	78,478
Intel Corp.	2,484	64,112
PLX Technology, Inc.†	6,600	39,930
PMC-Sierra, Inc.†	4,275	32,533
QLogic Corp.†	750	9,562
Texas Instruments, Inc.	1,832	86,379
Xilinx, Inc.	3,611	195,969
		577,533
Electronic Connectors — 0.4%
Amphenol Corp., Class A	3,611	330,948
Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†	15,848	246,278
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	5,749	164,939
Electronic Security Devices — 0.6%
Taser International, Inc.†	10,050	183,815
Tyco International, Ltd.	6,101	258,682
		442,497
Energy-Alternate Sources — 0.2%
Green Plains Renewable Energy, Inc.	1,550	46,438
REX American Resources Corp.†	1,525	87,001
		133,439
Engineering/R&D Services — 0.4%
EMCOR Group, Inc.	2,750	128,672
Engility Holdings, Inc.†	650	29,283
Fluor Corp.	811	63,039
VSE Corp.	1,075	56,653
		277,647
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	4,150	92,338

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Enterprise Software/Service — 1.2%
Digital River, Inc.†	3,200	$55,776
Informatica Corp.†	3,197	120,783
MedAssets, Inc.†	3,100	76,601
Oracle Corp.	14,256	583,213
Rally Software Development Corp.†	1,775	23,749
Veeva Systems, Inc., Class A†	725	19,358
		879,480
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	100	14,215
Finance-Consumer Loans — 0.4%
Nelnet, Inc., Class A	1,225	50,103
Ocwen Financial Corp.†	2,425	95,011
Portfolio Recovery Associates, Inc.†	975	56,413
World Acceptance Corp.†	1,125	84,465
		285,992
Finance-Credit Card — 0.8%
American Express Co.	2,212	199,147
Visa, Inc., Class A	1,813	391,354
		590,501
Finance-Investment Banker/Broker — 0.7%
E*TRADE Financial Corp.†	5,814	133,838
FBR & Co.†	725	18,727
Greenhill & Co., Inc.	300	15,594
Investment Technology Group, Inc.†	6,125	123,725
LPL Financial Holdings, Inc.	2,872	150,895
TD Ameritrade Holding Corp.	2,028	68,851
		511,630
Finance-Leasing Companies — 0.0%
Marlin Business Services Corp.	1,375	28,614
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	600	15,888
Finance-Other Services — 0.3%
IntercontinentalExchange Group, Inc.	771	152,527
Outerwall, Inc.†	875	63,437
		215,964
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	325	10,231
Food-Confectionery — 0.4%
Hershey Co.	2,711	283,028
Food-Misc./Diversified — 0.3%
B&G Foods, Inc.	925	27,852
Chiquita Brands International, Inc.†	4,550	56,647
Mondelez International, Inc., Class A	3,009	103,961
Pinnacle Foods, Inc.	1,550	46,283
		234,743
Security Description	Shares	Value (Note 2)
Food-Retail — 0.7%
Kroger Co.	5,375	$234,619
Whole Foods Market, Inc.	6,394	324,239
		558,858
Footwear & Related Apparel — 0.2%
Iconix Brand Group, Inc.†	2,879	113,058
Gas-Distribution — 0.2%
AGL Resources, Inc.	550	26,928
Laclede Group, Inc.	725	34,184
Piedmont Natural Gas Co., Inc.	750	26,542
Southwest Gas Corp.	600	32,070
		119,724
Hotels/Motels — 0.4%
Hyatt Hotels Corp., Class A†	661	35,569
Intrawest Resorts Holdings, Inc.†	1,500	19,560
Marriott International, Inc., Class A	3,097	173,494
Starwood Hotels & Resorts Worldwide, Inc.	1,174	93,450
		322,073
Housewares — 0.0%
Lifetime Brands, Inc.	1,425	25,451
Human Resources — 0.4%
Barrett Business Services, Inc.	1,800	107,226
Care.com, Inc.†	275	4,551
Cross Country Healthcare, Inc.†	13,275	107,129
Monster Worldwide, Inc.†	9,282	69,430
Paylocity Holding Corp.†	475	11,424
TriNet Group, Inc.†	300	6,393
		306,153
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	925	12,414
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	600	16,008
Instruments-Controls — 0.7%
Control4 Corp.†	1,000	21,210
Honeywell International, Inc.	1,163	107,880
Sensata Technologies Holding NV†	9,056	386,148
Watts Water Technologies, Inc., Class A	75	4,401
		519,639
Insurance Brokers — 0.2%
Aon PLC	1,616	136,196
Insurance-Life/Health — 0.5%
American Equity Investment Life Holding Co.	3,075	72,631
CNO Financial Group, Inc.	4,800	86,880
Lincoln National Corp.	2,256	114,312
Primerica, Inc.	625	29,444
Prudential Financial, Inc.	1,225	103,696
		406,963
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	4,045	142,667

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty — 0.2%
Chubb Corp.	386	$34,470
Global Indemnity PLC†	275	7,244
Navigators Group, Inc.†	550	33,764
ProAssurance Corp.	925	41,190
Stewart Information Services Corp.	125	4,391
		121,059
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	300	11,910
Platinum Underwriters Holdings, Ltd.	1,150	69,115
		81,025
Internet Application Software — 0.2%
Bazaarvoice, Inc.†	11,125	81,213
Intralinks Holdings, Inc.†	4,775	48,848
		130,061
Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	2,380	143,371
Pandora Media, Inc.†	3,216	97,509
Twitter, Inc.†	723	33,743
		274,623
Internet Content-Information/News — 0.1%
WebMD Health Corp.†	1,775	73,485
Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	825	16,764
Internet Security — 0.0%
FireEye, Inc.†	300	18,471
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	2,689	57,087
Investment Management/Advisor Services — 0.3%
Artisan Partners Asset Management, Inc., Class A	200	12,850
Federated Investors, Inc., Class B	375	11,453
Invesco, Ltd.	1,597	59,089
T. Rowe Price Group, Inc.	1,620	133,407
		216,799
Lasers-System/Components — 0.2%
Coherent, Inc.†	1,225	80,054
Newport Corp.†	1,825	37,741
		117,795
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	750	99,428
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	600	36,702
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	483	47,996
Hyster-Yale Materials Handling, Inc.	275	26,813
Terex Corp.	1,528	67,690
		142,499
Machinery-Farming — 0.0%
Alamo Group, Inc.	375	20,374
Security Description	Shares	Value (Note 2)
Machinery-General Industrial — 0.4%
Applied Industrial Technologies, Inc.	925	$44,622
Kadant, Inc.	1,600	58,352
Roper Industries, Inc.	1,658	221,360
		324,334
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	200	10,842
Medical Information Systems — 0.2%
athenahealth, Inc.†	976	156,394
Medical Instruments — 0.4%
CONMED Corp.	2,425	105,366
NuVasive, Inc.†	1,625	62,416
SurModics, Inc.†	5,375	121,475
		289,257
Medical Laser Systems — 0.2%
PhotoMedex, Inc.†	7,825	123,870
Medical Products — 0.2%
Covidien PLC	981	72,260
Wright Medical Group, Inc.†	1,350	41,945
		114,205
Medical-Biomedical/Gene — 3.2%
Aegerion Pharmaceuticals, Inc.†	875	40,355
Alnylam Pharmaceuticals, Inc.†	1,900	127,566
Applied Genetic Technologies Corp.†	800	12,000
Biogen Idec, Inc.†	1,050	321,164
Celgene Corp.†	3,050	425,780
Celladon Corp.†	1,200	14,304
Dicerna Pharmaceuticals, Inc.†	550	15,538
Eleven Biotherapeutics, Inc.†	700	11,361
Foundation Medicine, Inc.†	275	8,902
Gilead Sciences, Inc.†	9,315	660,061
Isis Pharmaceuticals, Inc.†	1,230	53,148
Karyopharm Therapeutics, Inc.†	175	5,406
MacroGenics, Inc.†	1,375	38,266
Medivation, Inc.†	4,120	265,204
Merrimack Pharmaceuticals, Inc.†	3,175	16,002
NPS Pharmaceuticals, Inc.†	9,755	291,967
Synageva BioPharma Corp.†	625	51,856
Trius Therapeutics, Inc. CVR†(1)(2)	3,700	0
Ultragenyx Pharmaceutical, Inc.†	300	14,667
Vertex Pharmaceuticals, Inc.†	717	50,706
		2,424,253
Medical-Drugs — 2.5%
Abbott Laboratories	6,543	251,971
Achaogen, Inc.†	175	2,705
Auspex Pharmaceuticals, Inc.†	75	2,307
Bristol-Myers Squibb Co.	2,939	152,681
ChemoCentryx, Inc.†	2,200	14,586
Chimerix, Inc.†	1,350	30,834
Eagle Pharmaceuticals, Inc.†	400	5,100
Eli Lilly & Co.	1,589	93,529
Endo International PLC†	3,749	257,369
Jazz Pharmaceuticals PLC†	1,906	264,324

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Johnson & Johnson	2,337	$229,564
Merck & Co., Inc.	395	22,424
Orexigen Therapeutics, Inc.†	4,850	31,525
Pacira Pharmaceuticals, Inc.†	1,025	71,740
Pfizer, Inc.	5,100	163,812
Prestige Brands Holdings, Inc.†	1,700	46,325
Trevena, Inc.†	1,500	11,790
Zoetis, Inc.	7,447	215,516
		1,868,102
Medical-HMO — 0.6%
Aetna, Inc.	3,131	234,731
Centene Corp.†	1,250	77,812
Magellan Health Services, Inc.†	150	8,903
UnitedHealth Group, Inc.	1,194	97,896
		419,342
Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	2,617	137,393
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	1,775	26,430
Gentiva Health Services, Inc.†	3,150	28,728
LHC Group, Inc.†	975	21,508
		76,666
Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp.	579	102,234
Metal Processors & Fabrication — 0.8%
Ampco-Pittsburgh Corp.	200	3,774
Mueller Industries, Inc.	2,150	64,479
Precision Castparts Corp.	1,579	399,108
Worthington Industries, Inc.	2,825	108,056
		575,417
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,858	61,444
Multimedia — 1.3%
Twenty-First Century Fox, Inc., Class A	14,994	479,358
Walt Disney Co.	6,047	484,183
		963,541
Networking Products — 0.2%
Cisco Systems, Inc.	5,845	130,986
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	525	8,720
Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	1,650	10,164
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	1,462	157,253
Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	2,931	248,432
Cabot Oil & Gas Corp.	134	4,540
Clayton Williams Energy, Inc.†	200	22,602
Contango Oil & Gas Co.†	225	10,741
EOG Resources, Inc.	2,081	408,230
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
EPL Oil & Gas, Inc.†	3,925	$151,505
EQT Corp.	384	37,236
Equal Energy, Ltd.	1,975	9,045
Isramco, Inc.†	25	3,313
Noble Energy, Inc.	2,891	205,377
Occidental Petroleum Corp.	544	51,838
Pioneer Natural Resources Co.	469	87,769
Range Resources Corp.	320	26,550
Rice Energy, Inc.†	2,400	63,336
RSP Permian, Inc.†	2,800	80,892
Stone Energy Corp.†	925	38,822
VAALCO Energy, Inc.†	1,100	9,405
		1,459,633
Oil Companies-Integrated — 0.7%
Chevron Corp.	827	98,338
Exxon Mobil Corp.	1,498	146,325
Hess Corp.	1,242	102,937
Phillips 66	1,969	151,731
		499,331
Oil Field Machinery & Equipment — 0.2%
National Oilwell Varco, Inc.	1,547	120,465
Oil Refining & Marketing — 0.4%
Delek US Holdings, Inc.	900	26,136
Marathon Petroleum Corp.	458	39,864
Valero Energy Corp.	3,996	212,188
Western Refining, Inc.	825	31,845
		310,033
Oil-Field Services — 0.9%
Core Laboratories NV	779	154,585
Exterran Holdings, Inc.	3,200	140,416
Halliburton Co.	1,494	87,982
Helix Energy Solutions Group, Inc.†	1,850	42,513
Schlumberger, Ltd.	1,287	125,482
SEACOR Holdings, Inc.†	1,375	118,827
		669,805
Paper & Related Products — 0.2%
Domtar Corp.	275	30,860
Resolute Forest Products, Inc.†	2,375	47,714
Xerium Technologies, Inc.†	3,375	54,169
		132,743
Pharmacy Services — 1.2%
Express Scripts Holding Co.†	8,858	665,147
Omnicare, Inc.	3,449	205,802
		870,949
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	625	22,456
Poultry — 0.1%
Pilgrim's Pride Corp.†	1,500	31,380
Sanderson Farms, Inc.	525	41,207
		72,587

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	475	$11,638
SunPower Corp.†	1,925	62,100
		73,738
Printing-Commercial — 0.3%
ARC Document Solutions, Inc.†	11,325	84,258
Deluxe Corp.	1,375	72,146
Quad/Graphics, Inc.	800	18,760
R.R. Donnelley & Sons Co.	784	14,034
		189,198
Publishing-Books — 0.0%
Courier Corp.	600	9,240
Radio — 0.0%
Entercom Communications Corp., Class A†	1,400	14,098
Real Estate Investment Trusts — 2.4%
American Assets Trust, Inc.	1,225	41,331
American Tower Corp.	4,851	397,151
Anworth Mtg. Asset Corp.	4,750	23,560
Ashford Hospitality Prime, Inc.	100	1,512
Ashford Hospitality Trust, Inc.	500	5,635
Associated Estates Realty Corp.	225	3,812
BioMed Realty Trust, Inc.	600	12,294
Capstead Mortgage Corp.	5,550	70,263
CBL & Associates Properties, Inc.	1,350	23,963
CoreSite Realty Corp.	3,875	120,125
Cousins Properties, Inc.	325	3,728
CYS Investments, Inc.	4,800	39,648
DCT Industrial Trust, Inc.	2,600	20,488
DiamondRock Hospitality Co.	1,400	16,450
EastGroup Properties, Inc.	675	42,464
EPR Properties	775	41,377
Equity Lifestyle Properties, Inc.	425	17,276
FelCor Lodging Trust, Inc.	650	5,876
First Industrial Realty Trust, Inc.	475	9,177
Franklin Street Properties Corp.	1,175	14,805
Gladstone Commercial Corp.	325	5,636
Home Properties, Inc.	650	39,078
Hospitality Properties Trust	1,300	37,336
Host Hotels & Resorts, Inc.	2,246	45,459
Lexington Realty Trust	5,084	55,466
LTC Properties, Inc.	2,025	76,201
National Retail Properties, Inc.	450	15,444
Pennsylvania Real Estate Investment Trust	1,350	24,368
Post Properties, Inc.	625	30,687
Potlatch Corp.	2,425	93,823
PS Business Parks, Inc.	175	14,634
RAIT Financial Trust	3,075	26,107
Ramco-Gershenson Properties Trust	2,400	39,120
Redwood Trust, Inc.	3,025	61,347
Saul Centers, Inc.	550	26,048
Simon Property Group, Inc.	720	118,080
Strategic Hotels & Resorts, Inc.†	6,050	61,649
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Taubman Centers, Inc.	375	$26,546
Ventas, Inc.	1,280	77,530
		1,785,494
Real Estate Management/Services — 0.2%
Jones Lang LaSalle, Inc.	1,190	141,015
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	1,125	47,880
Recreational Centers — 0.0%
Town Sports International Holdings, Inc.	3,800	32,262
Recreational Vehicles — 0.0%
Malibu Boats, Inc., Class A†	300	6,666
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	225	5,985
Research & Development — 0.0%
PAREXEL International Corp.†	325	17,579
Respiratory Products — 0.0%
Inogen, Inc.†	400	6,604
Retail-Apparel/Shoe — 0.4%
ANN, Inc.†	1,100	45,628
Brown Shoe Co., Inc.	1,875	49,763
Children's Place Retail Stores, Inc.	2,600	129,506
Express, Inc.†	1,725	27,393
PVH Corp.	668	83,346
		335,636
Retail-Appliances — 0.2%
Conn's, Inc.†	525	20,396
hhgregg, Inc.†	14,525	139,586
		159,982
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	686	368,451
Retail-Bookstores — 0.0%
Barnes & Noble, Inc.†	300	6,270
Retail-Building Products — 0.6%
Lowe's Cos., Inc.	9,665	472,618
Retail-Catalog Shopping — 0.4%
MSC Industrial Direct Co., Inc., Class A	3,077	266,222
Retail-Computer Equipment — 0.0%
Systemax, Inc.†	218	3,250
Retail-Discount — 0.1%
Wal-Mart Stores, Inc.	849	64,889
Retail-Drug Store — 0.5%
CVS Caremark Corp.	1,656	123,968
Rite Aid Corp.†	35,600	223,212
		347,180
Retail-Gardening Products — 0.3%
Tractor Supply Co.	3,427	242,049
Retail-Hair Salons — 0.0%
Regis Corp.	950	13,015
Retail-Hypermarkets — 0.1%
Roundy's, Inc.	8,775	60,372

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Jewelry — 0.2%
Tiffany & Co.	1,813	$156,190
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	2,431	162,002
Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	4,770	289,300
Retail-Music Store — 0.0%
Trans World Entertainment Corp.	1,075	3,902
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	851	82,955
Retail-Pet Food & Supplies — 0.3%
PetMed Express, Inc.	3,775	50,623
PetSmart, Inc.	2,810	193,581
		244,204
Retail-Regional Department Stores — 0.4%
Bon-Ton Stores, Inc.	1,325	14,549
Dillard's, Inc., Class A	1,325	122,430
Kohl's Corp.	1,224	69,523
Macy's, Inc.	1,997	118,402
		324,904
Retail-Restaurants — 1.0%
Biglari Holdings, Inc.†	150	73,124
Dunkin' Brands Group, Inc.	1,860	93,335
Jack in the Box, Inc.†	150	8,841
Red Robin Gourmet Burgers, Inc.†	800	57,344
Sonic Corp.†	4,800	109,392
Starbucks Corp.	5,296	388,620
		730,656
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.	1,648	89,997
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,475	29,382
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp.	300	4,146
BankFinancial Corp.	225	2,245
Beneficial Mutual Bancorp, Inc.†	825	10,882
Capitol Federal Financial, Inc.	225	2,824
OceanFirst Financial Corp.	875	15,479
Westfield Financial, Inc.	1,000	7,450
		43,026
Schools — 0.2%
Strayer Education, Inc.†	3,050	141,612
Seismic Data Collection — 0.0%
Dawson Geophysical Co.	125	3,501
Semiconductor Components-Integrated Circuits — 1.2%
Aeroflex Holding Corp.†	2,400	19,944
Atmel Corp.†	26,371	220,462
Cirrus Logic, Inc.†	2,450	48,681
Integrated Device Technology, Inc.†	4,100	50,143
Micrel, Inc.	875	9,695
QUALCOMM, Inc.	6,286	495,714
Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits (continued)
TriQuint Semiconductor, Inc.†	6,500	$87,035
		931,674
Semiconductor Equipment — 0.4%
KLA-Tencor Corp.	1,989	137,519
Photronics, Inc.†	3,900	33,267
Ultra Clean Holdings, Inc.†	7,919	104,135
		274,921
Software Tools — 0.1%
VMware, Inc., Class A†	352	38,023
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	635	44,869
United States Steel Corp.	1,579	43,596
		88,465
Telecom Equipment-Fiber Optics — 0.0%
Harmonic, Inc.†	3,425	24,455
Telecom Services — 0.6%
Amdocs, Ltd.	6,520	302,919
FairPoint Communications, Inc.†	2,150	29,240
Inteliquent, Inc.	5,825	84,637
		416,796
Telecommunication Equipment — 0.6%
CommScope Holding Co., Inc.†	11,434	282,191
Comtech Telecommunications Corp.	4,850	154,521
		436,712
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	1,438	68,406
Television — 0.4%
CBS Corp., Class B	4,572	282,549
ION Media Networks, Inc.†(1)(2)(3)	2	556
Sinclair Broadcast Group, Inc., Class A	475	12,868
		295,973
Textile-Apparel — 0.0%
Unifi, Inc.†	975	22,493
Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A†	375	9,094
Therapeutics — 0.5%
Agios Pharmaceuticals, Inc.†	75	2,936
Akebia Therapeutics, Inc.†	175	3,423
Cara Therapeutics, Inc.†	825	15,353
Concert Pharmaceuticals, Inc.†	500	6,725
Egalet Corp.†	500	6,995
Flexion Therapeutics, Inc.†	700	11,515
Neurocrine Biosciences, Inc.†	2,350	37,835
Pharmacyclics, Inc.†	1,419	142,212
Questcor Pharmaceuticals, Inc.	1,575	102,265
Xencor, Inc.†	3,250	38,123
		367,382

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Tobacco — 0.6%
Altria Group, Inc.	5,538	$207,288
Philip Morris International, Inc.	2,016	165,050
Universal Corp.	1,925	107,588
		479,926
Toys — 0.3%
Mattel, Inc.	6,339	254,257
Transactional Software — 0.3%
ACI Worldwide, Inc.†	875	51,791
Solera Holdings, Inc.	3,120	197,621
		249,412
Transport-Rail — 1.1%
Kansas City Southern	1,775	181,156
Union Pacific Corp.	3,354	629,412
		810,568
Transport-Services — 0.5%
FedEx Corp.	2,882	382,038
Transport-Truck — 0.3%
Arkansas Best Corp.	3,175	117,316
Celadon Group, Inc.	375	9,015
Con-way, Inc.	600	24,648
Heartland Express, Inc.	1,350	30,632
Saia, Inc.†	787	30,071
Swift Transportation Co.†	1,600	39,600
		251,282
Travel Services — 0.0%
Interval Leisure Group, Inc.	925	24,180
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	175	10,022
USANA Health Sciences, Inc.†	650	48,971
		58,993
Web Hosting/Design — 0.0%
Q2 Holdings, Inc.†	375	5,824
Web Portals/ISP — 2.1%
Blucora, Inc.†	1,550	30,520
Google, Inc., Class A†	1,295	1,443,290
Yahoo!, Inc.†	3,967	142,415
		1,616,225
Wireless Equipment — 0.8%
Aerohive Networks, Inc.†	1,300	13,715
InterDigital, Inc.	3,475	115,057
Motorola Solutions, Inc.	4,626	297,406
RF Micro Devices, Inc.†	2,775	21,867
Ubiquiti Networks, Inc.†	3,475	158,008
		606,053
Total Common Stocks (cost $43,843,249)		55,612,933
Security Description	Shares/ Principal Amount(11)	Value (Note 2)
PREFERRED SECURITIES — 0.0%
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	225	$4,579
Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	300	3,300
Telecom Services — 0.0%
Qwest Corp. 6.13%	425	9,362
Telephone-Integrated — 0.0%
Verizon Communications, Inc. 5.90%	225	5,616
Total Preferred Securities (cost $26,506)		22,857
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(4)	$9,000	8,393
Banks-Super Regional — 0.0%
Wells Fargo Capital X 5.95% due 12/01/2086	3,000	3,000
Diversified Banking Institutions — 0.1%
BAC Capital Trust XIII FRS Series F 4.00% due 04/15/2014(4)	27,000	20,790
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(4)	22,000	20,625
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(4)	9,000	8,859
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(4)	5,000	5,650
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077	3,000	2,280
		58,204
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2)	6,000	1
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	7,000	6,615
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	6,000	6,120
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	10,000	11,737

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Insurance-Multi-line (continued)
ING US, Inc. FRS 5.65% due 05/15/2053	$5,000	$4,970
MetLife, Inc. 6.40% due 12/15/2066	9,000	9,495
Nationwide Mutual Insurance Co. 9.38% due 08/15/2039*	25,000	36,766
		62,968
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	35,000	50,575
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	15,000	16,087
Total Preferred Securities/Capital Securities (cost $183,854)		211,963
ASSET BACKED SECURITIES — 3.3%
Diversified Financial Services — 3.3%
American Credit Acceptance Receivables Trust Series 2013-1, Class A 1.45% due 04/16/2018*	5,493	5,515
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	29,980	30,346
AmeriCredit Automobile Receivables Trust Series 2010-A, Class A3 3.51% due 07/06/2017	22,473	22,672
AmeriCredit Automobile Receivables Trust Series 2010-2, Class C 4.52% due 10/08/2015	4,340	4,356
AmeriCredit Automobile Receivables Trust Series 2010-1, Class C 5.19% due 08/17/2015	6,902	6,934
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.92% due 05/10/2045(5)	15,000	16,234
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.95% due 02/10/2051(5)	31,778	35,336
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(5)	100,000	95,611
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.49% due 02/25/2036(6)	60,960	53,300
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(5)	50,000	54,562
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(5)	$25,000	$27,962
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	4,292	4,272
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	7,000	7,043
CD Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.22% due 07/15/2044(5)	99,738	104,717
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/2018*	35,000	35,964
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(5)	28,000	28,880
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(5)	30,000	30,864
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(5)	20,000	20,839
Citigroup Commercial Mtg. Trust VRS Series 2013-GC15, Class A4 4.37% due 09/10/2046(5)	15,046	15,992
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.34% due 12/10/2049(5)	10,000	11,253
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.53% due 03/25/2036(6)	42,775	37,265
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(5)	20,000	21,888
Citigroup/Deutsche Bank Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(5)	38,955	43,680
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	31,520	31,838
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.21% due 12/10/2049(5)	25,000	27,695
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.94% due 01/10/2046(5)	15,000	14,387
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A5 3.96% due 03/10/2047(5)	30,000	30,778

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Pass Through Certs. Series 2013-CR12, Class A4 4.05% due 10/10/2046(5)	$30,000	$30,988
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.94% due 06/10/2046(5)	47,799	51,891
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% due 01/25/2037(6)	33,843	27,750
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(6)	25,000	25,505
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(6)	26	26
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(6)	23,677	22,023
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(6)	1,357	1,248
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(5)	13,932	15,102
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.25% due 05/25/2035(6)	65,984	62,302
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	5,000	4,980
GMAC Commercial Mtg. Securities, Inc. VRS Series 2006-C1, Class A4 5.24% due 11/10/2045(5)	100,724	105,465
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(5)	30,000	32,866
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(5)	10,000	9,989
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(5)	64,941	65,078
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(5)	70,000	72,468
GS Mtg. Securities Trust Series 2013-GC12, Class A4 3.14% due 06/10/2046(5)	15,000	14,538
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2014-GC20, Class A-5 4.00% due 04/10/2047(1)(5)	$15,000	$15,450
GS Mtg. Securities Trust Series 2013-GC14, Class A5 4.24% due 08/10/2046(5)	10,000	10,535
GS Mtg. Securities Trust VRS Series 2010-C2, Class A2 5.16% due 12/10/2043*(5)	100,000	112,808
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(5)	30,000	32,040
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.62% due 01/25/2036(6)	30,285	27,742
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.62% due 03/25/2047(6)	12,509	10,842
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.67% due 04/25/2035(6)	18,781	18,118
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% due 05/25/2035(6)	28,867	25,615
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(5)	25,250	26,243
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.83% due 06/15/2038(5)	29,470	32,118
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(5)	29,773	31,910
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class A2 6.14% due 04/15/2041(5)	35,000	40,029
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.55% due 12/25/2034(6)	19,630	19,852
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.86% due 05/12/2039(5)	25,000	26,957
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(5)	24,736	26,762
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(5)	39,221	42,502
Morgan Stanley Capital I Trust VRS Series 2007-T25, Class A3 5.51% due 11/12/2049(5)	50,000	55,111
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(5)	25,000	27,806
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(6)	22,979	20,902

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
MortgageIT Trust FRS Series 2005-4, Class A1 0.43% due 10/25/2035(6)	$79,650	$72,361
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% due 02/25/2037	12,588	7,074
Santander Drive Auto Receivables Trust Series 2011-1, Class C 3.11% due 05/16/2016	30,000	30,409
Santander Drive Auto Receivables Trust Series 2010-2, Class C 3.89% due 07/17/2017	20,274	20,517
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% due 05/25/2037	36,722	23,955
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.38% due 02/20/2047(6)	49,327	41,555
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	81	81
UBS-Barclays Commercial Mtg. Trust Series 2012-C4, Class A5 2.85% due 12/10/2045(5)	20,000	19,036
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(5)	65,000	65,307
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	5,000	5,050
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.96% due 06/15/2045(5)	19,000	20,826
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/2035(6)	42,996	43,959
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(6)	60,128	60,885
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(6)	26,415	24,551
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(5)	25,000	25,848
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(5)	15,000	15,672
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(5)	$25,000	$27,510
Total Asset Backed Securities (cost $2,400,849)		2,470,340
U.S. CORPORATE BONDS & NOTES — 7.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	5,000	4,862
Interpublic Group of Cos., Inc. 4.20% due 04/15/2024	8,000	8,020
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	50,000	51,562
		64,444
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	2,000	1,993
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 0.95% due 05/15/2018	9,000	8,701
Aerospace/Defense-Equipment — 0.0%
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	2,000	2,100
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	30,000	30,846
Mosaic Co. Senior Notes 5.45% due 11/15/2033	5,000	5,406
		36,252
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	38,000	40,595
Airlines — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	1,313	1,423
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	8,796	9,093
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	10,000	10,325
		20,841

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	$2,000	$2,175
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	5,000	5,137
		7,312
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	15,000	16,388
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021*	30,000	30,862
		47,250
Auction House/Art Dealers — 0.0%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	20,000	19,550
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Senior Notes 6.25% due 10/02/2043*	5,000	5,412
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	2,000	2,160
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	15,000	16,462
		18,622
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	40,000	43,100
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	14,000	16,034
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	6,000	6,228
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	11,000	11,744
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	8,000	7,985
		85,091
Banks-Super Regional — 0.2%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	40,000	44,640
Security Description	Principal Amount(11)	Value (Note 2)
Banks-Super Regional (continued)
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	$25,000	$27,676
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	35,000	36,805
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	1,000	1,096
Wells Fargo & Co. Senior Notes 3.00% due 01/22/2021	19,000	19,013
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	10,000	9,706
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	15,000	15,175
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	25,000	26,335
		180,446
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.63% due 02/01/2044	6,000	6,156
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	16,000	16,053
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	15,000	22,767
		44,976
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	10,000	10,850
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	10,000	9,950
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	3,000	3,233
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	20,000	20,350
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,513

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial (continued)
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	$15,000	$14,887
		40,750
Cable/Satellite TV — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021	4,000	4,030
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	15,000	14,702
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	5,000	5,075
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	20,000	18,253
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	28,490
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	20,000	19,791
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	6,000	6,017
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	10,000	10,752
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	6,000	6,720
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	5,000	6,316
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	15,000	16,253
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	2,000	2,323
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	15,000	17,583
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	4,000	4,997
		161,302
Security Description	Principal Amount(11)	Value (Note 2)
Casino Hotels — 0.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	$5,000	$5,362
Cellular Telecom — 0.1%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	20,000	21,350
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	10,000	10,500
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	2,000	2,180
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	5,000	6,112
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	10,000	10,700
		50,842
Chemicals-Diversified — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	3,000	3,113
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	5,000	6,325
Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	10,000	10,588
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	3,000	3,146
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	5,000	5,013
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	25,000	25,812
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,270
		48,829
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	4,000	4,020
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	2,000	2,195
		6,215

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers — 0.1%
Hewlett-Packard Co. Senior Notes 2.65% due 06/01/2016	$10,000	$10,339
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	25,000	25,165
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	30,000	31,736
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	26,000	28,472
		95,712
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	12,000	12,570
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	25,000	26,687
Diagnostic Equipment — 0.0%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	4,000	4,447
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*	3,000	2,843
Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	25,000	24,971
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	7,000	7,032
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	15,000	16,956
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	35,000	39,706
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	25,000	24,823
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	6,000	6,023
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	50,000	56,259
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	15,000	15,978
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	$24,000	$25,526
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	25,000	28,625
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	10,000	11,710
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	35,000	44,593
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	20,000	19,911
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	8,000	8,856
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	12,000	13,389
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	55,000	59,809
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	9,000	10,424
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	25,000	27,753
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	33,000	37,802
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	25,000	24,627
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	60,000	56,797
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	10,000	10,693
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	10,000	10,719
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/2020	18,000	19,403
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	45,000	45,946
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	35,000	37,634
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	10,000	11,757

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	$100,000	$111,838
Morgan Stanley Senior Notes 4.75% due 03/22/2017	22,000	24,009
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	33,000	34,676
Morgan Stanley Senior Notes 5.50% due 07/28/2021	7,000	7,909
Morgan Stanley Senior Notes 5.75% due 01/25/2021	100,000	114,539
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	2,000	2,363
		993,056
Diversified Financial Services — 0.3%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	10,000	11,010
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	60,000	65,894
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	35,000	40,326
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	25,000	28,572
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	46,000	54,230
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	18,000	23,143
		223,175
Diversified Manufacturing Operations — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,000	2,140
Textron, Inc. Senior Notes 4.63% due 09/21/2016	13,000	13,970
		16,110
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	4,000	3,820
AES Corp. Senior Notes 5.50% due 03/15/2024	15,000	14,887
Security Description	Principal Amount(11)	Value (Note 2)
Electric-Generation (continued)
AES Corp. Senior Notes 8.00% due 10/15/2017	$4,000	$4,735
AES Corp. Senior Notes 8.00% due 06/01/2020	10,000	11,800
		35,242
Electric-Integrated — 0.3%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	4,000	4,079
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	12,000	13,192
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	30,000	29,188
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	45,000	45,963
Edison International Senior Notes 3.75% due 09/15/2017	21,000	22,357
Entergy Corp. Senior Notes 3.63% due 09/15/2015	24,000	24,841
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	8,000	9,189
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	3,000	3,132
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022(7)	3,000	3,327
Monongahela Power Co. 1st Mtg. Notes 5.40% due 12/15/2043*	4,000	4,387
Nisource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	8,000	8,171
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	10,000	9,980
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	9,000	9,117
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	15,000	19,294
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	7,000	8,065
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	10,000	12,700
		226,982

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	$2,000	$2,073
Intel Corp. Senior Notes 1.35% due 12/15/2017	9,000	8,939
		11,012
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	7,000	7,497
Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	5,000	5,262
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	36,000	38,520
Finance-Auto Loans — 0.1%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	5,000	5,029
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	6,000	5,982
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	40,000	42,750
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,700
		59,461
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	5,000	5,835
SLM Corp. Senior Notes 6.13% due 03/25/2024	6,000	5,993
SLM Corp. Senior Notes 8.45% due 06/15/2018	25,000	29,437
		41,265
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	10,000	11,904
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	7,000	1,662
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	7,000	1
Security Description	Principal Amount(11)	Value (Note 2)
Finance-Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	$10,000	$1
		13,568
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	25,000	26,312
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	4,000	4,240
		30,552
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	4,000	4,022
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/ FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	2,000	2,128
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	10,000	10,625
Food-Misc./Diversified — 0.0%
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	7,000	8,805
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.85% due 08/01/2023	5,000	4,979
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021	3,000	3,041
		8,020
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	10,000	9,750
Service Corp. International Senior Notes 7.00% due 06/15/2017	10,000	11,205
		20,955
Gas-Distribution — 0.0%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	25,000	28,989
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 4.88% due 03/15/2042	9,000	7,288

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gold Mining (continued)
Newmont Mining Corp. Company Guar. Notes 5.13% due 10/01/2019	$4,000	$4,254
		11,542
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	20,000	20,600
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,030
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	11,921	13,024
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	15,000	16,387
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	4,000	4,400
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,113
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	7,000	7,210
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	5,000	5,487
		53,651
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	15,000	15,195
Insurance-Life/Health — 0.0%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	3,000	3,422
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	2,000	2,006
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	6,000	6,006
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	15,000	15,738
		27,172
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	16,000	18,175
Security Description	Principal Amount(11)	Value (Note 2)
Insurance-Multi-line (continued)
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	$15,000	$15,976
		34,151
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	25,000	38,020
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	11,000	11,141
		49,161
Machinery-Farming — 0.1%
Case New Holland Industrial, Inc. Company Guar. Notes 7.88% due 12/01/2017	10,000	11,725
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	30,000	32,737
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017	8,000	8,160
		52,622
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,000	2,095
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	8,000	10,207
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	2,000	2,140
		12,347
Medical-Biomedical/Gene — 0.0%
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	10,000	12,736
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	15,000	15,007
		27,743
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	25,000	25,213
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	7,000	7,175
Endo Health Solutions, Inc. Company Guar. Notes 7.00% due 07/15/2019	2,000	2,155

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	$9,000	$9,441
		43,984
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	13,000	14,573
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 2.20% due 03/15/2019	10,000	9,916
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	15,000	14,779
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	30,000	29,775
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	10,000	10,028
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	25,000	25,953
		90,451
Medical-Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,000	2,125
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	5,000	5,125
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	10,000	10,037
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	15,000	16,800
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	5,000	5,406
IASIS Healthcare LLC/ IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	2,000	2,135
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	10,000	9,988
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020*	30,000	32,100
		83,716
Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.28% due 03/15/2019	10,000	9,918
Security Description	Principal Amount(11)	Value (Note 2)
Medical-Wholesale Drug Distribution (continued)
McKesson Corp. Senior Notes 3.80% due 03/15/2024	$10,000	$10,009
McKesson Corp. Senior Notes 4.88% due 03/15/2044	6,000	6,082
		26,009
Multimedia — 0.3%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	60,000	72,217
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	35,000	40,793
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	6,000	7,494
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	30,000	39,225
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	7,000	9,647
Viacom, Inc. Senior Notes 2.20% due 04/01/2019	25,000	24,787
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	29,000	25,772
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	2,000	2,044
		221,979
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	4,000	4,170
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	8,000	7,964
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	6,000	5,957
Xerox Corp. Senior Notes 4.50% due 05/15/2021	12,000	12,646
		18,603
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	5,000	5,050
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	16,000	16,552
		21,602

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	$5,000	$5,375
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	25,000	29,570
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	5,000	5,250
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	6,000	6,214
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	7,000	7,350
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	2,000	2,245
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	5,000	5,413
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	5,000	5,175
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	2,000	2,155
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.25% due 11/01/2019*	10,000	10,425
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	3,000	3,165
Newfield Exploration Co. Senior Sub. Notes 6.88% due 02/01/2020	15,000	15,975
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	7,000	7,306
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	2,000	2,125
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	4,250
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	6,000	6,570
Security Description	Principal Amount(11)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	$9,000	$9,945
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	5,000	5,525
		134,033
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/2041	9,000	9,883
Hess Corp. Senior Notes 7.88% due 10/01/2029	3,000	3,940
		13,823
Oil Refining & Marketing — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	2,000	2,065
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	5,000	6,017
		8,082
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	3,000	2,888
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	14,000	15,553
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	10,000	9,929
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	13,000	14,576
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,000	2,060
		45,006
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	50,000	50,637
Pipelines — 0.4%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	4,000	4,030
Atlas Pipeline Partners LP/ Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	3,000	2,962

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	$3,000	$2,673
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	2,000	2,118
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	24,000	27,470
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	28,000	32,025
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	50,000	47,824
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	25,000	26,903
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	13,000	14,683
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	30,000	30,157
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,381
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	30,000	30,679
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	20,000	21,650
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	3,000	2,887
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	45,000	44,912
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	5,000	5,225
Williams Partners LP Senior Notes 4.30% due 03/04/2024	15,000	15,067
Williams Partners LP Senior Notes 5.40% due 03/04/2044	5,000	5,131
		321,777
Security Description	Principal Amount(11)	Value (Note 2)
Printing-Commercial — 0.0%
Deluxe Corp. Company Guar. Notes 7.00% due 03/15/2019	$15,000	$16,125
Publishing-Newspapers — 0.0%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	20,000	20,925
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	5,000	5,819
		26,744
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	10,000	10,175
Real Estate Investment Trusts — 0.5%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	40,000	44,785
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,403
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	25,000	26,771
Duke Realty LP Senior Notes 6.75% due 03/15/2020	15,000	17,500
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,527
HCP, Inc. Senior Notes 6.00% due 01/30/2017	35,000	39,372
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	25,000	25,747
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	41,000	45,161
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	35,000	37,578
Liberty Property LP Senior Notes 3.38% due 06/15/2023	10,000	9,438
Liberty Property LP Senior Notes 4.13% due 06/15/2022	5,000	5,071
Mid-America Apartments LP Senior Notes 4.30% due 10/15/2023	15,000	15,133
Omega Healthcare Investors, Inc. Senior Notes 4.95% due 04/01/2024*	8,000	7,830

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	$2,000	$2,100
ProLogis LP Company Guar. Notes 3.35% due 02/01/2021	25,000	24,733
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	14,000	14,210
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	10,000	9,734
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	30,000	32,333
		373,426
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	5,000	5,000
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	5,000	5,338
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	30,000	30,030
		35,368
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	10,000	12,577
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	2,000	2,200
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	2,000	2,140
		16,917
Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	12,000	12,292
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	25,000	23,457
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	10,000	10,424
		46,173
Security Description	Principal Amount(11)	Value (Note 2)
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	$18,000	$19,530
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	30,000	30,646
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	6,000	5,664
Retail-Drug Store — 0.1%
CVS Caremark Corp. Pass Through Trust Pass Through Certs. 6.94% due 01/10/2030	29,810	35,241
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	3,983	4,122
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	4,608	5,025
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	8,539	9,504
		53,892
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	20,000	21,900
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	3,000	2,899
Retail-Restaurants — 0.0%
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	5,000	5,506
PF Chang's China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	7,000	7,368
		12,874
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	8,000	8,621
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	25,000	28,640
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	9,000	10,302
		47,563

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	$5,000	$4,835
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	3,000	2,726
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	4,000	3,774
		11,335
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	12,000	10,548
ADT Corp. Senior Notes 6.25% due 10/15/2021*	41,000	42,128
		52,676
Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	2,000	1,990
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	17,000	18,764
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	5,000	5,025
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	2,000	2,045
Steel-Producers — 0.0%
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	25,000	25,084
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	9,000	9,500
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	5,000	5,556
Telecom Services — 0.1%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	10,000	10,325
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	25,000	24,435
Security Description	Principal Amount(11)	Value (Note 2)
Telecom Services (continued)
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	$35,000	$36,176
		70,936
Telephone-Integrated — 0.3%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	4,000	4,090
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	3,000	3,285
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	3,000	3,488
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,370
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	15,000	15,968
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	11,000	11,947
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	45,000	49,244
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	25,000	29,681
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	70,000	85,185
Verizon Communications, Inc. Senior Notes 7.75% due 12/01/2030	30,000	39,673
		244,931
Television — 0.1%
CBS Corp. Company Guar. Notes 4.85% due 07/01/2042	3,000	2,890
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	25,000	32,052
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	10,000	10,400
		45,342
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	2,000	2,060
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	2,000	2,030
		4,090

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	$11,000	$14,439
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	10,000	9,937
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	2,000	2,210
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	15,000	15,375
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	21,000	22,245
		37,620
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	35,000	35,787
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	645	678
Total U.S. Corporate Bonds & Notes (cost $5,385,275)		5,593,390
FOREIGN CORPORATE BONDS & NOTES — 0.8%
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	3,000	3,233
Banks-Commercial — 0.2%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	10,000	10,013
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	7,000	6,975
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	100,000	112,075
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	34,000	37,858
		166,921
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	2,000	2,140
Security Description	Principal Amount(11)	Value (Note 2)
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	$3,000	$3,075
Diversified Banking Institutions — 0.2%
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	70,000	78,267
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	19,000	19,403
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	14,000	14,335
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	7,000	7,266
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	5,000	5,237
		124,508
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,000	4,040
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	10,000	9,970
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043*	9,000	9,947
		23,957
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	4,000	4,310
Electric-Integrated — 0.0%
Electricite de France Senior Notes 6.00% due 01/22/2114*	5,000	5,247
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,000	2,160
Gold Mining — 0.0%
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	11,000	11,020
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	10,000	10,100

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	$3,000	$3,150
Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	8,000	7,483
Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	5,000	5,620
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	4,000	4,617
		10,237
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	8,000	10,186
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	10,000	10,800
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	4,000	4,230
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	10,000	13,002
		38,218
Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	17,000	17,265
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	9,000	9,287
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	9,000	9,080
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	50,000	52,517
Husky Energy, Inc. Senior Notes 4.00% due 04/15/2024	6,000	6,102
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	6,000	6,159
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	23,000	22,195
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	10,000	10,788
		133,393
Security Description	Principal Amount(11)	Value (Note 2)
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	$3,000	$3,038
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	2,000	2,195
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	20,000	28,863
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	14,000	16,048
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	6,000	6,420
		51,331
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	10,000	13,474
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	5,000	4,605
		18,079
Total Foreign Corporate Bonds & Notes (cost $613,342)		623,795
MUNICIPAL BONDS & NOTES — 0.3%
U.S. Municipal Bonds & Notes — 0.3%
City of Baltimore, MD Revenue Bonds 5.00% due 07/01/2042	5,000	5,425
City of Baltimore, MD Revenue Bonds 5.00% due 07/01/2043	5,000	5,412
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	30,000	42,072
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds Series I 5.00% due 05/01/2042	5,000	5,381
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	10,000	9,654
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	5,000	4,683

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
U.S. Municipal Bonds & Notes (continued)
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	$11,000	$11,281
State of California General Obligation Bonds 6.20% due 10/01/2019	25,000	29,595
State of California General Obligation Bonds 6.51% due 04/01/2039	5,000	5,495
State of California General Obligation Bonds 7.55% due 04/01/2039	20,000	27,790
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	15,000	16,593
University of California Revenue Bonds 4.60% due 05/15/2031	15,000	15,937
University of California Revenue Bonds 5.00% due 05/15/2038	40,000	43,443
Total Municipal Bonds & Notes (cost $200,629)		222,761
U.S. GOVERNMENT AGENCIES — 7.7%
Federal Home Loan Mtg. Corp. — 0.4%
2.50% due 01/01/2028	6,666	6,672
3.00% due 10/01/2042	14,500	14,008
3.00% due 11/01/2042	7,393	7,138
3.00% due 02/01/2043	24,000	23,170
3.00% due 08/01/2043	112,499	108,633
3.50% due 03/01/2042	5,167	5,197
3.50% due 09/01/2043	53,263	53,594
4.00% due 09/01/2040	9,279	9,629
4.50% due 01/01/2039	2,276	2,424
5.00% due 07/01/2021	46,362	49,189
5.50% due 07/01/2034	6,475	7,174
6.00% due 08/01/2036	12,601	14,013
6.50% due 05/01/2029	1,344	1,513
6.50% due 03/01/2036	6,414	7,239
6.50% due 05/01/2036	54	60
6.50% due 11/01/2037	5,383	6,116
7.50% due 08/01/2023	262	289
7.50% due 04/01/2028	1,338	1,561
Federal Home Loan Mtg. Corp. REMIC Series 1577, Class PK 6.50% due 09/15/2023(6)	5,060	5,604
Series 1226, Class Z 7.75% due 03/15/2022(6)	548	592
Federal Home Loan Mtg. Corp., Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 2.35% due 02/25/2024(6)	5,000	5,097
		328,912
Security Description	Principal Amount(11)	Value (Note 2)
Federal National Mtg. Assoc. — 6.2%
2.50% due 02/01/2043	$99,172	$91,775
3.00% due 01/01/2028	18,572	19,111
3.00% due 12/01/2042	15,838	15,307
3.00% due 05/01/2043	43,458	42,000
3.00% due April 15 TBA	100,000	102,719
3.00% due April 30 TBA	700,000	675,609
3.50% due 09/01/2026	22,728	23,852
3.50% due 10/01/2028	24,082	25,287
3.50% due 08/01/2042	11,138	11,219
3.50% due 03/01/2043	10,329	10,400
3.50% due 08/01/2043	104,370	105,076
3.50% due April 30 TBA	900,000	905,344
4.00% due 11/01/2025	4,206	4,471
4.00% due 08/01/2026	17,725	18,772
4.00% due 09/01/2040	10,286	10,694
4.00% due 11/01/2040	2,751	2,859
4.00% due 12/01/2040	70,398	73,196
4.00% due 10/01/2041	13,515	14,051
4.00% due 11/01/2041	14,699	15,284
4.00% due 01/01/2042	15,908	16,540
4.00% due April 30 TBA	541,000	562,302
4.50% due 11/01/2022	17,731	18,823
4.50% due 01/01/2039	5,206	5,550
4.50% due 06/01/2039	107,814	115,565
4.50% due 09/01/2039	9,150	9,763
4.50% due 09/01/2040	22,582	24,098
4.50% due 05/01/2041	9,620	10,266
4.50% due 03/01/2042	113,787	121,534
4.50% due May 30 TBA	100,000	106,313
4.50% due April 30 TBA	125,000	133,340
4.85% due 11/01/2015	187,455	195,643
4.96% due 01/01/2015	51,582	51,391
5.00% due 06/01/2019	890	952
5.00% due 05/01/2035	1,879	2,045
5.00% due 06/01/2040	75,661	82,601
5.00% due 07/01/2040	18,413	20,098
5.00% due April 30 TBA	400,000	436,094
5.50% due 11/01/2020	4,928	5,360
5.50% due 04/01/2021	86,090	92,701
5.50% due 12/01/2029	2,945	3,258
5.50% due 06/01/2035	192,109	213,329
5.50% due 08/01/2037	30,408	33,590
5.50% due 06/01/2038	17,345	19,163
6.00% due 06/01/2017	2,893	3,049
6.00% due 12/01/2033	11,972	13,460
6.00% due 05/01/2034	830	934
6.00% due 06/01/2040	456	507
6.00% due April 30 TBA	100,000	111,449
6.50% due 08/01/2017	5,366	5,600
6.50% due 09/01/2032	19,162	21,514
6.50% due 04/01/2034	6,887	7,735
6.50% due 10/01/2037	575	645
7.00% due 06/01/2037	15,215	16,728
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.75% due 01/25/2024(6)	5,878	5,940

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 2.15% due 10/25/2023(6)	$13,163	$13,408
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(6)	14,693	14,514
		4,662,828
Government National Mtg. Assoc. — 1.1%
4.00% due 09/15/2041	411,239	431,937
4.50% due 06/15/2041	300,241	324,541
6.00% due 11/15/2031	51,766	57,985
7.00% due 05/15/2033	11,358	13,378
8.50% due 11/15/2017	280	304
9.00% due 11/15/2021	169	179
Government National Mtg. Assoc. REMIC Series 2005-74, Class HB 7.50% due 09/16/2035(6)	247	283
Series 2005-74, Class HC 7.50% due 09/16/2035(6)	3,114	3,609
		832,216
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	6,000	5,987
Total U.S. Government Agencies (cost $5,783,286)		5,829,943
U.S. GOVERNMENT TREASURIES — 6.8%
United States Treasury Bonds — 0.6%
2.75% due 11/15/2042	18,000	15,337
3.13% due 11/15/2041	35,000	32,441
3.13% due 02/15/2042	5,000	4,628
3.13% due 02/15/2043	33,700	31,015
3.75% due 11/15/2043	7,000	7,247
4.38% due 02/15/2038(8)	40,000	46,106
4.38% due 11/15/2039	145,000	167,384
5.25% due 11/15/2028	8,000	10,007
United States Treasury Bonds TIPS 1.38% due 02/15/2044(9)	150,534	153,615
		467,780
United States Treasury Notes — 6.2%
0.25% due 11/30/2014(8)	45,000	45,049
0.50% due 07/31/2017	2,000	1,962
0.63% due 12/15/2016	30,000	29,885
0.63% due 08/31/2017	31,000	30,474
0.88% due 09/15/2016	510,000	512,829
0.88% due 02/28/2017	70,000	70,006
0.88% due 04/30/2017	145,000	144,671
1.00% due 08/31/2016	80,000	80,706
1.00% due 10/31/2016	20,000	20,148
1.00% due 03/31/2017	22,000	22,055
1.00% due 05/31/2018	4,000	3,927
1.00% due 08/31/2019	4,000	3,816
1.25% due 10/31/2015	13,000	13,201
1.38% due 06/30/2018	3,000	2,986
1.38% due 07/31/2018	87,000	86,483
1.50% due 08/31/2018	205,000	204,616
1.50% due 12/31/2018	190,000	188,575
Security Description	Principal Amount(11)		Value (Note 2)
United States Treasury Notes (continued)
1.50% due 02/28/2019		$23,000	$22,770
1.63% due 08/15/2022		22,000	20,457
1.75% due 07/31/2015		470,000	479,785
1.75% due 05/15/2023		14,000	12,970
2.00% due 01/31/2016		412,000	424,296
2.00% due 04/30/2016		395,000	407,467
2.00% due 02/15/2022		21,000	20,304
2.13% due 05/31/2015		7,000	7,159
2.13% due 08/15/2021		5,000	4,914
2.75% due 12/31/2017		9,000	9,490
2.75% due 11/15/2023		56,000	56,254
United States Treasury Notes FRS 0.08% due 01/31/2016		34,000	33,981
United States Treasury Notes TIPS 0.13% due 04/15/2018(9)		1,056,319	1,080,582
0.63% due 01/15/2024(9)		626,494	628,648
			4,670,466
Total U.S. Government Treasuries (cost $5,129,625)			5,138,246
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		8,000	8,029
Sovereign — 0.7%
Brazil Notas do Tesouro Nacional Series F Senior Notes 10.00% due 01/01/2017	BRL	37,000	15,818
Federative Republic of Brazil Senior Bonds 7.13% due 01/20/2037		25,000	29,969
Government of Canada Senior Notes 0.88% due 02/14/2017		7,000	6,996
Government of Japan Senior Notes 0.10% due 09/10/2023(9)	JPY	29,446,500	307,218
Republic of Colombia Bonds 7.00% due 05/04/2022	COP	29,500,000	15,531
Republic of Hungary Senior Notes 4.00% due 03/25/2019		10,000	9,930
Republic of Peru Bonds 8.20% due 08/12/2026	PEN	25,000	10,244
Russian Federation Bonds 8.15% due 02/03/2027	RUB	550,000	14,947
United Mexican States Senior Notes 3.50% due 01/21/2021		13,000	13,163
United Mexican States Senior Notes 4.75% due 03/08/2044		60,000	57,000
United Mexican States Bonds 8.00% due 12/07/2023	MXN	175,400	15,204
			496,020

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
Total Foreign Government Obligations (cost $490,740)		$504,049
Total Long-Term Investment Securities (cost $64,057,355)		76,230,277
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/01/2014 (cost $318,000)	$318,000	318,000
REPURCHASE AGREEMENTS — 2.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2014, to be repurchased 04/01/2014 in the amount of $128,000 collateralized by $145,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $132,294	128,000	128,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2014, to be repurchased 04/01/2014 in the amount of $125,000 collateralized by $140,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $127,732	125,000	125,000
Bank of America Securities LLC Joint Repurchase Agreement(10)	315,000	315,000
Barclays Capital PLC Joint Repurchase Agreement(10)	380,000	380,000
BNP Paribas SA Joint Repurchase Agreement(10)	240,000	240,000
Deutsche Bank AG Joint Repurchase Agreement(10)	240,000	240,000
REPURCHASE AGREEMENTS (continued)
UBS Securities LLC Joint Repurchase Agreement(10)	310,000	310,000
Total Repurchase Agreements (cost $1,738,000)		1,738,000
TOTAL INVESTMENTS (cost $66,113,355)(12)	103.7%	78,286,277
Liabilities in excess of other assets	(3.7)	(2,813,110)
NET ASSETS	100.0%	$75,473,167

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2014, the aggregate value of these securities was $1,370,420 representing 1.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At March 31, 2014, the aggregate value of these securities was $559 representing 0.0% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2014, the Multi-Managed Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Common Stock	03/05/2014	2	$—	$556	$278	0.00%

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Commercial Mortgage Backed Security

(6)  Collateralized Mortgage Obligation

(7)  "Step-down" security where the rate decreases ("steps-down") at a predetermined rate. Rate shown reflects the decreased rate.

(8)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(9)  Principal amount of security is adjusted for inflation.

(10)  See Note 2 for details of Joint Repurchase Agreements.

(11)  Denominated in United States dollars unless otherwise indicated.

(12)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

COP — Colombian Peso

CVR — Contingent Value Rights

JPY — Japanese Yen

MXN — Mexican Peso

PEN — Peruvian Nuevo Sol

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2014	Unrealized Appreciation (Depreciation)
3	Long	Russell 2000 Mini Index	June 2014	$353,425	$351,150	$(2,275)
1	Long	U.S. Treasury 2YR Notes	June 2014	219,876	219,563	(313)
2	Long	U.S. Treasury 5YR Notes	June 2014	237,656	237,906	250
17	Short	U.S. Treasury 10YR Notes	June 2014	2,112,686	2,099,500	13,186
1	Short	U.S. Long Bonds	June 2014	133,460	133,219	241
1	Long	U.S. Ultra Bonds	June 2014	143,453	144,469	1,016
						$12,105

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank	JPY	31,026,000	USD	300,421	06/18/2014	$—	$(296)
Standard Chartered Bank	BRL	18,000	USD	7,954	04/02/2014	21	—
	BRL	18,000	USD	7,821	06/03/2014	16	—
	USD	7,947	BRL	18,000	04/02/2014	—	(14)
						37	(14)
UBS AG	BRL	18,000	USD	7,623	04/02/2014	—	(310)
	RUB	550,000	USD	14,732	06/18/2014	—	(636)
	USD	7,954	BRL	18,000	04/02/2014	—	(21)
						—	(967)
Westpac Banking Corp.	PEN	29,000	USD	10,184	06/18/2014	—	(29)
Net Unrealized Appreciation (Depreciation)						$37	$(1,306)

BRL — Brazilian Real

JPY — Japanese Yen

PEN — Peruvian Nuevo Sol

RUB — Russian Ruble

USD — United States Dollar

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$2,424,253	$—	$0	$2,424,253
Television	295,417	—	556	295,973
Other Industries*	52,892,707	—	—	52,892,707
Preferred Securities	22,857	—	—	22,857
Preferred Securities/Capital Securities	—	211,963	—	211,963
Asset Backed Securities:
Diversified Financial Services	—	2,454,890	15,450	2,470,340
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	5,593,390	—	5,593,390
Foreign Corporate Bonds & Notes	—	623,795	—	623,795
Municipal Bond & Notes	—	222,761	—	222,761
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	4,662,828	—	4,662,828
Other Government Agencies*	—	1,167,115	—	1,167,115
U.S. Government Treasuries
United States Treasury Bonds	—	467,780	—	467,780
United States Treasury Notes	—	4,670,466	—	4,670,466
Foreign Government Obligations	—	504,049	—	504,049
Short-Term Investment Securities:
Time Deposits	—	318,000	—	318,000
Repurchase Agreements	—	1,738,000	—	1,738,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	14,693	—	—	14,693
Open Forward Foreign Currency
Contracts-Appreciation	—	37	—	37
Total	$55,649,927	$22,635,074	$16,006	$78,301,007
Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$2,588	$—	$—	$2,588
Open Forward Foreign Currency
Contracts-Depreciation	—	1,306	—	1,306
Total	$2,588	$1,306	$—	$3,894

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
United States Treasury Notes	10.4%
Federal National Mtg. Assoc.	9.4
Diversified Financial Services	6.7
Repurchase Agreements	4.6
Diversified Banking Institutions	3.5
Real Estate Investment Trusts	2.8
Medical-Biomedical/Gene	2.5
Banks-Commercial	2.5
Government National Mtg. Assoc.	2.2
Medical-Drugs	2.0
Oil Companies-Exploration & Production	2.0
Computers	1.8
Web Portals/ISP	1.6
Banks-Super Regional	1.4
Multimedia	1.3
Diversified Manufacturing Operations	1.2
Sovereign	1.2
Semiconductor Components-Integrated Circuits	1.1
Cable/Satellite TV	1.0
Pharmacy Services	1.0
Enterprise Software/Service	0.9
Beverages-Non-alcoholic	0.9
Oil Companies-Integrated	0.9
Chemicals-Diversified	0.8
Electronic Components-Misc.	0.8
Electric-Integrated	0.8
E-Commerce/Products	0.8
Oil-Field Services	0.8
Transport-Rail	0.8
Retail-Restaurants	0.7
Cosmetics & Toiletries	0.7
Telephone-Integrated	0.7
Pipelines	0.7
Federal Home Loan Mtg. Corp.	0.7
Wireless Equipment	0.7
Airlines	0.7
United States Treasury Bonds	0.7
Telecom Services	0.6
Medical-HMO	0.6
Electronic Components-Semiconductors	0.6
Metal Processors & Fabrication	0.6
Finance-Credit Card	0.6
Insurance-Life/Health	0.6
Retail-Building Products	0.6
Finance-Investment Banker/Broker	0.5
Food-Retail	0.5
Commercial Services-Finance	0.5
Instruments-Controls	0.5
Retail-Drug Store	0.5
Tobacco	0.5
Electronic Security Devices	0.5
Computers-Integrated Systems	0.5
Agricultural Chemicals	0.5
Retail-Auto Parts	0.5
Telecommunication Equipment	0.5
Insurance-Multi-line	0.5
Finance-Consumer Loans	0.4
Aerospace/Defense-Equipment	0.4
Applications Software	0.4
U.S. Municipal Bonds & Notes	0.4
Cellular Telecom	0.4%
Computer Services	0.4
Therapeutics	0.4
E-Commerce/Services	0.4
Retail-Apparel/Shoe	0.4
Containers-Metal/Glass	0.4
Time Deposits	0.4
Retail-Regional Department Stores	0.4
Transport-Services	0.4
Auto/Truck Parts & Equipment-Original	0.4
Distribution/Wholesale	0.4
Human Resources	0.4
Consumer Products-Misc.	0.4
Beverages-Wine/Spirits	0.4
Television	0.4
Medical-Hospitals	0.4
Hotels/Motels	0.4
Medical Instruments	0.4
Oil Refining & Marketing	0.3
Casino Hotels	0.3
Machinery-General Industrial	0.3
Engineering/R&D Services	0.3
Computer Aided Design	0.3
Electronic Connectors	0.3
Apparel Manufacturers	0.3
Chemicals-Specialty	0.3
Transport-Truck	0.3
Food-Misc./Diversified	0.3
Internet Content-Entertainment	0.3
Semiconductor Equipment	0.3
Insurance-Property/Casualty	0.3
Food-Confectionery	0.3
Retail-Major Department Stores	0.3
Retail-Catalog Shopping	0.3
Transactional Software	0.3
Retail-Pet Food & Supplies	0.3
Paper & Related Products	0.3
Printing-Commercial	0.2
Toys	0.2
Investment Management/Advisor Services	0.2
Retail-Gardening Products	0.2
Finance-Other Services	0.2
Electronic Design Automation	0.2
Athletic Footwear	0.2
Finance-Auto Loans	0.2
Gas-Distribution	0.2
Retail-Appliances	0.2
Oil & Gas Drilling	0.2
Steel-Producers	0.2
Containers-Paper/Plastic	0.2
Building & Construction Products-Misc.	0.2
Schools	0.2
Computers-Memory Devices	0.2
Machinery-Construction & Mining	0.2
Medical-Wholesale Drug Distribution	0.2
Networking Products	0.2
Energy-Alternate Sources	0.2
Internet Application Software	0.2
Retail-Mail Order	0.2
Electric Products-Misc.	0.2

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited) (continued)

Industry Allocation*
Electronic Measurement Instruments	0.2%
Medical Laser Systems	0.2
Retail-Jewelry	0.2
Real Estate Operations & Development	0.2
Retail-Perfume & Cosmetics	0.2
Savings & Loans/Thrifts	0.2
Data Processing/Management	0.1
Real Estate Management/Services	0.1
Insurance Brokers	0.1
Medical Products	0.1
Medical Information Systems	0.1
Lasers-System/Components	0.1
Footwear & Related Apparel	0.1
Electric-Transmission	0.1
Aerospace/Defense	0.1
Advertising Agencies	0.1
Lighting Products & Systems	0.1
Coal	0.1
Audio/Video Products	0.1
Security Services	0.1
Finance-Leasing Companies	0.1
Oil Field Machinery & Equipment	0.1
Auto-Heavy Duty Trucks	0.1
Engines-Internal Combustion	0.1
Auto-Cars/Light Trucks	0.1
Trucking/Leasing	0.1
Advertising Services	0.1
Drug Delivery Systems	0.1
Agricultural Operations	0.1
Retail-Sporting Goods	0.1
Machinery-Farming	0.1
Independent Power Producers	0.1
Insurance-Reinsurance	0.1
Insurance-Mutual	0.1
Medical-Outpatient/Home Medical	0.1
Power Converter/Supply Equipment	0.1
Poultry	0.1
Internet Content-Information/News	0.1
Retail-Discount	0.1
Brewery	0.1
Entertainment Software	0.1
Building-Residential/Commercial	0.1
Metal-Copper	0.1
Retail-Hypermarkets	0.1
Internet Telephone	0.1
Vitamins & Nutrition Products	0.1
Web Hosting/Design	0.1
Electric-Generation	0.1
Publishing-Newspapers	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Hazardous Waste Disposal	0.1
Consulting Services	0.1
Broadcast Services/Program	0.1
Auction Houses/Art Dealers	0.1
108.6%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 58.6%
Advertising Services — 0.1%
Millennial Media, Inc.†	7,050	$48,786
Sizmek, Inc.†	9,797	104,142
		152,928
Aerospace/Defense — 0.1%
Boeing Co.	1,389	174,306
Aerospace/Defense-Equipment — 0.4%
AAR Corp.	10,500	272,475
B/E Aerospace, Inc.†	1,470	127,581
United Technologies Corp.	2,087	243,845
		643,901
Agricultural Chemicals — 0.4%
Monsanto Co.	4,837	550,305
Airlines — 0.6%
Alaska Air Group, Inc.	2,300	214,613
Republic Airways Holdings, Inc.†	10,697	97,771
United Continental Holdings, Inc.†	12,275	547,833
		860,217
Apparel Manufacturers — 0.2%
Carter's, Inc.	3,113	241,725
Ralph Lauren Corp.	666	107,179
		348,904
Applications Software — 0.4%
Intuit, Inc.	3,128	243,139
Microsoft Corp.	5,848	239,710
Progress Software Corp.†	2,425	52,865
Salesforce.com, Inc.†	1,814	103,561
		639,275
Athletic Footwear — 0.2%
NIKE, Inc., Class B	4,300	317,598
Audio/Video Products — 0.1%
TiVo, Inc.†	12,950	171,328
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	8,933	139,355
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,453	165,430
Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	1,691	103,946
Dana Holding Corp.	13,625	317,054
Tower International, Inc.†	3,150	85,743
		506,743
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	4,150	72,293
Banks-Commercial — 1.6%
1st Source Corp.	1,050	33,695
BancFirst Corp.	2,300	130,249
BancorpSouth, Inc.	4,800	119,808
Banner Corp.	1,050	43,270
BBCN Bancorp, Inc.	1,625	27,853
Capital Bank Financial Corp., Class A†	4,775	119,900
Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Cathay General Bancorp	1,875	$47,231
Central Pacific Financial Corp.	6,125	123,725
Chemical Financial Corp.	700	22,715
Citizens & Northern Corp.	400	7,884
City Holding Co.	1,125	50,467
CoBiz Financial, Inc.	1,425	16,416
CVB Financial Corp.	8,200	130,380
East West Bancorp, Inc.	268	9,782
First Commonwealth Financial Corp.	13,175	119,102
First Financial Bancorp	1,100	19,778
First Interstate Bancsystem, Inc.	1,025	28,926
First Merchants Corp.	575	12,443
FNB Corp.	3,050	40,870
Guaranty Bancorp	750	10,688
MainSource Financial Group, Inc.	1,125	19,238
National Penn Bancshares, Inc.	1,450	15,153
OFG Bancorp	5,375	92,396
OmniAmerican Bancorp, Inc.	675	15,383
PacWest Bancorp	5,525	237,630
Regions Financial Corp.	9,239	102,645
Sierra Bancorp	450	7,164
Simmons First National Corp., Class A	1,375	51,246
Southwest Bancorp, Inc.	3,175	56,070
Suffolk Bancorp†	2,722	60,701
Susquehanna Bancshares, Inc.	2,900	33,031
SVB Financial Group†	500	64,390
Talmer Bancorp, Inc., Class A†	1,100	16,104
TCF Financial Corp.	4,850	80,801
UMB Financial Corp.	675	43,672
Union First Market Bankshares Corp.	7,709	195,963
Webster Financial Corp.	375	11,648
West Bancorporation, Inc.	2,225	33,798
Westamerica Bancorporation	575	31,096
Wilshire Bancorp, Inc.	4,725	52,447
		2,335,758
Banks-Fiduciary — 0.0%
State Street Corp.	422	29,350
Banks-Super Regional — 0.9%
Capital One Financial Corp.	3,824	295,060
Comerica, Inc.	3,414	176,845
Fifth Third Bancorp	1,752	40,208
PNC Financial Services Group, Inc.	1,347	117,189
SunTrust Banks, Inc.	2,491	99,117
US Bancorp	7,273	311,721
Wells Fargo & Co.	4,844	240,941
		1,281,081
Beverages-Non-alcoholic — 0.9%
Coca-Cola Co.	5,443	210,426
Monster Beverage Corp.†	3,826	265,716
PepsiCo, Inc.	9,857	823,060
		1,299,202

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Beverages-Wine/Spirits — 0.4%
Brown-Forman Corp., Class B	6,013	$539,306
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	1,875	70,350
Building & Construction Products-Misc. — 0.1%
Gibraltar Industries, Inc.†	5,975	112,748
Nortek, Inc.†	550	45,216
Trex Co., Inc.†	675	49,383
		207,347
Building & Construction-Misc. — 0.0%
MasTec, Inc.†	900	39,096
Building-Heavy Construction — 0.0%
Orion Marine Group, Inc.†	675	8,485
Cable/Satellite TV — 0.6%
Comcast Corp., Class A	13,341	667,317
Time Warner Cable, Inc.	1,746	239,516
		906,833
Casino Hotels — 0.3%
MGM Resorts International†	14,584	377,142
Wynn Resorts, Ltd.	534	118,628
		495,770
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	12,854	424,568
Chemicals-Diversified — 0.8%
Celanese Corp., Series A	1,137	63,115
Dow Chemical Co.	1,175	57,093
E.I. du Pont de Nemours & Co.	466	31,269
LyondellBasell Industries NV, Class A	7,447	662,336
PPG Industries, Inc.	2,086	403,557
		1,217,370
Chemicals-Specialty — 0.3%
Minerals Technologies, Inc.	5,600	361,536
OM Group, Inc.	2,425	80,558
		442,094
Circuit Boards — 0.0%
Multi-Fineline Electronix, Inc.†	550	7,040
Coal — 0.0%
Alpha Natural Resources, Inc.†	10,375	44,094
Westmoreland Coal Co.†	275	8,189
		52,283
Commercial Services — 0.0%
Intersections, Inc.	3,125	18,438
Providence Service Corp.†	1,575	44,541
		62,979
Commercial Services-Finance — 0.5%
EVERTEC, Inc.	675	16,673
Heartland Payment Systems, Inc.	1,350	55,957
MasterCard, Inc., Class A	7,444	556,067
Security Description	Shares	Value (Note 2)
Commercial Services-Finance (continued)
Vantiv, Inc., Class A†	5,149	$155,603
Xoom Corp.†	375	7,320
		791,620
Computer Aided Design — 0.3%
ANSYS, Inc.†	3,386	260,790
Aspen Technology, Inc.†	4,850	205,446
		466,236
Computer Data Security — 0.0%
Varonis Systems, Inc.†	975	34,866
Computer Services — 0.4%
Insight Enterprises, Inc.†	675	16,949
International Business Machines Corp.	726	139,748
Manhattan Associates, Inc.†	10,150	355,554
Unisys Corp.†	3,325	101,280
		613,531
Computer Software — 0.0%
Avid Technology, Inc.†	6,500	39,650
Computers — 1.6%
Apple, Inc.	4,395	2,358,972
Hewlett-Packard Co.	1,827	59,122
		2,418,094
Computers-Integrated Systems — 0.5%
NCR Corp.†	6,658	243,350
Teradata Corp.†	8,231	404,883
VeriFone Systems, Inc.†	1,100	37,202
		685,435
Computers-Memory Devices — 0.2%
EMC Corp.	7,350	201,464
NetApp, Inc.	1,607	59,298
		260,762
Consulting Services — 0.1%
FTI Consulting, Inc.†	2,150	71,681
Consumer Products-Misc. — 0.4%
CSS Industries, Inc.	1,425	38,475
Kimberly-Clark Corp.	4,326	476,941
		515,416
Containers-Metal/Glass — 0.4%
Crown Holdings, Inc.†	13,022	582,604
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.†	14,125	143,510
Rock-Tenn Co., Class A	1,205	127,212
		270,722
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	15,064	977,202
Inter Parfums, Inc.	275	9,958
Procter & Gamble Co.	1,069	86,161
		1,073,321

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management — 0.1%
Amber Road, Inc.†	550	$8,470
CSG Systems International, Inc.	1,025	26,691
Fair Isaac Corp.	1,850	102,342
Pegasystems, Inc.	1,275	45,033
		182,536
Decision Support Software — 0.0%
Castlight Health, Inc., Class B†	650	13,793
QAD, Inc.	750	15,323
		29,116
Direct Marketing — 0.0%
Harte-Hanks, Inc.	6,575	58,123
Disposable Medical Products — 0.0%
Medical Action Industries, Inc.†	4,700	32,759
Distribution/Wholesale — 0.4%
Owens & Minor, Inc.	3,325	116,475
ScanSource, Inc.†	2,425	98,867
United Stationers, Inc.	6,950	285,437
WW Grainger, Inc.	202	51,037
		551,816
Diversified Banking Institutions — 1.0%
Bank of America Corp.	6,558	112,798
Citigroup, Inc.	5,349	254,612
Goldman Sachs Group, Inc.	1,846	302,467
JPMorgan Chase & Co.	10,088	612,443
Morgan Stanley	5,006	156,037
		1,438,357
Diversified Manufacturing Operations — 1.2%
Colfax Corp.†	4,575	326,335
Danaher Corp.	5,501	412,575
Dover Corp.	4,449	363,706
Eaton Corp. PLC	2,145	161,132
General Electric Co.	7,373	190,887
Leggett & Platt, Inc.	1,950	63,648
Park-Ohio Holdings Corp.†	525	29,479
Standex International Corp.	1,650	88,407
Tredegar Corp.	2,300	52,923
		1,689,092
Drug Delivery Systems — 0.1%
BioDelivery Sciences International, Inc.†	5,125	43,255
Nektar Therapeutics†	6,800	82,416
Revance Therapeutics, Inc.†	975	30,712
		156,383
E-Commerce/Products — 0.8%
Amazon.com, Inc.†	1,599	538,096
Chegg, Inc.†	1,300	9,100
eBay, Inc.†	10,985	606,811
		1,154,007
E-Commerce/Services — 0.4%
Coupons.com, Inc.†	600	14,790
Priceline Group, Inc.†	375	446,959
United Online, Inc.	10,700	123,692
		585,441
Security Description	Shares	Value (Note 2)
Educational Software — 0.0%
2U, Inc.†	3,200	$43,680
Electric Products-Misc. — 0.2%
Emerson Electric Co.	3,401	227,187
Electric-Integrated — 0.5%
El Paso Electric Co.	2,300	82,179
NextEra Energy, Inc.	567	54,217
NorthWestern Corp.	4,750	225,292
PG&E Corp.	1,122	48,470
PNM Resources, Inc.	1,875	50,681
Portland General Electric Co.	4,575	147,956
UNS Energy Corp.	1,050	63,032
		671,827
Electric-Transmission — 0.1%
Brookfield Infrastructure Partners LP	4,809	189,715
Electronic Components-Misc. — 0.8%
Benchmark Electronics, Inc.†	8,450	191,393
InvenSense, Inc.†	3,500	82,845
Stoneridge, Inc.†	18,875	211,966
TE Connectivity, Ltd.	11,607	698,857
Vishay Intertechnology, Inc.	2,350	34,968
		1,220,029
Electronic Components-Semiconductors — 0.6%
DSP Group, Inc.†	1,950	16,848
First Solar, Inc.†	1,525	106,430
Freescale Semiconductor, Ltd.†	4,425	108,014
Intel Corp.	4,465	115,242
PLX Technology, Inc.†	11,725	70,936
PMC-Sierra, Inc.†	7,475	56,885
QLogic Corp.†	1,275	16,256
Texas Instruments, Inc.	3,203	151,021
Xilinx, Inc.	4,813	261,202
		902,834
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,086	466,132
Electronic Design Automation — 0.2%
Cadence Design Systems, Inc.†	21,146	328,609
Electronic Measurement Instruments — 0.2%
National Instruments Corp.	7,913	227,024
Electronic Security Devices — 0.5%
Taser International, Inc.†	17,675	323,276
Tyco International, Ltd.	8,603	364,767
		688,043
Energy-Alternate Sources — 0.2%
Green Plains Renewable Energy, Inc.	2,700	80,892
REX American Resources Corp.†	2,700	154,035
		234,927
Engineering/R&D Services — 0.3%
EMCOR Group, Inc.	4,850	226,931
Engility Holdings, Inc.†	1,150	51,808

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Engineering/R&D Services (continued)
Fluor Corp.	1,426	$110,843
VSE Corp.	1,900	100,130
		489,712
Engines-Internal Combustion — 0.1%
Briggs & Stratton Corp.	7,275	161,869
Enterprise Software/Service — 0.9%
Digital River, Inc.†	5,650	98,479
Informatica Corp.†	5,060	191,167
MedAssets, Inc.†	5,475	135,287
Oracle Corp.	20,231	827,650
Rally Software Development Corp.†	3,250	43,485
Veeva Systems, Inc., Class A†	1,275	34,043
		1,330,111
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	200	28,430
Finance-Consumer Loans — 0.3%
Nelnet, Inc., Class A	2,150	87,935
Ocwen Financial Corp.†	4,275	167,494
Portfolio Recovery Associates, Inc.†	1,750	101,255
World Acceptance Corp.†	1,975	148,283
		504,967
Finance-Credit Card — 0.6%
American Express Co.	3,109	279,903
Visa, Inc., Class A	2,495	538,571
		818,474
Finance-Investment Banker/Broker — 0.5%
E*TRADE Financial Corp.†	8,002	184,206
FBR & Co.†	1,275	32,933
Greenhill & Co., Inc.	550	28,589
Investment Technology Group, Inc.†	10,775	217,655
LPL Financial Holdings, Inc.	4,026	211,526
TD Ameritrade Holding Corp.	3,568	121,134
		796,043
Finance-Leasing Companies — 0.0%
Marlin Business Services Corp.	2,425	50,464
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	1,050	27,804
Finance-Other Services — 0.2%
IntercontinentalExchange Group, Inc.	1,062	210,095
Outerwall, Inc.†	1,525	110,563
		320,658
Food-Canned — 0.0%
Seneca Foods Corp., Class A†	550	17,314
Food-Confectionery — 0.3%
Hershey Co.	3,775	394,110
Security Description	Shares	Value (Note 2)
Food-Misc./Diversified — 0.3%
B&G Foods, Inc.	1,625	$48,929
Chiquita Brands International, Inc.†	8,000	99,600
Mondelez International, Inc., Class A	5,468	188,919
Pinnacle Foods, Inc.	2,700	80,622
		418,070
Food-Retail — 0.5%
Kroger Co.	7,523	328,379
Whole Foods Market, Inc.	8,951	453,905
		782,284
Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc.†	4,900	192,423
Gas-Distribution — 0.1%
AGL Resources, Inc.	975	47,736
Laclede Group, Inc.	1,250	58,937
Piedmont Natural Gas Co., Inc.	1,325	46,892
Southwest Gas Corp.	1,050	56,123
		209,688
Hotels/Motels — 0.4%
Hyatt Hotels Corp., Class A†	1,278	68,769
Intrawest Resorts Holdings, Inc.†	2,625	34,230
Marriott International, Inc., Class A	4,358	244,135
Starwood Hotels & Resorts Worldwide, Inc.	2,111	168,036
		515,170
Housewares — 0.0%
Lifetime Brands, Inc.	2,500	44,650
Human Resources — 0.4%
Barrett Business Services, Inc.	3,175	189,135
Care.com, Inc.†	475	7,861
Cross Country Healthcare, Inc.†	23,350	188,435
Monster Worldwide, Inc.†	16,710	124,991
Paylocity Holding Corp.†	825	19,841
TriNet Group, Inc.†	600	12,786
		543,049
Identification Systems — 0.0%
Checkpoint Systems, Inc.†	1,625	21,808
Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	1,075	28,681
Instruments-Controls — 0.5%
Control4 Corp.†	1,800	38,178
Honeywell International, Inc.	2,034	188,674
Sensata Technologies Holding NV†	12,770	544,513
Watts Water Technologies, Inc., Class A	100	5,869
		777,234
Insurance Brokers — 0.1%
Aon PLC	2,224	187,439

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Life/Health — 0.5%
American Equity Investment Life Holding Co.	5,425	$128,139
CNO Financial Group, Inc.	8,450	152,945
Lincoln National Corp.	3,958	200,552
Primerica, Inc.	1,075	50,643
Prudential Financial, Inc.	2,093	177,172
		709,451
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	7,272	256,483
Insurance-Property/Casualty — 0.2%
Chubb Corp.	760	67,868
Global Indemnity PLC†	450	11,853
Navigators Group, Inc.†	975	59,855
ProAssurance Corp.	1,650	73,475
Stewart Information Services Corp.	225	7,904
		220,955
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	500	19,850
Platinum Underwriters Holdings, Ltd.	2,025	121,702
		141,552
Internet Application Software — 0.2%
Bazaarvoice, Inc.†	19,600	143,080
Intralinks Holdings, Inc.†	8,375	85,676
		228,756
Internet Content-Entertainment — 0.3%
Facebook, Inc., Class A†	3,332	200,720
Pandora Media, Inc.†	5,692	172,581
Twitter, Inc.†	1,034	48,257
		421,558
Internet Content-Information/News — 0.1%
WebMD Health Corp.†	3,125	129,375
Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	1,425	28,956
Internet Security — 0.0%
FireEye, Inc.†	550	33,864
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	4,819	102,307
Investment Management/Advisor Services — 0.2%
Artisan Partners Asset Management, Inc., Class A	375	24,094
Federated Investors, Inc., Class B	650	19,851
Invesco, Ltd.	2,841	105,117
T. Rowe Price Group, Inc.	2,283	188,005
		337,067
Lasers-System/Components — 0.1%
Coherent, Inc.†	2,150	140,502
Newport Corp.†	3,225	66,693
		207,195
Security Description	Shares	Value (Note 2)
Lighting Products & Systems — 0.1%
Acuity Brands, Inc.	1,325	$175,655
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	1,050	64,229
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	960	95,395
Hyster-Yale Materials Handling, Inc.	475	46,313
Terex Corp.	2,677	118,591
		260,299
Machinery-Farming — 0.0%
Alamo Group, Inc.	675	36,673
Machinery-General Industrial — 0.3%
Applied Industrial Technologies, Inc.	1,650	79,596
Kadant, Inc.	2,800	102,116
Roper Industries, Inc.	2,353	314,149
		495,861
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	375	20,329
Medical Information Systems — 0.1%
athenahealth, Inc.†	1,300	208,312
Medical Instruments — 0.4%
CONMED Corp.	4,250	184,663
NuVasive, Inc.†	2,925	112,349
SurModics, Inc.†	9,450	213,570
		510,582
Medical Laser Systems — 0.2%
PhotoMedex, Inc.†	13,750	217,662
Medical Products — 0.1%
Covidien PLC	1,719	126,621
Wright Medical Group, Inc.†	2,425	75,345
		201,966
Medical-Biomedical/Gene — 2.4%
Aegerion Pharmaceuticals, Inc.†	1,525	70,333
Alnylam Pharmaceuticals, Inc.†	3,375	226,597
Applied Genetic Technologies Corp.†	1,500	22,500
Biogen Idec, Inc.†	1,336	408,642
Celgene Corp.†	4,452	621,499
Celladon Corp.†	2,175	25,926
Dicerna Pharmaceuticals, Inc.†	975	27,544
Eleven Biotherapeutics, Inc.†	1,275	20,693
Foundation Medicine, Inc.†	450	14,567
Gilead Sciences, Inc.†	13,154	932,092
Isis Pharmaceuticals, Inc.†	2,176	94,025
Karyopharm Therapeutics, Inc.†	275	8,495
MacroGenics, Inc.†	2,425	67,488
Medivation, Inc.†	6,081	391,434
Merrimack Pharmaceuticals, Inc.†	5,550	27,972
NPS Pharmaceuticals, Inc.†	13,955	417,673
Synageva BioPharma Corp.†	1,075	89,193

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Trius Therapeutics, Inc. CVR†(1)(2)	6,700	$0
Ultragenyx Pharmaceutical, Inc.†	550	26,890
Vertex Pharmaceuticals, Inc.†	1,285	90,875
		3,584,438
Medical-Drugs — 1.9%
Abbott Laboratories	8,747	336,847
Achaogen, Inc.†	275	4,252
Auspex Pharmaceuticals, Inc.†	100	3,076
Bristol-Myers Squibb Co.	5,222	271,283
ChemoCentryx, Inc.†	3,900	25,857
Chimerix, Inc.†	2,350	53,674
Eagle Pharmaceuticals, Inc.†	700	8,925
Eli Lilly & Co.	2,803	164,985
Endo International PLC†	5,248	360,275
Jazz Pharmaceuticals PLC†	2,665	369,582
Johnson & Johnson	3,444	338,304
Merck & Co., Inc.	711	40,363
Orexigen Therapeutics, Inc.†	8,475	55,087
Pacira Pharmaceuticals, Inc.†	1,800	125,982
Pfizer, Inc.	8,928	286,767
Prestige Brands Holdings, Inc.†	3,000	81,750
Trevena, Inc.†	2,650	20,829
Zoetis, Inc.	10,424	301,671
		2,849,509
Medical-HMO — 0.4%
Aetna, Inc.	4,382	328,519
Centene Corp.†	2,175	135,394
Magellan Health Services, Inc.†	275	16,321
UnitedHealth Group, Inc.	2,103	172,425
		652,659
Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	4,633	243,232
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	3,150	46,903
Gentiva Health Services, Inc.†	5,525	50,388
LHC Group, Inc.†	1,700	37,502
		134,793
Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp.	1,025	180,984
Metal Processors & Fabrication — 0.6%
Ampco-Pittsburgh Corp.	300	5,661
Mueller Industries, Inc.	3,850	115,461
Precision Castparts Corp.	2,177	550,259
Worthington Industries, Inc.	5,000	191,250
		862,631
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	3,307	109,362
Security Description	Shares	Value (Note 2)
Multimedia — 0.9%
Twenty-First Century Fox, Inc., Class A	21,094	$674,375
Walt Disney Co.	8,850	708,620
		1,382,995
Networking Products — 0.2%
Cisco Systems, Inc.	10,424	233,602
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	925	15,364
Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	2,925	18,018
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	2,039	219,315
Oil Companies-Exploration & Production — 1.6%
Anadarko Petroleum Corp.	4,479	379,640
Cabot Oil & Gas Corp.	239	8,097
Clayton Williams Energy, Inc.†	375	42,379
Contango Oil & Gas Co.†	400	19,096
EOG Resources, Inc.	3,224	632,452
EPL Oil & Gas, Inc.†	6,925	267,305
EQT Corp.	640	62,061
Equal Energy, Ltd.	3,475	15,916
Isramco, Inc.†	50	6,626
Noble Energy, Inc.	4,156	295,242
Occidental Petroleum Corp.	964	91,860
Pioneer Natural Resources Co.	833	155,888
Range Resources Corp.	561	46,546
Rice Energy, Inc.†	4,325	114,137
RSP Permian, Inc.†	4,950	143,005
Stone Energy Corp.†	1,625	68,201
VAALCO Energy, Inc.†	1,950	16,672
		2,365,123
Oil Companies-Integrated — 0.6%
Chevron Corp.	1,450	172,419
Exxon Mobil Corp.	2,630	256,898
Hess Corp.	2,194	181,839
Phillips 66	2,747	211,684
		822,840
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	2,129	165,785
Oil Refining & Marketing — 0.3%
Delek US Holdings, Inc.	1,575	45,738
Marathon Petroleum Corp.	812	70,677
Valero Energy Corp.	5,991	318,122
Western Refining, Inc.	1,450	55,970
		490,507
Oil-Field Services — 0.8%
Core Laboratories NV	1,072	212,728
Exterran Holdings, Inc.	5,650	247,922
Halliburton Co.	2,589	152,466
Helix Energy Solutions Group, Inc.†	3,250	74,685
Schlumberger, Ltd.	2,299	224,152
SEACOR Holdings, Inc.†	2,425	209,569
		1,121,522

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Paper & Related Products — 0.2%
Domtar Corp.	500	$56,110
Resolute Forest Products, Inc.†	4,175	83,876
Xerium Technologies, Inc.†	5,950	95,497
		235,483
Pharmacy Services — 0.9%
Express Scripts Holding Co.†	13,505	1,014,090
Omnicare, Inc.	4,610	275,079
		1,289,169
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	1,075	38,625
Poultry — 0.1%
Pilgrim's Pride Corp.†	2,650	55,438
Sanderson Farms, Inc.	950	74,565
		130,003
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	850	20,825
SunPower Corp.†	3,425	110,490
		131,315
Printing-Commercial — 0.2%
ARC Document Solutions, Inc.†	19,925	148,242
Deluxe Corp.	2,425	127,240
Quad/Graphics, Inc.	1,400	32,830
R.R. Donnelley & Sons Co.	1,353	24,218
		332,530
Publishing-Books — 0.0%
Courier Corp.	670	10,318
Radio — 0.0%
Entercom Communications Corp., Class A†	2,450	24,672
Real Estate Investment Trusts — 2.0%
American Assets Trust, Inc.	2,175	73,384
American Tower Corp.	6,527	534,365
Anworth Mtg. Asset Corp.	8,300	41,168
Ashford Hospitality Prime, Inc.	180	2,722
Ashford Hospitality Trust, Inc.	875	9,861
Associated Estates Realty Corp.	375	6,353
BioMed Realty Trust, Inc.	1,050	21,515
Capstead Mortgage Corp.	9,725	123,118
CBL & Associates Properties, Inc.	2,350	41,713
CoreSite Realty Corp.	6,825	211,575
Cousins Properties, Inc.	575	6,595
CYS Investments, Inc.	8,425	69,591
DCT Industrial Trust, Inc.	4,575	36,051
DiamondRock Hospitality Co.	2,450	28,788
EastGroup Properties, Inc.	1,175	73,919
EPR Properties	1,350	72,076
Equity Lifestyle Properties, Inc.	750	30,488
FelCor Lodging Trust, Inc.	1,150	10,396
First Industrial Realty Trust, Inc.	825	15,939
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Franklin Street Properties Corp.	2,075	$26,145
Gladstone Commercial Corp.	550	9,537
Home Properties, Inc.	1,150	69,138
Hospitality Properties Trust	2,300	66,056
Host Hotels & Resorts, Inc.	4,302	87,072
Lexington Realty Trust	7,123	77,712
LTC Properties, Inc.	3,575	134,527
National Retail Properties, Inc.	800	27,456
Pennsylvania Real Estate Investment Trust	2,375	42,869
Post Properties, Inc.	1,100	54,010
Potlatch Corp.	4,250	164,432
PS Business Parks, Inc.	300	25,086
RAIT Financial Trust	5,400	45,846
Ramco-Gershenson Properties Trust	4,225	68,868
Redwood Trust, Inc.	5,350	108,498
Saul Centers, Inc.	1,000	47,360
Simon Property Group, Inc.	1,009	165,476
Strategic Hotels & Resorts, Inc.†	10,650	108,523
Taubman Centers, Inc.	675	47,783
Ventas, Inc.	1,794	108,663
		2,894,674
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	1,668	197,658
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	1,825	77,672
Recreational Centers — 0.0%
Town Sports International Holdings, Inc.	6,700	56,883
Recreational Vehicles — 0.0%
Malibu Boats, Inc., Class A†	550	12,221
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	375	9,975
Research & Development — 0.0%
PAREXEL International Corp.†	600	32,454
Respiratory Products — 0.0%
Inogen, Inc.†	700	11,557
Retail-Apparel/Shoe — 0.4%
ANN, Inc.†	1,925	79,849
Brown Shoe Co., Inc.	3,300	87,582
Children's Place Retail Stores, Inc.	4,575	227,881
Express, Inc.†	3,050	48,434
PVH Corp.	1,183	147,603
		591,349
Retail-Appliances — 0.2%
Conn's, Inc.†	925	35,936
hhgregg, Inc.†	25,900	248,899
		284,835
Retail-Auto Parts — 0.4%
AutoZone, Inc.†	985	529,043

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Bookstores — 0.0%
Barnes & Noble, Inc.†	500	$10,450
Retail-Building Products — 0.5%
Lowe's Cos., Inc.	13,517	660,981
Retail-Catalog Shopping — 0.3%
MSC Industrial Direct Co., Inc., Class A	4,319	373,680
Retail-Computer Equipment — 0.0%
Systemax, Inc.†	200	2,982
Retail-Discount — 0.1%
Wal-Mart Stores, Inc.	1,485	113,499
Retail-Drug Store — 0.4%
CVS Caremark Corp.	2,694	201,673
Rite Aid Corp.†	62,675	392,972
		594,645
Retail-Gardening Products — 0.2%
Tractor Supply Co.	4,809	339,660
Retail-Hair Salons — 0.0%
Regis Corp.	1,675	22,948
Retail-Hypermarkets — 0.1%
Roundy's, Inc.	15,400	105,952
Retail-Jewelry — 0.2%
Tiffany & Co.	2,502	215,547
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	3,422	228,042
Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	6,308	382,580
Retail-Music Store — 0.0%
Trans World Entertainment Corp.	1,875	6,806
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	1,172	114,247
Retail-Pet Food & Supplies — 0.3%
PetMed Express, Inc.	6,825	91,523
PetSmart, Inc.	3,954	272,391
		363,914
Retail-Regional Department Stores — 0.4%
Bon-Ton Stores, Inc.	2,325	25,528
Dillard's, Inc., Class A	2,325	214,830
Kohl's Corp.	2,145	121,836
Macy's, Inc.	3,544	210,124
		572,318
Retail-Restaurants — 0.7%
Biglari Holdings, Inc.†	275	134,060
Dunkin' Brands Group, Inc.	2,567	128,812
Jack in the Box, Inc.†	275	16,208
Red Robin Gourmet Burgers, Inc.†	1,400	100,352
Sonic Corp.†	8,425	192,006
Starbucks Corp.	7,008	514,247
		1,085,685
Security Description	Shares	Value (Note 2)
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.	2,824	$154,219
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	2,575	51,294
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp.	525	7,255
BankFinancial Corp.	375	3,743
Beneficial Mutual Bancorp, Inc.†	1,400	18,466
Capitol Federal Financial, Inc.	375	4,706
OceanFirst Financial Corp.	1,525	26,977
Westfield Financial, Inc.	1,775	13,224
		74,371
Schools — 0.2%
Strayer Education, Inc.†	5,400	250,722
Seismic Data Collection — 0.0%
Dawson Geophysical Co.	225	6,302
Semiconductor Components-Integrated Circuits — 1.0%
Aeroflex Holding Corp.†	4,250	35,317
Atmel Corp.†	36,295	303,426
Cirrus Logic, Inc.†	4,325	85,938
Integrated Device Technology, Inc.†	7,200	88,056
Micrel, Inc.	1,550	17,174
QUALCOMM, Inc.	9,263	730,480
TriQuint Semiconductor, Inc.†	11,425	152,981
		1,413,372
Semiconductor Equipment — 0.3%
KLA-Tencor Corp.	2,494	172,435
Photronics, Inc.†	6,825	58,217
Ultra Clean Holdings, Inc.†	13,919	183,035
		413,687
Software Tools — 0.0%
VMware, Inc., Class A†	616	66,540
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,123	79,351
United States Steel Corp.	2,399	66,237
		145,588
Telecom Equipment-Fiber Optics — 0.0%
Harmonic, Inc.†	5,975	42,662
Telecom Services — 0.4%
Amdocs, Ltd.	9,270	430,684
FairPoint Communications, Inc.†	3,750	51,000
Inteliquent, Inc.	10,250	148,933
		630,617
Telecommunication Equipment — 0.5%
CommScope Holding Co., Inc.†	15,736	388,364
Comtech Telecommunications Corp.	8,525	271,607
		659,971

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	2,515	$119,639
Television — 0.3%
CBS Corp., Class B	6,052	374,014
ION Media Networks, Inc.†(1)(2)(3)	4	1,112
Sinclair Broadcast Group, Inc., Class A	850	23,026
		398,152
Textile-Apparel — 0.0%
Unifi, Inc.†	1,700	39,219
Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A†	675	16,369
Therapeutics — 0.4%
Agios Pharmaceuticals, Inc.†	200	7,830
Akebia Therapeutics, Inc.†	275	5,379
Cara Therapeutics, Inc.†	1,450	26,984
Concert Pharmaceuticals, Inc.†	1,000	13,450
Egalet Corp.†	1,000	13,990
Flexion Therapeutics, Inc.†	1,350	22,208
Neurocrine Biosciences, Inc.†	4,150	66,815
Pharmacyclics, Inc.†	1,952	195,629
Questcor Pharmaceuticals, Inc.	2,775	180,181
Xencor, Inc.†	5,675	66,568
		599,034
Tobacco — 0.5%
Altria Group, Inc.	7,751	290,120
Philip Morris International, Inc.	2,974	243,481
Universal Corp.	3,400	190,026
		723,627
Toys — 0.2%
Mattel, Inc.	8,748	350,882
Transactional Software — 0.3%
ACI Worldwide, Inc.†	1,525	90,265
Solera Holdings, Inc.	4,460	282,496
		372,761
Transport-Rail — 0.7%
Kansas City Southern	1,761	179,728
Union Pacific Corp.	4,714	884,629
		1,064,357
Transport-Services — 0.4%
FedEx Corp.	4,063	538,591
Transport-Truck — 0.3%
Arkansas Best Corp.	5,625	207,844
Celadon Group, Inc.	675	16,227
Con-way, Inc.	1,050	43,134
Heartland Express, Inc.	2,350	53,321
Saia, Inc.†	1,375	52,539
Swift Transportation Co.†	2,800	69,300
		442,365
Travel Services — 0.0%
Interval Leisure Group, Inc.	1,600	41,824
Security Description	Shares/ Principal Amount(13)	Value (Note 2)
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	300	$17,181
USANA Health Sciences, Inc.†	1,125	84,758
		101,939
Web Hosting/Design — 0.0%
Q2 Holdings, Inc.†	600	9,318
Web Portals/ISP — 1.6%
Blucora, Inc.†	2,700	53,163
Google, Inc., Class A†	1,867	2,080,790
Yahoo!, Inc.†	6,943	249,254
		2,383,207
Wireless Equipment — 0.7%
Aerohive Networks, Inc.†	2,300	24,265
InterDigital, Inc.	6,125	202,799
Motorola Solutions, Inc.	6,495	417,563
RF Micro Devices, Inc.†	4,850	38,218
Ubiquiti Networks, Inc.†	6,100	277,367
		960,212
Total Common Stocks (cost $69,282,021)		86,340,501
PREFERRED SECURITIES — 0.0%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series G 6.30%	375	9,337
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	350	7,123
Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	500	5,500
Telecom Services — 0.0%
Qwest Corp. 6.13%	700	15,421
Telephone-Integrated — 0.0%
Verizon Communications, Inc. 5.90%	425	10,608
Total Preferred Securities (cost $53,968)		47,989
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(4)	$14,000	$13,055
Banks-Super Regional — 0.0%
Wells Fargo Capital X 5.95% due 12/01/2086	7,000	7,000
Diversified Banking Institutions — 0.1%
BAC Capital Trust XIII FRS Series F 4.00% due 04/15/2014(4)	41,000	31,570

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(4)	$40,000	$37,500
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(4)	17,000	16,733
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(4)	10,000	11,300
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077	5,000	3,800
		100,903
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2)	8,000	1
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	11,000	10,395
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	10,000	10,200
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	30,000	35,212
ING US, Inc. FRS 5.65% due 05/15/2053	10,000	9,940
MetLife, Inc. 6.40% due 12/15/2066	16,000	16,880
Nationwide Mutual Insurance Co. 9.38% due 08/15/2039*	100,000	147,064
		209,096
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	125,000	180,625
Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	27,000	28,958
Total Preferred Securities/Capital Securities (cost $485,345)		560,233
ASSET BACKED SECURITIES — 6.3%
Diversified Financial Services — 6.3%
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	79,946	80,923
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
AmeriCredit Automobile Receivables Trust Series 2010-A, Class A3 3.51% due 07/06/2017	$84,273	$85,020
AmeriCredit Automobile Receivables Trust Series 2010-2, Class C 4.52% due 10/08/2015	14,105	14,157
AmeriCredit Automobile Receivables Trust Series 2010-1, Class C 5.19% due 08/17/2015	22,432	22,537
Apidos CDO FRS Series 2014-17A, Class A1A 1.73% due 04/17/2026*(1)(5)	250,000	249,750
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.87% due 12/05/2032*(6)	100,000	104,069
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64% due 05/20/2016*	160,000	165,838
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.92% due 05/10/2045(6)	70,000	75,759
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.95% due 02/10/2051(6)	107,450	119,480
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	200,000	191,223
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.49% due 02/25/2036(7)	207,263	181,220
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	70,000	78,293
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.90% due 06/11/2040(6)	45,000	50,339
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	18,025	17,944
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	11,000	11,067
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.36% due 07/15/2025*(5)	250,000	246,568

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Cent CLO LP FRS Series 2013-20A, Class A 1.72% due 01/25/2026*(5)	$250,000	$249,752
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.66% due 04/18/2025*(5)	250,000	249,998
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(6)	38,000	38,829
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(6)	20,000	20,628
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	100,000	102,880
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	75,000	78,145
Citigroup Commercial Mtg. Trust VRS Series 2013-GC15, Class A4 4.37% due 09/10/2046(6)	75,000	79,715
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.34% due 12/10/2049(6)	35,000	39,384
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.53% due 03/25/2036(7)	117,633	102,479
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	80,000	87,553
Citigroup/Deutsche Bank Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	131,473	147,420
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	90,620	91,535
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.21% due 12/10/2049(6)	100,000	110,780
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A2 2.82% due 03/10/2047(6)	26,000	26,502
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.94% due 01/10/2046(6)	55,000	52,752
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Pass Through Certs. Series 2014-CR16, Class A2 3.04% due 04/10/2047(1)(6)	$15,000	$15,450
Commercial Mtg. Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	105,000	102,984
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	105,000	107,724
Commercial Mtg. Pass Through Certs. Series 2013-CR12, Class A4 4.05% due 10/10/2046(6)	105,000	108,460
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.94% due 06/10/2046(6)	43,019	46,702
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% due 01/25/2037(7)	118,452	97,125
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(7)	25,000	25,505
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(7)	467	469
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(7)	97,379	90,580
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(7)	4,499	4,138
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	46,440	50,341
DB-UBS Mtg. Trust, Series 2011-LC1A, Class A3 5.00% due 11/10/2046*(6)	100,000	111,606
Dryden Senior Loan Fund FRS Series 2014-31A, Class A 1.62% due 04/18/2026*(5)	250,000	248,849
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.25% due 05/25/2035(7)	184,755	174,446
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	100,000	100,434
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	5,986

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	$25,000	$24,899
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	105,000	115,032
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(6)	15,000	14,984
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	110,000	104,702
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,000	33,801
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(6)	216,470	216,927
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	100,720
GS Mtg. Securities Trust Series 2013-GC12, Class A4 3.14% due 06/10/2046(6)	45,000	43,613
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(6)	90,000	90,997
GS Mtg. Securities Trust Series 2014-GC20, Class A-5 4.00% due 04/10/2047(1)(6)	50,000	51,500
GS Mtg. Securities Trust Series 2013-GC14, Class A5 4.24% due 08/10/2046(6)	55,000	57,941
GS Mtg. Securities Trust Series 2010-C1, Class A2 4.59% due 08/10/2043*(6)	100,000	109,467
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.53% due 04/25/2036(7)	16,230	13,721
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.62% due 01/25/2036(7)	82,443	75,520
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.62% due 03/25/2047(7)	48,249	41,819
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.67% due 04/25/2035(7)	62,603	60,395
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	160,000	160,376
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% due 05/25/2035(7)	102,638	91,074
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(6)	55,000	52,554
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	$100,000	$100,662
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	95,000	98,735
JPMBB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(6)	38,000	39,222
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	45,314	49,933
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.83% due 06/15/2038(6)	103,147	112,412
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	99,243	106,368
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.14% due 04/15/2041(6)	125,000	142,959
Limerock CLO FRS Series 2014-2A, Class A 1.73% due 04/18/2026*(5)	250,000	249,999
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.48% due 02/25/2035(7)	97,473	96,891
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.55% due 12/25/2034(7)	63,798	64,518
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.86% due 05/12/2039(6)	95,000	102,436
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	123,681	133,809
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(6)	142,175	154,069
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	65,000	72,295
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	60,000	66,322
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.46% due 01/11/2043(6)	30,000	34,535

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(7)	$76,009	$69,137
MortgageIT Trust FRS Series 2005-4, Class A1 0.43% due 10/25/2035(7)	251,339	228,339
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% due 02/25/2037	48,253	27,116
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.74% due 04/17/2026*(1)(5)	250,000	249,750
Santander Drive Auto Receivables Trust Series 2011-1, Class C 3.11% due 05/16/2016	115,000	116,570
Santander Drive Auto Receivables Trust Series 2010-2, Class C 3.89% due 07/17/2017	44,602	45,137
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% due 05/25/2037	121,084	78,985
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.38% due 02/20/2047(7)	131,024	110,381
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	257	257
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(6)	23,483	23,738
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	55,000	53,519
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(6)	120,000	120,568
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	20,000	20,198
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(6)	56,675	59,934
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.96% due 06/15/2045(6)	19,000	20,826
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/2035(7)	136,465	139,522
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(7)	$193,267	$195,701
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(7)	81,760	75,991
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	70,111	72,490
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	35,000	36,568
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(6)	120,000	132,048
Total Asset Backed Securities (cost $9,328,348)		9,425,320
U.S. CORPORATE BONDS & NOTES — 11.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	11,000	10,696
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	15,000	15,037
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	150,000	154,687
		180,420
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	4,000	3,985
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 0.95% due 05/15/2018	15,000	14,501
Aerospace/Defense-Equipment — 0.0%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	5,000	5,138
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	4,000	4,200
		9,338
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	105,000	107,961
Mosaic Co. Senior Notes 5.45% due 11/15/2033	10,000	10,812
		118,773

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Agricultural Operations — 0.1%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	$145,000	$154,904
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	11,349	11,732
Continental Airlines, Inc. Pass Though Trust Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	70,000	70,700
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	10,000	10,325
		92,757
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	3,000	3,263
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	5,000	5,137
		8,400
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	45,000	49,163
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021*	55,000	56,581
		105,744
Auction House/Art Dealers — 0.1%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	65,000	63,538
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Senior Notes 6.25% due 10/02/2043*	20,000	21,650
Auto/Truck Parts & Equipment-Original — 0.1%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	3,000	3,240
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	55,000	60,362
		63,602
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	5,000	5,055
Security Description	Principal Amount(13)	Value (Note 2)
Banks-Commercial (continued)
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	$90,000	$96,975
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	28,000	32,068
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	10,000	10,380
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	19,000	20,284
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	12,000	11,978
		176,740
Banks-Super Regional — 0.5%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	125,000	139,501
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	100,000	110,705
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	115,000	120,932
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	2,000	2,191
Wells Fargo & Co. Senior Notes 3.00% due 01/22/2021	36,000	36,025
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	40,000	38,823
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	195,000	197,271
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	95,000	100,072
		745,520
Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.63% due 02/01/2044	11,000	11,286
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	26,000	26,086
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	45,000	68,300
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/2022	20,000	19,952
		125,624

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	$40,000	$43,400
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	20,000	21,550
		64,950
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	10,000	9,950
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	4,000	4,310
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	55,000	55,962
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,513
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	60,000	59,550
		121,025
Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021	7,000	7,053
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	55,000	53,908
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	25,000	25,376
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	115,000	104,954
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	25,000	28,489
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	85,000	84,111
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	11,000	11,031
Security Description	Principal Amount(13)	Value (Note 2)
Cable/Satellite TV (continued)
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	$25,000	$26,879
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	20,000	21,350
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	60,000	67,200
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	10,000	12,633
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	50,000	54,178
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	5,000	5,807
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	45,000	52,750
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	7,000	8,745
		564,464
Casino Hotels — 0.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	5,000	5,363
Cellular Telecom — 0.1%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	70,000	74,725
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	40,000	42,000
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	4,000	4,360
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	20,000	24,450
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	10,000	10,575
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	30,000	32,100
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	10,000	10,750
		198,960

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	$4,000	$4,150
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	5,000	6,325
Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	10,000	10,587
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	4,000	4,195
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	5,000	5,013
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	95,000	98,087
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,270
		122,152
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	10,000	10,050
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	3,000	3,293
		13,343
Computers — 0.2%
Hewlett-Packard Co. Senior Notes 2.65% due 06/01/2016	30,000	31,016
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	95,000	95,628
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	105,000	111,077
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	49,000	53,659
		291,380
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	23,000	24,093
Security Description	Principal Amount(13)	Value (Note 2)
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	$4,000	$4,440
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	3,000	3,188
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	47,000	50,173
Diagnostic Equipment — 0.0%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	8,000	8,895
Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(8)	2,100	2,195
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*	3,000	2,843
Diversified Banking Institutions — 2.1%
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	85,000	84,900
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	12,000	12,055
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	110,000	124,348
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	90,000	103,841
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	110,000	124,791
Citigroup, Inc. Senior Notes 1.70% due 07/25/2016	25,000	25,284
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	100,000	100,543
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	25,000	24,823
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	12,000	12,046
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	25,000	25,484
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	25,000	28,129

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	$50,000	$53,260
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	47,000	49,988
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	50,000	57,251
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	105,000	114,872
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	55,000	64,405
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	80,000	101,926
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	125,831
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	75,000	74,668
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	13,000	14,391
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	27,000	30,125
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	150,000	163,114
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	17,000	19,690
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	50,000	55,507
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	54,000	61,858
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	75,000	73,882
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	65,000	61,530
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	40,000	42,771
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	30,000	32,157
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/2020	34,000	36,650
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	$155,000	$158,258
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	130,000	139,783
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	30,000	35,270
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	250,000	279,594
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	55,000	64,862
Morgan Stanley Senior Notes 2.13% due 04/25/2018	150,000	149,671
Morgan Stanley Senior Notes 2.50% due 01/24/2019	25,000	24,930
Morgan Stanley Senior Notes 4.75% due 03/22/2017	32,000	34,923
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	162,000	170,227
Morgan Stanley Senior Notes 5.50% due 07/28/2021	11,000	12,429
Morgan Stanley Notes 6.63% due 04/01/2018	125,000	145,720
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,726
		3,120,513
Diversified Financial Services — 0.4%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	19,000	20,919
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	225,000	247,102
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	113,000	130,197
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	75,000	85,716
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	101,000	119,070
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	36,000	46,286
		649,290

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	$6,000	$6,420
Textron, Inc. Senior Notes 4.63% due 09/21/2016	20,000	21,493
		27,913
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	8,000	8,400
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	3,000	2,865
AES Corp. Senior Notes 5.50% due 03/15/2024	30,000	29,775
AES Corp. Senior Notes 8.00% due 10/15/2017	7,000	8,286
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	59,000
		99,926
Electric-Integrated — 0.3%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	9,000	9,177
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	25,000	27,484
DPL, Inc. Senior Notes 7.25% due 10/15/2021	30,000	30,975
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	25,000	24,323
Edison International Senior Notes 3.75% due 09/15/2017	50,000	53,232
Entergy Corp. Senior Notes 3.63% due 09/15/2015	85,000	87,979
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	14,000	16,081
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	7,000	7,309
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022(9)	4,000	4,436
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	5,000	5,487
Monongahela Power Co. 1st Mtg. Notes 5.40% due 12/15/2043*	8,000	8,774
Security Description	Principal Amount(13)	Value (Note 2)
Electric-Integrated (continued)
Nisource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	$14,000	$14,299
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	35,000	34,929
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	16,000	16,209
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	50,000	64,312
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	11,000	12,674
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	40,000	50,798
		468,478
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	6,000	6,217
Intel Corp. Senior Notes 1.35% due 12/15/2017	16,000	15,892
		22,109
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	12,000	12,853
Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	5,000	5,263
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	117,000	125,190
Finance-Auto Loans — 0.2%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	7,000	7,041
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	10,967
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/2020	100,000	126,100
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	115,000	122,906
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,700
		272,714

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	$9,000	$10,502
SLM Corp. Notes 5.50% due 01/15/2019	15,000	15,863
SLM Corp. Senior Notes 6.13% due 03/25/2024	11,000	10,986
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	11,025
SLM Corp. Senior Notes 8.45% due 06/15/2018	95,000	111,863
		160,239
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	40,000	47,616
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	2,375
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	11,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	15,000	1
		49,993
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	100,000	105,250
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	7,000	7,420
		112,670
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	6,000	6,032
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	3,000	3,191
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	10,000	10,625
Security Description	Principal Amount(13)	Value (Note 2)
Food-Misc./Diversified — 0.0%
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	$11,000	$13,836
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.85% due 08/01/2023	20,000	19,915
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021	4,000	4,055
		23,970
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	39,000
Service Corp. International Senior Notes 7.00% due 06/15/2017	20,000	22,410
		61,410
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	75,000	86,966
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 4.88% due 03/15/2042	16,000	12,955
Newmont Mining Corp. Company Guar. Notes 5.13% due 10/01/2019	7,000	7,445
		20,400
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	60,000	61,800
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,030
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	4,000	4,200
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	16,227	17,728
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	84,000	91,770
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	4,000	4,400
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,112

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	$6,000	$6,180
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	10,000	10,975
		142,395
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	40,000	40,520
Insurance-Life/Health — 0.1%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	6,000	6,845
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	4,000	4,011
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	10,000	10,010
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	40,000	41,967
		62,833
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	30,000	34,078
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	50,000	53,253
		87,331
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	80,000	121,663
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	18,000	18,231
		139,894
Investment Management/Advisor Services — 0.0%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	4,000	4,280
Machinery-Farming — 0.1%
Case New Holland Industrial, Inc. Company Guar. Notes 7.88% due 12/01/2017	40,000	46,900
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	50,000	54,562
Security Description	Principal Amount(13)	Value (Note 2)
Machinery-Farming (continued)
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017	$14,000	$14,280
		115,742
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	4,000	4,190
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	11,000	14,034
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	4,000	4,280
		18,314
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	35,000	36,057
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	25,000	31,841
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	60,000	60,025
		127,923
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	85,000	85,725
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	7,000	7,175
Endo Health Solutions, Inc. Company Guar. Notes 7.00% due 07/15/2019	6,000	6,465
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	17,000	17,833
		117,198
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	21,000	23,540
Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 2.20% due 03/15/2019	50,000	49,578
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	50,000	49,264
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	90,000	89,326

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	$15,000	$15,041
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	75,000	77,860
		281,069
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	3,000	3,188
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	20,000	20,500
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	35,000	35,131
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,388
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	35,000	39,200
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	50,000	54,062
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	3,000	3,203
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	10,000	9,987
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020*	105,000	112,350
		283,009
Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp. Senior Notes 2.28% due 03/15/2019	35,000	34,712
McKesson Corp. Senior Notes 3.80% due 03/15/2024	25,000	25,023
McKesson Corp. Senior Notes 4.88% due 03/15/2044	12,000	12,163
		71,898
Multimedia — 0.4%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	75,000	99,924
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	105,000	126,380
Security Description	Principal Amount(13)	Value (Note 2)
Multimedia (continued)
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	$100,000	$116,551
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	9,000	11,241
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	100,000	130,750
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	9,000	12,403
Viacom, Inc. Senior Notes 2.20% due 04/01/2019	55,000	54,532
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	64,000	56,876
Viacom, Inc. Senior Notes 4.50% due 02/27/2042	25,000	22,793
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	5,000	5,109
		636,559
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	4,000	4,170
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	15,000	14,933
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	11,000	10,922
Xerox Corp. Senior Notes 4.50% due 05/15/2021	22,000	23,184
		34,106
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	10,000	10,100
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	30,000	31,036
		41,136
Oil Companies-Exploration & Production — 0.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,375

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	$5,000	$5,789
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	75,000	88,709
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	5,000	5,250
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	13,000	13,464
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	15,000	15,750
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	3,000	3,368
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	5,000	5,412
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	5,000	5,175
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	4,000	4,310
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.25% due 11/01/2019*	10,000	10,425
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	5,000	5,275
Newfield Exploration Co. Senior Sub. Notes 6.88% due 02/01/2020	55,000	58,575
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	12,000	12,525
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	5,000	5,313
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	4,250
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	9,000	9,855
Security Description	Principal Amount(13)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	$15,000	$16,575
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	5,000	5,525
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	5,000	5,300
Stone Energy Corp. Company Guar. Notes 7.50% due 11/15/2022	5,000	5,413
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	4,000	4,000
		295,633
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/2041	15,000	16,472
Hess Corp. Senior Notes 7.88% due 10/01/2029	5,000	6,567
		23,039
Oil Refining & Marketing — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	4,000	4,130
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	5,000	4,975
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	8,000	9,628
		18,733
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,850
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	25,000	27,773
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	16,000	15,887
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	20,000	22,425
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	4,000	4,120
		74,055
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	170,000	172,166

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 0.7%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	$7,000	$7,052
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	3,000	2,962
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	4,000	3,565
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	2,000	2,118
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	45,000	51,507
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	100,000	114,375
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	135,000	129,125
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	125,000	134,514
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	24,000	27,107
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	130,000	130,679
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,381
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	125,000	127,827
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	70,000	75,775
Kinder Morgan, Inc. Senior Sec. Notes 5.00% due 02/15/2021*	8,000	8,011
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	6,000	5,775
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	130,000	129,747
Security Description	Principal Amount(13)	Value (Note 2)
Pipelines (continued)
Williams Partners LP Senior Notes 4.30% due 03/04/2024	$75,000	$75,333
Williams Partners LP Senior Notes 5.40% due 03/04/2044	9,000	9,235
		1,040,088
Printing-Commercial — 0.0%
Deluxe Corp. Company Guar. Notes 7.00% due 03/15/2019	55,000	59,125
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	70,000	73,237
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	5,000	5,819
		79,056
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	3,000	3,053
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	10,000	10,263
Real Estate Investment Trusts — 0.8%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	125,000	139,953
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,403
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	100,000	107,082
Duke Realty LP Senior Notes 6.75% due 03/15/2020	45,000	52,500
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,527
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	27,991
HCP, Inc. Senior Notes 6.00% due 01/30/2017	90,000	101,242
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	50,000	51,495

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	$125,000	$137,687
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	120,000	128,840
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	23,595
Liberty Property LP Senior Notes 4.13% due 06/15/2022	20,000	20,285
Mid-America Apartments LP Senior Notes 4.30% due 10/15/2023	55,000	55,486
Omega Healthcare Investors, Inc. Senior Notes 4.95% due 04/01/2024*	15,000	14,682
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	4,000	4,200
ProLogis LP Company Guar. Notes 3.35% due 02/01/2021	75,000	74,197
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	33,000	33,495
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	40,000	38,935
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	86,000	92,688
		1,120,283
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	20,000	20,000
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,925
		30,925
Real Estate Operations & Development — 0.1%
First Industrial LP Senior Notes 5.75% due 01/15/2016	10,000	10,675
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	90,000	90,090
		100,765
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Security Description	Principal Amount(13)	Value (Note 2)
Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	$25,000	$31,442
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	3,000	3,300
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	4,000	4,280
		39,022
Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	24,000	24,584
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	75,000	70,370
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	40,000	41,696
		136,650
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	30,000	32,550
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	110,000	112,370
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	14,000	13,216
Retail-Drug Store — 0.1%
CVS Caremark Corp. Pass Through Trust Pass Through Certs. 6.94% due 01/10/2030	119,239	140,963
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	7,965	8,244
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	9,216	10,049
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	12,334	13,729
		172,985
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	60,000	65,700
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	5,000	4,831

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Restaurants — 0.0%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/2018	$10,000	$10,700
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	8,000	8,810
PF Chang's China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	8,000	8,420
		27,930
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	12,000	12,931
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	41,000	46,970
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	15,000	17,170
		77,071
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	8,000	7,735
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	6,000	5,452
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	6,605
		19,792
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	13,000	11,427
ADT Corp. Senior Notes 6.25% due 10/15/2021*	146,000	150,015
		161,442
Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	2,000	1,990
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	48,000	52,980
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	10,000	10,050
Security Description	Principal Amount(13)	Value (Note 2)
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	$4,000	$4,090
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	5,000	5,025
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	100,000	100,336
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	20,000	21,850
		127,211
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	18,000	18,999
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	5,000	5,556
Telecom Services — 0.2%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	20,000	20,649
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	85,000	83,081
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	200,000	206,722
		310,452
Telephone-Integrated — 0.5%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	4,000	4,090
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	5,000	5,475
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	6,000	6,975
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,370
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	85,000	90,485
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	21,000	22,807
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	95,000	103,960

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	$53,000	$62,924
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	271,000	329,790
Verizon Communications, Inc. Senior Notes 7.75% due 12/01/2030	105,000	138,855
		767,731
Television — 0.1%
CBS Corp. Company Guar. Notes 4.85% due 07/01/2042	5,000	4,816
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	80,000	102,567
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	12,000	13,020
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	10,000	10,400
		130,803
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	2,000	2,060
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	1,000	1,015
		3,075
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	33,000	43,316
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	35,000	34,780
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	5,000	5,525
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	50,000	51,249
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,080
Security Description	Principal Amount(13)	Value (Note 2)
Trucking/Leasing (continued)
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	$95,000	$100,632
		156,961
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	85,000	86,912
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	5,000	5,100
		92,012
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	1,290	1,356
Total U.S. Corporate Bonds & Notes (cost $16,090,014)		16,720,146
FOREIGN CORPORATE BONDS & NOTES — 1.9%
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	4,000	4,310
Banks-Commercial — 0.8%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	18,000	18,024
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	12,000	11,957
Bank of Tokyo-Mitsubishi UFJ, Ltd Senior Notes 2.30% due 03/10/2019*	200,000	199,336
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	300,000	336,224
BPCE SA Sub. Notes 5.15% due 07/21/2024*	220,000	218,864
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	107,000	119,140
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	200,000	200,186
		1,103,731
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	2,000	2,140

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	$5,000	$5,125
Diversified Banking Institutions — 0.3%
BNP Paribas SA Company Guar. Notes 5.00% due 01/15/2021	25,000	27,748
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	170,000	190,078
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	122,874
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	66,000	67,400
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	26,000	26,623
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	13,000	13,494
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	30,000	31,418
		479,635
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,000	4,040
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	18,000	17,946
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043*	16,000	17,684
		39,670
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	6,000	6,465
Electric-Integrated — 0.0%
Electricite de France Senior Notes 6.00% due 01/22/2114*	8,000	8,395
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,240
Security Description	Principal Amount(13)	Value (Note 2)
Gold Mining — 0.0%
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	$21,000	$21,038
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	10,000	10,100
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	2,000	2,100
Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	15,000	14,031
Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	8,000	8,992
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	6,000	6,926
		15,918
Oil Companies-Exploration & Production — 0.2%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	12,000	15,279
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000	177,500
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	30,000	32,400
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	4,000	4,230
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	30,000	39,007
		268,416
Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	32,000	32,499
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	18,000	18,575
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	17,000	17,152
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	175,000	183,808
Husky Energy, Inc. Senior Notes 4.00% due 04/15/2024	11,000	11,187

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	$12,000	$12,318
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	70,000	70,792
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	65,000	62,725
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	12,000	12,945
		422,001
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	4,000	4,050
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	3,000	3,158
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	7,000	7,473
Semiconductor Components-Integrated Circuits — 0.1%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	200,000	193,887
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	2,000	2,195
Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	75,000	108,238
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	30,000	34,387
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	13,000	13,910
		156,535
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	25,000	33,685
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	20,000	18,419
		52,104
Total Foreign Corporate Bonds & Notes (cost $2,812,973)		2,825,717
Security Description	Principal Amount(13)	Value (Note 2)
MUNICIPAL BONDS & NOTES — 0.4%
U.S. Municipal Bonds & Notes — 0.4%
City of Baltimore, MD Revenue Bonds 5.00% due 07/01/2042	$20,000	$21,701
City of Baltimore, MD Revenue Bonds 5.00% due 07/01/2043	20,000	21,650
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000	70,119
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds Series I 5.00% due 05/01/2042	20,000	21,525
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	13,000	12,551
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	10,000	9,366
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	14,000	14,358
State of California General Obligation Bonds 6.20% due 10/01/2019	75,000	88,786
State of California General Obligation Bonds 6.51% due 04/01/2039	35,000	38,462
State of California General Obligation Bonds 7.55% due 04/01/2039	60,000	83,369
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	55,000	60,840
University of California Revenue Bonds 4.60% due 05/15/2031	75,000	79,685
University of California Revenue Bonds 5.00% due 05/15/2038	100,000	108,607
Total Municipal Bonds & Notes (cost $569,539)		631,019
U.S. GOVERNMENT AGENCIES — 12.2%
Federal Home Loan Mtg. Corp. — 0.7%
2.50% due 01/01/2028	9,999	10,008
3.00% due 08/01/2027	15,645	16,071
3.00% due 10/01/2042	23,563	22,763
3.00% due 11/01/2042	17,568	16,961

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 02/01/2043	$47,999	$46,341
3.00% due 08/01/2043	195,635	188,918
3.50% due 03/01/2042	11,810	11,878
3.50% due 08/01/2042	67,814	68,206
3.50% due 09/01/2043	48,421	48,722
4.00% due 03/01/2023	21,363	22,583
4.00% due 05/01/2040	46,112	47,932
4.00% due 10/01/2043	126,465	131,296
4.50% due 01/01/2039	3,901	4,156
5.00% due 05/01/2020	193,122	204,880
5.00% due 05/01/2034	38,611	42,480
5.50% due 07/01/2034	9,712	10,760
5.50% due 05/01/2037	6,873	7,575
6.00% due 08/01/2026	41,988	46,574
6.50% due 05/01/2029	2,689	3,026
6.50% due 03/01/2036	10,263	11,582
6.50% due 05/01/2036	431	482
7.50% due 08/01/2023	262	289
7.50% due 08/01/2025	1,608	1,627
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(7)	9,605	9,270
Series 4000, Class PD 2.00% due 01/15/2042(7)	12,125	11,233
Series 1577, Class PK 6.50% due 09/15/2023(7)	10,119	11,208
Series 1226, Class Z 7.75% due 03/15/2022(7)	738	797
Federal Home Loan Mtg. Corp., Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 2.35% due 02/25/2024(7)	8,000	8,155
		1,005,773
Federal National Mtg. Assoc. — 9.4%
2.50% due 02/01/2043	99,172	91,775
2.50% due 03/01/2043	198,076	183,301
3.00% due 12/01/2027	23,219	23,893
3.00% due 01/01/2028	27,858	28,667
3.00% due 12/01/2042	8,480	8,196
3.00% due 05/01/2043	77,260	74,667
3.00% due April 15 TBA	3,200,000	3,125,719
3.50% due 09/01/2026	22,728	23,851
3.50% due 10/01/2028	119,753	125,653
3.50% due 08/01/2043	315,632	317,768
3.50% due April 30 TBA	3,300,000	3,319,594
4.00% due 08/01/2026	17,725	18,772
4.00% due 11/01/2040	27,506	28,593
4.00% due 12/01/2040	70,398	73,196
4.00% due 11/01/2041	10,233	10,638
4.00% due 01/01/2042	26,513	27,566
4.00% due 11/01/2043	68,429	71,128
4.00% due April 30 TBA	1,600,000	1,663,000
4.50% due 01/01/2039	8,676	9,249
4.50% due 06/01/2039	175,198	187,793
Security Description	Principal Amount(13)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
4.50% due 09/01/2039	$19,520	$20,827
4.50% due 05/01/2041	20,372	21,739
4.50% due 03/01/2042	178,369	190,513
4.50% due April 30 TBA	147,000	156,808
4.85% due 11/01/2015	541,537	565,190
4.96% due 01/01/2015	154,745	154,173
5.00% due 03/01/2018	5,369	5,710
5.00% due 06/01/2019	2,275	2,435
5.00% due 03/01/2020	9,798	10,514
5.00% due 05/01/2035	6,613	7,197
5.00% due 07/01/2040	122,285	133,481
5.00% due April 30 TBA	1,400,000	1,526,328
5.50% due 05/01/2020	32,733	34,885
5.50% due 06/01/2020	41,906	44,663
5.50% due 12/01/2029	5,890	6,516
5.50% due 06/01/2035	370,106	410,988
5.50% due 06/01/2036	148,268	164,854
5.50% due 08/01/2037	32,580	35,989
5.50% due 06/01/2038	29,734	32,850
6.00% due 06/01/2017	4,133	4,356
6.00% due 06/01/2021	97,742	105,013
6.00% due 12/01/2033	18,813	21,152
6.00% due 05/01/2034	14,311	16,097
6.00% due 08/01/2034	3,200	3,598
6.00% due 11/01/2038	5,813	6,467
6.00% due April 30 TBA	500,000	557,246
6.50% due 09/01/2032	28,744	32,271
6.50% due 07/01/2036	5,934	6,658
7.00% due 06/01/2037	43,847	48,208
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.75% due 01/25/2024(7)	10,777	10,891
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 2.15% due 10/25/2023(7)	24,446	24,900
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(7)	14,693	14,514
		13,790,050
Government National Mtg. Assoc. — 2.2%
4.00% due 07/15/2041	60,126	63,232
4.00% due 08/15/2041	25,085	26,382
4.00% due 10/15/2041	55,585	58,457
4.00% due April 30 TBA	1,300,000	1,365,406
4.50% due 06/15/2041	1,501,203	1,622,704
6.00% due 11/15/2028	41,952	47,421
7.00% due 07/15/2033	17,995	21,128
8.50% due 11/15/2017	513	557
9.00% due 11/15/2021	250	265
Government National Mtg. Assoc. REMIC Series 2005-74, Class HB 7.50% due 09/16/2035(7)	1,518	1,745

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2005-74, Class HC 7.50% due 09/16/2035(7)	$9,535	$11,048
		3,218,345
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	10,000	9,978
Total U.S. Government Agencies (cost $17,896,104)		18,024,146
U.S. GOVERNMENT TREASURIES — 11.1%
United States Treasury Bonds — 0.7%
2.75% due 11/15/2042	28,000	23,857
3.13% due 11/15/2041	11,000	10,195
3.13% due 02/15/2043	19,400	17,854
3.75% due 11/15/2043	12,000	12,424
4.38% due 11/15/2039(10)	229,200	264,583
4.75% due 02/15/2041	6,000	7,341
5.25% due 11/15/2028	18,000	22,517
United States Treasury Bonds TIPS 1.38% due 02/15/2044(11)	551,958	563,256
		922,027
United States Treasury Notes — 10.4%
0.25% due 11/30/2014(10)	65,000	65,071
0.25% due 07/31/2015	1,860,000	1,861,670
0.38% due 04/15/2015	25,000	25,059
0.38% due 08/31/2015	500,000	501,230
0.63% due 08/15/2016	3,010,000	3,010,939
0.63% due 12/15/2016	65,000	64,751
0.63% due 08/31/2017	163,000	160,237
0.63% due 09/30/2017	21,000	20,610
1.00% due 08/31/2016	100,000	100,883
1.00% due 10/31/2016	50,000	50,371
1.00% due 03/31/2017	113,000	113,282
1.00% due 05/31/2018	6,000	5,890
1.00% due 08/31/2019	9,000	8,587
1.13% due 05/31/2019	10,000	9,662
1.25% due 10/31/2015	27,000	27,418
1.38% due 06/30/2018	5,000	4,977
1.38% due 07/31/2018	604,000	600,413
1.50% due 08/31/2018	663,000	661,757
1.50% due 12/31/2018	354,000	351,345
1.50% due 02/28/2019	43,000	42,570
1.63% due 08/15/2022	53,000	49,282
1.75% due 05/15/2022	18,000	16,985
1.75% due 05/15/2023	192,000	177,870
2.00% due 01/31/2016	777,000	800,189
2.00% due 04/30/2016	490,000	505,465
2.13% due 05/31/2015	12,000	12,273
2.75% due 12/31/2017	15,000	15,817
2.75% due 11/15/2023	24,000	24,109
United States Treasury Notes FRS 0.08% due 01/31/2016	64,000	63,964
Security Description	Principal Amount(13)		Value (Note 2)
United States Treasury Notes (continued)
United States Treasury Notes TIPS 0.13% due 04/15/2018(11)		$3,650,574	$3,734,424
0.63% due 01/15/2024(11)		2,255,378	2,263,131
			15,350,231
Total U.S. Government Treasuries (cost $16,249,226)			16,272,258
FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		12,000	12,043
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		3,000	3,092
Sovereign — 1.2%
Brazil Notas do Tesouro Nacional Series F Senior Notes 10.00% due 01/01/2017	BRL	132,000	56,432
Federative Republic of Brazil Senior Bonds 7.13% due 01/20/2037		50,000	59,937
Government of Canada Senior Notes 0.88% due 02/14/2017		12,000	11,994
Government of Japan Senior Notes 0.10% due 09/10/2023(11)	JPY	107,937,000	1,126,115
Republic of Colombia Bonds 7.00% due 05/04/2022	COP	105,800,000	55,700
Republic of Hungary Senior Notes 4.00% due 03/25/2019		18,000	17,874
Republic of Peru Bonds 8.20% due 08/12/2026	PEN	125,000	51,222
Russian Federation Bonds 8.15% due 02/03/2027	RUB	1,925,000	52,314
United Mexican States Senior Notes 3.50% due 01/21/2021		25,000	25,312
United Mexican States Senior Notes 4.75% due 03/08/2044		208,000	197,600
United Mexican States Bonds 8.00% due 12/07/2023	MXN	628,900	54,516
			1,709,016
Total Foreign Government Obligations (cost $1,677,639)			1,724,151
Total Long-Term Investment Securities (cost $134,445,177)			152,571,480

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares/ Principal Amount(13)	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.4%
Time Deposits — 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/01/2014 (cost $587,000)	$587,000	$587,000
REPURCHASE AGREEMENTS — 4.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2014, to be repurchased 04/01/2014 in the amount of $150,000 collateralized by $170,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $155,103	150,000	150,000
Bank of America Securities LLC Joint Repurchase Agreement(12)	1,410,000	1,410,000
Barclays Capital PLC Joint Repurchase Agreement(12)	1,655,000	1,655,000
BNP Paribas SA Joint Repurchase Agreement(12)	1,095,000	1,095,000
Deutsche Bank AG Joint Repurchase Agreement(12)	1,095,000	1,095,000
UBS Securities LLC Joint Repurchase Agreement(12)	1,410,000	1,410,000
Total Repurchase Agreements (cost $6,815,000)		6,815,000
TOTAL INVESTMENTS (cost $141,847,177)(14)	108.6%	159,973,480
Liabilities in excess of other assets	(8.6)	(12,680,946)
NET ASSETS	100.0%	$147,292,534

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2014, the aggregate value of these securities was $7,417,898 representing 5.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At March 31, 2014, the aggregate value of these securities was $1,115 representing 0.0% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2014, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Common Stock	03/05/2014	4	$—	$1,112	$278	0.00%

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Loan Obligation

(6)  Commercial Mortgage Backed Security

(7)  Collateralized Mortgage Obligation

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(9)  "Step-down" security where the rate decreases ("steps-down") at a predetermined rate. Rate shown reflects the decreased rate.

(10)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(11)  Principal amount of security is adjusted for inflation.

(12)  See Note 2 for details of Joint Repurchase Agreements.

(13)  Denominated in United States dollars unless otherwise indicated.

(14)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

COP — Colombian Peso

CVR — Contingent Value Rights

JPY — Japanese Yen

MXN — Mexican Peso

PEN — Peruvian Nuevo Sol

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2014 and unless noted otherwise, the dates shown are the original maturity date.

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2014	Unrealized Appreciation (Depreciation)
5	Long	Russell 2000 Mini Index	June 2014	$589,860	$585,250	$(4,610)
4	Long	U.S. Treasury 2YR Notes	June 2014	879,500	878,250	(1,250)
3	Long	U.S. Treasury 5YR Notes	June 2014	356,484	356,859	375
42	Short	U.S. Treasury 10YR Notes	June 2014	5,219,180	5,187,000	32,180
11	Short	U.S. Long Bonds	June 2014	1,461,716	1,465,406	(3,690)
4	Long	U.S. Ultra Bonds	June 2014	573,812	577,875	4,063
						$27,068

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank	JPY	113,726,000	USD	1,101,196	06/18/2014	$—	$(1,087)
Standard Chartered Bank	BRL	64,000	USD	28,281	04/02/2014	75	—
	BRL	64,000	USD	27,809	06/03/2014	57	—
	USD	28,256	BRL	64,000	04/02/2014	—	(50)
						132	(50)
UBS AG	BRL	64,000	USD	27,105	04/02/2014	—	(1,101)
	RUB	1,924,000	USD	51,537	06/18/2014	—	(2,223)
	USD	28,281	BRL	64,000	04/02/2014	—	(75)
						—	(3,399)
Westpac Banking Corp.	PEN	144,000	USD	50,571	06/18/2014	—	(144)
Net Unrealized Appreciation (Depreciation)						$132	$(4,680)

BRL — Brazilian Real

JPY — Japanese Yen

PEN — Peruvian Nuevo Sol

RUB — Russian Ruble

USD — United States Dollar

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Biomedical/Gene	$3,584,438	$—	$0	$3,584,438
Television	397,040	—	1,112	398,152
Other Industries*	82,357,911	—	—	82,357,911
Preferred Securities	47,989	—	—	47,989
Preferred Securities/Capital Securities	—	560,233	—	560,233
Asset Backed Securities:
Diversified Financial Services	—	8,858,870	566,450	9,425,320
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	16,720,146	—	16,720,146
Foreign Corporate Bonds & Notes	—	2,825,717	—	2,825,717
Municipal Bonds & Notes	—	631,019	—	631,019
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	13,790,050	—	13,790,050
Other Government Agencies*	—	4,234,096	—	4,234,096
U.S. Government Treasuries:
United States Treasury Bonds	—	922,027	—	922,027
United States Treasury Notes	—	15,350,231	—	15,350,231
Foreign Government Obligations	—	1,724,151	—	1,724,151
Short-Term Investment Securities:
Time Deposits	—	587,000	—	587,000
Repurchase Agreements	—	6,815,000	—	6,815,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	36,618	—	—	36,618
Open Forward Foreign Currency
Contracts-Appreciation	—	132	—	132
Total	$86,423,996	$73,018,672	$567,562	$160,010,230
Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$9,550	$—	$—	$9,550
Open Forward Foreign Currency
Contracts-Depreciation	—	4,680	—	4,680
Total	$9,550	$4,680	$—	$14,230

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	16.4%
United States Treasury Notes	16.0
Diversified Financial Services	11.1
Diversified Banking Institutions	5.2
Repurchase Agreements	4.2
Government National Mtg. Assoc.	3.0
Banks-Commercial	2.0
Sovereign	1.8
Real Estate Investment Trusts	1.8
Banks-Super Regional	1.7
Oil Companies-Exploration & Production	1.7
Computers	1.7
Medical-Biomedical/Gene	1.6
Medical-Drugs	1.4
Federal Home Loan Mtg. Corp.	1.4
Multimedia	1.4
United States Treasury Bonds	1.4
Web Portals/ISP	1.3
Telephone-Integrated	1.2
Pipelines	1.1
Oil Companies-Integrated	1.1
Cable/Satellite TV	1.0
Pharmacy Services	0.9
Diversified Manufacturing Operations	0.9
Electric-Integrated	0.7
U.S. Municipal Bonds & Notes	0.7
Semiconductor Components-Integrated Circuits	0.7
Beverages-Non-alcoholic	0.7
Transport-Rail	0.7
Chemicals-Diversified	0.6
E-Commerce/Products	0.6
Cosmetics & Toiletries	0.6
Medical-HMO	0.6
Telecom Services	0.6
Insurance-Multi-line	0.5
Enterprise Software/Service	0.5
Medical-Hospitals	0.5
Cellular Telecom	0.4
Electronic Components-Semiconductors	0.4
Insurance-Life/Health	0.4
Retail-Auto Parts	0.4
Instruments-Controls	0.4
Oil-Field Services	0.4
Retail-Drug Store	0.4
Computers-Integrated Systems	0.4
Finance-Investment Banker/Broker	0.4
Television	0.4
Tobacco	0.4
Retail-Building Products	0.4
Food-Retail	0.3
Agricultural Chemicals	0.3
Commercial Services-Finance	0.3
Finance-Credit Card	0.3
Airlines	0.3
Casino Hotels	0.3
Applications Software	0.3
Retail-Restaurants	0.3
Apparel Manufacturers	0.3
Electronic Components-Misc.	0.3
Aerospace/Defense-Equipment	0.3
Finance-Auto Loans	0.3
Hotels/Motels	0.3%
Containers-Metal/Glass	0.3
Insurance-Property/Casualty	0.3
Oil Refining & Marketing	0.2
Retail-Regional Department Stores	0.2
Transport-Services	0.2
Steel-Producers	0.2
Metal Processors & Fabrication	0.2
Beverages-Wine/Spirits	0.2
Internet Content-Entertainment	0.2
Consumer Products-Misc.	0.2
E-Commerce/Services	0.2
Medical-Wholesale Drug Distribution	0.2
Networking Products	0.2
Electronic Connectors	0.2
Computers-Memory Devices	0.2
Oil & Gas Drilling	0.2
Security Services	0.2
Advertising Agencies	0.2
Banks-Money Center	0.2
Trucking/Leasing	0.2
Retail-Major Department Stores	0.2
Wireless Equipment	0.2
Food-Confectionery	0.2
Investment Management/Advisor Services	0.2
Agricultural Operations	0.2
Telecommunication Equipment	0.2
Insurance-Mutual	0.2
Finance-Consumer Loans	0.2
Retail-Catalog Shopping	0.2
Electric Products-Misc.	0.2
Brewery	0.2
Independent Power Producers	0.2
Real Estate Operations & Development	0.2
Machinery-Construction & Mining	0.2
Auto-Cars/Light Trucks	0.2
Auto/Truck Parts & Equipment-Original	0.2
Food-Misc./Diversified	0.1
Toys	0.1
Retail-Gardening Products	0.1
Electronic Security Devices	0.1
Aerospace/Defense	0.1
Electronic Design Automation	0.1
Finance-Leasing Companies	0.1
Savings & Loans/Thrifts	0.1
Paper & Related Products	0.1
Athletic Footwear	0.1
Machinery-General Industrial	0.1
Machinery-Farming	0.1
Coal	0.1
Entertainment Software	0.1
Medical Products	0.1
Auto-Heavy Duty Trucks	0.1
Insurance Brokers	0.1
Finance-Other Services	0.1
Building-Residential/Commercial	0.1
Real Estate Management/Services	0.1
Retail-Sporting Goods	0.1
Transactional Software	0.1
Retail-Perfume & Cosmetics	0.1
Computer Aided Design	0.1

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited) (continued)

Industry Allocation*
Retail-Pet Food & Supplies	0.1%
Containers-Paper/Plastic	0.1
Retail-Apparel/Shoe	0.1
Retail-Discount	0.1
Computer Services	0.1
Retail-Mail Order	0.1
Electronic Measurement Instruments	0.1
Electric-Generation	0.1
Human Resources	0.1
Web Hosting/Design	0.1
Retail-Jewelry	0.1
Gas-Distribution	0.1
Medical Information Systems	0.1
Therapeutics	0.1
Electric-Transmission	0.1
Engineering/R&D Services	0.1
Metal-Copper	0.1
Publishing-Newspapers	0.1
Semiconductor Equipment	0.1
Gold Mining	0.1
Oil Field Machinery & Equipment	0.1
Hazardous Waste Disposal	0.1
Building & Construction Products-Misc.	0.1
Auction Houses/Art Dealers	0.1
Funeral Services & Related Items	0.1
Printing-Commercial	0.1
Office Automation & Equipment	0.1
Shipbuilding	0.1
Data Processing/Management	0.1
Tools-Hand Held	0.1
Rental Auto/Equipment	0.1
Regional Authority	0.1
111.0%
Credit Quality†#
Aaa	58.7%
Aa	3.7
A	5.6
Baa	19.2
Ba	5.0
B	1.9
Caa	1.6
Ca	0.1
Not Rated@	4.2
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 32.0%
Aerospace/Defense — 0.1%
Boeing Co.	1,030	$129,255
Aerospace/Defense-Equipment — 0.3%
B/E Aerospace, Inc.†	1,184	102,759
United Technologies Corp.	1,733	202,484
		305,243
Agricultural Chemicals — 0.2%
Monsanto Co.	2,168	246,653
Airlines — 0.2%
United Continental Holdings, Inc.†	5,623	250,954
Apparel Manufacturers — 0.2%
Carter's, Inc.	1,462	113,524
Ralph Lauren Corp.	574	92,374
		205,898
Applications Software — 0.3%
Intuit, Inc.	1,466	113,952
Microsoft Corp.	4,768	195,440
Salesforce.com, Inc.†	850	48,527
		357,919
Athletic Footwear — 0.1%
NIKE, Inc., Class B	2,019	149,123
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	7,288	113,693
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,078	140,140
Auto/Truck Parts & Equipment-Original — 0.1%
BorgWarner, Inc.	1,384	85,074
Banks-Commercial — 0.2%
PacWest Bancorp	2,005	86,235
Regions Financial Corp.	7,476	83,058
		169,293
Banks-Fiduciary — 0.0%
State Street Corp.	365	25,386
Banks-Super Regional — 0.9%
Capital One Financial Corp.	2,944	227,159
Comerica, Inc.	2,755	142,709
Fifth Third Bancorp	1,413	32,428
PNC Financial Services Group, Inc.	1,050	91,350
SunTrust Banks, Inc.	2,139	85,111
US Bancorp	4,643	198,999
Wells Fargo & Co.	3,959	196,921
		974,677
Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	4,444	171,805
Monster Beverage Corp.†	1,811	125,774
PepsiCo, Inc.	5,254	438,709
		736,288
Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	2,906	260,639
Security Description	Shares	Value (Note 2)
Cable/Satellite TV — 0.4%
Comcast Corp., Class A	6,417	$320,978
Time Warner Cable, Inc.	823	112,899
		433,877
Casino Hotels — 0.3%
MGM Resorts International†	9,529	246,420
Wynn Resorts, Ltd.	431	95,747
		342,167
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	6,328	209,014
Chemicals-Diversified — 0.6%
Celanese Corp., Series A	909	50,459
Dow Chemical Co.	949	46,112
E.I. du Pont de Nemours & Co.	390	26,169
LyondellBasell Industries NV, Class A	3,786	336,727
PPG Industries, Inc.	923	178,563
		638,030
Commercial Services-Finance — 0.3%
MasterCard, Inc., Class A	3,498	261,300
Vantiv, Inc., Class A†	3,222	97,369
		358,669
Computer Aided Design — 0.1%
ANSYS, Inc.†	1,587	122,231
Computer Services — 0.1%
International Business Machines Corp.	589	113,377
Computers — 1.3%
Apple, Inc.	2,457	1,318,770
Hewlett-Packard Co.	1,496	48,411
		1,367,181
Computers-Integrated Systems — 0.4%
NCR Corp.†	5,432	198,540
Teradata Corp.†	3,858	189,775
		388,315
Computers-Memory Devices — 0.2%
EMC Corp.	5,930	162,541
NetApp, Inc.	1,304	48,118
		210,659
Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	2,032	224,028
Containers-Metal/Glass — 0.3%
Crown Holdings, Inc.†	6,128	274,167
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	956	100,925
Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	8,233	534,074
Procter & Gamble Co.	838	67,543
		601,617
Distribution/Wholesale — 0.0%
WW Grainger, Inc.	166	41,942

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Banking Institutions — 1.0%
Bank of America Corp.	5,317	$91,452
Citigroup, Inc.	4,337	206,441
Goldman Sachs Group, Inc.	1,507	246,922
JPMorgan Chase & Co.	7,294	442,819
Morgan Stanley	4,040	125,927
		1,113,561
Diversified Manufacturing Operations — 0.7%
Colfax Corp.†	2,184	155,785
Danaher Corp.	2,437	182,775
Dover Corp.	1,957	159,985
Eaton Corp. PLC	1,701	127,779
General Electric Co.	5,905	152,880
		779,204
E-Commerce/Products — 0.6%
Amazon.com, Inc.†	847	285,033
eBay, Inc.†	6,418	354,530
		639,563
E-Commerce/Services — 0.2%
Priceline Group, Inc.†	185	220,500
Electric Products-Misc. — 0.2%
Emerson Electric Co.	2,610	174,348
Electric-Integrated — 0.1%
NextEra Energy, Inc.	457	43,698
PG&E Corp.	904	39,053
		82,751
Electric-Transmission — 0.1%
Brookfield Infrastructure Partners LP	2,296	90,577
Electronic Components-Misc. — 0.3%
TE Connectivity, Ltd.	5,301	319,173
Electronic Components-Semiconductors — 0.4%
Freescale Semiconductor, Ltd.†	2,074	50,626
Intel Corp.	3,652	94,258
Texas Instruments, Inc.	2,610	123,062
Xilinx, Inc.	2,256	122,433
		390,379
Electronic Connectors — 0.2%
Amphenol Corp., Class A	2,384	218,494
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	9,911	154,017
Electronic Measurement Instruments — 0.1%
National Instruments Corp.	3,709	106,411
Electronic Security Devices — 0.1%
Tyco International, Ltd.	3,740	158,576
Engineering/R&D Services — 0.1%
Fluor Corp.	1,146	89,079
Enterprise Software/Service — 0.5%
Informatica Corp.†	3,164	119,536
Oracle Corp.	10,650	435,691
		555,227
Security Description	Shares	Value (Note 2)
Finance-Credit Card — 0.3%
American Express Co.	1,341	$120,730
Visa, Inc., Class A	1,173	253,204
		373,934
Finance-Investment Banker/Broker — 0.3%
E*TRADE Financial Corp.†	3,761	86,578
LPL Financial Holdings, Inc.	1,903	99,984
TD Ameritrade Holding Corp.	2,942	99,881
		286,443
Finance-Other Services — 0.1%
IntercontinentalExchange Group, Inc.	499	98,717
Food-Confectionery — 0.2%
Hershey Co.	1,778	185,623
Food-Misc./Diversified — 0.1%
Mondelez International, Inc., Class A	4,449	153,713
Food-Retail — 0.3%
Kroger Co.	3,520	153,648
Whole Foods Market, Inc.	4,218	213,895
		367,543
Hotels/Motels — 0.3%
Hyatt Hotels Corp., Class A†	961	51,711
Marriott International, Inc., Class A	2,078	116,410
Starwood Hotels & Resorts Worldwide, Inc.	1,742	138,663
		306,784
Human Resources — 0.1%
Monster Worldwide, Inc.†	13,678	102,311
Instruments-Controls — 0.4%
Honeywell International, Inc.	1,641	152,219
Sensata Technologies Holding NV†	6,154	262,407
		414,626
Insurance Brokers — 0.1%
Aon PLC	1,045	88,073
Insurance-Life/Health — 0.3%
Lincoln National Corp.	3,177	160,978
Prudential Financial, Inc.	1,835	155,333
		316,311
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc.	5,949	209,821
Insurance-Property/Casualty — 0.1%
Chubb Corp.	630	56,259
Internet Content-Entertainment — 0.2%
Facebook, Inc., Class A†	1,559	93,914
Pandora Media, Inc.†	4,659	141,261
Twitter, Inc.†	507	23,662
		258,837

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services — 0.2%
Invesco, Ltd.	2,305	$85,285
T. Rowe Price Group, Inc.	1,121	92,314
		177,599
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	715	71,050
Terex Corp.	2,157	95,555
		166,605
Machinery-General Industrial — 0.1%
Roper Industries, Inc.	1,105	147,529
Medical Information Systems — 0.1%
athenahealth, Inc.†	598	95,824
Medical Products — 0.1%
Covidien PLC	1,382	101,798
Medical-Biomedical/Gene — 1.5%
Biogen Idec, Inc.†	627	191,780
Celgene Corp.†	2,390	333,644
Gilead Sciences, Inc.†	7,284	516,144
Isis Pharmaceuticals, Inc.†	1,742	75,272
Medivation, Inc.†	3,762	242,160
NPS Pharmaceuticals, Inc.†	4,475	133,937
Vertex Pharmaceuticals, Inc.†	1,040	73,549
		1,566,486
Medical-Drugs — 1.3%
Abbott Laboratories	4,357	167,788
Bristol-Myers Squibb Co.	4,246	220,580
Eli Lilly & Co.	2,263	133,200
Endo International PLC†	2,189	150,275
Jazz Pharmaceuticals PLC†	1,250	173,350
Johnson & Johnson	1,957	192,236
Merck & Co., Inc.	581	32,983
Pfizer, Inc.	7,189	230,911
Zoetis, Inc.	4,911	142,124
		1,443,447
Medical-HMO — 0.3%
Aetna, Inc.	2,065	154,813
UnitedHealth Group, Inc.	1,668	136,759
		291,572
Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	3,738	196,245
Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp.	823	145,317
Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	1,053	266,156
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	2,606	86,180
Multimedia — 0.7%
Twenty-First Century Fox, Inc., Class A	10,910	348,793
Walt Disney Co.	5,307	424,931
		773,724
Security Description	Shares	Value (Note 2)
Networking Products — 0.2%
Cisco Systems, Inc.	8,510	$190,709
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	960	103,258
Oil Companies-Exploration & Production — 1.0%
Anadarko Petroleum Corp.	2,701	228,937
Cabot Oil & Gas Corp.	195	6,606
EOG Resources, Inc.	1,945	381,551
EQT Corp.	510	49,455
Noble Energy, Inc.	1,925	136,752
Occidental Petroleum Corp.	778	74,136
Pioneer Natural Resources Co.	671	125,571
Range Resources Corp.	452	37,502
		1,040,510
Oil Companies-Integrated — 0.5%
Chevron Corp.	1,171	139,244
Exxon Mobil Corp.	2,076	202,784
Hess Corp.	1,787	148,106
Phillips 66	1,312	101,103
		591,237
Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	998	77,714
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	656	57,098
Valero Energy Corp.	3,585	190,364
		247,462
Oil-Field Services — 0.4%
Core Laboratories NV	504	100,014
Halliburton Co.	2,128	125,318
Schlumberger, Ltd.	1,868	182,130
		407,462
Pharmacy Services — 0.7%
Express Scripts Holding Co.†	7,938	596,064
Omnicare, Inc.	2,201	131,334
		727,398
Real Estate Investment Trusts — 0.5%
American Tower Corp.	3,177	260,101
Host Hotels & Resorts, Inc.	3,417	69,160
Lexington Realty Trust	3,355	36,603
Simon Property Group, Inc.	475	77,900
Ventas, Inc.	845	51,182
		494,946
Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	788	93,378
Retail-Apparel/Shoe — 0.1%
PVH Corp.	953	118,906
Retail-Auto Parts — 0.2%
AutoZone, Inc.†	473	254,048
Retail-Building Products — 0.3%
Lowe's Cos., Inc.	5,530	270,417

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	2,026	$175,290
Retail-Discount — 0.1%
Wal-Mart Stores, Inc.	1,178	90,035
Retail-Drug Store — 0.2%
CVS Caremark Corp.	2,326	174,124
Retail-Gardening Products — 0.1%
Tractor Supply Co.	2,256	159,341
Retail-Jewelry — 0.1%
Tiffany & Co.	1,159	99,848
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	1,632	108,756
Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	3,202	194,201
Retail-Perfume & Cosmetics — 0.0%
Ulta Salon Cosmetics & Fragrance, Inc.†	551	53,711
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	1,764	121,522
Retail-Regional Department Stores — 0.2%
Kohl's Corp.	1,731	98,321
Macy's, Inc.	2,873	170,340
		268,661
Retail-Restaurants — 0.3%
Dunkin' Brands Group, Inc.	1,188	59,614
Starbucks Corp.	3,440	252,427
		312,041
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.	2,348	128,224
Semiconductor Components-Integrated Circuits — 0.5%
Atmel Corp.†	17,011	142,212
QUALCOMM, Inc.	5,255	414,409
		556,621
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	1,169	80,825
Software Tools — 0.0%
VMware, Inc., Class A†	497	53,686
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	905	63,947
United States Steel Corp.	1,839	50,775
		114,722
Telecom Services — 0.2%
Amdocs, Ltd.	4,345	201,869
Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.†	7,375	182,015
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	1,994	94,855
Security Description	Shares	Value (Note 2)
Television — 0.2%
CBS Corp., Class B	2,995	$185,091
ION Media Networks, Inc.†(1)(2)(3)	10	2,780
		187,871
Therapeutics — 0.1%
Pharmacyclics, Inc.†	918	92,002
Tobacco — 0.3%
Altria Group, Inc.	3,627	135,759
Philip Morris International, Inc.	1,706	139,670
		275,429
Toys — 0.1%
Mattel, Inc.	4,050	162,445
Transactional Software — 0.1%
Solera Holdings, Inc.	2,012	127,440
Transport-Rail — 0.6%
Kansas City Southern	848	86,547
Union Pacific Corp.	2,749	515,877
		602,424
Transport-Services — 0.2%
FedEx Corp.	1,789	237,150
Web Portals/ISP — 1.3%
Google, Inc., Class A†	1,034	1,152,403
Yahoo!, Inc.†	5,535	198,707
		1,351,110
Wireless Equipment — 0.2%
Motorola Solutions, Inc.	2,864	184,127
Total Common Stocks (cost $27,553,639)		34,353,561
PREFERRED SECURITIES — 0.1%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series G 6.30%	775	19,298
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	700	14,245
Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	900	9,900
Telecom Services — 0.1%
Qwest Corp. 6.13%	1,350	29,740
Telephone-Integrated — 0.0%
Verizon Communications, Inc. 5.90%	775	19,344
Total Preferred Securities (cost $103,892)		92,527

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(4)	$27,000	$25,177
Banks-Super Regional — 0.0%
Wells Fargo Capital X 5.95% due 12/01/2086	14,000	14,000
Diversified Banking Institutions — 0.2%
BAC Capital Trust XIII FRS Series F 4.00% due 04/15/2014(4)	82,000	63,140
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(4)	77,000	72,188
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(4)	33,000	32,482
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(4)	20,000	22,600
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077	10,000	7,600
		198,010
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2)	16,000	2
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	22,000	20,790
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	19,000	19,380
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	35,000	41,081
ING US, Inc. FRS 5.65% due 05/15/2053	15,000	14,910
MetLife, Inc. 6.40% due 12/15/2066	32,000	33,760
Nationwide Mutual Insurance Co. 9.38% due 08/15/2039*	100,000	147,064
		236,815
Insurance-Property/Casualty — 0.2%
ACE Capital Trust II 9.70% due 04/01/2030	150,000	216,750
Security Description	Principal Amount(12)	Value (Note 2)
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	$51,000	$54,697
Total Preferred Securities/Capital Securities (cost $678,794)		785,621
ASSET BACKED SECURITIES — 10.4%
Diversified Financial Services — 10.4%
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	94,935	96,096
AmeriCredit Automobile Receivables Trust Series 2010-A, Class A3 3.51% due 07/06/2017	95,509	96,355
AmeriCredit Automobile Receivables Trust Series 2010-2, Class C 4.52% due 10/08/2015	15,190	15,246
AmeriCredit Automobile Receivables Trust Series 2010-1, Class C 5.19% due 08/17/2015	25,883	26,004
Apidos CDO FRS Series 2014-17A, Class A1A 1.73% due 04/17/2026*(1)(5)	250,000	249,750
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.87% due 12/05/2032*(6)	100,000	104,069
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64% due 05/20/2016*	175,000	181,385
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.92% due 05/10/2045(6)	90,000	97,405
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.95% due 02/10/2051(6)	119,367	132,731
Banc of America Re-Remic Trust Series 2011-FSHN, Class A 4.42% due 07/11/2033*(6)	105,000	112,779
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	210,000	200,784
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.49% due 02/25/2036(7)	240,355	210,155

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	$80,000	$89,478
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.90% due 06/11/2040(6)	50,000	55,932
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	21,458	21,362
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	23,000	23,140
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.36% due 07/15/2025*(5)	250,000	246,568
Cent CLO LP FRS Series 2013-20A, Class A 1.72% due 01/25/2026*(5)	250,000	249,753
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.66% due 04/18/2025*(5)	250,000	249,999
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	100,000	99,493
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(6)	59,000	60,288
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(6)	78,000	80,451
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	120,000	123,455
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	85,000	88,565
Citigroup Commercial Mtg. Trust VRS Series 2013-GC15, Class A4 4.37% due 09/10/2046(6)	85,000	90,343
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.34% due 12/10/2049(6)	40,000	45,010
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.53% due 03/25/2036(7)	146,659	127,766
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	$90,000	$98,497
Citigroup/Deutsche Bank Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	155,820	174,720
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	152,675	154,217
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.21% due 12/10/2049(6)	105,000	116,319
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A2 2.82% due 03/10/2047(6)	52,000	53,003
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.94% due 01/10/2046(6)	65,000	62,344
Commercial Mtg. Pass Through Certs. Series 2014-CR16, Class A2 3.04% due 04/10/2047(1)(6)	36,000	37,080
Commercial Mtg. Pass Through Certs. VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(6)	100,000	100,539
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	115,000	117,984
Commercial Mtg. Pass Through Certs. Series 2013-CR12, Class A4 4.05% due 10/10/2046(6)	115,000	118,789
Commercial Mtg. Pass Through Certs. VRS Series 2013-CR9, Class A4 4.38% due 07/10/2045(6)	25,110	26,569
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.94% due 06/10/2046(6)	52,579	57,080
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% due 01/25/2037(7)	135,374	111,000
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(7)	25,000	25,505

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(7)	$3,162	$3,180
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(7)	124,111	115,446
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(7)	5,951	5,474
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	51,085	55,375
DB-UBS Mtg. Trust, Series 2011-LC1A, Class A3 5.00% due 11/10/2046*(6)	100,000	111,606
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	6,790	7,263
Dryden Senior Loan Fund FRS Series 2014-31A, Class A 1.62% due 04/18/2026*(5)	250,000	248,849
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.25% due 05/25/2035(7)	230,943	218,058
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	120,000	120,520
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	12,000	11,971
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	25,000	24,899
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	125,000	136,942
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(6)	31,000	30,966
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	125,000	118,980
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	30,445	34,303
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(6)	259,764	260,313
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	100,720
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(6)	$70,000	$72,468
GS Mtg. Securities Trust Series 2013-GC12, Class A4 3.14% due 06/10/2046(6)	50,000	48,459
GS Mtg. Securities Trust Series 2014-GC20, Class A-5 4.00% due 04/10/2047(1)(6)	55,000	56,650
GS Mtg. Securities Trust Series 2013-GC14, Class A5 4.24% due 08/10/2046(6)	60,000	63,208
GS Mtg. Securities Trust Series 2010-C1, Class A2 4.59% due 08/10/2043*(6)	115,000	125,887
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(6)	120,000	128,159
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.53% due 04/25/2036(7)	18,034	15,245
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.62% due 01/25/2036(7)	100,951	92,474
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.62% due 03/25/2047(7)	57,184	49,564
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.67% due 04/25/2035(7)	81,384	78,513
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	175,000	175,411
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	15,000	15,064
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% due 05/25/2035(7)	134,712	119,534
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(6)	65,000	62,109
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	120,000	120,795
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	105,000	109,128
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	53,553	59,012
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	109,167	117,004

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.14% due 04/15/2041(6)	$145,000	$165,833
Limerock CLO FRS Series 2014-2A, Class A 1.73% due 04/18/2026*(5)	250,000	250,000
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.48% due 02/25/2035(7)	49,323	49,029
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.55% due 12/25/2034(7)	80,975	81,889
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.86% due 05/12/2039(6)	110,000	118,610
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	133,576	144,513
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(6)	156,883	170,007
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	75,000	83,417
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	70,000	77,376
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.46% due 01/11/2043(6)	35,000	40,290
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(7)	88,382	80,392
MortgageIT Trust FRS Series 2005-4, Class A1 0.43% due 10/25/2035(7)	330,988	300,699
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% due 02/25/2037	50,351	28,295
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.74% due 04/17/2026*(1)(5)	250,000	249,750
Santander Drive Auto Receivables Trust Series 2011-1, Class C 3.11% due 05/16/2016	135,000	136,843
Santander Drive Auto Receivables Trust Series 2010-2, Class C 3.89% due 07/17/2017	56,767	57,447
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services (continued)
Securitized Asset Backed eceivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% due 05/25/2037	$135,971	$88,697
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.38% due 02/20/2047(7)	163,395	137,651
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	301	301
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*(1)	100,000	99,984
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(6)	21,181	21,411
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	60,000	58,385
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(6)	145,000	145,686
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	25,000	25,248
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(6)	65,394	69,155
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.96% due 06/15/2045(6)	19,000	20,826
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/2035(7)	178,526	182,525
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(7)	257,689	260,935
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(7)	100,628	93,527
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.11% due 02/15/2044*(6)(8)	954,225	35,082
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(6)	28,731	28,939
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	80,111	82,829

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	$45,000	$47,016
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(6)	135,000	148,554
Total Asset Backed Securities (cost $11,024,593)		11,122,698
U.S. CORPORATE BONDS & NOTES — 19.3%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	21,000	20,420
Interpublic Group of Cos., Inc. 4.20% due 04/15/2024	29,000	29,071
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	150,000	154,688
		204,179
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	7,000	6,974
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 0.95% due 05/15/2018	28,000	27,069
Aerospace/Defense-Equipment — 0.0%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	6,000	6,165
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	6,000	6,300
		12,465
Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	115,000	118,243
Mosaic Co. Senior Notes 5.45% due 11/15/2033	19,000	20,542
		138,785
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	172,000	183,748
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	11,350	11,733
Security Description	Principal Amount(12)	Value (Note 2)
Airlines (continued)
Continental Airlines, Inc. Pass Though Trust Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	$85,000	$85,850
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	10,000	10,325
		107,908
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	9,000	9,787
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	5,000	5,138
		14,925
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	45,000	49,162
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021*	65,000	66,869
		116,031
Auction House/Art Dealers — 0.1%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	70,000	68,425
Auto-Cars/Light Trucks — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021	20,000	22,625
General Motors Co. Senior Notes 6.25% due 10/02/2043*	25,000	27,062
		49,687
Auto/Truck Parts & Equipment-Original — 0.1%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	7,000	7,560
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	60,000	65,850
		73,410
Banks-Commercial — 0.3%
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	110,000	118,525
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	53,000	60,701

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	$20,000	$20,760
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	38,000	40,568
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	24,000	23,955
		264,509
Banks-Super Regional — 0.8%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	154,000	171,866
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	100,000	110,705
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	120,000	126,189
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	4,000	4,383
Wells Fargo & Co. Senior Notes 3.00% due 01/22/2021	68,000	68,047
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	45,000	43,676
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	205,000	207,387
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	95,000	100,072
		832,325
Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.63% due 02/01/2044	21,000	21,546
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	51,000	51,169
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	50,000	75,889
Molson Coors Brewing Co. Company Guar. Notes 3.50% due 05/01/2022	25,000	24,939
		173,543
Security Description	Principal Amount(12)	Value (Note 2)
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	$50,000	$54,250
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	15,000	16,162
		70,412
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	10,000	9,950
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	10,000	10,775
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	55,000	55,962
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,513
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	70,000	69,475
		130,950
Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021	14,000	14,105
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	60,000	58,809
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	30,000	30,451
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	115,000	104,954
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	50,000	56,979
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	100,000	98,954
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	21,000	21,059

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	$25,000	$26,879
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	66,000	73,920
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	15,000	18,949
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	25,000	27,303
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	40,000	43,342
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	9,000	10,453
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	50,000	58,611
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	14,000	17,491
		662,259
Capacitors — 0.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	5,000	5,238
Casino Hotels — 0.0%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	10,000	10,525
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	10,000	10,500
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	5,000	5,362
		26,387
Cellular Telecom — 0.2%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	80,000	85,400
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	45,000	47,250
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	9,000	9,810
Security Description	Principal Amount(12)	Value (Note 2)
Cellular Telecom (continued)
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	$20,000	$24,450
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	10,000	10,575
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	42,000	44,940
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	19,000	20,425
		242,850
Chemicals-Diversified — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	9,000	9,338
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	15,000	18,974
Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	10,000	10,587
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	9,000	9,439
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	5,000	5,013
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	105,000	108,412
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	9,000	9,608
		143,059
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	9,000	9,045
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	7,000	7,683
		16,728
Computers — 0.4%
Hewlett-Packard Co. Senior Notes 2.65% due 06/01/2016	35,000	36,186
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	110,000	110,727

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	$120,000	$126,945
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	91,000	99,652
		373,510
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	18,000	18,855
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	12,000	13,320
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/ Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	17,000	18,063
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	57,000	60,847
Diagnostic Equipment — 0.0%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	14,000	15,566
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*	5,000	4,738
Diversified Banking Institutions — 3.7%
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	95,000	94,888
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	22,000	22,100
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	100,000	111,074
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	50,000	56,522
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	50,000	57,690
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	175,000	198,532
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 1.70% due 07/25/2016	$50,000	$50,568
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	100,000	100,543
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	35,000	34,752
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	23,000	23,089
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	10,000	10,194
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	55,000	58,586
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	96,000	102,103
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	120,000	131,283
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	105,000	122,955
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	135,000	172,001
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	125,830
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	95,000	94,579
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	25,000	27,675
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	49,000	54,671
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	135,000	146,803
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	32,000	37,064
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	75,000	83,260
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	126,000	144,335
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	90,000	88,658

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	$75,000	$70,996
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	50,000	53,464
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	35,000	37,516
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/2020	63,000	67,910
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	145,000	148,048
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	150,000	161,288
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	35,000	41,149
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	382,000	427,220
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	115,000	135,621
Morgan Stanley Senior Notes 2.13% due 04/25/2018	150,000	149,671
Morgan Stanley Senior Notes 2.50% due 01/24/2019	25,000	24,930
Morgan Stanley Senior Notes 4.75% due 03/22/2017	69,000	75,302
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	137,000	143,957
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	112,848
Morgan Stanley Senior Notes 5.50% due 07/28/2021	23,000	25,987
Morgan Stanley Notes 6.63% due 04/01/2018	100,000	116,576
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	9,000	10,633
		3,952,871
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Financial Services — 0.7%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	$25,000	$24,464
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	36,000	39,637
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	230,000	252,594
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	40,000	46,087
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	85,000	97,145
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	144,000	169,762
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	82,000	105,430
		735,119
Diversified Manufacturing Operations — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	8,000	8,560
Textron, Inc. Senior Notes 4.63% due 09/21/2016	41,000	44,060
		52,620
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	13,000	13,650
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	8,000	7,640
AES Corp. Senior Notes 5.50% due 03/15/2024	30,000	29,775
AES Corp. Senior Notes 8.00% due 10/15/2017	7,000	8,286
AES Corp. Senior Notes 8.00% due 06/01/2020	50,000	59,000
		104,701
Electric-Integrated — 0.6%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	16,000	16,315
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	48,000	52,769

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
DPL, Inc. Senior Notes 7.25% due 10/15/2021	$45,000	$46,463
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	35,000	34,053
Edison International Senior Notes 3.75% due 09/15/2017	85,000	90,494
Entergy Corp. Senior Notes 3.63% due 09/15/2015	99,000	102,469
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	26,000	29,865
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	10,000	10,441
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022(9)	9,000	9,982
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	10,000	10,975
Monongahela Power Co. 1st Mtg. Notes 5.40% due 12/15/2043*	15,000	16,450
Nisource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	27,000	27,577
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	40,000	39,919
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	31,000	31,405
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	60,000	77,174
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	22,000	25,347
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	45,000	57,148
		678,846
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	13,000	13,471
Intel Corp. Senior Notes 1.35% due 12/15/2017	31,000	30,790
		44,261
Security Description	Principal Amount(12)	Value (Note 2)
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	$23,000	$24,634
Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	8,000	8,420
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	132,000	141,240
Finance-Auto Loans — 0.3%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	15,000	15,087
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	22,000	21,935
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/2020	100,000	126,099
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	140,000	149,625
		312,746
Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	17,000	19,838
SLM Corp. Notes 5.50% due 01/15/2019	10,000	10,575
SLM Corp. Senior Notes 6.13% due 03/25/2024	22,000	21,972
SLM Corp. Senior Notes 7.25% due 01/25/2022	10,000	11,025
SLM Corp. Senior Notes 8.45% due 06/15/2018	100,000	117,750
		181,160
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	50,000	59,520
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	19,000	4,512
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	21,000	2
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	26,000	3
		64,037

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	$125,000	$131,562
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	15,000	15,900
		147,462
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	12,000	12,065
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	7,000	7,446
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	10,000	10,625
Food-Misc./Diversified — 0.0%
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	21,000	26,414
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.85% due 08/01/2023	25,000	24,893
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	40,000	39,000
Service Corp. International Senior Notes 7.00% due 06/15/2017	25,000	28,012
		67,012
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	98,561
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 4.88% due 03/15/2042	30,000	24,291
Newmont Mining Corp. Company Guar. Notes 5.13% due 10/01/2019	13,000	13,826
		38,117
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	60,000	61,800
Security Description	Principal Amount(12)	Value (Note 2)
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	$3,000	$3,045
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	14,000	14,700
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	70,000	76,475
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	40,069	43,775
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	8,000	8,800
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,113
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	7,000	7,210
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	10,000	10,975
		170,093
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	45,000	45,585
Insurance-Life/Health — 0.1%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	12,000	13,689
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	8,000	8,023
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	21,000	21,021
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	50,000	52,459
		95,192
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	57,000	64,748
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	55,000	58,578
		123,326

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	$95,000	$144,475
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	37,000	37,475
		181,950
Investment Management/Advisor Services — 0.0%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	6,000	6,420
Machinery-Farming — 0.1%
Case New Holland Industrial, Inc. Company Guar. Notes 7.88% due 12/01/2017	45,000	52,762
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	60,000	65,475
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017	28,000	28,560
		146,797
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	8,000	8,380
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	23,000	29,345
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	9,000	9,630
		38,975
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	40,000	41,209
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	25,000	31,841
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	70,000	70,029
		143,079
Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	95,000	95,811
Security Description	Principal Amount(12)	Value (Note 2)
Medical-Drugs (continued)
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	$7,000	$7,175
Endo Health Solutions, Inc. Company Guar. Notes 7.00% due 07/15/2019	14,000	15,085
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	32,000	33,568
		151,639
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	41,000	45,960
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 2.20% due 03/15/2019	55,000	54,536
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	60,000	59,117
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	50,000	49,626
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	30,000	30,083
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	75,000	77,859
		271,221
Medical-Hospitals — 0.3%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	10,000	10,625
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	25,000	25,625
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	50,000	50,187
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	10,000	10,775
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	10,000	11,200
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	70,000	75,687
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	9,000	9,608

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	$10,000	$9,988
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020*	115,000	123,050
		326,745
Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp. Senior Notes 2.28% due 03/15/2019	35,000	34,712
McKesson Corp. Senior Notes 3.80% due 03/15/2024	25,000	25,023
McKesson Corp. Senior Notes 4.88% due 03/15/2044	22,000	22,299
		82,034
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	75,000	99,924
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	135,000	162,489
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	120,000	139,861
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	20,000	24,980
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	115,000	150,363
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	16,000	22,049
Viacom, Inc. Senior Notes 2.20% due 04/01/2019	55,000	54,532
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	83,000	73,761
Viacom, Inc. Senior Notes 4.50% due 02/27/2042	25,000	22,793
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	9,000	9,196
		759,948
Security Description	Principal Amount(12)	Value (Note 2)
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	$10,000	$10,425
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	28,000	27,875
Non-Hazardous Waste Disposal — 0.0%
Covanta Holding Corp. Senior Notes 5.88% due 03/01/2024	7,000	7,111
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	20,000	19,859
Xerox Corp. Senior Notes 4.50% due 05/15/2021	42,000	44,260
		64,119
Oil & Gas Drilling — 0.1%
Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	15,000	15,150
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	56,000	57,933
		73,083
Oil Companies-Exploration & Production — 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	10,000	10,750
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	15,000	17,368
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	75,000	88,709
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	11,000	11,550
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	8,000	8,660
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	24,000	24,856
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	29,000	30,450
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	9,000	10,103

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	$10,000	$10,825
EV Energy Partners LP/ EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	10,000	10,350
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	9,000	9,698
Linn Energy LLC/ Linn Energy Finance Corp. Company Guar. Notes 7.25% due 11/01/2019*	15,000	15,637
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	9,000	9,495
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	4,000	4,180
Newfield Exploration Co. Senior Sub. Notes 6.88% due 02/01/2020	60,000	63,900
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	23,000	24,006
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	11,000	11,687
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	4,250
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	5,000	5,563
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	18,000	19,710
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	30,000	33,150
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	10,000	11,050
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	6,000	6,135
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	10,000	10,600
Stone Energy Corp. Company Guar. Notes 7.50% due 11/15/2022	5,000	5,413
Security Description	Principal Amount(12)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	$10,000	$10,000
		468,095
Oil Companies-Integrated — 0.1%
Hess Corp. Senior Notes 5.60% due 02/15/2041	30,000	32,945
Hess Corp. Senior Notes 7.88% due 10/01/2029	10,000	13,133
		46,078
Oil Refining & Marketing — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	10,000	10,325
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	9,950
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	15,000	18,052
		38,327
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	11,000	10,588
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	48,000	53,324
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	33,000	32,767
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	41,000	45,971
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	9,000	9,270
		151,920
Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	200,000	202,548
Pipelines — 1.1%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	15,000	15,113
Atlas Pipeline Partners LP/ Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	5,000	4,938

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	$9,000	$8,020
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	5,000	5,294
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	85,000	97,290
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	116,000	132,675
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	125,000	119,560
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	150,000	161,416
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	44,000	49,695
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	130,000	130,680
Genesis Energy LP/ Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	10,000	10,763
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	125,000	127,827
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*	81,000	87,682
Kinder Morgan, Inc. Senior Sec. Notes 5.00% due 02/15/2021*	6,000	6,008
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	15,000	14,438
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	150,000	149,708
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	5,000	5,225
Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Williams Partners LP Senior Notes 4.30% due 03/04/2024	$75,000	$75,333
Williams Partners LP Senior Notes 5.40% due 03/04/2044	18,000	18,470
		1,220,135
Printing-Commercial — 0.1%
Deluxe Corp. Company Guar. Notes 7.00% due 03/15/2019	60,000	64,500
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	75,000	78,468
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	5,000	5,819
		84,287
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	18,000	18,315
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	10,000	10,263
Real Estate Investment Trusts — 1.3%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	145,000	162,346
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	15,000	16,209
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	100,000	107,082
Duke Realty LP Senior Notes 6.75% due 03/15/2020	55,000	64,167
HCP, Inc. Senior Notes 3.75% due 02/01/2016	20,000	21,053
HCP, Inc. Senior Notes 5.38% due 02/01/2021	25,000	27,991
HCP, Inc. Senior Notes 6.00% due 01/30/2017	105,000	118,116
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	50,000	51,495

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	$175,000	$192,761
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	150,000	161,049
Liberty Property LP Senior Notes 3.38% due 06/15/2023	25,000	23,595
Liberty Property LP Senior Notes 4.13% due 06/15/2022	25,000	25,356
Mid-America Apartments LP Senior Notes 4.30% due 10/15/2023	65,000	65,575
Omega Healthcare Investors, Inc. Senior Notes 4.95% due 04/01/2024*	28,000	27,406
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	4,000	4,200
ProLogis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	98,930
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	41,000	41,615
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	50,000	48,669
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	86,000	92,688
		1,350,303
Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	25,000	25,000
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,925
		35,925
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/2016	20,000	21,350
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	140,000	140,140
		161,490
Security Description	Principal Amount(12)	Value (Note 2)
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	$25,000	$1
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	30,000	37,730
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	7,000	7,700
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	7,000	7,490
		52,920
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	44,000	45,071
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	75,000	70,370
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	45,000	46,908
		162,349
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	30,000	32,550
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	45,000	45,969
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	25,000	23,600
Retail-Drug Store — 0.2%
CVS Caremark Corp. Pass Through Trust Pass Through Certs. 6.94% due 01/10/2030	140,532	166,135
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	15,931	16,488
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	13,823	15,074
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	22,771	25,345
		223,042

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	$65,000	$71,175
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	10,000	9,663
Retail-Restaurants — 0.0%
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	15,000	16,519
PF Chang's China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	12,000	12,630
		29,149
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	25,000	26,940
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	81,000	92,794
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	29,000	33,196
		152,930
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	17,000	16,438
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	11,000	9,996
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	14,000	13,209
		39,643
Security Services — 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022	24,000	21,096
ADT Corp. Senior Notes 6.25% due 10/15/2021*	173,000	177,758
		198,854
Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	2,000	1,990
Security Description	Principal Amount(12)	Value (Note 2)
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	$57,000	$62,914
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	15,000	15,075
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	5,000	5,113
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	10,000	10,050
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	115,000	115,387
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	20,000	21,850
		147,287
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	34,000	35,887
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	10,000	11,113
Telecom Services — 0.3%
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	100,000	97,742
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	220,000	227,394
		325,136
Telephone-Integrated — 0.9%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	10,000	10,225
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	12,000	13,140
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	13,000	15,113
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	9,000	10,665
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	10,000	11,000

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	$100,000	$106,453
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	41,000	44,528
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	105,000	114,903
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	102,000	121,099
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	320,000	389,419
Verizon Communications, Inc. Senior Notes 7.75% due 12/01/2030	120,000	158,692
		995,237
Television — 0.2%
CBS Corp. Company Guar. Notes 4.85% due 07/01/2042	9,000	8,670
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	95,000	121,798
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	15,000	16,275
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	9,000	9,360
		156,103
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	2,000	2,060
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	6,000	6,090
		8,150
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	38,000	49,879
Transport-Equipment & Leasing — 0.0%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	4,000	4,120
Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	40,000	39,748
Security Description	Principal Amount(12)	Value (Note 2)
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	$8,000	$8,840
Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	55,000	56,374
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,079
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	130,000	137,708
		199,161
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	75,000	76,687
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	25,000	25,500
		102,187
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	1,935	2,035
Total U.S. Corporate Bonds & Notes (cost $20,019,386)		20,778,465
FOREIGN CORPORATE BONDS & NOTES — 3.5%
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	9,000	9,697
Banks-Commercial — 1.5%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	35,000	35,046
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	25,000	24,911
Bank of Tokyo-Mitsubishi UFJ, Ltd Senior Notes 2.30% due 03/10/2019*	200,000	199,336
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	305,000	341,828
BPCE SA Bank Guar. Notes 2.50% due 12/10/2018	265,000	266,263

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	$142,000	$158,111
HSBC Bank PLC Senior Notes 3.50% due 06/28/2015*	115,000	119,216
HSBC Bank PLC Senior Notes 4.13% due 08/12/2020*	200,000	211,961
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	200,000	200,186
		1,556,858
Banks-Money Center — 0.2%
Mizuho Financial Group Cayman 3, Ltd. Company Guar. Notes 4.60% due 03/27/2024*	200,000	200,883
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	5,000	5,350
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	8,000	8,200
Diversified Banking Institutions — 0.3%
BNP Paribas SA Company Guar. Notes 5.00% due 01/15/2021	25,000	27,748
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	122,874
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	88,000	89,866
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	50,000	51,198
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	26,000	26,988
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	40,000	41,891
		360,565
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	9,000	9,090
Security Description	Principal Amount(12)	Value (Note 2)
Diversified Manufacturing Operations (continued)
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	$36,000	$35,893
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043*	32,000	35,367
		80,350
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	13,000	14,007
Electric-Integrated — 0.0%
Electricite de France Senior Notes 6.00% due 01/22/2114*	15,000	15,741
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	6,000	6,480
Gold Mining — 0.1%
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	40,000	40,073
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	15,000	15,150
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	5,000	5,250
Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	28,000	26,192
Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	15,000	16,859
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	12,000	13,853
		30,712
Oil Companies-Exploration & Production — 0.3%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	25,000	31,831
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000	177,500

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	$35,000	$37,800
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	5,000	5,263
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	12,000	12,690
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	35,000	45,508
		310,592
Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	63,000	63,982
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	36,000	37,150
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	31,000	31,277
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	175,000	183,808
Husky Energy, Inc. Senior Notes 4.00% due 04/15/2024	21,000	21,357
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	22,000	22,584
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	90,000	91,019
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	94,000	90,710
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	22,000	23,732
		565,619
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	7,000	7,088
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	7,000	7,368
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	7,000	7,473
Security Description	Principal Amount(12)	Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	$200,000	$193,887
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	4,000	4,390
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	85,000	122,669
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	56,000	64,190
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	25,000	26,750
		213,609
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	40,421
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	40,000	36,839
		77,260
Total Foreign Corporate Bonds & Notes (cost $3,748,056)		3,762,794
MUNICIPAL BONDS & NOTES — 0.7%
U.S. Municipal Bonds & Notes — 0.7%
City of Baltimore, MD Revenue Bonds 5.00% due 07/01/2042	20,000	21,701
City of Baltimore, MD Revenue Bonds 5.00% due 07/01/2043	20,000	21,650
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	50,000	70,119
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds Series I 5.00% due 05/01/2042	25,000	26,906
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	25,000	24,136
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	25,000	23,415

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
U.S. Municipal Bonds & Notes (continued)
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	$27,000	$27,690
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	118,382
State of California General Obligation Bonds 6.51% due 04/01/2039	25,000	27,473
State of California General Obligation Bonds 7.55% due 04/01/2039	70,000	97,264
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	65,000	71,902
University of California Revenue Bonds 4.60% due 05/15/2031	90,000	95,622
University of California Revenue Bonds 5.00% due 05/15/2038	115,000	124,898
Total Municipal Bonds & Notes (cost $670,658)		751,158
U.S. GOVERNMENT AGENCIES — 20.8%
Federal Home Loan Mtg. Corp. — 1.4%
2.50% due 01/01/2028	23,332	23,353
3.00% due 08/01/2027	99,249	101,947
3.00% due 10/01/2042	53,469	51,653
3.00% due 11/01/2042	24,027	23,197
3.00% due 08/01/2043	410,847	396,735
3.50% due 03/01/2042	18,453	18,560
3.50% due 08/01/2042	118,675	119,361
3.50% due 09/01/2043	87,157	87,699
4.00% due 03/01/2023	42,726	45,167
4.00% due 09/01/2040	9,279	9,629
4.00% due 10/01/2043	126,465	131,296
4.50% due 01/01/2039	7,608	8,104
5.00% due 12/01/2020	13,676	14,538
5.00% due 05/01/2021	168,921	179,617
5.00% due 07/01/2021	48,986	51,974
5.00% due 05/01/2034	70,887	78,026
5.50% due 05/01/2037	21,549	23,752
5.50% due 06/01/2037	10,787	11,901
6.00% due 09/01/2026	65,689	72,916
6.00% due 08/01/2036	23,626	26,274
6.50% due 05/01/2029	4,033	4,539
6.50% due 07/01/2035	4,857	5,438
6.50% due 03/01/2036	23,732	26,784
6.50% due 05/01/2036	179	201
Federal Home Loan Mtg. Corp. REMIC Series 3964, Class MD 2.00% due 01/15/2041(7)	18,569	17,923
Security Description	Principal Amount(12)	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 4000, Class PD 2.00% due 01/15/2042(7)	$23,095	$21,397
Series 1577, Class PK 6.50% due 09/15/2023(7)	15,179	16,811
Series 1226, Class Z 7.75% due 03/15/2022(7)	1,054	1,138
Federal Home Loan Mtg. Corp., Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 2.35% due 02/25/2024(7)	16,000	16,309
		1,586,239
Federal National Mtg. Assoc. — 16.4%
2.50% due 04/01/2028	92,054	92,076
2.50% due 02/01/2043	99,172	91,775
2.50% due 03/01/2043	197,772	183,020
3.00% due 10/01/2027	44,166	45,421
3.00% due 12/01/2027	27,863	28,672
3.00% due 01/01/2028	74,287	76,445
3.00% due 12/01/2042	22,614	21,855
3.00% due 05/01/2043	193,149	186,667
3.00% due April 15 TBA	3,500,000	3,415,265
3.50% due 10/01/2028	162,968	171,014
3.50% due 08/01/2043	563,429	567,240
3.50% due April 30 TBA	3,330,000	3,349,772
4.00% due 11/01/2025	15,771	16,765
4.00% due 08/01/2026	17,725	18,772
4.00% due 09/01/2040	10,286	10,694
4.00% due 12/01/2040	316,791	329,383
4.00% due 11/01/2041	16,855	17,522
4.00% due 01/01/2042	53,027	55,132
4.00% due 11/01/2043	68,429	71,128
4.00% due April 30 TBA	2,037,000	2,117,207
4.50% due 01/01/2039	17,353	18,499
4.50% due 09/01/2039	36,599	39,051
4.50% due 09/01/2040	89,170	95,157
4.50% due 05/01/2041	37,915	40,460
4.50% due 03/01/2042	578,162	617,524
4.50% due April 30 TBA	741,000	789,360
4.85% due 11/01/2015	708,163	739,095
4.96% due 01/01/2015	206,327	205,564
5.00% due 03/01/2018	30,414	32,346
5.00% due 06/01/2019	6,929	7,414
5.00% due 05/01/2035	893	972
5.00% due 07/01/2040	63,787	69,626
5.00% due April 30 TBA	1,600,000	1,744,375
5.50% due 10/01/2021	24,098	26,213
5.50% due 06/01/2022	8,402	8,955
5.50% due 12/01/2029	12,173	13,466
5.50% due 05/01/2034	38,689	42,983
5.50% due 09/01/2035	814,837	905,856
5.50% due 08/01/2037	65,160	71,978
5.50% due 06/01/2038	18,584	20,531
6.00% due 06/01/2017	8,266	8,713
6.00% due 06/01/2026	37,158	41,478
6.00% due 04/01/2027	200,223	223,615

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.00% due 12/01/2033	$51,308	$57,686
6.00% due 05/01/2034	30,198	33,965
6.00% due April 30 TBA	500,000	557,246
6.50% due 09/01/2032	60,169	67,553
6.50% due 06/01/2035	141,908	162,487
6.50% due 10/01/2037	10,259	11,509
7.00% due 06/01/2037	45,576	50,109
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.75% due 01/25/2024(7)	20,574	20,791
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 2.15% due 10/25/2023(7)	47,951	48,842
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA
2.00% due 08/25/2040(7)	14,693	14,514
		17,653,758
Government National Mtg. Assoc. — 3.0%
4.00% due 09/15/2040	1,070,702	1,126,333
4.00% due 11/15/2040	163,408	172,005
4.00% due 09/15/2041	79,549	83,550
4.50% due 02/15/2039	19,188	20,717
4.50% due 06/15/2041	1,050,842	1,135,894
4.50% due 08/15/2041	440,356	476,032
5.50% due 05/15/2036	18,991	21,201
6.00% due 09/15/2032	16,866	19,363
6.00% due 12/15/2033	73,855	85,058
7.00% due 07/15/2033	18,660	21,908
7.00% due 11/15/2033	19,093	22,538
8.00% due 11/15/2031	5,617	5,831
8.50% due 11/15/2017	603	647
9.00% due 11/15/2021	270	286
Government National Mtg. Assoc. REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(7)	297	337
Series 2005-74, Class HB 7.50% due 09/16/2035(7)	15,162	17,423
		3,209,123
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	25,000	24,944
Total U.S. Government Agencies (cost $22,274,338)		22,474,064
U.S. GOVERNMENT TREASURIES — 17.4%
United States Treasury Bonds — 1.4%
United States Treasury Bonds
2.75% due 11/15/2042	29,000	24,709
2.88% due 05/15/2043	8,000	6,983
3.13% due 11/15/2041	21,000	19,464
3.13% due 02/15/2042	14,000	12,959
3.13% due 02/15/2043	62,500	57,520
Security Description	Principal Amount(12)		Value (Note 2)
United States Treasury Bonds (continued)
3.75% due 11/15/2043		$23,000	$23,812
4.38% due 11/15/2039		560,300	646,796
5.25% due 11/15/2028		60,000	75,056
United States Treasury Bonds TIPS(10) 1.38% due 02/15/2044		602,136	614,461
			1,481,760
United States Treasury Notes — 16.0%
United States Treasury Notes 0.25% due 07/31/2015		1,610,000	1,611,446
0.38% due 04/15/2015		60,000	60,141
0.50% due 07/31/2017		10,000	9,809
0.63% due 08/15/2016		1,165,000	1,165,363
0.63% due 12/15/2016		190,000	189,273
0.88% due 09/15/2016		1,920,000	1,930,650
0.88% due 02/28/2017		160,000	160,012
1.00% due 08/31/2016		145,000	146,280
1.00% due 03/31/2017		140,000	140,350
1.00% due 05/31/2018		14,000	13,744
1.25% due 10/31/2015		64,000	64,990
1.38% due 06/30/2018		11,000	10,948
1.38% due 07/31/2018		163,000	162,032
1.50% due 08/31/2018		596,000	594,883
1.50% due 12/31/2018		455,000	451,588
1.75% due 05/15/2023		247,000	228,822
2.00% due 01/31/2016		1,780,000	1,833,122
2.00% due 04/30/2016		600,000	618,937
2.38% due 03/31/2016		780,000	810,225
2.38% due 05/31/2018		10,000	10,382
2.75% due 12/31/2017		32,000	33,743
2.75% due 11/15/2023		78,000	78,353
United States Treasury Notes FRS 0.08% due 01/31/2016		121,000	120,932
United States Treasury Notes TIPS 0.13% due 04/15/2018(10)		4,237,418	4,334,748
0.63% due 01/15/2024(10)		2,455,856	2,464,299
			17,245,072
Total U.S. Government Treasuries (cost $18,679,854)			18,726,832
FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		24,000	24,087
Regional Authority — 0.1%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		28,000	28,859
Sovereign — 1.8%
Brazil Notas do Tesouro Nacional Series F Senior Notes 10.00% due 01/01/2017	BRL	145,000	61,990

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(12)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Federative Republic of Brazil Senior Bonds 7.13% due 01/20/2037		$50,000	$59,938
Government of Canada Senior Notes 0.88% due 02/14/2017		23,000	22,988
Government of Japan Senior Notes 0.10% due 09/10/2023(11)	JPY	117,987,000	1,230,967
Republic of Colombia Bonds 7.00% due 05/04/2022	COP	116,200,000	61,175
Republic of Hungary Senior Notes 4.00% due 03/25/2019		34,000	33,762
Republic of Peru Bonds 8.20% due 08/12/2026	PEN	150,000	61,466
Russian Federation Bonds 8.15% due 02/03/2027	RUB	2,125,000	57,749
United Mexican States Senior Notes 3.50% due 01/21/2021		48,000	48,600
United Mexican States Senior Notes 4.75% due 03/08/2044		237,000	225,150
United Mexican States Bonds 8.00% due 12/07/2023	MXN	690,800	59,881
			1,923,666
Total Foreign Government Obligations (cost $1,924,925)			1,976,612
Total Long-Term Investment Securities (cost $106,678,135)			114,824,332
REPURCHASE AGREEMENTS — 4.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2014, to be repurchased 04/01/2014 in the amount of $227,000 collateralized by $255,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $232,655		227,000	227,000
Bank of America Securities LLC Joint Repurchase Agreement(11)		905,000	905,000
Barclays Capital PLC Joint Repurchase Agreement(11)		1,060,000	1,060,000
BNP Paribas SA Joint Repurchase Agreement(11)		700,000	700,000
Security Description	Principal Amount(12)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(11)	$700,000	$700,000
UBS Securities LLC Joint Repurchase Agreement(11)	905,000	905,000
Total Repurchase Agreements (cost $4,497,000)		$4,497,000
TOTAL INVESTMENTS (cost $111,175,135)(13)	111.0%	119,321,332
Liabilities in excess of other assets	(11.0)	(11,857,604)
NET ASSETS	100.0%	$107,463,728

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2014, the aggregate value of these securities was $8,813,355 representing 8.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At March 31, 2014, the aggregate value of these securities was $2,788 representing 0.0% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2014, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Common Stock	03/05/2014	10	$—	$2,780	$278	0.00%

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Loan Obligation

(6)  Commercial Mortgage Backed Security

(7)  Collateralized Mortgage Obligation

(8)  Interest Only

(9)  "Step-down" security where the rate decreases ("steps-down") at a predetermined rate. Rate shown reflects the decreased rate.

(10)  Principal amount of security is adjusted for inflation.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

(11)  See Note 2 for details of Joint Repurchase Agreements.

(12)  Denominated in United State dollars unless otherwise indicated.

(13)  See Note 4 for cost of investments on a tax basis.

BRL — Brazilian Real

COP — Colombian Peso

JPY — Japanese Yen

MXN — Mexican Peso

PEN — Peruvian Nuevo Sol

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2014	Unrealized Appreciation (Depreciation)
6	Long	U.S. Treasury 2YR Notes	June 2014	$1,319,250	$1,317,375	$(1,875)
27	Long	U.S. Treasury 5YR Notes	June 2014	3,208,359	3,211,734	3,375
62	Short	U.S. Treasury 10YR Notes	June 2014	7,708,279	7,657,000	51,279
8	Short	U.S. Long Bonds	June 2014	1,063,450	1,065,750	(2,300)
						$50,479

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	JPY	124,316,000	USD	1,203,738	06/18/2014	$—	$(1,188)
Standard Chartered Bank	BRL	70,000	USD	30,932	04/02/2014	82	—
	BRL	70,000	USD	30,416	06/03/2014	62	—
	USD	30,905	BRL	70,000	04/02/2014	—	(54)
						144	(54)
UBS AG	BRL	70,000	USD	29,646	04/02/2014	—	(1,205)
	RUB	2,123,000	USD	56,867	06/18/2014	—	(2,453)
	USD	30,932	BRL	70,000	04/02/2014	—	(82)
						—	(3,740)
Westpac Banking Corporation	PEN	172,000	USD	60,404	06/18/2014	—	(172)
Net Unrealized Appreciation (Depreciation)						$144	$(5,154)

BRL — Brazilian Real

JPY — Japanese Yen

PEN — Peruvian Nuevo Sol

RUB — Russian Ruble

USD — United States Dollar

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Television	$185,091	$—	$2,780	$187,871
Other Industries*	34,165,690	—	—	34,165,690
Preferred Securities	92,527	—	—	92,527
Preferred Securities/Capital Securities	—	785,621	—	785,621
Asset Backed Securities:
Diversified Financial Services	—	10,429,484	693,214	11,122,698
U.S. Corporate Bonds & Notes:
Recycling	—	—	1	1
Other Industries*	—	20,778,464	—	20,778,464
Foreign Corporate Bonds & Notes	—	3,762,794	—	3,762,794
Municipal Bond & Notes	—	751,158	—	751,158
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	17,653,758	—	17,653,758
Other Government Agencies*	—	4,820,306	—	4,820,306
U.S. Government Treasuries:
United States Treasury Bonds	—	1,481,760	—	1,481,760
United States Treasury Notes	—	17,245,072	—	17,245,072
Foreign Government Obligations	—	1,976,612	—	1,976,612
Repurchase Agreements	—	4,497,000	—	4,497,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	54,654	—	—	54,654
Open Forward Foreign Currency
Contracts-Appreciation	—	144	—	144
Total	$34,497,962	$84,182,173	$695,995	$119,376,130
Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$4,175	$—	$—	$4,175
Open Forward Foreign Currency
Contracts-Depreciation	—	5,154	—	5,154
Total	$4,175	$5,154	$—	$9,329

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
United States Treasury Notes	21.3%
Federal National Mtg. Assoc.	19.4
Diversified Financial Services	14.6
Diversified Banking Institutions	5.9
Government National Mtg. Assoc.	5.6
Repurchase Agreements	4.2
Sovereign	2.5
United States Treasury Bonds	2.3
Real Estate Investment Trusts	1.9
Banks-Commercial	1.8
Banks-Super Regional	1.5
Pipelines	1.4
Multimedia	1.4
Telephone-Integrated	1.4
Oil Companies-Exploration & Production	1.3
U.S. Municipal Bonds & Notes	1.1
Computers	1.0
Federal Home Loan Mtg. Corp.	1.0
Oil Companies-Integrated	0.9
Medical-Biomedical/Gene	0.9
Cable/Satellite TV	0.9
Medical-Drugs	0.9
Electric-Integrated	0.8
Telecom Services	0.7
Web Portals/ISP	0.6
Pharmacy Services	0.6
Insurance-Multi-line	0.5
Medical-HMO	0.5
Medical-Hospitals	0.5
Semiconductor Components-Integrated Circuits	0.5
Diversified Manufacturing Operations	0.5
Cellular Telecom	0.4
Transport-Rail	0.4
Finance-Auto Loans	0.4
Beverages-Non-alcoholic	0.3
Retail-Auto Parts	0.3
Retail-Drug Store	0.3
Insurance-Property/Casualty	0.3
Chemicals-Diversified	0.3
E-Commerce/Products	0.3
Television	0.3
Enterprise Software/Service	0.3
Cosmetics & Toiletries	0.3
Insurance-Life/Health	0.3
Steel-Producers	0.3
Trucking/Leasing	0.3
Airlines	0.3
Agricultural Chemicals	0.3
Advertising Agencies	0.3
Security Services	0.2
Insurance-Mutual	0.2
Banks-Money Center	0.2
Agricultural Operations	0.2
Finance-Consumer Loans	0.2
Apparel Manufacturers	0.2
Electronic Components-Semiconductors	0.2
Oil-Field Services	0.2
Tobacco	0.2
Independent Power Producers	0.2
Food-Retail	0.2
Instruments-Controls	0.2%
Retail-Building Products	0.2
Computers-Integrated Systems	0.2
Casino Hotels	0.2
Medical-Wholesale Drug Distribution	0.2
Entertainment Software	0.2
Commercial Services-Finance	0.2
Aerospace/Defense-Equipment	0.2
Applications Software	0.2
Building-Residential/Commercial	0.2
Coal	0.2
Real Estate Operations & Development	0.2
Finance-Leasing Companies	0.2
Finance-Credit Card	0.2
Brewery	0.2
Hotels/Motels	0.2
Transport-Services	0.2
Machinery-Farming	0.2
Oil Refining & Marketing	0.1
Retail-Regional Department Stores	0.1
Finance-Investment Banker/Broker	0.1
Retail-Restaurants	0.1
Auto/Truck Parts & Equipment-Original	0.1
Electronic Components-Misc.	0.1
Internet Content-Entertainment	0.1
Web Hosting/Design	0.1
Consumer Products-Misc.	0.1
Networking Products	0.1
Containers-Metal/Glass	0.1
Computers-Memory Devices	0.1
Retail-Perfume & Cosmetics	0.1
Gas-Distribution	0.1
Metal Processors & Fabrication	0.1
Publishing-Newspapers	0.1
Electric Products-Misc.	0.1
Auto-Cars/Light Trucks	0.1
Beverages-Wine/Spirits	0.1
Electric-Generation	0.1
Building & Construction Products-Misc.	0.1
Food-Misc./Diversified	0.1
Aerospace/Defense	0.1
E-Commerce/Services	0.1
Machinery-Construction & Mining	0.1
Insurance Brokers	0.1
Hazardous Waste Disposal	0.1
Savings & Loans/Thrifts	0.1
Investment Management/Advisor Services	0.1
Auto-Heavy Duty Trucks	0.1
Electronic Connectors	0.1
Auction Houses/Art Dealers	0.1
Funeral Services & Related Items	0.1
Data Processing/Management	0.1
Paper & Related Products	0.1
Printing-Commercial	0.1
Real Estate Management/Services	0.1
Medical Products	0.1
Wireless Equipment	0.1
Food-Confectionery	0.1
Retail-Major Department Stores	0.1
Telecommunication Equipment	0.1

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited) (continued)

Industry Allocation*
Rental Auto/Equipment	0.1%
Shipbuilding	0.1
Retail-Catalog Shopping	0.1
Retail-Sporting Goods	0.1
Retail-Apparel/Shoe	0.1
Retail-Gardening Products	0.1
Toys	0.1
Electronic Security Devices	0.1
Retail-Discount	0.1
Electronic Design Automation	0.1
Computer Services	0.1
Containers-Paper/Plastic	0.1
Athletic Footwear	0.1
Machinery-General Industrial	0.1
Human Resources	0.1
Metal-Copper	0.1
Retail-Pet Food & Supplies	0.1
Transactional Software	0.1
Engineering/R&D Services	0.1
Tools-Hand Held	0.1
116.1%
Credit Quality†#
Aaa	59.3%
Aa	3.6
A	5.4
Baa	18.9
Ba	4.7
B	1.7
Caa	1.5
Ca	0.2
Not Rated@	4.7
100.0

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 16.6%
Aerospace/Defense — 0.1%
Boeing Co.	567	$71,153
Aerospace/Defense-Equipment — 0.2%
B/E Aerospace, Inc.†	581	50,425
United Technologies Corp.	806	94,173
		144,598
Agricultural Chemicals — 0.1%
Monsanto Co.	782	88,968
Airlines — 0.1%
United Continental Holdings, Inc.†	2,029	90,554
Apparel Manufacturers — 0.1%
Carter's, Inc.	529	41,077
Ralph Lauren Corp.	281	45,221
		86,298
Applications Software — 0.2%
Intuit, Inc.	529	41,119
Microsoft Corp.	2,297	94,154
Salesforce.com, Inc.†	307	17,527
		152,800
Athletic Footwear — 0.1%
NIKE, Inc., Class B	731	53,992
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.	3,496	54,538
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	1,176	79,309
Auto/Truck Parts & Equipment-Original — 0.0%
BorgWarner, Inc.	662	40,693
Banks-Commercial — 0.1%
PacWest Bancorp	723	31,096
Regions Financial Corp.	3,391	37,674
		68,770
Banks-Fiduciary — 0.0%
State Street Corp.	193	13,423
Banks-Super Regional — 0.5%
Capital One Financial Corp.	1,521	117,361
Comerica, Inc.	1,359	70,396
Fifth Third Bancorp	698	16,019
PNC Financial Services Group, Inc.	490	42,630
SunTrust Banks, Inc.	1,375	54,711
US Bancorp	1,957	83,877
Wells Fargo & Co.	1,900	94,506
		479,500
Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	2,188	84,588
Monster Beverage Corp.†	652	45,281
PepsiCo, Inc.	2,044	170,674
		300,543
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	1,001	89,780
Security Description	Shares	Value (Note 2)
Cable/Satellite TV — 0.2%
Comcast Corp., Class A	2,316	$115,846
Time Warner Cable, Inc.	299	41,017
		156,863
Casino Hotels — 0.2%
MGM Resorts International†	4,293	111,017
Wynn Resorts, Ltd.	211	46,874
		157,891
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	2,293	75,738
Chemicals-Diversified — 0.3%
Celanese Corp., Series A	449	24,924
Dow Chemical Co.	466	22,643
E.I. du Pont de Nemours & Co.	197	13,219
LyondellBasell Industries NV, Class A	1,523	135,455
PPG Industries, Inc.	333	64,422
		260,663
Commercial Services-Finance — 0.2%
MasterCard, Inc., Class A	1,260	94,122
Vantiv, Inc., Class A†	1,587	47,959
		142,081
Computer Aided Design — 0.0%
ANSYS, Inc.†	560	43,131
Computer Services — 0.1%
International Business Machines Corp.	288	55,437
Computers — 0.6%
Apple, Inc.	1,006	539,961
Hewlett-Packard Co.	634	20,516
		560,477
Computers-Integrated Systems — 0.2%
NCR Corp.†	2,607	95,286
Teradata Corp.†	1,392	68,472
		163,758
Computers-Memory Devices — 0.1%
EMC Corp.	2,925	80,174
NetApp, Inc.	624	23,026
		103,200
Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	737	81,254
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	2,199	98,383
Containers-Paper/Plastic — 0.1%
Rock-Tenn Co., Class A	466	49,196
Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	3,300	214,071
Procter & Gamble Co.	398	32,079
		246,150
Distribution/Wholesale — 0.0%
WW Grainger, Inc.	79	19,960

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Banking Institutions — 0.6%
Bank of America Corp.	2,596	$44,651
Citigroup, Inc.	2,115	100,674
Goldman Sachs Group, Inc.	714	116,989
JPMorgan Chase & Co.	3,301	200,404
Morgan Stanley	1,994	62,153
		524,871
Diversified Manufacturing Operations — 0.4%
Colfax Corp.†	796	56,779
Danaher Corp.	879	65,925
Dover Corp.	751	61,394
Eaton Corp. PLC	841	63,176
General Electric Co.	2,864	74,149
		321,423
E-Commerce/Products — 0.3%
Amazon.com, Inc.†	349	117,445
eBay, Inc.†	2,653	146,552
		263,997
E-Commerce/Services — 0.1%
Priceline Group, Inc.†	65	77,473
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,394	93,119
Electric-Integrated — 0.0%
NextEra Energy, Inc.	222	21,228
PG&E Corp.	447	19,310
		40,538
Electric-Transmission — 0.0%
Brookfield Infrastructure Partners LP	829	32,704
Electronic Components-Misc. — 0.1%
TE Connectivity, Ltd.	1,963	118,192
Electronic Components-Semiconductors — 0.2%
Freescale Semiconductor, Ltd.†	748	18,258
Intel Corp.	1,753	45,245
Texas Instruments, Inc.	1,279	60,305
Xilinx, Inc.	814	44,176
		167,984
Electronic Connectors — 0.1%
Amphenol Corp., Class A	860	78,819
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	3,577	55,587
Electronic Measurement Instruments — 0.0%
National Instruments Corp.	1,338	38,387
Electronic Security Devices — 0.1%
Tyco International, Ltd.	1,350	57,240
Engineering/R&D Services — 0.1%
Fluor Corp.	564	43,840
Enterprise Software/Service — 0.3%
Informatica Corp.†	1,394	52,665
Oracle Corp.	4,782	195,632
		248,297
Security Description	Shares	Value (Note 2)
Finance-Credit Card — 0.2%
American Express Co.	536	$48,256
Visa, Inc., Class A	422	91,093
		139,349
Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	1,354	31,169
LPL Financial Holdings, Inc.	665	34,939
TD Ameritrade Holding Corp.	1,403	47,632
		113,740
Finance-Other Services — 0.0%
IntercontinentalExchange Group, Inc.	180	35,609
Food-Confectionery — 0.1%
Hershey Co.	639	66,712
Food-Misc./Diversified — 0.1%
Mondelez International, Inc., Class A	2,120	73,246
Food-Retail — 0.2%
Kroger Co.	1,275	55,654
Whole Foods Market, Inc.	1,531	77,637
		133,291
Hotels/Motels — 0.2%
Hyatt Hotels Corp., Class A†	523	28,142
Marriott International, Inc., Class A	751	42,071
Starwood Hotels & Resorts Worldwide, Inc.	783	62,327
		132,540
Human Resources — 0.1%
Monster Worldwide, Inc.†	6,525	48,807
Instruments-Controls — 0.2%
Honeywell International, Inc.	811	75,229
Sensata Technologies Holding NV†	2,155	91,889
		167,118
Insurance Brokers — 0.0%
Aon PLC	377	31,774
Insurance-Life/Health — 0.2%
Lincoln National Corp.	1,567	79,400
Prudential Financial, Inc.	860	72,799
		152,199
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	2,856	100,731
Insurance-Property/Casualty — 0.0%
Chubb Corp.	278	24,825
Internet Content-Entertainment — 0.1%
Facebook, Inc., Class A†	565	34,036
Pandora Media, Inc.†	2,298	69,675
Twitter, Inc.†	188	8,774
		112,485

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services — 0.1%
Invesco, Ltd.	1,116	$41,292
T. Rowe Price Group, Inc.	412	33,928
		75,220
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	360	35,773
Terex Corp.	1,065	47,180
		82,953
Machinery-General Industrial — 0.1%
Roper Industries, Inc.	398	53,137
Medical Information Systems — 0.0%
athenahealth, Inc.†	215	34,452
Medical Products — 0.1%
Covidien PLC	683	50,310
Medical-Biomedical/Gene — 0.7%
Biogen Idec, Inc.†	226	69,127
Celgene Corp.†	963	134,435
Gilead Sciences, Inc.†	3,001	212,651
Isis Pharmaceuticals, Inc.†	863	37,290
Medivation, Inc.†	1,641	105,631
NPS Pharmaceuticals, Inc.†	1,625	48,636
Vertex Pharmaceuticals, Inc.†	501	35,431
		643,201
Medical-Drugs — 0.7%
Abbott Laboratories	1,582	60,923
Bristol-Myers Squibb Co.	2,066	107,328
Eli Lilly & Co.	1,106	65,099
Endo International PLC†	795	54,577
Jazz Pharmaceuticals PLC†	454	62,961
Johnson & Johnson	799	78,486
Merck & Co., Inc.	279	15,839
Pfizer, Inc.	3,544	113,833
Zoetis, Inc.	1,783	51,600
		610,646
Medical-HMO — 0.1%
Aetna, Inc.	750	56,227
UnitedHealth Group, Inc.	823	67,478
		123,705
Medical-Hospitals — 0.1%
HCA Holdings, Inc.†	1,837	96,442
Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp.	408	72,041
Metal Processors & Fabrication — 0.1%
Precision Castparts Corp.	378	95,543
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,471	48,646
Multimedia — 0.4%
Twenty-First Century Fox, Inc., Class A	4,190	133,954
Walt Disney Co.	2,229	178,476
		312,430
Security Description	Shares	Value (Note 2)
Networking Products — 0.1%
Cisco Systems, Inc.	4,120	$92,329
Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	348	37,431
Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp.	1,155	97,898
Cabot Oil & Gas Corp.	94	3,184
EOG Resources, Inc.	847	166,156
EQT Corp.	270	26,182
Noble Energy, Inc.	695	49,373
Occidental Petroleum Corp.	382	36,401
Pioneer Natural Resources Co.	329	61,569
Range Resources Corp.	222	18,419
		459,182
Oil Companies-Integrated — 0.3%
Chevron Corp.	574	68,254
Exxon Mobil Corp.	1,068	104,322
Hess Corp.	871	72,189
Phillips 66	473	36,449
		281,214
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	360	28,033
Oil Refining & Marketing — 0.1%
Marathon Petroleum Corp.	321	27,940
Valero Energy Corp.	1,542	81,880
		109,820
Oil-Field Services — 0.2%
Core Laboratories NV	183	36,315
Halliburton Co.	997	58,713
Schlumberger, Ltd.	902	87,945
		182,973
Pharmacy Services — 0.3%
Express Scripts Holding Co.†	3,310	248,548
Omnicare, Inc.	793	47,318
		295,866
Real Estate Investment Trusts — 0.2%
American Tower Corp.	1,151	94,232
Host Hotels & Resorts, Inc.	1,776	35,946
Lexington Realty Trust	1,218	13,289
Simon Property Group, Inc.	173	28,372
Ventas, Inc.	349	21,139
		192,978
Real Estate Management/Services — 0.0%
Jones Lang LaSalle, Inc.	275	32,587
Retail-Apparel/Shoe — 0.1%
PVH Corp.	468	58,392
Retail-Auto Parts — 0.1%
AutoZone, Inc.†	219	117,625
Retail-Building Products — 0.1%
Lowe's Cos., Inc.	2,008	98,191
Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	733	63,419

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Discount — 0.1%
Wal-Mart Stores, Inc.	583	$44,559
Retail-Drug Store — 0.1%
CVS Caremark Corp.	1,109	83,020
Retail-Gardening Products — 0.1%
Tractor Supply Co.	816	57,634
Retail-Jewelry — 0.0%
Tiffany & Co.	409	35,235
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	589	39,251
Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	1,097	66,533
Retail-Perfume & Cosmetics — 0.0%
Ulta Salon Cosmetics & Fragrance, Inc.†	200	19,496
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	684	47,121
Retail-Regional Department Stores — 0.1%
Kohl's Corp.	854	48,507
Macy's, Inc.	1,399	82,947
		131,454
Retail-Restaurants — 0.1%
Dunkin' Brands Group, Inc.	421	21,126
Starbucks Corp.	1,182	86,735
		107,861
Retail-Sporting Goods — 0.1%
Dick's Sporting Goods, Inc.	1,106	60,399
Semiconductor Components-Integrated Circuits — 0.3%
Atmel Corp.†	6,139	51,322
QUALCOMM, Inc.	2,167	170,890
		222,212
Semiconductor Equipment — 0.0%
KLA-Tencor Corp.	422	29,177
Software Tools — 0.0%
VMware, Inc., Class A†	245	26,465
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	445	31,444
United States Steel Corp.	1,213	33,491
		64,935
Telecom Services — 0.1%
Amdocs, Ltd.	1,526	70,898
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	2,662	65,698
Telephone-Integrated — 0.1%
Verizon Communications, Inc.	981	46,666
Television — 0.1%
CBS Corp., Class B	1,085	67,053
ION Media Networks, Inc.†(1)(2)(3)	4	1,112
		68,165
Security Description	Shares/ Principal Amount(13)	Value (Note 2)
Therapeutics — 0.0%
Pharmacyclics, Inc.†	330	$33,073
Tobacco — 0.1%
Altria Group, Inc.	1,314	49,183
Philip Morris International, Inc.	699	57,227
		106,410
Toys — 0.1%
Mattel, Inc.	1,431	57,397
Transactional Software — 0.1%
Solera Holdings, Inc.	726	45,985
Transport-Rail — 0.3%
Kansas City Southern	312	31,843
Union Pacific Corp.	1,106	207,552
		239,395
Transport-Services — 0.1%
FedEx Corp.	645	85,501
Web Portals/ISP — 0.6%
Google, Inc., Class A†	415	462,522
Yahoo!, Inc.†	2,781	99,838
		562,360
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,033	66,412
Total Common Stocks (cost $11,519,797)		14,356,076
PREFERRED SECURITIES — 0.1%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series G 6.30%	400	9,960
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	350	7,123
Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 0.00%†	400	4,400
Telecom Services — 0.1%
Qwest Corp. 6.13%	700	15,421
Telephone-Integrated — 0.0%
Verizon Communications, Inc. 5.90%	375	9,360
Total Preferred Securities (cost $51,799)		46,264
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(4)	$15,000	13,987
Banks-Super Regional — 0.0%
Wells Fargo Capital X 5.95% due 12/01/2086	6,000	6,000

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions — 0.1%
BAC Capital Trust XIII FRS Series F 4.00% due 04/15/2014(4)	$41,000	$31,570
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(4)	36,000	33,750
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(4)	15,000	14,765
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(4)	10,000	11,300
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077	5,000	3,800
		95,185
Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS Series B 6.25% due 12/15/2022(4)	100,000	107,000
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(2)	8,000	1
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	12,000	11,340
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	11,000	11,220
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	45,000	52,819
ING US, Inc. FRS 5.65% due 05/15/2053	25,000	24,850
MetLife, Inc. 6.40% due 12/15/2066	14,000	14,770
Nationwide Mutual Insurance Co. 9.38% due 08/15/2039*	125,000	183,829
		276,268
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II 9.70% due 04/01/2030	175,000	252,875
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	26,000	27,885
Total Preferred Securities/Capital Securities (cost $731,462)		801,761
Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES — 13.9%
Diversified Financial Services — 13.9%
AmeriCredit Automobile Receivables Trust Series 2010-3, Class C 3.34% due 04/08/2016	$119,918	$121,385
AmeriCredit Automobile Receivables Trust Series 2010-A, Class A3 3.51% due 07/06/2017	106,746	107,691
AmeriCredit Automobile Receivables Trust Series 2010-2, Class C 4.52% due 10/08/2015	16,275	16,334
AmeriCredit Automobile Receivables Trust Series 2010-1, Class C 5.19% due 08/17/2015	27,609	27,738
Apidos CDO FRS Series 2014-17A, Class A1A 1.73% due 04/17/2026*(1)(5)	250,000	249,750
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.87% due 12/05/2032*(6)	100,000	104,069
Avis Budget Rental Car Funding AESOP LLC Series 2010-3A, Class A 4.64% due 05/20/2016*	195,000	202,115
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.92% due 05/10/2045(6)	95,000	102,816
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.95% due 02/10/2051(6)	143,002	159,012
Banc of America Re-Remic Trust Series 2011-FSHN, Class A 4.42% due 07/11/2033*(6)	130,000	139,631
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(6)	235,000	224,687
Bear Stearns Adjustable Rate Mtg. Trust FRS Series 2005-12, Class 12A1 2.49% due 02/25/2036(7)	285,639	249,749
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class A4 5.69% due 06/11/2050(6)	95,000	106,255
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class A4 5.90% due 06/11/2040(6)	60,000	67,119
CAL Funding II, Ltd. Series 2012-1A, Class A 3.47% due 10/25/2027*	25,750	25,634

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	$12,000	$12,073
Carlyle Global Market Strategies FRS Series 2013-3A, Class A1A 1.36% due 07/15/2025*(5)	250,000	246,567
Cent CLO LP FRS Series 2013-20A, Class A 1.72% due 01/25/2026*(5)	250,000	249,752
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.66% due 04/18/2025*(5)	250,000	249,998
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(6)	33,000	33,720
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(6)	21,000	21,660
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(6)	135,000	138,887
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(6)	95,000	98,984
Citigroup Commercial Mtg. Trust VRS Series 2013-GC15, Class A4 4.37% due 09/10/2046(6)	100,000	106,286
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.34% due 12/10/2049(6)	45,000	50,637
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-AR1, Class 3A1 2.53% due 03/25/2036(7)	161,936	141,075
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(6)	100,000	109,441
Citigroup/Deutsche Bank Mtg. Trust VRS Series 2007-CD5, Class A4 5.89% due 11/15/2044(6)	194,775	218,400
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	78,800	79,596
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.21% due 12/10/2049(6)	120,000	132,935
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A2 2.82% due 03/10/2047(6)	$25,000	$25,482
Commercial Mtg. Pass Through Certs. Series 2013-LC6, Class A4 2.94% due 01/10/2046(6)	70,000	67,139
Commercial Mtg. Pass Through Certs. Series 2014-CR16, Class A2 3.04% due 04/10/2047(1)(6)	28,000	28,840
Commercial Mtg. Pass Through Certs. Series 2013-WWP, Class A2 3.42% due 03/10/2031*(6)	155,000	152,024
Commercial Mtg. Pass Through Certs. VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(6)	120,000	120,647
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A5 3.96% due 03/10/2047(6)	130,000	133,373
Commercial Mtg. Pass Through Certs. Series 2013-CR12, Class A4 4.05% due 10/10/2046(6)	130,000	134,284
Commercial Mtg. Pass Through Certs. VRS Series 2013-CR9, Class A4 4.38% due 07/10/2045(6)	35,109	37,150
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.94% due 06/10/2046(6)	57,359	62,270
Countrywide Alternative Loan Trust FRS Series 2006-OC11, Class 2A2A 0.32% due 01/25/2037(7)	161,965	132,803
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(7)	25,000	25,505
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(7)	233	235
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-29, Class A1 5.75% due 12/25/2035(7)	135,567	126,102
Countrywide Home Loan Mtg. Pass Through Trust Series 2006-14, Class A3 6.25% due 09/25/2036(7)	6,475	5,955
CPS Auto Trust Series 2012-D, Class A 1.48% due 03/16/2020*	55,054	55,226

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class A3 5.47% due 09/15/2039(6)	$60,373	$65,443
Dryden Senior Loan Fund FRS Series 2014-31A, Class A 1.62% due 04/18/2026*(5)	250,000	248,849
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA3, Class 3A1 2.25% due 05/25/2035(7)	257,337	242,979
Ford Credit Auto Lease Trust Series 2012-A, Class B 1.61% due 10/15/2016*	155,000	155,672
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	6,000	5,986
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	30,000	29,878
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/2039(6)	155,000	169,809
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(6)	13,000	12,986
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(6)	160,000	152,294
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(6)	40,000	45,069
GS Mtg. Securities Corp. II VRS Series 2004-GG2, Class A6 5.40% due 08/10/2038(6)	259,764	260,313
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(6)	100,000	100,720
GS Mtg. Securities Trust Series 2013-GC14, Class A2 3.00% due 08/10/2046(6)	25,000	25,882
GS Mtg. Securities Trust Series 2013-GC12, Class A4 3.14% due 06/10/2046(6)	60,000	58,151
GS Mtg. Securities Trust Series 2014-GC20, Class A-5 4.00% due 04/10/2047(1)(6)	65,000	66,950
GS Mtg. Securities Trust Series 2013-GC14, Class A5 4.24% due 08/10/2046(6)	65,000	68,476
GS Mtg. Securities Trust Series 2010-C1, Class A2 4.59% due 08/10/2043*(6)	145,000	158,727
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(6)	150,000	160,199
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
GSR Mtg. Loan Trust FRS Series 2006-AR2, Class 3A1 2.53% due 04/25/2036(7)	$21,640	$18,294
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.62% due 01/25/2036(7)	112,729	103,263
GSR Mtg. Loan Trust FRS Series 2007-AR1, Class 2A1 2.62% due 03/25/2047(7)	57,184	49,564
GSR Mtg. Loan Trust FRS Series 2005-AR2, Class 1A2 2.67% due 04/25/2035(7)	85,558	82,540
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(6)	195,000	195,458
Impac CMB Trust FRS Series 2005-4, Class 1A1A 0.69% due 05/25/2035(7)	141,127	125,227
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(6)	70,000	66,887
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(6)	145,000	145,960
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(6)	115,250	119,781
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(6)	24,717	27,236
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.83% due 06/15/2038(6)	132,617	144,530
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(6)	124,054	132,959
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.14% due 04/15/2041(6)	60,000	68,620
Limerock CLO FRS Series 2014-2A, Class A 1.73% due 04/18/2026*(5)	250,000	249,999
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A2, Class A2 2.48% due 02/25/2035(7)	46,975	46,695
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A1, Class 2A1 2.55% due 12/25/2034(7)	85,883	86,851

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.86% due 05/12/2039(6)	$125,000	$134,784
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(6)	148,417	160,570
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(6)	181,396	196,571
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(6)	80,120	89,112
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(6)	80,000	88,429
Morgan Stanley Capital I Trust VRS Series 2008-T29, Class A4 6.46% due 01/11/2043(6)	45,000	51,802
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/2037(7)	81,311	73,960
MortgageIT Trust FRS Series 2005-4, Class A1 0.43% due 10/25/2035(7)	345,148	313,564
Option One Mtg. Loan Trust FRS Series 2006-3, Class 2A2 0.25% due 02/25/2037	60,841	34,189
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.74% due 04/17/2026*(1)(5)	250,000	249,750
Santander Drive Auto Receivables Trust Series 2011-1, Class C 3.11% due 05/16/2016	155,000	157,116
Santander Drive Auto Receivables Trust Series 2010-2, Class C 3.89% due 07/17/2017	68,931	69,757
Securitized Asset Backed Receivables LLC Trust FRS Series 2007-BR5, Class A2A 0.28% due 05/25/2037	157,806	102,940
Sequoia Mtg. Trust FRS Series 2007-1, Class 2A1 2.38% due 02/20/2047(7)	180,351	151,936
SNAAC Auto Receivables Trust Series 2012-1A, Class A 1.78% due 06/15/2016*	374	374
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*(1)	110,000	109,982
Springleaf Mtg. Loan Trust VRS Series 2013-2A, Class M1 3.52% due 12/25/2065*(7)	100,000	100,260
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Financial Services (continued)
Thornburg Mtg. Securities Trust FRS Series 2005-1, Class A3 2.25% due 04/25/2045(7)	$176,370	$177,613
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(6)	20,251	20,471
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(6)	80,000	77,846
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(6)	120,000	120,568
Volvo Financial Equipment LLC Series 2012-1A, Class B 1.51% due 08/15/2017*	30,000	30,298
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.96% due 06/15/2045(6)	19,000	20,826
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR2, Class 2A2 2.61% due 03/25/2035(7)	186,938	191,126
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-BB, Class A2 2.62% due 01/25/2035(7)	279,164	282,679
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR14, Class 2A1 2.62% due 10/25/2036(7)	106,917	99,373
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.11% due 02/15/2044*(6)(8)	1,078,959	39,668
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(6)	10,000	10,072
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(6)	100,000	103,393
WF-RBS Commercial Mtg. Trust VRS Series 2013-C15, Class A4 4.15% due 08/15/2046(6)	55,000	57,465
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(6)	90,000	99,036
Total Asset Backed Securities (cost $11,845,295)		12,008,808

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 23.4%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	$10,000	$9,724
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	14,000	14,034
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014	200,000	206,250
		230,008
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	4,000	3,985
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 0.95% due 05/15/2018	15,000	14,501
Aerospace/Defense-Equipment — 0.0%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	5,000	5,138
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	3,000	3,150
		8,288
Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	130,000	133,666
Mosaic Co. Senior Notes 5.45% due 11/15/2033	10,000	10,812
		144,478
Agricultural Operations — 0.2%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	188,000	200,841
Airlines — 0.2%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 07/02/2020	1,314	1,424
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	11,349	11,732
Continental Airlines, Inc. Pass Though Trust Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	105,000	106,050
Security Description	Principal Amount(13)	Value (Note 2)
Airlines (continued)
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	$20,000	$20,650
		139,856
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	5,000	5,437
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	5,000	5,138
		10,575
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	45,000	49,162
William Carter Co. Company Guar. Notes 5.25% due 08/15/2021*	60,000	61,725
		110,887
Auction House/Art Dealers — 0.1%
Sotheby's Company Guar. Notes 5.25% due 10/01/2022*	80,000	78,200
Auto-Cars/Light Trucks — 0.0%
General Motors Co. Senior Notes 6.25% due 10/02/2043*	35,000	37,887
Auto/Truck Parts & Equipment-Original — 0.1%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	3,000	3,240
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	70,000	76,825
		80,065
Banks-Commercial — 0.3%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	5,000	5,055
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	130,000	140,075
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	26,000	29,778
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	11,000	11,418
Zions Bancorporation Senior Notes 4.50% due 03/27/2017	22,000	23,487

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	$12,000	$11,977
		221,790
Banks-Super Regional — 1.0%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	150,000	167,401
PNC Funding Corp. Bank Guar. Notes 5.63% due 02/01/2017	125,000	138,381
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	140,000	147,221
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	2,000	2,191
Wells Fargo & Co. Senior Notes 3.00% due 01/22/2021	33,000	33,023
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	240,000	242,795
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	110,000	115,873
		846,885
Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.63% due 02/01/2044	10,000	10,260
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	27,000	27,090
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	65,000	98,655
		136,005
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	60,000	65,100
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	20,000	21,550
		86,650
Security Description	Principal Amount(13)	Value (Note 2)
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	$20,000	$19,900
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	4,000	4,310
Building-Residential/Commercial — 0.2%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	65,000	66,137
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	5,000	5,513
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022	80,000	79,400
		151,050
Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021	7,000	7,052
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	65,000	63,709
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	30,000	30,451
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	145,000	132,333
Cox Communications, Inc. Senior Notes 8.38% due 03/01/2039*	15,000	19,679
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	120,000	118,745
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	10,000	10,028
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	75,000	84,000
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	10,000	12,633
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	60,000	65,014

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	$4,000	$4,646
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	55,000	64,472
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	7,000	8,745
		621,507
Casino Hotels — 0.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	5,000	5,363
Cellular Telecom — 0.3%
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020	90,000	96,075
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024*	50,000	52,500
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	4,000	4,360
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	25,000	30,562
T-Mobile USA, Inc. Company Guar. Notes 5.25% due 09/01/2018	15,000	15,863
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	37,000	39,590
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	15,000	16,125
		255,075
Chemicals-Diversified — 0.0%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	4,000	4,150
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	10,000	12,650
Coal — 0.2%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	10,000	10,587
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	4,000	4,195
Security Description	Principal Amount(13)	Value (Note 2)
Coal (continued)
Peabody Energy Corp. Company Guar. Notes 6.25% due 11/15/2021	$5,000	$5,013
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020	120,000	123,900
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	4,000	4,270
		147,965
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	9,000	9,045
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	4,000	4,390
		13,435
Computers — 0.4%
Hewlett-Packard Co. Senior Notes 2.65% due 06/01/2016	45,000	46,524
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	110,000	110,728
Hewlett-Packard Co. Senior Notes 4.65% due 12/09/2021	140,000	148,103
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	43,000	47,088
		352,443
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	23,000	24,093
Containers-Metal/Glass — 0.0%
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	6,000	6,660
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	5,000	5,313
Cosmetics & Toiletries — 0.0%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	5,000	4,863

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management — 0.1%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	$72,000	$76,860
Diagnostic Equipment — 0.0%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	8,000	8,895
Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(9)	2,100	2,195
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*	3,000	2,843
Diversified Banking Institutions — 4.6%
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	105,000	104,876
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	11,000	11,050
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	45,000	50,870
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	150,000	170,170
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	125,000	125,679
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	60,000	59,575
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	11,000	11,042
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	70,000	71,356
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	50,000	56,259
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	65,000	69,238
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	48,000	51,052
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	155,000	169,574
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	40,000	46,840
Security Description	Principal Amount(13)	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	$155,000	$197,482
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	125,000	125,830
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	130,000	129,424
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	12,000	13,284
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	38,000	42,398
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	180,000	195,737
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	15,000	17,374
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	35,000	38,855
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	64,000	73,313
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	100,000	98,509
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	60,000	56,797
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	10,000	10,693
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	55,000	58,954
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/2020	30,000	32,338
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	290,000	296,095
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	180,000	193,546
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	125,000	143,464
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	400,000	447,350
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	150,000	176,896

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 2.13% due 04/25/2018	$200,000	$199,562
Morgan Stanley Senior Notes 2.50% due 01/24/2019	25,000	24,930
Morgan Stanley Senior Notes 4.75% due 03/22/2017	32,000	34,923
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	136,000	142,907
Morgan Stanley Senior Notes 5.50% due 07/24/2020	100,000	112,848
Morgan Stanley Senior Notes 5.50% due 07/28/2021	12,000	13,558
Morgan Stanley Notes 6.63% due 04/01/2018	100,000	116,576
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	4,000	4,726
		3,995,950
Diversified Financial Services — 0.6%
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	18,000	19,818
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	180,000	197,682
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020	9,000	10,370
General Electric Capital Corp. Senior Notes 5.63% due 05/01/2018	75,000	85,716
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	118,000	139,111
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	39,000	50,144
		502,841
Diversified Manufacturing Operations — 0.0%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	6,000	6,420
Textron, Inc. Senior Notes 4.63% due 09/21/2016	21,000	22,567
		28,987
E-Commerce/Services — 0.0%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	6,000	6,300
Security Description	Principal Amount(13)	Value (Note 2)
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	$3,000	$2,865
AES Corp. Senior Notes 5.50% due 03/15/2024	5,000	4,962
AES Corp. Senior Notes 8.00% due 10/15/2017	8,000	9,470
AES Corp. Senior Notes 8.00% due 06/01/2020	60,000	70,800
		88,097
Electric-Integrated — 0.8%
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	7,000	7,138
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	25,000	27,484
DPL, Inc. Senior Notes 7.25% due 10/15/2021	40,000	41,300
Duke Energy Corp. Senior Notes 3.05% due 08/15/2022	35,000	34,053
Edison International Senior Notes 3.75% due 09/15/2017	96,000	102,205
Entergy Corp. Senior Notes 3.63% due 09/15/2015	120,000	124,205
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	14,000	16,081
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	7,000	7,308
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022(10)	5,000	5,545
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/2016*	20,000	21,950
Monongahela Power Co. 1st Mtg. Notes 5.40% due 12/15/2043*	7,000	7,677
Nisource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	13,000	13,278
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	45,000	44,909
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	15,000	15,196
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	80,000	102,899

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	$11,000	$12,674
Xcel Energy, Inc. Senior Notes 6.50% due 07/01/2036	50,000	63,497
		647,399
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	6,000	6,218
Intel Corp. Senior Notes 1.35% due 12/15/2017	15,000	14,898
		21,116
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	11,000	11,782
Enterprise Software/Service — 0.0%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	5,000	5,263
Entertainment Software — 0.2%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	147,000	157,290
Finance-Auto Loans — 0.4%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*	8,000	8,046
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	11,000	10,967
Ford Motor Credit Co. LLC Senior Notes 8.13% due 01/15/2020	100,000	126,100
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017	140,000	149,625
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	5,000	5,700
		300,438
Finance-Consumer Loans — 0.2%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	10,000	11,669
SLM Corp. Notes 5.50% due 01/15/2019	25,000	26,437
SLM Corp. Senior Notes 6.13% due 03/25/2024	10,000	9,988
Security Description	Principal Amount(13)	Value (Note 2)
Finance-Consumer Loans (continued)
SLM Corp. Senior Notes 7.25% due 01/25/2022	$10,000	$11,025
SLM Corp. Senior Notes 8.45% due 06/15/2018	120,000	141,300
		200,419
Finance-Investment Banker/Broker — 0.0%
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	10,000	11,904
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	10,000	2,375
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(2)	9,000	1
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(2)	11,000	1
		14,281
Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 4.50% due 01/15/2016	125,000	131,562
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	5,000	5,300
		136,862
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	7,000	7,038
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	4,000	4,255
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	20,000	21,250
Food-Misc./Diversified — 0.0%
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	10,000	12,578
Food-Retail — 0.0%
Kroger Co. Senior Notes 3.85% due 08/01/2023	30,000	29,872
SUPERVALU, Inc. Senior Notes 6.75% due 06/01/2021	4,000	4,055
		33,927

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 4.50% due 11/15/2020	$40,000	$39,000
Service Corp. International Senior Notes 5.38% due 01/15/2022*	10,000	10,125
Service Corp. International Senior Notes 7.00% due 06/15/2017	25,000	28,012
		77,137
Gas-Distribution — 0.1%
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	85,000	98,561
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 4.88% due 03/15/2042	14,000	11,336
Newmont Mining Corp. Company Guar. Notes 5.13% due 10/01/2019	7,000	7,445
		18,781
Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	70,000	72,100
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	2,000	2,030
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	10,000	10,500
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021	23,841	26,046
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*	101,000	110,342
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	4,000	4,400
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	5,000	5,113
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	7,000	7,210
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020	5,000	5,488
		171,129
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.55% due 10/15/2018	50,000	50,650
Security Description	Principal Amount(13)	Value (Note 2)
Insurance-Life/Health — 0.1%
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	$6,000	$6,845
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	4,000	4,011
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	11,000	11,011
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	55,000	57,705
		79,572
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	27,000	30,670
MetLife, Inc. Senior Notes 4.37% due 09/15/2023	70,000	74,554
		105,224
Insurance-Mutual — 0.2%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	120,000	182,494
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	20,000	20,257
		202,751
Investment Management/Advisor Services — 0.0%
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	4,000	4,280
Machinery-Farming — 0.2%
Case New Holland Industrial, Inc. Company Guar. Notes 7.88% due 12/01/2017	60,000	70,350
CNH America LLC Company Guar. Notes 7.25% due 01/15/2016	40,000	43,650
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017	12,000	12,240
		126,240
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	4,000	4,190
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	11,000	14,034

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Products (continued)
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	$4,000	$4,280
		18,314
Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	20,000	20,604
Amgen, Inc. Senior Notes 6.90% due 06/01/2038	35,000	44,577
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	80,000	80,034
		145,215
Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	115,000	115,981
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	7,000	7,175
Endo Health Solutions, Inc. Company Guar. Notes 7.00% due 07/15/2019	6,000	6,465
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	16,000	16,784
		146,405
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	22,000	24,661
Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.20% due 03/15/2019	60,000	59,494
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	75,000	73,896
WellPoint, Inc. Senior Notes 1.88% due 01/15/2018	65,000	64,513
WellPoint, Inc. Senior Notes 2.30% due 07/15/2018	30,000	30,083
WellPoint, Inc. Senior Notes 5.10% due 01/15/2044	100,000	103,813
		331,799
Medical-Hospitals — 0.4%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	2,000	2,125
Security Description	Principal Amount(13)	Value (Note 2)
Medical-Hospitals (continued)
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	$30,000	$30,750
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	55,000	55,206
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	5,000	5,387
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	40,000	44,800
HCA, Inc. Senior Sec. Notes 7.25% due 09/15/2020	55,000	59,469
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	3,000	3,203
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	10,000	9,987
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020*	130,000	139,100
		350,027
Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp. Senior Notes 2.28% due 03/15/2019	45,000	44,629
McKesson Corp. Senior Notes 3.80% due 03/15/2024	35,000	35,033
McKesson Corp. Senior Notes 4.88% due 03/15/2044	11,000	11,150
		90,812
Multimedia — 1.0%
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	270,000	324,978
News America, Inc. Company Guar. Notes 6.20% due 12/15/2034	145,000	169,000
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	10,000	12,490
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	135,000	176,513
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	12,000	16,537

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Viacom, Inc. Senior Notes 2.20% due 04/01/2019	$70,000	$69,404
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	107,000	95,089
Viacom, Inc. Senior Notes 4.50% due 02/27/2042	25,000	22,793
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	4,000	4,087
		890,891
Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	4,000	4,170
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	13,000	12,942
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	10,000	9,930
Xerox Corp. Senior Notes 4.50% due 05/15/2021	21,000	22,130
		32,060
Oil & Gas Drilling — 0.0%
Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	5,000	5,050
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	28,000	28,966
		34,016
Oil Companies-Exploration & Production — 0.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	5,000	5,375
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	30,000	34,737
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	75,000	88,709
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	5,000	5,250
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	12,000	12,428
Security Description	Principal Amount(13)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	$14,000	$14,700
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	3,000	3,368
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018	5,000	5,413
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	5,000	5,175
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	4,000	4,310
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.25% due 11/01/2019*	15,000	15,637
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	4,000	4,220
Newfield Exploration Co. Senior Sub. Notes 6.88% due 02/01/2020	70,000	74,550
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	11,000	11,481
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	5,000	5,313
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	4,000	4,250
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	9,000	9,855
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	15,000	16,575
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	5,000	5,525
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	5,000	5,300
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	4,000	4,000
		336,171

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.0%
Hess Corp. Senior Notes 5.60% due 02/15/2041	$16,000	$17,570
Hess Corp. Senior Notes 7.88% due 10/01/2029	5,000	6,567
		24,137
Oil Refining & Marketing — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	6,000	6,195
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	10,000	9,950
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	7,000	8,424
		24,569
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	4,000	3,850
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	24,000	26,662
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	16,000	15,887
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	23,000	25,789
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	3,000	3,090
		75,278
Pharmacy Services — 0.3%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/2015	250,000	253,185
Pipelines — 1.4%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	6,000	6,045
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	3,000	2,963
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	85,000	95,909
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	5,000	4,456
Security Description	Principal Amount(13)	Value (Note 2)
Pipelines (continued)
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	$3,000	$3,177
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	43,000	49,217
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	126,000	144,112
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	125,000	119,560
Energy Transfer Partners LP Senior Notes 5.95% due 10/01/2043	175,000	188,319
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	21,000	23,718
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	145,000	145,758
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	5,000	5,381
Kinder Morgan Energy Partners LP Senior Notes 5.50% due 03/01/2044	150,000	153,393
Kinder Morgan, Inc. Senior Sec. Notes 5.00% due 02/15/2021*	6,000	6,008
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	5,000	4,813
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 3.85% due 10/15/2023	170,000	169,669
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	5,000	5,225
Williams Partners LP Senior Notes 4.30% due 03/04/2024	95,000	95,421
Williams Partners LP Senior Notes 5.40% due 03/04/2044	9,000	9,235
		1,232,379
Printing-Commercial — 0.1%
Deluxe Corp. Company Guar. Notes 7.00% due 03/15/2019	70,000	75,250

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	$85,000	$88,931
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	5,000	5,819
		94,750
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	3,000	3,053
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	20,000	20,525
Real Estate Investment Trusts — 1.7%
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	165,000	184,739
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	5,000	5,403
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	125,000	133,852
Duke Realty LP Senior Notes 6.75% due 03/15/2020	65,000	75,833
HCP, Inc. Senior Notes 3.75% due 02/01/2016	10,000	10,527
HCP, Inc. Senior Notes 6.00% due 01/30/2017	125,000	140,614
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	5,000	5,297
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	75,000	77,242
Health Care REIT, Inc. Senior Notes 5.25% due 01/15/2022	141,000	155,311
Kimco Realty Corp. Senior Notes 5.58% due 11/23/2015	175,000	187,891
Liberty Property LP Senior Notes 3.38% due 06/15/2023	35,000	33,033
Liberty Property LP Senior Notes 4.13% due 06/15/2022	30,000	30,428
Security Description	Principal Amount(13)	Value (Note 2)
Real Estate Investment Trusts (continued)
Mid-America Apartments LP Senior Notes 4.30% due 10/15/2023	$70,000	$70,619
Omega Healthcare Investors, Inc. Senior Notes 4.95% due 04/01/2024*	14,000	13,703
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	4,000	4,200
ProLogis LP Company Guar. Notes 3.35% due 02/01/2021	100,000	98,930
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	42,000	42,630
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	65,000	63,269
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	100,000	107,777
		1,441,298
Real Estate Management/Services — 0.1%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	30,000	30,000
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019	10,000	10,925
		40,925
Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/2016	10,000	10,675
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	130,000	130,130
		140,805
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)	10,000	0
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	45,000	56,595
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	3,000	3,300
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	4,000	4,280
		64,175

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	$22,000	$22,535
AutoZone, Inc. Senior Notes 3.13% due 07/15/2023	100,000	93,827
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	55,000	57,332
		173,694
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	30,000	32,550
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	65,000	66,400
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	12,000	11,328
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/2027	10,000	12,222
CVS Caremark Corp. Pass Through Trust Pass Through Certs. 6.94% due 01/10/2030	127,756	151,032
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	7,965	8,244
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	9,216	10,049
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	13,283	14,784
		196,331
Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	75,000	82,125
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	3,000	2,899
Retail-Restaurants — 0.0%
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/2018	5,000	5,350
Security Description	Principal Amount(13)	Value (Note 2)
Retail-Restaurants (continued)
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	$5,000	$5,506
PF Chang's China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	8,000	8,420
		19,276
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	14,000	15,086
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	42,000	48,116
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	16,000	18,315
		81,517
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	9,000	8,702
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	6,000	5,452
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	7,000	6,605
		20,759
Security Services — 0.2%
ADT Corp. Senior Notes 3.50% due 07/15/2022	18,000	15,822
ADT Corp. Senior Notes 6.25% due 10/15/2021*	179,000	183,923
		199,745
Semiconductor Equipment — 0.0%
Magnachip Semiconductor Corp. Senior Notes 6.63% due 07/15/2021	2,000	1,990
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	58,000	64,017
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	10,000	10,050
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	4,000	4,090

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Steel-Producers — 0.2%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	$5,000	$5,025
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	135,000	135,454
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	30,000	32,775
		173,254
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	16,000	16,888
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	10,000	11,113
Telecom Services — 0.5%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	15,000	15,487
SBA Tower Trust Sec. Notes 3.60% due 04/15/2043*	120,000	117,290
SBA Tower Trust Sec. Notes 4.25% due 04/15/2040*	245,000	253,234
		386,011
Telephone-Integrated — 1.1%
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	4,000	4,090
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 10/15/2020	10,000	10,950
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	6,000	6,975
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	2,000	2,370
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	120,000	127,744
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	21,000	22,807
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	95,000	103,960
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	48,000	56,988
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	334,000	406,456
Security Description	Principal Amount(13)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 7.75% due 12/01/2030	$150,000	$198,365
		940,705
Television — 0.2%
CBS Corp. Company Guar. Notes 4.85% due 07/01/2042	5,000	4,817
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	120,000	153,850
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	12,000	13,020
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	20,000	20,800
		192,487
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	2,000	2,060
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	1,000	1,015
		3,075
Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	8,000	10,556
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	43,000	56,443
		66,999
Transport-Services — 0.1%
Ryder System, Inc. Senior Notes 2.55% due 06/01/2019	45,000	44,717
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	3,000	3,315
Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	70,000	71,748
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.88% due 07/17/2018*	5,000	5,080
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	150,000	158,893
		235,721

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	$80,000	$81,800
Equinix, Inc. Senior Notes 5.38% due 04/01/2023	30,000	30,600
		112,400
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	1,290	1,356
Total U.S. Corporate Bonds & Notes (cost $19,512,722)		20,339,783
FOREIGN CORPORATE BONDS & NOTES — 3.8%
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	4,000	4,310
Banks-Commercial — 1.4%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	17,000	17,022
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	11,000	10,961
Bank of Tokyo-Mitsubishi UFJ, Ltd Senior Notes 2.30% due 03/10/2019*	200,000	199,336
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	320,000	358,639
BPCE SA Bank Guar. Notes 2.50% due 12/10/2018	265,000	266,263
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	136,000	151,430
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	200,000	200,186
		1,203,837
Banks-Money Center — 0.2%
Mizuho Financial Group Cayman 3, Ltd. Company Guar. Notes 4.60% due 03/27/2024*	200,000	200,883
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	2,000	2,140
Security Description	Principal Amount(13)	Value (Note 2)
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	$4,000	$4,100
Diversified Banking Institutions — 0.6%
BNP Paribas SA Company Guar. Notes 5.00% due 01/15/2021	25,000	27,748
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	130,000	145,354
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	100,000	122,873
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	97,000	99,057
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	25,000	25,599
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	13,000	13,494
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	35,000	36,655
		470,780
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	4,000	4,040
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	18,000	17,947
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043*	15,000	16,578
		38,565
Diversified Minerals — 0.0%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	6,000	6,465
Electric-Integrated — 0.0%
Electricite de France Senior Notes 6.00% due 01/22/2114*	8,000	8,395
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	3,000	3,240

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Gold Mining — 0.0%
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	$19,000	$19,035
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	10,000	10,100
Medical-Drugs — 0.0%
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	2,000	2,100
Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	13,000	12,160
Oil & Gas Drilling — 0.0%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	8,000	8,992
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	7,000	8,081
		17,073
Oil Companies-Exploration & Production — 0.4%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	13,000	16,552
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	200,000	177,500
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	45,000	48,600
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	4,000	4,230
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	45,000	58,511
		305,393
Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	31,000	31,483
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	20,000	20,639
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	15,000	15,134
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	200,000	210,066
Security Description	Principal Amount(13)	Value (Note 2)
Oil Companies-Integrated (continued)
Husky Energy, Inc. Senior Notes 4.00% due 04/15/2024	$10,000	$10,170
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	10,000	10,265
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	120,000	121,359
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	96,000	92,640
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	11,000	11,866
		523,622
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	4,000	4,050
Satellite Telecom — 0.0%
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	3,000	3,158
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	7,000	7,472
Semiconductor Components-Integrated Circuits — 0.2%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	200,000	193,887
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	2,000	2,195
Telephone-Integrated — 0.2%
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	100,000	144,317
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	25,000	28,656
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	12,000	12,840
		185,813
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 9.45% due 08/01/2021	30,000	40,421

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)
Kansas City Southern de Mexico SA de CV Senior Notes 3.00% due 05/15/2023	$50,000	$46,048
		86,469
Total Foreign Corporate Bonds & Notes (cost $3,299,093)		3,315,242
MUNICIPAL BONDS & NOTES — 1.1%
U.S. Municipal Bonds & Notes — 1.1%
City of Baltimore, MD Revenue Bonds 5.00% due 07/01/2042	25,000	27,126
City of Baltimore, MD Revenue Bonds 5.00% due 07/01/2043	25,000	27,063
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds Series I 5.00% due 05/01/2042	25,000	26,906
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	130,000	182,311
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	18,000	17,378
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	15,000	14,049
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	18,000	18,460
State of California General Obligation Bonds 6.20% due 10/01/2019	100,000	118,382
State of California General Obligation Bonds 6.51% due 04/01/2039	45,000	49,451
State of California General Obligation Bonds 7.55% due 04/01/2039	100,000	138,948
State of Illinois General Obligation Bonds 5.67% due 03/01/2018	75,000	82,964
University of California Revenue Bonds 4.60% due 05/15/2031	105,000	111,559
Security Description	Principal Amount(13)	Value (Note 2)
U.S. Municipal Bonds & Notes (continued)
University of California Revenue Bonds 5.00% due 05/15/2038	$115,000	$124,898
Total Municipal Bonds & Notes (cost $811,027)		939,495
U.S. GOVERNMENT AGENCIES — 26.0%
Federal Home Loan Mtg. Corp. — 1.0%
2.50% due 01/01/2028	13,332	13,345
3.00% due 08/01/2027	19,556	20,088
3.00% due 10/01/2042	29,906	28,891
3.00% due 11/01/2042	10,165	9,814
3.00% due 02/01/2043	47,999	46,341
3.00% due 08/01/2043	97,761	94,426
3.50% due 02/01/2042	17,322	17,422
3.50% due 03/01/2042	7,381	7,424
3.50% due 09/01/2043	48,421	48,722
4.00% due 03/01/2023	21,363	22,583
4.00% due 05/01/2040	200,106	208,004
4.00% due 10/01/2043	24,320	25,249
4.50% due 01/01/2039	3,446	3,671
5.00% due 12/01/2020	4,559	4,848
5.00% due 07/01/2021	19,105	20,622
5.00% due 05/01/2034	23,471	25,867
5.50% due 07/01/2034	11,331	12,554
5.50% due 07/01/2035	17,183	19,006
5.50% due 04/01/2037	9,740	10,692
5.50% due 05/01/2037	7,575	8,350
5.50% due 08/01/2037	37,563	41,460
6.00% due 09/01/2026	65,689	72,916
6.00% due 08/01/2036	7,875	8,758
6.50% due 05/01/2029	5,391	6,066
6.50% due 11/01/2034	10,987	12,325
6.50% due 03/01/2036	11,546	13,030
6.50% due 05/01/2036	72	80
6.50% due 11/01/2037	3,915	4,448
Federal Home Loan Mtg. Corp. REMIC Series 1577, Class PK 6.50% due 09/15/2023(7)	24,286	26,898
Series 1226, Class Z 7.75% due 03/15/2022(7)	1,475	1,594
Federal Home Loan Mtg. Corp., Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 2.35% due 02/25/2024(7)	8,000	8,155
		843,649
Federal National Mtg. Assoc. — 19.4%
2.50% due 02/01/2043	198,344	183,549
2.50% due 03/01/2043	198,076	183,301
3.00% due 01/01/2028	27,858	28,667
3.00% due 12/01/2042	6,596	6,374
3.00% due 05/01/2043	120,718	116,667
3.00% due April 15 TBA	4,000,000	3,904,046
3.50% due 10/01/2028	47,836	50,183
3.50% due 08/01/2043	237,205	238,810

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due April 30 TBA	$3,600,000	$3,621,375
4.00% due 08/01/2026	17,725	18,772
4.00% due 11/01/2040	110,023	114,371
4.00% due 11/01/2041	6,622	6,884
4.00% due 10/01/2043	132,152	137,356
4.00% due 11/01/2043	24,439	25,403
4.00% due April 30 TBA	2,000,000	2,078,750
4.50% due 01/01/2039	6,941	7,400
4.50% due 06/01/2039	175,198	187,793
4.50% due 05/01/2041	19,806	21,136
4.50% due 03/01/2042	178,369	190,513
4.50% due April 30 TBA	1,675,000	1,783,879
4.85% due 11/01/2015	708,163	739,095
4.96% due 01/01/2015	206,327	205,564
5.00% due 03/01/2018	11,354	12,075
5.00% due 06/01/2019	3,465	3,707
5.00% due 07/01/2040	64,758	70,707
5.50% due 06/01/2020	118,519	126,289
5.50% due 07/01/2020	23,928	25,489
5.50% due 03/01/2021	51,615	56,144
5.50% due 04/01/2021	63,890	68,407
5.50% due 06/01/2021	104,961	111,857
5.50% due 10/01/2021	88,298	96,053
5.50% due 12/01/2021	92,599	98,691
5.50% due 06/01/2022	123,551	131,594
5.50% due 12/01/2029	3,927	4,344
5.50% due 05/01/2034	7,680	8,532
5.50% due 06/01/2036	468,737	521,172
5.50% due 08/01/2037	21,720	23,993
5.50% due 06/01/2038	2,230	2,464
5.50% due April 30 TBA	400,000	441,703
6.00% due 06/01/2017	4,133	4,356
6.00% due 06/01/2026	37,159	41,479
6.00% due 03/01/2027	45,092	50,333
6.00% due 12/01/2033	4,556	5,122
6.00% due 05/01/2034	17,174	19,316
6.00% due 08/01/2034	1,491	1,676
6.00% due 06/01/2040	13,675	15,206
6.00% due April 30 TBA	800,000	891,594
6.50% due 08/01/2016	2,728	2,853
6.50% due 09/01/2032	16,610	18,649
6.50% due 04/01/2034	3,474	3,902
6.50% due 11/01/2035	15,258	17,208
6.50% due 07/01/2036	4,935	5,538
6.50% due 10/01/2037	5,831	6,541
7.00% due 06/01/2037	45,576	50,109
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.75% due 01/25/2024(7)	9,797	9,901
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 2.15% due 10/25/2023(7)	23,505	23,942
Security Description	Principal Amount(13)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(7)	$14,693	$14,514
		16,835,348
Government National Mtg. Assoc. — 5.6%
4.00% due 10/15/2040	32,774	34,471
4.00% due 11/15/2040	580,290	610,342
4.00% due 02/15/2041	28,036	29,489
4.00% due 07/15/2041	533,879	561,459
4.00% due 09/15/2041	31,117	32,734
4.00% due 10/15/2041	24,229	25,481
4.00% due 11/15/2041	408,296	429,388
4.50% due 06/15/2041	850,682	919,532
5.00% due 01/15/2033	4,751	5,231
5.00% due 12/15/2038	211,055	231,182
5.00% due 04/15/2039	254,638	278,309
5.00% due 01/15/2040	160,893	177,431
5.00% due 04/15/2041	237,139	260,180
5.00% due April 30 TBA	700,000	764,531
5.50% due 04/15/2036	108,789	121,819
6.00% due 02/15/2033	51,575	57,758
6.50% due 07/15/2028	172,741	196,764
6.50% due 08/15/2028	9,742	10,973
6.50% due 09/15/2028	22,706	26,256
6.50% due 11/15/2028	27,835	32,207
7.00% due 01/15/2033	11,466	13,376
7.00% due 05/15/2033	16,503	19,438
7.00% due 11/15/2033	7,465	8,812
8.00% due 02/15/2030	2,224	2,542
8.50% due 11/15/2017	627	672
9.00% due 11/15/2021	304	322
Government National Mtg. Assoc. REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(7)	638	724
Series 2005-74, Class HB 7.50% due 09/16/2035(7)	5,560	6,389
Series 2005-74, Class HC 7.50% due 09/16/2035(7)	3,380	3,917
		4,861,729
Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 1.75% due 10/15/2018	12,000	11,973
Total U.S. Government Agencies (cost $22,348,881)		22,552,699
U.S. GOVERNMENT TREASURIES — 23.6%
United States Treasury Bonds — 2.3%
United States Treasury Bonds 3.13% due 02/15/2043	1,800	1,657
3.75% due 08/15/2041	7,000	7,293
3.75% due 11/15/2043	11,000	11,388
3.88% due 08/15/2040	375,000	399,727
4.38% due 02/15/2038	450,000	518,695
4.38% due 11/15/2039	95,000	109,666
5.25% due 11/15/2028	58,000	72,554

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)		Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
6.63% due 02/15/2027(15)		$105,000	$146,327
8.13% due 08/15/2019		8,000	10,598
United States Treasury Bonds TIPS 1.38% due 02/15/2044(11)		677,403	691,269
			1,969,174
United States Treasury Notes — 21.3%
United States Treasury Notes 0.25% due 07/31/2015		3,560,000	3,563,197
0.38% due 04/15/2015		20,000	20,047
0.63% due 08/15/2016		1,810,000	1,810,565
0.63% due 12/15/2016		30,000	29,885
0.75% due 12/31/2017		2,000	1,961
0.88% due 09/15/2016		1,775,000	1,784,846
0.88% due 02/28/2017		60,000	60,005
0.88% due 01/31/2018		125,000	122,969
1.00% due 08/31/2016		110,000	110,971
1.00% due 10/31/2016		65,000	65,482
1.00% due 03/31/2017		55,000	55,137
1.00% due 05/31/2018		8,000	7,854
1.38% due 06/30/2018		6,000	5,972
1.38% due 07/31/2018		123,000	122,270
1.50% due 08/31/2018		263,000	262,507
1.50% due 12/31/2018		185,000	183,612
1.50% due 02/28/2019		40,000	39,600
1.75% due 05/15/2023		88,000	81,524
2.00% due 01/31/2016(15)		1,759,000	1,811,496
2.00% due 04/30/2016		785,000	809,776
2.75% due 12/31/2017		19,000	20,035
2.75% due 11/15/2023		3,000	3,013
United States Treasury Notes FRS 0.08% due 01/31/2016		58,000	57,968
United States Treasury Notes TIPS 0.13% due 04/15/2018(11)		4,581,430	4,686,661
0.63% due 01/15/2024(11)		2,806,692	2,816,341
			18,533,694
Total U.S. Government Treasuries (cost $20,417,959)			20,502,868
FOREIGN GOVERNMENT OBLIGATIONS — 2.5%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		13,000	13,047
Regional Authority — 0.0%
Province of British Columbia Senior Notes 2.85% due 06/15/2015		17,000	17,521
Sovereign — 2.5%
Brazil Notas do Tesouro Nacional Series F Senior Notes 10.00% due 01/01/2017	BRL	164,000	70,113
Security Description	Principal Amount(13)		Value (Note 2)
Sovereign (continued)
Federative Republic of Brazil Senior Bonds 7.13% due 01/20/2037		$475,000	$89,906
Government of Canada Senior Notes 0.88% due 02/14/2017		13,000	12,993
Government of Japan Senior Notes 0.10% due 09/10/2023(11)	JPY	137,484,000	1,434,381
Republic of Colombia Bonds 7.00% due 05/04/2022	COP	131,100,000	69,019
Republic of Hungary Senior Notes 4.00% due 03/25/2019		16,000	15,888
Republic of Peru Bonds 8.20% due 08/12/2026 PEN$		150,000	61,466
Russian Federation Bonds 8.15% due 02/03/2027		2,400,000	65,223
United Mexican States Senior Notes 3.50% due 01/21/2021		23,000	23,288
United Mexican States Senior Notes 4.75% due 03/08/2044		241,000	228,950
United Mexican States Bonds 8.00% due 12/07/2023	MXN	779,200	67,544
			2,138,771
Total Foreign Government Obligations (cost $2,112,786)			2,169,339
Total Long-Term Investment Securities (cost $92,650,821)			97,032,335
REPURCHASE AGREEMENTS — 4.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2014, to be repurchased 04/01/2014 in the amount of $100,000 collateralized by $115,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $104,923		100,000	100,000
Bank of America Securities LLC Joint Repurchase Agreement(12)		750,000	750,000
Barclays Capital PLC Joint Repurchase Agreement(12)		885,000	885,000
BNP Paribas SA Joint Repurchase Agreement(12)		580,000	580,000
Deutsche Bank AG Joint Repurchase Agreement(12)		580,000	580,000

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(13)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
UBS Securities LLC Joint Repurchase Agreement(12)	$750,000	$750,000
Total Repurchase Agreements (cost $3,645,000)		3,645,000
TOTAL INVESTMENTS (cost $96,295,821)(14)	116.1%	100,677,335
Liabilities in excess of other assets	(16.1)	(13,943,402)
NET ASSETS	100.0%	$86,733,933

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2014, the aggregate value of these securities was $8,735,277 representing 10.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At March 31, 2014, the aggregate value of these securities was $1,115 representing 0.0% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2014, the Multi-Managed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Common Stock	03/05/2014	4	$—	$1,112	$278	0.00%

(4)  Perpetual maturity — maturity date reflects the next call date.

(5)  Collateralized Loan Obligation

(6)  Commercial Mortgage Backed Security

(7)  Collateralized Mortgage Obligation

(8)  Interest Only

(9)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(10)  "Step-down" security where the rate decreases ("steps-down") at a predetermined rate. Rate shown reflects the decreased rate.

(11)  Principal amount of security is adjusted for inflation.

(12)  See Note 2 for details of Joint Repurchase Agreements.

(13)  Denominated in United States dollars unless otherwise indicated.

(14)  See Note 4 for cost of investments on a tax basis.

(15)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

BRL — Brazilian Real

COP — Colombian Peso

JPY — Japanese Yen

MXN — Mexican Peso

PEN — Peruvian Nuevo Sol

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2014	Unrealized Appreciation (Depreciation)
7	Long	U.S. Treasury 2YR Notes	June 2014	$1,539,125	$1,536,937	$(2,188)
21	Long	U.S. Treasury 5YR Notes	June 2014	2,495,391	2,498,016	2,625
61	Short	U.S. Treasury 10YR Notes	June 2014	7,583,834	7,533,500	50,334
16	Short	U.S. Long Bonds	June 2014	2,123,396	2,131,500	(8,104)
						$42,667

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank	JPY	144,859,000	USD	1,402,653	06/18/2014	$—	$(1,384)
Standard Chartered Bank	BRL	80,000	USD	35,351	04/02/2014	93	—
	BRL	80,000	USD	34,761	06/03/2014	71	—
	USD	35,320	BRL	80,000	04/02/2014	—	(62)
						164	(62)
UBS AG	BRL	80,000	USD	33,881	04/02/2014	—	(1,377)
	RUB	2,398,000	USD	64,234	06/18/2014	—	(2,771)
	USD	35,351	BRL	80,000	04/02/2014	—	(93)
						—	(4,241)
Westpac Banking Corp.	PEN	172,000	USD	60,404	06/18/2014	—	(172)
Net Unrealized Appreciation (Depreciation)						$164	$(5,859)

BRL — Brazilian Real

JPY — Japanese Yen

PEN — Peruvian Nuevo Sol

RUB — Russian Ruble

USD — United States Dollar

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks
Television	$67,053	$—	$1,112	$68,165
Other Industries*	14,287,911	—	—	14,287,911
Preferred Securities	46,264	—	—	46,264
Preferred Securities/Capital Securities	—	801,761	—	801,761
Asset Backed Securities:
Diversified Financial Services	—	11,303,536	705,272	12,008,808
U.S. Corporate Bonds & Notes:
Recycling	—	—	0	0
Other Industries*	—	20,339,783	—	20,339,783
Foreign Corporate Bonds & Notes	—	3,315,242	—	3,315,242
Municipal Bond & Notes	—	939,495	—	939,495
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	16,835,348	—	16,835,348
Government National Mtg. Assoc.	—	4,861,729	—	4,861,729
Other Government Agencies*	—	855,622	—	855,622
U.S. Government Treasuries:
Unites States Treasury Bonds	—	1,969,174	—	1,969,174
Unites States Treasury Notes	—	18,533,694	—	18,533,694
Foreign Government Obligations	—	2,169,339	—	2,169,339
Repurchase Agreements	—	3,645,000	—	3,645,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	52,959	—	—	52,959
Open Forward Foreign Currency
Contracts-Appreciation	—	164	—	164
Total	$14,454,187	$85,569,887	$706,384	$100,730,458
Liabilities:
Other Financial Instruments:+
Open Futures Contracts-Depreciation	$10,292	$—	$—	10,292
Open Forward Foreign Currency
Contracts-Depreciation	—	5,859	—	5,859
	$10,292	$5,859	$—	$16,151

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
Medical-Drugs	5.8%
U.S. Government Treasuries	3.9
Diversified Banking Institutions	3.6
Oil Companies-Exploration & Production	2.8
Real Estate Investment Trusts	2.6
Oil Companies-Integrated	2.3
Electric-Integrated	2.3
Chemicals-Diversified	2.2
Banks-Commercial	2.7
Computers-Memory Devices	1.9
Telephone-Integrated	1.9
Oil-Field Services	1.8
Diversified Manufacturing Operations	1.8
Enterprise Software/Service	1.7
Cosmetics & Toiletries	1.7
Federal National Mtg. Assoc.	1.6
Retail-Drug Store	1.6
Retail-Building Products	1.6
Computers	1.4
Airlines	1.4
Diversified Financial Services	1.3
Repurchase Agreement	1.3
Applications Software	1.3
Cable/Satellite TV	1.3
Aerospace/Defense	1.2
U.S. Government Agencies	1.2
E-Commerce/Services	1.2
Medical-HMO	1.2
Banks-Super Regional	1.1
Medical-Wholesale Drug Distribution	1.1
Electronic Components-Semiconductors	1.1
Consumer Products-Misc.	1.0
United States Treasury Notes	1.0
Exchange-Traded Funds	0.9
Agricultural Operations	0.8
Insurance-Property/Casualty	0.8
Retail-Apparel/Shoe	0.8
Insurance-Multi-line	0.8
Multimedia	0.7
Web Portals/ISP	0.7
Casino Hotels	0.7
Auto-Cars/Light Trucks	0.7
Commercial Services-Finance	0.7
Insurance-Life/Health	0.7
Insurance Brokers	0.6
Banks-Fiduciary	0.6
Medical-Biomedical/Gene	0.6
Finance-Credit Card	0.6
Engines-Internal Combustion	0.6
Food-Misc./Diversified	0.6
Cellular Telecom	0.5
Oil Refining & Marketing	0.5
Television	0.5
Auto/Truck Parts & Equipment-Original	0.5
Aerospace/Defense-Equipment	0.5
Semiconductor Components-Integrated Circuits	0.4
Retail-Regional Department Stores	0.4
Networking Products	0.4
Industrial Automated/Robotic	0.4
Internet Infrastructure Software	0.4
Electronic Design Automation	0.4%
Medical Instruments	0.4
Computers-Integrated Systems	0.4
Medical Products	0.4
Electric Products-Misc.	0.4
Brewery	0.3
Building & Construction Products-Misc.	0.3
Internet Security	0.3
Entertainment Software	0.3
Human Resources	0.3
Pipelines	0.3
Consulting Services	0.3
Insurance-Reinsurance	0.3
Hotels/Motels	0.3
Electronic Components-Misc.	0.3
Telecom Services	0.3
Broadcast Services/Program	0.3
Agricultural Chemicals	0.3
Food-Retail	0.3
Diversified Minerals	0.3
Satellite Telecom	0.3
Electronics-Military	0.3
Building-Residential/Commercial	0.3
Real Estate Management/Services	0.3
Data Processing/Management	0.3
Gas-Distribution	0.2
Savings & Loans/Thrifts	0.2
Publishing-Newspapers	0.2
Machinery-General Industrial	0.2
Retail-Restaurants	0.2
Real Estate Operations & Development	0.2
Computer Services	0.2
Paper & Related Products	0.2
Engineering/R&D Services	0.2
Tobacco	0.2
Chemicals-Specialty	0.2
Containers-Paper/Plastic	0.2
Finance-Consumer Loans	0.2
Medical-Hospitals	0.2
Commercial Services	0.2
Semiconductor Equipment	0.2
Electronic Measurement Instruments	0.2
Apparel Manufacturers	0.2
Retail-Auto Parts	0.2
Transport-Truck	0.2
Audio/Video Products	0.2
Retail-Pet Food & Supplies	0.2
Security Services	0.2
Transport-Rail	0.2
Rubber-Tires	0.2
Schools	0.2
Travel Services	0.2
Beverages-Wine/Spirits	0.2
Oil & Gas Drilling	0.2
Retail-Automobile	0.2
Steel-Producers	0.2
Building-Heavy Construction	0.2
Retail-Jewelry	0.2
Diversified Operations	0.1
Electric-Transmission	0.1

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited) (continued)

Industry Allocation*
Electric-Generation	0.1%
Metal-Diversified	0.1
Office Automation & Equipment	0.1
Distribution/Wholesale	0.1
Containers-Metal/Glass	0.1
Wireless Equipment	0.1
Electronic Security Devices	0.1
Internet Application Software	0.1
Independent Power Producers	0.1
Transport-Services	0.1
Machinery-Farming	0.1
Rental Auto/Equipment	0.1
Food-Confectionery	0.1
Retail-Misc./Diversified	0.1
Filtration/Separation Products	0.1
Steel-Specialty	0.1
Transport-Marine	0.1
Investment Companies	0.1
Finance-Investment Banker/Broker	0.1
Coal	0.1
Printing-Commercial	0.1
Water	0.1
Oil Field Machinery & Equipment	0.1
Funeral Services & Related Items	0.1
Finance-Mortgage Loan/Banker	0.1
Auto-Heavy Duty Trucks	0.1
United States Treasury Bonds	0.1
Building & Construction-Misc.	0.1
Building Products-Cement	0.1
Federal Home Loan Mtg. Corp.	0.1
Food-Catering	0.1
Chemicals-Plastics	0.1
Finance-Other Services	0.1
Petrochemicals	0.1
Insurance-Mutual	0.1
Photo Equipment & Supplies	0.1
Machinery-Construction & Mining	0.1
Gas-Transportation	0.1
Power Converter/Supply Equipment	0.1
Racetracks	0.1
Soap & Cleaning Preparation	0.1
Theaters	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Transport-Equipment & Leasing	0.1
Finance-Auto Loans	0.1
Building-Maintenance & Services	0.1
Diagnostic Kits	0.1
Machine Tools & Related Products	0.1
Batteries/Battery Systems	0.1
U.S. Municipal Bonds & Notes	0.1
Toys	0.1
Radio	0.1
Auction Houses/Art Dealers	0.1
Retail-Discount	0.1
Lighting Products & Systems	0.1
Hospital Beds/Equipment	0.1
Metal Processors & Fabrication	0.1
Diversified Operations/Commercial Services	0.1
Computer Software	0.1
Import/Export	0.1
Miscellaneous Manufacturing	0.1%
Optical Supplies	0.1
Marine Services	0.1
Advertising Agencies	0.1
Veterinary Diagnostics	0.1
Computers-Periphery Equipment	0.1
Footwear & Related Apparel	0.1
Water Treatment Systems	0.0
Athletic Footwear	0.0
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 77.4%
Advertising Agencies — 0.1%
WPP PLC(1)	3,751	$77,600
Advertising Services — 0.0%
Vertis, Inc.(2)(13)	99	0
Aerospace/Defense — 1.2%
Embraer SA ADR	900	31,941
Northrop Grumman Corp.	7,300	900,674
Raytheon Co.	10,700	1,057,053
		1,989,668
Aerospace/Defense-Equipment — 0.4%
Airbus Group NV(1)	2,859	205,031
Alliant Techsystems, Inc.	506	71,928
Astronics Corp.†	501	31,768
AviChina Industry & Technology Co., Ltd., Class H	24,000	13,367
Exelis, Inc.	7,200	136,872
HEICO Corp.	442	26,591
IHI Corp.(1)	21,000	88,162
Zodiac Aerospace(1)	1,940	68,539
		642,258
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	1,300	338,832
Monsanto Co.	210	23,892
Syngenta AG(1)	287	108,860
		471,584
Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	30,500	1,323,395
Chaoda Modern Agriculture Holdings, Ltd.†(2)	10,000	644
S&W Seed Co.†	2,168	16,065
		1,340,104
Airlines — 1.4%
Aeroflot — Russian Airlines OJSC	10,086	15,905
Alaska Air Group, Inc.	2,500	233,275
China Southern Airlines Co., Ltd., Class H(1)	38,000	12,346
Copa Holdings SA, Class A	70	10,163
Delta Air Lines, Inc.	28,200	977,130
Hawaiian Holdings, Inc.†	3,356	46,850
International Consolidated Airlines Group SA†(1)	18,376	128,236
Japan Airlines Co., Ltd.(1)	1,600	78,655
Republic Airways Holdings, Inc.†	2,598	23,746
SkyWest, Inc.	1,810	23,096
Southwest Airlines Co.	24,200	571,362
Spirit Airlines, Inc.†	1,748	103,831
		2,224,595
Alternative Waste Technology — 0.0%
China Everbright International, Ltd.(1)	18,000	24,875
Apparel Manufacturers — 0.2%
Gerry Weber International AG(1)	232	11,481
Hanesbrands, Inc.	3,300	252,384
Moncler SpA†(1)	656	11,228
		275,093
Security Description	Shares	Value (Note 2)
Appliances — 0.0%
Haier Electronics Group Co., Ltd.(1)	4,000	$10,840
Applications Software — 1.3%
Actuate Corp.†	5,255	31,635
inContact, Inc.†	1,613	15,485
Infoblox, Inc.†	640	12,839
Microsoft Corp.	46,772	1,917,184
PTC, Inc.†	967	34,261
Verint Systems, Inc.†	623	29,237
		2,040,641
Athletic Footwear — 0.0%
Adidas AG(1)	666	72,152
Auction House/Art Dealers — 0.1%
KAR Auction Services, Inc.	3,110	94,388
Audio/Video Products — 0.2%
Panasonic Corp.(1)	11,700	133,477
Skyworth Digital Holdings, Ltd.(1)	44,000	24,237
TiVo, Inc.†	5,932	78,481
VOXX International Corp.†	3,527	48,249
		284,444
Auto-Cars/Light Trucks — 0.5%
Bayerische Motoren Werke AG(1)	846	106,793
Daimler AG(1)	670	63,318
Fiat SpA†(1)	2,199	25,593
Fuji Heavy Industries, Ltd.(1)	6,100	164,681
Hyundai Motor Co.(1)	361	85,328
Nissan Motor Co., Ltd.(1)	6,400	56,959
Renault SA(1)	966	94,116
Suzuki Motor Corp.(1)	2,900	75,546
Toyota Motor Corp.(1)	3,400	191,348
		863,682
Auto-Heavy Duty Trucks — 0.1%
Hino Motors, Ltd.(1)	7,000	103,626
Auto/Truck Parts & Equipment-Original — 0.4%
Aisin Seiki Co., Ltd.(1)	3,000	108,055
Denso Corp.(1)	1,400	67,026
Faurecia†(1)	872	36,911
Hyundai Mobis(1)	205	60,809
Miller Industries, Inc.	1,311	25,604
Tenneco, Inc.†	469	27,235
Tower International, Inc.†	2,083	56,699
WABCO Holdings, Inc.†	2,100	221,676
		604,015
Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	1,698	29,579
Standard Motor Products, Inc.	1,907	68,214
		97,793
Banks-Commercial — 2.1%
Access National Corp.	1,022	16,567
Associated Banc-Corp.	15,900	287,154
Australia & New Zealand Banking Group, Ltd.(1)	4,098	125,944
Banca Popolare di Milano Scarl†(1)	16,179	16,308

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Banco Bilbao Vizcaya Argentaria SA(1)	8,058	$96,952
Banco Espirito Santo SA†(1)	16,857	31,656
Banco Santander SA(1)	13,910	132,830
Bank Mandiri Persero Tbk PT(1)	56,100	47,207
Bank of Kentucky Financial Corp.	620	23,275
Bank of Yokohama, Ltd.(1)	15,000	74,767
Cardinal Financial Corp.	2,103	37,496
China Construction Bank Corp., Class H(1)	82,000	57,450
Citizens & Northern Corp.	1,331	26,234
City National Corp.	4,000	314,880
Commonwealth Bank of Australia(1)	3,855	277,502
Credicorp, Ltd.	666	91,855
DBS Group Holdings, Ltd.(1)	7,000	90,121
Dubai Islamic Bank PJSC(1)	27,205	45,564
East West Bancorp, Inc.	719	26,244
Erste Group Bank AG(1)	2,122	72,635
Financial Institutions, Inc.	1,372	31,583
First Community Bancshares, Inc.	1,307	21,383
First Gulf Bank PJSC(1)	4,319	19,170
FirstMerit Corp.	1,619	33,724
FirstRand, Ltd.(1)	9,941	34,090
Grupo Financiero Banorte SAB de CV, Class O	15,079	101,974
Hang Seng Bank, Ltd.(1)	5,800	92,377
Hanmi Financial Corp.	2,727	63,539
Heartland Financial USA, Inc.	918	24,777
Joyo Bank, Ltd.(1)	15,000	74,676
MainSource Financial Group, Inc.	2,019	34,525
Metro Bank PLC(2)(13)	736	15,534
Metropolitan Bank & Trust(1)	14,320	24,747
National Australia Bank, Ltd.(1)	3,227	106,355
OFG Bancorp	1,254	21,556
PacWest Bancorp	1,064	45,763
Peoples Bancorp, Inc.	1,274	31,506
Philippine National Bank†(1)	19,577	35,908
Popular, Inc.†	1,076	33,345
Powszechna Kasa Oszczednosci Bank Polski SA(1)	2,798	39,162
Qatar National Bank SAQ(1)	647	33,379
Republic Bancorp, Inc., Class A	830	18,758
Resona Holdings, Inc.(1)	28,200	136,120
Skandinaviska Enskilda Banken AB, Class A(1)	7,740	106,181
Sumitomo Mitsui Financial Group, Inc.(1)	3,400	144,930
Swedbank AB, Class A(1)	3,740	100,299
United Community Banks, Inc.†	1,336	25,932
Westpac Banking Corp.(1)	3,457	110,870
		3,454,804
Banks-Fiduciary — 0.6%
State Street Corp.	13,300	925,015
Security Description	Shares	Value (Note 2)
Banks-Super Regional — 1.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	2,489	$65,735
KeyCorp	20,500	291,920
PNC Financial Services Group, Inc.	15,000	1,305,000
Wells Fargo & Co.	2,656	132,109
		1,794,764
Batteries/Battery Systems — 0.1%
EnerSys, Inc.	1,450	100,470
Beverages-Non-alcoholic — 0.0%
Britvic PLC(1)	764	9,458
Grape King Bio, Ltd.(1)	6,000	25,953
		35,411
Beverages-Wine/Spirits — 0.1%
Diageo PLC(1)	2,753	85,444
Brewery — 0.3%
AMBEV SA ADR	7,545	55,908
Anheuser-Busch InBev NV(1)	1,834	192,770
Heineken Holding NV(1)	1,434	92,615
Molson Coors Brewing Co., Class B	2,400	141,264
SABMiller PLC(1)	1,321	65,982
		548,539
Broadcast Services/Program — 0.2%
Global Mediacom Tbk PT(1)	313,100	65,262
Scripps Networks Interactive, Inc., Class A	3,400	258,094
		323,356
Building & Construction Products-Misc. — 0.2%
China National Building Material Co., Ltd.(1)	20,000	20,076
China Singyes Solar Technologies Holdings Ltd(1)	14,000	22,129
Cie de St-Gobain(1)	205	12,411
Fortune Brands Home & Security, Inc.	5,700	239,856
Trex Co., Inc.†	690	50,480
		344,952
Building & Construction-Misc. — 0.1%
Koninklijke Boskalis Westminster NV(1)	1,556	85,790
Total Bangun Persada Tbk PT(1)	123,800	9,285
		95,075
Building Products-Air & Heating — 0.0%
Daikin Industries, Ltd.(1)	400	22,369
Building Products-Cement — 0.1%
Buzzi Unicem SpA(1)	245	4,585
Cemex Latam Holdings SA†	4,537	37,779
Cemex SAB de CV ADR†	2,418	30,539
Holcim, Ltd.(1)	846	70,252
		143,155

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Heavy Construction — 0.2%
China Railway Group, Ltd., Class H(1)	76,000	$35,402
Mota-Engil SGPS SA(1)	9,824	79,932
Veidekke ASA(1)	2,636	27,321
Vinci SA(1)	2,003	149,250
		291,905
Building-Maintenance & Services — 0.1%
Babcock International Group PLC(1)	4,650	104,532
Building-Residential/Commercial — 0.1%
Bellway PLC(1)	696	19,270
Persimmon PLC(1)	1,415	31,763
Ryland Group, Inc.	1,495	59,695
Sekisui House, Ltd.(1)	600	7,434
		118,162
Cable/Satellite TV — 1.0%
Comcast Corp., Class A	29,800	1,490,596
Liberty Global PLC, Class C†	296	12,050
Numericable SAS†(1)	886	34,816
		1,537,462
Casino Hotels — 0.4%
Century Casinos, Inc.†	2,700	19,359
Grand Korea Leisure Co., Ltd.(1)	600	24,653
MGM China Holdings, Ltd.(1)	30,400	107,302
SJM Holdings, Ltd.(1)	28,000	79,008
Wynn Resorts, Ltd.	2,100	466,515
		696,837
Casino Services — 0.0%
Paradise Entertainment, Ltd.†(1)	24,000	18,624
Cellular Telecom — 0.3%
MTN Group, Ltd.(1)	3,682	75,391
NTT DOCOMO, Inc.(1)	5,500	86,623
T-Mobile US, Inc.†	8,400	277,452
Turkcell Iletisim Hizmetleri AS†(1)	2,811	15,594
Vodafone Group PLC(1)	24,179	89,017
		544,077
Chemicals-Diversified — 2.1%
Aceto Corp.	919	18,463
Akzo Nobel NV(1)	327	26,793
Arkema SA(1)	129	14,632
Axiall Corp.	1,228	55,162
BASF SE(1)	1,452	161,370
Chemtura Corp.†	3,258	82,395
Dow Chemical Co.	25,500	1,239,045
Innophos Holdings, Inc.	702	39,803
Innospec, Inc.	889	40,209
Johnson Matthey PLC(1)	3,500	191,015
LG Hausys, Ltd.(1)	148	22,148
LyondellBasell Industries NV, Class A	8,600	764,884
Olin Corp.	1,465	40,449
PPG Industries, Inc.	3,080	595,857
Security Description	Shares	Value (Note 2)
Chemicals-Diversified (continued)
PTT Global Chemical PCL	14,500	$32,294
Solvay SA(1)	130	20,433
Wacker Chemie AG(1)	58	7,097
		3,352,049
Chemicals-Plastics — 0.1%
EMS-Chemie Holding AG(1)	190	72,005
Landec Corp.†	2,101	23,447
		95,452
Chemicals-Specialty — 0.1%
Kraton Performance Polymers, Inc.†	967	25,277
Minerals Technologies, Inc.	405	26,147
OM Group, Inc.	885	29,400
Tronox, Ltd. Class A	857	20,371
W.R. Grace & Co.†	173	17,156
Zep, Inc.	1,945	34,427
		152,778
Coatings/Paint — 0.0%
KCC Corp.(1)	48	24,612
Commercial Services — 0.1%
Performant Financial Corp.†	2,567	23,231
PHH Corp.†	1,083	27,985
Providence Service Corp.†	2,099	59,360
Steiner Leisure, Ltd.†	1,356	62,715
		173,291
Commercial Services-Finance — 0.6%
Experian PLC(1)	5,395	97,313
Global Cash Access Holdings, Inc.†	2,455	16,841
Green Dot Corp., Class A†	1,110	21,678
McGraw Hill Financial, Inc.	10,100	770,630
		906,462
Communications Software — 0.0%
SolarWinds, Inc.†	1,398	59,597
Computer Aided Design — 0.0%
Aspen Technology, Inc.†	1,014	42,953
Computer Services — 0.2%
CACI International, Inc., Class A†	183	13,505
Cap Gemini SA(1)	1,530	116,004
Manhattan Associates, Inc.†	2,169	75,980
Nomura Research Institute, Ltd.(1)	2,200	69,348
Unisys Corp.†	1,294	39,415
		314,252
Computer Software — 0.1%
AVG Technologies NV†	1,073	22,490
Cornerstone OnDemand, Inc.†	728	34,849
SS&C Technologies Holdings, Inc.†	646	25,853
		83,192
Computers — 1.4%
Apple, Inc.	4,146	2,225,324
Asustek Computer, Inc.(1)	1,000	9,882

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers (continued)
Silicon Graphics International Corp.†	849	$10,426
		2,245,632
Computers-Integrated Systems — 0.4%
Brocade Communications Systems, Inc.†	39,300	416,973
MTS Systems Corp.	287	19,657
Netscout Systems, Inc.†	753	28,298
NTT Data Corp.(1)	1,200	46,592
VeriFone Systems, Inc.†	1,450	49,039
		560,559
Computers-Memory Devices — 1.9%
EMC Corp.	49,900	1,367,759
NetApp, Inc.	19,000	701,100
Quantum Corp.†	15,757	19,224
Western Digital Corp.	11,400	1,046,748
		3,134,831
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A	659	30,505
Synaptics, Inc.†	748	44,895
		75,400
Consulting Services — 0.3%
Bureau Veritas SA(1)	2,798	85,765
CoreLogic, Inc.†	12,400	372,496
Corporate Executive Board Co.	319	23,680
MAXIMUS, Inc.	429	19,245
Serco Group PLC(1)	2,751	19,306
		520,492
Consumer Products-Misc. — 1.0%
Blyth, Inc.	911	9,775
Kimberly-Clark Corp.	14,100	1,554,525
		1,564,300
Containers-Metal/Glass — 0.1%
Ball Corp.	3,200	175,392
Containers-Paper/Plastic — 0.1%
Amcor, Ltd.(1)	7,231	69,720
Packaging Corp. of America	2,000	140,740
		210,460
Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	32,800	2,127,736
Kao Corp.(1)	1,500	53,080
L'Oreal SA(1)	916	151,118
Procter & Gamble Co.	2,304	185,702
		2,517,636
Data Processing/Management — 0.1%
Acxiom Corp.†	2,292	78,833
Amber Road, Inc.†	450	6,930
CommVault Systems, Inc.†	410	26,630
CSG Systems International, Inc.	470	12,239
		124,632
Security Description	Shares	Value (Note 2)
Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	425	$22,011
Diagnostic Equipment — 0.0%
GenMark Diagnostics, Inc.†	4,725	46,967
Diagnostic Kits — 0.1%
Alere, Inc.†	1,402	48,159
OraSure Technologies, Inc.†	3,958	31,545
Trinity Biotech PLC ADR	983	23,818
		103,522
Diamonds/Precious Stones — 0.0%
Alrosa AO	29,340	30,170
Distribution/Wholesale — 0.1%
Beacon Roofing Supply, Inc.†	606	23,428
Core-Mark Holding Co., Inc.	547	39,712
MWI Veterinary Supply, Inc.†	262	40,772
WESCO International, Inc.†	613	51,014
Wolseley PLC(1)	466	26,573
		181,499
Diversified Banking Institutions — 3.2%
Barclays PLC(1)	15,521	60,542
BNP Paribas SA(1)	1,792	138,533
Credit Agricole SA†(1)	9,515	150,270
Credit Suisse Group AG(1)	1,919	62,141
Deutsche Bank AG(1)	2,300	102,881
Goldman Sachs Group, Inc.	9,300	1,523,805
HSBC Holdings PLC(1)	27,226	275,667
JPMorgan Chase & Co.	38,189	2,318,454
Lloyds Banking Group PLC(1)	180,274	226,270
Mitsubishi UFJ Financial Group, Inc.(1)	18,800	103,130
Natixis(1)	5,264	38,688
UBS AG(1)	7,267	150,034
UniCredit SpA(1)	6,757	61,855
		5,212,270
Diversified Financial Services — 0.0%
DFC Global Corp.†	2,070	18,278
Diversified Manufacturing Operations — 1.7%
AZZ, Inc.	875	39,095
Chase Corp.	1,091	34,399
Danaher Corp.	13,800	1,035,000
General Electric Co.	14,962	387,366
IMI PLC(1)	4,911	119,493
Ingersoll-Rand PLC	10,100	578,124
Leggett & Platt, Inc.	5,900	192,576
LSB Industries, Inc.†	1,532	57,328
Siemens AG(1)	2,131	286,786
Standex International Corp.	518	27,754
		2,757,921
Diversified Minerals — 0.2%
BHP Billiton PLC(1)	3,032	93,590
BHP Billiton, Ltd.(1)	3,693	125,031
Sumitomo Metal Mining Co., Ltd.(1)	5,000	62,668
US Silica Holdings, Inc.	1,887	72,027
		353,316

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Operations — 0.1%
Grana y Montero SA ADR†	871	$15,034
Harbinger Group, Inc.†	5,315	65,002
Wendel SA(1)	729	113,410
		193,446
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	949	84,888
Drug Delivery Systems — 0.0%
Antares Pharma, Inc.†	4,466	15,631
Nektar Therapeutics†	1,764	21,380
		37,011
E-Commerce/Products — 0.0%
Blue Nile, Inc.†	467	16,252
Overstock.com, Inc.†	1,405	27,679
Shutterfly, Inc.†	233	9,944
		53,875
E-Commerce/Services — 1.2%
58.com, Inc. ADR†	469	19,525
Angie's List, Inc.†	218	2,655
Ctrip.com International, Ltd. ADR†	300	15,126
Expedia, Inc.	3,650	264,625
Liberty Interactive Corp., Class A†	13,700	395,519
Priceline Group, Inc.†	1,000	1,191,890
RetailMeNot, Inc.†	1,143	36,576
		1,925,916
E-Marketing/Info — 0.0%
Conversant, Inc.†	1,470	41,381
E-Services/Consulting — 0.0%
Perficient, Inc.†	1,695	30,713
Electric Products-Misc. — 0.3%
AMETEK, Inc.	8,250	424,793
Hitachi, Ltd.(1)	5,000	36,832
		461,625
Electric-Generation — 0.0%
China Resources Power Holdings Co., Ltd.(1)	8,000	20,839
China WindPower Group, Ltd.†(1)	310,000	25,355
		46,194
Electric-Integrated — 1.8%
Chubu Electric Power Co., Inc.†(1)	1,500	17,623
CMS Energy Corp.	8,800	257,664
Edison International	10,600	600,066
Enel SpA(1)	20,114	113,972
Entergy Corp.	5,800	387,730
GDF Suez(1)	4,182	114,595
Origin Energy, Ltd.(1)	2,863	37,962
PG&E Corp.	14,500	626,400
PPL Corp.	20,600	682,684
Tenaga Nasional Bhd(1)	15,600	57,108
		2,895,804
Security Description	Shares	Value (Note 2)
Electric-Transmission — 0.1%
Red Electrica Corp. SA(1)	2,004	$163,047
Electronic Components-Misc. — 0.3%
Gentex Corp.	5,900	186,027
Omron Corp.(1)	3,500	144,053
Pegatron Corp.(1)	27,000	40,340
Radiant Opto-Electronics Corp.(1)	10,330	41,757
Sparton Corp.†	1,070	31,329
Stoneridge, Inc.†	2,922	32,814
Toshiba Corp.(1)	3,000	12,680
		489,000
Electronic Components-Semiconductors — 1.0%
Broadcom Corp., Class A	31,300	985,324
Cavium, Inc.†	319	13,950
Ceva, Inc.†	1,704	29,922
Fairchild Semiconductor International, Inc.†	1,157	15,955
Freescale Semiconductor, Ltd.†	1,462	35,687
GT Advanced Technologies, Inc.†	723	12,327
Inotera Memories, Inc.†(1)	76,000	59,659
Integrated Silicon Solution, Inc.†	3,894	60,552
Mellanox Technologies, Ltd.†	453	17,726
Microsemi Corp.†	729	18,247
OmniVision Technologies, Inc.†	2,241	39,666
Rovi Corp.†	1,664	37,906
Samsung Electronics Co., Ltd.(1)	200	252,914
Semtech Corp.†	766	19,410
Silicon Image, Inc.†	4,784	33,009
		1,632,254
Electronic Design Automation — 0.4%
Cadence Design Systems, Inc.†	32,600	506,604
Mentor Graphics Corp.	3,490	76,850
		583,454
Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	3,100	173,352
Keyence Corp.(1)	300	123,419
		296,771
Electronic Parts Distribution — 0.0%
Tech Data Corp.†	917	55,900
Electronic Security Devices — 0.1%
Allegion PLC	3,966	206,906
Electronics-Military — 0.3%
L-3 Communications Holdings, Inc.	3,100	366,265
Safran SA(1)	945	65,538
		431,803
Energy-Alternate Sources — 0.0%
FutureFuel Corp.	3,385	68,715
Engineering/R&D Services — 0.2%
ABB, Ltd.(1)	4,826	124,954
Engility Holdings, Inc.†	887	39,959
Gaztransport Et Technigaz SA†	141	9,128
JGC Corp.(1)	3,000	104,222

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Engineering/R&D Services (continued)
Singapore Technologies Engineering, Ltd.(1)	28,000	$85,157
		363,420
Engines-Internal Combustion — 0.6%
Cummins, Inc.	6,300	938,637
Enterprise Software/Service — 1.7%
CA, Inc.	16,700	517,199
MedAssets, Inc.†	2,327	57,500
Oracle Corp.	49,550	2,027,091
Proofpoint, Inc.†	490	18,169
Qlik Technologies, Inc.†	312	8,296
SAP AG(1)	638	51,642
SciQuest, Inc.†	510	13,778
Tyler Technologies, Inc.†	513	42,928
Ultimate Software Group, Inc.†	361	49,457
		2,786,060
Entertainment Software — 0.3%
Activision Blizzard, Inc.	27,000	551,880
Environmental Monitoring & Detection — 0.0%
MSA Safety, Inc.	434	24,738
Filtration/Separation Products — 0.1%
Alfa Laval AB(1)	5,198	141,103
Polypore International, Inc.†	268	9,168
		150,271
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	303	43,071
Finance-Consumer Loans — 0.1%
Encore Capital Group, Inc.†	1,373	62,746
Nelnet, Inc., Class A	1,216	49,734
Ocwen Financial Corp.†	720	28,210
Portfolio Recovery Associates, Inc.†	1,323	76,549
		217,239
Finance-Credit Card — 0.6%
Credit Saison Co., Ltd.(1)	1,900	37,734
Discover Financial Services	15,900	925,221
Visa, Inc., Class A	65	14,031
		976,986
Finance-Leasing Companies — 0.0%
MicroFinancial, Inc.	1,504	11,836
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	714	18,906
Federal Agricultural Mtg. Corp., Class C	799	26,567
		45,473
Finance-Other Services — 0.0%
WageWorks, Inc.†	805	45,169
Food-Catering — 0.1%
Compass Group PLC(1)	9,260	141,530
Security Description	Shares	Value (Note 2)
Food-Confectionery — 0.1%
Barry Callebaut AG(1)	21	$28,325
Lindt & Spruengli AG(1)	32	158,625
		186,950
Food-Meat Products — 0.0%
JBS SA	9,665	33,054
Food-Misc./Diversified — 0.5%
Associated British Foods PLC(1)	1,055	48,923
Boulder Brands, Inc.†	581	10,237
Calbee, Inc.(1)	4,200	99,121
Hain Celestial Group, Inc.†	163	14,910
Kerry Group PLC, Class A(1)	657	50,146
MEIJI Holdings Co., Ltd.(1)	1,500	94,507
Nestle SA(1)	4,947	372,751
Unilever PLC(1)	1,627	69,489
		760,084
Food-Retail — 0.3%
Carrefour SA(1)	2,761	106,992
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,294	56,625
Distribuidora Internacional de Alimentacion SA(1)	7,905	72,351
Jeronimo Martins SGPS SA(1)	1,233	20,711
Koninklijke Ahold NV(1)	4,297	86,376
Magnit OJSC	219	50,350
Seven & I Holdings Co., Ltd.(1)	200	7,628
WM Morrison Supermarkets PLC(1)	1,131	4,020
Woolworths, Ltd.(1)	1,634	54,151
		459,204
Food-Wholesale/Distribution — 0.0%
Spartan Stores, Inc.	1,093	25,369
United Natural Foods, Inc.†	324	22,978
		48,347
Footwear & Related Apparel — 0.1%
Crocs, Inc.†	668	10,421
Deckers Outdoor Corp.†	300	23,919
Steven Madden, Ltd.†	345	12,413
Wolverine World Wide, Inc.	981	28,007
		74,760
Gas-Distribution — 0.2%
Centrica PLC(1)	21,740	119,719
China Resources Gas Group, Ltd.(1)	18,000	57,252
Tokyo Gas Co., Ltd.(1)	9,000	45,633
UGI Corp.	3,700	168,757
		391,361
Hazardous Waste Disposal — 0.0%
US Ecology, Inc.	481	17,855
Home Furnishings — 0.0%
La-Z-Boy, Inc.	752	20,379
Select Comfort Corp.†	1,509	27,283
		47,662

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hotels/Motels — 0.2%
Dalata Hotel Group, Ltd.†	1,998	$7,817
Home Inns & Hotels Management, Inc. ADR†	903	29,158
Intrawest Resorts Holdings, Inc.†	1,050	13,692
Marcus Corp.	2,317	38,694
Wyndham Worldwide Corp.	4,000	292,920
		382,281
Human Resources — 0.3%
Barrett Business Services, Inc.	503	29,964
Kforce, Inc.	2,151	45,859
Korn/Ferry International†	1,154	34,355
Manpowergroup, Inc.	2,800	220,724
On Assignment, Inc.†	1,547	59,699
Randstad Holding NV(1)	553	32,452
TrueBlue, Inc.†	4,315	126,257
		549,310
Import/Export — 0.1%
ITOCHU Corp.(1)	700	8,166
Marubeni Corp.(1)	5,000	33,518
Mitsubishi Corp.(1)	2,200	40,797
		82,481
Industrial Automated/Robotic — 0.4%
Hollysys Automation Technologies, Ltd.†	1,861	40,086
Rockwell Automation, Inc.	4,600	572,930
		613,016
Instruments-Scientific — 0.0%
FEI Co.	363	37,396
Insurance Brokers — 0.6%
Aon PLC	11,900	1,002,932
Insurance-Life/Health — 0.6%
AIA Group, Ltd.(1)	38,400	182,444
American Equity Investment Life Holding Co.	2,507	59,215
Cathay Financial Holding Co., Ltd.(1)	30,626	44,770
Challenger, Ltd.(1)	6,707	39,841
China Life Insurance Co., Ltd.(1)	19,000	53,949
China Pacific Insurance Group Co., Ltd. Class H(1)	14,800	53,091
CNO Financial Group, Inc.	2,604	47,132
Hanwha Life Insurance Co., Ltd.(1)	6,350	41,689
ING Groep NV CVA†(1)	3,159	44,898
Legal & General Group PLC(1)	25,867	88,399
Protective Life Corp.	1,059	55,693
Prudential PLC(1)	7,765	164,495
St James's Place PLC(1)	3,074	42,335
Symetra Financial Corp.	2,246	44,516
		962,467
Insurance-Multi-line — 0.6%
ACE, Ltd.	224	22,189
Ageas(1)	2,870	127,993
Allianz SE(1)	995	168,154
Security Description	Shares	Value (Note 2)
Insurance-Multi-line (continued)
American Financial Group, Inc.	3,762	$217,105
Assicurazioni Generali SpA(1)	6,036	134,697
AXA SA(1)	6,213	161,766
Genworth Financial, Inc., Class A†	7,828	138,790
Porto Seguro SA	1,428	20,045
		990,739
Insurance-Property/Casualty — 0.8%
Admiral Group PLC(1)	185	4,408
AmTrust Financial Services, Inc.	1,316	49,495
Insurance Australia Group, Ltd.(1)	21,703	112,323
Intact Financial Corp.	174	10,829
Meritz Fire & Marine Insurance Co., Ltd.(1)	1,760	24,594
MS&AD Insurance Group Holdings(1)	200	4,573
ProAssurance Corp.	824	36,693
Stewart Information Services Corp.	1,781	62,566
Third Point Reinsurance, Ltd.†	2,309	36,598
Tokio Marine Holdings, Inc.(1)	200	5,996
Travelers Cos., Inc.	11,400	970,140
		1,318,215
Insurance-Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	5,500	252,175
Berkshire Hathaway, Inc., Class B†	1,000	124,970
Maiden Holdings, Ltd.	2,254	28,130
Muenchener Rueckversicherungs AG(1)	329	71,875
SCOR SE(1)	397	13,911
		491,061
Internet Application Software — 0.1%
Brightcove, Inc.†	1,849	18,176
Intralinks Holdings, Inc.†	3,062	31,324
Tencent Holdings, Ltd.(1)	1,700	118,364
Vocus, Inc.†	1,754	23,381
Zynga, Inc., Class A†	3,500	15,050
		206,295
Internet Connectivity Services — 0.0%
Internet Initiative Japan, Inc.(1)	900	21,687
Internet Content-Information/News — 0.0%
XO Group, Inc.†	1,960	19,874
Internet Incubators — 0.0%
Safeguard Scientifics, Inc.†	1,684	37,351
Internet Infrastructure Software — 0.4%
F5 Networks, Inc.†	5,500	586,465
Internet Security — 0.3%
Symantec Corp.	27,700	553,169
Internet Telephone — 0.0%
BroadSoft, Inc.†	230	6,148
RingCentral, Inc.†	258	4,670
		10,818

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Companies — 0.1%
Exor SpA(1)	1,482	$66,601
Investor AB, Class B(1)	2,715	98,365
		164,966
Lasers-System/Components — 0.0%
II-VI, Inc.†	2,618	40,396
Leisure Products — 0.0%
Sega Sammy Holdings, Inc.(1)	1,400	31,293
Lighting Products & Systems — 0.1%
OSRAM Licht AG†(1)	1,377	89,429
Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	663	40,556
Machine Tools & Related Products — 0.1%
THK Co., Ltd.(1)	3,500	78,394
Machinery-Construction & Mining — 0.0%
Hitachi Construction Machinery Co., Ltd.(1)	900	17,310
Hyster-Yale Materials Handling, Inc.	415	40,462
		57,772
Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	794	33,761
Machinery-Farming — 0.1%
AGCO Corp.	3,500	193,060
Machinery-General Industrial — 0.2%
Altra Industrial Motion Corp.	1,924	68,687
DXP Enterprises, Inc.†	345	32,751
IDEX Corp.	2,900	211,381
Kadant, Inc.	1,065	38,840
Rheinmetall AG(1)	412	28,971
		380,630
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	205	11,113
Machinery-Pumps — 0.0%
Ebara Corp.(1)	2,000	12,504
Marine Services — 0.1%
Ezion Holdings, Ltd.(1)	45,200	77,819
Medical Information Systems — 0.0%
athenahealth, Inc.†	119	19,068
Computer Programs & Systems, Inc.	216	13,954
		33,022
Medical Instruments — 0.4%
Abaxis, Inc.†	281	10,925
AtriCure, Inc.†	1,113	20,936
CONMED Corp.	1,752	76,124
DexCom, Inc.†	495	20,473
Intuitive Surgical, Inc.†	1,000	437,990
Thoratec Corp.†	464	16,616
		583,064
Security Description	Shares	Value (Note 2)
Medical Products — 0.3%
Accuray, Inc.†	2,448	$23,501
Aspen Pharmacare Holdings, Ltd.(1)	1,485	39,681
Coloplast A/S, Class B(1)	2,034	164,816
Cyberonics, Inc.†	261	17,030
Globus Medical, Inc., Class A†	1,072	28,504
Greatbatch, Inc.†	2,198	100,932
Haemonetics Corp.†	305	9,940
Hanger, Inc.†	1,359	45,771
Hill-Rom Holdings, Inc.	1,257	48,445
NxStage Medical, Inc.†	1,197	15,250
		493,870
Medical Sterilization Products — 0.0%
STERIS Corp.	561	26,788
Medical-Biomedical/Gene — 0.6%
Aegerion Pharmaceuticals, Inc.†	706	32,561
ARIAD Pharmaceuticals, Inc.†	5,423	43,709
Cambrex Corp.†	3,295	62,176
Celgene Corp.†	3,500	488,600
Celldex Therapeutics, Inc.†	370	6,538
Cubist Pharmaceuticals, Inc.†	1,114	81,489
Intercept Pharmaceuticals, Inc.†	68	22,426
InterMune, Inc.†	1,240	41,503
Isis Pharmaceuticals, Inc.†	402	17,370
Lexicon Pharmaceuticals, Inc.†	3,496	6,048
Medicines Co.†	1,809	51,412
Merrimack Pharmaceuticals, Inc.†	3,748	18,890
Nanosphere, Inc.†	6,125	13,169
NewLink Genetics Corp.†	331	9,400
NPS Pharmaceuticals, Inc.†	872	26,099
Repligen Corp.†	1,214	15,612
Retrophin, Inc.†	1,047	22,270
Sequenom, Inc.†	3,977	9,744
Sunesis Pharmaceuticals, Inc.†	1,540	10,179
		979,195
Medical-Drugs — 5.6%
AbbVie, Inc.	13,000	668,200
ACADIA Pharmaceuticals, Inc.†	906	22,043
Actelion, Ltd.(1)	1,163	110,276
Alkermes PLC†	767	33,817
Array BioPharma, Inc.†	2,509	11,792
Astellas Pharma, Inc.(1)	4,300	50,940
AstraZeneca PLC(1)	3,646	236,235
Auxilium Pharmaceuticals, Inc.†	1,287	34,981
Bayer AG(1)	1,869	252,757
BioSpecifics Technologies Corp.†	483	12,519
Conatus Pharmaceuticals, Inc.†	366	2,977
Eli Lilly & Co.	8,184	481,710
Enanta Pharmaceuticals, Inc.†	349	13,957
Endo International PLC†	351	24,096
GlaxoSmithKline PLC(1)	7,876	209,814
Grifols SA ADR	884	36,509
Hisamitsu Pharmaceutical Co., Inc.(1)	1,200	54,121
Insys Therapeutics, Inc.†	1,521	62,994
Jazz Pharmaceuticals PLC†	2,185	303,016

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Johnson & Johnson	21,287	$2,091,022
Merck & Co., Inc.	24,576	1,395,180
Novartis AG(1)	2,060	174,967
Novo Nordisk A/S(1)	2,805	127,963
Orion Oyj, Class B(1)	2,957	89,339
Pfizer, Inc.	54,123	1,738,431
Prestige Brands Holdings, Inc.†	1,339	36,488
Receptos, Inc.†	500	20,970
Roche Holding AG(1)	915	275,037
Salix Pharmaceuticals, Ltd.†	964	99,880
Sanofi(1)	2,541	265,535
Shire PLC(1)	651	32,034
SIGA Technologies, Inc.†	5,611	17,394
Stada Arzneimittel AG(1)	159	6,814
Sucampo Pharmaceuticals, Inc., Class A†	1,747	12,491
Takeda Pharmaceutical Co., Ltd.(1)	800	37,873
Trevena, Inc.†	1,424	11,193
		9,055,365
Medical-Generic Drugs — 0.0%
Actavis PLC†	100	20,585
Impax Laboratories, Inc.†	1,630	43,065
		63,650
Medical-HMO — 1.1%
Aetna, Inc.	10,200	764,694
Centene Corp.†	252	15,687
Health Net, Inc.†	3,010	102,370
Triple-S Management Corp., Class B†	704	11,363
WellCare Health Plans, Inc.†	1,101	69,935
WellPoint, Inc.	8,100	806,355
		1,770,404
Medical-Hospitals — 0.0%
Community Health Systems, Inc.†	1,259	49,315
Medical-Nursing Homes — 0.0%
Kindred Healthcare, Inc.	1,669	39,088
Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	1,196	17,808
Amsurg Corp.†	875	41,195
		59,003
Medical-Wholesale Drug Distribution — 1.1%
Cardinal Health, Inc.	9,300	650,814
McKesson Corp.	6,100	1,077,077
Sinopharm Group Co., Ltd.(1)	10,000	27,588
Suzuken Co., Ltd.(1)	1,000	38,646
		1,794,125
Metal Processors & Fabrication — 0.1%
LB Foster Co., Class A	698	32,701
NN, Inc.	2,705	53,289
		85,990
Metal-Copper — 0.0%
Antofagasta PLC(1)	4,878	68,058
Security Description	Shares	Value (Note 2)
Metal-Diversified — 0.1%
Glencore Xstrata PLC (SGMX)(1)	21,932	$113,128
Glencore Xstrata PLC (JSE)†(1)	5,353	27,828
Rio Tinto PLC(1)	1,621	90,403
		231,359
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.(1)	1,928	9,444
Vale SA ADR	1,556	21,520
		30,964
Miscellaneous Manufacturing — 0.1%
TriMas Corp.†	2,484	82,469
Motion Pictures & Services — 0.0%
CJ CGV Co., Ltd.(1)	693	33,917
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	304	25,186
Multimedia — 0.6%
Demand Media, Inc.†	1,864	9,040
Naspers, Ltd., Class N(1)	847	93,452
Viacom, Inc., Class B	10,500	892,395
		994,887
Networking Products — 0.4%
Anixter International, Inc.	855	86,800
Calix, Inc.†	957	8,067
Fortinet, Inc.†	23,800	524,314
		619,181
Non-Ferrous Metals — 0.0%
Horsehead Holding Corp.†	3,513	59,089
Non-Hazardous Waste Disposal — 0.0%
China Water Affairs Group, Ltd.(1)	60,000	19,039
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	8,858	230,219
Oil Companies-Exploration & Production — 2.0%
BG Group PLC(1)	6,159	114,867
Cabot Oil & Gas Corp.	8,200	277,816
Callon Petroleum Co.†	6,374	53,350
Canadian Natural Resources, Ltd.	608	23,302
ConocoPhillips	17,540	1,233,939
Genel Genergy PLC†(1)	1,285	21,061
Gulfport Energy Corp.†	407	28,970
Kodiak Oil & Gas Corp.†	2,555	31,018
Lone Pine Resources Canada, Ltd.†(2)(13)	1,247	1,584
Lone Pine Resources, Inc., Class A†(2)(13)	1,247	62
Occidental Petroleum Corp.	12,789	1,218,664
Rosetta Resources, Inc.†	392	18,259
Stone Energy Corp.†	1,247	52,337
Unit Corp.†	624	40,797
VAALCO Energy, Inc.†	3,364	28,762
W&T Offshore, Inc.	1,093	18,920
Woodside Petroleum, Ltd.(1)	2,368	85,723
		3,249,431

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Integrated — 2.2%
BP PLC(1)	$29,911	$239,537
Chevron Corp.	1,843	219,151
China Petroleum & Chemical Corp., Class H(1)	44,000	39,416
Eni SpA(1)	5,947	149,345
Exxon Mobil Corp.	10,993	1,073,796
Lukoil OAO ADR(1)	1,431	79,653
Phillips 66	10,420	802,965
Repsol SA(1)	2,726	69,659
Royal Dutch Shell PLC, Class A (Euronext)(1)	1,927	70,405
Royal Dutch Shell PLC, Class A (BATs)(1)	5,541	202,542
Royal Dutch Shell PLC, Class B(1)	4,339	169,279
Statoil ASA(1)	5,905	166,786
Suncor Energy, Inc.	1,099	38,383
Total SA(1)	3,200	210,176
		3,531,093
Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	1,200	134,520
Oil Refining & Marketing — 0.5%
Delek US Holdings, Inc.	2,180	63,307
PBF Energy, Inc.	2,400	61,920
Tesoro Corp.	3,100	156,829
Valero Energy Corp.	9,800	520,380
		802,436
Oil-Field Services — 1.7%
AMEC PLC(1)	5,638	105,560
Baker Hughes, Inc.	7,900	513,658
Halliburton Co.	276	16,254
Key Energy Services, Inc.†	4,894	45,220
MRC Global, Inc.†	3,400	91,664
Oceaneering International, Inc.	2,400	172,464
Oil States International, Inc.†	1,500	147,900
Petrofac, Ltd.(1)	1,062	25,536
Schlumberger, Ltd.	15,700	1,530,750
SPT Energy Group, Inc.(1)	82,000	40,691
Superior Energy Services, Inc.	4,700	144,572
		2,834,269
Optical Supplies — 0.1%
Luxottica Group SpA(1)	367	21,222
Staar Surgical Co.†	3,058	57,490
		78,712
Paper & Related Products — 0.1%
Domtar Corp.	1,054	118,280
KapStone Paper and Packaging Corp.†	689	19,871
UPM-Kymmene OYJ(1)	5,442	93,191
		231,342
Patient Monitoring Equipment — 0.0%
Insulet Corp.†	786	37,272
Security Description	Shares	Value (Note 2)
Petrochemicals — 0.1%
LG Chem, Ltd.(1)	$166	$39,737
Mexichem SAB de CV	6,152	21,676
Ultrapar Participacoes SA	1,126	27,249
		88,662
Photo Equipment & Supplies — 0.1%
Konica Minolta, Inc.(1)	14,000	130,390
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	287	10,312
Platinum — 0.0%
Stillwater Mining Co.†	1,018	15,077
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	917	22,466
Canadian Solar, Inc.†	642	20,570
Generac Holdings, Inc.	1,109	65,398
Schneider Electric SA(1)	105	9,335
		117,769
Printing-Commercial — 0.1%
Deluxe Corp.	1,925	101,005
Ennis, Inc.	1,608	26,645
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,322	35,817
		163,467
Private Equity — 0.0%
Eurazeo SA(1)	230	20,692
KKR & Co. LP	900	20,556
		41,248
Publishing-Newspapers — 0.2%
Gannett Co., Inc.	8,200	226,320
Graham Holdings Co., Class B	200	140,750
		367,070
Racetracks — 0.0%
Penn National Gaming, Inc.†	3,722	45,855
Real Estate Investment Trusts — 2.3%
AG Mortgage Investment Trust, Inc.	631	11,049
Agree Realty Corp.	1,087	33,056
American Capital Agency Corp.	8,000	171,920
ARMOUR Residential REIT, Inc.	3,372	13,893
Ashford Hospitality Prime, Inc.	794	12,005
Ashford Hospitality Trust, Inc.	3,967	44,708
AvalonBay Communities, Inc.	2,600	341,432
Beni Stabili SpA(1)	13,720	11,812
CBL & Associates Properties, Inc.	1,407	24,974
Chimera Investment Corp.	22,000	67,320
CYS Investments, Inc.	1,990	16,437
Dexus Property Group(1)	82,756	81,366
Education Realty Trust, Inc.	5,541	54,690
EPR Properties	587	31,340
Federal Realty Investment Trust	1,400	160,608
First Industrial Realty Trust, Inc.	1,275	24,633
Geo Group, Inc.	447	14,411
Glimcher Realty Trust	2,473	24,804

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
GPT Group(1)	25,996	$88,251
Hammerson PLC(1)	6,443	59,570
Hibernia REIT PLC†(1)	32,095	46,814
Invesco Mortgage Capital, Inc.	1,034	17,030
Investors Real Estate Trust	2,874	25,808
iStar Financial, Inc.†	2,381	35,143
Kilroy Realty Corp.	1,600	93,728
Lexington Realty Trust	5,437	59,318
LTC Properties, Inc.	1,544	58,101
MFA Financial, Inc.	3,389	26,265
National Health Investors, Inc.	817	49,396
Omega Healthcare Investors, Inc.	701	23,497
One Liberty Properties, Inc.	1,394	29,720
PS Business Parks, Inc.	779	65,140
Public Storage	2,900	488,621
Ramco-Gershenson Properties Trust	1,596	26,015
Rayonier, Inc.	2,600	119,366
Select Income REIT	1,025	31,027
Shopping Centres Australasia Property Group(1)	6,957	10,714
Simon Property Group, Inc.	6,300	1,033,200
Sovran Self Storage, Inc.	251	18,436
Starwood Property Trust, Inc.	791	18,660
Starwood Waypoint Residential Trust†	159	4,578
Summit Hotel Properties, Inc.	3,547	32,916
Universal Health Realty Income Trust	366	15,460
Westfield Group(1)	6,065	57,678
		3,674,910
Real Estate Management/Services — 0.2%
HFF, Inc., Class A	3,427	115,182
Mitsubishi Estate Co., Ltd.(1)	2,000	47,596
Regus PLC(1)	12,524	46,078
WP Carey, Inc.	1,200	72,084
		280,940
Real Estate Operations & Development — 0.2%
Bekasi Fajar Industrial Estate Tbk PT(1)	361,200	18,137
Cathay Real Estate Development Co., Ltd.(1)	35,000	21,425
Hemaraj Land and Development PCL	267,200	25,699
Hong Kong Land Holdings, Ltd.(1)	1,000	6,468
Robinsons Land Corp.(1)	55,200	26,996
Sun Hung Kai Properties, Ltd.(1)	1,000	12,262
Surya Semesta Internusa Tbk PT(1)	290,800	24,732
Tokyu Fudosan Holdings Corp.(1)	14,000	104,202
Wheelock & Co., Ltd.(1)	23,000	90,051
		329,972
Security Description	Shares	Value (Note 2)
Recreational Centers — 0.0%
Town Sports International Holdings, Inc.	1,563	$13,270
Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	350	24,395
Retail-Apparel/Shoe — 0.7%
American Eagle Outfitters, Inc.	9,500	116,280
ANN, Inc.†	1,386	57,491
Ascena Retail Group, Inc.†	1,221	21,099
Brown Shoe Co., Inc.	735	19,507
Buckle, Inc.	443	20,289
Coach, Inc.	7,187	356,906
Destination Maternity Corp.	2,089	57,239
Gap, Inc.	7,700	308,462
Genesco, Inc.†	514	38,329
Next PLC(1)	1,818	200,430
		1,196,032
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	2,300	290,950
Retail-Automobile — 0.1%
China ZhengTong Auto Service Holdings, Ltd.†(1)	98,000	54,598
Kolao Holdings(1)	930	21,694
Sonic Automotive, Inc., Class A	1,772	39,835
		116,127
Retail-Building Products — 1.6%
Home Depot, Inc.	17,900	1,416,427
Kingfisher PLC(1)	3,048	21,457
Lowe's Cos., Inc.	23,300	1,139,370
Lumber Liquidators Holdings, Inc.†	187	17,541
Tile Shop Holdings, Inc.†	879	13,581
		2,608,376
Retail-Convenience Store — 0.0%
CP ALL PCL	20,900	28,026
Retail-Discount — 0.1%
Big Lots, Inc.†	1,266	47,943
HSN, Inc.	303	18,098
Magazine Luiza SA	8,100	23,133
		89,174
Retail-Drug Store — 1.5%
CVS Caremark Corp.	33,400	2,500,324
Retail-Hypermarkets — 0.0%
Puregold Price Club, Inc.(1)	70,900	69,746
Retail-Jewelry — 0.1%
Cie Financiere Richemont SA(1)	1,246	119,307
Cie Financiere Richemont SA ADR(1)	2,201	21,112
Swatch Group AG(1)	133	83,591
		224,010
Retail-Major Department Stores — 0.0%
Matahari Department Store Tbk PT†(1)	45,900	56,334

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Misc./Diversified — 0.1%
CST Brands, Inc.	3,944	$123,210
Five Below, Inc.†	233	9,898
Woolworths Holdings, Ltd.(1)	4,995	34,818
		167,926
Retail-Pet Food & Supplies — 0.2%
Pets at Home Group PLC†	2,717	10,871
PetSmart, Inc.	3,300	227,337
		238,208
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	1,339	59,050
Retail-Regional Department Stores — 0.3%
Macy's, Inc.	9,300	551,397
Retail-Restaurants — 0.1%
Gourmet Master Co., Ltd.(1)	2,000	15,533
Krispy Kreme Doughnuts, Inc.†	1,525	27,038
Papa John's International, Inc.	1,059	55,185
Popeyes Louisiana Kitchen, Inc.†	849	34,503
Red Robin Gourmet Burgers, Inc.†	287	20,572
		152,831
Retail-Sporting Goods — 0.0%
Sports Direct International PLC†(1)	2,135	30,349
Rubber-Tires — 0.2%
Continental AG(1)	954	228,604
Cooper Tire & Rubber Co.	852	20,704
		249,308
Satellite Telecom — 0.1%
EchoStar Corp., Class A†	2,592	123,276
Iridium Communications, Inc.†	2,845	21,366
Loral Space & Communications, Inc.†	532	37,628
		182,270
Savings & Loans/Thrifts — 0.2%
BofI Holding, Inc.†	665	57,024
First Niagara Financial Group, Inc.	28,600	270,270
Flushing Financial Corp.	1,329	28,002
Heritage Financial Group, Inc.	1,113	21,870
Pacific Premier Bancorp, Inc.†	1,257	20,288
		397,454
Schools — 0.2%
Bright Horizons Family Solutions, Inc.†	943	36,881
Estacio Participacoes SA	3,600	36,269
Grand Canyon Education, Inc.†	336	15,691
ITT Educational Services, Inc.†	4,735	135,800
New Oriental Education & Technology Group ADR	500	14,675
		239,316
Security Description	Shares	Value (Note 2)
Security Services — 0.2%
ADT Corp.	7,400	$221,630
Ascent Capital Group, Inc., Class A†	153	11,559
LifeLock, Inc.†	795	13,603
		246,792
Semiconductor Components-Integrated Circuits — 0.4%
Advanced Semiconductor Engineering, Inc.(1)	48,000	53,088
Cirrus Logic, Inc.†	933	18,539
Marvell Technology Group, Ltd.	29,700	467,775
NXP Semiconductor NV†	72	4,234
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	29,039	113,466
		657,102
Semiconductor Equipment — 0.2%
ASML Holding NV(1)	1,233	114,153
Entegris, Inc.†	3,168	38,364
Magnachip Semiconductor Corp.†	793	11,054
Photronics, Inc.†	2,971	25,343
Tokyo Electron, Ltd.(1)	1,600	98,232
Ultra Clean Holdings, Inc.†	2,926	38,477
		325,623
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(1)	989	80,601
Steel-Producers — 0.1%
Reliance Steel & Aluminum Co.	1,600	113,056
Voestalpine AG(1)	2,678	118,038
		231,094
Steel-Specialty — 0.1%
Hitachi Metals, Ltd.(1)	12,000	170,405
Sugar — 0.0%
Suedzucker AG(1)	2,191	62,477
Telecom Services — 0.1%
Inteliquent, Inc.	1,570	22,812
Tele2 AB, Series B(1)	3,305	40,981
Telenor ASA(1)	3,643	80,727
USA Mobility, Inc.	1,549	28,145
Ziggo NV(1)	1,173	52,133
		224,798
Telecommunication Equipment — 0.0%
Alcatel-Lucent†(1)	3,903	15,422
ARRIS Group, Inc.†	579	16,316
Plantronics, Inc.	253	11,246
ShoreTel, Inc.†	1,761	15,144
		58,128
Telephone-Integrated — 1.5%
BT Group PLC(1)	26,577	169,148
Deutsche Telekom AG(1)	6,925	112,010
Frontier Communications Corp.	6,956	39,649
IDT Corp., Class B	1,070	17,826
KDDI Corp.(1)	100	5,819

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telephone-Integrated (continued)
Orange SA(1)	5,899	$87,233
SoftBank Corp.(1)	2,600	196,090
Telefonica SA(1)	5,595	88,593
Telstra Corp., Ltd.(1)	24,512	115,622
Verizon Communications, Inc.	32,482	1,545,169
		2,377,159
Television — 0.4%
Atresmedia Corp. de Medios de Comunicacion SA†(1)	2,374	36,589
ITV PLC(1)	38,855	124,270
Liberty Media Corp.†	2,600	339,898
LIN Media LLC†	688	18,232
Mediaset SpA†(1)	4,953	27,753
Sinclair Broadcast Group, Inc., Class A	2,501	67,752
		614,494
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	1,778	24,430
Theaters — 0.0%
Carmike Cinemas, Inc.†	1,309	39,087
Therapeutics — 0.0%
Questcor Pharmaceuticals, Inc.	887	57,593
Threshold Pharmaceuticals, Inc.†	2,885	13,733
		71,326
Tobacco — 0.2%
British American Tobacco PLC(1)	1,990	110,791
Japan Tobacco, Inc.(1)	5,800	181,867
Philip Morris International, Inc.	84	6,877
		299,535
Toys — 0.1%
Namco Bandai Holdings, Inc.(1)	3,700	87,383
Nintendo Co., Ltd.(1)	100	11,911
		99,294
Transactional Software — 0.0%
Bottomline Technologies de, Inc.†	394	13,849
Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.†	2,427	110,671
Transport-Marine — 0.1%
Aegean Marine Petroleum Network, Inc. ADR	5,018	49,478
Diana Shipping, Inc.†	2,154	25,826
StealthGas, Inc.†	8,061	91,654
		166,958
Transport-Rail — 0.1%
Central Japan Railway Co.(1)	1,400	164,044
Transport-Services — 0.1%
ComfortDelGro Corp., Ltd.(1)	46,000	72,669
Deutsche Post AG(1)	2,030	75,408
Matson, Inc.	459	11,332
Universal Truckload Services, Inc.	157	4,537
XPO Logistics, Inc.†	1,263	37,145
		201,091
Security Description	Shares	Value (Note 2)
Transport-Truck — 0.2%
Quality Distribution, Inc.†	6,437	$83,617
Swift Transportation Co.†	4,337	107,341
Yamato Holdings Co., Ltd.(1)	3,300	71,047
		262,005
Travel Services — 0.1%
Hana Tour Service, Inc.(1)	336	23,289
Thomas Cook Group PLC†(1)	9,802	29,539
TUI Travel PLC(1)	7,655	55,943
		108,771
Veterinary Diagnostics — 0.1%
VCA Antech, Inc.†	2,400	77,352
Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	271	20,417
Water — 0.1%
Beijing Enterprises Water Group, Ltd.(1)	46,000	32,203
United Utilities Group PLC(1)	7,187	94,523
Veolia Environnement SA(1)	1,767	35,042
		161,768
Water Treatment Systems — 0.0%
Coway Co., Ltd.(1)	1,043	73,174
Web Hosting/Design — 0.0%
NIC, Inc.	787	15,197
Web Portals/ISP — 0.7%
AOL, Inc.†	10,000	437,700
Baidu, Inc. ADR†	342	52,114
Google, Inc., Class A†	438	488,155
Iliad SA(1)	58	16,736
NAVER Corp.(1)	25	18,200
United Internet AG(1)	1,905	89,444
Yandex NV, Class A†	1,650	49,814
		1,152,163
Wireless Equipment — 0.1%
Aruba Networks, Inc.†	616	11,550
CalAmp Corp.†	1,926	53,677
RF Micro Devices, Inc.†	9,936	78,296
Ruckus Wireless, Inc.†	1,617	19,663
Ubiquiti Networks, Inc.†	1,024	46,561
		209,747
Total Common Stocks (cost $99,983,934)		125,950,196
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. 7.50%	300	19,971
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Series P Escrow Security 7.25%†	26	0
Real Estate Investment Trusts — 0.0%
EPR Properties Series C 5.75%	995	21,392

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
CONVERTIBLE PREFERRED SECURITIES (continued)
Total Convertible Preferred Securities (cost $57,652)		$41,363
PREFERRED SECURITIES — 0.2%
Banks-Commercial — 0.1%
Banco Bradesco SA ADR	3,476	47,517
Bancolombia SA ADR	650	36,712
Itau Unibanco Holding SA ADR	4,079	60,614
		144,843
Building-Residential/Commercial — 0.0%
M/I Homes, Inc. Series A 9.75%	437	10,947
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. Series G 7.00%*(13)	33	32,594
Electronic Components-Semiconductors — 0.0%
Samsung Electronics Co., Ltd.(1)	40	39,695
Electronic Measurement Instruments — 0.0%
Sartorius AG(1)	209	28,582
Metal-Iron — 0.0%
Vale SA ADR	1,257	15,650
Oil Companies-Integrated — 0.0%
Petroleo Brasileiro SA ADR	2,028	28,128
Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA(1)	317	34,117
Telephone-Integrated — 0.0%
Verizon Communications, Inc. 5.90%	800	19,968
Total Preferred Securities (cost $356,740)		354,524
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Banks-Commercial — 0.1%
Barclays Bank PLC FRS 6.28% due 12/15/2034(3)	$100,000	99,630
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS 1.23% due 06/01/2077	105,000	86,100
Banks-Money Center — 0.0%
BBVA International Preferred SAU FRS 5.92% due 04/18/2017(3)	15,000	14,925
Banks-Super Regional — 0.0%
Fifth Third Bancorp 5.10% due 06/30/2023(3)	9,000	8,280
Diversified Banking Institutions — 0.1%
GMAC Capital Trust I FRS Series 2 8.13% 02/15/2040	900	24,570
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077	138,000	104,880
Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Lloyds Banking Group PLC 6.66% due 05/21/2037*(3)(13)	$30,000	$30,150
		159,600
Diversified Manufacturing Operations — 0.1%
GE Capital Trust I FRS 6.38% due 11/15/2067	90,000	99,000
Electric-Integrated — 0.1%
Puget Sound Energy, Inc. FRS Series A 6.97% due 06/01/2067	40,000	41,035
Wisconsin Energy Corp. FRS 6.25% due 05/15/2067	50,000	51,500
		92,535
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.20% due 03/15/2044	37,000	36,723
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. FRS 8.13% due 06/15/2068	50,000	58,687
MetLife, Inc. 6.40% due 12/15/2066	45,000	47,475
		106,162
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. FRS 7.00% due 03/07/2067*	10,000	10,450
Liberty Mutual Group, Inc. 7.80% due 03/07/2087*	10,000	11,100
		21,550
Pipelines — 0.0%
TransCanada Pipelines, Ltd. FRS 6.35% due 05/15/2067	60,000	62,160
Total Preferred Securities/Capital Securities (cost $732,829)		786,665
ASSET BACKED SECURITIES — 1.3%
Diversified Financial Services — 1.3%
Banc of America Commercial Mtg. Trust Series 2006-5, Class A3 5.39% due 09/10/2047(4)	18,000	18,346
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-1, Class XW 0.04% due 11/10/2042*(4)(5)	2,472,177	237
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2004-5, Class XC 0.87% due 11/10/2041*(4)(5)(13)	598,690	1,746
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-1, Class A4 5.35% due 11/10/2042(4)	45,329	45,819
Banc of America Merrill Lynch Commercial Mtg., Inc. VRS Series 2005-5, Class B 5.39% due 10/10/2045(4)	100,000	102,511

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class XC 0.56% due 12/11/2049*(4)(5)(13)	$1,134,660	$10,449
Commercial Mtg. Pass Through Certs. VRS Series 2006-C8, Class XS 0.71% due 12/10/2046*(4)(5)(13)	2,359,967	29,143
Commercial Mtg. Pass Through Certs. VRS Series 2014-UBS2, Class XA 1.61% due 03/10/2047(4)(5)(6)	379,000	36,242
Commercial Mtg. Pass Through Certs. VRS Series 2013-CR11, Class D 5.34% due 10/10/2046*(4)(13)	53,000	50,266
Countrywide Alternative Loan Trust Series 2005-28CB, Class 2A7 5.75% due 08/25/2035(7)	41,003	37,239
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2003-C3, Class AX 1.50% due 05/15/2038*(4)(5)(13)	34,089	0
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2005-C6, Class AJ 5.23% due 12/15/2040(4)	15,000	15,718
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2002-CP5, Class G 5.88% due 12/15/2035*(4)(13)	140,000	138,720
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C1, Class AX 0.18% due 02/15/2040*(4)(5)(13)	665,156	5,908
Credit Suisse Mtg. Capital Certs. VRS Series 2006-C4, Class AX 0.57% due 09/15/2039*(4)(5)(13)	395,938	4,987
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C2, Class A2 5.45% due 01/15/2049(4)	333	331
GE Capital Commercial Mtg. Corp. VRS Series 2005-C3, Class XC 0.28% due 07/10/2045*(4)(5)	6,047,721	11,642
GMAC Commercial Mtg. Securities, Inc. VRS Series 2005-C1, Class X1 0.77% due 05/10/2043*(4)(5)	1,498,649	7,466
GMAC Commercial Mtg. Securities, Inc. VRS Series 1997-C1, Class X 1.45% due 07/15/2029(4)(5)	142,475	3,412
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
GMAC Commercial Mtg. Securities, Inc., VRS Series 2004-C2, Class A4 5.30% due 08/10/2038(4)	$14,525	$14,676
GS Mtg. Securities Corp. II Series 2013-GC10, Class AS 3.28% due 02/10/2046(4)	22,000	21,275
GS Mtg. Securities Corp. II VRS Series 2005-GG4, Class B 4.84% due 07/10/2039(4)	49,000	49,510
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-LN2, Class A2 5.12% due 07/15/2041(4)	50,173	50,413
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-CB12, Class X1 0.49% due 09/12/2037*(4)(5)(13)	1,330,840	4,948
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2005-LDP1, Class B 5.07% due 03/15/2046(4)	158,000	161,659
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2003-CB6, Class E 6.05% due 07/12/2037*(4)(13)	140,000	148,209
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C13, Class D 4.06% due 01/15/2046*(4)(13)	45,000	39,018
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A2 5.80% due 06/15/2049(4)	12,753	12,759
JP Morgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 5.96% due 02/15/2051(4)	27,414	27,544
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class XCL 0.21% due 11/15/2040*(4)(5)	3,511,277	10,660
LB-UBS Commercial Mtg. Trust VRS Series 2005-C2, Class XCL 0.32% due 04/15/2040*(4)(5)(13)	2,639,914	6,096
LB-UBS Commercial Mtg. Trust VRS Series 2004-C6, Class E 5.18% due 08/15/2036(4)	28,000	28,398
LB-UBS Commercial Mtg. Trust VRS Series 2005-C7, Class C 5.35% due 11/15/2040(4)	50,000	50,921
LB-UBS Commercial Mtg. Trust VRS Series 2008-C1, Class AM 6.14% due 04/15/2041(4)	69,000	79,232

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch Alternative Note Asset Trust FRS Series 2007-OAR2, Class A1 0.33% due 04/25/2037(7)	$82,863	$75,181
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class XC 0.76% due 06/12/2043*(4)(5)(13)	1,488,662	7,885
Mezz Capital Commercial Mtg. Trust VRS Series 2005-C3, Class X 5.23% due 05/15/2044*(4)(5)(6)(13)	119,819	8,268
Mezz Capital Commercial Mtg. Trust VRS Series 2006-C4, Class X 5.31% due 07/15/2045*(4)(5)(6)(13)	167,105	14,572
ML-CFC Commercial Mtg. Trust VRS Series 2006-3, Class AM 5.46% due 07/12/2046(4)	33,000	35,841
ML-CFC Commercial Mtg. Trust VRS Series 2006-1, Class AJ 5.75% due 02/12/2039(4)	58,000	60,743
Morgan Stanley Bank of America Merrill Lynch Trust VRS MSBAM 2013-C11 D 4.42% due 08/15/2046*(4)(13)	57,000	50,283
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2013-C11, Class C 4.42% due 08/15/2046(4)	64,000	63,247
Morgan Stanley Capital I Trust Series 2005-IQ9, Class B 4.86% due 07/15/2056(4)	130,000	136,897
Morgan Stanley Capital I Trust Series 2007-HQ11, Class A31 5.44% due 02/12/2044(4)	16,960	17,068
Morgan Stanley Capital I Trust VRS Series 2007-HQ12, Class A2FX 5.58% due 04/12/2049(4)	39,851	40,686
Morgan Stanley Re-REMIC Trust VRS Series 2010-C30A, Class A3B 5.25% due 12/17/2043*(4)	27,745	27,813
Wachovia Bank Commercial Mtg. Trust Series 2007-C34, Class A2 5.57% due 05/15/2046(4)	50,426	49,575
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C18, Class XC 0.32% due 04/15/2042*(4)(5)(13)	3,807,101	9,305
WaMu Mtg. Pass Through Certs. FRS Series 2005-AR9, Class A1B 0.53% due 07/25/2045(7)	46,215	41,969
Security Description	Principal Amount(11)	Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Commercial Mtg. Trust VRS Series 2013-LC12, Class D 4.30% due 07/15/2046*(4)(13)	$59,000	$51,332
WF-RBS Commercial Mtg. Trust Series 2013-C12, Class AS 3.56% due 03/15/2048	20,000	19,734
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class D 4.23% due 03/15/2047*(4)(6)(13)	19,000	16,149
WF-RBS Commercial Mtg. Trust VRS Series 2013-C11, Class XA 1.51% due 03/15/2045*(4)(5)(13)	266,593	21,328
WF-RBS Commercial Mtg. Trust VRS Series 2013-C12, Class XA 1.52% due 03/15/2048*(4)(5)(13)	569,169	49,901
WF-RBS Commercial Mtg. Trust VRS Series 2011-C5, Class XA 2.02% due 11/15/2044*(4)(5)(13)	757,749	74,490
WF-RBS Commercial Mtg. Trust VRS Series 2012-C7, Class C 4.85% due 06/15/2045(4)	29,000	30,062
Total Asset Backed Securities (cost $2,642,317)		2,127,829
CONVERTIBLE BONDS & NOTES — 0.0%
Real Estate Investment Trusts — 0.0%
iStar Financial Inc. Senior Notes 3.00% due 11/15/2016	15,000	21,178
Semiconductor Components-Integrated Circuits — 0.0%
Jazz Technologies, Inc. Notes 8.00% due 12/31/2018*(6)	19,000	20,520
Total Convertible Bonds & Notes (cost $32,560)		41,698
U.S. CORPORATE BONDS & NOTES — 8.5%
Advertising Sales — 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Company Guar. Notes 5.63% due 02/15/2024*(13)	10,000	10,250
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	5,000	5,125
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	20,000	21,200
		36,575
Advertising Services — 0.0%
Griffey Intermediate, Inc./Griffey Finance Sub. LLC Senior Notes 7.00% due 10/15/2020*	25,000	21,813

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense — 0.0%
Kratos Defense & Security Solutions, Inc. Senior Sec. Notes 10.00% due 06/01/2017	$15,000	$15,863
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc. Senior Notes 5.25% due 04/01/2022	40,000	41,150
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020	10,000	10,975
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	5,000	5,538
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018	30,000	32,175
Triumph Group, Inc. Company Guar. Notes 4.88% due 04/01/2021	20,000	19,700
United Technologies Corp. Senior Notes 3.10% due 06/01/2022	5,000	4,991
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	5,000	5,091
United Technologies Corp. Senior Notes 5.70% due 04/15/2040	5,000	5,970
		125,590
Agricultural Chemicals — 0.0%
Mosaic Co. Senior Notes 3.75% due 11/15/2021	10,000	10,050
Airlines — 0.0%
Continental Airlines, Inc. Pass Though Trust Pass Through Certs. Series 1998-1, Class A 6.65% due 03/15/2019	9,944	10,541
Delta Air Lines 2009-1 Class A Pass Through Trust Pass Thru Certs. SERIES 2009-1, Class A 7.75% due 06/17/2021	3,316	3,879
Delta Air Lines 2010-1 Class A Pass Through Trust Pass Through Certs. Series 2010-1A 6.20% due 01/02/2020	3,554	3,972
United Airlines, Inc. Pass Through Trust Pass Through Certs. Series 2007-1, Class A 6.64% due 01/02/2024	10,383	11,473
		29,865
Security Description	Principal Amount(11)	Value (Note 2)
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	$35,000	$38,063
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 6.38% due 12/15/2020	25,000	27,313
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co. Senior Notes 7.40% due 11/01/2046	70,000	90,748
Auto-Heavy Duty Trucks — 0.0%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/2021	30,000	30,600
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022*	15,000	15,262
		45,862
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.63% due 10/15/2022	15,000	16,256
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	45,000	51,975
Dana Holding Corp. Senior Notes 6.00% due 09/15/2023	20,000	20,825
Delphi Corp. Company Guar. Notes 5.00% due 02/15/2023	31,000	32,860
Pittsburgh Glass Works LLC Senior Sec. Notes 8.00% due 11/15/2018*	20,000	21,750
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	20,000	21,950
Titan International, Inc. Senior Sec. Notes 6.88% due 10/01/2020*	10,000	10,600
TRW Automotive, Inc. Company Guar. Notes 4.45% due 12/01/2023*	15,000	15,075
TRW Automotive, Inc. Company Guar. Notes 4.50% due 03/01/2021*	5,000	5,138
		196,429
Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Technologies Senior Sec. Notes 8.63% due 02/01/2018†(9)(20)	20,000	15,200

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 3.88% due 02/19/2019	$10,000	$10,109
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022	25,000	25,938
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	10,000	10,225
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	20,000	21,500
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	20,000	21,450
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	25,000	26,938
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	35,000	39,156
		155,316
Banks-Mortgage — 0.0%
Provident Funding Associates LP/ PFG Finance Corp. Senior Notes 10.13% due 02/15/2019*	15,000	16,387
Provident Funding Associates LP/ PFG Finance Corp. Company Guar. Notes 6.75% due 06/15/2021*	25,000	25,000
		41,387
Beverages-Wine/Spirits — 0.1%
Constellation Brands, Inc. Company Guar. Notes 4.25% due 05/01/2023	5,000	4,888
Constellation Brands, Inc. Company Guar. Notes 6.00% due 05/01/2022	10,000	11,050
Constellation Brands, Inc. Company Guar. Notes 7.25% due 09/01/2016	45,000	50,737
Diageo Investment Corp. Company Guar. Debentures 8.00% due 09/15/2022	45,000	59,568
		126,243
Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	26,000	39,462
Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 12/15/2019	45,000	47,250
Security Description	Principal Amount(11)	Value (Note 2)
Broadcast Services/Program (continued)
Clear Channel Communications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	$25,000	$26,094
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	40,000	42,750
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 7.63% due 03/15/2020	30,000	32,400
Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020	10,000	10,750
		159,244
Building & Construction Products-Misc. — 0.1%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*	10,000	10,850
Building Materials Corp. of America Senior Sec. Notes 7.00% due 02/15/2020*	15,000	16,088
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	30,000	32,325
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	15,000	16,125
Louisiana-Pacific Corp. Company Guar. Notes 7.50% due 06/01/2020	25,000	27,688
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	20,000	22,350
Nortek, Inc. Company Guar. Notes 10.00% due 12/01/2018	35,000	38,412
Owens Corning, Inc. Company Guar. Notes 9.00% due 06/15/2019	17,000	21,060
Roofing Supply Group LLC/ Roofing Supply Finance, Inc. Company Guar. Notes 10.00% due 06/01/2020*	20,000	22,350
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	5,000	5,325
		212,573
Building & Construction-Misc. — 0.0%
MasTec, Inc. Company Guar. Notes 4.88% due 03/15/2023	35,000	34,300

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building & Construction-Misc. (continued)
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	$15,000	$14,925
		49,225
Building Products-Doors & Windows — 0.0%
Jeld-Wen Escrow Corp. Senior Sec. Notes 12.25% due 10/15/2017*	30,000	33,300
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	20,000	21,450
Building-Residential/Commercial — 0.2%
Beazer Homes USA, Inc. Company Guar. Notes 7.25% due 02/01/2023	5,000	5,225
Beazer Homes USA, Inc. Company Guar. Notes 8.13% due 06/15/2016	10,000	11,100
DR Horton, Inc. Company Guar. Notes 5.75% due 08/15/2023	25,000	26,437
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*	15,000	16,275
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	10,000	10,175
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022(10)	20,000	19,450
M/I Homes, Inc. Company Guar. Notes 8.63% due 11/15/2018	45,000	48,544
PulteGroup, Inc. Company Guar. Notes 7.63% due 10/15/2017	30,000	34,875
PulteGroup, Inc. Company Guar. Bonds 7.88% due 06/15/2032	15,000	16,763
Standard Pacific Corp. Company Guar. Notes 6.25% due 12/15/2021	20,000	21,300
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 5.25% due 04/15/2021*	10,000	10,100
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 5.63% due 03/01/2024*(13)	10,000	9,875
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	25,000	27,562
Security Description	Principal Amount(11)	Value (Note 2)
Building-Residential/Commercial (continued)
Taylor Morrison Communities, Inc./ Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*	$4,000	$4,410
		262,091
Cable/Satellite TV — 0.3%
Cablevision Systems Corp. Senior Notes 7.75% due 04/15/2018	20,000	22,850
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/2020	10,000	11,663
Cablevision Systems Corp. Senior Notes 8.63% due 09/15/2017	60,000	71,250
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	10,000	9,625
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022	10,000	9,875
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	25,000	26,500
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	20,000	21,375
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.00% due 01/15/2019	25,000	26,438
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	15,000	16,406
Comcast Corp. Company Guar. Notes 6.50% due 11/15/2035	10,000	12,401
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021	20,000	22,350
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	25,000	28,000
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	40,000	47,300
Mediacom LLC/Mediacom Capital Corp. Senior Notes 7.25% due 02/15/2022	15,000	16,350
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	5,000	5,861

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	$10,000	$11,852
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	20,000	24,987
WideOpenWest Finance LLC/ WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019	35,000	39,725
		424,808
Casino Hotels — 0.2%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 9.00% due 02/15/2020	20,000	17,950
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017	80,000	77,000
MGM Resorts International Company Guar. Notes 6.63% due 12/15/2021	5,000	5,500
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	15,000	16,631
MGM Resorts International Company Guar. Notes 6.88% due 04/01/2016	10,000	10,925
MGM Resorts International Company Guar. Notes 7.63% due 01/15/2017	25,000	28,531
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	15,000	17,400
MGM Resorts International Company Guar. Notes 8.63% due 02/01/2019	15,000	17,963
MTR Gaming Group, Inc. Sec. Notes 11.50% due 08/01/2019	75,751	85,599
Sugarhouse HSP Gaming LP Senior Sec. Notes 6.38% due 06/01/2021*	5,000	4,925
		282,424
Casino Services — 0.0%
CCM Merger, Inc. Company Guar. Notes 9.13% due 05/01/2019*	20,000	21,300
Rivers Pittsburgh Borrower LP/ Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	18,000	19,732
		41,032
Security Description	Principal Amount(11)	Value (Note 2)
Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	$45,000	$48,793
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021*	15,000	16,350
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023*	40,000	44,000
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	10,000	10,900
Sprint Nextel Corp. Senior Notes 8.38% due 08/15/2017	35,000	41,169
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*	60,000	73,350
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	35,000	38,062
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	5,000	5,238
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	25,000	26,437
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	10,000	10,700
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	35,000	37,100
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	10,000	10,750
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	5,000	5,363
		368,212
Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	15,000	14,775
Celanese US Holdings LLC Company Guar. Notes 5.88% due 06/15/2021	35,000	37,625
PPG Industries, Inc. Senior Notes 7.40% due 08/15/2019	20,000	23,644
		76,044
Chemicals-Other — 0.0%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*	35,000	39,463

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Plastics — 0.0%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020	$15,000	$15,525
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	20,000	20,800
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020	5,000	4,950
		41,275
Chemicals-Specialty — 0.1%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	44,000	43,175
Cytec Industries, Inc. Senior Notes 3.50% due 04/01/2023	5,000	4,735
Ferro Corp. Senior Notes 7.88% due 08/15/2018	40,000	42,200
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	30,000	30,187
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/2020	10,000	10,975
Huntsman International LLC Company Guar. Notes 8.63% due 03/15/2021	25,000	28,000
PQ Corp. Sec. Notes 8.75% due 05/01/2018*	20,000	21,850
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020	20,000	20,550
		201,672
Coal — 0.1%
Alpha Natural Resources, Inc. Company Guar. Notes 6.25% due 06/01/2021	20,000	15,050
CONSOL Energy, Inc. Company Guar. Notes 8.00% due 04/01/2017	40,000	41,750
CONSOL Energy, Inc. Company Guar. Notes 8.25% due 04/01/2020	35,000	38,019
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	20,000	20,975
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/2016	20,000	22,400
		138,194
Security Description	Principal Amount(11)	Value (Note 2)
Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/2015	$20,000	$20,150
Ceridian Corp. Company Guar. Notes 12.25% due 11/15/2015(11)(12)	7,000	7,052
Ceridian HCM Holding, Inc. Senior Notes 11.00% due 03/15/2021*	45,000	51,862
Emergency Medical Services Corp. Company Guar. Notes 8.13% due 06/01/2019	16,000	17,100
Iron Mountain, Inc. Company Guar. Notes 6.00% due 08/15/2023	20,000	21,250
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019	10,000	11,025
PHH Corp. Senior Notes 7.38% due 09/01/2019	20,000	22,100
TMS International Corp. Company Guar. Notes 7.63% due 10/15/2021*	5,000	5,363
		155,902
Commercial Services-Finance — 0.1%
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(12)	30,000	30,712
Interactive Data Corp. Company Guar. Notes 10.25% due 08/01/2018	15,000	16,219
Lender Processing Services, Inc. Company Guar. Notes 5.75% due 04/15/2023	25,000	26,656
		73,587
Computer Services — 0.0%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	15,000	15,862
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	35,000	38,369
		54,231
Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	25,000	22,170
Computers-Integrated Systems — 0.0%
Brocade Communications Systems, Inc. Senior Sec. Notes 6.88% due 01/15/2020	10,000	10,688
Consumer Products-Misc. — 0.0%
Prestige Brands, Inc. Senior Notes 5.38% due 12/15/2021*	15,000	15,356

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Consumer Products-Misc. (continued)
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	$15,000	$15,713
Spectrum Brands, Inc. Company Guar. Notes 6.75% due 03/15/2020	20,000	21,675
		52,744
Containers-Metal/Glass — 0.0%
BOE Merger Corp. Senior Notes 9.50% due 11/01/2017*(12)	25,000	26,500
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	25,000	23,875
		50,375
Containers-Paper/Plastic — 0.1%
Berry Plastics Corp. Sec. Notes 9.75% due 01/15/2021	30,000	34,837
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	10,000	9,983
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	15,000	15,527
Rock-Tenn Co. Company Guar. Notes 4.90% due 03/01/2022	16,000	17,108
Sealed Air Corp. Senior Notes 5.25% due 04/01/2023*	15,000	15,150
Sealed Air Corp. Company Guar. Notes 6.50% due 12/01/2020*	20,000	22,050
Temple-Inland, Inc. Senior Notes 6.63% due 01/15/2018	25,000	28,953
		143,608
Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc. Senior Notes 7.38% due 03/15/2021	45,000	48,375
Revlon Consumer Products Corp. Company Guar. Notes 5.75% due 02/15/2021	30,000	30,150
		78,525
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022	14,000	14,645
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*	10,000	10,750
Security Description	Principal Amount(11)	Value (Note 2)
Data Processing/Management (continued)
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	$90,000	$97,650
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021	15,000	17,119
First Data Corp. Company Guar. Notes 11.75% due 08/15/2021	35,000	36,750
First Data Corp. Company Guar. Notes 12.63% due 01/15/2021	40,000	47,600
First Data Holdings, Inc. Senior Notes 14.50% due 09/24/2019*(12)(13)	10,479	9,850
		234,364
Dialysis Centers — 0.0%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*	35,000	37,713
Direct Marketing — 0.0%
Affinion Group, Inc. Company Guar. Notes 7.88% due 12/15/2018	40,000	37,400
Distribution/Wholesale — 0.0%
HD Supply, Inc. Company Guar. Notes 7.50% due 07/15/2020	30,000	32,737
HD Supply, Inc. Company Guar. Notes 11.50% due 07/15/2020	10,000	11,900
		44,637
Diversified Banking Institutions — 0.1%
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	25,000	27,906
Ally Financial, Inc. Company Guar. Notes 7.50% due 09/15/2020	20,000	23,775
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020	20,000	24,100
Ally Financial, Inc. Company Guar. Notes 8.30% due 02/12/2015	20,000	21,150
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	5,000	5,097
GMAC LLC Sub. Notes 8.00% due 12/31/2018	20,000	23,850
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	25,000	28,580

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	$9,000	$10,310
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	45,000	54,440
		219,208
Diversified Financial Services — 0.0%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019	20,000	16,900
Diversified Manufacturing Operations — 0.0%
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*	35,000	40,250
Parker Hannifin Corp. Senior Notes 6.25% due 05/15/2038	15,000	18,567
		58,817
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 5.50% due 10/18/2023	25,000	26,046
E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	15,000	16,601
Electric Products-Misc. — 0.0%
GrafTech International, Ltd. Company Guar. Notes 6.38% due 11/15/2020	20,000	20,600
Electric-Generation — 0.1%
AES Corp. Senior Notes 4.88% due 05/15/2023	10,000	9,550
AES Corp. Senior Notes 7.38% due 07/01/2021	40,000	45,600
AES Corp. Senior Notes 8.00% due 10/15/2017	110,000	130,212
		185,362
Electric-Integrated — 0.3%
Appalachian Power Co. Senior Notes 5.80% due 10/01/2035	20,000	22,792
Arizona Public Service Co. Senior Notes 4.50% due 04/01/2042	5,000	4,995
Beaver Valley II Funding Corp. Senior Sec. Notes 9.00% due 06/01/2017	6,000	6,351
Commonwealth Edison Co. 1st Mtg. Bonds 5.88% due 02/01/2033	25,000	29,664
Security Description	Principal Amount(11)	Value (Note 2)
Electric-Integrated (continued)
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	$10,000	$9,562
Dominion Resources, Inc. Senior Notes 6.00% due 11/30/2017	25,000	28,511
DPL, Inc. Senior Notes 6.50% due 10/15/2016	40,000	43,200
Duke Energy Carolinas LLC 1st Mtg. Bonds 4.25% due 12/15/2041	25,000	24,575
Energy Future Intermediate Holding Co LLC/EFIH Finance Inc Senior Sec. Notes 10.25% due 12/01/2020*(8)	67,000	70,601
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. Senior Sec. Notes 10.00% due 12/01/2020(8)	26,000	27,365
Kansas Gas & Electric Co. Senior Sec. Notes 5.65% due 03/29/2021	8,709	9,335
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	25,000	29,905
MidAmerican Energy Holdings Co. Senior Notes 6.50% due 09/15/2037	5,000	6,184
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	10,000	12,448
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/2037	20,000	23,047
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/2038	10,000	12,259
PacifiCorp 1st Mtg. Bonds 6.25% due 10/15/2037	15,000	18,949
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/2016*	20,000	21,706
TECO Finance, Inc. Company Guar. Notes 6.57% due 11/01/2017	5,000	5,789
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*(8)	15,000	11,513
Texas-New Mexico Power Co. 1st Mtg. Bonds 9.50% due 04/01/2019*	25,000	31,777

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/2042	$5,000	$4,830
		455,358
Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 5.88% due 09/30/2016*	20,000	21,946
ITC Holdings Corp. Senior Notes 6.05% due 01/31/2018*	15,000	16,796
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	20,000	20,954
		59,696
Electronic Components-Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/2018	5,000	5,975
Electronic Components-Semiconductors — 0.1%
Freescale Semiconductor, Inc. Senior Sec. Notes 5.00% due 05/15/2021*(13)	20,000	20,400
Freescale Semiconductor, Inc. Senior Sec. Notes 6.00% due 01/15/2022*	15,000	15,919
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020	15,000	17,400
Micron Technology, Inc. Senior Notes 5.88% due 02/15/2022*	15,000	15,712
		69,431
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp. Company Guar. Notes 6.88% due 12/15/2020	30,000	33,300
Enterprise Software/Service — 0.0%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019	10,000	10,938
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018	10,000	11,575
		22,513
Filtration/Separation Products — 0.0%
Polypore International, Inc. Company Guar. Notes 7.50% due 11/15/2017	20,000	21,200
Finance-Auto Loans — 0.1%
Credit Acceptance Corp. Company Guar. Notes 6.13% due 02/15/2021*(13)	15,000	15,600
General Motors Financial Co., Inc. Company Guar. Notes 2.75% due 05/15/2016	12,000	12,157
Security Description	Principal Amount(11)	Value (Note 2)
Finance-Auto Loans (continued)
General Motors Financial Co., Inc. Company Guar. Notes 3.25% due 05/15/2018	$38,000	$38,333
		66,090
Finance-Consumer Loans — 0.1%
HSBC Finance Capital Trust IX FRS 5.91% due 11/30/2035	100,000	103,875
SLM Corp. Senior Notes 8.45% due 06/15/2018	15,000	17,662
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 8.50% due 09/15/2018*	5,000	5,475
		127,012
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/2017	30,000	34,625
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	40,000	47,616
E*TRADE Financial Corp. Senior Notes 6.38% due 11/15/2019	40,000	43,500
		125,741
Finance-Mortgage Loan/Banker — 0.0%
Walter Investment Management Corp. Company Guar. Notes 7.88% due 12/15/2021*	15,000	14,963
Finance-Other Services — 0.1%
Affinion Investments LLC Company Guar. Notes 13.50% due 08/15/2018*(13)	10,200	10,353
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.88% due 02/01/2022*	20,000	20,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.00% due 08/01/2020*	45,000	47,700
Nationstar Mtg. LLC/Nationstar Capital Corp. Company Guar. Notes 6.50% due 08/01/2018	10,000	10,050
		88,403
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/2016	40,000	44,000

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Flour & Grain — 0.0%
Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	$5,000	$5,375
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	5,000	5,312
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 8.25% due 02/01/2020*	10,000	10,950
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	20,000	21,600
Sun Merger Sub, Inc. Senior Notes 5.25% due 08/01/2018*	5,000	5,194
Sun Merger Sub, Inc. Senior Notes 5.88% due 08/01/2021*	5,000	5,188
		48,244
Food-Misc./Diversified — 0.1%
B&G Foods, Inc. Company Guar. Notes 4.63% due 06/01/2021	10,000	9,888
Campbell Soup Co. Senior Debentures 8.88% due 05/01/2021	15,000	19,388
Hawk Acquisition Sub, Inc. Senior Sec. Notes 4.25% due 10/15/2020*	35,000	34,431
Kraft Foods Group, Inc. Senior Notes 6.50% due 02/09/2040	78,000	97,028
		160,735
Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 5.38% due 01/15/2022*	20,000	20,250
Service Corp. International Senior Notes 6.75% due 04/01/2016	85,000	92,438
Service Corp. International Senior Notes 7.00% due 05/15/2019	15,000	15,881
Stewart Enterprises, Inc. Company Guar. Notes 6.50% due 04/15/2019	25,000	26,275
		154,844
Gambling (Non-Hotel) — 0.0%
Isle of Capri Casinos, Inc. Company Guar. Notes 5.88% due 03/15/2021	15,000	15,225
Security Description	Principal Amount(11)	Value (Note 2)
Gambling (Non-Hotel) (continued)
Isle of Capri Casinos, Inc. Company Guar. Notes 7.75% due 03/15/2019	$25,000	$26,844
Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020	20,000	21,725
		63,794
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	10,000	12,760
Gas-Transportation — 0.1%
Sabine Pass LNG LP Senior Sec. Notes 6.50% due 11/01/2020	10,000	10,500
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/2016	100,000	110,500
		121,000
Hospital Beds/Equipment — 0.1%
Kinetic Concepts, Inc./KCI USA, Inc. Sec. Notes 10.50% due 11/01/2018	60,000	68,925
Kinetic Concepts, Inc./KCI USA, Inc. Company Guar. Notes 12.50% due 11/01/2019	15,000	17,437
		86,362
Hotels/Motels — 0.1%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	25,000	26,562
Felcor Lodging LP Senior Sec. Notes 5.63% due 03/01/2023	5,000	5,063
Felcor Lodging LP Senior Sec. Notes 6.75% due 06/01/2019	40,000	42,950
Felcor Lodging LP Senior Sec. Notes 10.00% due 10/01/2014	22,000	22,880
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	10,000	9,463
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	10,000	10,183
		117,101
Housewares — 0.0%
Libbey Glass, Inc. Senior Sec. Notes 6.88% due 05/15/2020	3,000	3,278

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	$5,000	$5,075
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	5,000	5,250
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	51,000	56,100
Dynegy Holdings LLC Escrow Notes 7.75% due 06/01/2019†(6)	50,000	62
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	10,000	10,225
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	35,000	35,700
NRG Energy, Inc. Company Guar. Notes 7.88% due 05/15/2021	85,000	93,500
		205,912
Insurance Brokers — 0.0%
Hockey Merger Sub 2, Inc. Senior Notes 7.88% due 10/01/2021*	25,000	26,688
Insurance-Life/Health — 0.1%
Aflac, Inc. Senior Notes 6.45% due 08/15/2040	16,000	19,796
Aflac, Inc. Senior Notes 6.90% due 12/17/2039	34,000	44,139
Nationwide Financial Services, Inc. Senior Notes 5.63% due 02/13/2015	10,000	10,344
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/2033*	20,000	20,415
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	15,000	19,684
		114,378
Insurance-Multi-line — 0.1%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	30,000	34,078
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	10,000	11,517
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	25,000	28,063
Security Description	Principal Amount(11)	Value (Note 2)
Insurance-Multi-line (continued)
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/2021	$15,000	$18,478
Hartford Financial Services Group, Inc. Senior Bonds 6.63% due 03/30/2040	25,000	31,621
Nationwide Mutual Insurance Co. Sub. Notes 8.25% due 12/01/2031*	15,000	19,508
		143,265
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/2035*	35,000	40,734
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	45,000	68,435
		109,169
Insurance-Property/Casualty — 0.0%
Travelers Property Casualty Corp. Senior Notes 7.75% due 04/15/2026	15,000	20,033
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.30% due 05/15/2043	25,000	23,895
Investment Management/Advisor Services — 0.0%
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp. Senior Notes 5.63% due 03/15/2020*	10,000	10,500
Neuberger Berman Group LLC/ Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	15,000	15,975
Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*	15,000	15,862
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*	20,000	21,300
		63,637
Machine Tools & Related Products — 0.0%
Thermadyne Holdings Corp. Senior Sec. Notes 9.00% due 12/15/2017	22,000	23,595
Machinery-Construction & Mining — 0.1%
BlueLine Rental Finance Corp Sec. Notes 7.00% due 02/01/2019*(13)	15,000	15,862

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Construction & Mining (continued)
Terex Corp. Company Guar. Notes 6.00% due 05/15/2021	$35,000	$37,450
Terex Corp. Company Guar. Notes 6.50% due 04/01/2020	5,000	5,438
Vander Intermediate Holding II Corp. Senior Notes 9.75% due 02/01/2019*(12)	10,000	10,550
		69,300
Machinery-General Industrial — 0.0%
Manitowoc Co., Inc. Company Guar. Notes 5.88% due 10/15/2022	10,000	10,650
Medical Information Systems — 0.0%
Healthcare Technology Intermediate, Inc. Senior Notes 7.38% due 09/01/2018*(12)	15,000	15,300
IMS Health, Inc. Senior Notes 6.00% due 11/01/2020*	10,000	10,525
		25,825
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 4.75% due 01/30/2020	8,000	8,565
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/2037	20,000	23,612
		32,177
Medical Products — 0.1%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020	30,000	32,310
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020	15,000	15,937
Teleflex, Inc. Company Guar. Notes 6.88% due 06/01/2019	20,000	21,325
		69,572
Medical-Drugs — 0.1%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	10,000	10,250
Salix Pharmaceuticals, Ltd. Company Guar. Notes 6.00% due 01/15/2021*	10,000	10,675
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 10/01/2017*	5,000	5,288
Security Description	Principal Amount(11)	Value (Note 2)
Medical-Drugs (continued)
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*	$15,000	$15,937
Valeant Pharmaceuticals International Company Guar. Notes 7.00% due 10/01/2020*	5,000	5,412
VPI Escrow Corp. Senior Notes 6.38% due 10/15/2020*	20,000	21,600
		69,162
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 2.60% due 06/24/2018	5,000	5,038
Par Pharmaceutical Cos., Inc. Company Guar. Notes 7.38% due 10/15/2020	30,000	32,475
		37,513
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 6.50% due 09/15/2018	15,000	17,691
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	25,000	28,669
Health Net, Inc. Senior Notes 6.38% due 06/01/2017	45,000	48,938
MPH Acquisition Holdings LLC Company Guar. Notes 6.63% due 04/01/2022*(13)	5,000	5,131
MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	30,000	32,550
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	15,000	15,750
		148,729
Medical-Hospitals — 0.2%
Acadia Healthcare Co., Inc. Company Guar. Notes 6.13% due 03/15/2021*(13)	20,000	20,875
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018	5,000	5,250
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*(13)	5,000	5,125
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022*(13)	5,000	5,225

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
CHS/Community Health Systems, Inc. Company Guar. Notes 8.00% due 11/15/2019	$10,000	$10,987
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	10,000	10,038
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	85,000	95,200
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	5,000	5,713
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	20,000	21,350
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	20,000	19,300
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	10,000	9,775
Tenet Healthcare Corp. Senior Sec. Notes 6.00% due 10/01/2020*	20,000	21,400
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	35,000	38,609
United Surgical Partners International, Inc. Company Guar. Notes 9.00% due 04/01/2020	20,000	22,200
		291,047
Medical-Nursing Homes — 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. Company Guar. Notes 6.00% due 10/15/2021	25,000	25,937
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. Company Guar. Notes 7.75% due 02/15/2019	25,000	27,000
		52,937
Medical-Outpatient/Home Medical — 0.0%
Amsurg Corp. Company Guar. Notes 5.63% due 11/30/2020	20,000	20,800
Multimedia — 0.1%
NBCUniversal Media LLC Senior Notes 6.40% due 04/30/2040	20,000	24,744
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/2024	20,000	24,700
Security Description	Principal Amount(11)	Value (Note 2)
Multimedia (continued)
News America Holdings, Inc. Company Guar. Debentures 7.75% due 12/01/2045	$10,000	$13,865
News America, Inc. Company Guar. Notes 7.85% due 03/01/2039	9,000	12,190
Time Warner Cos., Inc. Company Guar. Notes 9.15% due 02/01/2023	10,000	13,642
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	19,000	24,843
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	6,000	8,268
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	45,000	60,347
		182,599
Music — 0.0%
Gibson Brands, Inc. Senior Sec. Notes 8.88% due 08/01/2018*	10,000	10,650
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	15,000	17,008
Republic Services, Inc. Company Guar. Notes 5.70% due 05/15/2041	5,000	5,698
		22,706
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc. Senior Notes 6.50% due 02/01/2020	15,000	16,125
Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	10,000	10,100
Hercules Offshore, Inc. 8.75% due 07/15/2021*	10,000	10,850
Pride International, Inc. Company Guar. Notes 7.88% due 08/15/2040	45,000	63,360
		100,435
Oil Companies-Exploration & Production — 0.7%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	10,000	11,095
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021*	15,000	15,225
Athlon Holdings LP/Athlon Finance Corp. Company Guar. Notes 7.38% due 04/15/2021*	23,000	24,495

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Aurora USA Oil & Gas, Inc. Company Guar. Notes 9.88% due 02/15/2017*	$20,000	$22,050
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/2018	45,000	48,262
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	20,000	22,000
Chaparral Energy, Inc. Company Guar. Notes 9.88% due 10/01/2020	25,000	28,437
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	5,000	5,294
Chesapeake Oilfield Operating LLC/ Chesapeake Oilfield Finance, Inc. Company Guar. Notes 6.63% due 11/15/2019	30,000	31,125
Concho Resources, Inc. Company Guar. Notes 5.50% due 10/01/2022	10,000	10,425
Concho Resources, Inc. Company Guar. Notes 5.50% due 04/01/2023	10,000	10,400
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/2022	30,000	32,700
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	5,000	5,178
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	45,000	47,250
Denbury Resources, Inc. Company Guar. Notes 6.38% due 08/15/2021	5,000	5,338
Denbury Resources, Inc. Company Guar. Notes 8.25% due 02/15/2020	45,000	48,937
EOG Resources, Inc. Senior Notes 5.63% due 06/01/2019	15,000	17,325
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019	10,000	10,800
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	10,000	11,225
Everest Acquisition LLC Senior Notes 9.38% due 05/01/2020	40,000	46,250
EXCO Resources, Inc. Company Guar. Notes 7.50% due 09/15/2018	10,000	10,050
Security Description	Principal Amount(11)	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Goodrich Petroleum Corp. Company Guar. Notes 8.88% due 03/15/2019	$35,000	$36,225
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020	30,000	32,625
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021	50,000	51,875
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	15,000	19,471
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.25% due 11/01/2019*	30,000	31,275
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016†(9)	30,000	23,400
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022	25,000	26,562
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022*	15,000	16,238
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	15,000	16,275
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	69,000	76,245
Range Resources Corp. Company Guar. Notes 5.00% due 08/15/2022	10,000	10,200
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020	15,000	16,200
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	15,000	15,338
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/2018	40,000	42,050
Samson Investment Co. Company Guar. Notes 10.75% due 02/15/2020*	55,000	59,950
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	10,000	10,675
SM Energy Co. Senior Notes 6.50% due 11/15/2021	10,000	10,800
SM Energy Co. Senior Notes 6.50% due 01/01/2023	5,000	5,338
SM Energy Co. Senior Notes 6.63% due 02/15/2019	15,000	16,050

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021	$25,000	$26,500
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	45,000	48,375
WPX Energy, Inc. Senior Notes 5.25% due 01/15/2017	35,000	37,450
WPX Energy, Inc. Senior Notes 6.00% due 01/15/2022	10,000	10,250
		1,103,228
Oil Field Machinery & Equipment — 0.0%
Forum Energy Technologies, Inc. Senior Notes 6.25% due 10/01/2021*	20,000	21,200
Oil Refining & Marketing — 0.0%
Motiva Enterprises LLC Senior Notes 6.85% due 01/15/2040*	20,000	25,651
Oil-Field Services — 0.1%
Calfrac Holdings LP Company Guar. Notes 7.50% due 12/01/2020*(13)	15,000	15,750
Exterran Partners LP/EXLP Finance Corp. 6.00% due 10/01/2022*(13)	15,000	14,756
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*	15,000	16,312
Key Energy Services, Inc. Company Guar. Notes 6.75% due 03/01/2021	35,000	36,794
Weatherford, Inc. Company Guar. Notes 6.35% due 06/15/2017	5,000	5,658
Weatherford, Inc. Company Guar. Notes 6.80% due 06/15/2037	5,000	5,812
		95,082
Paper & Related Products — 0.1%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	45,000	50,456
Georgia-Pacific LLC Senior Notes 7.75% due 11/15/2029	10,000	13,157
International Paper Co. Senior Notes 7.95% due 06/15/2018	11,000	13,454
International Paper Co. Senior Notes 8.70% due 06/15/2038	5,000	7,226
Security Description	Principal Amount(11)	Value (Note 2)
Paper & Related Products (continued)
International Paper Co. Senior Notes 9.38% due 05/15/2019	$29,000	$37,865
Westvaco Corp. Company Guar. Notes 7.95% due 02/15/2031	5,000	6,136
		128,294
Petrochemicals — 0.0%
TPC Group, Inc. Sec. Notes 8.75% due 12/15/2020*	20,000	21,925
Pipelines — 0.3%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	40,000	40,300
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022	10,000	10,762
Chesapeake Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 5.88% due 04/15/2021	22,000	23,430
DCP Midstream LLC Senior Notes 5.35% due 03/15/2020*	20,000	21,492
Duke Capital Corp. Company Guar. Notes 8.00% due 10/01/2019	15,000	18,380
El Paso LLC Senior Sec. Notes 7.00% due 06/15/2017	85,000	95,909
El Paso LLC Senior Sec. Notes 7.75% due 01/15/2032	35,000	37,433
El Paso Natural Gas Co. LLC Senior Notes 8.38% due 06/15/2032	30,000	40,020
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	10,000	11,446
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	17,000	19,444
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	15,000	16,193
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042	15,000	17,000
Enterprise Products Operating LLC Company Guar. Notes 4.85% due 08/15/2042	20,000	19,828

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan, Inc. Senior Sec. Notes 5.00% due 02/15/2021*	$5,000	$5,007
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 4.50% due 11/01/2023	20,000	18,600
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.50% due 04/15/2023	15,000	15,112
Regency Energy Partners LP/ Regency Energy Finance Corp. Company Guar. Notes 5.88% due 03/01/2022	20,000	20,750
Spectra Energy Capital LLC Company Guar. Notes 6.20% due 04/15/2018	10,000	11,394
Spectra Energy Partners LP Senior Notes 4.60% due 06/15/2021	15,000	16,067
Williams Cos., Inc. Senior Bonds 7.75% due 06/15/2031	14,000	15,707
Williams Cos., Inc. Senior Notes 7.88% due 09/01/2021	9,000	10,693
		484,967
Property Trust — 0.0%
WEA Finance LLC Company Guar. Notes 6.75% due 09/02/2019*	15,000	18,031
WEA Finance LLC Company Guar. Notes 7.13% due 04/15/2018*	20,000	23,772
		41,803
Publishing-Newspapers — 0.0%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	15,000	15,694
Gannett Co., Inc. Company Guar. Notes 5.13% due 07/15/2020*	10,000	10,275
		25,969
Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 4.50% due 10/01/2020	10,000	10,075
Racetracks — 0.1%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.38% due 11/01/2018*	15,000	15,394
Security Description	Principal Amount(11)	Value (Note 2)
Racetracks (continued)
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	$25,000	$25,656
Penn National Gaming, Inc. Senior Notes 5.88% due 11/01/2021*	30,000	29,475
		70,525
Radio — 0.1%
Cumulus Media Holdings, Inc. Company Guar. Notes 7.75% due 05/01/2019	20,000	21,300
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019	30,000	34,500
Sirius XM Radio, Inc. Company Guar. Notes 5.25% due 08/15/2022*	5,000	5,150
Sirius XM Radio, Inc. Senior Notes 5.88% due 10/01/2020*	25,000	26,312
Townsquare Radio LLC/ Townsquare Radio, Inc. Company Guar. Notes 9.00% due 04/01/2019*(13)	10,000	11,000
		98,262
Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 7.00% due 10/15/2017	25,000	29,040
ARC Properties Operating Partnership LP/Clark Acquisition LLC Company Guar. Notes 4.60% due 02/06/2024*(13)	25,000	24,990
CBL & Associates LP Limited Guar. Notes 5.25% due 12/01/2023	5,000	5,145
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	10,000	9,875
Corrections Corp of America Company Guar. Notes 4.63% due 05/01/2023	20,000	19,300
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	35,000	35,569
Crown Castle International Corp. Senior Notes 7.13% due 11/01/2019	10,000	10,638
Developers Diversified Realty Corp. Senior Notes 7.88% due 09/01/2020	35,000	43,470
Duke Realty LP Senior Notes 3.88% due 02/15/2021	10,000	10,020

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Duke Realty LP Senior Notes 6.50% due 01/15/2018	$10,000	$11,430
Duke Realty LP Senior Notes 6.75% due 03/15/2020	5,000	5,833
EPR Properties Senior Notes 5.25% due 07/15/2023	15,000	15,243
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	15,000	14,726
Highwoods Properties, Inc. Senior Notes 5.85% due 03/15/2017	20,000	22,244
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022	2,000	2,176
Host Hotels & Resorts LP Senior Notes 6.00% due 10/01/2021	3,000	3,390
iStar Financial, Inc. Senior Notes 7.13% due 02/15/2018	15,000	16,838
MPT Operating Partnership LP/ MPT Finance Corp. Company Guar. Notes 6.38% due 02/15/2022	25,000	26,750
MPT Operating Partnership LP/ MPT Finance Corp. Company Guar. Notes 6.88% due 05/01/2021	10,000	10,750
Omega Healthcare Investors, Inc. Senior Notes 4.95% due 04/01/2024*(13)	15,000	14,682
Omega Healthcare Investors, Inc. Company Guar. Notes 6.75% due 10/15/2022	15,000	16,350
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	5,000	5,232
SL Green Realty Corp./SL Green Operating Partnership Senior Notes 5.00% due 08/15/2018	20,000	21,665
Tanger Properties LP Senior Notes 6.13% due 06/01/2020	15,000	17,379
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	20,000	25,707
		418,442
Real Estate Management/Services — 0.1%
CB Richard Ellis Services, Inc. Company Guar. Notes 6.63% due 10/15/2020	10,000	10,675
Security Description	Principal Amount(11)	Value (Note 2)
Real Estate Management/Services (continued)
CBRE Services, Inc. Company Guar. Notes 5.00% due 03/15/2023	$10,000	$10,012
Realogy Group LLC Senior Sec. Notes 7.63% due 01/15/2020*	5,000	5,563
Realogy Group LLC Senior Sec. Notes 7.88% due 02/15/2019*	10,000	10,787
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	35,000	34,986
		72,023
Real Estate Operations & Development — 0.0%
Howard Hughes Corp. Senior Notes 6.88% due 10/01/2021*	20,000	21,600
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(2)(13)	50,000	2
Rental Auto/Equipment — 0.1%
Ashtead Capital, Inc. Sec. Notes 6.50% due 07/15/2022*	30,000	32,625
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	20,000	20,150
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.75% due 03/15/2020	10,000	11,512
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	45,000	47,826
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	10,000	10,663
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	25,000	26,750
Hertz Corp. Company Guar. Notes 7.50% due 10/15/2018	15,000	15,975
United Rentals North America, Inc. Company Guar. Notes 6.13% due 06/15/2023	5,000	5,300
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	15,000	16,819
		187,620
Research & Development — 0.0%
Jaguar Holding Co. I Senior Notes 9.38% due 10/15/2017*(12)	10,000	10,513

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Research & Development (continued)
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. Senior Notes 9.50% due 12/01/2019*	$20,000	$22,250
		32,763
Resorts/Theme Parks — 0.0%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. Company Guar. Notes 5.25% due 03/15/2021	15,000	15,188
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. Company Guar. Notes 9.13% due 08/01/2018	5,000	5,339
Six Flags Entertainment Corp. Company Guar. Notes 5.25% due 01/15/2021*	35,000	35,262
		55,789
Retail-Apparel/Shoe — 0.1%
Burlington Coat Factory Warehouse Corp. Company Guar. Notes 10.00% due 02/15/2019	25,000	27,906
Limited Brands, Inc. Company Guar. Notes 5.63% due 02/15/2022	20,000	21,125
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	45,000	50,569
		99,600
Retail-Auto Parts — 0.0%
O'Reilly Automotive, Inc. Company Guar. Notes 3.85% due 06/15/2023	10,000	9,829
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	20,000	21,700
AutoNation, Inc. Company Guar. Notes 6.75% due 04/15/2018	25,000	28,812
Penske Automotive Group, Inc. Company Guar. Notes 5.75% due 10/01/2022	20,000	20,900
		71,412
Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	5,000	4,720
Retail-Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	72,984	89,907
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020	10,000	11,100
Security Description	Principal Amount(11)	Value (Note 2)
Retail-Drug Store (continued)
Rite Aid Corp. Company Guar. Notes 9.25% due 03/15/2020	$25,000	$28,531
		129,538
Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc. Senior Notes 9.75% due 10/15/2019*(12)	10,000	10,425
Jo-Ann Stores, Inc. Senior Notes 8.13% due 03/15/2019*	35,000	36,312
		46,737
Retail-Jewelry — 0.0%
Claire's Stores, Inc. Senior Sec. Notes 6.13% due 03/15/2020*	5,000	4,688
Claire's Stores, Inc. Senior Sec. Notes 9.00% due 03/15/2019*	30,000	31,162
		35,850
Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024*(13)	15,000	15,196
Retail-Major Department Stores — 0.0%
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.00% due 10/15/2021*	10,000	10,988
Neiman Marcus Group, Ltd. LLC Company Guar. Notes 8.75% due 10/15/2021*(12)	10,000	11,050
		22,038
Retail-Misc./Diversified — 0.0%
CST Brands, Inc. Company Guar. Notes 5.00% due 05/01/2023	15,000	14,738
Retail-Pet Food & Supplies — 0.0%
Petco Animal Supplies, Inc. Company Guar. Notes 9.25% due 12/01/2018*	20,000	21,500
Petco Holdings, Inc. Senior Notes 8.50% due 10/15/2017*(12)	15,000	15,282
		36,782
Retail-Regional Department Stores — 0.1%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	10,000	9,663
Bon-Ton Department Stores, Inc. Sec. Notes 10.63% due 07/15/2017	21,000	21,000
Macy's Retail Holdings, Inc. Company Guar. Notes 3.88% due 01/15/2022	5,000	5,155

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Regional Department Stores (continued)
Macy's Retail Holdings, Inc. Company Guar. Notes 5.13% due 01/15/2042	$5,000	$5,156
Macy's Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/2024	6,000	7,170
Macy's Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/2029	14,000	16,992
Neiman-Marcus Group LLC Senior Notes 7.13% due 06/01/2028	30,000	30,112
		95,248
Retail-Restaurants — 0.1%
Burger King Corp. Company Guar. Notes 9.88% due 10/15/2018	25,000	27,281
CEC Entertainment, Inc. Senior Notes 8.00% due 02/15/2022*(13)	10,000	10,350
Dave & Buster's, Inc. Company Guar. Notes 11.00% due 06/01/2018	35,000	37,450
DineEquity, Inc. Company Guar. Notes 9.50% due 10/30/2018	35,000	38,150
Landry's Holdings II, Inc. Senior Notes 10.25% due 01/01/2018*	5,000	5,350
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	50,000	55,063
McDonald's Corp. Senior Notes 5.70% due 02/01/2039	18,000	21,101
McDonald's Corp. Senior Notes 6.30% due 10/15/2037	22,000	27,689
		222,434
Retail-Sporting Goods — 0.0%
Academy, Ltd./Academy Finance Corp.* Company Guar. Notes 9.25% due 08/01/2019	5,000	5,456
Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Senior Sec. Notes 6.50% due 06/15/2019	35,000	38,412
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	40,000	45,100
		83,512
Security Description	Principal Amount(11)	Value (Note 2)
Special Purpose Entity — 0.0%
ROC Finance LLC/ROC Finance 1 Corp. Sec. Notes 12.13% due 09/01/2018*	$35,000	$36,925
Steel Pipe & Tube — 0.0%
Atkore International, Inc. Senior Sec. Notes 9.88% due 01/01/2018	20,000	21,500
Steel-Producers — 0.0%
Ryerson, Inc./Joseph T. Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017	15,000	16,181
Steel Dynamics, Inc. Company Guar. Notes 6.13% due 08/15/2019	5,000	5,437
Steel Dynamics, Inc. Company Guar. Notes 6.38% due 08/15/2022	5,000	5,438
Steel Dynamics, Inc. Company Guar. Notes 7.63% due 03/15/2020	10,000	10,825
		37,881
Telecom Services — 0.1%
PAETEC Holding Corp. Company Guar. Notes 9.88% due 12/01/2018	30,000	32,925
Qwest Corp. Senior Notes 6.75% due 12/01/2021	56,000	62,530
SBA Telecommunications, Inc. Company Guar. Notes 5.75% due 07/15/2020	5,000	5,237
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/2019	3,000	3,184
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	55,000	58,866
		162,742
Telecommunication Equipment — 0.0%
Avaya, Inc. Senior Sec. Notes 7.00% due 04/01/2019*	45,000	44,662
Avaya, Inc. Company Guar. Notes 10.50% due 03/01/2021*	10,000	9,275
		53,937
Telephone-Integrated — 0.3%
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	40,000	38,400
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2020	5,000	5,256

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	$20,000	$21,225
Frontier Communications Corp. Senior Notes 7.63% due 04/15/2024	5,000	5,225
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	20,000	23,250
Level 3 Financing, Inc. Company Guar. Notes 6.13% due 01/15/2021*	10,000	10,550
Level 3 Financing, Inc. Company Guar. Notes 7.00% due 06/01/2020	20,000	21,675
Level 3 Financing, Inc. Company Guar. Notes 8.13% due 07/01/2019	5,000	5,487
Level 3 Financing, Inc. Company Guar. Notes 8.63% due 07/15/2020	20,000	22,425
New Jersey Bell Telephone, Inc. Senior Debentures 8.00% due 06/01/2022	25,000	30,911
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	120,000	116,400
Verizon Communications, Inc. Senior Notes 5.05% due 03/15/2034	10,000	10,259
Verizon Communications, Inc. Senior Notes 7.75% due 12/01/2030	50,000	66,122
Windstream Corp. Company Guar. Notes 6.38% due 08/01/2023	10,000	9,750
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	20,000	21,500
Windstream Corp. Company Guar. Notes 7.88% due 11/01/2017	45,000	51,637
		460,072
Television — 0.1%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	25,000	27,125
Sinclair Television Group, Inc. Company Guar. Notes 5.38% due 04/01/2021	10,000	9,925
Sinclair Television Group, Inc. Senior Notes 6.13% due 10/01/2022	10,000	10,125
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	10,000	10,400
Security Description	Principal Amount(11)	Value (Note 2)
Television (continued)
Univision Communications, Inc. Company Guar. Notes 8.50% due 05/15/2021*	$35,000	$38,762
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	25,000	32,767
		129,104
Theaters — 0.1%
AMC Entertainment, Inc. Company Guar. Notes 5.88% due 02/15/2022*	15,000	15,262
AMC Entertainment, Inc. Company Guar. Notes 9.75% due 12/01/2020	30,000	34,575
Cinemark USA, Inc. Company Guar. Notes 4.88% due 06/01/2023	5,000	4,806
Cinemark USA, Inc. Company Guar. Notes 7.38% due 06/15/2021	5,000	5,544
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	5,000	5,150
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	10,000	10,150
		75,487
Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	20,000	18,768
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	21,000	21,040
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	7,000	9,237
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	8,000	10,501
		59,546
Transactional Software — 0.0%
ACI Worldwide, Inc. Company Guar. Notes 6.38% due 08/15/2020*	15,000	15,806
Transport-Air Freight — 0.0%
Air Medical Group Holdings, Inc. Senior Sec. Notes 9.25% due 11/01/2018	28,000	30,205
Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 5.40% due 06/01/2041	15,000	16,536
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	15,000	17,189

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)
Kansas City Southern Railway Co. Senior Notes 4.30% due 05/15/2043*	$3,000	$2,720
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111	20,000	22,811
Union Pacific Railroad Co. 2004 Pass Through Trust Pass Thru Certs. Series 2004-2 5.21% due 09/30/2014*	10,000	10,177
Watco Cos. LLC/Watco Finance Corp. Company Guar. Notes 6.38% due 04/01/2023*	20,000	20,300
		89,733
Transport-Truck — 0.0%
Swift Services Holdings, Inc. Sec. Notes 10.00% due 11/15/2018	30,000	32,963
Travel Services — 0.1%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	25,000	27,625
Sabre Holdings Corp. Senior Notes 8.35% due 03/15/2016	45,000	50,119
Travelport LLC Company Guar. Notes 11.88% due 09/01/2016	10,000	10,200
Travelport LLC/Travelport Holdings, Inc. Company Guar. Notes 13.88% due 03/01/2016*(12)	22,557	23,797
		111,741
Total U.S. Corporate Bonds & Notes (cost $12,866,751)		13,814,065
FOREIGN CORPORATE BONDS & NOTES — 1.3%
Banks-Commercial — 0.2%
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	10,000	11,150
HBOS PLC Sub. Notes 6.00% due 11/01/2033*	50,000	51,866
Macquarie Bank, Ltd. Sub. Notes 6.63% due 04/07/2021*	60,000	67,884
Santander Issuances SAU Bank Guar. Notes 5.91% due 06/20/2016*	100,000	105,010
		235,910
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 8.25% due 04/15/2021*	30,000	33,112
Security Description	Principal Amount(11)	Value (Note 2)
Building Products-Wood — 0.0%
Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*	$9,000	$9,608
Building-Residential/Commercial — 0.0%
Brookfield Residential Properties, Inc. Company Guar. Notes 6.50% due 12/15/2020*	25,000	26,625
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. Company Guar. Notes 6.13% due 07/01/2022*(13)	10,000	10,325
		36,950
Cellular Telecom — 0.0%
NII International Telecom SCA Company Guar. Notes 7.88% due 08/15/2019*	20,000	13,550
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	25,000	29,692
		43,242
Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	15,000	15,360
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	15,000	15,570
Royal Bank of Scotland PLC FRS Sub. Notes 9.50% due 03/16/2022	40,000	46,900
		77,830
Diversified Financial Services — 0.0%
National Money Mart Co. Company Guar. Notes 10.38% due 12/15/2016	10,000	10,050
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	15,000	15,150
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	15,000	16,800
		31,950
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 02/01/2018*	40,000	42,150
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	15,000	16,163

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)		Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Minerals (continued)
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*		$20,000	$22,000
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/2016*		15,000	16,514
Xstrata Finance Canada, Ltd. Company Guar. Notes 6.00% due 11/15/2041*		5,000	5,050
			101,877
Diversified Operations — 0.0%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*		25,000	26,687
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*(13)		5,000	5,219
			31,906
Electric Products-Misc. — 0.1%
Legrand France SA Senior Notes 8.50% due 02/15/2025		61,000	81,072
Electric-Integrated — 0.1%
Electricite de France Senior Notes 6.95% due 01/26/2039*		35,000	44,396
Energy East Corp. Notes 6.75% due 07/15/2036		10,000	11,599
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*		70,000	76,673
			132,668
Food-Retail — 0.0%
Delhaize Group SA Company Guar. Notes 4.13% due 04/10/2019		6,000	6,218
Gambling (Non-Hotel) — 0.0%
Great Canadian Gaming Corp. Company Guar. Notes 6.63% due 07/25/2022*	CAD	35,000	33,718
Gold Mining — 0.0%
Eldorado Gold Corp. Senior Notes 6.13% due 12/15/2020*		10,000	10,000
IAMGOLD Corp. Company Guar. Notes 6.75% due 10/01/2020*		15,000	13,350
New Gold, Inc. Senior Notes 6.25% due 11/15/2022*		10,000	10,150
New Gold, Inc. Company Guar. Notes 7.00% due 04/15/2020*		15,000	15,787
			49,287
Security Description	Principal Amount(11)	Value (Note 2)
Hazardous Waste Disposal — 0.0%
Tervita Corp. Company Guar. Notes 10.88% due 02/15/2018*	$5,000	$5,025
Insurance Brokers — 0.0%
Willis Group Holdings PLC Company Guar. Notes 5.75% due 03/15/2021	35,000	38,741
Medical-Drugs — 0.1%
Capsugel SA 7.00% due 05/15/2019*(12)	5,000	5,150
JLL/Delta Dutch Newco BV Senior Notes 7.50% due 02/01/2022*	30,000	30,900
Valeant Pharmaceuticals International, Inc. Senior Notes 6.75% due 08/15/2018*	25,000	27,500
		63,550
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 8.75% due 12/15/2020	20,000	22,350
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	15,000	15,038
Oil & Gas Drilling — 0.1%
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	25,000	26,969
Offshore Group Investment, Ltd. Senior Sec. Notes 7.13% due 04/01/2023	20,000	20,350
Offshore Group Investment, Ltd. Senior Sec. Notes 7.50% due 11/01/2019	25,000	26,625
Shelf Drilling Holdings, Ltd. Senior Sec. Notes 8.63% due 11/01/2018*(13)	20,000	21,650
		95,594
Oil Companies-Exploration & Production — 0.1%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	60,000	76,395
Connacher Oil and Gas, Ltd. Sec. Notes 8.50% due 08/01/2019*	10,000	8,000
Kodiak Oil & Gas Corp. Company Guar. Notes 5.50% due 02/01/2022	5,000	5,119
Kodiak Oil & Gas Corp. Company Guar. Notes 8.13% due 12/01/2019	40,000	44,350
Lightstream Resources, Ltd. Senior Notes 8.63% due 02/01/2020*	40,000	40,000

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Lone Pine Resources Canada, Ltd. Escrow Notes 10.38% due 02/15/2017†(2)(13)	$10,000	$27
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	15,000	15,525
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	20,000	21,050
		210,466
Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	35,000	38,829
Petrobras International Finance Co. Company Guar. Notes 3.88% due 01/27/2016	20,000	20,539
Petrobras International Finance Co. Company Guar. Notes 5.38% due 01/27/2021	50,000	50,566
Petrobras International Finance Co. Company Guar. Notes 6.75% due 01/27/2041(13)	15,000	14,536
Statoil ASA Company Guar. Notes 5.10% due 08/17/2040	30,000	33,077
		157,547
Oil Refining & Marketing — 0.0%
Seven Generations Energy, Ltd. Senior Notes 8.25% due 05/15/2020*	20,000	21,900
Oil-Field Services — 0.0%
Trinidad Drilling, Ltd. Senior Notes 7.88% due 01/15/2019*	5,000	5,350
Weatherford International, Ltd. Company Guar. Notes 6.50% due 08/01/2036	9,000	10,091
Weatherford International, Ltd. Company Guar. Notes 9.63% due 03/01/2019	18,000	23,367
		38,808
Paper & Related Products — 0.0%
Smurfit Kappa Treasury Funding, Ltd. Company Guar. Notes 7.50% due 11/20/2025	5,000	5,650
Pharmacy Services — 0.0%
Catamaran Corp. Company Guar. Notes 4.75% due 03/15/2021	10,000	10,138
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*(13)	20,000	20,250
Security Description	Principal Amount(11)	Value (Note 2)
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 6.63% due 12/15/2022	$10,000	$10,400
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	25,000	27,437
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	80,000	84,200
Intelsat Luxembourg SA Company Guar. Notes 8.13% due 06/01/2023	40,000	42,400
SES Company Guar. Notes 5.30% due 04/04/2043*(13)	5,000	5,055
		169,492
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	25,000	26,688
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 7.50% due 10/15/2039	10,000	10,337
ArcelorMittal Senior Notes 10.35% due 06/01/2019	35,000	44,319
		54,656
Telecom Services — 0.1%
Wind Acquisition Finance SA Sec. Notes 11.75% due 07/15/2017*	100,000	105,375
Telephone-Integrated — 0.1%
France Telecom SA Senior Notes 4.13% due 09/14/2021	21,000	21,764
Koninklijke KPN NV Senior Notes 8.38% due 10/01/2030	5,000	6,740
Telecom Italia Capital SA Company Guar. Notes 6.18% due 06/18/2014	7,000	7,070
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021	35,000	38,476
		74,050
Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	35,000	35,087
Transport-Rail — 0.0%
Kansas City Southern de Mexico SA de CV Senior Notes 2.35% due 05/15/2020	2,000	1,887
Total Foreign Corporate Bonds & Notes (cost $1,954,596)		2,087,690

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(11)	Value (Note 2)
LOANS(18)(19) — 0.1%
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. FRS 5.49% due 01/28/2018	$69,919	$66,118
Electric-Integrated — 0.0%
TXU Energy 4.73% due 10/10/2017(8)	90,398	65,425
Total Loans (cost $148,378)		131,543
MUNICIPAL BONDS & NOTES — 0.1%
U.S. Municipal Bonds & Notes — 0.1%
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	25,000	32,962
Ohio State University Revenue Bonds 4.91% due 06/01/2040	15,000	16,213
State of California General Obligations Bonds 7.50% due 04/01/2034	30,000	40,464
State of Illinois General Obligation Bonds 4.42% due 01/01/2015	10,000	10,269
Total Municipal Bonds & Notes (cost $80,202)		99,908
U.S. GOVERNMENT AGENCIES — 1.7%
Federal Home Loan Mtg. Corp. — 0.1%
5.50% due 04/01/2020	15,252	16,237
5.50% due 06/01/2035	10,072	11,158
7.50% due 10/01/2029	9,614	11,202
Federal Home Loan Mtg. Corp., REMIC FRS Series 2990, Class LB 16.50% due 06/15/2034(7)(14)	31,794	38,055
Series 3065, Class DC 19.40% due 03/15/2035(7)(14)	43,406	61,663
Federal Home Loan Mtg. Corp., Structured Pass Through VRS Series T-56, Class 1IO 0.00% due 05/25/2043(5)(6)(7)	124,296	10
Series T-56, Class 2IO 0.00% due 05/25/2043(5)(6)(7)	118,998	372
Series T-56, Class 3IO 0.00% due 05/25/2043(5)(6)(7)	97,149	7
Series T-51, Class 1AIO 0.00% due 09/25/2043(5)(7)	65,831	0
Series T-56, Class AIO 0.52% due 05/25/2043(5)(7)	200,978	4,253
		142,957
Federal National Mtg. Assoc. — 1.6%
3.50% due April 30 TBA	1,000,000	1,005,938
4.00% due 05/01/2019	148,258	156,678
4.00% due 09/01/2020	15,704	16,600
4.00% due May 30 TBA	1,000,000	1,035,781
4.50% due 04/01/2018	3,530	3,737
Security Description	Principal Amount(11)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 03/01/2020	$8,724	$9,256
4.50% due 04/01/2020	15,968	16,911
4.50% due 09/01/2020	9,400	9,958
4.50% due 11/01/2020	6,947	7,370
5.00% due 03/01/2021	4,248	4,520
5.50% due 03/01/2018	5,255	5,625
6.00% due 06/01/2036	4,029	4,493
6.50% due 01/01/2036	698	784
6.50% due 06/01/2036	56,489	63,405
6.50% due 07/01/2036	11,608	13,025
6.50% due 09/01/2036	39,678	44,510
6.50% due 11/01/2036	34,122	38,295
7.00% due 06/01/2033	9,591	10,745
7.00% due 04/01/2035	13,453	15,539
7.50% due 04/01/2024	12,664	14,171
Federal National Mtg. Assoc., REMIC FRS Series 2005-75, Class GS 19.79% due 08/25/2035(7)(14)	20,372	27,854
Series 2005-122, Class SE 22.56% due 11/25/2035(7)(14)	24,207	36,497
Series 3072, Class SM 23.24% due 11/15/2035(7)(14)	30,206	46,150
Series 2006-8, Class HP 24.00% due 03/25/2036(7)(14)	33,366	52,158
Federal National Mtg. Assoc., REMIC VRS Series 2001-50, Class BI 0.42% due 10/25/2041(5)(7)	170,761	2,962
		2,642,962
Government National Mtg. Assoc. — 0.0%
6.50% due 08/20/2037	39,121	44,408
6.50% due 09/20/2037	9,794	11,125
		55,533
Total U.S. Government Agencies (cost $2,815,861)		2,841,452
U.S. GOVERNMENT TREASURIES — 1.1%
United States Treasury Bonds — 0.1%
United States Treasury Bonds 2.75% due 08/15/2042	170,000	145,138
United States Treasury Notes — 1.0%
United States Treasury Notes 1.00% due 08/31/2016	170,000	171,501
1.63% due 08/15/2022	40,000	37,194
2.00% due 02/15/2023	120,000	114,122
2.38% due 08/31/2014	1,010,000	1,019,508
2.75% due 11/15/2023	70,000	70,317
3.50% due 02/15/2018	150,000	162,363
		1,575,005
Total U.S. Government Treasuries (cost $1,717,393)		1,720,143

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares/ Principal Amount(11)	Value (Note 2)
PUT OPTIONS — PURCHASED — 0.0%
Sovereign — 0.0%
iShares MSCI Emerging Markets Index Fund(6)(17) (cost $10,885)	7,355	$2,778
EXCHANGE-TRADED FUNDS — 0.9%
iShares MSCI Taiwan Index Fund	3,060	44,003
Market Vectors Vietnam ETF	1,417	30,735
SPDR S&P 500 ETF Trust, Series 1	6,200	1,159,648
SPDR S&P MidCap 400 ETF Trust	600	150,342
Total Exchange-Traded Funds (cost $1,364,728)		1,384,728
EQUITY CERTIFICATES — 0.3%
Banks-Commercial — 0.1%
Merrill Lynch - National Bank of Kuwait SAK(13)	8,967	31,530
UBS AG - Apollo Tyres, Ltd.(13)	2,086	48,450
UBS AG - Jammu & Kashmir Bank, Ltd.(13)	1,742	44,746
		124,726
Auto-Cars/Light Trucks — 0.1%
UBS AG - Tata Motors, Ltd.(13)	7,275	48,436
Finance-Mortgage Loan/Banker — 0.1%
UBS AG - Housing Development Finance Corp.(13)	6,349	93,725
Electric-Transmission — 0.0%
UBS AG - Power Grid Corp. of India, Ltd.(13)	11,522	20,205
Transport-Services — 0.0%
UBS AG - Jaypee Infratech. Ltd.(13)	12,847	4,549
Television — 0.0%
UBS AG - Sun TV Network, Ltd.(13)	6,837	45,874
Coal — 0.0%
UBS AG - Coal India(13)	5,423	26,220
Finance-Investment Banker/Broker — 0.0%
Citigroup Global Markets Holdings, Inc.(13)	393,972	38,706
Real Estate Management/Services — 0.0%
UBS AG-Oberoi Realty, Ltd.(13)	1,794	6,467
Petrochemicals — 0.0%
Merrill Lynch-Saudi Industrial Investment Group(13)	2,425	22,310
Diversified Financial Services — 0.0%
Merrill Lynch - Samba Financial Group(13)	2,068	23,658
Oil Companies-Integrated — 0.0%
UBS AG - ONGC, Inc.(13)	7,530	40,069
Food-Misc./Diversified — 0.0%
Merrill Lynch - Kuwait Foods Americana(13)	1,304	11,764
Travel Services — 0.0%
Merrill Lynch - Al Tayyar Travel Group(13)	363	11,035
Security Description	Shares/ Principal Amount(11)	Value (Note 2)
Chemicals-Diversified — 0.0%
Merrill Lynch - Saudi Basic Industries Corp.(13)	437	$13,693
Total Equity Certificates (cost $479,278)		531,437
WARRANTS — 0.0%
Semiconductor Equipment — 0.0%
Tower Semiconductor, Ltd. Expires 06/30/15 (Strike price $0.18)(2)(13) (cost $1,115)	6,345	0
RIGHTS — 0.0%
Banks Commercial — 0.0%
Banco Bilbao Vizcaya Argentaria SA Expires 04/14/2014	8,086	1,894
Building-Heavy Construction — 0.0%
Mota-Engil Africa SGPA SA Expires 12/31/2049(2)	9,198	4,752
Total Rights (cost $1,868)		6,646
Total Long-Term Investment Securities (cost $125,247,087)		151,922,665
SHORT-TERM INVESTMENT SECURITIES — 5.1%
U.S. Government Agencies — 1.2%
Federal Farm Credit Bank 0.05% due 04/14/2014	$2,000,000	1,999,964
U.S. Government Treasuries — 3.9%
United States Treasury Bills 0.03% due 05/01/2014(16)	2,000,000	1,999,911
0.07% due 08/21/2014(16)	2,000,000	1,999,546
0.08% due 05/01/2014(16)	2,000,000	1,999,910
0.10% due 04/03/2014	57,000	57,000
0.11% due 04/03/2014	270,000	269,998
		6,326,365
Total Short-Term Investment Securities (cost $8,326,231)		8,326,329
REPURCHASE AGREEMENT — 1.3%
Agreement with Deutche Bank AG, bearing interest at 0.04%, dated 03/31/2014, to be repurchased 04/01/2014 in the amount $2,138,000 collateralized by $2,099,000 of United States Treasury Notes, bearing interest at 0.02% due 04/30/2016 and having an approximate value of $2,200,225 (cost $2,138,000)	2,138,000	2,138,000
TOTAL INVESTMENTS (cost $135,711,318)(15)	99.8%	162,386,994
Other assets less liabilities	0.2	344,175
NET ASSETS	100.0%	$162,731,169

†  Non-income producing security

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

*    Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2014, the aggregate value of these securities was $5,431,144 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Security was valued using fair value procedures at March 31, 2014. The aggregate value of these securities was $25,276,449 representing 15.5% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  Perpetual maturity — maturity date reflects the next call date.

(4)  Commercial Mortgage Backed Security

(5)  Interest Only

(6)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

(7)  Collateralized Mortgage Obligation

(8)  Subsequent to March 31, 2014, the company has filed for bankruptcy protection.

(9)  Security in default

(10)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(11)  Denominated in United States dollars unless otherwise indicated.

(12)  PIK ("Payment-in-Kind") security — Income may be paid in additional securities or cash at the discretion of the issuer.

(13)  Illiquid security. At March 31, 2014, the aggregate value of these securities was $1,667,342 representing 1.0% of net assets.

(14)  Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at March 31, 2014.

(15)  See Note 4 for cost of investments on a tax basis.

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(17)  Options — Purchased

Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at March 31, 2014	Unrealized Appreciation/ (Depreciation)
iShares MSCI Emerging Markets Index Fund(6)	May 2014	$38	7,355	$10,885	$2,778	$(8,107)

(18)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(19)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(20)  Company has filed Chapter II bankruptcy protection

ADR — American Depository Receipt

BATS — Better Alternative Trading System

CAD — Canadian Dollars

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext — Euronext Stock Exchange, Amsterdam

GDR — Global Depository Receipt

JSE — Johannesburg Stock Exchange

LSE — London Stock Exchange

NVDR — Non-Voting Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

SGMX — Sigma X Trading Platform

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

XJSE — Johannesburg Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown for FRS and VRS are the current interest rates at March 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Put Option Contracts Written

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at March 31, 2014	Unrealized Appreciation/ (Depreciation)
iShares MSCI Emerging Market Index Fund(6)	May 2014	$35	7,355	$(5,883)	$871	$5,012

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2014	Unrealized Appreciation (Depreciation)
92	Short	Euro Stoxx 50#	June 2014	$3,724,365	$3,934,038	$(209,673)
21	Short	FTSE 100 Index#	June 2014	2,262,094	2,293,497	(31,403)
51	Long	Mini MSCI EAFE Index	June 2014	4,712,145	4,832,250	120,105
3	Short	MSCI Singapore Index#	April 2014	165,657	170,843	(5,186)
21	Short	OMXS 30 Index#	April 2014	424,150	438,153	(14,003)
35	Long	Russell 2000 Mini Index	June 2014	4,102,626	4,096,750	(5,876)
36	Short	Russell 2000 Mini Index	June 2014	4,274,820	4,213,800	61,020
69	Long	S&P 500 E-Mini Index	June 2014	6,419,415	6,432,870	13,455
17	Short	S&P 500 E-Mini Index	June 2014	1,576,800	1,584,910	(8,110)
22	Long	S&P Mid 400 E-Mini Index	June 2014	3,016,420	3,024,780	8,360
18	Short	S&P Mid 400 E-Mini Index	June 2014	2,446,287	2,474,820	(28,533)
26	Long	SPI 200#	June 2014	3,226,999	3,250,955	23,956
4	Short	SPI 200#	June 2014	496,623	500,444	(3,821)
10	Short	TOPIX Index#	June 2014	1,185,099	1,163,297	21,802
10	Long	U.S. Treasury 2 YR Notes	June 2014	2,195,281	2,195,625	344
42	Short	U.S. Treasury 2 YR Notes	June 2014	9,232,125	9,221,625	10,500
13	Long	U.S. Treasury 5 YR Notes	June 2014	1,553,906	1,546,390	(7,516)
51	Short	U.S. Treasury 5 YR Notes	June 2014	6,095,961	6,066,609	29,352
64	Long	U.S. Treasury 10 YR Notes	June 2014	7,932,000	7,904,000	(28,000)
						$(53,227)

#  Foreign equity futures contracts valued using fair value procedures at March 31, 2014. The aggregate appreciation (depreciation) of these futures contracts was ($218,328) representing (0.13)% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity futures contracts.

Total Return Swap Contracts@

Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received or Paid by Portfolio	Gross Unrealized Appreciation (Depreciation)
Citibank N.A.	$8,362	12/19/14	(3 Month USD LIBOR-BBA plus 15 bps)	Citibank U.S. Equity Custom Basket	$47,275
Citibank N.A.	7,119	12/19/14	3 Month USD LIBOR-BBA minus 10 bps	Russell 1000 Index Total Return	(36,486)
Net Unrealized Appreciation (Depreciation)					$10,789

BBA — British Banker's Association

LIBOR — London Interbank Offered Rate

@  Fair valued swap contracts. Total return swap contracts are classified as Level 2 based on swaps valuation inputs. See Note 2.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	2,957,000	USD	4,069,885	06/18/2014	$—	$(3,350)
Barclays Bank PLC	CHF	539,300	USD	607,799	06/18/2014	—	(2,612)
	GBP	1,219,000	USD	2,034,097	06/18/2014	3,014	—
	HKD	1,999,100	USD	257,503	05/21/2014	—	(276)
	USD	19,145	SEK	123,500	06/18/2014	—	(86)
						3,014	(2,974)
Citibank N.A.	CAD	74,500	USD	69,698	04/16/2014	2,331	—
	DKK	1,299,400	USD	239,027	06/18/2014	—	(865)
						2,331	(865)
Credit Suisse AG	CHF	572,600	USD	645,256	06/18/2014	—	(2,846)
	GBP	171,100	USD	285,406	06/18/2014	321	—
	JPY	80,387,800	USD	789,652	05/21/2014	10,610	—
	USD	129,566	NOK	780,100	06/18/2014	329	—
						11,260	(2,846)
Deutsche Bank AG	JPY	42,427,200	USD	416,574	05/21/2014	5,410	—
	USD	415,383	JPY	42,427,200	05/21/2014	—	(4,218)
	USD	534,768	EUR	388,600	06/18/2014	524	—
						5,934	(4,218)
Goldman Sachs International	JPY	75,109,800	USD	737,752	05/21/2014	9,859	—
	USD	54,445	JPY	5,559,100	05/21/2014	—	(571)
	USD	222,825	EUR	161,900	06/18/2014	190	—
						10,049	(571)
HSBC Bank USA, N.A.	JPY	80,387,700	USD	789,756	05/21/2014	10,715	—
JPMorgan Chase Bank	NOK	1,230,700	USD	204,361	06/18/2014	—	(563)
	SEK	927,900	USD	143,843	06/18/2014	651	—
	SGD	271,600	USD	213,005	05/21/2014	—	(2,916)
						651	(3,479)
State Street Bank & Trust Co.	AUD	854,900	USD	760,220	04/16/2014	—	(31,852)
	CAD	49,600	USD	46,389	04/16/2014	1,538	—
	USD	12,525	ILS	43,900	04/16/2014	61	—
						1,599	(31,852)
UBS AG	AUD	139,100	USD	123,701	04/16/2014	—	(5,176)
	GBP	741,200	USD	1,236,316	06/18/2014	1,338	—
						1,338	(5,176)
Westpac Banking Corp.	EUR	1,521,300	USD	2,093,567	06/18/2014	—	(2,009)
	JPY	80,387,700	USD	789,564	05/21/2014	10,522	—
						10,522	(2,009)
Net Unrealized Appreciation(Depreciation)						$57,413	$(57,340)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Advertising Services	$—	$—	$0	$0
Aerospace/Defense	1,989,668	—	—	1,989,668
Aerospace/Defense - Equipment	280,526	361,732	—	642,258
Agricultural Chemical	362,724	108,860	—	471,584
Agricultural Operations	1,339,460	—	644	1,340,104
Airlines	2,005,358	219,237	—	2,224,595
Apparel Manufacturers	252,384	22,709	—	275,093
Application Software	2,040,641	—	—	2,040,641
Auction House/Art Dealers	94,388	—	—	94,388
Audio/Video Products	126,730	157,714	—	284,444
Auto/Truck Parts & Equipment - Original	331,214	272,801	—	604,015
Auto/Truck Parts & Equipment - Replacement	97,793	—	—	97,793
Banks - Commercial	1,312,070	2,127,200	15,534	3,454,804
Banks - Fiducary	925,015	—	—	925,015
Banks - Super Regional	1,794,764	—	—	1,794,764
Batteries/Battery Systems	100,470	—	—	100,470
Brewery	197,172	351,367	—	548,539
Broadcast Services/Program	258,094	65,262	—	323,356
Building & Construction Products - Misc.	290,336	54,616	—	344,952
Building Products - Cement	68,318	74,837	—	143,155
Building - Residential/Commercial	59,695	58,467	—	118,162
Cable/Satellite TV	1,502,646	34,816	—	1,537,462
Casino Hotels	485,874	210,963	—	696,837
Cellular Telecom	277,452	266,625	—	544,077
Chemicals - Diversified	2,908,561	443,488	—	3,352,049
Chemicals - Plastics	23,447	72,005	—	95,452
Chemicals - Specialty	152,778	—	—	152,778
Commercial Services	173,291	—	—	173,291
Commercial Services - Finance	809,149	97,313	—	906,462
Communication Software	59,597	—	—	59,597
Computer Aided Design	42,953	—	—	42,953
Computer Services	128,900	185,352	—	314,252
Computer Software	83,192	—	—	83,192
Computers	2,235,750	9,882	—	2,245,632
Computers - Integrated Systems	513,967	46,592	—	560,559
Computers - Memory Devices	3,134,831	—	—	3,134,831
Computers - Periphery Equipment	75,400	—	—	75,400
Consulting Services	415,421	105,071	—	520,492
Consumer Products - Misc	1,564,300	—	—	1,564,300
Containers - Metal/Glass	175,392	—	—	175,392
Containers - Paper/Plastic	140,740	69,720	—	210,460
Cosmetics & Toiletries	2,313,438	204,198	—	2,517,636
Data Processing/Management	124,632	—	—	124,632
Dental Supplies & Equipment	22,011	—	—	22,011
Diagnostic Equipment	46,967	—	—	46,967
Diagnostic Kits	103,522	—	—	103,522
Diamonds/Precious Stones	30,170	—	—	30,170
Distribution/Wholesale	154,926	26,573	—	181,499
Diversified Banking Institutions	3,842,259	1,370,011	—	5,212,270
Diversified Financial Services	18,278	—	—	18,278
Diversified Manufacturing Operations	2,351,642	406,279	—	2,757,921
Diversified Minerals	72,027	281,289	—	353,316
Diversified Operations	80,036	113,410	—	193,446
Diversified Operations/Commerical Services	84,888	—	—	84,888
Drug Delivery Systems	37,011	—	—	37,011
E-Commerce/Products	53,875	—	—	53,875
E-Commerce/Services	1,925,916	—	—	1,925,916
E-Marketing/Info	41,381	—	—	41,381
E-Services/Consulting	30,713	—	—	30,713
Electric Products - Misc.	424,793	36,832	—	461,625

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Electric - Integrated	$2,554,544	$341,260	$—	$2,895,804
Electronic Components - Misc.	250,170	238,830	—	489,000
Electronic Components - Semiconductors	1,319,681	312,573	—	1,632,254
Electronic Design Automation	583,454	—	—	583,454
Electronic Measurement Instruments	173,352	123,419	—	296,771
Electronic Parts Distribution	55,900	—	—	55,900
Electronic Security Devices	206,906	—	—	206,906
Electronics - Military	366,265	65,538	—	431,803
Energy - Alternate Sources	68,715	—	—	68,715
Engineering/R&D Services	49,087	314,333	—	363,420
Enginers_Internal Combustion	938,637	—	—	938,637
Enterprise Software/Service	2,734,418	51,642	—	2,786,060
Entertainment Software	551,880	—	—	551,880
Enviromental Monitoring & Detection	24,738	—	—	24,738
Filtration/Separation Products	9,168	141,103	—	150,271
Finance - Auto Loans	43,071	—	—	43,071
Finance - Consumer Loans	217,239	—	—	217,239
Finance - Credit Card	939,252	37,734	—	976,986
Finance - Leasing Companies	11,836	—	—	11,836
Finance - Mortgage Loan/Banker	45,473	—	—	45,473
Finance - Other Services	45,169	—	—	45,169
Food - Meat Products	33,054	—	—	33,054
Food - Misc./Diversified	25,147	734,937	—	760,084
Food - Retail	106,975	352,229	—	459,204
Food - Wholesale/Distribution	48,347	—	—	48,347
Footwear & Related Apparel	74,760	—	—	74,760
Gas - Distribution	168,757	222,604	—	391,361
Hazardous Waste Disposal	17,855	—	—	17,855
Home Furnishings	47,662	—	—	47,662
Hotels/Motels	382,281	—	—	382,281
Human Resources	516,858	32,452	—	549,310
Industrial Automated/Robotic	613,016	—	—	613,016
Instruments - Scientific	37,396	—	—	37,396
Insurance Brokers	1,002,932	—	—	1,002,932
Insurance - Life/Health	206,556	755,911	—	962,467
Insurance - Multi-line	398,129	592,610	—	990,739
Insurance - Property/Casualty	1,166,321	151,894	—	1,318,215
Insurance - Reinsurance	405,275	85,786	—	491,061
Internet Application Software	87,931	118,364	—	206,295
Internet Content - Information/News	19,874	—	—	19,874
Internet Incubators	37,351	—	—	37,351
Internet Infrastructure Software	586,465	—	—	586,465
Internet Security	553,169	—	—	553,169
Internet Telephone	10,818	—	—	10,818
Lasers - System/Components	40,396	—	—	40,396
Linen Supply & Related Items	40,556	—	—	40,556
Machinery - Construction & Mining	40,462	17,310	—	57,772
Machinery - Electrical	33,761	—	—	33,761
Machinery - Farming	193,060	—	—	193,060
Machinery - General Industrial	351,659	28,971	—	380,630
Machinery - Material Handling	11,113	—	—	11,113
Medical Information Systems	33,022	—	—	33,022
Medical Instruments	583,064	—	—	583,064
Medical Products	289,373	204,497	—	493,870
Medical Sterilizaton Porducts	26,788	—	—	26,788
Medical - Biomedical Gene	979,195	—	—	979,195
Medical - Drugs	7,131,660	1,923,705	—	9,055,365
Medical - Generic Drugs	63,650	—	—	63,650
Medical - HMO	1,770,404	—	—	1,770,404
Medical - Hospitals	49,315	—	—	49,315
Medical - Nursing Homes	39,088	—	—	39,088
Medical - Outpatient/Home Medical	59,003	—	—	59,003
Medical - Wholesale Drug Distribution	1,727,891	66,234	—	1,794,125
Metal Processors & Fabrication	85,990	—	—	85,990
Metal - Iron	21,520	9,444	—	30,964

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Miscellaneous Manufcaturing	$82,469	$—	$—	$82,469
Multilevel Direct Seeling	25,186	—	—	25,186
Multimedia	901,435	93,452	—	994,887
Networking Products	619,181	—	—	619,181
Non-Ferrous Metals	59,089	—	—	59,089
Office Automation & Equipment	230,219	—	—	230,219
Oil Companies - Exploration & Production	3,026,134	221,651	1,646	3,249,431
Oil Companies - Integrated	2,134,295	1,396,798	—	3,531,093
Oil Field Machinery & Equipment	134,520	—	—	134,520
Oil Refinning & Marketing	802,436	—	—	802,436
Oil-Field Services	2,662,482	171,787	—	2,834,269
Optical Supplies	57,490	21,222	—	78,712
Paper & Related Products	138,151	93,191	—	231,342
Patient Monitoring Equipment	37,272	—	—	37,272
Petrochemicals	48,925	39,737	—	88,662
Physical Therapy/Rehabilitation Centers	10,312	—	—	10,312
Platinum	15,077	—	—	15,077
Power Converter/Supply Equipment	108,434	9,335	—	117,769
Printing - Commercial	163,467	—	—	163,467
Private Equity	20,556	20,692	—	41,248
Publishing - Newspapers	367,070	—	—	367,070
Racetracks	45,855	—	—	45,855
Real Estate Investment Trusts	3,318,705	356,205	—	3,674,910
Real Estate Management/Services	187,266	93,674	—	280,940
Real Estate Operations & Development	25,699	304,273	—	329,972
Recreational Centers	13,270	—	—	13,270
Resort/Theme Parks	24,395	—	—	24,395
Retail - Apparel/Shoe	995,602	200,430	—	1,196,032
Retail - Auto Parts	290,950	—	—	290,950
Retail - Automobile	39,835	76,292	—	116,127
Retail - Building Products	2,586,919	21,457	—	2,608,376
Retail - Convenience Store	28,026	—	—	28,026
Retail - Discount	89,174	—	—	89,174
Retail - Drug store	2,500,324	—	—	2,500,324
Retail - Misc./Diversified	133,108	34,818	—	167,926
Retail - Pet Food & Supplies	238,208	—	—	238,208
Retail - Petroleum Products	59,050	—	—	59,050
Retail - Regional Department Stores	551,397	—	—	551,397
Retail - Restaurants	137,298	15,533	—	152,831
Rubber - Tires	20,704	228,604	—	249,308
Satellite Telecom	182,270	—	—	182,270
Savings & Loan/Thrifts	397,454	—	—	397,454
Schools	239,316	—	—	239,316
Security Services	246,792	—	—	246,792
Semiconductor Components - Integrated Circuits	490,548	166,554	—	657,102
Semiconductor Equipment	113,238	212,385	—	325,623
Steel - Producers	113,056	118,038	—	231,094
Telecom Services	50,957	173,841	—	224,798
Telecommunication Equipment	42,706	15,422	—	58,128
Telephone - Integrated	1,602,644	774,515	—	2,377,159
Television	425,882	188,612	—	614,494
Textile - Apparel	24,430	—	—	24,430
Theaters	39,087	—	—	39,087
Therapeutics	71,326	—	—	71,326
Tobacco	6,877	292,658	—	299,535
Transport - Services	53,014	148,077	—	201,091
Transactional Software	13,849	—	—	13,849
Transport - Equipment & Leasing	110,671	—	—	110,671
Transport - Marine	166,958	—	—	166,958
Transport - Truck	190,958	71,047	—	262,005
Veterinary Diagnostics	77,352	—	—	77,352
Vitamins & Nutrition Products	20,417	—	—	20,417
Web Hosting/Design	15,197	—	—	15,197
Web Portals/ISP	1,027,783	124,380	—	1,152,163

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Wireless Equipment	$209,747	$—	$—	$209,747
Other Industries*	—	4,710,777	—	4,710,777
Convertible Preferred Stock
Finance - Investment Banker Broker	—	0	—	0
Other Industries*	41,363	—	—	41,363
Preferred Securities
Diversified Banking Institutions	—	32,594	—	32,594
Electronic Components - Semiconductors	—	39,695	—	39,695
Electronic Measurement Instruments	—	28,582	—	28,582
Soap & Cleaning Preparation	—	34,117	—	34,117
Other Industries*	219,536	—	—	219,536
Preferred Securities/Capital Securities	—	786,665	—	786,665
Asset Backed Securities	—	2,127,829	—	2,127,829
Convertible Bonds & Notes	—	41,698	—	41,698
U.S. Corporate Bonds & Notes:
Recycling	—	—	2	2
Other Industries*	—	13,814,063	—	13,814,063
Foreign Corporate Bonds & Notes
Oil Companies - Exploration & Production	—	210,439	27	210,466
Other Industries*	—	1,877,224	—	1,877,224
Loans	—	131,543	—	131,543
Municipal Bonds & Notes	—	99,908	—	99,908
U.S. Government Agencies	—	2,841,452	—	2,841,452
U.S. Government Treasuries	—	1,720,143	—	1,720,143
Put Options - Purchased	—	2,778	—	2,778
Exchange-Traded Funds	1,384,728	—	—	1,384,728
Equity Certificates	—	531,437	—	531,437
Warrants	—	—	0	0
Rights
Banks Commercial	1,894	—	—	1,894
Building - Heavy Construction	—	—	4,752	4,752
Short-Term Investment Securities:
U.S. Government Agencies	—	1,999,964	—	1,999,964
U.S. Government Treasuries	—	6,326,365	—	6,326,365
Repurchase Agreements	—	2,138,000	—	2,138,000
Other Financial Instruments:+
Option written - Appreciation	—	5,012	—	5,012
Open Futures Contracts - Appreciation	243,136	45,758	—	288,894
Total Return Swaps - Appreciation	—	47,275	—	47,275
Open Forward Currency Contracts - Appreciation	—	57,413	—	57,413
Total	$102,648,971	$60,114,012	$22,605	$162,785,588
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	342,121	—	—	342,121
Total Return Swaps - Depreciation	—	36,486	—	36,486
Open Forward Currency Contracts - Depreciation	—	57,340	—	57,340
Total	$342,121	$93,826	$—	$435,947

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $17,726,893 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	7.7%
Web Portals/ISP	7.7
E-Commerce/Products	5.3
E-Commerce/Services	4.6
Real Estate Investment Trusts	4.1
Finance-Credit Card	3.7
Casino Hotels	3.0
Oil Companies-Exploration & Production	2.9
Commercial Services-Finance	2.8
Applications Software	2.5
Retail-Restaurants	2.5
Retail-Building Products	2.4
Diversified Manufacturing Operations	2.2
Metal Processors & Fabrication	2.2
Registered Investment Companies	2.0
Medical-Wholesale Drug Distribution	1.9
Computers	1.8
Airlines	1.7
Transport-Rail	1.6
Internet Content-Entertainment	1.5
Aerospace/Defense	1.5
Machinery-General Industrial	1.5
Multimedia	1.3
Chemicals-Specialty	1.2
Coatings/Paint	1.1
Retail-Auto Parts	1.1
Retail-Drug Store	1.1
Beverages-Non-alcoholic	1.0
Medical-Drugs	1.0
Apparel Manufacturers	1.0
Aerospace/Defense-Equipment	1.0
Investment Management/Advisor Services	1.0
Hotels/Motels	0.9
Telephone-Integrated	0.9
Medical-HMO	0.8
Retail-Gardening Products	0.8
Computer Services	0.8
Retail-Discount	0.8
Retail-Automobile	0.8
Industrial Gases	0.8
Semiconductor Equipment	0.8
Auto/Truck Parts & Equipment-Original	0.7
Distribution/Wholesale	0.7
Building-Residential/Commercial	0.7
Internet Content-Information/News	0.7
Transport-Services	0.7
Enterprise Software/Service	0.6
Food-Retail	0.6
Finance-Investment Banker/Broker	0.6
Electronic Security Devices	0.6
Auto-Cars/Light Trucks	0.6
Athletic Footwear	0.5
Semiconductor Components-Integrated Circuits	0.5
Software Tools	0.5
Diagnostic Kits	0.5
Retail-Apparel/Shoe	0.5
Telecommunication Equipment	0.4
Banks-Fiduciary	0.4
Wireless Equipment	0.4
Internet Application Software	0.4
Motorcycle/Motor Scooter	0.4%
Data Processing/Management	0.4
Computer Software	0.4
Broadcast Services/Program	0.4
Cruise Lines	0.4
Building Products-Cement	0.4
Finance-Other Services	0.3
Chemicals-Diversified	0.3
Food-Misc./Diversified	0.3
Cosmetics & Toiletries	0.3
Therapeutics	0.3
Medical Products	0.3
Cable/Satellite TV	0.3
Machinery-Pumps	0.3
Transport-Truck	0.2
Computers-Periphery Equipment	0.1
101.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.0%
Aerospace/Defense — 1.5%
Boeing Co.	40,600	$5,094,894
Aerospace/Defense-Equipment — 1.0%
United Technologies Corp.	29,700	3,470,148
Airlines — 1.7%
American Airlines Group, Inc.†	76,000	2,781,600
Delta Air Lines, Inc.	38,900	1,347,885
United Continental Holdings, Inc.†	39,600	1,767,348
		5,896,833
Apparel Manufacturers — 1.0%
Hanesbrands, Inc.	6,200	474,176
Prada SpA(1)	63,700	493,159
Under Armour, Inc., Class A†	22,100	2,533,544
		3,500,879
Applications Software — 2.5%
NetSuite, Inc.†	10,500	995,715
Red Hat, Inc.†	30,400	1,610,592
Salesforce.com, Inc.†	78,700	4,492,983
ServiceNow, Inc.†	27,400	1,641,808
		8,741,098
Athletic Footwear — 0.5%
NIKE, Inc., Class B	24,900	1,839,114
Auto-Cars/Light Trucks — 0.6%
Tesla Motors, Inc.†	9,300	1,938,585
Auto/Truck Parts & Equipment-Original — 0.7%
Delphi Automotive PLC	38,600	2,619,396
Banks-Fiduciary — 0.4%
State Street Corp.	22,300	1,550,965
Beverages-Non-alcoholic — 1.0%
PepsiCo, Inc.	43,400	3,623,900
Broadcast Services/Program — 0.4%
Discovery Communications, Inc., Class C†	17,000	1,310,020
Building Products-Cement — 0.4%
Martin Marietta Materials, Inc.	9,600	1,232,160
Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	58,600	1,268,690
Lennar Corp., Class A	33,300	1,319,346
		2,588,036
Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	7,600	936,320
Casino Hotels — 3.0%
Las Vegas Sands Corp.	54,700	4,418,666
MGM Resorts International†	111,500	2,883,390
Wynn Macau, Ltd.(1)	369,200	1,529,925
Wynn Resorts, Ltd.	7,400	1,643,910
		10,475,891
Chemicals-Diversified — 0.3%
FMC Corp.	14,900	1,140,744
Chemicals-Specialty — 1.2%
Ecolab, Inc.	37,600	4,060,424
Security Description	Shares	Value (Note 2)
Coatings/Paint — 1.1%
Sherwin-Williams Co.	20,100	$3,962,313
Commercial Services-Finance — 2.8%
Alliance Data Systems Corp.†	5,000	1,362,250
MasterCard, Inc., Class A	114,500	8,553,150
		9,915,400
Computer Services — 0.8%
Cognizant Technology Solutions Corp., Class A†	56,400	2,854,404
Computer Software — 0.4%
Akamai Technologies, Inc.†	22,800	1,327,188
Computers — 1.8%
Apple, Inc.	11,700	6,279,858
Computers-Periphery Equipment — 0.1%
Stratasys, Ltd.†	3,500	371,315
Cosmetics & Toiletries — 0.3%
Procter & Gamble Co.	13,900	1,120,340
Cruise Lines — 0.4%
Carnival PLC(1)	32,874	1,254,408
Data Processing/Management — 0.4%
Fiserv, Inc.†	23,800	1,349,222
Diagnostic Kits — 0.5%
IDEXX Laboratories, Inc.†	14,600	1,772,440
Distribution/Wholesale — 0.7%
Fastenal Co.	35,100	1,731,132
WW Grainger, Inc.	3,500	884,310
		2,615,442
Diversified Manufacturing Operations — 2.2%
Danaher Corp.	101,600	7,620,000
E-Commerce/Products — 5.3%
Amazon.com, Inc.†	48,000	16,152,960
eBay, Inc.†	40,400	2,231,696
		18,384,656
E-Commerce/Services — 4.6%
Ctrip.com International, Ltd. ADR†	43,700	2,203,354
Netflix, Inc.†	8,100	2,851,443
Priceline Group, Inc.†	9,200	10,965,388
		16,020,185
Electronic Security Devices — 0.6%
Tyco International, Ltd.	47,700	2,022,480
Enterprise Software/Service — 0.6%
Concur Technologies, Inc.†	10,300	1,020,421
Workday, Inc., Class A†	13,500	1,234,305
		2,254,726
Finance-Credit Card — 3.7%
American Express Co.	38,400	3,457,152
Visa, Inc., Class A	44,600	9,627,356
		13,084,508
Finance-Investment Banker/Broker — 0.6%
TD Ameritrade Holding Corp.	60,000	2,037,000
Finance-Other Services — 0.3%
IntercontinentalExchange Group, Inc.	5,800	1,147,414

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Misc./Diversified — 0.3%
Nestle SA(1)	15,007	$1,130,760
Food-Retail — 0.6%
Whole Foods Market, Inc.	42,000	2,129,820
Hotels/Motels — 0.9%
Marriott International, Inc., Class A	20,142	1,128,355
Starwood Hotels & Resorts Worldwide, Inc.	26,300	2,093,480
		3,221,835
Industrial Gases — 0.8%
Praxair, Inc.	20,800	2,724,176
Internet Application Software — 0.4%
Tencent Holdings, Ltd.(1)	19,900	1,385,557
Internet Content-Entertainment — 1.5%
Facebook, Inc., Class A†	67,100	4,042,104
Twitter, Inc.†(2)(4)(5)	25,960	1,150,976
		5,193,080
Internet Content-Information/News — 0.7%
LinkedIn Corp., Class A†	13,700	2,533,678
Investment Management/Advisor Services — 1.0%
BlackRock, Inc.	5,800	1,823,984
Invesco, Ltd.	44,000	1,628,000
		3,451,984
Machinery-General Industrial — 1.5%
Roper Industries, Inc.	24,800	3,311,048
Wabtec Corp.	22,700	1,759,250
		5,070,298
Machinery-Pumps — 0.3%
Flowserve Corp.	11,500	900,910
Medical Products — 0.3%
Stryker Corp.	12,300	1,002,081
Medical-Biomedical/Gene — 7.7%
Alexion Pharmaceuticals, Inc.†	19,900	3,027,387
Biogen Idec, Inc.†	23,600	7,218,532
Celgene Corp.†	20,400	2,847,840
Gilead Sciences, Inc.†	132,500	9,388,950
Incyte Corp., Ltd.†	23,600	1,263,072
Regeneron Pharmaceuticals, Inc.†	5,200	1,561,456
Vertex Pharmaceuticals, Inc.†	22,800	1,612,416
		26,919,653
Medical-Drugs — 1.0%
Valeant Pharmaceuticals International, Inc.†	26,900	3,546,227
Medical-HMO — 0.8%
Humana, Inc.	3,600	405,792
UnitedHealth Group, Inc.	30,300	2,484,297
		2,890,089
Medical-Wholesale Drug Distribution — 1.9%
McKesson Corp.	37,000	6,533,090
Metal Processors & Fabrication — 2.2%
Precision Castparts Corp.	30,000	7,582,800
Security Description	Shares	Value (Note 2)
Motorcycle/Motor Scooter — 0.4%
Harley-Davidson, Inc.	20,500	$1,365,505
Multimedia — 1.3%
Twenty-First Century Fox, Inc., Class A	65,800	2,103,626
Walt Disney Co.	28,700	2,298,009
		4,401,635
Oil Companies-Exploration & Production — 2.9%
Concho Resources, Inc.†	14,300	1,751,750
EQT Corp.	17,100	1,658,187
Pioneer Natural Resources Co.	21,000	3,929,940
Range Resources Corp.	33,100	2,746,307
		10,086,184
Real Estate Investment Trusts — 4.1%
American Tower Corp.	81,700	6,688,779
Crown Castle International Corp.	104,000	7,673,120
		14,361,899
Retail-Apparel/Shoe — 0.5%
Ross Stores, Inc.	24,200	1,731,510
Retail-Auto Parts — 1.1%
AutoZone, Inc.†	7,300	3,920,830
Retail-Automobile — 0.8%
CarMax, Inc.†	58,300	2,728,440
Retail-Building Products — 2.4%
Home Depot, Inc.	49,200	3,893,196
Lowe's Cos., Inc.	92,700	4,533,030
		8,426,226
Retail-Discount — 0.8%
Costco Wholesale Corp.	17,900	1,999,072
Dollar Tree, Inc.†	16,100	840,098
		2,839,170
Retail-Drug Store — 1.1%
CVS Caremark Corp.	50,800	3,802,888
Retail-Gardening Products — 0.8%
Tractor Supply Co.	40,500	2,860,515
Retail-Restaurants — 2.5%
Chipotle Mexican Grill, Inc.†	6,300	3,578,715
Starbucks Corp.	68,700	5,041,206
		8,619,921
Semiconductor Components-Integrated Circuits — 0.5%
QUALCOMM, Inc.	23,000	1,813,780
Semiconductor Equipment — 0.8%
ASML Holding NV	28,400	2,651,424
Software Tools — 0.5%
VMware, Inc., Class A†	16,500	1,782,330
Telecommunication Equipment — 0.4%
Juniper Networks, Inc.†	60,600	1,561,056
Telephone-Integrated — 0.9%
SoftBank Corp.(1)	42,300	3,190,241
Therapeutics — 0.3%
Pharmacyclics, Inc.†	11,100	1,112,442

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transport-Rail — 1.6%
Kansas City Southern	34,700	$3,541,482
Union Pacific Corp.	10,100	1,895,366
		5,436,848
Transport-Services — 0.7%
FedEx Corp.	18,600	2,465,616
Transport-Truck — 0.2%
J.B. Hunt Transport Services, Inc.	11,700	841,464
Web Portals/ISP — 7.7%
Baidu, Inc. ADR†	21,900	3,337,122
Google, Inc., Class A†	19,400	21,621,494
NAVER Corp.(1)	2,626	1,911,764
		26,870,380
Wireless Equipment — 0.4%
SBA Communications Corp., Class A†	16,000	1,455,360
Total Common Stocks (cost $251,820,206)		345,954,408
CONVERTIBLE PREFERRED SECURITY — 0.0%
E-Commerce/Services — 0.0%
Living Social, Inc., Class F†(3)(4)(5) (cost $91,888)	11,949	7,528
Total Long-Term Investment Securities (cost $251,912,094)		345,961,936
SHORT-TERM INVESTMENT SECURITIES — 2.0%
Registered Investment Companies — 2.0%
T. Rowe Price Reserve Investment Fund (cost $7,201,992)	7,201,992	7,201,992
TOTAL INVESTMENTS (cost $259,114,086)(6)	101.0%	353,163,928
Liabilities in excess of other assets	(1.0)	(3,608,825)
NET ASSETS	100.0%	$349,555,103

†  Non-income producing security

(1)  Security was valued using fair value procedures at March 31, 2014. The aggregate value of these securities was $10,895,814 representing 3.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(4)  Illiquid security. At March 31, 2014, the aggregate value of these securities was $1,158,504 representing 0.3% of net assets.

(5)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2014, the Stock Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Twitter, Inc. Common Stock	07/28/2011	10,689	$172,025
	09/13/2011	9,399	151,263
	03/30/2012	5,872	93,952	$1,159,976	$44.34	0.32%
		25,960	417,240
Living Social, Inc. Class F Convertible Preferred Securities	11/18/2011	11,949	91,888	7,528	0.63	0.00
				$1,158,504		0.33%

(6)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Apparel Manufacturers	$3,007,720	$493,159	$—	$3,500,879
Casino Hotels	8,945,966	1,529,925	—	10,475,891
Cruise Lines	—	1,254,408	—	1,254,408
E-Commerce/Products	18,384,656	—	—	18,384,656
Food-Misc./Diversified	—	1,130,760	—	1,130,760
Internet Application Software	—	1,385,557	—	1,385,557
Internet Content - Entertainment	4,042,104	1,150,976	—	5,193,080
Medical-Biomedical/Gene	26,919,653	—	—	26,919,653
Telephone - Integrated	—	3,190,241	—	3,190,241
Web Portals/ISP	24,958,616	1,911,764	—	26,870,380
Other Industries*	247,648,903	—	—	247,648,903
Convertible Preferred Securities	—	—	7,528	7,528
Short-Term Investment Securities:
Registered Investment Companies	7,201,992	—	—	7,201,992
Total	$341,109,610	$12,046,790	$7,528	$353,163,928

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $4,263,884 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	4.8%
Computers	4.2
Medical-Drugs	4.1
Web Portals/ISP	4.0
Retail-Restaurants	2.8
E-Commerce/Products	2.8
Applications Software	2.5
Real Estate Investment Trusts	2.5
Repurchase Agreements	2.4
Semiconductor Components-Integrated Circuits	2.3
Diversified Manufacturing Operations	2.3
Oil Companies-Exploration & Production	2.1
Multimedia	2.1
Registered Investment Companies	2.1
Beverages-Non-alcoholic	2.0
Retail-Discount	1.8
Cosmetics & Toiletries	1.8
Instruments-Controls	1.8
Commercial Paper	1.6
Enterprise Software/Service	1.6
Transport-Rail	1.5
Cable/Satellite TV	1.5
Finance-Credit Card	1.4
Oil-Field Services	1.3
Retail-Building Products	1.2
Tobacco	1.2
Electronic Components-Semiconductors	1.2
Retail-Apparel/Shoe	1.2
Metal Processors & Fabrication	1.2
Food-Retail	1.1
E-Commerce/Services	1.1
Chemicals-Diversified	1.1
Athletic Footwear	1.1
Commercial Services-Finance	1.1
Internet Content-Entertainment	1.0
Agricultural Chemicals	1.0
Computers-Memory Devices	1.0
Aerospace/Defense	0.9
Transport-Services	0.9
Real Estate Management/Services	0.9
Food-Misc./Diversified	0.8
Investment Management/Advisor Services	0.8
Web Hosting/Design	0.8
Finance-Other Services	0.8
Medical Products	0.7
Medical-Generic Drugs	0.7
Pharmacy Services	0.7
Electronic Measurement Instruments	0.7
Electronic Connectors	0.7
Medical-Wholesale Drug Distribution	0.6
Electronic Components-Misc.	0.6
Oil Field Machinery & Equipment	0.6
Airlines	0.6
Computer Services	0.5
Diversified Banking Institutions	0.5
Wireless Equipment	0.5
Exchange-Traded Funds	0.5
Beverages-Wine/Spirits	0.5
Broadcast Services/Program	0.5
Containers-Metal/Glass	0.5
Retail-Major Department Stores	0.5%
Coatings/Paint	0.5
Consumer Products-Misc.	0.5
Banks-Super Regional	0.5
Industrial Gases	0.5
Internet Content-Information/News	0.5
Retail-Auto Parts	0.5
Television	0.4
Finance-Investment Banker/Broker	0.4
Engines-Internal Combustion	0.4
Telephone-Integrated	0.4
Disposable Medical Products	0.4
Food-Confectionery	0.4
Casino Hotels	0.4
Machinery-Construction & Mining	0.4
Apparel Manufacturers	0.4
Telecom Services	0.3
Medical Instruments	0.3
Medical-HMO	0.3
Computers-Integrated Systems	0.3
Cellular Telecom	0.3
Retail-Catalog Shopping	0.3
Insurance Brokers	0.3
Finance-Consumer Loans	0.3
Telecommunication Equipment	0.3
Electronic Security Devices	0.3
Toys	0.3
Hotels/Motels	0.3
Retail-Gardening Products	0.3
Electronic Design Automation	0.3
Machinery-General Industrial	0.3
Computer Aided Design	0.2
Semiconductor Equipment	0.2
Insurance-Life/Health	0.2
Oil & Gas Drilling	0.2
Instruments-Scientific	0.2
Aerospace/Defense-Equipment	0.2
Medical Information Systems	0.2
Transactional Software	0.2
Auto/Truck Parts & Equipment-Original	0.2
Chemicals-Specialty	0.2
Retail-Pet Food & Supplies	0.2
Oil Refining & Marketing	0.2
Banks-Commercial	0.2
Retail-Jewelry	0.2
Pipelines	0.2
Building-Residential/Commercial	0.2
Data Processing/Management	0.2
Oil Companies-Integrated	0.2
Electric Products-Misc.	0.2
Retail-Mail Order	0.2
Distribution/Wholesale	0.2
Therapeutics	0.1
Electric-Transmission	0.1
Electronic Forms	0.1
Retail-Drug Store	0.1
Advertising Agencies	0.1
Auto-Heavy Duty Trucks	0.1
Retail-Perfume & Cosmetics	0.1
Electric-Integrated	0.1

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited) (continued)

Industry Allocation*
Industrial Automated/Robotic	0.1%
Vitamins & Nutrition Products	0.1
Banks-Fiduciary	0.1
Machinery-Pumps	0.1
Motorcycle/Motor Scooter	0.1
Retail-Bedding	0.1
Internet Security	0.1
Coffee	0.1
104.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.9%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	6,603	$113,175
Omnicom Group, Inc.	4,021	291,925
		405,100
Aerospace/Defense — 0.9%
Boeing Co.	21,183	2,658,255
General Dynamics Corp.	2,329	253,675
Lockheed Martin Corp.	2,565	418,710
Northrop Grumman Corp.	1,450	178,901
Raytheon Co.	2,448	241,838
Rockwell Collins, Inc.	1,157	92,178
		3,843,557
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	7,343	857,956
Agricultural Chemicals — 1.0%
CF Industries Holdings, Inc.	501	130,580
Monsanto Co.	35,262	4,011,758
		4,142,338
Airlines — 0.6%
Delta Air Lines, Inc.	13,227	458,316
Southwest Airlines Co.	10,931	258,081
United Continental Holdings, Inc.†	36,821	1,643,321
		2,359,718
Apparel Manufacturers — 0.4%
Carter's, Inc.	9,736	756,001
Michael Kors Holdings, Ltd.†	2,794	260,596
Ralph Lauren Corp.	552	88,833
VF Corp.	5,486	339,474
		1,444,904
Applications Software — 2.5%
Citrix Systems, Inc.†	1,773	101,823
Intuit, Inc.	14,239	1,106,798
Microsoft Corp.	185,280	7,594,627
Red Hat, Inc.†	2,951	156,344
Salesforce.com, Inc.†	14,443	824,551
ServiceNow, Inc.†	11,702	701,184
		10,485,327
Athletic Footwear — 1.1%
NIKE, Inc., Class B	62,501	4,616,324
Audio/Video Products — 0.0%
Harman International Industries, Inc.	1,055	112,252
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	5,517	372,066
Auto/Truck Parts & Equipment-Original — 0.2%
BorgWarner, Inc.	3,549	218,157
Delphi Automotive PLC	1,954	132,598
Johnson Controls, Inc.	10,340	489,289
		840,044
Banks-Commercial — 0.2%
PacWest Bancorp	13,581	584,119
Regions Financial Corp.	11,053	122,799
Zions Bancorporation	1,439	44,580
		751,498
Security Description	Shares	Value (Note 2)
Banks-Fiduciary — 0.1%
State Street Corp.	3,630	$252,466
Banks-Super Regional — 0.5%
Comerica, Inc.	2,835	146,853
Fifth Third Bancorp	13,260	304,317
Huntington Bancshares, Inc.	12,944	129,052
KeyCorp	13,850	197,224
US Bancorp	26,838	1,150,276
		1,927,722
Beverages-Non-alcoholic — 2.0%
Coca-Cola Co.	64,674	2,500,297
Coca-Cola Enterprises, Inc.	3,700	176,712
Dr Pepper Snapple Group, Inc.	1,474	80,274
Monster Beverage Corp.†	15,689	1,089,601
PepsiCo, Inc.	53,048	4,429,508
		8,276,392
Beverages-Wine/Spirits — 0.5%
Brown-Forman Corp., Class B	20,112	1,803,845
Constellation Brands, Inc., Class A†	2,604	221,262
		2,025,107
Broadcast Services/Program — 0.5%
Discovery Communications, Inc., Class A†	22,627	1,871,253
Scripps Networks Interactive, Inc., Class A	1,708	129,654
		2,000,907
Building Products-Cement — 0.0%
Vulcan Materials Co.	873	58,011
Building Products-Wood — 0.0%
Masco Corp.	3,551	78,868
Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	1,259	49,882
Toll Brothers, Inc.†	18,216	653,954
		703,836
Cable/Satellite TV — 1.5%
Comcast Corp., Class A	83,617	4,182,522
DIRECTV†	7,378	563,827
Time Warner Cable, Inc.	9,568	1,312,538
		6,058,887
Casino Hotels — 0.4%
Las Vegas Sands Corp.	9,119	736,633
MGM Resorts International†	20,023	517,795
Wynn Resorts, Ltd.	1,260	279,909
		1,534,337
Casino Services — 0.0%
International Game Technology	2,497	35,108
Cellular Telecom — 0.3%
T-Mobile US, Inc.†	40,359	1,333,058
Chemicals-Diversified — 1.1%
E.I. du Pont de Nemours & Co.	8,228	552,099
FMC Corp.	2,069	158,403
LyondellBasell Industries NV, Class A	25,958	2,308,704
PPG Industries, Inc.	8,541	1,652,342
		4,671,548

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty — 0.2%
Eastman Chemical Co.	2,374	$204,662
Ecolab, Inc.	4,214	455,070
International Flavors & Fragrances, Inc.	746	71,370
Sigma-Aldrich Corp.	1,041	97,209
		828,311
Coatings/Paint — 0.5%
Sherwin-Williams Co.	9,944	1,960,261
Coffee — 0.1%
Keurig Green Mountain, Inc.	2,010	212,236
Commercial Services — 0.0%
Cintas Corp.	1,567	93,409
Iron Mountain, Inc.	1,168	32,202
Quanta Services, Inc.†	1,254	46,272
		171,883
Commercial Services-Finance — 1.1%
Alliance Data Systems Corp.†	828	225,589
Automatic Data Processing, Inc.	7,503	579,682
Equifax, Inc.	1,900	129,257
H&R Block, Inc.	2,818	85,075
MasterCard, Inc., Class A	39,272	2,933,618
McGraw Hill Financial, Inc.	2,490	189,987
Moody's Corp.	2,928	232,249
Total System Services, Inc.	2,574	78,275
Western Union Co.	5,375	87,935
		4,541,667
Computer Aided Design — 0.2%
ANSYS, Inc.†	10,747	827,734
Autodesk, Inc.†	3,537	173,950
		1,001,684
Computer Services — 0.5%
Accenture PLC, Class A	5,555	442,844
Cognizant Technology Solutions Corp., Class A†	9,459	478,720
International Business Machines Corp.	6,859	1,320,289
		2,241,853
Computer Software — 0.0%
Akamai Technologies, Inc.†	2,780	161,824
Computers — 4.2%
Apple, Inc.	31,848	17,094,096
Computers-Integrated Systems — 0.3%
Teradata Corp.†	27,134	1,334,721
Computers-Memory Devices — 1.0%
EMC Corp.	108,026	2,960,993
NetApp, Inc.	3,508	129,445
SanDisk Corp.	3,511	285,058
Seagate Technology PLC	5,119	287,483
Western Digital Corp.	3,274	300,619
		3,963,598
Consumer Products-Misc. — 0.5%
Clorox Co.	1,173	103,236
Kimberly-Clark Corp.	16,608	1,831,032
		1,934,268
Security Description	Shares	Value (Note 2)
Containers-Metal/Glass — 0.5%
Ball Corp.	1,051	$57,606
Crown Holdings, Inc.†	41,622	1,862,168
Owens-Illinois, Inc.†	1,487	50,305
		1,970,079
Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	3,055	100,418
Cosmetics & Toiletries — 1.8%
Avon Products, Inc.	2,770	40,553
Colgate-Palmolive Co.	81,956	5,316,486
Estee Lauder Cos., Inc., Class A	3,980	266,182
Procter & Gamble Co.	21,534	1,735,640
		7,358,861
Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	585	58,120
Fidelity National Information Services, Inc.	4,526	241,914
Fiserv, Inc.†	3,962	224,606
Paychex, Inc.	3,382	144,073
		668,713
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,215	55,939
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	1,708	117,596
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	10,716	1,585,754
Distribution/Wholesale — 0.2%
Fastenal Co.	4,251	209,660
Fossil Group, Inc.†	748	87,224
Genuine Parts Co.	1,053	91,453
WW Grainger, Inc.	953	240,785
		629,122
Diversified Banking Institutions — 0.5%
Citigroup, Inc.	34,289	1,632,156
JPMorgan Chase & Co.	9,090	551,854
		2,184,010
Diversified Manufacturing Operations — 2.3%
3M Co.	9,803	1,329,875
Colfax Corp.†	17,013	1,213,537
Danaher Corp.	59,030	4,427,250
Dover Corp.	14,801	1,209,982
Eaton Corp. PLC	3,182	239,032
Illinois Tool Works, Inc.	3,347	272,211
Ingersoll-Rand PLC	2,255	129,076
Parker Hannifin Corp.	1,370	164,003
Pentair, Ltd.	1,874	148,683
Textron, Inc.	4,399	172,837
		9,306,486
Diversified Operations — 0.0%
Leucadia National Corp.	2,243	62,804
E-Commerce/Products — 2.8%
Amazon.com, Inc.†	19,820	6,669,826
eBay, Inc.†	88,479	4,887,580
		11,557,406

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Services — 1.1%
Expedia, Inc.	940	$68,150
Netflix, Inc.†	931	327,740
Priceline Group, Inc.†	3,488	4,157,312
TripAdvisor, Inc.†	1,728	156,540
		4,709,742
Electric Products-Misc. — 0.2%
AMETEK, Inc.	3,816	196,486
Emerson Electric Co.	6,787	453,371
		649,857
Electric-Integrated — 0.1%
Dominion Resources, Inc.	4,527	321,372
Electric-Transmission — 0.1%
Brookfield Infrastructure Partners LP	15,253	601,731
Electronic Components-Misc. — 0.6%
Garmin, Ltd.	804	44,429
TE Connectivity, Ltd.	40,250	2,423,453
		2,467,882
Electronic Components-Semiconductors — 1.2%
Altera Corp.	2,028	73,495
First Solar, Inc.†	1,099	76,699
Freescale Semiconductor, Ltd.†	13,907	339,470
LSI Corp.	5,912	65,446
Microchip Technology, Inc.	3,100	148,056
Micron Technology, Inc.†	16,520	390,863
NVIDIA Corp.	4,143	74,201
Texas Instruments, Inc.	10,130	477,630
Xilinx, Inc.	60,035	3,258,099
		4,903,959
Electronic Connectors — 0.7%
Amphenol Corp., Class A	30,300	2,776,995
Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†	67,961	1,056,114
Electronic Forms — 0.1%
Adobe Systems, Inc.†	7,233	475,497
Electronic Measurement Instruments — 0.7%
Agilent Technologies, Inc.	38,328	2,143,302
FLIR Systems, Inc.	1,447	52,092
National Instruments Corp.	25,162	721,898
		2,917,292
Electronic Security Devices — 0.3%
Allegion PLC	572	29,841
Tyco International, Ltd.	28,333	1,201,319
		1,231,160
Engines-Internal Combustion — 0.4%
Cummins, Inc.	11,983	1,785,347
Enterprise Software/Service — 1.6%
CA, Inc.	3,313	102,604
Informatica Corp.†	7,986	301,711
Oracle Corp.	148,816	6,088,062
		6,492,377
Entertainment Software — 0.0%
Electronic Arts, Inc.†	4,821	139,857
Security Description	Shares	Value (Note 2)
Filtration/Separation Products — 0.0%
Pall Corp.	1,128	$100,922
Finance-Consumer Loans — 0.3%
SLM Corp.	51,368	1,257,489
Finance-Credit Card — 1.4%
American Express Co.	23,790	2,141,814
Discover Financial Services	7,333	426,707
Visa, Inc., Class A	15,730	3,395,478
		5,963,999
Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	18,199	497,379
E*TRADE Financial Corp.†	27,829	640,623
LPL Financial Holdings, Inc.	12,546	659,167
		1,797,169
Finance-Other Services — 0.8%
IntercontinentalExchange Group, Inc.	15,754	3,116,614
Food-Confectionery — 0.4%
Hershey Co.	14,047	1,466,507
J.M. Smucker Co.	742	72,152
		1,538,659
Food-Meat Products — 0.0%
Hormel Foods Corp.	1,299	64,002
Food-Misc./Diversified — 0.8%
Campbell Soup Co.	1,308	58,703
General Mills, Inc.	5,349	277,185
Hain Celestial Group, Inc.†	18,408	1,683,780
Kellogg Co.	2,079	130,374
Kraft Foods Group, Inc.	9,286	520,945
McCormick & Co., Inc.	10,854	778,666
		3,449,653
Food-Retail — 1.1%
Kroger Co.	26,081	1,138,435
Safeway, Inc.	3,586	132,467
Whole Foods Market, Inc.	67,818	3,439,051
		4,709,953
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,326	150,660
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	2,258	67,514
Hotels/Motels — 0.3%
Marriott International, Inc., Class A	14,291	800,582
Starwood Hotels & Resorts Worldwide, Inc.	2,988	237,844
Wyndham Worldwide Corp.	1,995	146,094
		1,184,520
Human Resources — 0.0%
Robert Half International, Inc.	2,141	89,815
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	2,160	269,028
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	1,879	223,676
Airgas, Inc.	12,348	1,315,186
Praxair, Inc.	2,700	353,619
		1,892,481

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Instruments-Controls — 1.8%
Honeywell International, Inc.	40,013	$3,711,606
Sensata Technologies Holding NV†	85,326	3,638,301
		7,349,907
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	931	41,951
Thermo Fisher Scientific, Inc.	6,101	733,584
Waters Corp.†	795	86,186
		861,721
Insurance Brokers — 0.3%
Aon PLC	11,675	983,969
Marsh & McLennan Cos., Inc.	5,636	277,855
		1,261,824
Insurance-Life/Health — 0.2%
Lincoln National Corp.	1,847	93,588
Principal Financial Group, Inc.	2,268	104,305
Prudential Financial, Inc.	7,210	610,327
Torchmark Corp.	1,379	108,527
		916,747
Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	67,597	4,072,043
Twitter, Inc.†	2,760	128,809
		4,200,852
Internet Content-Information/News — 0.5%
LinkedIn Corp., Class A†	10,214	1,888,977
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	774	82,532
Internet Security — 0.1%
Symantec Corp.	5,815	116,125
VeriSign, Inc.†	1,956	105,448
		221,573
Investment Management/Advisor Services — 0.8%
Ameriprise Financial, Inc.	2,972	327,128
BlackRock, Inc.	1,956	615,123
Franklin Resources, Inc.	6,287	340,630
Invesco, Ltd.	6,745	249,565
T. Rowe Price Group, Inc.	22,199	1,828,087
		3,360,533
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	15,426	1,532,882
Machinery-General Industrial — 0.3%
Roper Industries, Inc.	7,746	1,034,168
Machinery-Pumps — 0.1%
Flowserve Corp.	2,142	167,804
Xylem, Inc.	1,725	62,825
		230,629
Medical Information Systems — 0.2%
athenahealth, Inc.†	3,730	597,695
Cerner Corp.†	4,606	259,088
		856,783
Security Description	Shares	Value (Note 2)
Medical Instruments — 0.3%
Boston Scientific Corp.†	20,621	$278,796
Edwards Lifesciences Corp.†	902	66,901
Intuitive Surgical, Inc.†	374	163,808
Medtronic, Inc.	8,884	546,721
St Jude Medical, Inc.	4,419	288,959
		1,345,185
Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings†	691	67,863
Medical Products — 0.7%
Baxter International, Inc.	4,313	317,350
Becton Dickinson and Co.	15,189	1,778,328
CareFusion Corp.†	1,362	54,780
Covidien PLC	3,369	248,161
Hospira, Inc.†	1,192	51,554
Stryker Corp.	4,589	373,866
Varian Medical Systems, Inc.†	999	83,906
Zimmer Holdings, Inc.	1,740	164,569
		3,072,514
Medical-Biomedical/Gene — 4.8%
Alexion Pharmaceuticals, Inc.†	3,081	468,713
Amgen, Inc.	11,757	1,450,108
Biogen Idec, Inc.†	11,238	3,437,367
Celgene Corp.†	20,437	2,853,005
Gilead Sciences, Inc.†	91,241	6,465,337
Medivation, Inc.†	12,401	798,252
NPS Pharmaceuticals, Inc.†	29,889	894,578
Regeneron Pharmaceuticals, Inc.†	7,377	2,215,166
Vertex Pharmaceuticals, Inc.†	15,470	1,094,039
		19,676,565
Medical-Drugs — 4.1%
Abbott Laboratories	86,218	3,320,255
AbbVie, Inc.	24,738	1,271,533
Allergan, Inc.	4,647	576,693
Bristol-Myers Squibb Co.	16,641	864,500
Endo International PLC†	16,019	1,099,704
Forest Laboratories, Inc.†	1,931	178,173
Jazz Pharmaceuticals PLC†	8,039	1,114,849
Johnson & Johnson	33,768	3,317,031
Merck & Co., Inc.	21,523	1,221,861
Pfizer, Inc.	48,706	1,564,437
Sanofi ADR	25,529	1,334,656
Zoetis, Inc.	36,376	1,052,721
		16,916,413
Medical-Generic Drugs — 0.7%
Actavis PLC†	2,712	558,265
Mylan, Inc.†	44,564	2,176,060
Perrigo Co. PLC	2,082	322,002
		3,056,327
Medical-HMO — 0.3%
Aetna, Inc.	13,133	984,581
Cigna Corp.	4,260	356,690
		1,341,271
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	589	25,215

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Wholesale Drug Distribution — 0.6%
AmerisourceBergen Corp.	1,642	$107,699
McKesson Corp.	13,434	2,372,041
		2,479,740
Metal Processors & Fabrication — 1.2%
Precision Castparts Corp.	19,263	4,868,916
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,426	228,206
Multimedia — 2.1%
Time Warner, Inc.	7,646	499,513
Twenty-First Century Fox, Inc., Class A	145,681	4,657,422
Viacom, Inc., Class B	6,206	527,448
Walt Disney Co.	35,888	2,873,552
		8,557,935
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc.	3,703	155,785
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	3,154	81,972
Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	8,246	886,940
Oil Companies-Exploration & Production — 2.1%
Anadarko Petroleum Corp.	32,228	2,731,645
Antero Resources Corp.†	11,273	705,690
Cabot Oil & Gas Corp.	6,575	222,761
Chesapeake Energy Corp.	3,863	98,970
EOG Resources, Inc.	9,747	1,912,069
EQT Corp.	2,349	227,783
Newfield Exploration Co.†	1,273	39,921
Noble Energy, Inc.	18,804	1,335,836
Occidental Petroleum Corp.	5,693	542,486
Pioneer Natural Resources Co.	2,225	416,386
Range Resources Corp.	2,548	211,408
Southwestern Energy Co.†	3,132	144,103
		8,589,058
Oil Companies-Integrated — 0.2%
Phillips 66	8,460	651,928
Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	22,620	1,397,237
FMC Technologies, Inc.†	3,675	192,166
National Oilwell Varco, Inc.	9,960	775,585
		2,364,988
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	2,018	175,647
Valero Energy Corp.	11,455	608,260
		783,907
Oil-Field Services — 1.3%
Core Laboratories NV	3,358	666,362
Halliburton Co.	13,250	780,292
Schlumberger, Ltd.	39,368	3,838,380
		5,285,034
Security Description	Shares	Value (Note 2)
Pharmacy Services — 0.7%
Express Scripts Holding Co.†	28,172	$2,115,435
Omnicare, Inc.	13,765	821,358
		2,936,793
Pipelines — 0.2%
Kinder Morgan, Inc.	10,433	338,968
Spectra Energy Corp.	4,905	181,191
Williams Cos., Inc.	4,796	194,622
		714,781
Publishing-Newspapers — 0.0%
Graham Holdings Co., Class B	67	47,151
News Corp., Class A†	7,754	133,524
		180,675
Publishing-Periodicals — 0.0%
Nielsen Holdings NV	2,433	108,585
Real Estate Investment Trusts — 2.5%
American Tower Corp.	78,684	6,441,859
Apartment Investment & Management Co., Class A	1,092	33,000
AvalonBay Communities, Inc.	777	102,036
Boston Properties, Inc.	1,191	136,405
Crown Castle International Corp.	5,202	383,804
Equity Residential	2,405	139,466
General Growth Properties, Inc.	3,491	76,802
Health Care REIT, Inc.	3,116	185,714
Host Hotels & Resorts, Inc.	7,660	155,038
Kimco Realty Corp.	2,871	62,817
Lexington Realty Trust	21,180	231,074
Macerich Co.	2,188	136,378
Plum Creek Timber Co., Inc.	1,571	66,045
Prologis, Inc.	4,591	187,450
Public Storage	1,283	216,173
Simon Property Group, Inc.	5,838	957,432
Ventas, Inc.	7,578	458,999
Vornado Realty Trust	1,437	141,631
		10,112,123
Real Estate Management/Services — 0.9%
CBRE Group, Inc., Class A†	107,971	2,961,645
Jones Lang LaSalle, Inc.	4,991	591,433
		3,553,078
Retail-Apparel/Shoe — 1.2%
Coach, Inc.	2,593	128,768
Gap, Inc.	2,722	109,043
L Brands, Inc.	40,158	2,279,770
PVH Corp.	16,700	2,083,659
Ross Stores, Inc.	3,346	239,406
Urban Outfitters, Inc.†	1,035	37,747
		4,878,393
Retail-Auto Parts — 0.5%
AutoZone, Inc.†	3,003	1,612,911
O'Reilly Automotive, Inc.†	1,656	245,734
		1,858,645
Retail-Automobile — 0.0%
CarMax, Inc.†	1,946	91,073

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	3,316	$228,141
Retail-Building Products — 1.2%
Home Depot, Inc.	32,337	2,558,827
Lowe's Cos., Inc.	50,543	2,471,552
		5,030,379
Retail-Catalog Shopping — 0.3%
MSC Industrial Direct Co., Inc., Class A	14,821	1,282,313
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	847	34,812
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	2,085	55,065
Retail-Discount — 1.8%
Costco Wholesale Corp.	29,622	3,308,185
Dollar General Corp.†	49,468	2,744,485
Dollar Tree, Inc.†	3,241	169,115
Wal-Mart Stores, Inc.	16,706	1,276,840
		7,498,625
Retail-Drug Store — 0.1%
Walgreen Co.	6,398	422,460
Retail-Gardening Products — 0.3%
Tractor Supply Co.	16,721	1,181,004
Retail-Jewelry — 0.2%
Tiffany & Co.	8,647	744,939
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	9,652	643,209
Retail-Major Department Stores — 0.5%
Nordstrom, Inc.	1,181	73,753
TJX Cos., Inc.	31,118	1,887,307
		1,961,060
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	3,669	357,654
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	11,832	815,106
Retail-Restaurants — 2.8%
Chipotle Mexican Grill, Inc.†	3,458	1,964,317
Dunkin' Brands Group, Inc.	7,111	356,830
McDonald's Corp.	8,786	861,292
Starbucks Corp.	66,075	4,848,583
Tim Hortons, Inc.	11,050	611,175
Yum! Brands, Inc.	38,920	2,934,179
		11,576,376
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	3,862	100,914
Savings & Loans/Thrifts — 0.0%
People's United Financial, Inc.	2,416	35,926
Semiconductor Components-Integrated Circuits — 2.3%
Analog Devices, Inc.	2,287	121,531
Atmel Corp.†	117,483	982,158
Linear Technology Corp.	2,094	101,957
QUALCOMM, Inc.	104,450	8,236,927
		9,442,573
Security Description	Shares	Value (Note 2)
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	10,561	$215,655
KLA-Tencor Corp.	10,199	705,159
Lam Research Corp.†	1,264	69,520
		990,334
Telecom Services — 0.3%
Amdocs, Ltd.	29,762	1,382,743
Telecommunication Equipment — 0.3%
CommScope Holding Co., Inc.†	48,299	1,192,019
Harris Corp.	781	57,138
		1,249,157
Telephone-Integrated — 0.4%
Verizon Communications, Inc.	33,534	1,595,212
Television — 0.4%
CBS Corp., Class B	29,231	1,806,476
Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	951	129,317
Therapeutics — 0.1%
Pharmacyclics, Inc.†	6,132	614,549
Tobacco — 1.2%
Altria Group, Inc.	43,833	1,640,669
Lorillard, Inc.	5,640	305,011
Philip Morris International, Inc.	34,701	2,840,971
Reynolds American, Inc.	2,424	129,490
		4,916,141
Tools-Hand Held — 0.0%
Snap-on, Inc.	506	57,421
Toys — 0.3%
Hasbro, Inc.	1,016	56,510
Mattel, Inc.	29,078	1,166,318
		1,222,828
Transactional Software — 0.2%
Solera Holdings, Inc.	13,421	850,086
Transport-Rail — 1.5%
CSX Corp.	10,042	290,917
Kansas City Southern	21,417	2,185,819
Norfolk Southern Corp.	4,823	468,651
Union Pacific Corp.	17,359	3,257,590
		6,202,977
Transport-Services — 0.9%
Expeditors International of Washington, Inc.	1,452	57,543
FedEx Corp.	19,390	2,570,338
United Parcel Service, Inc., Class B	11,066	1,077,607
		3,705,488
Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	3,140	261,060
Web Hosting/Design — 0.8%
Equinix, Inc.†	16,914	3,126,384
Web Portals/ISP — 4.0%
Google, Inc., Class A†	14,209	15,836,073
Yahoo!, Inc.†	14,618	524,786
		16,360,859

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 0.5%
Motorola Solutions, Inc.	21,280	$1,368,091
SBA Communications Corp., Class A†	7,891	717,766
		2,085,857
Total Common Stocks (cost $318,933,452)		403,049,062
EXCHANGE-TRADED FUNDS — 0.5%
iShares S&P 500 Growth Index Fund (cost $2,015,104)	20,504	2,047,119
Total Long-Term Investment Securities (cost $320,948,556)		405,096,181
SHORT-TERM INVESTMENT SECURITIES — 3.7%
Commercial Paper — 1.6%
BNP Paribas Finance, Inc. 0.27% due 04/01/2014	$6,600,000	6,600,000
Registered Investment Companies — 2.1%
SSgA U.S. Government Money Market Fund	8,483,243	8,483,243
Total Short-Term Investment Securities (cost $15,083,243)		15,083,243
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 2.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2014, to be repurchased 04/01/2014 in the amount of $2,038,000 and collateralized by $2,280,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $2,080,210	$2,038,000	$2,038,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	7,893,000	7,893,000
Total Repurchase Agreements (cost $9,931,000)		9,931,000
TOTAL INVESTMENTS (cost $345,962,799)(2)	104.5%	430,110,424
Liabilities in excess of other assets	(4.5)	(18,481,313)
NET ASSETS	100.0%	$411,629,111

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2014	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Growth Index	June 2014	$1,000,720	$999,000	$(1,720)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$403,049,062	$—	$—	$403,049,062
Exchange-Traded Funds	2,047,119	—	—	2,047,119
Short-Term Investment Securities:
Commercial Paper	—	6,600,000	—	6,600,000
Registered Investment Companies	8,483,243	—	—	8,483,243
Repurchase Agreements	—	9,931,000	—	9,931,000
Total	$413,579,424	$16,531,000	$—	$430,110,424
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$1,720	$—	$—	$1,720
Total

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
Oil Companies-Integrated	7.3%
Diversified Banking Institutions	7.0
Banks-Super Regional	5.5
Medical-Drugs	5.2
Diversified Manufacturing Operations	4.4
Oil Companies-Exploration & Production	4.3
Electric-Integrated	3.3
Telephone-Integrated	3.0
Registered Investment Companies	2.5
Insurance-Multi-line	1.8
Electronic Components-Semiconductors	1.7
Networking Products	1.5
Real Estate Investment Trusts	1.4
Multimedia	1.3
Repurchase Agreements	1.3
Retail-Discount	1.3
Food-Misc./Diversified	1.3
Investment Management/Advisor Services	1.3
Applications Software	1.2
Paper & Related Products	1.1
Aerospace/Defense	1.1
Gas-Distribution	1.1
Computers-Memory Devices	1.1
Medical Products	1.0
Oil-Field Services	1.0
Chemicals-Diversified	1.0
Semiconductor Components-Integrated Circuits	1.0
Insurance Brokers	1.0
Tobacco	0.9
Insurance-Reinsurance	0.9
Medical-Biomedical/Gene	0.9
Banks-Commercial	0.8
Auto-Cars/Light Trucks	0.8
Cosmetics & Toiletries	0.8
Computer Services	0.8
Beverages-Non-alcoholic	0.8
Retail-Regional Department Stores	0.7
Aerospace/Defense-Equipment	0.7
Steel-Producers	0.7
Insurance-Life/Health	0.7
Retail-Apparel/Shoe	0.7
Retail-Building Products	0.7
Computers	0.6
Medical-HMO	0.6
Banks-Fiduciary	0.6
Brewery	0.6
Building-Residential/Commercial	0.6
Beverages-Wine/Spirits	0.6
Retail-Consumer Electronics	0.5
Instruments-Controls	0.5
Electronic Components-Misc.	0.5
Machinery-Construction & Mining	0.5
Transport-Services	0.5
Agricultural Operations	0.5
Retail-Drug Store	0.5
Telecom Equipment-Fiber Optics	0.5
Electric Products-Misc.	0.5
Internet Security	0.5
Finance-Other Services	0.5
Retail-Major Department Stores	0.5
Retail-Auto Parts	0.4%
Index Fund	0.4
Consumer Products-Misc.	0.4
Insurance-Property/Casualty	0.4
Telecommunication Equipment	0.4
Advertising Agencies	0.4
Oil & Gas Drilling	0.4
Transport-Rail	0.4
Toys	0.4
Home Decoration Products	0.4
Enterprise Software/Service	0.4
Semiconductor Equipment	0.4
Cruise Lines	0.3
Finance-Credit Card	0.3
Machinery-Farming	0.3
Gold Mining	0.3
Airlines	0.3
Cable/Satellite TV	0.3
Cellular Telecom	0.3
Television	0.3
Coal	0.3
Tools-Hand Held	0.3
Building Products-Cement	0.3
Auto/Truck Parts & Equipment-Original	0.3
Retail-Restaurants	0.3
Agricultural Chemicals	0.3
Medical Labs & Testing Services	0.3
Pharmacy Services	0.2
Machinery-Pumps	0.2
Medical-Wholesale Drug Distribution	0.2
Distribution/Wholesale	0.2
Commercial Services-Finance	0.2
Retail-Office Supplies	0.2
Oil Refining & Marketing	0.2
Building Products-Wood	0.2
Pipelines	0.2
Electric-Generation	0.2
Publishing-Newspapers	0.2
Medical Instruments	0.2
Building & Construction Products-Misc.	0.1
Metal-Copper	0.1
Professional Sports	0.1
Oil Field Machinery & Equipment	0.1
Food-Retail	0.1
Industrial Gases	0.1
E-Commerce/Products	0.1
Food-Wholesale/Distribution	0.1
Engineering/R&D Services	0.1
Appliances	0.1
Non-Hazardous Waste Disposal	0.1
Food-Meat Products	0.1
Metal-Aluminum	0.1
Office Automation & Equipment	0.1
Electronic Security Devices	0.1
99.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.5%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	162,400	$2,783,536
Aerospace/Defense — 1.1%
Boeing Co.	20,000	2,509,800
General Dynamics Corp.	5,030	547,867
Lockheed Martin Corp.	3,017	492,495
Northrop Grumman Corp.	3,539	436,642
Raytheon Co.	4,505	445,049
Rockwell Collins, Inc.	1,743	138,865
Spirit Aerosystems Holdings, Inc., Class A†	119,900	3,379,981
		7,950,699
Aerospace/Defense-Equipment — 0.7%
United Technologies Corp.	44,513	5,200,899
Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	667	173,847
Mosaic Co.	9,712	485,600
Potash Corp. of Saskatchewan, Inc.	30,200	1,093,844
		1,753,291
Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	79,060	3,430,413
Airlines — 0.3%
United Continental Holdings, Inc.†	51,800	2,311,834
Apparel Manufacturers — 0.0%
Ralph Lauren Corp.	678	109,111
Appliances — 0.1%
Whirlpool Corp.	3,819	570,788
Applications Software — 1.2%
Citrix Systems, Inc.†	2,000	114,860
Microsoft Corp.	204,000	8,361,960
		8,476,820
Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.	193,378	3,016,697
General Motors Co.	74,795	2,574,444
		5,591,141
Auto/Truck Parts & Equipment-Original — 0.3%
Delphi Automotive PLC	4,393	298,109
Johnson Controls, Inc.	32,200	1,523,704
		1,821,813
Banks-Commercial — 0.8%
BB&T Corp.	98,565	3,959,356
M&T Bank Corp.	3,754	455,360
Regions Financial Corp.	106,633	1,184,693
Zions Bancorporation	2,648	82,035
		5,681,444
Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	34,016	1,200,425
Northern Trust Corp.	42,590	2,792,200
State Street Corp.	5,688	395,600
		4,388,225
Security Description	Shares	Value (Note 2)
Banks-Super Regional — 5.5%
Capital One Financial Corp.	16,409	$1,266,118
PNC Financial Services Group, Inc.	116,999	10,178,913
SunTrust Banks, Inc.	76,117	3,028,695
US Bancorp	122,939	5,269,166
Wells Fargo & Co.	388,670	19,332,446
		39,075,338
Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	36,905	1,426,747
Dr Pepper Snapple Group, Inc.	6,739	367,006
PepsiCo, Inc.	42,218	3,525,203
		5,318,956
Beverages-Wine/Spirits — 0.6%
Beam, Inc.	4,740	394,842
Brown-Forman Corp., Class B	1,904	170,770
Diageo PLC ADR	27,800	3,463,602
		4,029,214
Brewery — 0.6%
Anheuser-Busch InBev NV ADR	36,470	3,840,291
Molson Coors Brewing Co., Class B	4,536	266,989
		4,107,280
Building & Construction Products-Misc. — 0.1%
USG Corp.†	31,400	1,027,408
Building Products-Cement — 0.3%
Vulcan Materials Co.	30,432	2,022,206
Building Products-Wood — 0.2%
Masco Corp.	61,776	1,372,045
Building-Residential/Commercial — 0.6%
D.R. Horton, Inc.	8,157	176,599
Lennar Corp., Class A	2,719	107,727
PulteGroup, Inc.	199,131	3,821,324
		4,105,650
Cable/Satellite TV — 0.3%
Cablevision Systems Corp., Class A	65,734	1,108,933
Comcast Corp., Class A	22,200	1,110,444
		2,219,377
Casino Services — 0.0%
International Game Technology	2,474	34,784
Cellular Telecom — 0.3%
Vodafone Group PLC(1)	130,869	481,801
Vodafone Group PLC ADR	46,418	1,708,647
		2,190,448
Chemicals-Diversified — 1.0%
Dow Chemical Co.	99,830	4,850,740
E.I. du Pont de Nemours & Co.	32,519	2,182,025
		7,032,765
Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc.	955	91,365
Sigma-Aldrich Corp.	1,506	140,630
		231,995
Coal — 0.3%
CONSOL Energy, Inc.	50,465	2,016,077
Peabody Energy Corp.	7,772	126,994
		2,143,071

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Commercial Services — 0.0%
Iron Mountain, Inc.	2,734	$75,376
Quanta Services, Inc.†	3,930	145,017
		220,393
Commercial Services-Finance — 0.2%
H&R Block, Inc.	2,671	80,637
McGraw Hill Financial, Inc.	7,983	609,103
Western Union Co.	53,308	872,119
		1,561,859
Computer Services — 0.8%
Accenture PLC, Class A	8,029	640,072
Computer Sciences Corp.	29,874	1,816,937
International Business Machines Corp.	15,423	2,968,773
		5,425,782
Computers — 0.6%
Apple, Inc.	5,200	2,791,048
Hewlett-Packard Co.	54,289	1,756,792
		4,547,840
Computers-Integrated Systems — 0.0%
Teradata Corp.†	2,235	109,940
Computers-Memory Devices — 1.1%
EMC Corp.	267,628	7,335,684
NetApp, Inc.	3,037	112,065
		7,447,749
Consumer Products-Misc. — 0.4%
Clorox Co.	27,663	2,434,621
Kimberly-Clark Corp.	4,456	491,274
		2,925,895
Containers-Metal/Glass — 0.0%
Ball Corp.	2,094	114,772
Owens-Illinois, Inc.†	1,982	67,051
		181,823
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	2,913	114,306
Cosmetics & Toiletries — 0.8%
Avon Products, Inc.	87,435	1,280,049
Colgate-Palmolive Co.	9,753	632,677
Procter & Gamble Co.	43,960	3,543,176
		5,455,902
Cruise Lines — 0.3%
Carnival Corp.	64,455	2,440,266
Data Processing/Management — 0.0%
Paychex, Inc.	3,064	130,526
Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc.	1,828	84,161
Patterson Cos., Inc.	2,352	98,220
		182,381
Dialysis Centers — 0.0%
DaVita HealthCare Partners, Inc.†	1,926	132,605
Distribution/Wholesale — 0.2%
Genuine Parts Co.	18,066	1,569,032
Security Description	Shares	Value (Note 2)
Diversified Banking Institutions — 7.0%
Bank of America Corp.	537,544	$9,245,757
Citigroup, Inc.	189,972	9,042,667
Credit Suisse Group AG ADR	99,487	3,221,389
Goldman Sachs Group, Inc.	27,062	4,434,109
JPMorgan Chase & Co.	372,443	22,611,015
Morgan Stanley	40,184	1,252,535
		49,807,472
Diversified Manufacturing Operations — 4.4%
Dover Corp.	1,461	119,437
Eaton Corp. PLC	76,953	5,780,709
General Electric Co.	744,169	19,266,535
Illinois Tool Works, Inc.	45,139	3,671,155
Ingersoll-Rand PLC	31,409	1,797,851
Leggett & Platt, Inc.	3,979	129,875
Parker Hannifin Corp.	1,752	209,732
Pentair, Ltd.	2,205	174,945
		31,150,239
Diversified Operations — 0.0%
Leucadia National Corp.	4,844	135,632
E-Commerce/Products — 0.1%
eBay, Inc.†	11,015	608,469
E-Commerce/Services — 0.0%
Expedia, Inc.	1,201	87,073
Electric Products-Misc. — 0.5%
Emerson Electric Co.	48,553	3,243,340
Electric-Generation — 0.2%
AES Corp.	80,772	1,153,424
Electric-Integrated — 3.3%
Ameren Corp.	6,951	286,381
American Electric Power Co., Inc.	13,973	707,872
CMS Energy Corp.	7,641	223,728
Consolidated Edison, Inc.	8,391	450,177
Dominion Resources, Inc.	8,329	591,276
DTE Energy Co.	5,073	376,873
Duke Energy Corp.	57,819	4,117,869
Edison International	43,133	2,441,759
Entergy Corp.	36,715	2,454,398
Exelon Corp.	80,462	2,700,305
FirstEnergy Corp.	44,795	1,524,374
Integrys Energy Group, Inc.	2,291	136,658
NextEra Energy, Inc.	12,472	1,192,573
Northeast Utilities	9,036	411,138
Pepco Holdings, Inc.	7,177	146,985
PG&E Corp.	13,111	566,395
Pinnacle West Capital Corp.	3,157	172,562
PPL Corp.	18,068	598,773
Public Service Enterprise Group, Inc.	14,500	553,030
SCANA Corp.	4,043	207,487
Southern Co.	25,437	1,117,702
TECO Energy, Inc.	5,872	100,705
Wisconsin Energy Corp.	6,473	301,318
Xcel Energy, Inc.	61,074	1,854,207
		23,234,545

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Misc. — 0.5%
Garmin, Ltd.	2,043	$112,896
Jabil Circuit, Inc.	5,376	96,768
Koninklijke Philips NV	87,300	3,069,468
TE Connectivity, Ltd.	4,818	290,092
		3,569,224
Electronic Components-Semiconductors — 1.7%
Altera Corp.	5,367	194,500
Broadcom Corp., Class A	15,812	497,762
Intel Corp.	331,633	8,559,448
LSI Corp.	5,118	56,656
NVIDIA Corp.	8,256	147,865
Texas Instruments, Inc.	50,924	2,401,066
Xilinx, Inc.	3,440	186,689
		12,043,986
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.	3,056	170,892
FLIR Systems, Inc.	1,372	49,392
		220,284
Electronic Security Devices — 0.1%
Allegion PLC	1,517	79,142
Tyco International, Ltd.	6,198	262,795
		341,937
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	2,459	290,531
Engineering/R&D Services — 0.1%
Fluor Corp.	4,593	357,014
Jacobs Engineering Group, Inc.†	3,779	239,966
		596,980
Engines-Internal Combustion — 0.0%
Cummins, Inc.	1,691	251,942
Enterprise Software/Service — 0.4%
CA, Inc.	22,840	707,355
Oracle Corp.	45,634	1,866,887
		2,574,242
Filtration/Separation Products — 0.0%
Pall Corp.	1,069	95,643
Finance-Credit Card — 0.3%
American Express Co.	27,100	2,439,813
Finance-Investment Banker/Broker — 0.0%
E*TRADE Financial Corp.†	3,303	76,035
Finance-Other Services — 0.5%
CME Group, Inc.	9,040	669,050
IntercontinentalExchange Group, Inc.	12,100	2,393,743
NASDAQ OMX Group, Inc.	3,349	123,712
		3,186,505
Food-Confectionery — 0.0%
J.M. Smucker Co.	1,604	155,973
Food-Meat Products — 0.1%
Hormel Foods Corp.	1,466	72,230
Tyson Foods, Inc., Class A	7,701	338,921
		411,151
Security Description	Shares	Value (Note 2)
Food-Misc./Diversified — 1.3%
Campbell Soup Co.	50,115	$2,249,161
ConAgra Foods, Inc.	12,043	373,694
General Mills, Inc.	8,051	417,203
Kellogg Co.	3,531	221,429
Kraft Foods Group, Inc.	57,800	3,242,580
McCormick & Co., Inc.	14,904	1,069,213
Mondelez International, Inc., Class A	48,728	1,683,553
		9,256,833
Food-Retail — 0.1%
Kroger Co.	14,797	645,889
Whole Foods Market, Inc.	4,049	205,325
		851,214
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	16,758	605,467
Gas-Distribution — 1.1%
AGL Resources, Inc.	3,406	166,758
CenterPoint Energy, Inc.	12,285	291,032
National Grid PLC ADR	52,200	3,588,228
NiSource, Inc.	87,495	3,108,697
Sempra Energy	6,511	630,004
		7,784,719
Gold Mining — 0.3%
Barrick Gold Corp.	61,600	1,098,328
Newmont Mining Corp.	52,364	1,227,412
		2,325,740
Home Decoration Products — 0.4%
Newell Rubbermaid, Inc.	88,235	2,638,226
Hotel/Motels — 0.0%
Marriott International, Inc., Class A	2,660	149,013
Independent Power Producers — 0.0%
NRG Energy, Inc.	9,316	296,249
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,607	310,337
Airgas, Inc.	706	75,196
Praxair, Inc.	3,453	452,240
		837,773
Instruments-Controls — 0.5%
Honeywell International, Inc.	41,137	3,815,868
Instruments-Scientific — 0.0%
PerkinElmer, Inc.	1,519	68,446
Waters Corp.†	976	105,808
		174,254
Insurance Brokers — 1.0%
Marsh & McLennan Cos., Inc.	123,091	6,068,386
Willis Group Holdings PLC	16,000	706,080
		6,774,466
Insurance-Life/Health — 0.7%
Aflac, Inc.	13,058	823,176
Lincoln National Corp.	4,155	210,534
Principal Financial Group, Inc.	62,250	2,862,878
Sun Life Financial, Inc.	26,500	917,695
Unum Group	7,432	262,424
		5,076,707

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Multi-line — 1.8%
ACE, Ltd.	34,494	$3,416,976
Allstate Corp.	61,008	3,451,833
American International Group, Inc.(2)	41,941	2,097,469
Assurant, Inc.	2,052	133,298
Cincinnati Financial Corp.	4,216	205,150
Genworth Financial, Inc., Class A†	14,190	251,589
Hartford Financial Services Group, Inc.	12,786	450,962
Loews Corp.	24,767	1,090,986
MetLife, Inc.	32,186	1,699,421
XL Group PLC	7,908	247,125
		13,044,809
Insurance-Property/Casualty — 0.4%
Chubb Corp.	18,836	1,682,055
Progressive Corp.	15,689	379,988
Travelers Cos., Inc.	10,093	858,914
		2,920,957
Insurance-Reinsurance — 0.9%
Berkshire Hathaway, Inc., Class B†	51,570	6,444,703
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	735	78,373
Internet Security — 0.5%
Symantec Corp.	162,113	3,237,397
Investment Management/Advisor Services — 1.3%
BlackRock, Inc.	9,900	3,113,352
Invesco, Ltd.	94,550	3,498,350
Legg Mason, Inc.	48,603	2,383,491
Och-Ziff Capital Management Group LLC, Class A	6,000	82,620
		9,077,813
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	18,272	1,815,689
Joy Global, Inc.	28,769	1,668,602
		3,484,291
Machinery-Farming — 0.3%
Deere & Co.	26,591	2,414,463
Machinery-General Industrial — 0.0%
Roper Industries, Inc.	1,169	156,073
Machinery-Pumps — 0.2%
Xylem, Inc.	43,816	1,595,779
Medical Instruments — 0.2%
Edwards Lifesciences Corp.†	1,413	104,802
Intuitive Surgical, Inc.†	405	177,386
Medtronic, Inc.	12,328	758,665
		1,040,853
Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	1,173	115,201
Quest Diagnostics, Inc.	28,234	1,635,313
		1,750,514
Security Description	Shares	Value (Note 2)
Medical Products — 1.0%
Baxter International, Inc.	44,275	$3,257,754
CareFusion Corp.†	3,462	139,242
Covidien PLC	46,814	3,448,319
Hospira, Inc.†	2,575	111,369
Varian Medical Systems, Inc.†	1,127	94,657
Zimmer Holdings, Inc.	1,649	155,962
		7,207,303
Medical-Biomedical/Gene — 0.9%
Amgen, Inc.	28,950	3,570,693
Vertex Pharmaceuticals, Inc.†	36,400	2,574,208
		6,144,901
Medical-Drugs — 5.2%
Abbott Laboratories	44,204	1,702,296
Bristol-Myers Squibb Co.	63,584	3,303,189
Eli Lilly & Co.	28,227	1,661,441
Forest Laboratories, Inc.†	3,279	302,553
GlaxoSmithKline PLC(1)	44,072	1,174,062
Johnson & Johnson	70,426	6,917,946
Merck & Co., Inc.	199,139	11,305,121
Pfizer, Inc.	192,022	6,167,747
Roche Holding AG ADR	119,600	4,511,312
Zoetis, Inc.	4,870	140,938
		37,186,605
Medical-HMO — 0.6%
Aetna, Inc.	10,390	778,938
Humana, Inc.	4,413	497,433
UnitedHealth Group, Inc.	28,337	2,323,351
WellPoint, Inc.	8,092	805,559
		4,405,281
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	1,695	72,563
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	3,546	232,582
Cardinal Health, Inc.	9,823	687,414
McKesson Corp.	3,692	651,896
		1,571,892
Metal-Aluminum — 0.1%
Alcoa, Inc.	30,872	397,323
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	29,748	983,766
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	4,385	89,717
Multimedia — 1.3%
Pearson PLC(1)	30,048	532,840
Thomson Reuters Corp.	69,700	2,383,740
Time Warner, Inc.	49,507	3,234,292
Twenty-First Century Fox, Inc., Class A	25,019	799,858
Walt Disney Co.	31,404	2,514,518
		9,465,248
Networking Products — 1.5%
Cisco Systems, Inc.	475,918	10,665,322

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	7,748	$264,672
Waste Management, Inc.	5,573	234,456
		499,128
Office Automation & Equipment — 0.1%
Xerox Corp.	31,908	360,560
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	2,750	139,343
Oil & Gas Drilling — 0.4%
Diamond Offshore Drilling, Inc.	29,891	1,457,485
Ensco PLC, Class A	6,690	353,098
Nabors Industries, Ltd.	7,475	184,259
Noble Corp. PLC	7,280	238,347
Rowan Cos. PLC, Class A†	3,559	119,867
Transocean, Ltd.	9,722	401,908
		2,754,964
Oil Companies-Exploration & Production — 4.3%
Anadarko Petroleum Corp.	72,983	6,186,039
Apache Corp.	59,508	4,936,189
BG Group PLC(1)	191,286	3,567,545
Chesapeake Energy Corp.	7,397	189,511
ConocoPhillips	48,524	3,413,664
Denbury Resources, Inc.	10,198	167,247
Devon Energy Corp.	10,971	734,289
EOG Resources, Inc.	24,500	4,806,165
Newfield Exploration Co.†	1,562	48,984
Occidental Petroleum Corp.	12,294	1,171,495
QEP Resources, Inc.	5,137	151,233
Southwestern Energy Co.†	101,097	4,651,473
Talisman Energy, Inc.	43,500	434,130
		30,457,964
Oil Companies-Integrated — 7.3%
BP PLC ADR	26,304	1,265,223
Chevron Corp.	147,409	17,528,404
Eni SpA(1)	18,070	453,785
Exxon Mobil Corp.	168,502	16,459,275
Hess Corp.	40,028	3,317,521
Marathon Oil Corp.	120,565	4,282,469
Murphy Oil Corp.	42,533	2,673,624
Petroleo Brasileiro SA ADR	91,900	1,208,485
Phillips 66	16,834	1,297,228
Royal Dutch Shell PLC ADR	46,700	3,411,902
		51,897,916
Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	6,210	383,592
National Oilwell Varco, Inc.	6,261	487,544
		871,136
Oil Refining & Marketing — 0.2%
Marathon Petroleum Corp.	4,725	411,264
Tesoro Corp.	3,776	191,028
Valero Energy Corp.	15,255	810,040
		1,412,332
Security Description	Shares	Value (Note 2)
Oil-Field Services — 1.0%
Baker Hughes, Inc.	12,524	$814,310
Halliburton Co.	65,200	3,839,628
Schlumberger, Ltd.	26,100	2,544,750
		7,198,688
Paper & Related Products — 1.1%
International Paper Co.	146,058	6,701,141
MeadWestvaco Corp.	37,001	1,392,718
		8,093,859
Pharmacy Services — 0.2%
Express Scripts Holding Co.†	22,231	1,669,326
Pipelines — 0.2%
ONEOK, Inc.	5,953	352,715
Spectra Energy Corp.	10,175	375,864
Williams Cos., Inc.	10,784	437,615
		1,166,194
Professional Sports — 0.1%
Madison Square Garden, Co., Class A†	16,625	943,967
Publishing-Newspapers — 0.2%
Gannett Co., Inc.	6,513	179,759
New York Times Co., Class A	54,300	929,616
		1,109,375
Publishing-Periodicals — 0.0%
Nielsen Holdings NV	3,663	163,480
Real Estate Investment Trusts — 1.4%
Apartment Investment & Management Co., Class A	2,176	65,759
AvalonBay Communities, Inc.	2,056	269,994
Boston Properties, Inc.	2,192	251,050
Digital Realty Trust, Inc.	18,000	955,440
Equity Residential	5,195	301,258
General Growth Properties, Inc.	8,513	187,286
HCP, Inc.	13,097	508,033
Health Care REIT, Inc.	2,575	153,470
Host Hotels & Resorts, Inc.	157,587	3,189,561
Kimco Realty Corp.	6,456	141,257
Plum Creek Timber Co., Inc.	2,181	91,689
Prologis, Inc.	5,868	239,590
Public Storage	1,781	300,081
Simon Property Group, Inc.	3,781	620,084
Ventas, Inc.	4,299	260,390
Vornado Realty Trust	2,345	231,123
Weyerhaeuser Co.	71,703	2,104,483
		9,870,548
Real Estate Management/Services — 0.0%
CBRE Group, Inc., Class A†	2,556	70,111
Retail-Apparel/Shoe — 0.7%
Coach, Inc.	17,181	853,208
Gap, Inc.	2,580	103,355
L Brands, Inc.	2,515	142,777
PVH Corp.	28,465	3,551,578
Urban Outfitters, Inc.†	1,218	44,420
		4,695,338

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Auto Parts — 0.4%
AutoZone, Inc.†	5,825	$3,128,607
Retail-Automobile — 0.0%
AutoNation, Inc.†	1,808	96,240
CarMax, Inc.†	2,814	131,695
		227,935
Retail-Building Products — 0.7%
Home Depot, Inc.	51,819	4,100,437
Lowe's Cos., Inc.	11,984	586,018
		4,686,455
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	1,758	72,254
Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	145,294	3,837,215
Retail-Discount — 1.3%
Costco Wholesale Corp.	12,597	1,406,833
Dollar General Corp.†	55,258	3,065,714
Family Dollar Stores, Inc.	2,738	158,831
Target Corp.	18,107	1,095,655
Wal-Mart Stores, Inc.	46,347	3,542,301
		9,269,334
Retail-Drug Store — 0.5%
CVS Caremark Corp.	33,873	2,535,733
Walgreen Co.	13,272	876,350
		3,412,083
Retail-Jewelry — 0.0%
Tiffany & Co.	1,600	137,840
Retail-Major Department Stores — 0.5%
Nordstrom, Inc.	50,976	3,183,451
Retail-Office Supplies — 0.2%
Staples, Inc.	125,141	1,419,099
Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	1,456	100,304
Retail-Regional Department Stores — 0.7%
Kohl's Corp.	49,666	2,821,029
Macy's, Inc.	40,456	2,398,636
		5,219,665
Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	3,760	190,858
McDonald's Corp.	12,194	1,195,378
Yum! Brands, Inc.	5,075	382,604
		1,768,840
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	13,624	133,924
People's United Financial, Inc.	4,444	66,082
		200,006
Security Services — 0.0%
ADT Corp.	5,251	157,267
Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	37,945	2,016,397
Linear Technology Corp.	2,906	141,493
Maxim Integrated Products, Inc.	144,500	4,785,840
		6,943,730
Security Description	Shares	Value (Note 2)
Semiconductor Equipment — 0.4%
Applied Materials, Inc.	115,765	$2,363,921
Lam Research Corp.†	2,325	127,875
		2,491,796
Steel-Producers — 0.7%
Nucor Corp.	49,420	2,497,687
Steel Dynamics, Inc.	139,150	2,475,479
United States Steel Corp.	4,145	114,443
		5,087,609
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	3,092	116,507
Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	159,580	3,322,456
Telecommunication Equipment — 0.4%
Harris Corp.	34,522	2,525,629
Juniper Networks, Inc.†	14,356	369,811
		2,895,440
Telephone-Integrated — 3.0%
AT&T, Inc.	303,428	10,641,220
CenturyLink, Inc.	51,277	1,683,936
Frontier Communications Corp.	28,634	163,214
Telefonica SA(1)	43,165	683,487
Verizon Communications, Inc. (LSE)	6,310	300,861
Verizon Communications, Inc. (NYSE)	169,266	8,051,983
Windstream Holdings, Inc.	17,074	140,690
		21,665,391
Television — 0.3%
CBS Corp., Class B	35,150	2,172,270
Tobacco — 0.9%
Altria Group, Inc.	26,832	1,004,322
Imperial Tobacco Group PLC ADR	45,600	3,710,016
Philip Morris International, Inc.	19,981	1,635,844
Reynolds American, Inc.	4,461	238,307
		6,588,489
Tools-Hand Held — 0.3%
Snap-on, Inc.	733	83,181
Stanley Black & Decker, Inc.	23,958	1,946,348
		2,029,529
Toys — 0.4%
Hasbro, Inc.	1,469	81,706
Mattel, Inc.	64,798	2,599,048
		2,680,754
Transport-Rail — 0.4%
CSX Corp.	10,391	301,027
Norfolk Southern Corp.	24,500	2,380,665
		2,681,692
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	4,253	222,815
Expeditors International of Washington, Inc.	3,135	124,240
FedEx Corp.	4,138	548,533

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Transport-Services (continued)
Ryder System, Inc.	1,530	$122,278
United Parcel Service, Inc., Class B	25,200	2,453,976
		3,471,842
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	3,883	249,638
Total Common Stocks (cost $553,386,627)		679,715,492
CONVERTIBLE PREFERRED SECURITIES — 0.0%
Real Estate Investment Trusts — 0.0%
Weyerhaeuser Co., Series A 6.38% (cost $72,500)	1,450	79,170
EXCHANGE-TRADED FUNDS — 0.4%
iShares S&P 500 Value Index Fund (cost $2,914,897)	34,002	2,954,774
Total Long-Term Investment Securities (cost $556,374,024)		682,749,436
SHORT-TERM INVESTMENT SECURITIES — 2.5%
Registered Investment Companies — 2.5%
T. Rowe Price Reserve Investment Fund (cost $17,299,152)	17,299,152	17,299,152
REPURCHASE AGREEMENTS — 1.3%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$1,715,000	1,715,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	2,015,000	2,015,000
BNP Paribas SA Joint Repurchase Agreement(3)	1,330,000	1,330,000
Security Description	Shares/ Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(3)	$1,330,000	$1,330,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	1,336,000	1,336,000
UBS Securities LLC Joint Repurchase Agreement(3)	1,715,000	1,715,000
Total Repurchase Agreements (cost $9,441,000)		9,441,000
TOTAL INVESTMENTS (cost $583,114,176)(4)	99.7%	709,489,588
Other assets less liabilities	0.3	2,170,001
NET ASSETS	100.0%	$711,659,589

†  Non-income producing security

(1)  Security was valued using fair value procedures at March 31, 2014. The aggregate value of these securities was $6,893,520 representing 1.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  Security represents an investment in an affiliated company; see Note 8

(3)  See Note 2 for details of Joint Repurchase Agreements.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

LSE — London Stock Exchange

NYSE — New York Stock Exchange

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2014	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 Citigroup Value Index	June 2014	$837,920	$856,100	$18,180

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$39,075,338	$—	$—	$39,075,338
Cellular Telecom	1,708,647	481,801	—	2,190,448
Diversified Banking Institutions	49,807,472	—	—	49,807,472
Medical - Drugs	36,012,543	1,174,062	—	37,186,605
Multimedia	8,932,408	532,840	—	9,465,248
Oil Companies - Exploration & Production	26,890,419	3,567,545	—	30,457,964
Oil Companies - Integrated	51,444,131	453,785	—	51,897,916
Telephone - Integrated	20,981,904	683,487	—	21,665,391
Other Industries*	437,969,110	—	—	437,969,110
Convertible Preferred Securities	79,170	—	—	79,170
Exchange-Traded Funds	2,954,774	—	—	2,954,774
Short-Term Investment Securities:
Registered Investment Companies	17,299,152	—	—	17,299,152
Repurchase Agreements	—	9,441,000	—	9,441,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	18,180	—	—	18,180
Total	$693,173,248	$16,334,520	$—	$709,507,768

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
Oil Companies-Exploration & Production	3.9%
Medical-Biomedical/Gene	3.2
Repurchase Agreements	3.1
Retail-Apparel/Shoe	3.0
E-Commerce/Services	2.5
Retail-Restaurants	2.5
Airlines	2.1
Medical-Drugs	1.9
Distribution/Wholesale	1.8
Electronic Components-Semiconductors	1.7
Commercial Services-Finance	1.6
Hotels/Motels	1.6
Applications Software	1.5
Food-Retail	1.5
Exchange-Traded Funds	1.5
Enterprise Software/Service	1.5
Real Estate Investment Trusts	1.4
Medical-Generic Drugs	1.3
Auto/Truck Parts & Equipment-Original	1.2
Semiconductor Components-Integrated Circuits	1.1
Computer Services	1.1
Consumer Products-Misc.	1.0
Retail-Auto Parts	1.0
Apparel Manufacturers	1.0
Building & Construction Products-Misc.	0.9
Finance-Investment Banker/Broker	0.9
Computer Aided Design	0.9
Casino Hotels	0.9
Human Resources	0.9
Machinery-General Industrial	0.9
Computer Software	0.9
Medical Instruments	0.9
Chemicals-Specialty	0.9
Building-Residential/Commercial	0.8
Filtration/Separation Products	0.8
Internet Content-Information/News	0.8
Diversified Manufacturing Operations	0.8
Coffee	0.8
Chemicals-Diversified	0.8
Consulting Services	0.8
Retail-Discount	0.7
Coatings/Paint	0.7
Data Processing/Management	0.7
Wireless Equipment	0.7
Investment Management/Advisor Services	0.7
Computers-Memory Devices	0.7
Medical Products	0.7
Physicians Practice Management	0.6
Internet Infrastructure Software	0.6
Rental Auto/Equipment	0.6
Industrial Automated/Robotic	0.6
Machinery-Pumps	0.6
Appliances	0.6
Broadcast Services/Program	0.6
Medical Labs & Testing Services	0.6
Electronic Measurement Instruments	0.6
Hazardous Waste Disposal	0.6
Pharmacy Services	0.6
Commercial Services	0.6
Finance-Other Services	0.5
Retail-Automobile	0.5%
Satellite Telecom	0.5
Instruments-Controls	0.5
Retail-Sporting Goods	0.5
Food-Dairy Products	0.5
Food-Misc./Diversified	0.5
Electronic Design Automation	0.5
Insurance Brokers	0.5
Entertainment Software	0.5
Beverages-Non-alcoholic	0.4
Heart Monitors	0.4
Medical Information Systems	0.4
Internet Content-Entertainment	0.4
Oil Field Machinery & Equipment	0.4
Oil-Field Services	0.4
Containers-Metal/Glass	0.4
Transport-Rail	0.4
Containers-Paper/Plastic	0.4
Transactional Software	0.4
Networking Products	0.4
Advertising Agencies	0.4
Insurance-Property/Casualty	0.4
Beverages-Wine/Spirits	0.4
Toys	0.4
Food-Confectionery	0.4
Tobacco	0.4
Cable/Satellite TV	0.4
Diversified Financial Services	0.4
Medical-Wholesale Drug Distribution	0.4
Paper & Related Products	0.4
Patient Monitoring Equipment	0.4
Aerospace/Defense	0.3
Vitamins & Nutrition Products	0.3
Computers-Integrated Systems	0.3
Retail-Home Furnishings	0.3
Retail-Gardening Products	0.3
Industrial Audio & Video Products	0.3
Transport-Services	0.3
Transport-Truck	0.3
Electronic Connectors	0.3
Internet Incubators	0.3
Registered Investment Companies	0.3
Retail-Jewelry	0.3
Medical-HMO	0.3
Web Hosting/Design	0.3
Motion Pictures & Services	0.3
Financial Guarantee Insurance	0.3
Dialysis Centers	0.3
Soap & Cleaning Preparation	0.3
Medical-Hospitals	0.3
Oil Refining & Marketing	0.3
Lighting Products & Systems	0.3
Computers-Periphery Equipment	0.3
Real Estate Management/Services	0.3
Instruments-Scientific	0.3
Recreational Centers	0.3
Electric Products-Misc.	0.3
Cosmetics & Toiletries	0.2
Industrial Gases	0.2
Therapeutics	0.2

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited) (continued)

Industry Allocation*
Semiconductor Equipment	0.2%
Building Products-Cement	0.2
Telecom Equipment-Fiber Optics	0.2
Computer Graphics	0.2
Diagnostic Kits	0.2
Retail-Regional Department Stores	0.2
Power Converter/Supply Equipment	0.2
Retail-Pet Food & Supplies	0.2
Internet Security	0.2
Retail-Mail Order	0.2
Food-Baking	0.2
Auto-Cars/Light Trucks	0.2
Banks-Commercial	0.2
Steel Pipe & Tube	0.2
Retail-Drug Store	0.2
Retail-Bedding	0.2
Engineering/R&D Services	0.2
Motorcycle/Motor Scooter	0.2
Web Portals/ISP	0.1
E-Commerce/Products	0.1
Retail-Building Products	0.1
Dental Supplies & Equipment	0.1
Oil & Gas Drilling	0.1
Auction Houses/Art Dealers	0.1
Non-Hazardous Waste Disposal	0.1
Disposable Medical Products	0.1
Tools-Hand Held	0.1
Publishing-Periodicals	0.1
Pipelines	0.1
Metal Processors & Fabrication	0.1
Food-Meat Products	0.1
Retail-Perfume & Cosmetics	0.1
Cruise Lines	0.1
Multimedia	0.1
Electronic Components-Misc.	0.1
Independent Power Producers	0.1
Decision Support Software	0.1
Quarrying	0.1
Auto-Heavy Duty Trucks	0.1
Gas-Distribution	0.1
Retail-Major Department Stores	0.1
Recreational Vehicles	0.1
Building-Heavy Construction	0.1
Aerospace/Defense-Equipment	0.1
Telecom Services	0.1
Steel-Producers	0.1
Footwear & Related Apparel	0.1
Agricultural Chemicals	0.1
Internet Application Software	0.1
Building Products-Wood	0.1
Machinery-Construction & Mining	0.1
Rubber-Tires	0.1
Platinum	0.1
Telecommunication Equipment	0.1
Respiratory Products	0.1
Casino Services	0.1
Electronic Forms	0.1
Machine Tools & Related Products	0.1
Real Estate Operations & Development	0.1
Electric-Transmission	0.1
Banks-Fiduciary	0.1%
Gold Mining	0.1
Shipbuilding	0.1
Home Decoration Products	0.1
Multilevel Direct Selling	0.1
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS — 95.2%
Advanced Materials — 0.0%
Hexcel Corp.†	1,620	$70,535
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	11,150	191,111
Omnicom Group, Inc.	6,478	470,303
		661,414
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A	684	6,231
Lamar Advertising Co., Class A†	1,273	64,911
		71,142
Aerospace/Defense — 0.3%
Rockwell Collins, Inc.	1,953	155,596
Spirit Aerosystems Holdings, Inc., Class A†	251	7,076
TransDigm Group, Inc.	2,147	397,624
		560,296
Aerospace/Defense-Equipment — 0.1%
B/E Aerospace, Inc.†	1,493	129,577
Triumph Group, Inc.	169	10,914
		140,491
Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	500	130,320
Airlines — 2.1%
Alaska Air Group, Inc.	3,649	340,488
American Airlines Group, Inc.†	1,844	67,490
Copa Holdings SA, Class A	3,138	455,606
Delta Air Lines, Inc.	6,338	219,612
Southwest Airlines Co.	16,384	386,826
Spirit Airlines, Inc.†	14,644	869,854
United Continental Holdings, Inc.†	22,777	1,016,538
		3,356,414
Apparel Manufacturers — 1.0%
Carter's, Inc.	879	68,255
Hanesbrands, Inc.	6,992	534,748
Michael Kors Holdings, Ltd.†	3,256	303,687
Ralph Lauren Corp.	969	155,941
Under Armour, Inc., Class A†	1,353	155,108
VF Corp.	5,660	350,241
		1,567,980
Appliances — 0.6%
Whirlpool Corp.	6,511	973,134
Applications Software — 1.5%
Check Point Software Technologies, Ltd.†	1,600	108,208
Citrix Systems, Inc.†	5,724	328,729
Demandware, Inc.†	5,152	330,037
Intuit, Inc.	9,398	730,506
NetSuite, Inc.†	1,866	176,953
Red Hat, Inc.†	8,664	459,019
ServiceNow, Inc.†	6,276	376,058
		2,509,510
Security Description	Shares	Value (Note 2)
Auction Houses/Art Dealers — 0.1%
KAR Auction Services, Inc.	459	$13,931
Ritchie Bros. Auctioneers, Inc.	4,000	96,520
Sotheby's	2,000	87,100
		197,551
Auto-Cars/Light Trucks — 0.2%
Tesla Motors, Inc.†	1,351	281,616
Auto-Heavy Duty Trucks — 0.1%
Navistar International Corp.†	119	4,031
PACCAR, Inc.	2,137	144,119
		148,150
Auto/Truck Parts & Equipment-Original — 1.2%
Allison Transmission Holdings, Inc.	76	2,275
BorgWarner, Inc.	3,734	229,529
Delphi Automotive PLC	11,652	790,705
Lear Corp.	147	12,307
Tenneco, Inc.†	5,773	335,238
TRW Automotive Holdings Corp.†	3,300	269,346
Visteon Corp.†	804	71,106
WABCO Holdings, Inc.†	2,743	289,551
		2,000,057
Banks-Commercial — 0.2%
BankUnited, Inc.	3,200	111,264
Signature Bank†	74	9,294
SVB Financial Group†	1,100	141,658
		262,216
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,400	91,784
Beverages-Non-alcoholic — 0.4%
Coca-Cola Enterprises, Inc.	4,185	199,875
Dr Pepper Snapple Group, Inc.	6,697	364,719
Monster Beverage Corp.†	2,168	150,568
		715,162
Beverages-Wine/Spirits — 0.4%
Brown-Forman Corp., Class B	5,069	454,638
Constellation Brands, Inc., Class A†	2,338	198,660
		653,298
Broadcast Services/Program — 0.6%
Discovery Communications, Inc., Class A†	3,954	326,996
Discovery Communications, Inc., Class C†	5,800	446,948
Scripps Networks Interactive, Inc., Class A	1,772	134,513
Starz, Class A†	1,540	49,711
		958,168
Building & Construction Products-Misc. — 0.9%
Armstrong World Industries, Inc.†	12,177	648,425
Fortune Brands Home & Security, Inc.	8,544	359,532
Owens Corning	12,320	531,854
		1,539,811
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	814	74,001

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Cement — 0.2%
Eagle Materials, Inc.	800	$70,928
Martin Marietta Materials, Inc.	744	95,492
Vulcan Materials Co.	3,200	212,640
		379,060
Building Products-Wood — 0.1%
Masco Corp.	5,767	128,085
Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	1,625	141,619
Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,029	31,117
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	714	43,597
Building-Residential/Commercial — 0.8%
Lennar Corp., Class A	12,982	514,347
NVR, Inc.†	63	72,261
PulteGroup, Inc.	6,262	120,168
Taylor Morrison Home Corp., Class A†	19,831	466,028
Toll Brothers, Inc.†	4,700	168,730
		1,341,534
Cable/Satellite TV — 0.4%
Cablevision Systems Corp., Class A	3,149	53,124
Charter Communications, Inc., Class A†	2,870	353,584
DISH Network Corp., Class A†	3,369	209,585
		616,293
Casino Hotels — 0.9%
Melco Crown Entertainment, Ltd. ADR	11,134	430,329
MGM Resorts International†	11,900	307,734
Wynn Resorts, Ltd.	3,303	733,762
		1,471,825
Casino Services — 0.1%
Bally Technologies, Inc.†	624	41,353
International Game Technology	3,988	56,071
		97,424
Chemicals-Diversified — 0.8%
Celanese Corp., Series A	7,380	409,664
FMC Corp.	4,900	375,144
Rockwood Holdings, Inc.	4,656	346,406
Sociedad Quimica y Minera de Chile SA ADR	3,300	104,742
Westlake Chemical Corp.	566	37,458
		1,273,414
Chemicals-Specialty — 0.9%
Albemarle Corp.	500	33,210
Eastman Chemical Co.	2,502	215,698
International Flavors & Fragrances, Inc.	1,317	125,997
NewMarket Corp.	153	59,789
Platform Specialty Products Corp.†	32,062	610,781
Sigma-Aldrich Corp.	2,636	246,150
W.R. Grace & Co.†	1,069	106,013
		1,397,638
Security Description	Shares	Value (Note 2)
Coatings/Paint — 0.7%
RPM International, Inc.	5,204	$217,735
Sherwin-Williams Co.	3,731	735,492
Valspar Corp.	2,940	212,033
		1,165,260
Coffee — 0.8%
Keurig Green Mountain, Inc.	12,221	1,290,415
Commercial Services — 0.6%
Cintas Corp.	468	27,898
CoStar Group, Inc.†	3,200	597,568
HMS Holdings Corp.†	3,300	62,865
Iron Mountain, Inc.	2,478	68,318
Quanta Services, Inc.†	3,709	136,862
Weight Watchers International, Inc.	237	4,868
		898,379
Commercial Services-Finance — 1.6%
Alliance Data Systems Corp.†	1,995	543,538
Equifax, Inc.	1,948	132,522
FleetCor Technologies, Inc.†	1,097	126,265
Global Payments, Inc.	1,162	82,630
H&R Block, Inc.	4,400	132,836
McGraw Hill Financial, Inc.	5,991	457,113
Moody's Corp.	6,442	510,979
Morningstar, Inc.	334	26,393
SEI Investments Co.	2,204	74,076
Total System Services, Inc.	2,049	62,310
Vantiv, Inc., Class A†	10,713	323,747
Western Union Co.	9,002	147,273
		2,619,682
Communications Software — 0.0%
SolarWinds, Inc.†	1,058	45,103
Computer Aided Design — 0.9%
ANSYS, Inc.†	4,006	308,542
Autodesk, Inc.†	24,180	1,189,173
		1,497,715
Computer Graphics — 0.2%
Tableau Software, Inc., Class A†	4,604	350,272
Computer Services — 1.1%
DST Systems, Inc.	448	42,466
FleetMatics Group PLC†	17,537	586,613
IHS, Inc., Class A†	9,404	1,142,586
		1,771,665
Computer Software — 0.9%
Akamai Technologies, Inc.†	16,455	957,845
Cornerstone OnDemand, Inc.†	10,178	487,221
		1,445,066
Computers-Integrated Systems — 0.3%
3D Systems Corp.†	3,125	184,844
Jack Henry & Associates, Inc.	1,391	77,562
MICROS Systems, Inc.†	189	10,004
NCR Corp.†	2,657	97,113
Riverbed Technology, Inc.†	2,495	49,176
Teradata Corp.†	2,640	129,862
		548,561

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers-Memory Devices — 0.7%
NetApp, Inc.	5,496	$202,802
SanDisk Corp.	11,114	902,346
		1,105,148
Computers-Periphery Equipment — 0.3%
Stratasys, Ltd.†	4,085	433,378
Consulting Services — 0.8%
Booz Allen Hamilton Holding Corp.	468	10,296
CoreLogic, Inc.†	5,300	159,212
Corporate Executive Board Co.	1,500	111,345
Gartner, Inc.†	6,215	431,569
Genpact, Ltd.†	7,016	122,219
Verisk Analytics, Inc., Class A†	6,946	416,482
		1,251,123
Consumer Products-Misc. — 1.0%
Clorox Co.	3,379	297,385
Jarden Corp.†	2,054	122,891
Samsonite International SA(1)	187,290	579,509
Scotts Miracle-Gro Co., Class A	694	42,528
Spectrum Brands Holdings, Inc.	6,404	510,399
Tupperware Brands Corp.	855	71,615
		1,624,327
Containers-Metal/Glass — 0.4%
Ball Corp.	9,204	504,471
Crown Holdings, Inc.†	1,983	88,720
Greif, Inc., Class A	101	5,302
Owens-Illinois, Inc.†	1,563	52,876
Silgan Holdings, Inc.	712	35,258
		686,627
Containers-Paper/Plastic — 0.4%
Bemis Co., Inc.	730	28,645
Packaging Corp. of America	1,584	111,466
Rock-Tenn Co., Class A	4,148	437,904
Sealed Air Corp.	3,165	104,034
		682,049
Cosmetics & Toiletries — 0.2%
Avon Products, Inc.	6,998	102,451
Coty, Inc., Class A	19,921	298,416
		400,867
Cruise Lines — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	1,410	45,501
Royal Caribbean Cruises, Ltd.	2,400	130,944
		176,445
Data Processing/Management — 0.7%
Acxiom Corp.†	8,893	305,875
Broadridge Financial Solutions, Inc.	1,959	72,757
CommVault Systems, Inc.†	2,100	136,395
Dun & Bradstreet Corp.	598	59,411
Fidelity National Information Services, Inc.	469	25,068
Fiserv, Inc.†	4,304	243,994
Paychex, Inc.	6,981	297,391
		1,140,891
Security Description	Shares	Value (Note 2)
Decision Support Software — 0.1%
MSCI, Inc.†	3,717	$159,905
Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	3,446	158,654
Patterson Cos., Inc.	1,264	52,784
		211,438
Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	2,774	336,764
Dialysis Centers — 0.3%
DaVita HealthCare Partners, Inc.†	6,576	452,758
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,300	192,374
Distribution/Wholesale — 1.8%
Fastenal Co.	8,594	423,856
Fossil Group, Inc.†	2,380	277,532
Genuine Parts Co.	2,366	205,487
HD Supply Holdings, Inc.†	27,988	731,886
LKQ Corp.†	4,825	127,139
WESCO International, Inc.†	6,913	575,300
WW Grainger, Inc.	2,153	543,977
		2,885,177
Diversified Financial Services — 0.4%
Julius Baer Group, Ltd.(1)	13,598	604,424
Diversified Manufacturing Operations — 0.8%
A.O. Smith Corp.	535	24,621
Carlisle Cos., Inc.	52	4,126
Colfax Corp.†	1,682	119,977
Crane Co.	723	51,441
Dover Corp.	2,040	166,770
Harsco Corp.	90	2,109
Ingersoll-Rand PLC	3,198	183,053
ITT Corp.	1,453	62,130
Textron, Inc.	17,700	695,433
		1,309,660
Diversified Operations — 0.0%
Leucadia National Corp.	645	18,060
E-Commerce/Products — 0.0%
zulily, Inc., Class A†	826	41,457
E-Commerce/Services — 2.6%
58.com, Inc. ADR†	700	29,141
Angie's List, Inc.†	28,538	347,593
Coupons.com, Inc.†	700	17,255
Coupons.com, Inc.†(5)(6)(7)	5,109	119,640
Expedia, Inc.	1,722	124,845
Groupon, Inc.†	23,784	186,466
IAC/InterActiveCorp	1,207	86,168
Liberty Interactive Corp., Class A†	6,493	187,453
Liberty Ventures, Series A†	594	77,416
Netflix, Inc.†	4,391	1,545,763
TripAdvisor, Inc.†	9,220	835,240
Zillow, Inc., Class A†	5,829	513,535
		4,070,515
E-Services/Consulting — 0.0%
CDW Corp.	154	4,226

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric Products-Misc. — 0.3%
AMETEK, Inc.	7,835	$403,424
Electric-Transmission — 0.1%
ITC Holdings Corp.	2,538	94,794
Electronic Components-Misc. — 0.1%
Gentex Corp.	5,234	165,028
Electronic Components-Semiconductors — 1.7%
Advanced Micro Devices, Inc.†	9,791	39,262
Altera Corp.	11,485	416,217
ARM Holdings PLC ADR	4,900	249,753
Avago Technologies, Ltd.	3,642	234,581
Cree, Inc.†	1,906	107,803
Freescale Semiconductor, Ltd.†	409	9,984
LSI Corp.	1,030	11,402
Microchip Technology, Inc.	6,936	331,263
ON Semiconductor Corp.†	6,920	65,048
Rovi Corp.†	196	4,465
Silicon Laboratories, Inc.†	595	31,089
Skyworks Solutions, Inc.†	8,667	325,186
SunEdison, Inc.†	25,744	485,017
Xilinx, Inc.	9,764	529,892
		2,840,962
Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,483	502,517
Electronic Design Automation — 0.5%
Cadence Design Systems, Inc.†	48,848	759,098
Electronic Measurement Instruments — 0.6%
Agilent Technologies, Inc.	5,156	288,324
FLIR Systems, Inc.	1,598	57,528
National Instruments Corp.	4,531	129,994
Trimble Navigation, Ltd.†	11,933	463,836
		939,682
Electronic Security Devices — 0.0%
Allegion PLC	1,146	59,787
Energy-Alternate Sources — 0.0%
SolarCity Corp.†	379	23,733
Engineering/R&D Services — 0.2%
AECOM Technology Corp.†	160	5,147
Fluor Corp.	1,576	122,503
Jacobs Engineering Group, Inc.†	1,800	114,300
		241,950
Enterprise Software/Service — 1.5%
Concur Technologies, Inc.†	13,138	1,301,582
Guidewire Software, Inc.†	2,500	122,625
Informatica Corp.†	4,146	156,636
Tyler Technologies, Inc.†	4,350	364,008
Veeva Systems, Inc., Class A†	5,156	137,665
Workday, Inc., Class A†	3,351	306,382
		2,388,898
Entertainment Software — 0.5%
Activision Blizzard, Inc.	31,070	635,071
Electronic Arts, Inc.†	3,756	108,961
		744,032
Security Description	Shares	Value (Note 2)
Filtration/Separation Products — 0.8%
CLARCOR, Inc.	1,200	$68,820
Donaldson Co., Inc.	6,987	296,249
Pall Corp.	10,749	961,713
		1,326,782
Finance-Consumer Loans — 0.0%
Ocwen Financial Corp.†	1,675	65,626
Finance-Investment Banker/Broker — 0.9%
E*TRADE Financial Corp.†	13,000	299,260
Lazard, Ltd., Class A	7,770	365,890
LPL Financial Holdings, Inc.	10,506	551,985
TD Ameritrade Holding Corp.	8,400	285,180
		1,502,315
Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mortgage Holdings, Inc.†	346	11,231
Finance-Other Services — 0.5%
CBOE Holdings, Inc.	6,710	379,786
IntercontinentalExchange Group, Inc.	2,475	489,629
		869,415
Financial Guarantee Insurance — 0.3%
Assured Guaranty, Ltd.	18,712	473,788
Food-Baking — 0.2%
Flowers Foods, Inc.	13,213	283,419
Food-Confectionery — 0.4%
Hershey Co.	4,624	482,746
J.M. Smucker Co.	1,627	158,209
		640,955
Food-Dairy Products — 0.5%
WhiteWave Foods Co., Class A†	27,522	785,478
Food-Meat Products — 0.1%
Hillshire Brands Co.	1,989	74,110
Hormel Foods Corp.	2,167	106,768
		180,878
Food-Misc./Diversified — 0.5%
Campbell Soup Co.	1,868	83,836
ConAgra Foods, Inc.	6,230	193,317
Ingredion, Inc.	153	10,416
McCormick & Co., Inc.	6,631	475,708
Pinnacle Foods, Inc.	311	9,286
		772,563
Food-Retail — 1.5%
Fresh Market, Inc.†	4,064	136,550
Kroger Co.	8,404	366,835
Safeway, Inc.	304	11,230
Sprouts Farmers Market, Inc.†	17,732	638,884
Whole Foods Market, Inc.	26,150	1,326,066
		2,479,565
Footwear & Related Apparel — 0.1%
Deckers Outdoor Corp.†	244	19,454
Wolverine World Wide, Inc.	4,000	114,200
		133,654

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Funeral Services & Related Items — 0.0%
Service Corp. International	2,671	$53,099
Garden Products — 0.0%
Toro Co.	935	59,083
Gas-Distribution — 0.1%
NiSource, Inc.	3,100	110,143
ONE Gas, Inc.†	782	28,097
Questar Corp.	365	8,680
		146,920
Gold Mining — 0.1%
Eldorado Gold Corp.	13,300	74,214
Royal Gold, Inc.	264	16,532
		90,746
Hazardous Waste Disposal — 0.6%
Clean Harbors, Inc.†	12,755	698,847
Stericycle, Inc.†	1,994	226,558
		925,405
Heart Monitors — 0.4%
HeartWare International, Inc.†	7,571	710,008
Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	2,699	80,700
Home Furnishings — 0.0%
Tempur Sealy International, Inc.†	975	49,403
Hotels/Motels — 1.6%
Choice Hotels International, Inc.	4,223	194,258
Extended Stay America, Inc.	1,800	40,986
Marriott International, Inc., Class A	8,889	497,962
Starwood Hotels & Resorts Worldwide, Inc.	14,617	1,163,513
Wyndham Worldwide Corp.	9,529	697,809
		2,594,528
Human Resources — 0.9%
Manpowergroup, Inc.	9,100	717,353
Robert Half International, Inc.	5,555	233,032
Team Health Holdings, Inc.†	11,606	519,369
		1,469,754
Independent Power Producers — 0.1%
Calpine Corp.†	7,833	163,788
Industrial Audio & Video Products — 0.3%
Imax Corp.†	19,150	523,369
Industrial Automated/Robotic — 0.6%
Cognex Corp.†	15,636	529,435
Nordson Corp.	2,538	178,904
Rockwell Automation, Inc.	2,257	281,109
		989,448
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	600	71,424
Airgas, Inc.	3,058	325,708
		397,132
Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	1,688	397,828
Sensata Technologies Holding NV†	9,600	409,344
		807,172
Security Description	Shares	Value (Note 2)
Instruments-Scientific — 0.3%
FEI Co.	1,800	$185,436
Waters Corp.†	2,085	226,035
		411,471
Insurance Brokers — 0.5%
Aon PLC	3,851	324,562
Arthur J. Gallagher & Co.	2,048	97,444
Brown & Brown, Inc.	6,872	211,383
Erie Indemnity Co., Class A	401	27,974
Willis Group Holdings PLC	2,100	92,673
		754,036
Insurance-Multi-line — 0.0%
American Financial Group, Inc.	171	9,868
Insurance-Property/Casualty — 0.4%
Arch Capital Group, Ltd.†	135	7,768
Fidelity National Financial, Inc., Class A	6,340	199,330
Hanover Insurance Group, Inc.	203	12,472
HCC Insurance Holdings, Inc.	1,700	77,333
Progressive Corp.	14,736	356,906
		653,809
Insurance-Reinsurance — 0.0%
Allied World Assurance Co. Holdings AG(8)	185	19,090
Axis Capital Holdings, Ltd.	491	22,512
Endurance Specialty Holdings, Ltd.	237	12,758
Validus Holdings, Ltd.	145	5,468
		59,828
Internet Application Software — 0.1%
Splunk, Inc.†	1,822	130,255
Internet Content-Entertainment — 0.4%
Pandora Media, Inc.†	13,005	394,312
Shutterstock, Inc.†	4,128	299,734
		694,046
Internet Content-Information/News — 0.8%
Bankrate, Inc.†	31,316	530,493
LinkedIn Corp., Class A†	3,464	640,632
Yelp, Inc.†	2,000	153,860
		1,324,985
Internet Incubators — 0.3%
HomeAway, Inc.†	13,084	492,874
Internet Infrastructure Software — 0.6%
F5 Networks, Inc.†	9,229	984,088
TIBCO Software, Inc.†	2,652	53,889
		1,037,977
Internet Security — 0.2%
FireEye, Inc.†	210	12,930
Symantec Corp.	8,195	163,654
VeriSign, Inc.†	2,089	112,618
		289,202
Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	852	170,443
Ameriprise Financial, Inc.	1,039	114,363

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Investment Management/Advisor Services (continued)
Artisan Partners Asset Management, Inc., Class A	2,686	$172,575
Eaton Vance Corp.	1,939	73,992
Federated Investors, Inc., Class B	1,105	33,747
Invesco, Ltd.	2,967	109,779
T. Rowe Price Group, Inc.	4,191	345,129
Waddell & Reed Financial, Inc., Class A	1,389	102,258
		1,122,286
Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	3,305	438,144
Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	1,342	96,637
Machinery-Construction & Mining — 0.1%
Terex Corp.	2,700	119,610
Machinery-General Industrial — 0.9%
Babcock & Wilcox Co.	7,051	234,093
IDEX Corp.	2,788	203,217
Manitowoc Co., Inc.	2,157	67,838
Roper Industries, Inc.	4,300	574,093
Wabtec Corp.	4,954	383,935
Zebra Technologies Corp., Class A†	73	5,067
		1,468,243
Machinery-Pumps — 0.6%
Flowserve Corp.	6,210	486,491
Graco, Inc.	3,690	275,791
Xylem, Inc.	5,883	214,259
		976,541
Medical Information Systems — 0.4%
athenahealth, Inc.†	900	144,216
Cerner Corp.†	7,992	449,550
Medidata Solutions, Inc.†	2,000	108,680
		702,446
Medical Instruments — 0.9%
Bruker Corp.†	6,368	145,127
DexCom, Inc.†	14,883	615,561
Edwards Lifesciences Corp.†	1,825	135,360
Intuitive Surgical, Inc.†	500	218,995
St Jude Medical, Inc.	2,912	190,416
Techne Corp.	277	23,647
Thoratec Corp.†	2,400	85,944
		1,415,050
Medical Labs & Testing Services — 0.6%
Covance, Inc.†	7,745	804,706
Laboratory Corp. of America Holdings†	1,409	138,378
Quest Diagnostics, Inc.	169	9,788
		952,872
Medical Products — 0.7%
Cooper Cos., Inc.	579	79,531
Henry Schein, Inc.†	3,408	406,813
Hospira, Inc.†	2,000	86,500
Security Description	Shares	Value (Note 2)
Medical Products (continued)
Sirona Dental Systems, Inc.†	2,788	$208,180
Teleflex, Inc.	1,400	150,136
Varian Medical Systems, Inc.†	1,752	147,151
Zimmer Holdings, Inc.	152	14,376
		1,092,687
Medical-Biomedical/Gene — 3.2%
Aegerion Pharmaceuticals, Inc.†	1,500	69,180
Alexion Pharmaceuticals, Inc.†	5,853	890,417
Alnylam Pharmaceuticals, Inc.†	4,752	319,049
ARIAD Pharmaceuticals, Inc.†	2,984	24,051
BioMarin Pharmaceutical, Inc.†	5,746	391,935
Charles River Laboratories International, Inc.†	357	21,541
Cubist Pharmaceuticals, Inc.†	4,344	317,764
Illumina, Inc.†	2,010	298,807
Incyte Corp., Ltd.†	8,263	442,236
Intercept Pharmaceuticals, Inc.†	500	164,895
InterMune, Inc.†	3,400	113,798
Medivation, Inc.†	1,212	78,016
Myriad Genetics, Inc.†	3,908	133,614
NPS Pharmaceuticals, Inc.†	10,238	306,423
Puma Biotechnology, Inc.†	1,300	135,382
Regeneron Pharmaceuticals, Inc.†	2,128	638,996
Seattle Genetics, Inc.†	4,122	187,798
Theravance, Inc.†	1,272	39,356
United Therapeutics Corp.†	1,752	164,741
Vertex Pharmaceuticals, Inc.†	7,920	560,102
		5,298,101
Medical-Drugs — 1.9%
ACADIA Pharmaceuticals, Inc.†	4,000	97,320
Alkermes PLC†	6,786	299,195
Endo International PLC†	2,171	149,039
Forest Laboratories, Inc.†	5,964	550,298
Jazz Pharmaceuticals PLC†	1,838	254,894
Ono Pharmaceutical Co., Ltd.(1)	5,240	456,103
Quintiles Transnational Holdings, Inc.†	2,698	136,977
Salix Pharmaceuticals, Ltd.†	6,450	668,285
Zoetis, Inc.	15,979	462,432
		3,074,543
Medical-Generic Drugs — 1.3%
Actavis PLC†	7,452	1,533,994
Mylan, Inc.†	6,158	300,695
Perrigo Co. PLC	2,032	314,269
		2,148,958
Medical-HMO — 0.3%
Cigna Corp.	1,867	156,324
Humana, Inc.	2,100	236,712
WellCare Health Plans, Inc.†	1,300	82,576
		475,612
Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	2,021	91,187
Community Health Systems, Inc.†	409	16,021
HCA Holdings, Inc.†	316	16,590

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Hospitals (continued)
Tenet Healthcare Corp.†	1,672	$71,578
Universal Health Services, Inc., Class B	3,087	253,350
		448,726
Medical-Outpatient/Home Medical — 0.0%
Premier, Inc., Class A†	337	11,104
Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	9,031	592,343
Metal Processors & Fabrication — 0.1%
Rexnord Corp.†	6,400	185,472
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	755	49,906
Motion Pictures & Services — 0.3%
Dolby Laboratories, Inc., Class A†	291	12,949
DreamWorks Animation SKG, Inc., Class A†	16,060	426,393
Lions Gate Entertainment Corp.	1,305	34,883
		474,225
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	3,622	241,261
Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	944	78,210
Multimedia — 0.1%
FactSet Research Systems, Inc.	1,561	168,291
Networking Products — 0.4%
Fortinet, Inc.†	2,192	48,290
Palo Alto Networks, Inc.†	8,951	614,038
		662,328
Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc.	4,483	196,624
Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	1,413	36,724
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	510	25,842
Oil & Gas Drilling — 0.1%
Atwood Oceanics, Inc.†	172	8,667
Seadrill, Ltd.	5,711	200,799
		209,466
Oil Companies-Exploration & Production — 3.9%
Antero Resources Corp.†	1,676	104,918
Cabot Oil & Gas Corp.	16,011	542,453
Cimarex Energy Co.	900	107,199
Cobalt International Energy, Inc.†	4,080	74,746
Concho Resources, Inc.†	3,992	489,020
Continental Resources, Inc.†	1,590	197,589
Diamondback Energy, Inc.†	10,806	727,352
Energen Corp.	9,200	743,452
Energy XXI Bermuda, Ltd.	3,400	80,138
EQT Corp.	4,924	477,480
Gulfport Energy Corp.†	1,117	79,508
Kosmos Energy, Ltd.†	1,633	17,963
Laredo Petroleum, Inc.†	612	15,826
Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Noble Energy, Inc.	736	$52,285
Oasis Petroleum, Inc.†	1,623	67,728
Pioneer Natural Resources Co.	8,516	1,593,684
QEP Resources, Inc.	293	8,626
Range Resources Corp.	6,935	575,397
SM Energy Co.	2,871	204,674
Southwestern Energy Co.†	5,680	261,337
Whiting Petroleum Corp.†	152	10,547
		6,431,922
Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	4,155	256,654
Dresser-Rand Group, Inc.†	1,231	71,903
Dril-Quip, Inc.†	656	73,538
FMC Technologies, Inc.†	5,497	287,438
		689,533
Oil Refining & Marketing — 0.3%
Cheniere Energy, Inc.†	3,899	215,810
CVR Energy, Inc.	253	10,689
Tesoro Corp.	4,200	212,478
		438,977
Oil-Field Services — 0.4%
Core Laboratories NV	900	178,596
Frank's International NV	5,749	142,460
MRC Global, Inc.†	576	15,529
Oceaneering International, Inc.	4,648	334,005
RPC, Inc.	818	16,704
		687,294
Paper & Related Products — 0.4%
International Paper Co.	6,182	283,630
KapStone Paper and Packaging Corp.†	10,580	305,127
		588,757
Patient Monitoring Equipment — 0.4%
Insulet Corp.†	12,258	581,274
Pharmacy Services — 0.6%
Catamaran Corp.†	20,300	908,628
Physicians Practice Management — 0.6%
Envision Healthcare Holdings, Inc.†	22,904	774,842
MEDNAX, Inc.†	4,252	263,539
		1,038,381
Pipelines — 0.1%
ONEOK, Inc.	3,131	185,512
Platinum — 0.1%
Stillwater Mining Co.†	7,000	103,670
Power Converter/Supply Equipment — 0.2%
Hubbell, Inc., Class B	2,495	299,076
Precious Metals — 0.0%
Tahoe Resources, Inc.†	176	3,722
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	1,590	28,461
Professional Sports — 0.0%
Madison Square Garden, Co., Class A†	988	56,099

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Publishing-Periodicals — 0.1%
Nielsen Holdings NV	4,208	$187,803
Quarrying — 0.1%
Compass Minerals International, Inc.	1,838	151,672
Real Estate Investment Trusts — 1.4%
American Homes 4 Rent, Class A	158	2,640
Apartment Investment & Management Co., Class A	1,294	39,105
Boston Properties, Inc.	233	26,686
Brixmor Property Group, Inc.	148	3,157
CBL & Associates Properties, Inc.	862	15,301
Corrections Corp. of America	1,178	36,895
Crown Castle International Corp.	13,298	981,126
Digital Realty Trust, Inc.	1,631	86,574
Equity Lifestyle Properties, Inc.	973	39,552
Extra Space Storage, Inc.	143	6,937
Federal Realty Investment Trust	1,793	205,693
Omega Healthcare Investors, Inc.	1,974	66,168
Plum Creek Timber Co., Inc.	2,851	119,856
Rayonier, Inc.	2,036	93,473
Regency Centers Corp.	620	31,657
Senior Housing Properties Trust	222	4,988
Spirit Realty Capital, Inc.	1,154	12,671
Tanger Factory Outlet Centers, Inc.	1,526	53,410
Taubman Centers, Inc.	189	13,379
Ventas, Inc.	2,136	129,378
Vornado Realty Trust	586	57,756
Weyerhaeuser Co.	9,409	276,154
		2,302,556
Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	4,509	123,682
Jones Lang LaSalle, Inc.	1,800	213,300
Realogy Holdings Corp.†	1,731	75,212
		412,194
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	4,900	93,590
St. Joe Co.†	71	1,367
		94,957
Recreational Centers — 0.3%
Life Time Fitness, Inc.†	8,401	404,088
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	1,047	146,276
Rental Auto/Equipment — 0.6%
Aaron's, Inc.	185	5,594
Avis Budget Group, Inc.†	1,741	84,787
Hertz Global Holdings, Inc.†	29,274	779,859
United Rentals, Inc.†	1,523	144,594
		1,014,834
Resorts/Theme Parks — 0.0%
SeaWorld Entertainment, Inc.	492	14,873
Six Flags Entertainment Corp.	1,067	42,840
		57,713
Security Description	Shares	Value (Note 2)
Respiratory Products — 0.1%
ResMed, Inc.	2,302	$102,876
Retail-Apparel/Shoe — 3.0%
Abercrombie & Fitch Co., Class A	148	5,698
American Eagle Outfitters, Inc.	2,005	24,541
Ascena Retail Group, Inc.†	297	5,132
Chico's FAS, Inc.	2,454	39,338
Coach, Inc.	10,940	543,281
DSW, Inc., Class A	3,948	141,575
Foot Locker, Inc.	286	13,436
Gap, Inc.	4,511	180,711
Kate Spade & Co.†	5,800	215,122
L Brands, Inc.	9,078	515,358
Lululemon Athletica, Inc.†	18,074	950,512
PVH Corp.	7,532	939,768
Ross Stores, Inc.	15,615	1,117,253
Urban Outfitters, Inc.†	4,139	150,949
		4,842,674
Retail-Auto Parts — 1.0%
Advance Auto Parts, Inc.	1,179	149,144
AutoZone, Inc.†	1,473	791,148
O'Reilly Automotive, Inc.†	4,485	665,529
		1,605,821
Retail-Automobile — 0.5%
AutoNation, Inc.†	821	43,702
CarMax, Inc.†	13,729	642,517
Copart, Inc.†	4,005	145,742
		831,961
Retail-Bedding — 0.2%
Bed Bath & Beyond, Inc.†	3,532	243,002
Retail-Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†	2,296	215,365
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	764	66,101
Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	1,178	31,111
Retail-Discount — 0.7%
Big Lots, Inc.†	249	9,430
Dollar General Corp.†	10,587	587,367
Dollar Tree, Inc.†	10,154	529,836
Family Dollar Stores, Inc.	1,556	90,263
		1,216,896
Retail-Drug Store — 0.2%
Rite Aid Corp.†	41,100	257,697
Retail-Gardening Products — 0.3%
Tractor Supply Co.	7,455	526,547
Retail-Home Furnishings — 0.3%
Pier 1 Imports, Inc.	18,650	352,112
Restoration Hardware Holdings, Inc.†	2,500	183,975
		536,087

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Jewelry — 0.3%
Signet Jewelers, Ltd.	114	$12,068
Tiffany & Co.	5,405	465,641
		477,709
Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	4,279	285,153
Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	2,343	146,320
Retail-Misc./Diversified — 0.0%
Sally Beauty Holdings, Inc.†	2,743	75,158
Retail-Perfume & Cosmetics — 0.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	1,829	178,291
Retail-Pet Food & Supplies — 0.2%
PetSmart, Inc.	4,269	294,091
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	222	9,790
Retail-Regional Department Stores — 0.2%
Dillard's, Inc., Class A	294	27,166
Macy's, Inc.	4,805	284,888
		312,054
Retail-Restaurants — 2.5%
Bloomin' Brands, Inc.†	40,616	978,846
Brinker International, Inc.	4,770	250,187
Buffalo Wild Wings, Inc.†	3,426	510,131
Burger King Worldwide, Inc.	1,622	43,064
Chipotle Mexican Grill, Inc.†	1,149	652,689
Darden Restaurants, Inc.	1,370	69,541
Domino's Pizza, Inc.	909	69,966
Dunkin' Brands Group, Inc.	1,723	86,460
Panera Bread Co., Class A†	5,432	958,585
Papa John's International, Inc.	3,900	203,229
Tim Hortons, Inc.	4,000	221,240
		4,043,938
Retail-Sporting Goods — 0.5%
Cabela's, Inc.†	768	50,312
Dick's Sporting Goods, Inc.	13,705	748,430
		798,742
Retail-Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A	1,589	69,948
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	1,606	53,817
Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	3,970	103,736
Satellite Telecom — 0.5%
DigitalGlobe, Inc.†	28,524	827,481
Intelsat SA†	22	412
		827,893
Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	4,451	236,526
Atmel Corp.†	6,926	57,901
Linear Technology Corp.	8,269	402,618
Maxim Integrated Products, Inc.	4,703	155,763
Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits (continued)
NXP Semiconductor NV†	16,960	$997,418
		1,850,226
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	12,834	262,070
KLA-Tencor Corp.	1,300	89,882
Lam Research Corp.†	615	33,825
		385,777
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	810	82,831
Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.	6,533	451,234
Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	1,732	257,791
Steel-Producers — 0.1%
Carpenter Technology Corp.	2,100	138,684
Telecom Equipment-Fiber Optics — 0.2%
IPG Photonics Corp.†	2,924	207,838
JDS Uniphase Corp.†	10,479	146,706
		354,544
Telecom Services — 0.1%
Level 3 Communications, Inc.†	879	34,404
NeuStar, Inc., Class A†	1,063	34,558
tw telecom, Inc.†	2,274	71,085
		140,047
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	385	9,502
Harris Corp.	308	22,533
Juniper Networks, Inc.†	1,513	38,975
Knowles Corp.†	1,020	32,201
		103,211
Telephone-Integrated — 0.0%
Windstream Holdings, Inc.	9,052	74,588
Television — 0.0%
AMC Networks, Inc., Class A†	971	70,970
Theaters — 0.0%
Cinemark Holdings, Inc.	1,863	54,046
Regal Entertainment Group, Class A	292	5,454
		59,500
Therapeutics — 0.2%
Pharmacyclics, Inc.†	2,944	295,048
Questcor Pharmaceuticals, Inc.	1,500	97,395
		392,443
Tobacco — 0.4%
Lorillard, Inc.	11,604	627,544
Tools-Hand Held — 0.1%
Snap-on, Inc.	1,506	170,901
Stanley Black & Decker, Inc.	230	18,685
		189,586
Toys — 0.4%
Hasbro, Inc.	1,578	87,768
Mattel, Inc.	14,081	564,789
		652,557

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Transactional Software — 0.4%
Solera Holdings, Inc.	10,646	$674,318
Transport-Equipment & Leasing — 0.0%
AMERCO	65	15,088
Transport-Marine — 0.0%
Kirby Corp.†	542	54,878
Transport-Rail — 0.4%
Genesee & Wyoming, Inc., Class A†	1,406	136,832
Kansas City Southern	5,380	549,083
		685,915
Transport-Services — 0.3%
C.H. Robinson Worldwide, Inc.	3,944	206,626
Expeditors International of Washington, Inc.	7,639	302,734
		509,360
Transport-Truck — 0.3%
Con-way, Inc.	333	13,680
J.B. Hunt Transport Services, Inc.	3,878	278,906
Landstar System, Inc.	2,452	145,207
Old Dominion Freight Line, Inc.†	1,147	65,081
		502,874
Vitamins & Nutrition Products — 0.3%
Herbalife, Ltd.	1,378	78,918
Mead Johnson Nutrition Co.	5,772	479,884
		558,802
Water — 0.0%
Aqua America, Inc.	2,490	62,424
Web Hosting/Design — 0.3%
Equinix, Inc.†	1,698	313,858
Rackspace Hosting, Inc.†	4,925	161,639
		475,497
Web Portals/ISP — 0.0%
Dropbox, Inc.†(4)(6)(7)	844	16,121
SINA Corp.†	2,000	120,820
		136,941
Wireless Equipment — 0.7%
Motorola Solutions, Inc.	6,158	395,898
SBA Communications Corp., Class A†	8,162	742,415
		1,138,313
X-Ray Equipment — 0.0%
Hologic, Inc.†	1,275	27,413
Total Common Stocks (cost $112,466,347)		155,314,652
CONVERTIBLE PREFERRED SECURITIES — 0.2%
E-Commerce/Services — 0.2%
One Kings Lane, Inc.†(4)(6)(7)	11,800	181,920
Electronic Forms — 0.1%
Docusign, Inc. Series B†(4)(6)(7)	358	4,702
Docusign, Inc. Series B-1.†(4)(6)(7)	107	1,405
Docusign, Inc. Series D†(4)(6)(7)	257	3,375
Docusign, Inc. Series E†(4)(6)(7)	6,656	87,409
		96,891
Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP — 0.1%
Dropbox, Inc. Class A-1†(4)(6)(7)	5,146	$98,295
Dropbox, Inc., Class C†(4)(6)(7)	3,310	63,225
Dropbox, Inc., Series A†(4)(6)(7)	1,047	19,999
		181,519
Total Convertible Preferred Securities (cost $398,077)		460,330
EXCHANGE-TRADED FUNDS — 1.5%
iShares Russell Midcap Growth Index Fund (cost $4,414,783)	28,843	2,474,729
Total Long-Term Investment Securities (cost $117,279,207)		158,249,711
SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
T. Rowe Price Reserve Investment Fund (cost $488,654)	488,654	488,654
REPURCHASE AGREEMENTS — 3.1%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$835,000	835,000
Barclays Capital PLC Joint Repurchase Agreement(2)	980,000	980,000
BNP Paribas SA Joint Repurchase Agreement(2)	645,000	645,000
Deutsche Bank AG Joint Repurchase Agreement(2)	645,000	645,000
State Street Bank and Trust Co. Repurchase Agreement(2)	1,141,000	1,141,000
UBS Securities LLC Joint Repurchase Agreement(2)	835,000	835,000
Total Repurchase Agreements (cost $5,081,000)		5,081,000
TOTAL INVESTMENTS (cost $122,848,861)(3)	100.3%	163,819,365
Liabilities in excess of other assets	(0.3)	(477,582)
NET ASSETS	100.0%	$163,341,783

†  Non-income producing security

(1)  Security was valued using fair value procedures at March 31, 2014. The aggregate value of these securities was $1,640,036 representing 1.0% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  See Note 2 for details of Joint Repurchase Agreements.

(3)  See Note 4 for cost of investments on a tax basis.

(4)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(5)  Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

(6)  Illiquid security. At March 31, 2014, the aggregate value of these securities was $596,091 representing 0.4% of net assets.

(7)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2014, the Mid Cap Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Coupons.com, Inc. Common Stock	06/01/2011	5,109	$69,930	$119,640	$23.42	0.07%
Dropbox, Inc. Common Stock	05/01/2012	844	7,637	16,121	19.10	0.01%
Dropbox, Inc. Class A-1 Convertible Preferred Securities	05/01/2012	5,146	46,567	98,295	19.10	0.06%
Dropbox, Inc. Class C Convertible Preferred Securities	01/28/2014	3,310	63,225	63,225	19.10	0.04%
Dropbox, Inc. Series A Convertible Preferred Securities	05/01/2012	1,047	9,474	19,999	19.10	0.01%
Docusign, Inc. Series B Convertible Preferred Securities	02/28/2014	358	4,702	4,702	13.13	0.00%
Docusign, Inc. Series B-1 Convertible Preferred Securities	02/28/2014	107	1,405	1,405	13.13	0.00%
Docusign, Inc. Series D Convertible Preferred Securities	02/28/2014	257	3,375	3,375	13.13	0.00%
Docusign, Inc. Series E Convertible Preferred Securities	02/28/2014	6,656	87,409	87,409	13.13	0.05%
One Kings Lane, Inc. Convertible Preferred Securities	01/28/2014	11,800	181,920	181,920	15.42	0.11%
				$596,091		0.35%

(8)  Security represents an investment in an affiliated company; see Note 3.

ADR — American Depository Receipt

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2014	Unrealized Appreciation (Depreciation)
7	Long	S&P Midcap 400 E-Mini Index	June 2014	$958,417	$962,430	$4,013

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Consumer Products-Misc.	$1,044,818	$579,509	$—	1,624,327
Diversified Financial Services	—	604,424	—	604,424
E-Commerce/Services	3,950,875	119,640	—	4,070,515
Medical-Drugs	2,618,440	456,103	—	3,074,543
Web Portals/ISP	120,820	—	16,121	136,941
Other Industries*	145,803,902	—	—	145,803,902
Convertible Preferred Securities	—	—	460,330	460,330
Exchange-Traded Funds	2,474,729	—	—	2,474,729
Short-Term Investment Securities	488,654	—	—	488,654
Repurchase Agreements	—	5,081,000	—	5,081,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	4,013	—	—	4,013
Total	$156,506,251	$6,840,676	$476,451	$163,823,378

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
Real Estate Investment Trusts	8.0%
Electric-Integrated	5.5
Oil Companies-Exploration & Production	4.3
Banks-Commercial	3.6
Insurance-Multi-line	3.3
Banks-Super Regional	3.2
Insurance-Life/Health	2.8
Diversified Manufacturing Operations	2.8
Medical-HMO	2.1
Electronic Components-Semiconductors	1.9
Investment Management/Advisor Services	1.8
Gas-Distribution	1.7
Finance-Investment Banker/Broker	1.6
Insurance-Reinsurance	1.6
Medical-Wholesale Drug Distribution	1.3
Semiconductor Components-Integrated Circuits	1.3
Retail-Apparel/Shoe	1.2
Medical-Hospitals	1.2
Index Fund	1.1
Hotels/Motels	1.1
Steel-Producers	1.0
Building & Construction Products-Misc.	1.0
Airlines	1.0
Medical-Generic Drugs	1.0
Oil Refining & Marketing	1.0
Applications Software	0.9
Tools-Hand Held	0.9
Electronic Measurement Instruments	0.9
Electronic Security Devices	0.9
Retail-Regional Department Stores	0.9
E-Commerce/Services	0.8
Engineering/R&D Services	0.8
Real Estate Management/Services	0.8
Television	0.8
Medical Products	0.7
Chemicals-Diversified	0.7
Building-Residential/Commercial	0.7
Insurance Brokers	0.7
Containers-Paper/Plastic	0.7
Aerospace/Defense-Equipment	0.7
Data Processing/Management	0.7
Consumer Products-Misc.	0.7
Machinery-General Industrial	0.7
Food-Misc./Diversified	0.7
Computers-Memory Devices	0.7
Computers-Integrated Systems	0.7
Repurchase Agreements	0.7
Semiconductor Equipment	0.7
Office Automation & Equipment	0.6
Food-Retail	0.6
Medical-Drugs	0.6
Insurance-Property/Casualty	0.6
Agricultural Operations	0.6
Agricultural Chemicals	0.6
Finance-Consumer Loans	0.6
Auto-Heavy Duty Trucks	0.6
Auto/Truck Parts & Equipment-Original	0.6
Medical Instruments	0.6
Finance-Other Services	0.5
Beverages-Wine/Spirits	0.5
Transport-Services	0.5%
Instruments-Scientific	0.5
Coal	0.5
Telecommunication Equipment	0.5
Independent Power Producers	0.5
Electronic Components-Misc.	0.5
Metal Processors & Fabrication	0.5
Machinery-Construction & Mining	0.4
Oil Field Machinery & Equipment	0.4
Chemicals-Specialty	0.4
Steel-Specialty	0.4
Investment Companies	0.4
Distribution/Wholesale	0.4
Transport-Marine	0.4
Paper & Related Products	0.4
Food-Meat Products	0.4
Casino Hotels	0.4
Entertainment Software	0.4
Oil & Gas Drilling	0.4
Commercial Services-Finance	0.4
Oil-Field Services	0.4
Internet Infrastructure Software	0.4
Textile-Home Furnishings	0.4
Medical Labs & Testing Services	0.4
Advertising Agencies	0.3
Coatings/Paint	0.3
Water	0.3
Registered Investment Companies	0.3
Disposable Medical Products	0.3
Gold Mining	0.3
Electric-Transmission	0.3
Transport-Truck	0.3
Finance-Leasing Companies	0.3
Savings & Loans/Thrifts	0.3
Cruise Lines	0.3
Networking Products	0.3
Aerospace/Defense	0.2
Broadcast Services/Program	0.2
Resorts/Theme Parks	0.2
Banks-Fiduciary	0.2
Consulting Services	0.2
Metal-Aluminum	0.2
Oil Companies-Integrated	0.1
Telecom Services	0.1
Non-Hazardous Waste Disposal	0.1
Commercial Services	0.1
Appliances	0.1
Electronics-Military	0.1
Enterprise Software/Service	0.1
Real Estate Operations & Development	0.1
Computer Services	0.1
Publishing-Newspapers	0.1
Food-Confectionery	0.1
Electric-Generation	0.1
Electronic Parts Distribution	0.1
Building Products-Cement	0.1
Telephone-Integrated	0.1
Publishing-Periodicals	0.1
Brewery	0.1
Retail-Jewelry	0.1

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited) (continued)

Industry Allocation*
Diagnostic Kits	0.1%
Retail-Office Supplies	0.1
Audio/Video Products	0.1
Diversified Operations	0.1
Cellular Telecom	0.1
Machinery-Pumps	0.1
Batteries/Battery Systems	0.1
Pharmacy Services	0.1
Financial Guarantee Insurance	0.1
Human Resources	0.1
Schools	0.1
Electronic Design Automation	0.1
Security Services	0.1
Machinery-Farming	0.1
Retail-Consumer Electronics	0.1
Dental Supplies & Equipment	0.1
Retail-Computer Equipment	0.1
Retail-Restaurants	0.1
Computers-Periphery Equipment	0.1
Containers-Metal/Glass	0.1
Private Equity	0.1
99.9%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.8%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	65,569	$1,123,853
Aerospace/Defense — 0.2%
Esterline Technologies Corp.†	6,200	660,548
Rockwell Collins, Inc.	568	45,253
Spirit Aerosystems Holdings, Inc., Class A†	3,991	112,506
		818,307
Aerospace/Defense-Equipment — 0.7%
Alliant Techsystems, Inc.	1,236	175,698
B/E Aerospace, Inc.†	243	21,090
Exelis, Inc.	7,227	137,385
Triumph Group, Inc.	31,636	2,043,053
		2,377,226
Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	7,478	1,949,066
Agricultural Operations — 0.6%
Bunge, Ltd.	24,650	1,959,922
Airlines — 1.0%
Alaska Air Group, Inc.	208	19,408
American Airlines Group, Inc.†	26,570	972,462
Delta Air Lines, Inc.	17,831	617,844
Southwest Airlines Co.	24,695	583,049
United Continental Holdings, Inc.†	24,998	1,115,661
		3,308,424
Appliances — 0.1%
Whirlpool Corp.	2,828	422,673
Applications Software — 0.9%
Check Point Software Technologies, Ltd.†	12,472	843,481
Citrix Systems, Inc.†	25,809	1,482,211
Compuware Corp.	8,199	86,090
Nuance Communications, Inc.†	10,042	172,421
PTC, Inc.†	15,066	533,788
		3,117,991
Auction House/Art Dealers — 0.0%
KAR Auction Services, Inc.	1,826	55,419
Audio/Video Products — 0.1%
Harman International Industries, Inc.	2,610	277,704
Auto-Heavy Duty Trucks — 0.6%
Navistar International Corp.†	1,862	63,066
Oshkosh Corp.	18,180	1,070,257
PACCAR, Inc.	11,835	798,152
		1,931,475
Auto/Truck Parts & Equipment-Original — 0.6%
Allison Transmission Holdings, Inc.	1,134	33,952
Delphi Automotive PLC	19,246	1,306,033
Lear Corp.	2,748	230,063
TRW Automotive Holdings Corp.†	4,134	337,417
		1,907,465
Security Description	Shares	Value (Note 2)
Banks-Commercial — 3.6%
Associated Banc-Corp.	6,443	$116,361
Bank of Hawaii Corp.	1,723	104,431
BankUnited, Inc.	2,473	85,986
BOK Financial Corp.	1,017	70,224
CapitalSource, Inc.	7,531	109,877
CIT Group, Inc.	38,546	1,889,525
City National Corp.	1,794	141,224
Commerce Bancshares, Inc.	3,102	143,995
Cullen/Frost Bankers, Inc.	1,999	154,982
East West Bancorp, Inc.	5,423	197,940
First Citizens BancShares, Inc., Class A	290	69,818
First Horizon National Corp.	9,267	114,355
First Republic Bank	25,626	1,383,548
Fulton Financial Corp.	7,497	94,312
M&T Bank Corp.	38,655	4,688,851
Popular, Inc.†	3,966	122,906
Regions Financial Corp.	54,294	603,206
Signature Bank†	7,933	996,305
SVB Financial Group†	1,732	223,047
Synovus Financial Corp.	37,580	127,396
TCF Financial Corp.	6,295	104,875
Valley National Bancorp.	7,654	79,678
Zions Bancorporation	13,656	423,063
		12,045,905
Banks-Fiduciary — 0.2%
Northern Trust Corp.	9,190	602,496
Banks-Super Regional — 3.2%
Comerica, Inc.	36,870	1,909,866
Fifth Third Bancorp	95,399	2,189,407
Huntington Bancshares, Inc.	173,945	1,734,232
KeyCorp	119,599	1,703,090
SunTrust Banks, Inc.	77,150	3,069,798
		10,606,393
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	2,391	240,869
Beverages-Wine/Spirits — 0.5%
Beam, Inc.	12,480	1,039,584
Constellation Brands, Inc., Class A†	8,422	715,617
		1,755,201
Brewery — 0.1%
Molson Coors Brewing Co., Class B	5,367	315,902
Broadcast Services/Program — 0.2%
Scripps Networks Interactive, Inc., Class A	10,011	759,935
Starz, Class A†	472	15,236
		775,171
Building & Construction Products-Misc. — 1.0%
Armstrong World Industries, Inc.†	42,428	2,259,291
Fortune Brands Home & Security, Inc.	767	32,275
Louisiana-Pacific Corp.†	50,995	860,286
Owens Corning	4,567	197,157
		3,349,009

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Cement — 0.1%
Vulcan Materials Co.	4,992	$331,718
Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	10,833	234,534
Lennar Corp., Class A	24,751	980,635
NVR, Inc.†	30	34,410
Taylor Morrison Home Corp., Class A†	146	3,431
Toll Brothers, Inc.†	32,715	1,174,469
		2,427,479
Casino Hotels — 0.4%
MGM Resorts International†	50,765	1,312,783
Casino Services — 0.0%
Gaming and Leisure Properties, Inc.	3,700	134,902
Cellular Telecom — 0.1%
T-Mobile US, Inc.†	7,311	241,482
U.S. Cellular Corp.	492	20,177
		261,659
Chemicals-Diversified — 0.7%
Axiall Corp.	23,700	1,064,604
Celanese Corp., Series A	20,494	1,137,622
Huntsman Corp.	7,423	181,270
Rockwood Holdings, Inc.	770	57,288
Westlake Chemical Corp.	218	14,427
		2,455,211
Chemicals-Specialty — 0.4%
Albemarle Corp.	1,938	128,722
Ashland, Inc.	9,944	989,229
Cabot Corp.	2,452	144,815
Cytec Industries, Inc.	1,402	136,849
Sigma-Aldrich Corp.	259	24,186
W.R. Grace & Co.†	376	37,288
		1,461,089
Coal — 0.5%
CONSOL Energy, Inc.	36,083	1,441,516
Peabody Energy Corp.	10,358	169,250
		1,610,766
Coatings/Paint — 0.3%
Kronos Worldwide, Inc.	800	13,344
RPM International, Inc.	326	13,640
Valspar Corp.	14,927	1,076,535
		1,103,519
Commercial Services — 0.1%
Cintas Corp.	2,846	169,650
Iron Mountain, Inc.	654	18,031
Quanta Services, Inc.†	6,344	234,094
Weight Watchers International, Inc.	471	9,674
		431,449
Commercial Services-Finance — 0.4%
Global Payments, Inc.	10,546	749,926
McGraw Hill Financial, Inc.	5,560	424,228
SEI Investments Co.	299	10,049
Total System Services, Inc.	1,406	42,757
		1,226,960
Security Description	Shares	Value (Note 2)
Computer Aided Design — 0.0%
Autodesk, Inc.†	1,776	$87,344
Computer Services — 0.1%
Computer Sciences Corp.	5,771	350,992
DST Systems, Inc.	235	22,276
		373,268
Computers-Integrated Systems — 0.7%
Brocade Communications Systems, Inc.†	17,048	180,879
Diebold, Inc.	2,445	97,531
MICROS Systems, Inc.†	2,571	136,083
NCR Corp.†	24,100	880,855
Riverbed Technology, Inc.†	345	6,800
VeriFone Systems, Inc.†	28,074	949,463
		2,251,611
Computers-Memory Devices — 0.7%
NetApp, Inc.	30,428	1,122,793
SanDisk Corp.	4,738	384,679
Western Digital Corp.	8,116	745,211
		2,252,683
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A	2,421	112,068
Stratasys, Ltd.†	607	64,397
		176,465
Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	68	1,496
CoreLogic, Inc.†	3,668	110,187
Leidos Holdings, Inc.	2,807	99,284
Science Applications International Corp.	1,604	59,973
Towers Watson & Co., Class A	2,504	285,581
		556,521
Consumer Products-Misc. — 0.7%
Clorox Co.	829	72,960
Jarden Corp.†	22,100	1,322,243
Tupperware Brands Corp.	11,000	921,360
		2,316,563
Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	812	36,329
Greif, Inc., Class A	970	50,915
Owens-Illinois, Inc.†	2,603	88,060
		175,304
Containers-Paper/Plastic — 0.7%
Bemis Co., Inc.	2,217	86,995
Packaging Corp. of America	16,734	1,177,572
Rock-Tenn Co., Class A	9,074	957,942
Sonoco Products Co.	3,889	159,527
		2,382,036
Cosmetics & Toiletries — 0.0%
Coty, Inc., Class A	740	11,085
Cruise Lines — 0.3%
Norwegian Cruise Line Holdings, Ltd.†	16,465	531,326
Royal Caribbean Cruises, Ltd.	6,275	342,364
		873,690

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management — 0.7%
Dun & Bradstreet Corp.	114	$11,326
Fidelity National Information Services, Inc.	43,045	2,300,755
Paychex, Inc.	1,250	53,250
		2,365,331
Decision Support Software — 0.0%
MSCI, Inc.†	2,694	115,896
Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	3,969	182,733
Patterson Cos., Inc.	353	14,741
		197,474
Diagnostic Kits — 0.1%
Alere, Inc.†	3,123	107,275
QIAGEN NV†	8,990	189,599
		296,874
Disposable Medical Products — 0.3%
C.R. Bard, Inc.	6,571	972,377
Distribution/Wholesale — 0.4%
Arrow Electronics, Inc.†	4,021	238,686
Genuine Parts Co.	327	28,400
HD Supply Holdings, Inc.†	874	22,855
Ingram Micro, Inc., Class A†	5,852	172,985
WESCO International, Inc.†	11,094	923,243
		1,386,169
Diversified Manufacturing Operations — 2.8%
A.O. Smith Corp.	1,700	78,234
Carlisle Cos., Inc.	17,990	1,427,327
Crane Co.	20,486	1,457,579
Dover Corp.	1,722	140,774
Harsco Corp.	2,885	67,596
Ingersoll-Rand PLC	3,080	176,299
Leggett & Platt, Inc.	5,489	179,161
Parker Hannifin Corp.	5,733	686,297
Pentair, Ltd.	29,148	2,312,602
SPX Corp.	1,798	176,761
Textron, Inc.	60,930	2,393,940
Trinity Industries, Inc.	3,043	219,309
		9,315,879
Diversified Operations — 0.1%
Leucadia National Corp.	9,830	275,240
E-Commerce/Products — 0.0%
zulily, Inc., Class A†	208	10,440
E-Commerce/Services — 0.8%
Expedia, Inc.	8,911	646,047
Liberty Interactive Corp., Class A†	75,662	2,184,362
		2,830,409
E-Services/Consulting — 0.0%
CDW Corp.	661	18,138
Electric-Generation — 0.1%
AES Corp.	23,850	340,578
Security Description	Shares	Value (Note 2)
Electric-Integrated — 5.5%
Alliant Energy Corp.	4,261	$242,067
Ameren Corp.	9,321	384,025
CMS Energy Corp.	49,750	1,456,680
Consolidated Edison, Inc.	11,251	603,616
DTE Energy Co.	6,682	496,406
Edison International	33,017	1,869,092
Entergy Corp.	6,845	457,588
FirstEnergy Corp.	64,915	2,209,058
Great Plains Energy, Inc.	5,905	159,671
Hawaiian Electric Industries, Inc.	3,785	96,215
Integrys Energy Group, Inc.	3,040	181,336
MDU Resources Group, Inc.	7,254	248,885
Northeast Utilities	12,086	549,913
OGE Energy Corp.	7,615	279,927
Pepco Holdings, Inc.	9,549	195,564
Pinnacle West Capital Corp.	4,224	230,884
Portland General Electric Co.	37,300	1,206,282
PPL Corp.	61,566	2,040,297
Public Service Enterprise Group, Inc.	19,437	741,327
SCANA Corp.	21,233	1,089,678
TECO Energy, Inc.	8,358	143,340
Westar Energy, Inc.	4,885	171,757
Wisconsin Energy Corp.	34,186	1,591,358
Xcel Energy, Inc.	53,262	1,617,034
		18,262,000
Electric-Transmission — 0.3%
ITC Holdings Corp.	25,200	941,220
Electronic Components-Misc. — 0.5%
AVX Corp.	1,816	23,935
Garmin, Ltd.	4,711	260,330
Gentex Corp.	2,344	73,906
Jabil Circuit, Inc.	7,784	140,112
TE Connectivity, Ltd.	16,900	1,017,549
Vishay Intertechnology, Inc.	5,050	75,144
		1,590,976
Electronic Components-Semiconductors — 1.9%
Altera Corp.	47,187	1,710,057
Avago Technologies, Ltd.	794	51,142
Fairchild Semiconductor International, Inc.†	4,887	67,392
First Solar, Inc.†	2,604	181,733
Freescale Semiconductor, Ltd.†	1,406	34,321
LSI Corp.	18,662	206,588
Micron Technology, Inc.†	39,571	936,250
NVIDIA Corp.	80,200	1,436,382
ON Semiconductor Corp.†	866	8,140
Rovi Corp.†	3,508	79,912
Silicon Laboratories, Inc.†	217	11,338
Skyworks Solutions, Inc.†	23,641	887,010
Xilinx, Inc.	11,100	602,397
		6,212,662
Electronic Design Automation — 0.1%
Synopsys, Inc.†	5,907	226,888

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	53,361	$2,983,947
FLIR Systems, Inc.	1,651	59,436
		3,043,383
Electronic Parts Distribution — 0.1%
Avnet, Inc.	5,265	244,980
Tech Data Corp.†	1,451	88,453
		333,433
Electronic Security Devices — 0.9%
Allegion PLC	1,102	57,492
Tyco International, Ltd.	68,868	2,920,003
		2,977,495
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	3,457	408,445
Engineering/R&D Services — 0.8%
AECOM Technology Corp.†	3,580	115,169
Fluor Corp.	2,509	195,025
Jacobs Engineering Group, Inc.†	22,825	1,449,387
KBR, Inc.	28,218	752,856
McDermott International, Inc.†	9,083	71,029
URS Corp.	2,916	137,227
		2,720,693
Enterprise Software/Service — 0.1%
CA, Inc.	12,597	390,129
Veeva Systems, Inc., Class A†	204	5,447
		395,576
Entertainment Software — 0.4%
Activision Blizzard, Inc.	10,224	208,979
Electronic Arts, Inc.†	37,297	1,081,986
		1,290,965
Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	440	18,656
Finance-Consumer Loans — 0.6%
SLM Corp.	78,942	1,932,500
Finance-Investment Banker/Broker — 1.6%
E*TRADE Financial Corp.†	11,019	253,657
Greenhill & Co., Inc.	15,200	790,096
Interactive Brokers Group, Inc., Class A	1,798	38,962
LPL Financial Holdings, Inc.	468	24,589
Raymond James Financial, Inc.	56,631	3,167,372
TD Ameritrade Holding Corp.	29,446	999,692
		5,274,368
Finance-Leasing Companies — 0.3%
Air Lease Corp.	24,693	920,802
Finance-Other Services — 0.5%
IntercontinentalExchange Group, Inc.	1,592	314,946
NASDAQ OMX Group, Inc.	41,246	1,523,627
		1,838,573
Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	6,476	163,972
MBIA, Inc.†	5,443	76,148
		240,120
Security Description	Shares	Value (Note 2)
Food-Confectionery — 0.1%
J.M. Smucker Co.	3,581	$348,216
Food-Dairy Products — 0.0%
Dean Foods Co.	3,583	55,393
Food-Meat Products — 0.4%
Tyson Foods, Inc., Class A	30,120	1,325,581
Food-Misc./Diversified — 0.7%
Campbell Soup Co.	2,298	103,134
ConAgra Foods, Inc.	1,201	37,267
Ingredion, Inc.	16,112	1,096,905
Pinnacle Foods, Inc.	34,145	1,019,570
		2,256,876
Food-Retail — 0.6%
Kroger Co.	39,289	1,714,965
Safeway, Inc.	8,536	315,320
Sprouts Farmers Market, Inc.†	231	8,323
		2,038,608
Footwear & Related Apparel — 0.0%
Deckers Outdoor Corp.†	742	59,160
Funeral Services & Related Items — 0.0%
Service Corp. International	1,781	35,406
Gas-Distribution — 1.7%
AGL Resources, Inc.	4,540	222,278
Atmos Energy Corp.	3,809	179,518
CenterPoint Energy, Inc.	16,462	389,985
National Fuel Gas Co.	2,826	197,933
NiSource, Inc.	11,987	425,898
ONE Gas, Inc.†	118	4,240
Questar Corp.	5,857	139,279
Sempra Energy	40,115	3,881,527
UGI Corp.	4,373	199,453
Vectren Corp.	3,161	124,512
		5,764,623
Gold Mining — 0.3%
Newmont Mining Corp.	35,872	840,839
Royal Gold, Inc.	1,840	115,221
		956,060
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	4,666	139,513
Hotels/Motels — 1.1%
Choice Hotels International, Inc.	1,007	46,322
Hyatt Hotels Corp., Class A†	16,119	867,363
Marriott International, Inc., Class A	1,047	58,653
Starwood Hotels & Resorts Worldwide, Inc.	19,299	1,536,201
Wyndham Worldwide Corp.	14,800	1,083,804
		3,592,343
Human Resources — 0.1%
Manpowergroup, Inc.	2,963	233,573
Independent Power Producers — 0.5%
Calpine Corp.†	57,489	1,202,095
NRG Energy, Inc.	12,388	393,938
		1,596,033

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Instruments-Scientific — 0.5%
PerkinElmer, Inc.	36,700	$1,653,702
Insurance Brokers — 0.7%
Aon PLC	2,719	229,157
Arthur J. Gallagher & Co.	22,820	1,085,776
Brown & Brown, Inc.	2,455	75,516
Marsh & McLennan Cos., Inc.	20,300	1,000,790
		2,391,239
Insurance-Life/Health — 2.8%
Lincoln National Corp.	81,573	4,133,304
Principal Financial Group, Inc.	54,139	2,489,853
Protective Life Corp.	3,014	158,506
StanCorp Financial Group, Inc.	1,701	113,627
Torchmark Corp.	3,553	279,621
Unum Group	33,991	1,200,222
Voya Financial, Inc.	29,538	1,071,343
		9,446,476
Insurance-Multi-line — 3.3%
ACE, Ltd.	7,600	752,856
Allstate Corp.	21,500	1,216,470
American Financial Group, Inc.	2,579	148,834
American National Insurance Co.	279	31,541
Assurant, Inc.	2,793	181,433
Cincinnati Financial Corp.	6,278	305,487
CNA Financial Corp.	1,014	43,318
Genworth Financial, Inc., Class A†	77,354	1,371,486
Hartford Financial Services Group, Inc.	87,513	3,086,584
Kemper Corp.	1,828	71,603
Old Republic International Corp.	9,971	163,524
XL Group PLC	112,262	3,508,188
		10,881,324
Insurance-Property/Casualty — 0.6%
Alleghany Corp.†	645	262,760
Arch Capital Group, Ltd.†	4,790	275,617
Fidelity National Financial, Inc., Class A	9,743	306,320
Hanover Insurance Group, Inc.	1,207	74,158
HCC Insurance Holdings, Inc.	3,857	175,455
Markel Corp.†	530	315,933
Mercury General Corp.	1,031	46,477
ProAssurance Corp.	2,375	105,759
Progressive Corp.	4,541	109,983
White Mountains Insurance Group, Ltd.	237	142,176
WR Berkley Corp.	4,165	173,347
		1,987,985
Insurance-Reinsurance — 1.6%
Allied World Assurance Co. Holdings AG(1)	889	91,736
Argo Group International Holdings, Ltd.	17,800	817,020
Aspen Insurance Holdings, Ltd.	2,546	101,076
Axis Capital Holdings, Ltd.	3,213	147,316
Security Description	Shares	Value (Note 2)
Insurance-Reinsurance (continued)
Endurance Specialty Holdings, Ltd.	1,091	$58,728
Everest Re Group, Ltd.	15,899	2,433,342
PartnerRe, Ltd.	2,078	215,073
Reinsurance Group of America, Inc.	2,785	221,770
RenaissanceRe Holdings, Ltd.	1,603	156,453
Validus Holdings, Ltd.	26,217	988,643
		5,231,157
Internet Application Software — 0.0%
Zynga, Inc., Class A†	22,407	96,350
Internet Infrastructure Software — 0.4%
F5 Networks, Inc.†	4,970	529,951
TIBCO Software, Inc.†	33,515	681,025
		1,210,976
Internet Security — 0.0%
FireEye, Inc.†	170	10,467
Symantec Corp.	7,279	145,362
		155,829
Investment Companies — 0.4%
Ares Capital Corp.	79,553	1,401,724
Investment Management/Advisor Services — 1.8%
Affiliated Managers Group, Inc.†	5,100	1,020,255
Ameriprise Financial, Inc.	5,272	580,289
Artisan Partners Asset Management, Inc., Class A	284	18,247
Federated Investors, Inc., Class B	937	28,616
Invesco, Ltd.	114,902	4,251,374
Legg Mason, Inc.	4,269	209,352
		6,108,133
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	3,025	134,008
Machinery-Construction & Mining — 0.4%
Joy Global, Inc.	4,082	236,756
Terex Corp.	28,424	1,259,183
		1,495,939
Machinery-Electrical — 0.0%
Regal-Beloit Corp.	1,728	125,643
Machinery-Farming — 0.1%
AGCO Corp.	3,738	206,188
Machinery-General Industrial — 0.7%
Babcock & Wilcox Co.	20,936	695,075
IDEX Corp.	14,415	1,050,709
Roper Industries, Inc.	3,277	437,512
Zebra Technologies Corp., Class A†	1,782	123,689
		2,306,985
Machinery-Pumps — 0.1%
Xylem, Inc.	6,684	243,431
Medical Information Systems — 0.0%
Allscripts Healthcare Solutions, Inc.†	6,831	123,163
Medical Instruments — 0.6%
Boston Scientific Corp.†	51,825	700,674
St Jude Medical, Inc.	17,162	1,122,223
Techne Corp.	757	64,625
		1,887,522

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Labs & Testing Services — 0.4%
Laboratory Corp. of America Holdings†	8,929	$876,917
Quest Diagnostics, Inc.	5,218	302,227
		1,179,144
Medical Products — 0.7%
CareFusion Corp.†	32,296	1,298,945
Cooper Cos., Inc.	481	66,070
Hill-Rom Holdings, Inc.	2,296	88,488
Hospira, Inc.†	6,357	274,940
Teleflex, Inc.	1,579	169,332
Zimmer Holdings, Inc.	6,105	577,411
		2,475,186
Medical-Biomedical/Gene — 0.0%
Bio-Rad Laboratories, Inc., Class A†	787	100,830
Charles River Laboratories International, Inc.†	1,034	62,392
		163,222
Medical-Drugs — 0.6%
Forest Laboratories, Inc.†	10,244	945,214
Mallinckrodt PLC†	16,700	1,058,947
Quintiles Transnational Holdings, Inc.†	577	29,294
		2,033,455
Medical-Generic Drugs — 1.0%
Actavis PLC†	8,400	1,729,140
Mylan, Inc.†	30,100	1,469,783
		3,198,923
Medical-HMO — 2.1%
Aetna, Inc.	11,205	840,039
Cigna Corp.	31,958	2,675,843
Health Net, Inc.†	3,048	103,662
Humana, Inc.	30,291	3,414,402
		7,033,946
Medical-Hospitals — 1.2%
Community Health Systems, Inc.†	32,338	1,266,679
HCA Holdings, Inc.†	9,529	500,273
LifePoint Hospitals, Inc.†	1,820	99,281
Tenet Healthcare Corp.†	28,040	1,200,392
Universal Health Services, Inc., Class B	11,140	914,260
		3,980,885
Medical-Outpatient/Home Medical — 0.0%
Premier, Inc., Class A†	440	14,498
Medical-Wholesale Drug Distribution — 1.3%
Cardinal Health, Inc.	62,068	4,343,519
Metal Processors & Fabrication — 0.5%
Timken Co.	26,685	1,568,544
Metal-Aluminum — 0.2%
Alcoa, Inc.	41,080	528,700
Metal-Iron — 0.0%
Cliffs Natural Resources, Inc.	5,881	120,325
Security Description	Shares	Value (Note 2)
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	766	$50,633
Motion Pictures & Services — 0.0%
Dolby Laboratories, Inc., Class A†	1,041	46,325
DreamWorks Animation SKG, Inc., Class A†	2,835	75,269
		121,594
Networking Products — 0.3%
Anixter International, Inc.	7,700	781,704
Polycom, Inc.†	5,265	72,236
		853,940
Non-Hazardous Waste Disposal — 0.1%
Covanta Holding Corp.	4,074	73,536
Republic Services, Inc.	10,387	354,820
Waste Connections, Inc.	265	11,623
		439,979
Office Automation & Equipment — 0.6%
Pitney Bowes, Inc.	4,381	113,862
Xerox Corp.	170,454	1,926,130
		2,039,992
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	2,613	132,401
Oil & Gas Drilling — 0.4%
Atwood Oceanics, Inc.†	1,792	90,299
Diamond Offshore Drilling, Inc.	2,645	128,970
Helmerich & Payne, Inc.	3,644	391,949
Nabors Industries, Ltd.	11,318	278,989
Patterson-UTI Energy, Inc.	5,643	178,770
Rowan Cos. PLC, Class A†	4,771	160,687
		1,229,664
Oil Companies-Exploration & Production — 4.3%
Antero Resources Corp.†	789	49,391
Chesapeake Energy Corp.	89,862	2,302,264
Cimarex Energy Co.	32,820	3,909,190
Cobalt International Energy, Inc.†	878	16,085
Denbury Resources, Inc.	14,335	235,094
Energen Corp.	2,774	224,167
EQT Corp.	17,780	1,724,127
Gulfport Energy Corp.†	16,304	1,160,519
Laredo Petroleum, Inc.†	184	4,758
Newfield Exploration Co.†	12,505	392,157
Noble Energy, Inc.	12,027	854,398
Pioneer Natural Resources Co.	5,675	1,062,020
QEP Resources, Inc.	6,191	182,263
Range Resources Corp.	18,498	1,534,779
SandRidge Energy, Inc.†	18,989	116,592
Ultra Petroleum Corp.†	5,875	157,979
Unit Corp.†	1,886	123,307
Whiting Petroleum Corp.†	4,164	288,940
WPX Energy, Inc.†	7,692	138,687
		14,476,717
Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	7,336	461,141

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	24,086	$1,487,792
Oil Refining & Marketing — 1.0%
HollyFrontier Corp.	7,802	371,219
Murphy USA, Inc.†	1,834	74,442
PBF Energy, Inc.	906	23,375
Tesoro Corp.	53,831	2,723,310
		3,192,346
Oil-Field Services — 0.4%
Frank's International NV	734	18,189
MRC Global, Inc.†	1,821	49,094
Oil States International, Inc.†	9,599	946,461
RPC, Inc.	477	9,740
Superior Energy Services, Inc.	6,130	188,559
		1,212,043
Paper & Related Products — 0.4%
Domtar Corp.	1,268	142,295
International Paper Co.	20,292	930,997
MeadWestvaco Corp.	6,798	255,877
		1,329,169
Pharmacy Services — 0.1%
Omnicare, Inc.	4,031	240,530
Physicians Practice Management — 0.0%
Envision Healthcare Holdings, Inc.†	657	22,226
MEDNAX, Inc.†	1,358	84,169
		106,395
Pipelines — 0.0%
ONEOK, Inc.	475	28,144
Power Converter/Supply Equipment — 0.0%
Hubbell, Inc., Class B	627	75,158
Precious Metals — 0.0%
Tahoe Resources, Inc.†	2,848	60,235
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	3,654	65,407
Private Equity — 0.1%
American Capital, Ltd.†	10,851	171,337
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	1,747	100,697
Publishing-Newspapers — 0.1%
Gannett Co., Inc.	8,793	242,687
Graham Holdings Co., Class B	168	118,230
		360,917
Publishing-Periodicals — 0.1%
Nielsen Holdings NV	7,182	320,533
Racetracks — 0.0%
Penn National Gaming, Inc.†	2,610	32,155
Real Estate Investment Trusts — 8.0%
Alexandria Real Estate Equities, Inc.	2,744	199,105
American Campus Communities, Inc.	4,025	150,334
American Capital Agency Corp.	13,702	294,456
American Homes 4 Rent, Class A	1,573	26,285
Annaly Capital Management, Inc.	36,393	399,231
Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Apartment Investment & Management Co., Class A	2,528	$76,396
AvalonBay Communities, Inc.	18,835	2,473,412
BioMed Realty Trust, Inc.	51,857	1,062,550
Boston Properties, Inc.	5,275	604,146
Brandywine Realty Trust	49,214	711,634
BRE Properties, Inc.	2,961	185,892
Brixmor Property Group, Inc.	1,471	31,376
Camden Property Trust	39,513	2,660,805
CBL & Associates Properties, Inc.	4,216	74,834
Chimera Investment Corp.	39,475	120,793
CommonWealth REIT	4,545	119,534
Corporate Office Properties Trust	3,295	87,779
Corrections Corp. of America	1,624	50,864
DDR Corp.	124,998	2,059,967
Digital Realty Trust, Inc.	1,056	56,052
Douglas Emmett, Inc.	5,477	148,646
Duke Realty Corp.	12,357	208,586
Equity Lifestyle Properties, Inc.	887	36,057
Essex Property Trust, Inc.	1,460	248,273
Extra Space Storage, Inc.	3,922	190,256
Federal Realty Investment Trust	860	98,659
General Growth Properties, Inc.	21,523	473,506
Hatteras Financial Corp.	3,797	71,573
HCP, Inc.	17,459	677,235
Health Care REIT, Inc.	10,931	651,488
Healthcare Trust of America, Inc., Class A	4,280	48,749
Home Properties, Inc.	2,184	131,302
Hospitality Properties Trust	5,747	165,054
Host Hotels & Resorts, Inc.	28,608	579,026
Kilroy Realty Corp.	3,128	183,238
Kimco Realty Corp.	15,702	343,560
Liberty Property Trust	34,376	1,270,537
Macerich Co.	17,082	1,064,721
Mack-Cali Realty Corp.	3,378	70,229
MFA Financial, Inc.	13,878	107,555
Mid-America Apartment Communities, Inc.	2,867	195,730
National Retail Properties, Inc.	4,547	156,053
Piedmont Office Realty Trust, Inc., Class A	6,061	103,946
Post Properties, Inc.	2,097	102,963
Prologis, Inc.	19,139	781,445
Realty Income Corp.	7,918	323,529
Regency Centers Corp.	2,045	104,418
Retail Properties of America, Inc., Class A	5,145	69,663
Senior Housing Properties Trust	6,697	150,482
SL Green Realty Corp.	3,519	354,082
Spirit Realty Capital, Inc.	11,476	126,006
Starwood Property Trust, Inc.	48,713	1,149,140
Starwood Waypoint Residential Trust†	1,499	43,156
Tanger Factory Outlet Centers, Inc.	22,186	776,510
Taubman Centers, Inc.	17,546	1,242,081
Two Harbors Investment Corp.	81,563	836,021

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
UDR, Inc.	9,632	$248,795
Ventas, Inc.	6,183	374,504
Vornado Realty Trust	11,588	1,142,113
Weingarten Realty Investors	4,679	140,370
		26,634,702
Real Estate Management/Services — 0.8%
Jones Lang LaSalle, Inc.	16,494	1,954,539
Realogy Holdings Corp.†	13,198	573,453
WP Carey, Inc.	2,206	132,515
		2,660,507
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A†	6,066	115,861
Howard Hughes Corp.†	1,517	216,491
St. Joe Co.†	2,392	46,046
		378,398
Rental Auto/Equipment — 0.0%
Aaron's, Inc.	2,472	74,753
Resort/Theme Parks — 0.2%
SeaWorld Entertainment, Inc.	20,500	619,715
Retail-Apparel/Shoe — 1.2%
Abercrombie & Fitch Co., Class A	2,656	102,256
American Eagle Outfitters, Inc.	2,635	32,253
Ascena Retail Group, Inc.†	4,197	72,524
Chico's FAS, Inc.	50,599	811,102
DSW, Inc., Class A	243	8,714
Foot Locker, Inc.	5,087	238,987
Guess?, Inc.	2,280	62,928
PVH Corp.	21,603	2,695,406
		4,024,170
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	4,566	187,663
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	7,689	203,067
Retail-Discount — 0.0%
Big Lots, Inc.†	1,644	62,258
Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	2,837	300,325
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.†	9,099	78,433
Sears Holdings Corp.†	1,665	79,521
		157,954
Retail-Misc./Diversified — 0.0%
CST Brands, Inc.	2,317	72,383
Retail-Office Supplies — 0.1%
Staples, Inc.	25,504	289,215
Retail-Petroleum Products — 0.0%
World Fuel Services Corp.	2,263	99,798
Security Description	Shares	Value (Note 2)
Retail-Regional Department Stores — 0.9%
Dillard's, Inc., Class A	339	$31,324
Kohl's Corp.	8,528	484,390
Macy's, Inc.	40,660	2,410,731
		2,926,445
Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	1,730	87,815
Wendy's Co.	10,876	99,189
		187,004
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,558	74,098
Intelsat SA†	808	15,126
		89,224
Savings & Loans/Thrifts — 0.3%
First Niagara Financial Group, Inc.	13,597	128,492
Hudson City Bancorp, Inc.	20,299	199,539
New York Community Bancorp, Inc.	16,935	272,145
People's United Financial, Inc.	11,893	176,849
TFS Financial Corp.†	3,027	37,626
Washington Federal, Inc.	4,002	93,246
		907,897
Schools — 0.1%
Apollo Education Group, Inc.†	3,745	128,229
DeVry Education Group, Inc.	2,416	102,414
		230,643
Security Services — 0.1%
ADT Corp.	7,051	211,177
Semiconductor Components-Integrated Circuits — 1.3%
Analog Devices, Inc.	6,724	357,313
Atmel Corp.†	102,799	859,400
Marvell Technology Group, Ltd.	15,157	238,723
Maxim Integrated Products, Inc.	43,803	1,450,755
NXP Semiconductor NV†	22,400	1,317,344
		4,223,535
Semiconductor Equipment — 0.7%
Applied Materials, Inc.	65,714	1,341,880
KLA-Tencor Corp.	6,372	440,560
Lam Research Corp.†	4,788	263,340
Teradyne, Inc.†	7,323	145,654
		2,191,434
Steel-Producers — 1.0%
Carpenter Technology Corp.	1,778	117,419
Nucor Corp.	12,207	616,942
Reliance Steel & Aluminum Co.	33,267	2,350,646
Steel Dynamics, Inc.	8,467	150,628
United States Steel Corp.	5,543	153,042
		3,388,677
Steel-Specialty — 0.4%
Allegheny Technologies, Inc.	38,247	1,441,147
Telecom Equipment-Fiber Optics — 0.0%
JDS Uniphase Corp.†	2,091	29,274

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Telecom Services — 0.1%
Amdocs, Ltd.	6,184	$287,309
Level 3 Communications, Inc.†	4,146	162,274
		449,583
Telecommunication Equipment — 0.5%
CommScope Holding Co., Inc.†	684	16,881
Harris Corp.	3,477	254,377
Juniper Networks, Inc.†	50,636	1,304,384
Knowles Corp.†	861	27,182
		1,602,824
Telephone-Integrated — 0.1%
Frontier Communications Corp.	38,328	218,470
Telephone & Data Systems, Inc.	3,620	94,880
Windstream Holdings, Inc.	1,252	10,316
		323,666
Television — 0.8%
AMC Networks, Inc., Class A†	10,640	777,678
Liberty Media Corp.†	13,272	1,735,048
		2,512,726
Textile-Home Furnishings — 0.4%
Mohawk Industries, Inc.†	8,723	1,186,154
Theaters — 0.0%
Regal Entertainment Group, Class A	2,461	45,971
Tools-Hand Held — 0.9%
Snap-on, Inc.	1,986	225,371
Stanley Black & Decker, Inc.	35,444	2,879,471
		3,104,842
Toys — 0.0%
Hasbro, Inc.	657	36,542
Transport-Equipment & Leasing — 0.0%
AMERCO	127	29,479
GATX Corp.	1,798	122,048
		151,527
Transport-Marine — 0.4%
Golar LNG, Ltd.	1,681	70,081
Kirby Corp.†	892	90,315
Teekay Corp.	1,458	81,998
Tidewater, Inc.	22,601	1,098,860
		1,341,254
Transport-Rail — 0.0%
Genesee & Wyoming, Inc., Class A†	935	90,994
Transport-Services — 0.5%
Ryder System, Inc.	21,695	1,733,864
Transport-Truck — 0.3%
Con-way, Inc.	22,872	939,582
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	3,401	109,614
Water — 0.3%
American Water Works Co., Inc.	22,626	1,027,220
Aqua America, Inc.	838	21,009
		1,048,229
Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP — 0.0%
AOL, Inc.†	2,975	$130,216
Wireless Equipment — 0.0%
Motorola Solutions, Inc.	502	32,274
X-Ray Equipment — 0.0%
Hologic, Inc.†	7,314	157,251
Total Common Stocks (cost $261,223,520)		327,215,039
EXCHANGE-TRADED FUNDS — 1.1%
iShares Russell Midcap Value Index Fund (cost $3,540,372)	54,082	3,717,056
Total Long-Term Investment Securities (cost $264,763,892)		330,932,095
SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
SSgA U.S. Government Money Market Fund (cost $979,294)	979,294	979,294
REPURCHASE AGREEMENTS — 0.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2014, to be repurchased 04/01/2014 in the amount of $1,666,000 and collateralized by $1,865,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,701,576 (cost $1,666,000)	$1,666,000	1,666,000
State Street Bank & Trust Co., Joint Repurchase Agreement(2)...	560,000	560,000
Total Repurchase Agreements (cost $2,226,000)		2,226,000
TOTAL INVESTMENTS (cost $267,969,186)(3)	99.9%	334,137,389
Other assets less liabilities	0.1	447,677
NET ASSETS	100.0%	$334,585,066

†  Non-income producing security

(1)  Security represents an investment in an affiliated company; see Note 8

(2)  See Note 2 for details of Joint Repurchase Agreement

(3)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Open Future Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2014	Unrealized Appreciation (Depreciation)
7	Long	S&P Mid Cap 400 E-Mini Index	June 2014	$958,417	$962,430	$4,013

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Electric-Integrated	$18,262,000	$—	$—	$18,262,000
Real Estate Investment Trusts	26,634,702	—	—	26,634,702
Other Industries*	282,318,337	—	—	282,318,337
Exchange-Traded Funds	3,717,056	—	—	3,717,056
Short-Term Investment Securities:
Registered Investment Companies	979,294	—	—	979,294
Repurchase Agreements	—	2,226,000	—	2,226,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	4,013	—	—	4,013
Total	$331,915,402	$2,226,000	$—	$334,141,402

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
Banks-Commercial	10.9%
Real Estate Investment Trusts	7.0
Semiconductor Equipment	2.6
Investment Management/Advisor Services	2.1
Oil-Field Services	2.0
Electric-Integrated	2.0
Oil Companies-Exploration & Production	1.9
Diversified Manufacturing Operations	1.6
Electronic Components-Misc.	1.5
Human Resources	1.5
Electronic Components-Semiconductors	1.5
Finance-Investment Banker/Broker	1.4
Retail-Apparel/Shoe	1.4
Metal Processors & Fabrication	1.4
Exchange-Traded Funds	1.3
Repurchase Agreements	1.3
Semiconductor Components-Integrated Circuits	1.3
Retail-Restaurants	1.3
Medical-Biomedical/Gene	1.3
Transport-Truck	1.3
Engineering/R&D Services	1.2
Computer Services	1.2
Chemicals-Specialty	1.2
Gas-Distribution	1.1
Time Deposits	1.1
Wireless Equipment	1.1
Auto/Truck Parts & Equipment-Original	1.1
Insurance-Property/Casualty	1.0
Telecommunication Equipment	0.9
Distribution/Wholesale	0.9
Medical Instruments	0.9
Aerospace/Defense-Equipment	0.8
Insurance-Reinsurance	0.8
Finance-Consumer Loans	0.8
Circuit Boards	0.8
Transport-Marine	0.7
Shipbuilding	0.7
Footwear & Related Apparel	0.7
Therapeutics	0.7
Enterprise Software/Service	0.7
Building-Residential/Commercial	0.7
Medical-Drugs	0.7
Medical Products	0.6
Paper & Related Products	0.6
Savings & Loans/Thrifts	0.6
Food-Misc./Diversified	0.6
Steel-Producers	0.6
Machinery-General Industrial	0.6
Building & Construction Products-Misc.	0.5
Real Estate Management/Services	0.5
Oil Field Machinery & Equipment	0.5
Retail-Automobile	0.5
Food-Retail	0.5
Index Fund	0.5
Medical-Hospitals	0.5
Coal	0.5
Airlines	0.5
Retail-Drug Store	0.5
Medical-HMO	0.5
Electronic Security Devices	0.5
Retail-Home Furnishings	0.5%
Commercial Services	0.4
Miscellaneous Manufacturing	0.4
Lasers-System/Components	0.4
Retail-Convenience Store	0.4
Schools	0.4
Office Supplies & Forms	0.4
Non-Ferrous Metals	0.4
Printing-Commercial	0.4
Insurance-Life/Health	0.4
Finance-Other Services	0.4
Medical-Outpatient/Home Medical	0.4
Networking Products	0.4
Communications Software	0.4
Energy-Alternate Sources	0.3
Retail-Appliances	0.3
Tools-Hand Held	0.3
Retail-Leisure Products	0.3
Retail-Regional Department Stores	0.3
Building Products-Wood	0.3
Chemicals-Plastics	0.3
Commercial Services-Finance	0.3
Consulting Services	0.3
Applications Software	0.3
Medical Laser Systems	0.3
Audio/Video Products	0.3
Telecom Services	0.3
Internet Application Software	0.3
Aerospace/Defense	0.3
Office Furnishings-Original	0.3
Transport-Services	0.3
Data Processing/Management	0.3
E-Commerce/Services	0.3
Computer Aided Design	0.2
Engines-Internal Combustion	0.2
Building-Heavy Construction	0.2
Tobacco	0.2
Power Converter/Supply Equipment	0.2
Poultry	0.2
Transactional Software	0.2
Lighting Products & Systems	0.2
Electronic Measurement Instruments	0.2
Computers-Integrated Systems	0.2
Linen Supply & Related Items	0.2
Alternative Waste Technology	0.2
Consumer Products-Misc.	0.2
Internet Content-Information/News	0.2
Auto/Truck Parts & Equipment-Replacement	0.2
Instruments-Scientific	0.2
Advertising Services	0.2
Medical Information Systems	0.2
Computers-Periphery Equipment	0.2
Auction Houses/Art Dealers	0.2
Drug Delivery Systems	0.2
Wire & Cable Products	0.2
Research & Development	0.2
Containers-Paper/Plastic	0.2
Garden Products	0.2
Industrial Automated/Robotic	0.2
Home Furnishings	0.2

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited) (continued)

Industry Allocation*
Food-Canned	0.2%
Apparel Manufacturers	0.2
Batteries/Battery Systems	0.1
Diversified Minerals	0.1
Retail-Pawn Shops	0.1
Building & Construction-Misc.	0.1
Instruments-Controls	0.1
Building Products-Cement	0.1
Vitamins & Nutrition Products	0.1
Retail-Hypermarkets	0.1
Real Estate Operations & Development	0.1
Oil Refining & Marketing	0.1
Retail-Pet Food & Supplies	0.1
Internet Telephone	0.1
Retail-Building Products	0.1
Computer Software	0.1
Identification Systems	0.1
Disposable Medical Products	0.1
Web Portals/ISP	0.1
Retail-Sporting Goods	0.1
Travel Services	0.1
Brewery	0.1
Telecom Equipment-Fiber Optics	0.1
Medical-Nursing Homes	0.1
Electric Products-Misc.	0.1
Machinery-Construction & Mining	0.1
Diversified Operations/Commercial Services	0.1
Machinery-Farming	0.1
Entertainment Software	0.1
Metal-Aluminum	0.1
E-Marketing/Info	0.1
Environmental Consulting & Engineering	0.1
Direct Marketing	0.1
Rubber/Plastic Products	0.1
Decision Support Software	0.1
Insurance-Multi-line	0.1
Broadcast Services/Program	0.1
Storage/Warehousing	0.1
E-Commerce/Products	0.1
Platinum	0.1
Telephone-Integrated	0.1
Medical-Generic Drugs	0.1
Auto Repair Centers	0.1
Resorts/Theme Parks	0.1
Machinery-Electrical	0.1
Veterinary Diagnostics	0.1
Seismic Data Collection	0.1
Agricultural Operations	0.1
Building-Maintenance & Services	0.1
United States Treasury Notes	0.1
Building Products-Doors & Windows	0.1
Recreational Centers	0.1
Retail-Vitamins & Nutrition Supplements	0.1
Physicians Practice Management	0.1
Web Hosting/Design	0.1
Gambling (Non-Hotel)	0.1
Food-Wholesale/Distribution	0.1
Building Products-Air & Heating	0.1
Finance-Leasing Companies	0.1
Chemicals-Diversified	0.1
Water	0.1%
Retail-Hair Salons	0.1
Hotels/Motels	0.1
Appliances	0.1
Casino Hotels	0.1
Computer Graphics	0.1
Textile-Apparel	0.1
Housewares	0.1
Publishing-Books	0.1
Firearms & Ammunition	0.1
Retail-Discount	0.1
Educational Software	0.1
Retail-Bookstores	0.1
100.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 96.0%
Advertising Services — 0.2%
Millennial Media, Inc.†	18,400	$127,328
Sizmek, Inc.†	28,166	299,405
		426,733
Aerospace/Defense — 0.3%
Aerovironment, Inc.†	1,997	80,379
Cubic Corp.	2,112	107,860
National Presto Industries, Inc.	495	38,630
Teledyne Technologies, Inc.†	3,804	370,243
		597,112
Aerospace/Defense-Equipment — 0.8%
AAR Corp.	31,500	817,425
Curtiss-Wright Corp.	4,854	308,423
GenCorp, Inc.†	6,205	113,365
Kaman Corp.	2,715	110,446
Moog, Inc., Class A†	4,585	300,364
Orbital Sciences Corp.†	6,120	170,748
		1,820,771
Agricultural Operations — 0.1%
Andersons, Inc.	2,679	158,704
Airlines — 0.5%
Alaska Air Group, Inc.	6,000	559,860
Allegiant Travel Co.	1,485	166,216
Republic Airways Holdings, Inc.†	27,600	252,264
SkyWest, Inc.	5,193	66,263
		1,044,603
Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†	5,431	118,559
Darling International, Inc.†	16,606	332,452
		451,011
Apparel Manufacturers — 0.2%
G-III Apparel Group, Ltd.†	1,670	119,538
Oxford Industries, Inc.	1,460	114,172
Quiksilver, Inc.†	13,090	98,306
		332,016
Appliances — 0.1%
iRobot Corp.†	2,933	120,400
Applications Software — 0.3%
Dealertrack Technologies, Inc.†	4,463	219,535
Ebix, Inc.	3,225	55,051
Epiq Systems, Inc.	3,135	42,730
Progress Software Corp.†	11,613	253,163
Tangoe, Inc.†	3,440	63,950
		634,429
Auction House/Art Dealers — 0.2%
Sotheby's	9,500	413,725
Audio/Video Products — 0.3%
Daktronics, Inc.	3,879	55,819
DTS, Inc.†	1,818	35,924
TiVo, Inc.†	33,900	448,497
Universal Electronics, Inc.†	1,572	60,349
VOXX International Corp.†	1,996	27,305
		627,894
Security Description	Shares	Value (Note 2)
Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.	3,020	$171,778
Auto/Truck Parts & Equipment-Original — 1.1%
Dana Holding Corp.	68,600	1,596,322
Spartan Motors, Inc.	3,458	17,774
Superior Industries International, Inc.	20,089	411,624
Titan International, Inc.	5,414	102,812
Tower International, Inc.†	8,200	223,204
		2,351,736
Auto/Truck Parts & Equipment-Replacement — 0.2%
Dorman Products, Inc.†	3,062	180,841
Douglas Dynamics, Inc.	10,800	188,136
Standard Motor Products, Inc.	2,088	74,688
		443,665
Banks-Commercial — 10.9%
1st Source Corp.	2,700	86,643
BancFirst Corp.	6,000	339,780
Bancorp, Inc.†	9,336	175,610
BancorpSouth, Inc.	12,600	314,496
Bank of the Ozarks, Inc.	3,281	223,305
BankUnited, Inc.	27,940	971,474
Banner Corp.	4,672	192,533
BBCN Bancorp, Inc.	12,229	209,605
Capital Bank Financial Corp., Class A†	12,360	310,360
Cardinal Financial Corp.	3,061	54,578
Cathay General Bancorp	4,900	123,431
Central Pacific Financial Corp.	16,200	327,240
Chemical Financial Corp.	1,800	58,410
Citizens & Northern Corp.	1,000	19,710
City Holding Co.	4,686	210,214
CoBiz Financial, Inc.	3,900	44,928
Columbia Banking System, Inc.	5,183	147,819
Community Bank System, Inc.	4,096	159,826
CVB Financial Corp.	31,210	496,239
East West Bancorp, Inc.	655	23,908
First BanCorp†	10,047	54,656
First Commonwealth Financial Corp.	44,222	399,767
First Financial Bancorp	8,813	158,458
First Financial Bankshares, Inc.	3,072	189,819
First Interstate Bancsystem, Inc.	2,600	73,372
First Merchants Corp.	1,500	32,460
First Midwest Bancorp, Inc.	7,608	129,945
First Republic Bank	18,150	979,918
FirstMerit Corp.	75,740	1,577,664
FNB Corp.	24,745	331,583
Glacier Bancorp, Inc.	7,522	218,665
Guaranty Bancorp	2,000	28,500
Hanmi Financial Corp.	3,209	74,770
Home BancShares, Inc.	4,806	165,423
Iberiabank Corp.	31,800	2,230,770
Independent Bank Corp.	2,404	94,645
MainSource Financial Group, Inc.	2,700	46,170
MB Financial, Inc.	5,555	171,983
National Penn Bancshares, Inc.	15,150	158,317
NBT Bancorp, Inc.	4,434	108,456

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
OFG Bancorp	13,900	$238,941
Old National Bancorp	10,100	150,591
OmniAmerican Bancorp, Inc.	1,700	38,743
PacWest Bancorp	7,625	327,951
Pinnacle Financial Partners, Inc.	3,357	125,854
PrivateBancorp, Inc.	6,598	201,305
S&T Bancorp, Inc.	3,006	71,242
Sierra Bancorp	1,200	19,104
Signature Bank†	13,980	1,755,748
Simmons First National Corp., Class A	5,343	199,134
Southwest Bancorp, Inc.	8,600	151,876
Suffolk Bancorp†	7,202	160,605
Susquehanna Bancshares, Inc.	26,547	302,370
SVB Financial Group†	20,820	2,681,200
Talmer Bancorp, Inc., Class A†	2,700	39,528
Taylor Capital Group, Inc.†	1,541	36,861
TCF Financial Corp.	12,700	211,582
Texas Capital Bancshares, Inc.†	4,321	280,606
Tompkins Financial Corp.	14,297	699,981
TrustCo Bank Corp.	9,558	67,288
UMB Financial Corp.	5,495	355,526
Umpqua Holdings Corp.	11,341	211,396
Union First Market Bankshares Corp.	20,063	510,001
United Bankshares, Inc.	6,325	193,671
United Community Banks, Inc.†	3,905	75,796
ViewPoint Financial Group, Inc.	3,633	104,812
Webster Financial Corp.	1,000	31,060
West Bancorporation, Inc.	5,800	88,102
Westamerica Bancorporation	1,500	81,120
Wilshire Bancorp, Inc.	19,064	211,610
Wintrust Financial Corp.	51,040	2,483,606
		23,822,660
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	8,083	109,363
Batteries/Battery Systems — 0.1%
EnerSys, Inc.	4,767	330,305
Brewery — 0.1%
Boston Beer Co., Inc., Class A†	895	219,033
Broadcast Services/Program — 0.1%
Nexstar Broadcasting Group, Inc., Class A	4,800	180,096
Building & Construction Products-Misc. — 0.5%
Drew Industries, Inc.	2,233	121,029
Gibraltar Industries, Inc.†	30,110	568,176
Nortek, Inc.†	1,500	123,315
Quanex Building Products Corp.	3,789	78,356
Simpson Manufacturing Co., Inc.	4,153	146,725
Trex Co., Inc.†	1,700	124,372
		1,161,973
Security Description	Shares	Value (Note 2)
Building & Construction-Misc. — 0.1%
Aegion Corp.†	3,838	$97,140
Dycom Industries, Inc.†	3,415	107,948
MasTec, Inc.†	2,300	99,912
		305,000
Building Products-Air & Heating — 0.1%
AAON, Inc.	2,823	78,677
Comfort Systems USA, Inc.	3,804	57,973
		136,650
Building Products-Cement — 0.1%
Headwaters, Inc.†	7,413	97,926
Texas Industries, Inc.†	2,170	194,475
		292,401
Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	2,915	96,865
Griffon Corp.	4,433	52,930
		149,795
Building Products-Wood — 0.3%
Boise Cascade Co.†	20,543	588,352
Universal Forest Products, Inc.	2,016	111,565
		699,917
Building-Heavy Construction — 0.2%
Orion Marine Group, Inc.†	4,464	56,113
Tutor Perini Corp.†	16,190	464,167
		520,280
Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	5,251	150,914
Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	2,801	76,719
Building-Residential/Commercial — 0.7%
M/I Homes, Inc.†	2,470	55,377
Meritage Homes Corp.†	3,712	155,459
Ryland Group, Inc.	21,799	870,434
Standard Pacific Corp.†	15,160	125,980
WCI Communities, Inc.†	12,400	245,024
		1,452,274
Casino Hotels — 0.1%
Boyd Gaming Corp.†	7,628	100,690
Monarch Casino & Resort, Inc.†	982	18,196
		118,886
Casino Services — 0.0%
Multimedia Games Holding Co., Inc.†	2,991	86,859
Cellular Telecom — 0.0%
NTELOS Holdings Corp.	1,544	20,844
Chemicals-Diversified — 0.1%
Innophos Holdings, Inc.	2,259	128,085
Chemicals-Other — 0.0%
American Vanguard Corp.	2,530	54,775
Chemicals-Plastics — 0.3%
A. Schulman, Inc.	2,943	106,713
PolyOne Corp.	15,628	572,923
		679,636

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty — 1.2%
Balchem Corp.	3,063	$159,644
H.B. Fuller Co.	5,059	244,248
Hawkins, Inc.	955	35,087
Kraton Performance Polymers, Inc.†	22,620	591,287
Minerals Technologies, Inc.	14,700	949,032
OM Group, Inc.	9,634	320,041
Quaker Chemical Corp.	1,334	105,159
Stepan Co.	1,919	123,891
Zep, Inc.	2,322	41,099
		2,569,488
Circuit Boards — 0.8%
Multi-Fineline Electronix, Inc.†	1,500	19,200
Park Electrochemical Corp.	55,764	1,665,670
TTM Technologies, Inc.†	5,515	46,602
		1,731,472
Coal — 0.5%
Alpha Natural Resources, Inc.†	27,300	116,025
Arch Coal, Inc.	21,455	103,413
Cloud Peak Energy, Inc.†	31,735	670,878
SunCoke Energy, Inc.†	7,047	160,953
Westmoreland Coal Co.†	700	20,846
		1,072,115
Commercial Services — 0.4%
ExlService Holdings, Inc.†	3,089	95,481
Healthcare Services Group, Inc.	7,086	205,919
Intersections, Inc.	8,200	48,380
Live Nation Entertainment, Inc.†	14,359	312,308
Medifast, Inc.†	1,291	37,555
Providence Service Corp.†	4,300	121,604
Steiner Leisure, Ltd.†	2,550	117,938
TeleTech Holdings, Inc.†	1,920	47,059
		986,244
Commercial Services-Finance — 0.3%
Cardtronics, Inc.†	4,496	174,670
EVERTEC, Inc.	1,700	41,990
Green Dot Corp., Class A†	2,216	43,278
Heartland Payment Systems, Inc.	7,410	307,145
Vantiv, Inc., Class A†	2,800	84,616
Xoom Corp.†	1,000	19,520
		671,219
Communications Software — 0.4%
Digi International, Inc.†	76,105	772,466
Computer Aided Design — 0.2%
Aspen Technology, Inc.†	12,800	542,208
Computer Data Security — 0.0%
Varonis Systems, Inc.†	2,500	89,400
Computer Graphics — 0.1%
Monotype Imaging Holdings, Inc.	3,944	118,872
Computer Services — 1.2%
CACI International, Inc., Class A†	2,372	175,054
CIBER, Inc.†	6,889	31,552
iGATE Corp.†	2,968	93,611
Security Description	Shares	Value (Note 2)
Computer Services (continued)
Insight Enterprises, Inc.†	5,896	$148,048
j2 Global, Inc.	4,494	224,925
LivePerson, Inc.†	4,979	60,096
Manhattan Associates, Inc.†	34,526	1,209,446
Sykes Enterprises, Inc.†	3,947	78,427
Unisys Corp.†	16,470	501,676
Virtusa Corp.†	2,624	87,930
		2,610,765
Computer Software — 0.1%
Avid Technology, Inc.†	17,000	103,700
Blackbaud, Inc.	4,661	145,889
		249,589
Computers-Integrated Systems — 0.2%
Agilysys, Inc.†	1,431	19,175
Mercury Systems, Inc.†	3,361	44,399
MTS Systems Corp.	1,544	105,749
Netscout Systems, Inc.†	3,759	141,263
Super Micro Computer, Inc.†	3,358	58,328
VeriFone Systems, Inc.†	3,000	101,460
		470,374
Computers-Periphery Equipment — 0.2%
Electronics for Imaging, Inc.†	4,746	205,549
Synaptics, Inc.†	3,595	215,772
		421,321
Consulting Services — 0.3%
Forrester Research, Inc.	1,278	45,816
FTI Consulting, Inc.†	5,800	193,372
MAXIMUS, Inc.	6,858	307,650
Navigant Consulting, Inc.†	4,960	92,554
		639,392
Consumer Products-Misc. — 0.2%
Blyth, Inc.	858	9,206
Central Garden and Pet Co., Class A†	4,242	35,081
CSS Industries, Inc.	3,900	105,300
Helen of Troy, Ltd.†	2,698	186,783
WD-40 Co.	1,448	112,322
		448,692
Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.†	37,100	376,936
Cosmetics & Toiletries — 0.0%
Inter Parfums, Inc.	2,419	87,592
Data Processing/Management — 0.3%
Amber Road, Inc.†	1,500	23,100
CSG Systems International, Inc.	6,157	160,328
Fair Isaac Corp.	4,800	265,536
Pegasystems, Inc.	3,400	120,088
		569,052
Decision Support Software — 0.1%
Castlight Health, Inc., Class B†	1,500	31,830
Interactive Intelligence Group, Inc.†	1,594	115,565
QAD, Inc.	2,000	40,860
		188,255

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	7,326	$52,234
Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	4,200	91,518
Direct Marketing — 0.1%
Harte-Hanks, Inc.	21,625	191,165
Disposable Medical Products — 0.1%
ICU Medical, Inc.†	1,357	81,257
Medical Action Industries, Inc.†	12,300	85,731
Merit Medical Systems, Inc.†	4,104	58,687
		225,675
Distribution/Wholesale — 0.9%
MWI Veterinary Supply, Inc.†	1,299	202,151
Owens & Minor, Inc.	8,600	301,258
Pool Corp.	4,549	278,945
ScanSource, Inc.†	9,281	378,386
United Stationers, Inc.	22,204	911,918
		2,072,658
Diversified Manufacturing Operations — 1.6%
Actuant Corp., Class A	7,355	251,173
AZZ, Inc.	2,581	115,319
Barnes Group, Inc.	4,771	183,540
EnPro Industries, Inc.†	2,144	155,805
Federal Signal Corp.†	6,346	94,555
Harsco Corp.	40,970	959,927
Koppers Holdings, Inc.	21,265	876,756
Leggett & Platt, Inc.	5,100	166,464
LSB Industries, Inc.†	1,936	72,445
Lydall, Inc.†	1,700	38,879
Park-Ohio Holdings Corp.†	1,400	78,610
Standex International Corp.	5,790	310,228
Tredegar Corp.	8,547	196,667
		3,500,368
Diversified Minerals — 0.1%
AMCOL International Corp.	2,531	115,869
US Silica Holdings, Inc.	5,413	206,614
		322,483
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	1,792	160,295
Viad Corp.	2,054	49,378
		209,673
Drug Delivery Systems — 0.2%
BioDelivery Sciences International, Inc.†	13,300	112,252
Nektar Therapeutics†	17,800	215,736
Revance Therapeutics, Inc.†	2,500	78,750
		406,738
E-Commerce/Products — 0.1%
Blue Nile, Inc.†	1,291	44,927
Chegg, Inc.†	3,400	23,800
FTD Cos., Inc.†	1,912	60,821
Stamps.com, Inc.†	1,481	49,702
		179,250
Security Description	Shares	Value (Note 2)
E-Commerce/Services — 0.3%
Coupons.com, Inc.†	1,700	$41,905
OpenTable, Inc.†	2,370	182,324
United Online, Inc.	28,200	325,992
		550,221
E-Marketing/Info — 0.1%
comScore, Inc.†	3,248	106,502
Liquidity Services, Inc.†	2,643	68,850
QuinStreet, Inc.†	2,901	19,263
		194,615
E-Services/Consulting — 0.0%
Perficient, Inc.†	3,432	62,188
Educational Software — 0.1%
2U, Inc.†	8,400	114,660
Electric Products-Misc. — 0.1%
Littelfuse, Inc.	2,270	212,563
Electric-Integrated — 2.0%
ALLETE, Inc.	3,846	201,607
Avista Corp.	6,076	186,229
Cleco Corp.	11,110	561,944
El Paso Electric Co.	10,083	360,266
MGE Energy, Inc.	5,040	197,719
NorthWestern Corp.	16,418	778,706
PNM Resources, Inc.	4,900	132,447
Portland General Electric Co.	28,410	918,779
UIL Holdings Corp.	5,707	210,075
UNS Energy Corp.	12,738	764,662
		4,312,434
Electronic Components-Misc. — 1.5%
AVX Corp.	74,810	985,996
Bel Fuse, Inc., Class B	9,772	214,007
Benchmark Electronics, Inc.†	27,727	628,016
CTS Corp.	3,408	71,159
InvenSense, Inc.†	9,300	220,131
Methode Electronics, Inc.	3,589	110,039
OSI Systems, Inc.†	1,894	113,375
Plexus Corp.†	3,430	137,440
Rogers Corp.†	1,807	112,793
Sanmina Corp.†	8,367	146,004
Stoneridge, Inc.†	49,600	557,008
Vishay Intertechnology, Inc.	6,100	90,768
		3,386,736
Electronic Components-Semiconductors — 1.5%
Ceva, Inc.†	2,222	39,018
Diodes, Inc.†	3,682	96,174
DSP Group, Inc.†	7,280	62,899
Entropic Communications, Inc.†	9,299	38,033
First Solar, Inc.†	4,200	293,118
GT Advanced Technologies, Inc.†	13,679	233,227
Kopin Corp.†	6,176	23,345
Microsemi Corp.†	9,575	239,662
Monolithic Power Systems, Inc.†	3,558	137,944
ON Semiconductor Corp.†	160,920	1,512,648
PLX Technology, Inc.†	29,300	177,265
PMC-Sierra, Inc.†	19,600	149,156

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
QLogic Corp.†	12,189	$155,410
Rubicon Technology, Inc.†	1,995	22,524
Supertex, Inc.†	1,052	34,695
		3,215,118
Electronic Measurement Instruments — 0.2%
Analogic Corp.	1,255	103,048
Badger Meter, Inc.	1,456	80,225
ESCO Technologies, Inc.	2,678	94,239
FARO Technologies, Inc.†	1,737	92,061
Measurement Specialties, Inc.†	1,534	104,082
		473,655
Electronic Security Devices — 0.5%
American Science & Engineering, Inc.	795	53,400
Taser International, Inc.†	51,543	942,722
		996,122
Energy-Alternate Sources — 0.3%
FutureFuel Corp.	2,278	46,243
Green Plains Renewable Energy, Inc.	9,779	292,979
REX American Resources Corp.†	7,100	405,055
		744,277
Engineering/R&D Services — 1.2%
EMCOR Group, Inc.	39,717	1,858,359
Engility Holdings, Inc.†	4,742	213,627
Exponent, Inc.	1,320	99,079
McDermott International, Inc.†	27,720	216,770
VSE Corp.	4,900	258,230
		2,646,065
Engines-Internal Combustion — 0.2%
Briggs & Stratton Corp.	23,851	530,685
Enterprise Software/Service — 0.7%
Digital River, Inc.†	17,542	305,757
MedAssets, Inc.†	14,200	350,882
MicroStrategy, Inc., Class A†	914	105,466
Omnicell, Inc.†	3,600	103,032
Rally Software Development Corp.†	8,400	112,392
SYNNEX Corp.†	2,670	161,829
Tyler Technologies, Inc.†	2,928	245,015
Veeva Systems, Inc., Class A†	3,400	90,780
		1,475,153
Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	9,411	206,383
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	6,565	194,258
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	500	71,075
Finance-Consumer Loans — 0.8%
Encore Capital Group, Inc.†	2,370	108,309
Nelnet, Inc., Class A	5,600	229,040
Ocwen Financial Corp.†	11,200	438,816
Portfolio Recovery Associates, Inc.†	9,543	552,158
World Acceptance Corp.†	6,239	468,424
		1,796,747
Security Description	Shares	Value (Note 2)
Finance-Investment Banker/Broker — 1.4%
Evercore Partners, Inc., Class A	3,507	$193,762
FBR & Co.†	3,400	87,822
FXCM, Inc., Class A	3,650	53,910
Greenhill & Co., Inc.	5,355	278,353
Interactive Brokers Group, Inc., Class A	4,862	105,360
Investment Technology Group, Inc.†	33,567	678,053
Piper Jaffray Cos.†	1,635	74,883
Raymond James Financial, Inc.	22,940	1,283,034
Stifel Financial Corp.†	6,129	304,979
SWS Group, Inc.†	2,941	21,999
		3,082,155
Finance-Leasing Companies — 0.1%
Marlin Business Services Corp.	6,300	131,103
Finance-Mortgage Loan/Banker — 0.0%
Arlington Asset Investment Corp., Class A	2,700	71,496
Finance-Other Services — 0.4%
Higher One Holdings, Inc.†	3,292	23,801
MarketAxess Holdings, Inc.	3,820	226,220
Outerwall, Inc.†	6,232	451,820
WageWorks, Inc.†	3,026	169,789
		871,630
Firearms & Ammunition — 0.1%
Sturm Ruger & Co., Inc.	1,956	116,969
Food-Canned — 0.2%
Seneca Foods Corp., Class A†	2,217	69,791
TreeHouse Foods, Inc.†	3,688	265,499
		335,290
Food-Misc./Diversified — 0.6%
Annie's, Inc.†	1,718	69,046
B&G Foods, Inc.	9,822	295,740
Cal-Maine Foods, Inc.	1,511	94,861
Chiquita Brands International, Inc.†	21,100	262,695
Diamond Foods, Inc.†	2,220	77,545
J&J Snack Foods Corp.	1,474	141,460
Pinnacle Foods, Inc.	7,100	212,006
Snyder's-Lance, Inc.	4,948	139,484
		1,292,837
Food-Retail — 0.5%
Nutrisystem, Inc.	2,898	43,673
Weis Markets, Inc.	21,600	1,063,800
		1,107,473
Food-Wholesale/Distribution — 0.1%
Calavo Growers, Inc.	1,401	49,848
Spartan Stores, Inc.	3,812	88,476
		138,324
Footwear & Related Apparel — 0.7%
Crocs, Inc.†	8,950	139,620
Iconix Brand Group, Inc.†	17,706	695,315
Skechers U.S.A., Inc., Class A†	4,008	146,452
Steven Madden, Ltd.†	5,877	211,454
Wolverine World Wide, Inc.	10,190	290,925
		1,483,766

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Forestry — 0.0%
Deltic Timber Corp.	1,128	$73,579
Gambling (Non-Hotel) — 0.1%
Pinnacle Entertainment, Inc.†	5,983	141,797
Garden Products — 0.2%
Toro Co.	5,701	360,246
Gas-Distribution — 1.1%
AGL Resources, Inc.	2,500	122,400
Laclede Group, Inc.	9,919	467,681
New Jersey Resources Corp.	10,764	536,047
Northwest Natural Gas Co.	4,994	219,786
Piedmont Natural Gas Co., Inc.	11,477	406,171
South Jersey Industries, Inc.	3,309	185,602
Southwest Gas Corp.	7,399	395,476
WGL Holdings, Inc.	3,660	146,620
		2,479,783
Golf — 0.0%
Callaway Golf Co.	7,818	79,900
Health Care Cost Containment — 0.0%
Corvel Corp.†	1,142	56,826
Home Furnishings — 0.2%
American Woodmark Corp.†	1,225	41,234
Ethan Allen Interiors, Inc.	2,630	66,933
La-Z-Boy, Inc.	5,290	143,359
Select Comfort Corp.†	5,535	100,073
		351,599
Hotels/Motels — 0.1%
Intrawest Resorts Holdings, Inc.†	6,900	89,976
Marcus Corp.	1,833	30,611
		120,587
Housewares — 0.1%
Lifetime Brands, Inc.	6,600	117,876
Human Resources — 1.5%
AMN Healthcare Services, Inc.†	4,686	64,386
Barrett Business Services, Inc.	8,200	488,474
Care.com, Inc.†	1,200	19,860
CDI Corp.	1,458	25,005
Cross Country Healthcare, Inc.†	103,473	835,027
Heidrick & Struggles International, Inc.	1,629	32,694
Insperity, Inc.	2,294	71,068
Kelly Services, Inc., Class A	2,761	65,519
Korn/Ferry International†	17,007	506,298
Monster Worldwide, Inc.†	9,715	72,668
On Assignment, Inc.†	4,694	181,142
Paylocity Holding Corp.†	2,200	52,910
Resources Connection, Inc.	3,946	55,599
TriNet Group, Inc.†	1,600	34,096
TrueBlue, Inc.†	29,024	849,242
		3,353,988
Security Description	Shares	Value (Note 2)
Identification Systems — 0.1%
Brady Corp., Class A	4,744	$128,800
Checkpoint Systems, Inc.†	8,388	112,567
		241,367
Industrial Automated/Robotic — 0.2%
Cognex Corp.†	8,339	282,359
Hurco Cos., Inc.	2,800	74,704
		357,063
Instruments-Controls — 0.1%
Control4 Corp.†	4,700	99,687
Watts Water Technologies, Inc., Class A	3,291	193,149
		292,836
Instruments-Scientific — 0.2%
FEI Co.	4,268	439,689
Insurance Brokers — 0.0%
eHealth, Inc.†	1,882	95,606
Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	14,100	333,042
CNO Financial Group, Inc.	22,300	403,630
Primerica, Inc.	2,900	136,619
		873,291
Insurance-Multi-line — 0.1%
Horace Mann Educators Corp.	4,100	118,900
United Fire Group, Inc.	2,180	66,163
		185,063
Insurance-Property/Casualty — 1.0%
AMERISAFE, Inc.	1,882	82,639
Employers Holdings, Inc.	3,165	64,028
Global Indemnity PLC†	1,200	31,608
HCI Group, Inc.	1,022	37,201
Infinity Property & Casualty Corp.	1,163	78,654
Meadowbrook Insurance Group, Inc.	4,689	27,337
Navigators Group, Inc.†	3,577	219,592
ProAssurance Corp.	27,173	1,210,014
RLI Corp.	3,476	153,778
Safety Insurance Group, Inc.	1,291	69,520
Selective Insurance Group, Inc.	5,676	132,364
Stewart Information Services Corp.	2,715	95,378
Tower Group International, Ltd.	3,942	10,643
Universal Insurance Holdings, Inc.	2,871	36,462
		2,249,218
Insurance-Reinsurance — 0.8%
Aspen Insurance Holdings, Ltd.	1,400	55,580
Axis Capital Holdings, Ltd.	31,120	1,426,852
Platinum Underwriters Holdings, Ltd.	5,300	318,530
		1,800,962
Internet Application Software — 0.3%
Bazaarvoice, Inc.†	51,300	374,490
Intralinks Holdings, Inc.†	22,100	226,083
		600,573

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Connectivity Services — 0.0%
PC-Tel, Inc.	1,761	$15,374
Internet Content-Information/News — 0.2%
Dice Holdings, Inc.†	3,723	27,774
HealthStream, Inc.†	2,079	55,509
WebMD Health Corp.†	8,100	335,340
XO Group, Inc.†	2,511	25,461
		444,084
Internet Infrastructure Software — 0.0%
TIBCO Software, Inc.†	3,900	79,248
Internet Security — 0.0%
FireEye, Inc.†	1,400	86,198
VASCO Data Security International, Inc.†	2,952	22,258
		108,456
Internet Telephone — 0.1%
magicJack VocalTec, Ltd.†	12,525	265,906
Investment Management/Advisor Services — 2.1%
Affiliated Managers Group, Inc.†	9,290	1,858,464
Artisan Partners Asset Management, Inc., Class A	1,000	64,250
Calamos Asset Management, Inc., Class A	1,930	24,955
Federated Investors, Inc., Class B	1,700	51,918
Financial Engines, Inc.	5,155	261,771
Virtus Investment Partners, Inc.†	709	122,778
Waddell & Reed Financial, Inc., Class A	30,600	2,252,772
		4,636,908
Lasers-System/Components — 0.4%
Coherent, Inc.†	8,110	529,988
Electro Scientific Industries, Inc.	2,570	25,315
II-VI, Inc.†	5,507	84,973
Newport Corp.†	12,356	255,522
Rofin-Sinar Technologies, Inc.†	2,848	68,238
		964,036
Lighting Products & Systems — 0.2%
Acuity Brands, Inc.	3,600	477,252
Linen Supply & Related Items — 0.2%
G&K Services, Inc., Class A	4,717	288,539
UniFirst Corp.	1,539	169,198
		457,737
Machinery-Construction & Mining — 0.1%
Astec Industries, Inc.	1,895	83,209
Hyster-Yale Materials Handling, Inc.	1,300	126,750
		209,959
Machinery-Electrical — 0.1%
Franklin Electric Co., Inc.	3,952	168,039
Machinery-Farming — 0.1%
Alamo Group, Inc.	1,700	92,361
Lindsay Corp.	1,306	115,163
		207,524
Security Description	Shares	Value (Note 2)
Machinery-General Industrial — 0.6%
Albany International Corp., Class A	2,852	$101,360
Altra Industrial Motion Corp.	5,020	179,214
Applied Industrial Technologies, Inc.	8,742	421,714
DXP Enterprises, Inc.†	1,069	101,480
Intevac, Inc.†	2,418	23,455
Kadant, Inc.	7,400	269,878
Tennant Co.	1,869	122,644
		1,219,745
Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A	1,000	54,210
Medical Information Systems — 0.2%
Computer Programs & Systems, Inc.	1,060	68,476
Medidata Solutions, Inc.†	5,147	279,688
Quality Systems, Inc.	4,442	74,981
		423,145
Medical Instruments — 0.9%
Abaxis, Inc.†	2,114	82,192
CONMED Corp.	13,850	601,782
CryoLife, Inc.	2,537	25,269
Integra LifeSciences Holdings Corp.†	2,391	109,962
Natus Medical, Inc.†	2,817	72,679
NuVasive, Inc.†	12,242	470,215
SurModics, Inc.†	26,066	589,092
Symmetry Medical, Inc.†	3,789	38,117
		1,989,308
Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†	2,493	69,006
Medical Laser Systems — 0.3%
Cynosure, Inc., Class A†	1,969	57,692
PhotoMedex, Inc.†	36,100	571,463
		629,155
Medical Products — 0.6%
ABIOMED, Inc.†	3,582	93,275
Cantel Medical Corp.	3,381	114,007
Cyberonics, Inc.†	2,441	159,275
Greatbatch, Inc.†	2,491	114,387
Haemonetics Corp.†	5,244	170,902
Hanger, Inc.†	3,514	118,352
Invacare Corp.	2,912	55,532
Luminex Corp.†	3,776	68,383
West Pharmaceutical Services, Inc.	7,109	313,152
Wright Medical Group, Inc.†	6,400	198,848
		1,406,113
Medical-Biomedical/Gene — 1.3%
Acorda Therapeutics, Inc.†	4,175	158,274
Aegerion Pharmaceuticals, Inc.†	4,000	184,480
Alnylam Pharmaceuticals, Inc.†	8,800	590,832
Applied Genetic Technologies Corp.†	3,800	57,000
Arqule, Inc.†	5,528	11,332
Cambrex Corp.†	3,081	58,138
Celladon Corp.†	5,700	67,944
Dicerna Pharmaceuticals, Inc.†	2,500	70,625

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Eleven Biotherapeutics, Inc.†	3,400	$55,182
Emergent Biosolutions, Inc.†	2,936	74,193
Foundation Medicine, Inc.†	1,200	38,844
Karyopharm Therapeutics, Inc.†	800	24,712
Ligand Pharmaceuticals, Inc.†	2,084	140,170
MacroGenics, Inc.†	6,400	178,112
Medicines Co.†	6,537	185,782
Merrimack Pharmaceuticals, Inc.†	14,600	73,584
Momenta Pharmaceuticals, Inc.†	4,667	54,371
NPS Pharmaceuticals, Inc.†	13,800	413,034
Spectrum Pharmaceuticals, Inc.†	5,543	43,457
Synageva BioPharma Corp.†	2,900	240,613
Trius Therapeutics, Inc. CVR†(1)(2)	13,800	0
Ultragenyx Pharmaceutical, Inc.†	1,700	83,113
		2,803,792
Medical-Drugs — 0.7%
Achaogen, Inc.†	800	12,368
Akorn, Inc.†	7,207	158,554
Auspex Pharmaceuticals, Inc.†	300	9,228
ChemoCentryx, Inc.†	10,100	66,963
Chimerix, Inc.†	6,100	139,324
Eagle Pharmaceuticals, Inc.†	2,000	25,500
Hi-Tech Pharmacal Co., Inc.†	1,115	48,313
Orexigen Therapeutics, Inc.†	22,300	144,950
Pacira Pharmaceuticals, Inc.†	4,700	328,953
PharMerica Corp.†	3,004	84,052
Prestige Brands Holdings, Inc.†	13,035	355,204
Trevena, Inc.†	6,900	54,234
		1,427,643
Medical-Generic Drugs — 0.1%
Impax Laboratories, Inc.†	6,556	173,210
Medical-HMO — 0.5%
Centene Corp.†	11,523	717,307
Magellan Health Services, Inc.†	3,477	206,360
Molina Healthcare, Inc.†	2,881	108,210
		1,031,877
Medical-Hospitals — 0.5%
LifePoint Hospitals, Inc.†	20,030	1,092,636
Medical-Nursing Homes — 0.1%
Ensign Group, Inc.	1,994	87,018
Kindred Healthcare, Inc.	5,469	128,084
		215,102
Medical-Outpatient/Home Medical — 0.4%
Air Methods Corp.†	3,557	190,050
Almost Family, Inc.†	846	19,543
Amedisys, Inc.†	11,481	170,952
Amsurg Corp.†	3,283	154,564
Gentiva Health Services, Inc.†	17,496	159,563
LHC Group, Inc.†	5,628	124,154
		818,826
Security Description	Shares	Value (Note 2)
Metal Processors & Fabrication — 1.4%
Ampco-Pittsburgh Corp.	900	$16,983
CIRCOR International, Inc.	1,780	130,527
Haynes International, Inc.	10,008	540,432
Mueller Industries, Inc.	15,728	471,683
RBC Bearings, Inc.†	14,494	923,268
RTI International Metals, Inc.†	14,558	404,421
Worthington Industries, Inc.	13,100	501,075
		2,988,389
Metal Products-Distribution — 0.0%
A.M. Castle & Co.†	1,729	25,399
Olympic Steel, Inc.	920	26,404
		51,803
Metal-Aluminum — 0.1%
Century Aluminum Co.†	5,200	68,692
Kaiser Aluminum Corp.	1,821	130,056
		198,748
Miscellaneous Manufacturing — 0.4%
Hillenbrand, Inc.	6,372	206,007
John Bean Technologies Corp.	2,768	85,531
Movado Group, Inc.	14,963	681,565
		973,103
Multimedia — 0.0%
EW Scripps Co., Class A†	3,040	53,869
Networking Products — 0.4%
Anixter International, Inc.	2,698	273,901
Black Box Corp.	7,924	192,870
Ixia†	5,696	71,200
LogMeIn, Inc.†	2,300	103,247
NETGEAR, Inc.†	3,685	124,295
Procera Networks, Inc.†	2,088	21,694
		787,207
Non-Ferrous Metals — 0.4%
Globe Specialty Metals, Inc.	6,468	134,664
Horsehead Holding Corp.†	40,710	684,742
Materion Corp.	2,084	70,710
		890,116
Office Furnishings-Original — 0.3%
Herman Miller, Inc.	13,210	424,437
Interface, Inc.	5,920	121,656
Steelcase, Inc., Class A	2,400	39,864
		585,957
Office Supplies & Forms — 0.4%
ACCO Brands Corp.†	146,084	899,877
Oil Companies-Exploration & Production — 1.9%
Approach Resources, Inc.†	3,584	74,941
Bill Barrett Corp.†	16,430	420,608
Carrizo Oil & Gas, Inc.†	14,482	774,208
Clayton Williams Energy, Inc.†	1,000	113,010
Comstock Resources, Inc.	4,496	102,734
Contango Oil & Gas Co.†	2,566	122,501
EPL Oil & Gas, Inc.†	18,200	702,520
Equal Energy, Ltd.	9,100	41,678
Forest Oil Corp.†	12,035	22,987

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Isramco, Inc.†	100	$13,251
Jones Energy, Inc., Class A†	12,600	190,764
Northern Oil and Gas, Inc.†	5,751	84,080
PDC Energy, Inc.†	3,605	224,447
Penn Virginia Corp.†	5,351	93,589
PetroQuest Energy, Inc.†	5,852	33,356
Rice Energy, Inc.†	11,300	298,207
RSP Permian, Inc.†	13,000	375,570
Stone Energy Corp.†	9,332	391,664
Swift Energy Co.†	4,394	47,279
VAALCO Energy, Inc.†	5,100	43,605
		4,170,999
Oil Field Machinery & Equipment — 0.5%
Flotek Industries, Inc.†	4,616	128,556
Gulf Island Fabrication, Inc.	21,266	459,558
Natural Gas Services Group, Inc.†	17,720	534,081
		1,122,195
Oil Refining & Marketing — 0.1%
Delek US Holdings, Inc.	4,100	119,064
Western Refining, Inc.	3,900	150,540
		269,604
Oil-Field Services — 2.0%
Basic Energy Services, Inc.†	2,707	74,199
C&J Energy Services, Inc.†	4,647	135,507
Exterran Holdings, Inc.	20,630	905,244
Helix Energy Solutions Group, Inc.†	8,600	197,628
Hornbeck Offshore Services, Inc.†	3,284	137,304
Key Energy Services, Inc.†	79,410	733,748
Matrix Service Co.†	14,000	472,920
Newpark Resources, Inc.†	8,728	99,936
Pioneer Energy Services Corp.†	6,320	81,844
SEACOR Holdings, Inc.†	8,316	718,669
Tesco Corp.†	3,949	73,056
TETRA Technologies, Inc.†	66,794	854,963
		4,485,018
Paper & Related Products — 0.6%
Clearwater Paper Corp.†	2,114	132,484
Domtar Corp.	1,400	157,108
KapStone Paper and Packaging Corp.†	8,127	234,383
Neenah Paper, Inc.	1,655	85,597
P.H. Glatfelter Co.	4,361	118,706
Resolute Forest Products, Inc.†	10,900	218,981
Schweitzer-Mauduit International, Inc.	3,073	130,879
Wausau Paper Corp.	5,028	64,007
Xerium Technologies, Inc.†	15,700	251,985
		1,394,130
Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp.	2,900	104,197
Security Description	Shares	Value (Note 2)
Physicians Practice Management — 0.1%
Healthways, Inc.†	3,548	$60,813
IPC The Hospitalist Co., Inc.†	1,724	84,614
		145,427
Platinum — 0.1%
Stillwater Mining Co.†	12,091	179,068
Poultry — 0.2%
Pilgrim's Pride Corp.†	7,000	146,440
Sanderson Farms, Inc.	4,553	357,365
		503,805
Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†	6,014	147,343
Powell Industries, Inc.	934	60,523
SunPower Corp.†	8,800	283,888
Vicor Corp.†	1,831	18,676
		510,430
Printing-Commercial — 0.4%
ARC Document Solutions, Inc.†	52,200	388,368
Deluxe Corp.	6,400	335,808
Quad/Graphics, Inc.	3,800	89,110
R.R. Donnelley & Sons Co.	3,632	65,013
		878,299
Protection/Safety — 0.0%
Landauer, Inc.	964	43,698
Publishing-Books — 0.1%
Courier Corp.	1,800	27,720
Scholastic Corp.	2,604	89,786
		117,506
Radio — 0.0%
Entercom Communications Corp., Class A†	6,500	65,455
Real Estate Investment Trusts — 7.0%
Acadia Realty Trust	5,650	149,047
Agree Realty Corp.	1,512	45,980
American Assets Trust, Inc.	9,070	306,022
Anworth Mtg. Asset Corp.	21,900	108,624
Ashford Hospitality Prime, Inc.	420	6,350
Ashford Hospitality Trust, Inc.	2,300	25,921
Associated Estates Realty Corp.	6,818	115,497
BioMed Realty Trust, Inc.	38,950	798,085
Capstead Mortgage Corp.	35,279	446,632
CBL & Associates Properties, Inc.	6,100	108,275
Cedar Realty Trust, Inc.	6,881	42,043
CoreSite Realty Corp.	20,056	621,736
Corporate Office Properties Trust	10,690	284,782
Cousins Properties, Inc.	64,356	738,163
CYS Investments, Inc.	22,200	183,372
DCT Industrial Trust, Inc.	11,900	93,772
DiamondRock Hospitality Co.	26,156	307,333
EastGroup Properties, Inc.	16,984	1,068,463
Empire State Realty Trust, Inc., Class A	17,790	268,807
EPR Properties	9,049	483,126
Equity Lifestyle Properties, Inc.	2,000	81,300

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
FelCor Lodging Trust, Inc.	2,900	$26,216
First Industrial Realty Trust, Inc.	2,100	40,572
First Potomac Realty Trust	27,880	360,210
Franklin Street Properties Corp.	14,210	179,046
Geo Group, Inc.	7,287	234,933
Getty Realty Corp.	2,700	51,003
Gladstone Commercial Corp.	1,500	26,010
Government Properties Income Trust	5,531	139,381
Healthcare Realty Trust, Inc.	9,702	234,303
Hersha Hospitality Trust	26,570	154,903
Home Properties, Inc.	3,100	186,372
Hospitality Properties Trust	6,000	172,320
Inland Real Estate Corp.	8,469	89,348
Kite Realty Group Trust	13,229	79,374
LaSalle Hotel Properties	10,510	329,068
Lexington Realty Trust	20,620	224,964
LTC Properties, Inc.	13,018	489,867
Medical Properties Trust, Inc.	17,207	220,078
Mid-America Apartment Communities, Inc.	10,430	712,056
National Retail Properties, Inc.	2,100	72,072
Parkway Properties, Inc.	7,306	133,335
Pebblebrook Hotel Trust	42,620	1,439,277
Pennsylvania Real Estate Investment Trust	13,114	236,708
Post Properties, Inc.	8,491	416,908
Potlatch Corp.	11,100	429,459
PS Business Parks, Inc.	2,935	245,425
RAIT Financial Trust	14,200	120,558
Ramco-Gershenson Properties Trust	11,100	180,930
Redwood Trust, Inc.	13,900	281,892
Sabra Health Care REIT, Inc.	3,935	109,747
Saul Centers, Inc.	3,879	183,709
Sovran Self Storage, Inc.	3,288	241,504
Strategic Hotels & Resorts, Inc.†	28,100	286,339
Tanger Factory Outlet Centers, Inc.	9,646	337,610
Taubman Centers, Inc.	1,700	120,343
Universal Health Realty Income Trust	1,300	54,912
Urstadt Biddle Properties, Inc., Class A	2,586	53,427
Washington Real Estate Investment Trust	4,820	115,102
		15,292,611
Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	6,110	167,597
HFF, Inc., Class A	14,126	474,775
Jones Lang LaSalle, Inc.	4,070	482,295
		1,124,667
Security Description	Shares	Value (Note 2)
Real Estate Operations & Development — 0.1%
Alexander & Baldwin, Inc.	4,900	$208,544
Forestar Group, Inc.†	3,529	62,816
		271,360
Recreational Centers — 0.1%
Town Sports International Holdings, Inc.	17,500	148,575
Recreational Vehicles — 0.0%
Arctic Cat, Inc.	1,328	63,465
Malibu Boats, Inc., Class A†	1,500	33,330
		96,795
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.	1,000	26,600
Research & Development — 0.2%
PAREXEL International Corp.†	7,221	390,584
Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.†	3,022	168,960
Respiratory Products — 0.0%
Inogen, Inc.†	1,700	28,067
Retail-Apparel/Shoe — 1.4%
Aeropostale, Inc.†	7,933	39,824
ANN, Inc.†	5,000	207,400
Brown Shoe Co., Inc.	12,946	343,587
Buckle, Inc.	2,833	129,751
Burlington Stores, Inc.†	14,060	415,051
Cato Corp., Class A	7,871	212,832
Children's Place Retail Stores, Inc.	14,251	709,842
Christopher & Banks Corp.†	3,681	24,331
Express, Inc.†	7,900	125,452
Finish Line, Inc., Class A	4,958	134,312
Francesca's Holdings Corp.†	4,246	77,023
Genesco, Inc.†	2,409	179,639
Jos. A. Bank Clothiers, Inc.†	2,829	181,905
Men's Wearhouse, Inc.	4,557	223,202
Stein Mart, Inc.	2,835	39,718
		3,043,869
Retail-Appliances — 0.3%
Conn's, Inc.†	2,400	93,240
hhgregg, Inc.†	66,600	640,026
		733,266
Retail-Auto Parts — 0.0%
Pep Boys-Manny Moe & Jack†	5,375	68,370
Retail-Automobile — 0.5%
Group 1 Automotive, Inc.	2,132	139,987
Lithia Motors, Inc., Class A	2,279	151,462
Rush Enterprises, Inc., Class A†	23,020	747,690
Sonic Automotive, Inc., Class A	3,449	77,534
		1,116,673
Retail-Bookstores — 0.1%
Barnes & Noble, Inc.†	5,406	112,985
Retail-Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†	2,777	260,483

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Computer Equipment — 0.0%
Systemax, Inc.†	800	$11,928
Retail-Convenience Store — 0.4%
Casey's General Stores, Inc.	3,890	262,925
Pantry, Inc.†	45,322	695,240
		958,165
Retail-Discount — 0.1%
Fred's, Inc., Class A	3,459	62,296
Tuesday Morning Corp.†	3,759	53,190
		115,486
Retail-Drug Store — 0.5%
Rite Aid Corp.†	164,700	1,032,669
Retail-Hair Salons — 0.1%
Regis Corp.	8,813	120,738
Retail-Home Furnishings — 0.5%
Haverty Furniture Cos., Inc.	2,025	60,143
Kirkland's, Inc.†	1,521	28,123
Pier 1 Imports, Inc.	47,730	901,142
		989,408
Retail-Hypermarkets — 0.1%
Roundy's, Inc.	40,500	278,640
Retail-Jewelry — 0.0%
Zale Corp.†	3,338	69,798
Retail-Leisure Products — 0.3%
MarineMax, Inc.†	47,675	724,183
Retail-Music Store — 0.0%
Trans World Entertainment Corp.	4,900	17,787
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	2,842	110,042
Ezcorp, Inc., Class A†	5,496	59,302
First Cash Financial Services, Inc.†	2,921	147,394
		316,738
Retail-Pet Food & Supplies — 0.1%
PetMed Express, Inc.	19,941	267,409
Retail-Regional Department Stores — 0.3%
Bon-Ton Stores, Inc.	6,000	65,880
Dillard's, Inc., Class A	6,100	563,640
Stage Stores, Inc.	3,155	77,140
		706,660
Retail-Restaurants — 1.3%
Biglari Holdings, Inc.†	848	413,391
BJ's Restaurants, Inc.†	2,522	82,495
Buffalo Wild Wings, Inc.†	1,901	283,059
Cracker Barrel Old Country Store, Inc.	2,408	234,154
DineEquity, Inc.	1,636	127,723
Jack in the Box, Inc.†	4,934	290,810
Papa John's International, Inc.	3,133	163,261
Red Robin Gourmet Burgers, Inc.†	5,125	367,360
Ruby Tuesday, Inc.†	5,835	32,734
Ruth's Hospitality Group, Inc.	3,636	43,959
Sonic Corp.†	27,609	629,209
Texas Roadhouse, Inc.	6,011	156,767
		2,824,922
Security Description	Shares	Value (Note 2)
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	1,803	$28,938
Hibbett Sports, Inc.†	2,609	137,964
Zumiez, Inc.†	2,234	54,152
		221,054
Retail-Vitamins & Nutrition Supplements — 0.1%
Vitamin Shoppe, Inc.†	3,085	146,599
Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	9,469	188,622
Savings & Loans/Thrifts — 0.6%
Astoria Financial Corp.	1,400	19,348
Bank Mutual Corp.	4,376	27,744
BankFinancial Corp.	1,000	9,980
Beneficial Mutual Bancorp, Inc.†	3,800	50,122
BofI Holding, Inc.†	1,241	106,416
Brookline Bancorp, Inc.	7,120	67,070
Capitol Federal Financial, Inc.	1,000	12,550
Dime Community Bancshares, Inc.	2,968	50,397
Northwest Bancshares, Inc.	9,541	139,298
OceanFirst Financial Corp.	4,100	72,529
Oritani Financial Corp.	3,973	62,813
Provident Financial Services, Inc.	5,427	99,694
Sterling Bancorp	7,968	100,875
Westfield Financial, Inc.	67,420	502,279
		1,321,115
Schools — 0.4%
American Public Education, Inc.†	1,782	62,512
Capella Education Co.	1,111	70,160
Career Education Corp.†	5,837	43,544
ITT Educational Services, Inc.†	1,842	52,829
Strayer Education, Inc.†	15,091	700,675
Universal Technical Institute, Inc.	2,143	27,752
		957,472
Seismic Data Collection — 0.1%
Dawson Geophysical Co.	600	16,806
Geospace Technologies Corp.†	1,327	87,807
ION Geophysical Corp.†	12,908	54,343
		158,956
Semiconductor Components-Integrated Circuits — 1.3%
Aeroflex Holding Corp.†	11,100	92,241
Cirrus Logic, Inc.†	17,599	349,692
Exar Corp.†	88,229	1,054,337
Hittite Microwave Corp.	3,171	199,900
Integrated Device Technology, Inc.†	18,900	231,147
Micrel, Inc.	8,549	94,723
Pericom Semiconductor Corp.†	2,099	16,435
Power Integrations, Inc.	3,058	201,155
Sigma Designs, Inc.†	3,148	14,985
TriQuint Semiconductor, Inc.†	46,452	621,992
		2,876,607
Semiconductor Equipment — 2.6%
ATMI, Inc.†	3,346	113,797
Brooks Automation, Inc.	6,736	73,624
Cabot Microelectronics Corp.†	2,470	108,680
Cohu, Inc.	2,359	25,336

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Equipment (continued)
Kulicke & Soffa Industries, Inc.†	7,722	$97,374
MKS Instruments, Inc.	5,396	161,286
Nanometrics, Inc.†	2,281	40,990
Photronics, Inc.†	17,900	152,687
Rudolph Technologies, Inc.†	122,339	1,395,888
Teradyne, Inc.†	72,090	1,433,870
Tessera Technologies, Inc.	4,831	114,157
Ultra Clean Holdings, Inc.†	36,504	480,028
Ultratech, Inc.†	2,831	82,637
Veeco Instruments, Inc.†	35,541	1,490,234
		5,770,588
Shipbuilding — 0.7%
Huntington Ingalls Industries, Inc.	15,950	1,631,047
Steel-Producers — 0.6%
AK Steel Holding Corp.†	13,815	99,744
Carpenter Technology Corp.	6,485	428,269
Commercial Metals Co.	19,220	362,874
Steel Dynamics, Inc.	21,450	381,596
		1,272,483
Storage/Warehousing — 0.1%
Mobile Mini, Inc.	4,147	179,814
Telecom Equipment-Fiber Optics — 0.1%
Harmonic, Inc.†	25,660	183,212
Oplink Communications, Inc.†	1,823	32,741
		215,953
Telecom Services — 0.3%
Cbeyond, Inc.†	2,838	20,576
FairPoint Communications, Inc.†	9,900	134,640
Inteliquent, Inc.	26,800	389,404
Lumos Networks Corp.	1,816	24,280
USA Mobility, Inc.	2,189	39,774
		608,674
Telecommunication Equipment — 0.9%
8x8, Inc.†	8,260	89,291
ARRIS Group, Inc.†	11,945	336,610
Comtech Telecommunications Corp.	24,149	769,387
Plantronics, Inc.	19,930	885,888
		2,081,176
Telephone-Integrated — 0.1%
Atlantic Tele-Network, Inc.	1,003	66,118
Cincinnati Bell, Inc.†	21,097	72,996
General Communication, Inc., Class A†	3,108	35,462
		174,576
Television — 0.0%
Sinclair Broadcast Group, Inc., Class A	2,200	59,598
Textile-Apparel — 0.1%
Perry Ellis International, Inc.†	1,252	17,202
Unifi, Inc.†	4,400	101,508
		118,710
Security Description	Shares	Value (Note 2)
Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A†	1,700	$41,225
Therapeutics — 0.7%
Agios Pharmaceuticals, Inc.†	500	19,575
Akebia Therapeutics, Inc.†	800	15,648
Anika Therapeutics, Inc.†	1,141	46,895
Cara Therapeutics, Inc.†	3,900	72,579
Concert Pharmaceuticals, Inc.†	2,500	33,625
Egalet Corp.†	2,500	34,975
Flexion Therapeutics, Inc.†	3,700	60,865
Neurocrine Biosciences, Inc.†	10,800	173,880
Questcor Pharmaceuticals, Inc.	13,033	846,233
Xencor, Inc.†	15,000	175,950
		1,480,225
Tobacco — 0.2%
Alliance One International, Inc.†	8,286	24,195
Universal Corp.	8,700	486,243
		510,438
Tools-Hand Held — 0.3%
Snap-on, Inc.	6,390	725,137
Toys — 0.0%
JAKKS Pacific, Inc.	1,736	12,534
Transactional Software — 0.2%
ACI Worldwide, Inc.†	4,200	248,598
Bottomline Technologies de, Inc.†	3,766	132,375
Synchronoss Technologies, Inc.†	3,082	105,682
		486,655
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	2,531	89,268
Transport-Marine — 0.7%
Diana Shipping, Inc.†	40,160	481,518
Kirby Corp.†	3,390	343,238
Tidewater, Inc.	16,900	821,678
		1,646,434
Transport-Services — 0.3%
Bristow Group, Inc.	3,666	276,856
Era Group, Inc.†	1,898	55,630
Hub Group, Inc., Class A†	3,522	140,845
Matson, Inc.	4,339	107,130
		580,461
Transport-Truck — 1.3%
Arkansas Best Corp.	17,058	630,293
Celadon Group, Inc.	1,700	40,868
Con-way, Inc.	2,700	110,916
Forward Air Corp.	3,105	143,171
Heartland Express, Inc.	11,153	253,062
Knight Transportation, Inc.	6,113	141,394
Old Dominion Freight Line, Inc.†	16,580	940,749
Roadrunner Transportation Systems, Inc.†	2,544	64,211
Saia, Inc.†	6,224	237,819
Swift Transportation Co.†	7,400	183,150
		2,745,633

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Travel Services — 0.1%
Interval Leisure Group, Inc.	8,406	$219,733
Veterinary Diagnostics — 0.1%
Neogen Corp.†	3,699	166,270
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	900	51,543
USANA Health Sciences, Inc.†	3,100	233,554
		285,097
Water — 0.1%
American States Water Co.	3,916	126,448
Web Hosting/Design — 0.1%
NIC, Inc.	6,047	116,768
Q2 Holdings, Inc.†	1,700	26,401
		143,169
Web Portals/ISP — 0.1%
Blucora, Inc.†	11,364	223,757
Wire & Cable Products — 0.2%
Belden, Inc.	4,394	305,822
Encore Wire Corp.	1,884	91,393
		397,215
Wireless Equipment — 1.1%
Aerohive Networks, Inc.†	6,100	64,355
CalAmp Corp.†	3,382	94,256
InterDigital, Inc.	32,330	1,070,446
RF Micro Devices, Inc.†	12,700	100,076
Ubiquiti Networks, Inc.†	16,200	736,614
ViaSat, Inc.†	4,286	295,906
		2,361,653
Total Common Stocks (cost $159,723,297)		210,594,086
EXCHANGE-TRADED FUNDS — 1.8%
iShares Core S&P Small-Cap ETF	27,083	2,982,921
iShares Russell 2000 Value ETF	10,950	1,104,198
Total Exchange-Traded Funds (cost $3,951,183)		4,087,119
Total Long-Term Investment Securities (cost $163,674,480)		214,681,205
Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 1.2%
Time Deposits — 1.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/01/2014	$2,373,000	$2,373,000
United States Treasury Notes — 0.1%
0.25% due 11/30/2014(3)	150,000	150,164
Total Short-Term Investment Securities (cost $2,523,115)		2,523,164
REPURCHASE AGREEMENTS — 1.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2014, to be repurchased 04/01/2014 in the amount of $1,700,000 and collateralized by $1,905,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having approximate value of $1,738,071	1,700,000	1,700,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	1,266,000	1,266,000
Total Repurchase Agreements (cost $2,966,000)		2,966,000
TOTAL INVESTMENTS (cost $169,163,595)(5)	100.3%	220,170,369
Liabilities in excess of other assets	(0.3)	(758,073)
NET ASSETS	100.0%	$219,412,296

†  Non-income producing security

(1)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(2)  Illiquid security. At March 31, 2014, the aggregate value of these securities was $0 representing 0.0% of net assets.

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  See Note 4 for cost of investments on a tax basis.

CVR   — Contingent Value Rights

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2014	Unrealized Appreciation (Depreciation)
27	Long	Russell 2000 Mini Index	June 2014	$3,188,192	$3,160,350	$(27,842)

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$23,822,660	$—	$—	$23,822,660
Medical - Biomedical/Gene	2,803,792	—	0	2,803,792
Real Estate Investment Trusts	15,292,611	—	—	15,292,611
Other Industries*	168,675,023	—	—	168,675,023
Exchange-Traded Funds	4,087,119	—	—	4,087,119
Short-Term Investment Securities:
Time Deposits	—	2,373,000	—	2,373,000
United States Treasury Notes	—	150,164	—	150,164
Repurchase Agreements	—	2,966,000	—	2,966,000
Total	$214,681,205	$5,489,164	$0	$220,170,369
Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$27,842	$—	$—	$27,842

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
Banks-Commercial	7.8%
Medical-Drugs	7.4
Diversified Banking Institutions	6.3
Auto-Cars/Light Trucks	4.1
Oil Companies-Integrated	3.5
Insurance-Life/Health	3.2
Insurance-Multi-line	2.6
Transport-Services	2.4
Oil Companies-Exploration & Production	2.3
Telephone-Integrated	2.2
Tobacco	2.1
Food-Misc./Diversified	2.0
Chemicals-Diversified	1.9
Metal-Diversified	1.7
Electronic Components-Semiconductors	1.7
Brewery	1.5
Semiconductor Components-Integrated Circuits	1.4
Exchange-Traded Funds	1.4
Import/Export	1.3
Electric-Integrated	1.2
Advertising Agencies	1.1
Transport-Marine	1.1
Building-Heavy Construction	1.1
Building-Residential/Commercial	1.1
Electric Products-Misc.	1.1
Real Estate Management/Services	1.0
Airlines	1.0
Wireless Equipment	1.0
Machinery-General Industrial	1.0
Diversified Manufacturing Operations	0.9
Auto/Truck Parts & Equipment-Original	0.8
Television	0.8
Retail-Jewelry	0.8
Consumer Products-Misc.	0.8
Steel-Producers	0.8
Soap & Cleaning Preparation	0.8
Diversified Minerals	0.8
Electronic Components-Misc.	0.8
Telecom Services	0.7
Casino Hotels	0.7
Food-Retail	0.7
Electronic Measurement Instruments	0.7
Cellular Telecom	0.7
E-Commerce/Products	0.7
Beverages-Wine/Spirits	0.7
Leisure Products	0.7
Real Estate Operations & Development	0.7
Optical Supplies	0.6
Power Converter/Supply Equipment	0.6
Cosmetics & Toiletries	0.6
Real Estate Investment Trusts	0.5
Oil-Field Services	0.5
Insurance-Reinsurance	0.5
Filtration/Separation Products	0.5
Finance-Other Services	0.5
Advanced Materials	0.5
Dialysis Centers	0.5
Public Thoroughfares	0.4
Agricultural Chemicals	0.4
Apparel Manufacturers	0.4
Medical-Biomedical/Gene	0.4
Repurchase Agreements	0.4
Finance-Leasing Companies	0.4%
Commercial Services	0.4
Metal Processors & Fabrication	0.4
Retail-Apparel/Shoe	0.4
Gas-Distribution	0.3
Airport Development/Maintenance	0.3
Petrochemicals	0.3
Retail-Major Department Stores	0.3
E-Commerce/Services	0.3
Coatings/Paint	0.3
Computers-Integrated Systems	0.3
Electric-Generation	0.3
Rubber-Tires	0.3
Finance-Investment Banker/Broker	0.3
Transport-Rail	0.2
Applications Software	0.2
Steel Pipe & Tube	0.2
Insurance-Property/Casualty	0.2
Diversified Operations	0.2
Building Products-Cement	0.2
Industrial Gases	0.2
Engineering/R&D Services	0.2
Enterprise Software/Service	0.2
Aerospace/Defense	0.2
Internet Content-Entertainment	0.2
Machinery-Construction & Mining	0.2
Audio/Video Products	0.2
Machinery-Electrical	0.2
Oil & Gas Drilling	0.2
Building & Construction Products-Misc.	0.1
Aerospace/Defense-Equipment	0.1
Office Automation & Equipment	0.1
Medical-Generic Drugs	0.1
Textile-Apparel	0.1
Chemicals-Specialty	0.1
Semiconductor Equipment	0.1
Retail-Misc./Diversified	0.1
Auto-Heavy Duty Trucks	0.1
Industrial Automated/Robotic	0.1
Diversified Operations/Commercial Services	0.1
Investment Management/Advisor Services	0.1
Publishing-Periodicals	0.1
Machinery-Farming	0.1
Food-Catering	0.1
Athletic Footwear	0.1
Advertising Services	0.1
Photo Equipment & Supplies	0.1
Retail-Building Products	0.1
Security Services	0.1
U.S. Government Treasuries	0.1
Multimedia	0.1
Special Purpose Entities	0.1
Cable/Satellite TV	0.1
Commercial Services-Finance	0.1
Electronics-Military	0.1
Transactional Software	0.1
Publishing-Books	0.1
Gas-Transportation	0.1
98.9%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited) (continued)

Country Allocation*
Japan	18.7%
United Kingdom	16.0
Germany	7.4
France	7.1
Switzerland	6.9
Netherlands	5.2
Jersey	4.9
Sweden	3.0
Italy	3.0
Spain	2.9
Hong Kong	2.7
Denmark	2.7
Australia	2.6
Luxembourg	1.5
Taiwan	1.4
Norway	1.2
United States	1.2
South Korea	1.1
Austria	0.9
China	0.7
India	0.7
Mexico	0.7
Thailand	0.6
New Zealand	0.6
Cayman Islands	0.6
Bermuda	0.6
Brazil	0.6
Portugal	0.6
Singapore	0.5
Belgium	0.4
Canada	0.4
Philippines	0.4
Finland	0.3
Indonesia	0.3
Israel	0.2
Turkey	0.2
Ireland	0.1
98.9%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.3%
Australia — 2.6%
AGL Energy, Ltd.(1)	9,252	$130,300
Amcor, Ltd.(1)	18,569	179,039
AMP, Ltd.(1)	47,135	218,031
APA Group(1)	14,674	87,519
Asciano, Ltd.(1)	16,931	81,689
ASX, Ltd.(1)	3,913	130,959
Aurizon Holdings, Ltd.(1)	35,112	167,747
Australia & New Zealand Banking Group, Ltd.(1)	38,880	1,194,905
Bendigo and Adelaide Bank, Ltd.(1)	7,971	84,318
BGP Holdings PLC†(2)(5)	98,723	0
BHP Billiton, Ltd.(1)	45,728	1,548,178
Boral, Ltd.(1)	12,675	66,466
Brambles, Ltd.(1)	25,056	215,304
CFS Retail Property Trust Group(1)	41,306	72,421
Coca-Cola Amatil, Ltd.(1)	10,522	107,672
Commonwealth Bank of Australia(1)	22,692	1,633,480
Computershare, Ltd.(1)	9,609	107,900
Crown Resorts, Ltd.(1)	7,225	111,494
CSL, Ltd.(1)	6,944	448,117
Dexus Property Group(1)	105,934	104,155
Fortescue Metals Group, Ltd.(1)	23,166	113,480
Goodman Group(1)	30,605	134,312
GPT Group(1)	29,363	99,681
Incitec Pivot, Ltd.(1)	35,967	98,810
Insurance Australia Group, Ltd.(1)	34,311	177,575
Lend Lease Group(1)	9,716	106,851
Macquarie Group, Ltd.(1)	4,447	239,857
Mirvac Group(1)	59,632	94,048
National Australia Bank, Ltd.(1)	33,170	1,093,207
Newcrest Mining, Ltd.†(1)	13,033	119,802
Orica, Ltd.(1)	5,644	114,591
Origin Energy, Ltd.(1)	17,886	237,156
QBE Insurance Group, Ltd.(1)	18,665	222,070
Ramsay Health Care, Ltd.(1)	2,248	100,375
Rio Tinto, Ltd.(1)	6,533	386,420
Santos, Ltd.(1)	15,573	195,068
Seek, Ltd.(1)	5,013	81,761
Sonic Healthcare, Ltd.(1)	7,376	118,199
Stockland(1)	33,340	115,993
Suncorp Group, Ltd.(1)	18,593	222,029
Sydney Airport(1)	18,704	72,888
Tatts Group, Ltd.(1)	36,166	97,317
Telstra Corp., Ltd.(1)	63,694	300,441
Transurban Group(1)	21,389	144,054
Wesfarmers, Ltd.(1)	16,265	621,632
Westfield Group(1)	28,503	271,065
Westfield Retail Trust(1)	47,792	132,107
Westpac Banking Corp.(1)	43,917	1,408,464
Woodside Petroleum, Ltd.(1)	9,621	348,284
Woolworths, Ltd.(1)	17,897	593,109
		14,750,340
Austria — 0.9%
Andritz AG(1)	32,032	1,981,198
Erste Group Bank AG(1)	3,954	135,344
Security Description	Shares	Value (Note 2)
Austria (continued)
IMMOFINANZ AG(1)	15,048	$70,378
OMV AG(1)	2,703	122,759
Raiffeisen Bank International AG(1)	2,143	71,606
Telekom Austria AG(1)	248,420	2,464,903
Voestalpine AG(1)	1,912	84,275
		4,930,463
Belgium — 0.4%
Ageas(1)	3,433	153,101
Anheuser-Busch InBev NV(1)	11,314	1,189,205
Belgacom SA(1)	2,217	69,578
Colruyt SA(1)	1,269	70,057
Delhaize Group SA(1)	1,766	129,411
Groupe Bruxelles Lambert SA(1)	1,221	122,002
KBC Groep NV(1)	3,810	234,786
Solvay SA(1)	970	152,461
UCB SA(1)	1,712	137,271
Umicore SA(1)	1,818	92,813
		2,350,685
Bermuda — 0.6%
Cheung Kong Infrastructure Holdings, Ltd.(1)	11,000	70,561
Kunlun Energy Co., Ltd.(1)	1,740,000	2,922,336
Li & Fung, Ltd.(1)	96,000	142,317
Seadrill, Ltd.(1)	5,340	188,502
		3,323,716
Brazil — 0.2%
BB Seguridade Participacoes SA	105,900	1,171,948
Canada — 0.4%
Athabasca Oil Corp.†	153,496	1,105,227
Teck Resources, Ltd., Class B	54,900	1,184,906
		2,290,133
Cayman Islands — 0.6%
Ctrip.com International, Ltd. ADR†	34,506	1,739,792
MGM China Holdings, Ltd.(1)	16,400	57,886
Sands China, Ltd.(1)	34,000	254,851
Wynn Macau, Ltd.(1)	25,600	106,084
Youku Tudou, Inc. ADR†	33,752	946,406
		3,105,019
China — 0.7%
Beijing Capital International Airport Co., Ltd., Class H(1)	2,954,000	2,015,051
Ping An Insurance Group Co. of China, Ltd.(1)	116,000	962,597
Travelsky Technology, Ltd.(1)	1,351,000	1,200,076
		4,177,724
Denmark — 2.7%
AP Moeller - Maersk A/S, Series A(1)	14	161,828
AP Moeller - Maersk A/S, Series B(1)	470	5,650,506
Carlsberg A/S, Class B(1)	1,606	160,039
Coloplast A/S, Class B(1)	1,794	145,368
Danske Bank A/S(1)	9,803	273,356

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Denmark (continued)
DSV A/S(1)	3,614	$116,781
Goldman Sachs & Co.(1)	1,817	78,816
H. Lundbeck A/S(1)	72,896	2,247,942
Novo Nordisk A/S(1)	89,383	4,077,610
Novozymes A/S, Class B(1)	3,244	142,836
TDC A/S(1)	209,954	1,940,497
		14,995,579
Finland — 0.3%
Elisa Oyj(1)	3,017	86,879
Fortum Oyj(1)	6,311	143,472
Kone Oyj, Class B(1)	4,440	186,468
Nokia Oyj†(1)	54,283	399,674
Nokian Renkaat Oyj(1)	1,817	73,633
Orion Oyj, Class B(1)	2,125	64,202
Sampo(1)	6,079	315,831
Stora Enso OYJ, Class R(1)	8,732	93,534
UPM-Kymmene OYJ(1)	8,052	137,886
Wartsila Oyj Abp(1)	2,777	151,323
		1,652,902
France — 7.1%
Accor SA(1)	2,501	128,203
Air Liquide SA(1)	4,276	579,998
Alcatel-Lucent†(1)	38,956	153,925
Alstom SA(1)	3,430	93,808
Arkema SA(1)	1,124	127,495
AtoS(1)	1,136	102,797
AXA SA(1)	134,882	3,511,877
BNP Paribas SA(1)	64,154	4,959,508
Bouygues SA(1)	3,109	129,942
Bureau Veritas SA(1)	3,496	107,161
Cap Gemini SA(1)	2,082	157,856
Carrefour SA(1)	9,088	352,169
Casino Guichard Perrachon SA(1)	880	104,895
Christian Dior SA(1)	776	149,602
Cie de St-Gobain(1)	6,110	369,918
Cie Generale des Etablissements Michelin(1)	2,789	349,355
Credit Agricole SA†(1)	14,366	226,882
Danone SA(1)	8,112	573,787
Dassault Systemes(1)	937	109,829
Edenred(1)	48,156	1,512,334
Electricite de France(1)	3,244	128,468
Essilor International SA(1)	35,062	3,542,957
Eutelsat Communications SA(1)	2,367	80,446
GDF Suez(1)	19,044	521,844
Groupe Eurotunnel SA(1)	8,142	104,026
ICADE(1)	714	70,707
Iliad SA(1)	392	113,108
Kering(1)	7,646	1,561,655
Klepierre(1)	1,441	64,534
L'Oreal SA(1)	3,243	535,015
Lafarge SA(1)	2,793	218,929
Lagardere SCA(1)	2,263	89,952
Legrand SA(1)	3,805	236,620
Security Description	Shares	Value (Note 2)
France (continued)
LVMH Moet Hennessy Louis Vuitton SA(1)	3,621	$659,174
Natixis(1)	13,735	100,946
Orange SA(1)	27,882	412,314
Pernod Ricard SA(1)	3,143	366,176
Publicis Groupe SA(1)	2,694	243,656
Renault SA(1)	2,893	281,860
Rexel SA(1)	4,163	109,285
Safran SA(1)	3,771	261,528
Sanofi(1)	17,005	1,777,023
Schneider Electric SA(1)	35,200	3,129,504
SCOR SE(1)	2,315	81,117
Societe BIC SA(1)	499	65,574
Societe Generale SA(1)	52,499	3,240,823
Sodexo(1)	1,427	149,810
Suez Environnement Co.(1)	3,907	79,376
Technip SA(1)	1,663	171,703
Thales SA(1)	1,447	96,066
Total SA(1)	30,234	1,985,767
Unibail-Rodamco SE (Euronext Amsterdam)(1)	1,376	357,780
Unibail-Rodamco SE (Euronext Paris)	73	18,957
Valeo SA(1)	1,124	158,548
Vallourec SA(1)	20,934	1,137,973
Veolia Environnement SA(1)	5,221	103,541
Vinci SA(1)	6,873	512,128
Vivendi SA(1)	128,124	3,574,257
Wendel SA(1)	575	89,452
Zodiac Aerospace(1)	2,465	87,087
		40,321,027
Germany — 6.1%
Adidas AG(1)	2,956	320,244
Allianz SE(1)	5,885	994,560
BASF SE(1)	13,052	1,450,556
Bayer AG(1)	11,781	1,593,223
Bayerische Motoren Werke AG(1)	4,868	614,499
Beiersdorf AG(1)	1,478	144,142
Brenntag AG(1)	822	152,644
Commerzbank AG†(1)	80,806	1,486,694
Continental AG(1)	1,591	381,247
Daimler AG(1)	42,909	4,055,114
Deutsche Bank AG(1)	78,170	3,496,600
Deutsche Boerse AG(1)	26,065	2,074,210
Deutsche Lufthansa AG†(1)	4,821	126,278
Deutsche Post AG(1)	12,505	464,519
Deutsche Telekom AG(1)	41,152	665,620
Deutsche Wohnen AG(1)	4,108	88,123
E.ON SE(1)	26,141	510,982
Fresenius Medical Care AG & Co. KGaA(1)	3,206	223,673
Fresenius SE & Co. KGaA(1)	15,010	2,348,765
GEA Group AG(1)	2,918	133,357
Hannover Rueck SE(1)	1,093	97,755
HeidelbergCement AG(1)	2,244	192,290
Henkel AG & Co. KGaA(1)	1,919	192,900

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Germany (continued)
Hugo Boss AG(1)	541	$72,051
Infineon Technologies AG(1)	17,307	206,498
K+S AG(1)	2,633	86,484
LANXESS AG(1)	1,276	96,259
Linde AG(1)	2,615	523,435
MAN SE(1)	571	72,761
Merck KGaA(1)	991	166,867
Metro AG†(1)	2,066	84,410
MorphoSys AG†(1)	19,934	1,848,025
Muenchener Rueckversicherungs AG(1)	2,517	549,881
OSRAM Licht AG†(1)	1,409	91,508
ProSiebenSat.1 Media AG(1)	3,478	159,505
RWE AG(1)	7,433	301,589
SAP AG(1)	13,200	1,068,457
Siemens AG(1)	36,943	4,971,712
Sky Deutschland AG†(1)	6,585	56,784
ThyssenKrupp AG†(1)	77,568	2,082,341
United Internet AG(1)	1,996	93,717
Volkswagen AG(1)	516	130,787
		34,471,066
Guernsey — 0.0%
Resolution, Ltd.(1)	22,532	112,348
Hong Kong — 2.7%
AIA Group, Ltd.(1)	1,035,000	4,917,440
Bank of East Asia, Ltd.(1)	17,600	68,954
BOC Hong Kong Holdings, Ltd.(1)	59,500	169,486
Cathay Pacific Airways, Ltd.(1)	1,157,000	2,155,826
Cheung Kong Holdings, Ltd.(1)	20,000	332,064
China Overseas Land & Investment, Ltd.(1)	598,000	1,547,526
CLP Holdings, Ltd.(1)	28,000	211,591
Galaxy Entertainment Group, Ltd.†(1)	31,000	270,939
Hang Lung Properties, Ltd.(1)	43,000	123,455
Hang Seng Bank, Ltd.(1)	11,200	178,382
Henderson Land Development Co., Ltd.(1)	18,000	105,465
Hong Kong & China Gas Co., Ltd.(1)	87,000	190,091
Hong Kong Exchanges and Clearing, Ltd.(1)	17,700	268,519
Hutchison Whampoa, Ltd.(1)	30,000	398,656
Link REIT(1)	35,500	175,160
MTR Corp., Ltd.(1)	26,000	96,477
New World Development Co., Ltd.(1)	76,000	76,479
Power Assets Holdings, Ltd.(1)	21,500	186,779
Sino Land Co., Ltd.(1)	64,000	94,450
SJM Holdings, Ltd.(1)	1,105,000	3,118,014
Sun Hung Kai Properties, Ltd.(1)	23,000	282,020
Swire Pacific, Ltd., Class A(1)	11,500	134,101
Swire Properties, Ltd.(1)	28,000	80,401
Wharf Holdings, Ltd.(1)	26,000	166,455
		15,348,730
India — 0.7%
ICICI Bank, Ltd. ADR	90,568	3,966,878
Security Description	Shares	Value (Note 2)
Indonesia — 0.3%
Bank Negara Indonesia Persero Tbk PT(1)	3,296,518	$1,450,953
Ireland — 0.1%
Bank of Ireland†(1)	343,200	146,829
CRH PLC(1)	10,997	306,579
James Hardie Industries PLC CDI(1)	7,250	96,422
Kerry Group PLC, Class A (ISE)(1)	2,155	164,482
Kerry Group PLC, Class A (LSE)(1)	205	15,577
		729,889
Isle of Man — 0.0%
Genting Singapore PLC(1)	116,000	123,368
Israel — 0.2%
Bank Hapoalim BM(1)	20,455	116,708
Bank Leumi Le-Israel BM†(1)	25,115	98,059
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	36,415	64,845
Israel Chemicals, Ltd.(1)	7,209	63,017
Teva Pharmaceutical Industries, Ltd.(1)	12,655	667,345
		1,009,974
Italy — 3.0%
Assicurazioni Generali SpA(1)	16,309	363,944
Atlantia SpA(1)	5,615	144,577
Enel Green Power SpA(1)	28,689	80,626
Enel SpA(1)	94,679	536,478
Eni SpA(1)	36,152	907,872
ENI SpA ADR	69,800	3,501,866
Exor SpA(1)	1,801	80,937
Fiat SpA†(1)	14,041	163,415
Finmeccanica SpA†(1)	6,505	64,436
Intesa Sanpaolo SpA(1)	167,340	568,263
Luxottica Group SpA(1)	2,384	137,857
Mediobanca SpA†(1)	8,082	92,579
Prada SpA(1)	262,400	2,031,473
Prysmian SpA(1)	3,277	81,774
Saipem SpA(1)	3,653	89,254
Snam SpA(1)	28,116	164,724
Telecom Italia SpA(1)	148,937	175,833
Telecom Italia SpA RSP(1)	88,371	82,774
Terna Rete Elettrica Nazionale SpA(1)	20,908	112,043
UniCredit SpA(1)	788,103	7,214,426
Unione di Banche Italiane SCpA(1)	14,428	136,239
		16,731,390
Japan — 18.7%
Aeon Co., Ltd.(1)	9,600	108,083
Aisin Seiki Co., Ltd.(1)	3,500	126,064
Ajinomoto Co., Inc.(1)	9,000	128,925
Amada Co., Ltd.(1)	8,000	56,172
Aozora Bank, Ltd.(1)	20,000	56,921
Asahi Glass Co., Ltd.(1)	18,000	104,196
Asahi Group Holdings, Ltd.(1)	5,700	159,899
Asahi Kasei Corp.(1)	289,000	1,962,107
Asics Corp.(1)	2,800	54,927

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Astellas Pharma, Inc.(1)	32,000	$379,088
Bank of Kyoto, Ltd.(1)	9,000	74,206
Bank of Yokohama, Ltd.(1)	530,000	2,641,767
Bridgestone Corp.(1)	9,600	339,975
Brother Industries, Ltd.(1)	4,400	61,733
Canon, Inc.(1)	16,500	510,643
Central Japan Railway Co.(1)	2,100	246,066
Chiba Bank, Ltd.(1)	17,000	104,638
Chubu Electric Power Co., Inc.†(1)	10,800	126,888
Chugai Pharmaceutical Co., Ltd.(1)	3,700	94,346
Chugoku Electric Power Co., Inc.(1)	5,500	76,527
Credit Saison Co., Ltd.(1)	3,300	65,538
Dai Nippon Printing Co., Ltd.(1)	10,000	95,708
Dai-ichi Life Insurance Co., Ltd.(1)	13,400	194,356
Daicel Corp.(1)	7,000	57,811
Daihatsu Motor Co., Ltd.(1)	4,200	74,088
Daiichi Sankyo Co., Ltd.(1)	11,100	186,711
Daikin Industries, Ltd.(1)	3,400	190,134
Daito Trust Construction Co., Ltd.(1)	1,100	101,636
Daiwa House Industry Co., Ltd.(1)	89,000	1,506,753
Daiwa Securities Group, Inc.(1)	26,000	225,818
Denso Corp.(1)	7,200	344,708
Dentsu, Inc.(1)	3,400	128,761
Don Quijote Holdings Co., Ltd.(1)	1,000	51,578
East Japan Railway Co.(1)	4,900	360,761
Eisai Co., Ltd.(1)	4,000	155,576
Electric Power Development Co., Ltd.(1)	1,900	53,595
FANUC Corp.(1)	2,800	493,004
Fast Retailing Co., Ltd.(1)	800	289,611
Fuji Heavy Industries, Ltd.(1)	8,700	234,873
Fuji Media Holdings, Inc.(1)	183,700	3,366,953
FUJIFILM Holdings Corp.(1)	7,300	195,654
Fujitsu, Ltd.(1)	28,000	169,019
Fukuoka Financial Group, Inc.(1)	21,000	86,165
Hamamatsu Photonics KK(1)	1,400	63,392
Hankyu Hanshin Holdings, Inc.(1)	19,000	103,370
Hino Motors, Ltd.(1)	5,300	78,459
Hirose Electric Co., Ltd.(1)	500	68,590
Hisamitsu Pharmaceutical Co., Inc.(1)	1,200	54,121
Hitachi, Ltd.(1)	527,000	3,882,143
Honda Motor Co., Ltd.(1)	23,400	822,765
Hoya Corp.(1)	6,500	203,223
Hulic Co., Ltd.(1)	3,900	53,280
IHI Corp.(1)	23,000	96,558
Iida Group Holdings Co., Ltd.(1)	106,400	1,478,907
Inpex Corp.(1)	244,700	3,169,112
Isetan Mitsukoshi Holdings, Ltd.(1)	6,500	80,851
Isuzu Motors, Ltd.(1)	434,000	2,511,867
ITOCHU Corp.(1)	23,200	270,632
J. Front Retailing Co., Ltd.(1)	8,000	55,466
Japan Exchange Group, Inc.(1)	3,500	85,210
Japan Real Estate Investment Corp.(1)	18	90,276
Japan Retail Fund Investment Corp.(1)	39	76,725
Japan Tobacco, Inc.(1)	214,000	6,710,246
JFE Holdings, Inc.(1)	8,000	150,441
Security Description	Shares	Value (Note 2)
Japan (continued)
JGC Corp.(1)	3,000	$104,222
Joyo Bank, Ltd.(1)	19,000	94,590
JSR Corp.(1)	3,700	68,469
JX Holdings, Inc.(1)	35,100	168,744
Kajima Corp.(1)	14,000	49,008
Kansai Electric Power Co., Inc.†(1)	11,200	114,808
Kansai Paint Co., Ltd.(1)	119,000	1,698,993
Kao Corp.(1)	7,400	261,860
Kawasaki Heavy Industries, Ltd.(1)	21,000	77,209
KDDI Corp.(1)	7,800	453,905
Keikyu Corp.(1)	9,000	75,793
Keio Corp.(1)	14,000	97,437
Keyence Corp.(1)	9,000	3,702,562
Kintetsu Corp.(1)	35,000	124,371
Kirin Holdings Co., Ltd.(1)	14,000	194,614
Kobe Steel, Ltd.(1)	51,000	68,031
Komatsu, Ltd.(1)	14,000	289,526
Konica Minolta, Inc.(1)	8,500	79,166
Kubota Corp.(1)	16,000	213,748
Kuraray Co., Ltd.(1)	7,900	90,211
Kyocera Corp.(1)	5,000	225,089
Kyushu Electric Power Co., Inc.†(1)	6,200	75,728
Lawson, Inc.(1)	1,000	70,685
LIXIL Group Corp.(1)	4,300	118,374
Makita Corp.(1)	1,800	99,386
Marubeni Corp.(1)	27,000	180,997
Mazda Motor Corp.(1)	38,000	168,276
McDonald's Holdings Co. Japan, Ltd.(1)	1,800	48,389
MEIJI Holdings Co., Ltd.(1)	1,000	63,005
Mitsubishi Chemical Holdings Corp.(1)	25,600	106,302
Mitsubishi Corp.(1)	166,400	3,085,759
Mitsubishi Electric Corp.(1)	29,000	325,616
Mitsubishi Estate Co., Ltd.(1)	141,000	3,355,514
Mitsubishi Heavy Industries, Ltd.(1)	46,000	267,755
Mitsubishi Materials Corp.(1)	19,000	54,300
Mitsubishi Motors Corp.(1)	9,800	102,390
Mitsubishi UFJ Financial Group, Inc.(1)	183,400	1,006,072
Mitsubishi UFJ Lease & Finance Co., Ltd.(1)	14,400	70,415
Mitsui & Co., Ltd.(1)	25,900	365,517
Mitsui Fudosan Co., Ltd.(1)	12,000	365,313
Mitsui OSK Lines, Ltd.(1)	19,000	73,915
Mizuho Financial Group, Inc.(1)	328,500	648,148
MS&AD Insurance Group Holdings(1)	8,100	185,219
Murata Manufacturing Co., Ltd.(1)	21,800	2,051,563
Nabtesco Corp.(1)	2,200	50,812
Namco Bandai Holdings, Inc.(1)	2,800	66,128
NEC Corp.(1)	37,000	113,462
NGK Insulators, Ltd.(1)	5,000	103,977
NGK Spark Plug Co., Ltd.(1)	171,000	3,835,083
Nidec Corp.(1)	26,400	1,602,934
Nikon Corp.(1)	5,800	93,235
Nintendo Co., Ltd.(1)	1,600	190,574
Nippon Building Fund, Inc.(1)	20	104,373

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Nippon Express Co., Ltd.(1)	15,000	$73,295
Nippon Prologis REIT, Inc.(1)	20	40,316
Nippon Steel & Sumitomo Metal Corp.(1)	112,000	305,374
Nippon Telegraph & Telephone Corp.(1)	5,600	304,386
Nippon Yusen KK(1)	30,000	87,617
Nissan Motor Co., Ltd.(1)	187,300	1,666,952
Nitori Holdings Co., Ltd.(1)	1,300	56,287
Nitto Denko Corp.(1)	2,700	130,029
NKSJ Holdings, Inc.(1)	5,600	143,658
Nomura Holdings, Inc.(1)	53,300	341,322
Nomura Research Institute, Ltd.(1)	1,700	53,587
NSK, Ltd.(1)	133,000	1,365,868
NTT Data Corp.(1)	2,400	93,185
NTT DOCOMO, Inc.(1)	22,500	354,365
Obayashi Corp.(1)	10,000	56,295
OBIC Co., Ltd.(1)	44,300	1,396,372
Odakyu Electric Railway Co., Ltd.(1)	11,000	95,159
Oji Holdings Corp.(1)	14,000	62,582
Olympus Corp.†(1)	4,000	128,832
Omron Corp.(1)	3,000	123,474
Ono Pharmaceutical Co., Ltd.(1)	1,300	113,155
Oriental Land Co., Ltd.(1)	800	121,547
ORIX Corp.†(1)	155,000	2,177,000
Osaka Gas Co., Ltd.(1)	29,000	109,714
Otsuka Holdings Co., Ltd.(1)	5,600	167,190
Panasonic Corp.(1)	31,800	362,783
Rakuten, Inc.(1)	272,100	3,623,738
Resona Holdings, Inc.(1)	35,500	171,357
Ricoh Co., Ltd.(1)	10,000	115,861
Rinnai Corp.(1)	700	61,394
Rohm Co., Ltd.(1)	1,600	71,266
Santen Pharmaceutical Co., Ltd.(1)	1,600	70,866
Secom Co., Ltd.(1)	3,400	195,655
Sega Sammy Holdings, Inc.(1)	161,400	3,607,620
Seiko Epson Corp.(1)	2,100	65,724
Sekisui Chemical Co., Ltd.(1)	7,000	72,635
Sekisui House, Ltd.(1)	8,000	99,122
Seven & I Holdings Co., Ltd.(1)	10,900	415,739
Seven Bank, Ltd.(1)	1,064,303	4,168,684
Sharp Corp.†(1)	21,000	63,769
Shikoku Electric Power Co., Inc.†(1)	3,800	51,480
Shimano, Inc.(1)	1,200	120,479
Shimizu Corp.(1)	11,000	56,888
Shin-Etsu Chemical Co., Ltd.(1)	34,100	1,946,192
Shinsei Bank, Ltd.(1)	34,000	66,709
Shionogi & Co., Ltd.(1)	4,800	88,797
Shiseido Co., Ltd.(1)	6,000	105,416
Shizuoka Bank, Ltd.(1)	12,000	116,958
SMC Corp.(1)	800	210,501
SoftBank Corp.(1)	13,700	1,033,246
Sony Corp.(1)	15,400	293,573
Sony Financial Holdings, Inc.(1)	3,300	53,968
Stanley Electric Co., Ltd.(1)	3,100	68,646
Security Description	Shares	Value (Note 2)
Japan (continued)
Sumco Corp.(1)	151,100	$1,171,052
Sumitomo Chemical Co., Ltd.(1)	25,000	92,076
Sumitomo Corp.(1)	222,900	2,832,830
Sumitomo Electric Industries, Ltd.(1)	12,300	182,738
Sumitomo Metal Mining Co., Ltd.(1)	9,000	112,802
Sumitomo Mitsui Financial Group, Inc.(1)	18,200	775,802
Sumitomo Mitsui Trust Holdings, Inc.(1)	51,000	229,976
Sumitomo Realty & Development Co., Ltd.(1)	5,000	195,396
Suntory Beverage & Food, Ltd.(1)	2,600	89,486
Suruga Bank, Ltd.(1)	4,000	70,305
Suzuken Co., Ltd.(1)	1,800	69,563
Suzuki Motor Corp.(1)	5,800	151,093
Sysmex Corp.(1)	2,400	77,003
T&D Holdings, Inc.(1)	8,900	105,630
Taiheiyo Cement Corp.(1)	17,000	61,174
Taisei Corp.(1)	14,000	62,409
Takeda Pharmaceutical Co., Ltd.(1)	11,400	539,690
TDK Corp.(1)	1,900	79,198
Terumo Corp.(1)	5,600	122,085
Tobu Railway Co., Ltd.(1)	20,000	96,608
Tohoku Electric Power Co., Inc.(1)	7,800	80,233
Tokio Marine Holdings, Inc.(1)	10,400	311,795
Tokyo Electric Power Co., Inc.†(1)	22,900	92,599
Tokyo Electron, Ltd.(1)	2,600	159,628
Tokyo Gas Co., Ltd.(1)	36,000	182,532
Tokyo Tatemono Co., Ltd.(1)	6,000	51,341
Tokyu Corp.(1)	20,000	122,912
Tokyu Fudosan Holdings Corp.(1)	8,000	59,544
Toppan Printing Co., Ltd.(1)	11,000	78,660
Toray Industries, Inc.(1)	24,000	158,406
Toshiba Corp.(1)	58,000	245,151
TOTO, Ltd.(1)	5,000	69,205
Toyo Seikan Group Holdings, Ltd.(1)	3,000	48,632
Toyota Industries Corp.(1)	2,600	124,679
Toyota Motor Corp.(1)	89,500	5,036,950
Toyota Tsusho Corp.(1)	4,100	103,909
Trend Micro, Inc.(1)	2,200	68,011
Unicharm Corp.(1)	1,700	91,016
USS Co., Ltd.(1)	4,600	64,473
West Japan Railway Co.(1)	3,000	122,297
West Nippon Expressway Co., Ltd.(1)	16,861	109,927
Yahoo Japan Corp.(1)	22,700	111,066
Yakult Honsha Co., Ltd.(1)	1,700	85,213
Yamada Denki Co., Ltd.(1)	17,800	59,247
Yamaha Motor Co., Ltd.(1)	5,400	85,879
Yamato Holdings Co., Ltd.(1)	5,800	124,871
Yokogawa Electric Corp.(1)	3,900	62,876
		105,423,783
Jersey — 4.2%
Experian PLC(1)	15,107	272,493
Genel Genergy PLC†(1)	133,704	2,191,353
Glencore Xstrata PLC(1)	890,673	4,594,208
Petrofac, Ltd.(1)	110,757	2,663,145

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Jersey (continued)
Randgold Resources, Ltd.(1)	1,484	$111,300
Shire PLC(1)	150,669	7,413,971
Wolseley PLC(1)	4,063	231,682
WPP PLC(1)	306,456	6,339,924
		23,818,076
Luxembourg — 1.5%
ArcelorMittal (SGMX)(1)	15,258	247,184
ArcelorMittal (NYS)	86,900	1,403,435
L'Occitane International SA(1)	785,750	1,940,621
Millicom International Cellular SA SDR(1)	983	100,074
RTL Group SA(1)	598	68,132
Samsonite International SA(1)	1,410,500	4,364,340
SES SA FDR(1)	4,909	183,291
Subsea 7 SA(1)	5,163	95,962
Tenaris SA(1)	6,868	151,983
		8,555,022
Mauritius — 0.0%
Golden Agri-Resources, Ltd.(1)	132,000	60,443
Mexico — 0.7%
Macquarie Mexico Real Estate Management SA de CV	740,800	1,396,997
OHL Mexico SAB de CV†	894,500	2,319,924
		3,716,921
Netherlands — 5.2%
Aegon NV(1)	373,257	3,433,483
Airbus Group NV(1)	8,063	578,232
Akzo Nobel NV(1)	3,592	294,309
ASML Holding NV(1)	5,147	476,515
CNH Industrial NV†(1)	15,475	178,311
DE Master Blenders 1753 NV†(6)	7,261	125,039
Delta Lloyd NV(1)	3,618	100,414
Fugro NV CVA(1)	1,296	79,788
Gemalto NV(1)	1,131	131,983
Heineken Holding NV(1)	45,663	2,949,132
Heineken NV(1)	3,238	225,635
ING Groep NV CVA†(1)	374,316	5,320,001
Koninklijke Ahold NV(1)	13,137	264,078
Koninklijke Boskalis Westminster NV(1)	1,396	76,969
Koninklijke DSM NV(1)	2,386	163,874
Koninklijke KPN NV†(1)	44,393	157,089
Koninklijke Philips NV(1)	12,820	451,002
Koninklijke Vopak NV(1)	46,783	2,614,115
LyondellBasell Industries NV, Class A	43,673	3,884,277
OCI†(1)	1,274	57,845
QIAGEN NV†(1)	4,094	85,864
Randstad Holding NV(1)	1,956	114,787
Reed Elsevier NV(1)	10,347	223,906
STMicroelectronics NV†(1)	10,381	96,136
TNT Express NV(1)	407,451	4,013,225
Unilever NV CVA(1)	69,018	2,837,837
Wolters Kluwer NV(1)	5,073	143,285
Security Description	Shares	Value (Note 2)
Netherlands (continued)
Ziggo NV(1)	2,220	$98,666
		29,175,797
New Zealand — 0.6%
Air New Zealand, Ltd.(1)	1,908,530	3,390,003
Fletcher Building, Ltd.(1)	10,222	84,597
Telecom Corp. of New Zealand, Ltd.(1)	34,874	73,856
		3,548,456
Norway — 1.2%
DNB ASA(1)	219,949	3,827,665
Gjensidige Forsikring ASA(1)	3,297	67,061
Norsk Hydro ASA(1)	21,044	105,099
Orkla ASA(1)	12,729	108,516
Statoil ASA(1)	15,087	426,132
Storebrand ASA†(1)	354,246	2,043,788
Telenor ASA(1)	9,685	214,615
Yara International ASA(1)	2,652	117,150
		6,910,026
Philippines — 0.4%
LT Group, Inc.(1)	5,580,700	2,170,354
Portugal — 0.6%
EDP - Energias de Portugal SA(1)	33,777	157,066
Galp Energia SGPS SA(1)	174,897	3,023,883
Jeronimo Martins SGPS SA(1)	4,982	83,683
		3,264,632
Singapore — 0.5%
Ascendas Real Estate Investment Trust(1)	45,000	80,821
CapitaLand, Ltd.(1)	45,000	103,579
CapitaMall Trust(1)	57,000	85,608
ComfortDelGro Corp., Ltd.(1)	51,000	80,568
DBS Group Holdings, Ltd.(1)	24,000	308,987
Global Logistic Properties, Ltd.(1)	50,000	105,278
Keppel Corp., Ltd.(1)	23,000	199,010
Oversea-Chinese Banking Corp., Ltd.(6)	38,000	288,435
Sembcorp Industries, Ltd.(1)	21,000	91,772
Singapore Airlines, Ltd.(1)	15,000	125,083
Singapore Exchange, Ltd.(1)	19,000	104,785
Singapore Press Holdings, Ltd.(1)	36,000	120,165
Singapore Technologies Engineering, Ltd.(1)	30,000	91,239
Singapore Telecommunications, Ltd.(1)	112,000	325,663
United Overseas Bank, Ltd.(1)	19,000	327,735
Wilmar International, Ltd.(1)	37,000	101,877
		2,540,605
South Korea — 1.1%
LG Chem, Ltd.(1)	7,739	1,852,560
Samsung Electronics Co., Ltd.(1)	1,594	2,015,722
SK Hynix, Inc.†(1)	71,750	2,435,030
		6,303,312

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Spain — 2.9%
Abertis Infraestructuras SA(1)	5,664	$129,464
ACS Actividades de Construccion y Servicios SA(1)	67,257	2,645,653
Amadeus IT Holding SA, Class A(1)	5,560	231,196
Banco Bilbao Vizcaya Argentaria SA(1)	348,661	4,195,010
Banco de Sabadell SA(1)	48,756	150,796
Banco Popular Espanol SA(1)	24,631	186,404
Banco Santander SA(1)	163,169	1,558,139
Bankia SA†(1)	58,653	124,024
CaixaBank SA(1)	24,485	157,726
Distribuidora Internacional de Alimentacion SA(1)	8,439	77,238
Enagas SA(1)	2,871	87,379
Ferrovial SA(1)	6,003	130,366
Gas Natural SDG SA(1)	4,988	140,440
Grifols SA(1)	2,212	121,441
Iberdrola SA(1)	67,679	473,779
Inditex SA(1)	3,078	462,638
International Consolidated Airlines Group SA†(1)	15,589	108,787
Mapfre SA(1)	21,860	92,298
Mediaset Espana Comunicacion SA†(1)	108,770	1,269,542
Obrascon Huarte Lain SA(1)	56,957	2,479,078
Red Electrica Corp. SA(1)	1,683	136,930
Repsol SA(1)	12,760	326,061
Telefonica SA(1)	58,478	925,957
		16,210,346
Sweden — 3.0%
Alfa Laval AB(1)	106,338	2,886,603
Assa Abloy AB, Class B(1)	4,626	247,076
Atlas Copco AB, Class A(1)	8,985	260,025
Atlas Copco AB, Class B(1)	6,224	170,668
Boliden AB(1)	5,577	84,750
Electrolux AB, Series B(1)	4,247	92,688
Elekta AB, Series B(1)	5,859	78,070
Getinge AB, Class B(1)	3,170	89,346
Hennes & Mauritz AB, Class B(1)	13,383	570,346
Hexagon AB, Class B(1)	65,941	2,245,132
Investment AB Kinnevik, Class B(1)	3,040	112,372
Investor AB, Class B(1)	6,456	233,902
Lundin Petroleum AB†(1)	3,540	72,761
Nordea Bank AB(1)	41,652	591,553
Sandvik AB(1)	16,518	234,036
Scania AB, Class B(1)	5,098	149,951
Securitas AB, Class B(1)	6,547	75,998
Skandinaviska Enskilda Banken AB, Class A(1)	19,996	274,314
Skanska AB, Class B(1)	6,266	147,777
SKF AB, Class B(1)	5,609	143,776
Svenska Cellulosa AB SCA, Class B(1)	7,990	235,249
Svenska Handelsbanken AB, Class A(1)	6,637	333,565
Swedbank AB, Class A(1)	12,492	335,011
Swedish Match AB(1)	3,049	99,614
Swedish Orphan Biovitrum AB†(1)	142,038	1,558,345
Tele2 AB, Series B(1)	5,461	67,714
Security Description	Shares	Value (Note 2)
Sweden (continued)
Telefonaktiebolaget LM Ericsson, Class B(1)	380,999	$5,076,104
TeliaSonera AB(1)	33,407	252,154
Volvo AB, Class B(1)	22,322	354,220
		17,073,120
Switzerland — 6.9%
ABB, Ltd.(1)	31,326	811,088
Actelion, Ltd.(1)	1,429	135,498
Adecco SA(1)	2,073	172,900
Aryzta AG(1)	1,486	131,381
Baloise Holding AG(1)	981	123,354
Cie Financiere Richemont SA(1)	43,307	4,146,733
Coca-Cola HBC AG CDI(1)	3,196	79,633
Credit Suisse Group AG(1)	22,131	716,643
Geberit AG(1)	577	189,187
Givaudan SA(1)	137	212,131
Holcim, Ltd.(1)	3,527	292,883
Julius Baer Group, Ltd.(1)	3,700	164,463
Kuehne & Nagel International AG(1)	14,465	2,026,443
Lindt & Spruengli AG(1)	3	176,626
Lonza Group AG(1)	859	87,873
Nestle SA(1)	45,481	3,426,941
Novartis AG(1)	32,467	2,757,598
Novartis AG ADR	12,300	1,045,746
Panalpina Welttransport Holding AG(1)	25,124	3,861,968
Partners Group Holding AG(1)	301	84,649
Roche Holding AG(1)	34,098	10,249,400
Schindler Holding AG(1) (TRQX)	507	74,892
Schindler Holding AG(1) (CHIX)	545	80,076
SGS SA(1)	80	197,621
Sika AG(1)	37	151,458
Sonova Holding AG(1)	936	136,937
Swatch Group AG(1)	554	348,189
Swiss Life Holding AG(1)	538	132,227
Swiss Prime Site AG(1)	1,146	97,479
Swiss Re AG(1)	24,703	2,292,129
Swisscom AG(1)	363	222,908
Syngenta AG(1)	5,696	2,160,517
Transocean, Ltd.†(1)	5,707	235,478
UBS AG(1)	52,429	1,082,448
Zurich Insurance Group AG(1)	2,145	659,161
		38,764,658
Taiwan — 1.4%
Siliconware Precision Industries Co. ADR	224,300	1,491,595
Taiwan Semiconductor Manufacturing Co., Ltd.(1)	1,046,000	4,087,100
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	123,700	2,476,474
		8,055,169
Thailand — 0.6%
Bangkok Bank PCL(1)	288,500	1,599,112
Bangkok Bank PCL NVDR(1)	358,400	1,975,393
		3,574,505

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Turkey — 0.2%
Turkiye Halk Bankasi AS(1)	154,728	$956,700
United Kingdom — 16.0%
3i Group PLC(1)	17,174	114,048
Admiral Group PLC(1)	2,961	70,561
Aggreko PLC(1)	3,934	98,632
Alent PLC(1)	505,840	2,676,440
AMEC PLC(1)	5,624	105,298
Anglo American PLC(1)	20,350	519,009
Antofagasta PLC(1)	7,334	102,324
ARM Holdings PLC(1)	202,537	3,415,298
ASOS PLC†(1)	807	69,857
Associated British Foods PLC(1)	4,991	231,444
AstraZeneca PLC(1)	54,925	3,558,758
Aviva PLC(1)	42,951	342,089
Babcock International Group PLC(1)	5,066	113,884
BAE Systems PLC(1)	44,596	309,812
Barclays PLC(1)	799,327	3,117,876
Berkeley Group Holdings PLC(1)	57,482	2,512,164
BG Group PLC(1)	48,679	907,879
BHP Billiton PLC(1)	29,925	923,714
BP PLC(1)	649,456	5,201,053
British American Tobacco PLC(1)	26,587	1,480,205
British Land Co. PLC(1)	12,960	141,465
British Sky Broadcasting Group PLC(1)	14,646	223,222
BT Group PLC(1)	111,179	707,592
Bunzl PLC(1)	4,612	122,937
Burberry Group PLC(1)	6,830	159,187
Capita PLC(1)	9,303	170,274
Carnival PLC(1)	2,709	103,370
Centrica PLC(1)	70,160	386,361
Cobham PLC(1)	18,308	91,404
Compass Group PLC(1)	25,482	389,468
Countrywide PLC(1)	201,845	2,202,477
Croda International PLC(1)	2,143	91,253
Diageo PLC(1)	35,153	1,091,037
Direct Line Insurance Group PLC(1)	16,466	65,268
easyJet PLC(1)	2,761	79,030
G4S PLC(1)	21,522	86,803
GKN PLC(1)	24,079	156,752
GlaxoSmithKline PLC(1)	177,118	4,718,361
Hammerson PLC(1)	10,127	93,631
Hargreaves Lansdown PLC(1)	3,299	80,242
HSBC Holdings PLC(1)	668,434	6,767,989
ICAP PLC(1)	9,233	58,206
IMI PLC(1)	4,636	112,802
Imperial Tobacco Group PLC(1)	84,245	3,406,885
Inmarsat PLC(1)	7,040	85,330
InterContinental Hotels Group PLC(1)	3,981	128,132
Intertek Group PLC(1)	2,413	123,835
ITV PLC(1)	60,034	192,007
J Sainsbury PLC(1)	19,615	103,479
Johnson Matthey PLC(1)	3,024	165,037
Kingfisher PLC(1)	35,904	252,758
Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Land Securities Group PLC(1)	10,515	$179,190
Legal & General Group PLC†(1)	84,730	289,561
Lloyds Banking Group PLC†(1)	2,100,503	2,636,434
London Stock Exchange Group PLC(1)	2,939	96,633
Marks & Spencer Group PLC(1)	25,043	188,668
Meggitt PLC(1)	13,425	107,621
Melrose Industries PLC(1)	17,072	84,602
National Grid PLC(1)	49,971	686,311
Next PLC(1)	2,244	247,395
Old Mutual PLC(1)	75,901	254,855
Pearson PLC(1)	12,756	226,202
Persimmon PLC(1)	5,094	114,346
Prudential PLC(1)	240,369	5,092,023
Reckitt Benckiser Group PLC(1)	47,051	3,834,554
Reed Elsevier PLC(1)	16,842	257,558
Rexam PLC(1)	12,191	99,071
Rio Tinto PLC(1)	50,651	2,824,787
Rio Tinto PLC ADR	27,700	1,546,491
Rolls-Royce Holdings PLC(1)	25,572	458,719
Royal Bank of Scotland Group PLC†(1)	31,846	165,431
Royal Dutch Shell PLC, Class A(1)	56,436	2,062,920
Royal Dutch Shell PLC, Class B(1)	32,963	1,285,998
Royal Mail PLC†(1)	7,376	69,300
RSA Insurance Group PLC(1)	65,101	97,183
SABMiller PLC(1)	78,784	3,935,129
Sage Group PLC(1)	16,462	114,719
Segro PLC(1)	12,506	69,302
Severn Trent PLC(1)	3,703	112,523
Smith & Nephew PLC(1)	13,310	201,660
Smiths Group PLC(1)	5,972	126,788
SSE PLC(1)	137,371	3,368,356
Standard Chartered PLC(1)	34,854	728,944
Standard Life PLC(1)	36,854	232,245
Tate & Lyle PLC(1)	136,132	1,516,851
Tesco PLC(1)	290,461	1,431,525
Travis Perkins PLC(1)	3,530	111,279
Tullow Oil PLC(1)	116,338	1,453,375
Unilever PLC(1)	46,282	1,976,699
United Utilities Group PLC(1)	9,906	130,283
Vodafone Group PLC(1)	895,757	3,297,780
Weir Group PLC(1)	3,637	154,008
Whitbread PLC(1)	2,692	186,748
William Hill PLC(1)	15,289	86,983
WM Morrison Supermarkets PLC(1)	34,257	121,762
		90,689,751
Total Common Stocks (cost $470,073,942)		537,825,808

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
PREFERRED SECURITIES — 1.7%
Brazil — 0.4%
AES Tiete SA	190,100	$1,511,415
Cia de Gas de Sao Paulo	29,000	631,252
		2,142,667
Germany — 1.3%
Bayerische Motoren Werke AG(1)	561	53,026
Henkel AG & Co. KGaA(1)	2,453	264,008
Porsche Automobil Holding SE(1)	2,236	229,626
Volkswagen AG(1)	26,626	6,898,662
		7,445,322
Total Preferred Securities (cost $9,474,861)		9,587,989
EXCHANGE-TRADED FUNDS — 1.4%
WisdomTree India Earnings Fund	203,666	3,861,507
Kennedy Wilson Europe Real Estate PLC†	225,268	3,905,778
Total Exchange-Traded Funds (cost $7,463,485)		7,767,285
RIGHTS — 0.0%
Banco Bilbao Vizcaya Argentaria SA† Expires 04/25/2014	348,661	81,657
New World Development Co., Ltd.† Expires 04/17/2014 (subscription price 6.30 HKD)	25,333	5,226
RSA Insurance Group PLC† Expires 04/06/2014 (subscription price 0.56 GBP)	1	0
Total Rights (cost $80,555)		86,883
Total Long-Term Investment Securities (cost $487,092,843)		555,267,965
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Time Deposits — 0.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 04/01/2014	233,000	233,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.03% due 06/19/2014(4)	140,000	139,990
0.04% due 06/19/2014(4)	155,000	154,992
0.05% due 06/19/2014(4)	25,000	24,999
		319,981
Total Short-Term Investment Securities (cost $552,974)		552,981
REPURCHASE AGREEMENTS — 0.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2014, to be repurchased 04/01/2014 in the amount $2,018,000 collateralized by $2,100,000 of United States Treasury Notes, bearing interest at 0.75% due 12/31/2017 and having an approximate value of $2,060,625	2,018,000	2,018,000
Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2014, to be repurchased 04/01/2014 in the amount $233,000 collateralized by $265,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $241,779	$233,000	$233,000
Total Repurchase Agreements (cost $2,251,000)		2,251,000
TOTAL INVESTMENTS (cost $489,896,817)(3)	98.9%	558,071,946
Other assets less liabilities	1.1	6,388,368
NET ASSETS	100.0%	$564,460,314

†  Non-income producing security

(1)  Security was valued using fair value procedures at March 31, 2014. The aggregate value of these securities was $515,945,172 representing 91.4% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(3)  See Note 4 for cost of investments on a tax basis.

(4)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(5)  Illiquid security. At March 31, 2014 the aggregate value of these securities wa $0 representing 0.0% of net assets.

(6)  Fair valued security. Securities are classified as Level 2 based on securities valuation inputs; see Note 2.

ADR — American Depository Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

CHIX — CHI-X Europe Exchange

FDR — Fiduciary Depository Receipt

ISE — Irish Stock Exchange

LSE — London Stock Exchange

NYS — New York Stock Exchange

NVDR — Non-Voting Depository Receipt

RSP — Risparmio Shares – Savings Shares on the Italian Stock Exchange

SDR — Swedish Depository Receipt

SGMX — Sigma X-MTF

TRQX — Turquoise Stock Exchange

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2014	Unrealized Appreciation (Depreciation)
30	Long	MSCI E-Mini Index	June 2014	$2,777,200	$2,842,500	$65,300

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
HSBC Bank USA, N.A.	JPY	622,000,000	USD	6,110,680	04/03/2014	$84,391	$—
	USD	6,044,134	JPY	622,000,000	04/03/2014	—	(17,845)
						84,391	(17,845)
JPMorgan Chase Bank	JPY	480,000,000	USD	4,698,949	04/24/2014	47,902	—
	USD	4,665,285	JPY	480,000,000	04/24/2014	—	(14,238)
						47,902	(14,238)
Royal Bank of Canada	JPY	345,000,000	USD	3,364,639	04/10/2014	21,955	—
	USD	3,353,692	JPY	345,000,000	04/10/2014	—	(11,008)
Net Unrealized Appreciation/(Depreciation)						$154,248	$(43,091)

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Australia	$—	$14,750,340	$0	$14,750,340
Brazil	1,171,948	—	—	1,171,948
Canada	2,290,133	—	—	2,290,133
Cayman Islands	2,686,198	418,821	—	3,105,019
France	18,957	40,302,070	—	40,321,027
Germany	—	34,471,066	—	34,471,066
India	3,966,878	—	—	3,966,878
Italy	3,501,866	13,229,524	—	16,731,390
Japan	—	105,423,783	—	105,423,783
Luxembourg	1,403,435	7,151,587	—	8,555,022
Mexico	3,716,921	—	—	3,716,921
Netherlands	3,884,277	25,291,520	—	29,175,797
Switzerland	1,045,746	37,718,912	—	38,764,658
Taiwan	3,968,069	4,087,100	—	8,055,169
United Kingdom	1,546,491	89,143,260	—	90,689,751
Other Countries*	—	136,636,906	—	136,636,906
Preferred Securities
Brazil	2,142,667	—	—	2,142,667
Germany	—	7,445,322	—	7,445,322
Exchange-Traded Funds	7,767,285	—	—	7,767,285
Rights	81,657	5,226	—	86,883
Short-Term Investment Securities:
Time Deposits	—	233,000	—	233,000
U.S. Government Treasuries	—	319,981	—	319,981
Repurchase Agreements	—	2,251,000	—	2,251,000
Other Financial Instruments:+
Open Futures Contracts-Appreciation	65,300	—	—	65,300
Open Forward Currency Contracts-Appreciation	—	154,248	—	154,248
Total	$39,257,828	$519,033,666	$0	$558,291,494
Liabilities:
Other Financial Instruments:+
Open Forward Currency Contracts-Depreciation	$—	$43,091	$—	$43,091

*  Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by country classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $438,780,315 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
United States Treasury Notes	33.5%
Diversified Financial Services	9.6
Federal National Mtg. Assoc.	9.1
Repurchase Agreements	6.6
United States Treasury Bonds	6.4
Diversified Banking Institutions	5.2
Federal Home Loan Mtg. Corp.	4.9
Government National Mtg. Assoc.	2.1
Electric-Integrated	1.9
Banks-Commercial	1.9
Telephone-Integrated	1.6
Real Estate Investment Trusts	1.5
Pipelines	1.2
Oil Companies-Exploration & Production	1.1
Cable/Satellite TV	1.1
Oil Companies-Integrated	1.1
Federal Home Loan Bank	1.0
Banks-Super Regional	1.0
Multimedia	0.8
Exchange-Traded Funds	0.7
Medical-Drugs	0.7
Finance-Auto Loans	0.5
Transport-Rail	0.5
Insurance-Life/Health	0.5
U.S. Municipal Bonds & Notes	0.4
Brewery	0.4
Medical-HMO	0.4
Insurance-Multi-line	0.4
Medical-Biomedical/Gene	0.3
Finance-Credit Card	0.3
Computers	0.3
Food-Misc./Diversified	0.3
Retail-Discount	0.3
Retail-Drug Store	0.3
Television	0.3
Cellular Telecom	0.2
Sovereign	0.2
Retail-Auto Parts	0.2
Banks-Fiduciary	0.2
Paper & Related Products	0.2
Diversified Manufacturing Operations	0.2
Medical-Hospitals	0.2
Aerospace/Defense-Equipment	0.2
Insurance Brokers	0.2
Tobacco	0.2
Non-Hazardous Waste Disposal	0.2
Finance-Other Services	0.2
Insurance-Property/Casualty	0.2
Diversified Operations	0.2
Coal	0.2
Diversified Minerals	0.2
Airlines	0.2
Publishing-Newspapers	0.2
Oil & Gas Drilling	0.2
Telecom Services	0.2
Auto-Cars/Light Trucks	0.1
Insurance-Reinsurance	0.1
Medical-Wholesale Drug Distribution	0.1
Special Purpose Entities	0.1
Trucking/Leasing	0.1
Savings & Loans/Thrifts	0.1%
Retail-Building Products	0.1
Beverages-Non-alcoholic	0.1
Independent Power Producers	0.1
Pharmacy Services	0.1
Finance-Consumer Loans	0.1
Insurance-Mutual	0.1
Containers-Paper/Plastic	0.1
Investment Management/Advisor Services	0.1
Gold Mining	0.1
Enterprise Software/Service	0.1
Metal-Copper	0.1
Commercial Services	0.1
Computer Services	0.1
Rental Auto/Equipment	0.1
Casino Hotels	0.1
Finance-Leasing Companies	0.1
Finance-Investment Banker/Broker	0.1
Home Decoration Products	0.1
Instruments-Scientific	0.1
Metal-Diversified	0.1
Agricultural Operations	0.1
Machinery-General Industrial	0.1
Security Services	0.1
Oil Refining & Marketing	0.1
Entertainment Software	0.1
Aerospace/Defense	0.1
Office Automation & Equipment	0.1
Metal Processors & Fabrication	0.1
Forestry	0.1
Semiconductor Components-Integrated Circuits	0.1
Electric-Transmission	0.1
Advertising Agencies	0.1
Chemicals-Diversified	0.1
Specified Purpose Acquisitions	0.1
Satellite Telecom	0.1
Steel-Producers	0.1
Cosmetics & Toiletries	0.1
Internet Connectivity Services	0.1
Gas-Distribution	0.1
Building-Residential/Commercial	0.1
Retail-Automobile	0.1
E-Commerce/Services	0.1
Regional Authority	0.1
Tools-Hand Held	0.1
107.2%

*  Calculated as a percentage of net assets.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited) (continued)

Credit Quality†#
Aaa	62.6%
Aa	2.3
A	8.9
Baa	18.5
Ba	2.5
B	1.0
Caa	1.0
Ca	0.3
Not Rated@	2.9
100.0%

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES — 8.8%
Diversified Financial Services — 8.8%
Ally Master Owner Trust FRS Series 2013-2, Class A 0.60% due 04/15/2018	$950,000	$951,958
American Home Mtg. Assets Trust FRS Series 2006-3, Class 2A11 1.07% due 10/25/2046(1)	90,600	65,324
Apidos CDO FRS Series 2014-17A, Class A1A 1.73% due 04/17/2026*(2)(3)	1,315,000	1,313,685
ARES CLO, Ltd. FRS Series 2014-1A, Class A1 1.73% due 04/17/2026*(2)(3)	1,215,000	1,215,000
ARI Fleet Lease Trust FRS Series 2012-B, Class A 0.45% due 01/15/2021*	200,276	200,049
Aventura Mall Trust VRS Series 2013-AVM, Class A 3.87% due 12/05/2032*(4)	1,425,000	1,482,986
Avery Point CLO, Ltd. Series 2014-1A, Class A 1.75% due 04/25/2026*(2)(3)	1,205,000	1,205,000
Avis Budget Rental Car Funding AESOP LLC Series 2014-1A, Class A 2.46% due 07/20/2020*	327,000	326,191
Banc of America Commercial Mtg. Trust VRS Series 2007-3, Class A4 5.95% due 02/10/2051(4)	862,185	958,708
Banc of America Funding Trust FRS Series 2007-1, Class TA1A 0.21% due 01/25/2037(1)	30,643	19,595
Banc of America Funding Trust FRS Series 2007-A, Class 2A5 0.39% due 02/20/2047(1)	675,000	573,752
BB-UBS Trust Series 2012-SHOW, Class A 3.43% due 11/05/2036*(4)	212,000	202,696
BCAP LLC Trust FRS Series 2006-AA2, Class A1 0.32% due 01/25/2037(1)	35,352	26,250
BCAP LLC Trust FRS Series 2007-AA2, Class 12A1 0.36% due 05/25/2047(1)	40,029	28,028
Bear Stearns ALT-A Trust FRS Series 2006-3, Class 1A1 0.53% due 05/25/2036(1)	192,901	126,576
Bear Stearns Commercial Mtg. Securities Trust Series 2005-PWR8, Class A4 4.67% due 06/11/2041(4)	38,736	40,077
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2005-T20, Class A4A 5.14% due 10/12/2042(4)	35,000	36,871
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T26, Class A4 5.47% due 01/12/2045(4)	$28,017	$30,956
Bear Stearns Commercial Mtg. Securities Trust Series 2006-T24, Class A4 5.54% due 10/12/2041(4)	296,791	324,126
Bear Stearns Mtg. Funding Trust FRS Series 2007-AR1, Class 2A3 0.35% due 02/25/2037(1)	303,582	204,154
Cabela's Master Credit Card Trust Series 2013-1A, Class A 2.71% due 02/17/2026*	400,000	380,701
Capital Auto Receivables Asset Trust Series 2013-2, Class A3 1.24% due 10/20/2017	348,000	350,118
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/2017	128,000	132,493
Chase Mtg. Finance Trust Series 2005-S3, Class A10 5.50% due 11/25/2035(1)	320,000	316,943
CHL Mtg. Pass-Through Trust FRS Series 2007-HY1, Class 1A1 2.66% due 04/25/2037(1)	35,377	29,232
Chrysler Capital Auto Receivables Trust Series 2013-AA, Class A3 0.91% due 04/16/2018*	152,000	152,495
CIFC Funding, Ltd. FRS Series 2014-1A, Class A 1.66% due 04/18/2025*(2)	1,285,000	1,284,992
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2 1.02% due 02/22/2019	214,000	212,915
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A2 2.79% due 03/10/2047(4)	303,000	309,614
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A2 2.96% due 11/10/2046(4)	602,000	620,913
Citigroup Commercial Mtg. Trust Series 2014-GC19, Class A4 4.02% due 03/10/2047(4)	875,000	900,196
Citigroup Commercial Mtg. Trust Series 2013-GC17, Class A4 4.13% due 11/10/2046(4)	630,000	656,422
Citigroup Commercial Mtg. Trust VRS Series 2013-GC15, Class A4 4.37% due 09/10/2046(4)	650,000	690,862
Citigroup Commercial Mtg. Trust VRS Series 2008-C7, Class A4 6.34% due 12/10/2049(4)	345,143	388,375
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 4.47% due 03/20/2043*	462,950	467,625

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CNH Equipment Trust Series 2012-D, Class A2 0.45% due 04/15/2016	$73,225	$73,231
Commercial Mtg. Loan Trust VRS Series 2008-LS1, Class A4B 6.21% due 12/10/2049(4)	785,000	869,619
Commercial Mtg. Pass Through Certs. Series 2012-CR5, Class A4 2.77% due 12/10/2045(4)	45,000	42,694
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A2 2.82% due 03/10/2047(4)	348,000	354,714
Commercial Mtg. Pass Through Certs. Series 2014-CR16, Class A2 3.04% due 04/10/2047(3)(4)	600,000	617,994
Commercial Mtg. Pass Through Certs. Series 2013-CR8, Class A4 3.33% due 06/10/2046(4)	425,000	417,886
Commercial Mtg. Pass Through Certs. VRS Series 2013-CR8, Class A5 3.61% due 06/10/2046(4)	775,000	779,180
Commercial Mtg. Pass Through Certs. Series 2014-UBS2, Class A5 3.96% due 03/10/2047(4)	880,000	902,833
Commercial Mtg. Pass Through Certs. Series 2013-CR9, Class A3 4.02% due 07/10/2045(4)	130,000	134,538
Commercial Mtg. Pass Through Certs. Series 2013-CR12, Class A4 4.05% due 10/10/2046(4)	1,060,000	1,094,928
Commercial Mtg. Pass Through Certs. Series 2013-300P, Class A1 4.35% due 08/10/2030*(4)	680,000	723,523
Commercial Mtg. Pass Through Certs. VRS Series 2013-CR9, Class A4 4.38% due 07/10/2045(4)	90,000	95,231
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.94% due 06/10/2046(4)	143,421	155,700
Commercial Mtg. Trust Series 2012-CR4, Class A3 2.85% due 10/15/2045(4)	1,065,000	1,017,882
Countrywide Alternative Loan Trust FRS Series 2005-56, Class 5A1 0.47% due 11/25/2035(1)	99,031	78,475
Countrywide Alternative Loan Trust FRS Series 2006-29T1, Class 2A16 0.60% due 10/25/2036(1)	604,629	436,489
Countrywide Alternative Loan Trust FRS Series 2005-64CB, Class 1A12 0.95% due 12/25/2035(1)	535,319	435,880
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
Countrywide Alternative Loan Trust Series 2006-9T1, Class A1 5.75% due 05/25/2036(1)	$349,614	$291,882
Countrywide Alternative Loan Trust Series 2007-9T1, Class 2A1 6.00% due 05/25/2037(1)	135,205	107,275
Countrywide Alternative Loan Trust Series 2007-19, Class 2A1 6.50% due 08/25/2037(1)	436,263	314,186
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)	100,000	102,019
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)	5,210	5,240
CW Capital Cobalt, Ltd. Series 2006-C1, Class A4 5.22% due 08/15/2048(4)	90,259	96,830
CWHL Mtg. Pass-Through Trust FRS Series 2007-HY4, Class 1A1 2.67% due 09/25/2047(1)	444,292	373,377
CWHL Mtg. Pass-Through Trust Series 2007-12, Class A9 5.75% due 08/25/2037(1)	319,010	304,159
DB-UBS Mtg. Trust Series 2011-LC1A, Class A3 5.00% due 11/10/2046*(4)	1,155,000	1,289,052
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR2, Class A1 0.30% due 03/25/2037(1)	34,838	22,430
Dominos Pizza Master Issuer LLC Series 2012-1A, Class A2 5.22% due 01/25/2042*	46,560	49,806
Dryden Senior Loan Fund FRS Series 2014-31A, Class A 1.62% due 04/18/2026*(2)	1,260,000	1,254,199
DSLA Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1A 1.05% due 03/19/2046(1)	394,944	303,916
First Horizon Alternative Mtg. Securities Trust FRS Series 2006-AA1, Class 2A1 2.21% due 04/25/2036(1)	25,927	21,581
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA9, Class 3A1 2.22% due 11/25/2035(1)	398,480	328,743
First Horizon Alternative Mtg. Securities Trust FRS Series 2005-AA7, Class 2A1 2.24% due 09/25/2035(1)	171,017	149,633
Ford Credit Auto Owner Trust Series 2013-D, Class B 1.54% due 03/15/2019	99,000	98,762

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class C 1.37% due 01/15/2018	$226,000	$227,176
Ford Credit Floorplan Master Owner Trust Series 2014-1, Class B 1.40% due 02/15/2019	190,000	189,230
FREMF Mtg. Trust VRS Series 2012-K19, Class B 4.04% due 05/25/2045*(4)	20,037	19,894
GE Capital Commercial Mtg. Corp. VRS Series 2005-C4, Class A4 5.49% due 11/10/2045(4)	810,222	855,776
GMAC Mtg. Loan Trust FRS Series 2006-AR1, Class 1A1 2.87% due 04/19/2036(1)	592,863	522,525
GMAC Mtg. Loan Trust FRS Series 2005-AR5, Class 4A1 3.13% due 09/19/2035(1)	116,165	107,849
Greenwich Capital Commercial Funding Corp. Series 2007-GG11, Class A4 5.74% due 12/10/2049(4)	175,000	194,917
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(4)	208,000	207,775
GS Mtg. Securities Corp. II Series 2012-GCJ9, Class A3 2.77% due 11/10/2045(4)	1,070,000	1,021,593
GS Mtg. Securities Corp. II Series 2012-BWTR, Class A 2.95% due 11/05/2034*(4)	1,285,000	1,223,109
GS Mtg. Securities Corp. II Series 2005-ROCK, Class A 5.37% due 05/03/2032*(4)	155,000	174,641
GS Mtg. Securities Corp. Trust Series 2012-SHOP, Class A 2.93% due 06/05/2031*(4)	1,210,000	1,227,050
GS Mtg. Securities Corp. Trust Series 2012-ALOH, Class A 3.55% due 04/10/2034*(4)	1,225,000	1,233,818
GS Mtg. Securities Trust Series 2013-GC12, Class A4 3.14% due 06/10/2046(4)	1,050,000	1,017,637
GS Mtg. Securities Trust Series 2012-GCJ7, Class A4 3.38% due 05/10/2045(4)	325,000	328,601
GS Mtg. Securities Trust Series 2014-GC20, Class A-5 4.00% due 04/10/2047(3)(4)	430,000	442,898
GS Mtg. Securities Trust Series 2013-GC14, Class A5 4.24% due 08/10/2046(4)	425,000	447,726
GSAA Home Equity Trust FRS Series 2006-20, Class 2A1A 0.20% due 12/25/2046	68,842	47,380
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
GSAA Home Equity Trust FRS Series 2007-1, Class 1A1 0.23% due 02/25/2037	$596,216	$319,107
GSAA Home Equity Trust FRS Series 2006-19, Class A1 0.24% due 12/25/2036	19,707	10,009
GSAA Home Equity Trust FRS Series 2006-17, Class A3A 0.39% due 11/25/2036	159,159	94,456
GSAA Home Equity Trust Series 2006-15, Class AF6 5.88% due 09/25/2036	146,474	85,904
GSAA Home Equity Trust VRS Series 2006-10, Class AF3 5.98% due 06/25/2036	276,489	159,786
GSAA Trust FRS Series 2007-3, Class 2A1A 0.20% due 03/25/2047	106,978	62,914
GSAA Trust FRS Series 2007-3, Class 1A2 0.32% due 03/25/2047	108,338	53,133
GSAA Trust Series 2005-7, Class AF4 5.06% due 05/25/2035	365,000	329,029
GSR Mtg. Loan Trust FRS Series 2005-8F, Class 3A2 0.65% due 11/25/2035(1)	29,243	21,696
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A4 2.62% due 01/25/2036(1)	146,871	132,010
GSR Mtg. Loan Trust FRS Series 2006-AR1, Class 2A1 2.62% due 01/25/2036(1)	28,603	26,201
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.35% due 01/19/2038(1)	18,941	15,914
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A13 0.40% due 12/19/2036(1)	444,320	288,705
Hertz Fleet Lease Funding LP FRS Series 2013-3, Class A 0.70% due 12/10/2027*	575,000	576,232
Hilton USA Trust Series 2013-HLT, Class AFX 2.66% due 11/05/2030*(4)	1,305,000	1,308,063
HLSS Servicer Advance Receivables Trust Series 2013-T1, Class B2 1.74% due 01/16/2046*	128,000	127,616
Huntington Auto Trust Series 2012-2, Class B 1.07% due 02/15/2018	70,000	70,299
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR14, Class 1A1A 0.43% due 07/25/2035(1)	9,139	7,845
IndyMac Index Mtg. Loan Trust FRS Series 2005-AR13, Class 1A1 2.43% due 08/25/2035(1)	138,343	106,807

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
IndyMac INDA Mtg. Loan Trust FRS Series 2006-AR3, Class 1A1 2.62% due 12/25/2036(1)	$443,149	$385,419
ING IM CLO, Ltd. FRS Series 2012-1RA, Class A1R 1.43% due 03/14/2022*(2)	660,000	659,998
ING Investment Management Co. FRS Series 2014-1A, Class A1 1.77% due 04/18/2026*(2)	1,250,000	1,249,987
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-C8, Class A3 2.83% due 10/15/2045(4)	850,000	814,764
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-LC9, Class A5 2.84% due 12/15/2047(4)	855,000	816,977
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-HSBC, Class A 3.09% due 07/05/2032*(4)	1,000,000	978,647
JP Morgan Chase Commercial Mtg. Securities Trust Series 2012-WLDN, Class A 3.91% due 05/05/2030*(4)	1,210,000	1,218,015
JP Morgan Chase Commercial Mtg. Securities Trust Series 2013-C16, Class A4 4.17% due 12/15/2046(4)	985,000	1,023,728
JP Morgan Chase Commercial Mtg. Securities Trust Series 2006-LDP8, Class A4 5.40% due 05/15/2045(4)	59,473	64,392
JP Morgan Mtg. Trust FRS Series 2006-A3, Class 3A2 2.73% due 05/25/2036(1)	55,906	49,339
JPM-BB Commercial Mtg. Securities Trust Series 2013-C15, Class A2 2.98% due 11/15/2045(4)	509,000	525,374
JPM-BB Commercial Mtg. Securities Trust VRS Series 2013-C14, Class A4 4.13% due 08/15/2046(4)	1,165,000	1,216,545
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class A3 5.43% due 02/15/2040(4)	205,974	226,970
LB-UBS Commercial Mtg. Trust VRS Series 2006-C4, Class A4 5.83% due 06/15/2038(4)	589,409	642,357
LB-UBS Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.86% due 07/15/2040(4)	808,831	866,895
LB-UBS Commercial Mtg. Trust VRS Series2008-C1, Class A2 6.14% due 04/15/2041(4)	100,000	114,367
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
Lehman XS Trust FRS Series 2006-16N, Class A4A 0.34% due 11/25/2046(1)	$414,482	$337,711
Lehman XS Trust FRS Series 2007-7N Class 1A2 0.39% due 06/25/2047(1)	48,294	32,374
Lehman XS Trust FRS Series 2007-16N, Class 2A2 1.00% due 09/25/2047(1)	381,493	313,325
Limerock CLO FRS Series 2014-2A, Class A 1.73% due 04/18/2026*(2)	1,295,000	1,294,997
Luminent Mtg. Trust FRS Series 2006-2, Class A1A 0.35% due 02/25/2046(1)	448,384	328,979
Luminent Mtg. Trust FRS Series 2005-1, Class A1 0.41% due 11/25/2035(1)	496,013	441,749
Madison Park Funding XIII, Ltd. FRS Series 2014-13A, Class A 1.64% due 01/19/2025*(2)	750,000	749,261
Merrill Lynch Mtg. Investors Trust FRS Series 2005-A4, Class 1A 2.72% due 07/25/2035(1)	495,199	423,619
Merrill Lynch Mtg. Trust VRS Series 2005-MCP1, Class A4 4.75% due 06/12/2043(4)	40,000	40,886
ML-CFC Commercial Mtg. Trust Series 2007-5, Class A4 5.38% due 08/12/2048(4)	989,449	1,070,468
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(4)	150,440	152,833
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5 4.06% due 02/15/2047(4)	1,065,000	1,100,844
Morgan Stanley Capital I Trust Series 2006-IQ12 Class A4 5.33% due 12/15/2043(4)	1,112,888	1,205,987
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class A4 5.69% due 04/15/2049(4)	1,050,000	1,160,632
Morgan Stanley Capital I Trust Series 2007-IQ16, Class A4 5.81% due 12/12/2049(4)	1,109,400	1,233,907
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 1A1 0.32% due 05/25/2036(1)	105,206	52,786
Morgan Stanley Mtg. Loan Trust FRS Series 2006-6AR, Class 1A3 0.32% due 05/25/2036(1)	109,769	55,075
Neuberger Berman CLO, Ltd. FRS 1.74% due 04/15/2026*(2)	955,000	953,452
Newcastle Mtg. Securities Trust FRS Series 2007-1, Class 2A3 0.38% due 04/25/2037	575,000	323,796

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
OBP Depositor LLC Trust Series 2010-OBP, Class A 4.65% due 07/15/2045*(4)	$1,215,000	$1,335,142
OZLM VI, Ltd. FRS Series 2014-6A, Class A1 1.74% due 04/17/2026*(2)(3)	1,265,000	1,263,735
RALI Series Trust FRS Series 2006-QO7, Class 1A1 0.93% due 09/25/2046(1)	331,996	214,686
RFMSI Trust FRS Series 2007-SA2, Class 2A1 3.03% due 04/25/2037(1)	62,284	53,947
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)	207,691	213,779
Securitized Asset Backed Receivables LLC Trust FRS Series 2006-HE1, Class A2B 0.24% due 07/25/2036	241,042	109,646
Sequoia Mtg. Trust FRS Series 2007-3, Class 2AA1 2.45% due 07/20/2037(1)	44,315	36,080
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/2041*	257,670	275,074
Soundview Home Loan Trust FRS Series 2007-OPT2, Class 2A3 0.33% due 07/25/2037	50,000	31,003
Springleaf Funding Trust Series 2014-AA, Class A 2.41% due 12/15/2022*(3)	755,000	754,876
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2007-1, Class 1A1 0.30% due 02/25/2037(1)	43,868	31,132
Structured Adjustable Rate Mtg. Loan Trust FRS Series 2004-13, Class A2 0.45% due 09/25/2034(1)	48,925	43,160
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR8, Class A1A 0.43% due 02/25/2036(1)	35,091	27,375
TAL Advantage V LLC Series 2013-2A, Class A 3.55% due 11/20/2038*	129,533	130,016
UBS-Barclays Commercial Mtg. Trust Series 2012-C4, Class A5 2.85% due 12/10/2045(4)	1,200,660	1,142,801
UBS-Barclays Commercial Mtg. Trust Series 2013-C5, Class A4 3.18% due 03/10/2046(4)	1,045,000	1,016,864
UBS-Barclays Commercial Mtg. Trust Series 2013-C6, Class A4 3.24% due 04/10/2046(4)	101,000	98,533
UBS-Barclays Commercial Mtg. Trust Series 2012-C1, Class A3 3.40% due 05/10/2045(4)	810,000	810,834
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services (continued)
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A4 3.53% due 05/10/2063(4)	$825,000	$828,903
VNDO Mtg. Trust Series 2012-6AVE, Class A 3.00% due 11/15/2030*(4)	1,195,000	1,148,988
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class A4 5.24% due 10/15/2044(4)	12,663	13,326
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.96% due 06/15/2045(4)	100,000	109,609
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR16, Class 4A8 2.62% due 10/25/2035(1)	325,000	299,216
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-AR16, Class A1 2.68% due 10/25/2036(1)	384,220	357,836
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class XA 1.11% due 02/15/2044*(4)(5)	1,001,937	36,836
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(4)	1,405,000	1,346,910
WF-RBS Commercial Mtg. Trust Series 2013-C15, Class A3 3.88% due 08/15/2046(4)	505,000	517,479
WF-RBS Commercial Mtg. Trust Series 2014-C19, Class A5 4.10% due 03/15/2047(4)	660,000	682,394
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(4)	450,000	481,080
WF-RBS Commercial Mtg. Trust VRS Series 2011-C2, Class A4 4.87% due 02/15/2044*(4)	1,000,000	1,100,402
WF-RBS Commercial Mtg. Trust VRS Series 2011-C4, Class A4 4.90% due 06/15/2044*(4)	910,000	1,002,737
Total Asset Backed Securities (cost $80,475,279)		80,495,940
U.S. CORPORATE BONDS & NOTES — 25.7%
Advanced Materials — 0.0%
Iracore International Holdings, Inc. Senior Sec. Notes 9.50% due 06/01/2018*	75,000	79,688
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	403,000	391,875
Interpublic Group of Cos., Inc. 4.20% due 04/15/2024	186,000	186,454
		578,329

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024*	$55,000	$56,375
Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017	71,000	70,734
Aerospace/Defense — 0.1%
Boeing Co. Senior Notes 0.95% due 05/15/2018	212,000	204,950
Lockheed Martin Corp. Senior Notes 5.72% due 06/01/2040	400,000	461,293
		666,243
Aerospace/Defense-Equipment — 0.2%
Alliant Techsystems, Inc. Company Guar. Notes 5.25% due 10/01/2021*	58,000	59,595
Erickson Air-Crane, Inc. Sec. Notes 8.25% due 05/01/2020*	73,000	76,650
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	160,000	162,923
United Technologies Corp. Senior Notes 6.13% due 07/15/2038	1,036,000	1,307,061
		1,606,229
Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	275,000	286,706
Mosaic Co. Senior Notes 5.45% due 11/15/2033	101,000	109,196
		395,902
Agricultural Operations — 0.1%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/2014	45,000	45,065
Cargill, Inc. Senior Notes 4.10% due 11/01/2042*	275,000	253,411
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	414,000	442,277
		740,753
Airlines — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016	43,411	44,876
Security Description	Principal Amount(8)	Value (Note 2)
Airlines (continued)
Continental Airlines, Inc. Pass Though Trust Pass Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	$280,000	$282,800
Southwest Airlines Co. Pass Through Trust Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	78,938	90,778
United Airlines Pass Through Trust Pass Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	100,000	103,250
		521,704
Alternative Waste Technology — 0.0%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	34,000	36,975
Darling International, Inc. Company Guar. Notes 5.38% due 01/15/2022*	57,000	58,568
		95,543
Athletic Footwear — 0.0%
NIKE, Inc. Senior Notes 3.63% due 05/01/2043	260,000	230,786
Auto-Cars/Light Trucks — 0.1%
Daimler Finance North America LLC Company Guar. Notes 1.25% due 01/11/2016*	175,000	175,981
Daimler Finance North America LLC Company Guar. Notes 1.65% due 04/10/2015*	500,000	504,051
General Motors Co. Senior Notes 6.25% due 10/02/2043*	180,000	194,850
		874,882
Auto/Truck Parts & Equipment-Original — 0.0%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	97,000	104,760
Banks-Commercial — 0.6%
BB&T Corp. Sub. Notes 4.90% due 06/30/2017	$250,000	$273,639
Branch Banking & Trust Co. Senior Notes 1.45% due 10/03/2016	600,000	606,765
Capital One NA Senior Notes 1.50% due 03/22/2018	360,000	352,467
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*	530,000	571,075

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Discover Bank Senior Notes 4.20% due 08/08/2023	$250,000	$256,322
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/2020	650,000	705,749
National City Bank Sub. Notes 5.80% due 06/07/2017	250,000	281,911
PNC Bank NA Senior Notes 1.13% due 01/27/2017	392,000	390,659
PNC Bank NA Sub. Notes 2.70% due 11/01/2022	1,000,000	939,414
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	299,000	342,445
Union Bank NA Sub. Notes 3.00% due 06/06/2016	595,000	621,978
Zions Bancorporation Senior Notes 4.00% due 06/20/2016	178,000	184,764
Zions Bancorporation Senior Notes 4.50% due 06/13/2023	168,000	167,685
		5,694,873
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.20% due 03/04/2019	1,075,000	1,071,910
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	260,000	256,806
State Street Corp. Sub. Notes 3.10% due 05/15/2023	165,000	156,848
		1,485,564
Banks-Super Regional — 1.0%
Capital One Financial Corp. Senior Notes 1.00% due 11/06/2015	430,000	430,609
Capital One Financial Corp. Senior Notes 2.15% due 03/23/2015	481,000	488,235
Capital One Financial Corp. Senior Notes 7.38% due 05/23/2014	180,000	181,748
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	225,000	236,071
Fifth Third Bancorp Sub. Notes 5.45% due 01/15/2017	225,000	248,426
Security Description	Principal Amount(8)	Value (Note 2)
Banks-Super Regional (continued)
Fifth Third Bancorp Sub. Notes 8.25% due 03/01/2038	$125,000	$176,035
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	625,000	711,949
National City Corp. Senior Notes 4.90% due 01/15/2015	100,000	103,474
National City Corp. Sub. Notes 6.88% due 05/15/2019	284,000	336,398
PNC Financial Services Group, Inc. Senior Notes 2.85% due 11/09/2022(7)	190,000	181,162
PNC Funding Corp. Bank Guar. Notes 2.70% due 09/19/2016	500,000	519,684
SunTrust Banks, Inc. Senior Notes 3.50% due 01/20/2017	395,000	417,014
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026	12,000	13,149
Wachovia Corp. Sub. Notes 5.50% due 08/01/2035	600,000	653,442
Wells Fargo & Co. Senior Notes 3.00% due 01/22/2021	387,000	387,266
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	390,000	378,529
Wells Fargo & Co. Sub. Notes 4.13% due 08/15/2023	895,000	905,421
Wells Fargo & Co. Sub. Notes 4.48% due 01/16/2024	396,000	409,130
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	765,000	805,844
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	893,000	966,573
Wells Fargo & Co. Senior Notes 5.63% due 12/11/2017	100,000	114,063
		8,664,222
Beverages-Non-alcoholic — 0.0%
Coca-Cola Enterprises, Inc. Senior Notes 3.50% due 09/15/2020	300,000	307,289

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery — 0.3%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.63% due 02/01/2044	$131,000	$134,405
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 0.80% due 07/15/2015	310,000	311,029
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.38% due 01/15/2020	425,000	487,893
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 8.20% due 01/15/2039	500,000	758,887
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/2042	405,000	422,782
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/2022*	655,000	669,438
		2,784,434
Building & Construction Products-Misc. — 0.0%
Building Materials Corp. of America Senior Sec. Notes 7.50% due 03/15/2020*	260,000	280,150
Building & Construction-Misc. — 0.0%
Weekley Homes LLC/ Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	100,000	99,500
Building Products-Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019	109,000	117,448
Building Products-Wood — 0.0%
Boise Cascade Co. Company Guar. Notes 6.38% due 11/01/2020	2,000	2,145
Building-Residential/Commercial — 0.1%
Lennar Corp. Company Guar. Notes 4.50% due 06/15/2019	205,000	208,587
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	100,000	110,250
Toll Brothers Finance Corp. Company Guar. Notes 5.88% due 02/15/2022	140,000	149,800
		468,637
Cable/Satellite TV — 1.1%
CCO Holdings LLC/ CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021	106,000	106,795
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	875,000	843,580
Security Description	Principal Amount(8)	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	$310,000	$311,679
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	200,000	203,007
Comcast Corp. Company Guar. Notes 6.95% due 08/15/2037	500,000	649,480
Comcast Corp. Company Guar. Notes 7.05% due 03/15/2033	540,000	701,563
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	230,000	209,908
Cox Communications, Inc. Senior Notes 5.50% due 10/01/2015	315,000	335,876
Cox Communications, Inc. Senior Notes 6.25% due 06/01/2018*	200,000	227,915
CSC Holdings LLC Senior Notes 8.63% due 02/15/2019	240,000	286,800
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.13% due 02/15/2016	400,000	415,677
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	1,330,000	1,316,087
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	131,000	131,370
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 5.00% due 03/01/2021	150,000	161,276
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	100,000	108,701
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	302,250
DISH DBS Corp. Company Guar. Notes 7.88% due 09/01/2019	240,000	283,800
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028	65,000	82,111
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	690,000	715,786
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	800,000	873,682

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/2017	$300,000	$337,282
Time Warner Cable, Inc. Company Guar. Notes 5.88% due 11/15/2040	225,000	243,801
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	419,000	486,639
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 07/01/2018	300,000	351,667
Time Warner Cable, Inc. Company Guar. Notes 7.30% due 07/01/2038	81,000	101,197
		9,787,929
Capacitors — 0.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018	50,000	52,375
Casino Hotels — 0.0%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020*	79,000	83,147
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021*	89,000	93,450
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	50,000	53,625
Seminole Hard Rock Entertainment, Inc./ Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	50,000	50,375
		280,597
Cellular Telecom — 0.1%
Alltel Corp. Senior Notes 7.88% due 07/01/2032	100,000	134,775
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*	520,000	599,300
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020	77,000	83,930
T-Mobile USA, Inc. Company Guar. Notes 6.46% due 04/28/2019	25,000	26,750
Security Description	Principal Amount(8)	Value (Note 2)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	$422,000	$453,650
		1,298,405
Chemicals-Diversified — 0.1%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	205,000	212,687
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021*	150,000	148,313
Olin Corp. Senior Notes 5.50% due 08/15/2022	100,000	102,250
		463,250
Chemicals-Specialty — 0.0%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	108,000	136,615
Coal — 0.1%
CONSOL Energy, Inc. Company Guar. Notes 6.38% due 03/01/2021	100,000	105,875
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018	349,000	366,014
SunCoke Energy Partners LP/ SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	145,000	154,787
		626,676
Coatings/Paint — 0.0%
US Coatings Acquisition, Inc./ Flash Dutch 2 BV* Company Guar. Notes 7.38% due 05/01/2021	64,000	69,600
Commercial Services-Finance — 0.0%
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	40,000	40,600
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	96,000	96,480
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	106,000	116,335
		253,415
Computer Services — 0.1%
International Business Machines Corp. Senior Notes 1.63% due 05/15/2020	627,000	593,261
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	200,000	200,003

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
International Business Machines Corp. Senior Notes 4.00% due 06/20/2042	$28,000	$25,917
International Business Machines Corp. Senior Notes 5.60% due 11/30/2039	16,000	18,699
		837,880
Computers — 0.3%
Hewlett-Packard Co. Senior Notes 2.35% due 03/15/2015	200,000	203,157
Hewlett-Packard Co. Senior Notes 2.75% due 01/14/2019	615,000	619,067
Hewlett-Packard Co. Senior Notes 3.00% due 09/15/2016	600,000	626,440
Hewlett-Packard Co. Senior Notes 3.75% due 12/01/2020	200,000	203,161
Hewlett-Packard Co. Senior Notes 4.38% due 09/15/2021	230,000	240,568
Hewlett-Packard Co. Senior Notes 4.75% due 06/02/2014	120,000	120,837
Hewlett-Packard Co. Senior Notes 6.00% due 09/15/2041	522,000	571,629
		2,584,859
Consumer Products-Misc. — 0.0%
Reynolds Group Issuer, Inc./ Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	176,000	184,360
Containers-Metal/Glass — 0.0%
Crown Americas LLC/ Crown Americas Capital Corp. III Company Guar. Notes 6.25% due 02/01/2021	270,000	292,275
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026	102,000	113,220
		405,495
Containers-Paper/Plastic — 0.0%
Consolidated Container Co. LLC/ Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	168,000	178,500
Security Description	Principal Amount(8)	Value (Note 2)
Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	$109,000	$106,003
Procter & Gamble Co. Senior Notes 3.10% due 08/15/2023	400,000	395,038
		501,041
Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	367,000	391,772
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	10,000	10,638
		402,410
Diagnostic Equipment — 0.0%
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	97,000	107,851
Dialysis Centers — 0.0%
Fresenius Medical Care US Finance, Inc. Company Guar. Notes 5.75% due 02/15/2021*	270,000	287,212
Direct Marketing — 0.0%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(6)	41,350	43,211
Distribution/Wholesale — 0.0%
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023*	45,000	42,638
Diversified Banking Institutions — 4.2%
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	14,000	14,000
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	1,750,000	1,756,904
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	725,000	724,147
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	215,000	218,078
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	142,000	142,646
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	375,000	382,832

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Bank of America Corp. Sub. Notes 5.49% due 03/15/2019	$615,000	$683,107
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	525,000	597,423
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	780,000	899,957
Bank of America Corp. Senior Notes 6.00% due 09/01/2017	350,000	397,063
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	755,000	929,233
Citigroup, Inc. Senior Notes 1.70% due 07/25/2016	150,000	151,703
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	1,425,000	1,432,736
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	1,090,000	1,082,286
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	142,000	142,548
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	410,000	442,811
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	375,000	421,941
Citigroup, Inc. Notes 5.50% due 10/15/2014	72,000	73,898
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	390,000	415,427
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	607,000	645,590
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	480,000	549,607
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	600,000	689,595
Citigroup, Inc. Sub. Notes 6.13% due 08/25/2036	1,160,000	1,269,067
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	85,000	99,535
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	135,000	172,001
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	$800,000	$805,315
Goldman Sachs Group, Inc. Senior Notes 4.00% due 03/03/2024	1,135,000	1,129,969
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	332,000	367,521
Goldman Sachs Group, Inc. Senior Notes 5.38% due 03/15/2020	850,000	948,377
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	500,000	566,960
Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/2027	10,000	10,874
Goldman Sachs Group, Inc. Senior Notes 6.13% due 02/15/2033	189,000	218,912
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	260,000	308,736
Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/2036	385,000	427,402
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,647,000	1,886,670
JPMorgan Chase & Co. Senior Notes 3.25% due 09/23/2022	1,710,000	1,684,506
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,460,000	1,382,064
JPMorgan Chase & Co. Senior Notes 4.25% due 10/15/2020	45,000	48,117
JPMorgan Chase & Co. Senior Notes 4.35% due 08/15/2021	450,000	482,353
JPMorgan Chase & Co. Senior Notes 4.40% due 07/22/2020	489,000	527,112
JPMorgan Chase & Co. Senior Notes 4.50% due 01/24/2022	225,000	242,568
JPMorgan Chase & Co. Senior Notes 4.63% due 05/10/2021	525,000	572,376
JPMorgan Chase & Co. Sub. Notes 5.13% due 09/15/2014	600,000	612,611
JPMorgan Chase & Co. Sub. Notes 5.63% due 08/16/2043	805,000	865,579

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	$357,000	$409,734
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	360,000	423,246
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/2037	807,000	902,529
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 04/25/2018	900,000	1,061,379
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038	930,000	1,226,318
Morgan Stanley Senior Notes 1.75% due 02/25/2016	115,000	116,484
Morgan Stanley Senior Notes 2.13% due 04/25/2018	1,700,000	1,696,275
Morgan Stanley Senior Notes 2.50% due 01/24/2019	425,000	423,816
Morgan Stanley Senior Notes 3.75% due 02/25/2023	200,000	198,732
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	480,000	475,134
Morgan Stanley Senior Notes 4.75% due 03/22/2017	207,000	225,905
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	712,000	748,158
Morgan Stanley Senior Notes 5.50% due 07/24/2020	200,000	225,695
Morgan Stanley Senior Notes 5.50% due 07/28/2021	300,000	338,961
Morgan Stanley Senior Notes 5.55% due 04/27/2017	240,000	267,731
Morgan Stanley Senior Notes 6.25% due 08/28/2017	150,000	171,672
Morgan Stanley Notes 6.63% due 04/01/2018	1,225,000	1,428,057
Morgan Stanley Senior Notes 7.30% due 05/13/2019	125,000	151,599
NationsBank Corp. Sub. Notes 7.25% due 10/15/2025	23,000	27,173
		37,940,755
Security Description	Principal Amount(8)	Value (Note 2)
Diversified Financial Services — 0.8%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018	$241,000	$286,863
General Electric Capital Corp. Senior Notes 1.50% due 07/12/2016	475,000	481,293
General Electric Capital Corp. Senior Notes 1.63% due 07/02/2015	425,000	430,776
General Electric Capital Corp. Senior Notes 2.30% due 04/27/2017	400,000	411,878
General Electric Capital Corp. Senior Notes 2.95% due 05/09/2016	1,350,000	1,406,284
General Electric Capital Corp. Senior Notes 4.63% due 01/07/2021	194,000	213,598
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021	570,000	625,993
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	255,000	286,811
General Electric Capital Corp. Senior Notes 5.50% due 01/08/2020	245,000	281,923
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	787,000	927,799
General Electric Capital Corp. Senior Notes 6.00% due 08/07/2019	1,100,000	1,291,356
General Electric Capital Corp. Senior Notes 6.15% due 08/07/2037	150,000	181,926
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	490,000	630,009
		7,456,509
Diversified Manufacturing Operations — 0.1%
Eaton Corp. Company Guar. Notes 2.75% due 11/02/2022	430,000	407,052
General Electric Co. Senior Notes 4.13% due 10/09/2042	160,000	153,743
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	94,000	100,580
Textron, Inc. Senior Notes 4.63% due 09/21/2016	234,000	251,464
Textron, Inc. Senior Notes 6.20% due 03/15/2015	250,000	262,431
		1,175,270

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Services — 0.1%
Netflix, Inc. Senior Notes 5.38% due 02/01/2021	$428,000	$449,400
Electric-Distribution — 0.0%
Connecticut Light & Power Co. 1st Mtg. Notes 2.50% due 01/15/2023	345,000	323,732
Electric-Generation — 0.0%
AES Corp. Senior Notes 4.88% due 05/15/2023	68,000	64,940
AES Corp. Senior Notes 5.50% due 03/15/2024	63,000	62,527
AES Corp. Senior Notes 8.00% due 06/01/2020	240,000	283,200
		410,667
Electric-Integrated — 1.9%
Ameren Corp. Senior Notes 8.88% due 05/15/2014	300,000	302,874
Ameren Illinois Co. Senior Sec. Notes 2.70% due 09/01/2022	200,000	193,906
American Electric Power Co., Inc. Senior Notes 1.65% due 12/15/2017	105,000	104,330
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/2018	235,000	269,411
Consolidated Edison Co. of New York, Inc. Senior Notes 4.20% due 03/15/2042	300,000	286,861
Dominion Gas Holdings LLC Senior Notes 4.80% due 11/01/2043*	74,000	75,459
Dominion Resources, Inc. Senior Notes 1.40% due 09/15/2017	125,000	123,215
Dominion Resources, Inc. Senior Notes 4.45% due 03/15/2021	486,000	523,442
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	336,000	369,382
Dominion Resources, Inc. Senior Notes 5.60% due 11/15/2016	200,000	221,232
Dominion Resources, Inc. Senior Notes 7.00% due 06/15/2038	255,000	327,977
DPL, Inc. Senior Notes 7.25% due 10/15/2021	400,000	413,000
Security Description	Principal Amount(8)	Value (Note 2)
Electric-Integrated (continued)
Duke Energy Carolinas LLC 1st Mtg. Notes 4.00% due 09/30/2042	$80,000	$75,751
Duke Energy Carolinas LLC 1st Mtg. Notes 6.00% due 01/15/2038	40,000	49,199
Duke Energy Carolinas LLC Senior Notes 6.10% due 06/01/2037	50,000	60,565
Duke Energy Corp. Senior Notes 3.55% due 09/15/2021	450,000	459,630
Duke Energy Corp. Senior Notes 3.95% due 10/15/2023	905,000	927,830
Duke Energy Indiana, Inc. 1st Mtg. Notes 4.90% due 07/15/2043	195,000	209,070
Edison International Senior Notes 3.75% due 09/15/2017	1,525,000	1,623,564
Entergy Corp. Senior Notes 3.63% due 09/15/2015	80,000	82,803
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	350,000	354,962
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	171,000	196,420
FPL Group Capital, Inc. Company Guar. Notes 6.00% due 03/01/2019	250,000	286,320
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	48,000	50,116
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	350,000	360,352
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	91,000	98,273
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022(7)	73,000	80,964
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/2018	450,000	512,219
MidAmerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	505,000	604,083
Monongahela Power Co. 1st Mtg. Notes 5.40% due 12/15/2043*	88,000	96,509
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	200,000	244,571

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Nisource Finance Corp. Company Guar. Notes 3.85% due 02/15/2023	$275,000	$272,455
NiSource Finance Corp. Company Guar. Notes 5.25% due 02/15/2043	437,000	446,344
Nisource Finance Corp. Company Guar. Notes 6.40% due 03/15/2018	80,000	92,278
Northeast Utilities Senior Notes 2.80% due 05/01/2023	825,000	769,730
Pacific Gas & Electric Co. Senior Notes 2.45% due 08/15/2022	450,000	418,326
Pacific Gas & Electric Co. Senior Notes 3.25% due 09/15/2021	172,000	171,385
Pacific Gas & Electric Co. Senior Notes 3.75% due 02/15/2024	260,000	259,475
PacifiCorp 1st. Mtg. Notes 4.10% due 02/01/2042	275,000	262,839
Pepco Holdings, Inc. Senior Notes 2.70% due 10/01/2015	175,000	178,929
Potomac Electric Power Co. 1st Mtg. Bonds 7.90% due 12/15/2038	65,000	97,149
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	285,000	275,716
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	190,000	192,479
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	86,000	84,480
Progress Energy, Inc. Senior Notes 4.40% due 01/15/2021	450,000	481,982
Progress Energy, Inc. Senior Notes 7.05% due 03/15/2019	180,000	215,482
PSEG Power LLC Company Guar. Notes 8.63% due 04/15/2031	200,000	283,162
Puget Energy, Inc. Senior Sec. Notes 6.00% due 09/01/2021	137,000	157,845
San Diego Gas & Electric Co. 1st Mtg. Notes 3.60% due 09/01/2023	575,000	591,457
Sierra Pacific Power Co. General Refunding Mtg. 6.00% due 05/15/2016	150,000	166,203
Security Description	Principal Amount(8)	Value (Note 2)
Electric-Integrated (continued)
Southern Power Co. Senior Notes 5.25% due 07/15/2043	$170,000	$183,185
Union Electric Co. Senior Sec. Notes 6.40% due 06/15/2017	165,000	189,055
Virginia Electric & Power Co. Senior Notes 1.20% due 01/15/2018	350,000	342,709
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	165,000	162,908
Virginia Electric & Power Co. Senior Notes 5.40% due 04/30/2018	100,000	113,444
Xcel Energy, Inc. Senior Notes 0.75% due 05/09/2016	1,100,000	1,097,028
		17,090,335
Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/2022	70,000	73,340
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.00% due 09/30/2017	300,000	332,252
Oncor Electric Delivery Co. LLC Senior Sec. Notes 6.80% due 09/01/2018	150,000	176,903
		582,495
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	94,000	97,407
Intel Corp. Senior Notes 1.35% due 12/15/2017	180,000	178,781
		276,188
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.95% due 02/15/2021	138,000	147,804
Enterprise Software/Service — 0.1%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	90,000	94,725
Oracle Corp. Senior Notes 3.63% due 07/15/2023	290,000	293,659
Oracle Corp. Senior Notes 5.75% due 04/15/2018	250,000	287,813
Oracle Corp. Senior Notes 6.13% due 07/08/2039	160,000	196,601
		872,798

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Entertainment Software — 0.1%
Activision Blizzard, Inc. Company Guar. Notes 5.63% due 09/15/2021*	$157,000	$167,990
Activision Blizzard, Inc. Company Guar. Notes 6.13% due 09/15/2023*	270,000	293,962
		461,952
Finance-Auto Loans — 0.5%
American Honda Finance Corp. FRS Senior Notes 0.61% due 05/26/2016*	500,000	502,220
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	275,000	272,122
Ford Motor Credit Co. LLC Senior Notes 1.50% due 01/17/2017	115,000	114,657
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/2015	300,000	306,117
Ford Motor Credit Co. LLC Senior Notes 3.88% due 01/15/2015	250,000	255,969
Ford Motor Credit Co. LLC Senior Notes 5.63% due 09/15/2015	915,000	975,351
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	1,225,000	1,409,528
Ford Motor Credit Co. LLC Senior Notes 6.63% due 08/15/2017	375,000	433,189
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018	370,000	421,800
		4,690,953
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Sub. Notes 6.68% due 01/15/2021	118,000	137,699
SLM Corp. Senior Notes 6.13% due 03/25/2024	138,000	137,828
SLM Corp. Senior Notes 7.25% due 01/25/2022	670,000	738,675
		1,014,202
Finance-Credit Card — 0.3%
American Express Co. Senior Notes 7.00% due 03/19/2018	975,000	1,156,419
American Express Credit Corp. Senior Notes 2.80% due 09/19/2016	700,000	730,031
Security Description	Principal Amount(8)	Value (Note 2)
Finance-Credit Card (continued)
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	$500,000	$486,527
Discover Financial Services Senior Notes 5.20% due 04/27/2022	160,000	171,363
Discover Financial Services Senior Notes 6.45% due 06/12/2017	40,000	45,437
		2,589,777
Finance-Investment Banker/Broker — 0.1%
Bear Stearns Cos. LLC Senior Notes 5.70% due 11/15/2014	485,000	500,562
Bear Stearns Cos., Inc. Senior Notes 7.25% due 02/01/2018	215,000	255,935
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(14)	131,000	13
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(14)	99,000	10
		756,520
Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 4.75% due 03/01/2020	721,000	764,260
Finance-Other Services — 0.1%
Harley-Davidson Financial Services, Inc. Company Guar. Notes 1.15% due 09/15/2015*	355,000	356,122
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015	58,000	58,313
National Rural Utilities Cooperative Finance Corp. Notes 2.35% due 06/15/2020	195,000	190,343
		604,778
Firearms & Ammunition — 0.0%
FGI Operating Co. LLC/ FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	75,000	79,781
Food-Meat Products — 0.0%
JBS USA LLC/JBS USA Finance, Inc. Company Guar. Notes 7.25% due 06/01/2021*	84,000	89,250
Food-Misc./Diversified — 0.3%
Kraft Foods Group, Inc. Senior Notes 3.50% due 06/06/2022	1,000,000	1,006,028

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified (continued)
Kraft Foods Group, Inc. Senior Notes 5.00% due 06/04/2042	$170,000	$178,016
Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	1,000,000	1,014,745
Mondelez International, Inc. Senior Notes 6.50% due 02/09/2040	131,000	164,773
		2,363,562
Food-Retail — 0.0%
Kroger Co. Senior Notes 5.15% due 08/01/2043	220,000	226,495
Forestry — 0.1%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/2032	500,000	642,671
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 5.38% due 01/15/2022*	225,000	227,812
Gambling (Non-Hotel) — 0.0%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(3)(14)	1,767	442
Gas-Distribution — 0.1%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/2017	140,000	159,347
CenterPoint Energy, Inc. Senior Notes 6.50% due 05/01/2018	95,000	110,157
Sempra Energy Senior Notes 6.50% due 06/01/2016	65,000	72,356
Sempra Energy Senior Notes 9.80% due 02/15/2019	100,000	132,431
		474,291
Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 4.88% due 03/15/2042	176,000	142,509
Newmont Mining Corp. Company Guar. Notes 5.13% due 10/01/2019	78,000	82,956
		225,465
Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 5.25% due 08/01/2020	280,000	288,400
Security Description	Principal Amount(8)	Value (Note 2)
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 2.05% due 12/01/2017	$230,000	$230,654
Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	28,000	28,420
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	425,000	446,250
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*	70,000	77,000
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	70,000	71,575
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022*	76,000	78,280
		701,525
Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 1.30% due 02/01/2017	515,000	511,884
Thermo Fisher Scientific, Inc. Senior Notes 2.40% due 02/01/2019	240,000	238,997
		750,881
Insurance Brokers — 0.2%
AON Corp. Senior Notes 3.13% due 05/27/2016	125,000	129,928
AON Corp. Company Guar. Notes 5.00% due 09/30/2020	275,000	304,973
Marsh & McLennan Cos., Inc. Senior Notes 2.30% due 04/01/2017	825,000	843,051
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	250,000	273,293
Marsh & McLennan Cos., Inc. Senior Notes 5.75% due 09/15/2015	9,000	9,623
		1,560,868
Insurance-Life/Health — 0.5%
Lincoln National Corp. Senior Notes 4.85% due 06/24/2021	400,000	437,814
Lincoln National Corp. Senior Notes 6.15% due 04/07/2036	200,000	237,786
Lincoln National Corp. Senior Notes 8.75% due 07/01/2019	335,000	431,920

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
MetLife Institutional Funding II Sec. Notes 1.63% due 04/02/2015*	$575,000	$581,859
Pacific Life Insurance Co. Sub. Notes 9.25% due 06/15/2039*	225,000	329,655
Pacific LifeCorp Senior Notes 6.00% due 02/10/2020*	185,000	211,046
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017	70,000	70,198
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	60,000	58,465
Principal Financial Group, Inc. Company Guar. Notes 8.88% due 05/15/2019	100,000	127,825
Principal Life Global Funding II Senior Sec. Notes 1.00% due 12/11/2015*	186,000	186,186
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	400,000	419,673
Prudential Financial, Inc. Senior Notes 5.70% due 12/14/2036	320,000	362,595
Prudential Financial, Inc. Senior Notes 6.20% due 01/15/2015	80,000	83,502
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	180,000	220,545
Teachers Insurance & Annuity Assoc. of America Sub. Notes 6.85% due 12/16/2039*	352,000	461,906
		4,220,975
Insurance-Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	351,000	398,712
Guardian Life Insurance Co. of America Sub. Notes 7.38% due 09/30/2039*	100,000	136,240
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	666,000	740,994
Kemper Corp. Senior Notes 6.00% due 05/15/2017	165,000	181,795
MetLife, Inc. Senior Notes 6.38% due 06/15/2034	350,000	439,896
Metropolitan Life Global Funding I Sec. Notes 1.50% due 01/10/2018*	340,000	331,294
Security Description	Principal Amount(8)	Value (Note 2)
Insurance-Multi-line (continued)
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*	$194,000	$199,251
		2,428,182
Insurance-Mutual — 0.1%
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	495,000	752,791
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*	222,000	224,849
		977,640
Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 1.30% due 05/15/2018	880,000	865,191
Berkshire Hathaway Inc. Senior Notes 1.55% due 02/09/2018	425,000	423,080
		1,288,271
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 5.30% due 03/15/2020	305,000	345,956
Machinery-Farming — 0.0%
CNH Capital LLC Company Guar. Notes 3.25% due 02/01/2017	166,000	169,320
CNH Capital LLC Company Guar. Notes 6.25% due 11/01/2016	130,000	142,512
		311,832
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	119,000	124,653
Medical Labs & Testing Services — 0.0%
Roche Holdings, Inc. Company Guar. Notes 7.00% due 03/01/2039*	300,000	418,680
Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	55,000	55,821
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027	116,000	147,999
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	77,000	82,390
		286,210
Medical-Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 2.13% due 05/15/2017	250,000	254,901

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Biomedical/Gene (continued)
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	$400,000	$417,211
Amgen, Inc. Senior Notes 5.15% due 11/15/2041	225,000	231,799
Amgen, Inc. Senior Notes 6.40% due 02/01/2039	480,000	583,035
Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	515,000	515,216
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	650,000	702,240
		2,704,402
Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	195,000	196,664
AbbVie, Inc. Senior Notes 1.75% due 11/06/2017	300,000	300,948
AbbVie, Inc. Senior Notes 2.00% due 11/06/2018	940,000	932,170
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	545,000	524,661
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	82,000	84,050
Johnson & Johnson Senior Notes 4.38% due 12/05/2033	180,000	188,820
Schering-Plough Corp. Senior Notes 6.50% due 12/01/2033	400,000	520,618
Wyeth LLC Company Guar. Bonds 6.50% due 02/01/2034	750,000	956,167
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023	545,000	525,682
		4,229,780
Medical-Generic Drugs — 0.0%
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*	319,000	357,591
Medical-HMO — 0.4%
Aetna, Inc. Senior Notes 2.20% due 03/15/2019	495,000	490,823
Aetna, Inc. Senior Notes 2.75% due 11/15/2022	150,000	140,895
Security Description	Principal Amount(8)	Value (Note 2)
Medical-HMO (continued)
Aetna, Inc. Senior Notes 4.50% due 05/15/2042	$200,000	$196,666
Cigna Corp. Senior Notes 4.50% due 03/15/2021	150,000	162,020
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/2021	80,000	91,742
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	155,000	152,719
UnitedHealth Group, Inc. Senior Notes 6.00% due 02/15/2018	290,000	333,748
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/2037	105,000	135,137
WellCare Health Plans, Inc. Senior Notes 5.75% due 11/15/2020	95,000	99,750
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015	135,000	135,904
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	110,000	105,266
WellPoint, Inc. Senior Notes 3.70% due 08/15/2021	700,000	714,759
WellPoint, Inc. Senior Notes 4.63% due 05/15/2042	125,000	120,590
WellPoint, Inc. Senior Notes 6.38% due 06/15/2037	260,000	312,537
		3,192,556
Medical-Hospitals — 0.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017	87,000	92,438
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021*	90,000	92,250
HCA, Inc. Senior Sec. Notes 3.75% due 03/15/2019	29,000	29,109
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	109,000	117,448
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	380,000	425,600
IASIS Healthcare LLC/ IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	76,000	81,130

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
Memorial Sloan-Kettering Cancer Center Senior Notes 5.00% due 07/01/2042	$215,000	$226,538
Tenet Healthcare Corp. Senior Notes 5.00% due 03/01/2019*	60,000	59,925
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018	380,000	419,187
		1,543,625
Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp. Senior Notes 4.88% due 03/15/2044	1,235,000	1,251,796
Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.10% due 03/15/2020	380,000	369,672
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 3.55% due 03/01/2022	130,000	124,152
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	375,000	358,565
		852,389
Multimedia — 0.8%
21st Century Fox America, Inc. Company Guar. Notes 6.40% due 12/15/2035	150,000	179,256
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/2031	840,000	1,119,149
Historic TW, Inc. Company Guar. Notes 6.63% due 05/15/2029	50,000	60,181
NBCUniversal Media LLC Senior Notes 5.15% due 04/30/2020	125,000	141,217
News America Holdings, Inc. Company Guar. Notes 8.45% due 08/01/2034	20,000	27,116
News America Holdings, Inc. Company Guar. Notes 8.88% due 04/26/2023	70,000	91,399
News America Inc. Company Guar. Notes 3.00% due 09/15/2022	380,000	365,004
News America, Inc. Company Guar. Notes 6.15% due 02/15/2041	715,000	840,966
News America, Inc. Company Guar. Notes 6.90% due 03/01/2019	150,000	180,462
Security Description	Principal Amount(8)	Value (Note 2)
Multimedia (continued)
News America, Inc. Company Guar. Notes 7.28% due 06/30/2028	$95,000	$117,593
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/2028	207,000	258,544
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 03/15/2023	175,000	228,813
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	118,000	162,614
Time Warner, Inc. Company Guar. Notes 3.40% due 06/15/2022	75,000	74,602
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/2022	625,000	647,209
Time Warner, Inc. Company Guar. Notes 4.70% due 01/15/2021	275,000	300,762
Time Warner, Inc. Company Guar. Notes 7.70% due 05/01/2032	625,000	838,155
Viacom, Inc. Senior Notes 1.25% due 02/27/2015	200,000	201,201
Viacom, Inc. Senior Notes 2.20% due 04/01/2019	630,000	624,636
Viacom, Inc. Senior Notes 5.25% due 04/01/2044	54,000	55,174
Viacom, Inc. Senior Notes 6.13% due 10/05/2017	350,000	402,246
		6,916,299
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.13% due 03/01/2019	166,000	165,257
Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp. Senior Notes 5.88% due 03/01/2024	40,000	40,631
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	625,000	626,106
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/2018	100,000	115,613
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/2032	450,000	622,514
		1,404,864

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	$124,000	$123,124
Xerox Corp. Senior Notes 4.50% due 05/15/2021	233,000	245,539
Xerox Corp. Senior Notes 6.75% due 02/01/2017	250,000	284,490
		653,153
Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 6.75% due 04/30/2020	49,000	50,286
Oil & Gas Drilling — 0.1%
Hercules Offshore, Inc. Company Guar. Notes 7.50% due 10/01/2021*	100,000	101,000
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	321,000	332,080
		433,080
Oil Companies-Exploration & Production — 0.6%
Alta Mesa Holdings LP/ Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018	49,000	52,675
Anadarko Petroleum Corp. Senior Notes 5.75% due 06/15/2014	185,000	186,884
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/2016	300,000	332,836
Anadarko Petroleum Corp. Senior Notes 6.20% due 03/15/2040	200,000	231,580
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	125,000	143,102
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	100,000	118,279
Antero Resources Finance Corp. Company Guar. Notes 5.38% due 11/01/2021*	55,000	55,825
Atlas Energy Holdings Operating Co. LLC/ Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	83,000	87,150
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	51,000	55,208
Concho Resources, Inc. Company Guar. Notes 6.50% due 01/15/2022	260,000	283,400
Security Description	Principal Amount(8)	Value (Note 2)
Oil Companies-Exploration & Production — (continued)
ConocoPhillips Company Guar. Notes 5.90% due 10/15/2032	$300,000	$358,910
ConocoPhillips Company Guar. Notes 6.50% due 02/01/2039	400,000	525,642
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	145,000	150,172
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022	140,000	147,000
Devon Financing Corp. LLC Company Guar. Bonds 7.88% due 09/30/2031	150,000	204,046
EP Energy LLC/ Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	47,000	52,758
EV Energy Partners LP/ EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	115,000	119,025
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	74,000	79,735
Linn Energy LLC/ Linn Energy Finance Corp. Company Guar. Notes 7.25% due 11/01/2019*	109,000	113,632
Memorial Production Partners LP/ Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	79,000	83,345
Midstates Petroleum Co., Inc. Company Guar. Notes 9.25% due 06/01/2021	50,000	52,250
Newfield Exploration Co. Senior Sub. Notes 6.88% due 02/01/2020	130,000	138,450
Northern Oil and Gas, Inc. Company Guar. Notes 8.00% due 06/01/2020	174,000	184,875
Penn Virginia Corp. Company Guar. Notes 8.50% due 05/01/2020	75,000	83,437
Petrohawk Energy Corp. Company Guar. Notes 6.25% due 06/01/2019	210,000	228,375
Petrohawk Energy Corp. Company Guar. Notes 7.25% due 08/15/2018	325,000	344,825
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021	124,000	135,780
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022	785,000	867,425

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — (continued)
Rex Energy Corp. Company Guar. Notes 8.88% due 12/01/2020	$75,000	$82,875
Rosetta Resources, Inc. Company Guar. Notes 5.63% due 05/01/2021	45,000	46,013
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023	110,000	116,600
Stone Energy Corp. Company Guar. Notes 7.50% due 11/15/2022	35,000	37,888
Swift Energy Co. Company Guar. Notes 7.88% due 03/01/2022	110,000	110,000
		5,809,997
Oil Companies-Integrated — 0.2%
Hess Corp. Senior Notes 5.60% due 02/15/2041	405,000	444,752
Hess Corp. Senior Notes 7.30% due 08/15/2031	150,000	189,598
Hess Corp. Senior Notes 7.88% due 10/01/2029	326,000	428,147
Phillips 66 Company Guar. Notes 2.95% due 05/01/2017	350,000	365,111
		1,427,608
Oil Refining & Marketing — 0.1%
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023*	83,000	85,698
Tesoro Corp. Company Guar. Notes 5.13% due 04/01/2024	25,000	24,875
Valero Energy Corp. Company Guar. Notes 4.50% due 02/01/2015	215,000	221,948
Valero Energy Corp. Company Guar. Notes 6.13% due 02/01/2020	100,000	116,117
Valero Energy Corp. Company Guar. Notes 6.63% due 06/15/2037	99,000	119,145
		567,783
Paper & Related Products — 0.2%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	89,000	85,662
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	131,000	145,530
Security Description	Principal Amount(8)	Value (Note 2)
Paper & Related Products (continued)
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	$396,000	$393,208
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	284,000	318,436
International Paper Co. Senior Notes 7.30% due 11/15/2039	200,000	260,918
International Paper Co. Senior Notes 7.95% due 06/15/2018	200,000	244,610
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	82,000	84,460
		1,532,824
Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/2016	20,000	20,836
Express Scripts Holding Co. Company Guar. Notes 3.50% due 11/15/2016	750,000	794,098
Express Scripts Holding Co. Company Guar. Notes 7.25% due 06/15/2019	195,000	236,904
		1,051,838
Pipelines — 1.2%
Access Midstream Partners LP/ ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023	101,000	101,758
Atlas Pipeline Partners LP/ Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	42,000	41,475
Atlas Pipeline Partners LP/ Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020	25,000	26,625
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	210,000	226,860
Duke Energy Field Services LLC Senior Notes 5.38% due 10/15/2015*	200,000	210,826
Duke Energy Field Services LLC Senior Notes 6.45% due 11/03/2036*	220,000	239,146
El Paso Corp. Senior Notes 7.25% due 06/01/2018	370,000	420,907
El Paso Natural Gas Co. LLC Senior Notes 5.95% due 04/15/2017	370,000	414,791

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042	$88,000	$78,421
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 5.00% due 10/01/2021	32,000	33,885
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/2020	508,000	581,452
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	45,000	51,469
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	260,000	248,685
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	850,000	884,640
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	260,000	250,311
Energy Transfer Partners LP Senior Notes 5.20% due 02/01/2022	175,000	188,914
Energy Transfer Partners LP Senior Notes 6.13% due 02/15/2017	300,000	335,917
Energy Transfer Partners LP Senior Notes 6.63% due 10/15/2036	270,000	304,949
Energy Transfer Partners LP Senior Notes 8.50% due 04/15/2014	56,000	56,146
Energy Transfer Partners LP Senior Notes 9.00% due 04/15/2019	47,000	58,978
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/01/2016	750,000	780,499
Enterprise Products Operating LLC Company Guar. Notes 5.95% due 02/01/2041	200,000	228,982
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	700,000	827,840
Genesis Energy LP/ Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018	80,000	86,100
Kinder Morgan Energy Partners LP Senior Notes 3.50% due 03/01/2021	750,000	747,040
Kinder Morgan Energy Partners LP Senior Notes 4.15% due 02/01/2024	625,000	621,261
Security Description	Principal Amount(8)	Value (Note 2)
Pipelines (continued)
Kinder Morgan Energy Partners LP Senior Notes 5.00% due 08/15/2042	$675,000	$640,104
Kinder Morgan Energy Partners LP Senior Bonds 7.40% due 03/15/2031	75,000	91,082
Kinder Morgan, Inc. Senior Sec. Notes 5.00% due 02/15/2021*	55,000	55,078
MarkWest Energy Partners LP/ MarkWest Energy Finance Corp. Company Guar. Notes 4.50% due 07/15/2023	76,000	73,150
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	110,000	102,268
Plains All American Pipeline LP/ PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	250,000	287,077
Tesoro Logistics LP/ Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	75,000	78,375
Williams Partners LP Senior Notes 3.35% due 08/15/2022	205,000	196,382
Williams Partners LP Senior Notes 4.13% due 11/15/2020	90,000	93,448
Williams Partners LP Senior Notes 4.30% due 03/04/2024	600,000	602,660
Williams Partners LP Senior Notes 5.40% due 03/04/2044	108,000	110,822
Williams Partners LP Senior Notes 6.30% due 04/15/2040	150,000	170,445
		10,548,768
Publishing-Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 5.13% due 10/15/2019*	420,000	439,425
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	60,000	69,825
		509,250
Publishing-Periodicals — 0.0%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	89,000	90,558
Racetracks — 0.0%
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.88% due 11/01/2020*	143,000	146,754

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Radio — 0.0%
Sirius XM Radio, Inc. Senior Notes 4.25% due 05/15/2020*	$250,000	$244,375
Real Estate Investment Trusts — 1.5%
AMB Property LP Company Guar. Notes 4.50% due 08/15/2017	85,000	91,945
AMB Property LP Company Guar. Notes 6.13% due 12/01/2016	220,000	246,318
Boston Properties LP Senior Notes 3.70% due 11/15/2018	165,000	175,029
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018	265,000	286,358
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/2017	315,000	347,740
Brandywine Operating Partnership LP Company Guar. Notes 7.50% due 05/15/2015	150,000	160,622
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	450,000	427,636
Duke Realty LP Senior Notes 3.88% due 10/15/2022	230,000	224,612
Duke Realty LP Senior Notes 5.95% due 02/15/2017	15,000	16,705
Duke Realty LP Senior Notes 7.38% due 02/15/2015	250,000	264,187
Duke Realty LP Company Guar. Notes 8.25% due 08/15/2019	200,000	247,631
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/2017	160,000	178,460
HCP, Inc. Senior Notes 2.63% due 02/01/2020	265,000	258,863
HCP, Inc. Senior Notes 3.75% due 02/01/2016	72,000	75,792
HCP, Inc. Senior Notes 3.75% due 02/01/2019	615,000	648,017
HCP, Inc. Senior Notes 4.20% due 03/01/2024	60,000	60,836
HCP, Inc. Senior Notes 4.25% due 11/15/2023	570,000	582,633
HCP, Inc. Senior Notes 6.00% due 01/30/2017	50,000	56,246
Security Description	Principal Amount(8)	Value (Note 2)
Real Estate Investment Trusts (continued)
HCP, Inc. Senior Notes 6.30% due 09/15/2016	$300,000	$337,294
Health Care REIT, Inc. Senior Notes 2.25% due 03/15/2018	600,000	601,770
Health Care REIT, Inc. Senior Notes 4.13% due 04/01/2019	1,120,000	1,186,619
Health Care REIT, Inc. Senior Notes 4.50% due 01/15/2024	150,000	154,484
Kimco Realty Corp. Senior Notes 3.13% due 06/01/2023	825,000	771,603
Kimco Realty Corp. Senior Notes 4.30% due 02/01/2018	150,000	161,376
Liberty Property LP Senior Notes 4.13% due 06/15/2022	300,000	304,278
Liberty Property LP Senior Notes 4.75% due 10/01/2020	80,000	84,733
Liberty Property LP Senior Notes 5.50% due 12/15/2016	110,000	121,074
Omega Healthcare Investors, Inc. Senior Notes 4.95% due 04/01/2024*	174,000	170,307
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024	70,000	73,500
ProLogis LP Company Guar. Notes 3.35% due 02/01/2021	200,000	197,860
Prologis LP Company Guar. Notes 4.00% due 01/15/2018	185,000	197,010
ProLogis LP Company Guar. Notes 4.25% due 08/15/2023	775,000	788,230
ProLogis LP Company Guar. Notes 6.63% due 05/15/2018	177,000	205,950
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	530,000	505,029
Realty Income Corp. Senior Notes 4.65% due 08/01/2023	425,000	444,718
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	160,000	188,908
Simon Property Group LP Senior Notes 1.50% due 02/01/2018*	375,000	369,737

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Simon Property Group LP Senior Notes 5.65% due 02/01/2020	$195,000	$226,008
UDR, Inc. Company Guar. Notes 3.70% due 10/01/2020	76,000	77,140
UDR, Inc. Company Guar. Notes 4.25% due 06/01/2018	70,000	74,778
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.00% due 02/15/2018	1,050,000	1,047,601
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 2.70% due 04/01/2020	110,000	107,071
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.13% due 11/30/2015	155,000	160,845
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	320,000	308,362
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/2021	230,000	247,888
		13,463,803
Real Estate Operations & Development — 0.0%
Regency Centers LP Company Guar. Notes 4.95% due 04/15/2014	100,000	100,100
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/2015	305,000	321,758
		421,858
Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(3)(14)	70,000	3
Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.80% due 11/01/2018*	110,000	111,984
ERAC USA Finance LLC Company Guar. Notes 3.30% due 10/15/2022*	10,000	9,600
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	215,000	270,397
NES Rentals Holdings, Inc. Sec. Notes 7.88% due 05/01/2018*	132,000	141,240
United Rentals North America, Inc. Sec. Notes 5.75% due 07/15/2018	260,000	278,200
		811,421
Security Description	Principal Amount(8)	Value (Note 2)
Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	$241,000	$246,865
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	1,148,000	1,151,544
AutoZone, Inc. Senior Notes 4.00% due 11/15/2020	425,000	443,017
		1,841,426
Retail-Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 5.50% due 02/01/2020	422,000	457,870
Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.70% due 04/01/2023	25,000	23,795
Home Depot, Inc. Senior Notes 5.88% due 12/16/2036	470,000	566,115
Lowes Cos., Inc. Senior Notes 6.65% due 09/15/2037	441,000	563,433
		1,153,343
Retail-Discount — 0.2%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	121,000	114,224
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	200,000	210,454
Wal-Mart Stores, Inc. Senior Bonds 5.25% due 09/01/2035	500,000	564,057
Wal-Mart Stores, Inc. Senior Notes 5.63% due 04/15/2041	580,000	687,964
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/2038	275,000	345,776
		1,922,475
Retail-Drug Store — 0.3%
CVS Caremark Corp. Senior Notes 2.75% due 12/01/2022	1,725,000	1,627,229
CVS Caremark Corp. Senior Notes 5.75% due 05/15/2041	105,000	121,688
CVS Caremark Corp. Senior Notes 6.13% due 09/15/2039	225,000	271,308
CVS Pass-Through Trust Pass Through Certs. 4.70% due 01/10/2036*	95,583	98,929

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Drug Store (continued)
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*	$69,116	$75,370
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*	125,241	139,395
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	180,037	202,218
		2,536,137
Retail-Pawn Shops — 0.0%
Cash America International, Inc. Company Guar. Notes 5.75% due 05/15/2018	100,000	98,500
Retail-Perfume & Cosmetics — 0.0%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	250,000	273,750
Retail-Regional Department Stores — 0.0%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	83,000	80,199
JC Penney Corp., Inc. Company Guar. Notes 7.95% due 04/01/2017	50,000	45,750
		125,949
Retail-Restaurants — 0.0%
Landry's, Inc. Senior Notes 9.38% due 05/01/2020*	94,000	103,518
McDonald's Corp. Senior Notes 3.70% due 02/15/2042	130,000	116,308
PF Chang's China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	121,000	127,352
		347,178
Savings & Loans/Thrifts — 0.1%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017	164,000	176,727
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	461,000	528,124
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	332,000	380,035
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015	120,000	123,579
		1,208,465
Schools — 0.0%
Northwestern University Bonds 4.20% due 12/01/2047	176,000	170,180
Security Description	Principal Amount(8)	Value (Note 2)
Schools (continued)
President and Fellows of Harvard College Bonds 3.62% due 10/01/2037	$76,000	$69,064
University of Pennsylvania Senior Notes 4.67% due 09/01/2112	79,000	74,537
		313,781
Security Services — 0.1%
ADT Corp. Senior Notes 3.50% due 07/15/2022	266,000	233,819
ADT Corp. Senior Notes 6.25% due 10/15/2021*	417,000	428,468
		662,287
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 7.13% due 03/15/2021	359,000	396,246
Special Purpose Entities — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*	237,000	241,883
MassMutual Global Funding II Senior Sec. Notes 2.10% due 08/02/2018*	280,000	278,026
Principal Life Global Funding I Senior Sec. Notes 6.13% due 10/15/2033*	390,000	462,961
		982,870
Specified Purpose Acquisitions — 0.0%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	120,000	120,600
Steel Pipe & Tube — 0.0%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*	63,000	64,418
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	59,000	59,295
Glencore Funding LLC Company Guar. Notes 1.70% due 05/27/2016*	290,000	290,975
United States Steel Corp. Senior Notes 7.38% due 04/01/2020	90,000	98,325
		448,595
Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	194,000	204,767

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020	$110,000	$122,238
Telecom Services — 0.0%
Qwest Corp. Senior Notes 7.50% due 10/01/2014	30,000	30,974
Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 2.95% due 05/15/2016	300,000	312,413
AT&T, Inc. Senior Notes 3.88% due 08/15/2021	235,000	245,104
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	556,000	568,195
AT&T, Inc. Senior Notes 5.50% due 02/01/2018	375,000	423,100
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	85,000	86,913
Frontier Communications Corp. Senior Notes 8.50% due 04/15/2020	151,000	175,538
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021	51,000	60,435
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	150,000	165,000
Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	375,000	388,301
Verizon Communications, Inc. Senior Notes 3.45% due 03/15/2021	460,000	466,298
Verizon Communications, Inc. Senior Notes 3.65% due 09/14/2018	375,000	399,199
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	450,000	457,177
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	242,000	262,822
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	2,035,000	2,226,939
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	1,217,000	1,444,880
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038	590,000	692,771
Security Description	Principal Amount(8)	Value (Note 2)
Telephone-Integrated (continued)
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	$1,906,000	$2,319,478
Verizon Communications, Inc. Senior Notes 7.75% due 12/01/2030	540,000	714,113
		11,408,676
Television — 0.2%
CBS Corp. Company Guar. Notes 4.85% due 07/01/2042	60,000	57,798
CBS Corp. Company Guar. Notes 8.88% due 05/15/2019	405,000	519,245
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020	122,000	132,370
Sinclair Television Group, Inc. Company Guar. Notes 6.38% due 11/01/2021	124,000	128,960
Viacom, Inc. Company Guar. Notes 7.88% due 07/30/2030	395,000	517,716
		1,356,089
Theaters — 0.0%
Regal Entertainment Group Senior Notes 5.75% due 06/15/2023	79,000	80,185
Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	675,000	633,421
Altria Group, Inc. Company Guar. Notes 9.25% due 08/06/2019	31,000	40,906
Altria Group, Inc. Company Guar. Notes 9.70% due 11/10/2018	87,000	114,198
Altria Group, Inc. Company Guar. Notes 9.95% due 11/10/2038	41,000	65,784
Reynolds American, Inc. Company Guar. Notes 3.25% due 11/01/2022	145,000	136,416
Reynolds American, Inc. Company Guar. Notes 6.15% due 09/15/2043	190,000	214,366
Reynolds American, Inc. Company Guar. Notes 7.75% due 06/01/2018	175,000	209,542
		1,414,633
Transport-Equipment & Leasing — 0.0%
Jurassic Holdings III, Inc. Sec. Notes 6.88% due 02/15/2021*	43,000	44,290

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail — 0.4%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	$680,000	$651,409
Burlington Northern Santa Fe LLC Senior Notes 3.85% due 09/01/2023	380,000	385,153
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	650,000	688,919
CSX Corp. Senior Notes 4.25% due 06/01/2021	1,095,000	1,164,101
Union Pacific Corp. Senior Notes 2.95% due 01/15/2023	285,000	272,300
		3,161,882
Transport-Services — 0.0%
United Parcel Service, Inc. Senior Notes 2.45% due 10/01/2022	215,000	203,946
Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 8.50% due 05/15/2019*	39,000	43,095
Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 07/11/2014*	71,000	71,340
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 2.50% due 03/15/2016*	180,000	184,496
Penske Truck Leasing Co. LP/ PTL Finance Corp. Notes 4.25% due 01/17/2023*	15,000	15,137
Penske Truck Leasing Co. LP/ PTL Finance Corp. Senior Notes 4.88% due 07/11/2022*	910,000	963,953
		1,234,926
Web Hosting/Design — 0.0%
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	399,000	407,977
Wireless Equipment — 0.0%
Motorola Solutions, Inc. Senior Notes 6.63% due 11/15/2037	3,835	4,032
Total U.S. Corporate Bonds & Notes (cost $226,938,339)		233,396,918
Security Description	Principal Amount(8)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 5.2%
Agricultural Chemicals — 0.0%
Agrium, Inc. Senior Notes 7.70% due 02/01/2017	$100,000	$111,840
Airlines — 0.0%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	80,000	86,200
Auto-Cars/Light Trucks — 0.0%
Volkswagen International Finance NV Company Guar. Notes 2.13% due 11/20/2018*	299,000	298,911
Auto/Truck Parts & Equipment-Original — 0.0%
Schaeffler Finance BV Senior Sec. Notes 4.75% due 05/15/2021*	234,000	239,265
Banks-Commercial — 1.2%
Abbey National Treasury Services PLC Company Guar. Notes 1.38% due 03/13/2017	215,000	215,285
Abbey National Treasury Services PLC Bank Guar. Notes 3.88% due 11/10/2014*	200,000	204,086
ANZ New Zealand International, Ltd. Bank Guar. Notes 1.13% due 03/24/2016*	487,000	488,568
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	158,000	157,440
Bank of Tokyo-Mitsubishi UFJ, Ltd Senior Notes 2.30% due 03/10/2019*	793,000	790,367
Bank of Tokyo-Mitsubishi UFJ, Ltd Senior Notes 3.75% due 03/10/2024*	210,000	211,308
Banque Federative du Credit Mutuel SA Senior Notes 2.50% due 10/29/2018*	214,000	213,892
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*	2,240,000	2,510,471
Barclays Bank PLC Senior Notes 6.75% due 05/22/2019	150,000	179,970
BPCE SA Bank Guar. Notes 2.50% due 12/10/2018	1,240,000	1,245,909
BPCE SA Sub. Notes 5.15% due 07/21/2024*	780,000	775,975
Commerzbank AG Sub. Notes 8.13% due 09/19/2023*	200,000	228,750
Credit Suisse AG Sub. Notes 5.40% due 01/14/2020	193,000	214,897

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	$314,000	$344,615
ING Bank NV Senior Notes 4.00% due 03/15/2016*	389,000	411,152
Intesa Sanpaolo SpA Bank Guar. Notes 5.25% due 01/12/2024	284,000	291,751
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017	389,000	384,027
Standard Chartered PLC Sub. Notes 3.95% due 01/11/2023*	390,000	372,544
Standard Chartered PLC Sub. Notes 5.20% due 01/26/2024*	602,000	618,048
Standard Chartered PLC Sub. Notes 5.70% due 03/26/2044*	388,000	384,353
Sumitomo Mitsui Banking Corp. Bank Guar. Notes 1.45% due 07/19/2016	575,000	579,413
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 4.44% due 04/02/2024*	220,000	220,204
		11,043,025
Banks-Money Center — 0.0%
ABN Amro Bank NV Senior Notes 4.25% due 02/02/2017*	290,000	311,486
Beverages-Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	294,000	293,706
Coca-Cola Femsa SAB de CV Company Guar. Notes 3.88% due 11/26/2023	203,000	203,815
Coca-Cola Femsa SAB de CV Company Guar. Notes 5.25% due 11/26/2043	311,000	331,144
		828,665
Brewery — 0.1%
Heineken NV Senior Notes 1.40% due 10/01/2017*	585,000	582,444
Cable/Satellite TV — 0.0%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/2018*	200,000	228,105
Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 2.38% due 09/08/2016	340,000	349,860
Security Description	Principal Amount(8)	Value (Note 2)
Cellular Telecom (continued)
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	$320,000	$282,989
Vodafone Group PLC Senior Notes 1.50% due 02/19/2018	350,000	344,124
		976,973
Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 08/01/2023*	78,000	83,460
Chemicals-Specialty — 0.0%
Methanex Corp. Senior Notes 6.00% due 08/15/2015	220,000	233,214
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	82,000	84,050
Diversified Banking Institutions — 0.9%
BNP Paribas SA Senior Notes 2.38% due 09/14/2017	1,490,000	1,526,106
BNP Paribas SA Senior Notes 3.25% due 03/03/2023	250,000	242,732
BNP Paribas SA Company Guar. Notes 5.00% due 01/15/2021	125,000	138,742
Deutsche Bank AG VRS Sub. Notes 4.30% due 05/24/2028	800,000	753,797
HSBC Holdings PLC Senior Notes 5.10% due 04/05/2021	200,000	223,621
HSBC Holdings PLC Sub. Notes 5.25% due 03/14/2044	464,000	469,176
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	1,450,000	1,781,666
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015	775,000	791,437
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023	295,000	302,066
Royal Bank of Scotland Group PLC Sub. Notes 6.10% due 06/10/2023	137,000	142,209
Royal Bank of Scotland Group PLC Sub. Notes 6.13% due 12/15/2022	420,000	439,856
Royal Bank of Scotland Group PLC Senior Notes 6.40% due 10/21/2019	167,000	192,493

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Royal Bank of Scotland PLC Bank Guar. Notes 3.95% due 09/21/2015	$150,000	$156,292
Societe Generale SA Senior Notes 2.63% due 10/01/2018	460,000	464,551
UBS AG Sub. Notes 5.88% due 07/15/2016	535,000	590,388
UBS AG Sub. Notes 7.63% due 08/17/2022	250,000	293,221
		8,508,353
Diversified Financial Services — 0.0%
Hyundai Capital Services, Inc. Senior Notes 6.00% due 05/05/2015*	246,000	259,174
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	49,000	49,490
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 2.88% due 01/15/2019*	225,000	224,331
Ingersoll-Rand Global Holding Co., Ltd. Company Guar. Notes 5.75% due 06/15/2043*	190,000	209,993
		483,814
Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	143,000	154,083
Xstrata Finance Canada, Ltd. Company Guar. Notes 3.60% due 01/15/2017*	150,000	156,219
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.25% due 10/25/2022*	200,000	195,026
		505,328
Diversified Operations — 0.2%
Hutchison Whampoa International 09/19, Ltd. Company Guar. Notes 5.75% due 09/11/2019*	230,000	262,616
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	955,000	1,003,290
		1,265,906
Electric-Integrated — 0.0%
Electricite de France Senior Notes 6.00% due 01/22/2114*	85,000	89,199
Security Description	Principal Amount(8)	Value (Note 2)
Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.63% due 02/15/2020	$300,000	$302,625
Finance-Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	9,000	9,214
Gold Mining — 0.1%
Barrick Gold Corp. Senior Notes 4.10% due 05/01/2023	500,000	474,318
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024*	236,000	236,431
		710,749
Hazardous Waste Disposal — 0.0%
Tervita Corp. Senior Sec. Notes 8.00% due 11/15/2018*	80,000	80,800
Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	315,000	395,639
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*	248,000	250,121
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	20,000	21,000
		666,760
Metal-Diversified — 0.1%
Noranda, Inc. Company Guar. Notes 6.00% due 10/15/2015	225,000	241,251
Rio Tinto Finance USA PLC Company Guar. Notes 1.38% due 06/17/2016	500,000	504,296
		745,547
Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	172,000	160,891
Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/2021	396,000	445,086
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031	74,000	85,427
		530,513
Oil Companies-Exploration & Production — 0.5%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031	134,000	170,617

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	$500,000	$502,499
Canadian Natural Resources, Ltd. Senior Notes 5.70% due 05/15/2017	400,000	450,194
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	475,000	466,916
CNPC General Capital, Ltd. Company Guar. Notes 2.75% due 04/19/2017*	450,000	459,044
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 4.50% due 04/28/2021*	255,000	265,898
Encana Corp. Senior Notes 3.90% due 11/15/2021	1,025,000	1,051,871
Encana Corp. Senior Notes 5.15% due 11/15/2041	145,000	148,977
Gazprom Neft OAO Via GPN Capital SA Senior Notes 4.38% due 09/19/2022*	505,000	448,188
Harvest Operations Corp. Company Guar. Notes 6.88% due 10/01/2017	130,000	140,400
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	75,000	78,938
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*	47,000	49,703
Nexen, Inc. Senior Notes 6.20% due 07/30/2019	100,000	115,734
Nexen, Inc. Senior Notes 7.50% due 07/30/2039	265,000	344,562
		4,693,541
Oil Companies-Integrated — 0.9%
BP Capital Markets PLC Company Guar. Notes 1.38% due 11/06/2017	375,000	373,510
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017	333,000	338,193
BP Capital Markets PLC Company Guar. Notes 2.24% due 09/26/2018	1,350,000	1,360,317
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016	229,000	236,313
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	182,000	183,628
Security Description	Principal Amount(8)	Value (Note 2)
Oil Companies-Integrated (continued)
Cenovus Energy, Inc. Senior Notes 3.80% due 09/15/2023	$850,000	$847,020
Cenovus Energy, Inc. Senior Notes 5.20% due 09/15/2043	525,000	551,423
Husky Energy, Inc. Senior Notes 4.00% due 04/15/2024	131,000	133,224
Lukoil International Finance BV Company Guar. Notes 3.42% due 04/24/2018*	1,280,000	1,245,120
Petrobras Global Finance BV Company Guar. Notes 7.25% due 03/17/2044	134,000	137,554
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	186,000	179,490
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045*	128,000	138,080
Petroleos Mexicanos Company Guar. Notes 6.50% due 06/02/2041	525,000	574,875
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	400,000	515,650
Statoil ASA Company Guar. Notes 1.95% due 11/08/2018	1,030,000	1,030,826
		7,845,223
Real Estate Operations & Development — 0.0%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	108,000	109,350
Security Services — 0.0%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	46,000	49,105
Semiconductor Components-Integrated Circuits — 0.1%
TSMC Global Ltd Company Guar. Notes 1.63% due 04/03/2018*	450,000	436,246
Semiconductor Equipment — 0.0%
Sensata Technologies BV Company Guar. Notes 6.50% due 05/15/2019*	150,000	160,687
Steel-Producers — 0.0%
ArcelorMittal Senior Notes 6.75% due 02/25/2022	31,000	34,023
ArcelorMittal Senior Notes 7.25% due 03/01/2041	50,000	50,187
		84,210

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.1%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	$200,000	$211,000
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*	150,000	160,500
		371,500
Telephone-Integrated — 0.3%
British Telecommunications PLC Senior Notes 2.00% due 06/22/2015	265,000	269,068
Deutsche Telekom International Finance BV Company Guar. Notes 3.13% due 04/11/2016*	250,000	260,608
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/2030	420,000	606,131
Nippon Telegraph & Telephone Corp. General Refunding Mtg. Notes 1.40% due 07/18/2017	290,000	288,803
Telecom Italia Capital SA Company Guar. Notes 7.18% due 06/18/2019	271,000	310,634
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	150,000	160,500
Telefonica Emisiones SAU Company Guar. Notes 3.19% due 04/27/2018	400,000	409,676
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 11/15/2019	270,000	300,927
		2,606,347
Transport-Rail — 0.1%
Canadian Pacific Railway Co. Senior Notes 4.45% due 03/15/2023	425,000	449,609
Canadian Pacific Railway Co. Senior Notes 5.95% due 05/15/2037	285,000	333,277
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022	425,000	451,502
		1,234,388
Total Foreign Corporate Bonds & Notes (cost $46,251,223)		47,017,108
U.S. GOVERNMENT AGENCIES — 17.1%
Federal Home Loan Bank — 1.0%
0.38% due 06/24/2016	2,365,000	2,355,341
1.25% due 12/12/2014	660,000	664,636
2.75% due 03/13/2015	5,680,000	5,819,166
		8,839,143
Security Description	Principal Amount(8)	Value (Note 2)
Federal Home Loan Mtg. Corp. — 4.9%
0.88% due 03/07/2018	$8,000,000	$7,835,856
1.00% due 08/27/2014	2,544,000	2,551,566
1.25% due 10/02/2019	1,272,000	1,218,332
2.00% due 08/25/2016	8,055,000	8,316,522
2.38% due 01/13/2022	1,097,000	1,074,497
2.50% due 01/01/2028	284,145	284,405
2.50% due 04/01/2028	910,377	911,272
3.00% due 08/01/2027	958,570	984,638
3.00% due 10/01/2042	486,658	470,132
3.00% due 11/01/2042	683,740	660,112
3.00% due 02/01/2043	1,388,330	1,334,584
3.00% due 04/01/2043	481,464	464,825
3.00% due 08/01/2043	1,673,086	1,615,486
3.50% due 11/01/2041	602,419	605,903
3.50% due 03/01/2042	244,322	245,735
3.50% due 08/01/2042	1,299,380	1,307,081
3.50% due 09/01/2043	193,683	194,887
3.75% due 03/27/2019	796,000	868,239
4.00% due 05/01/2040	614,830	639,097
4.00% due 10/01/2043	1,264,650	1,312,956
4.00% due April 30 TBA	5,100,000	5,290,652
4.50% due 01/01/2039	36,738	39,132
4.50% due April 30 TBA	2,600,000	2,771,438
5.00% due April 30 TBA	2,000,000	2,172,969
5.50% due 01/01/2036	496,616	548,434
6.00% due 03/01/2040	45,179	50,176
6.25% due 07/15/2032	206,000	274,963
6.50% due 03/01/2037	71,829	80,446
6.50% due 11/01/2037	46,975	53,377
6.75% due 03/15/2031	100,000	139,220
Federal Home Loan Mtg. Corp., Structured Agency Credit Risk FRS Series 2014-DN1, Class M2 2.35% due 02/25/2024(1)	136,000	138,630
Federal Home Loan Mtg. Corp., Structured Pass Through Certs. VRS
Series K701, Class X1 0.29% due 11/25/2017(4)(5)	2,364,584	21,984
Series K013, Class X1 0.66% due 01/25/2021(4)(5)	2,425,347	78,770
		44,556,316
Federal National Mtg. Assoc. — 9.1%
zero coupon due 10/09/2019	1,747,000	1,503,935
0.63% due 10/30/2014	1,505,000	1,509,118
1.63% due 10/26/2015	750,000	765,357
2.38% due 04/11/2016	1,245,000	1,292,108
2.50% due 04/01/2028	569,277	569,424
2.50% due April 15 TBA	2,800,000	2,797,813
3.00% due 10/01/2027	1,325,048	1,363,244
3.00% due 11/01/2027	349,313	359,240
3.00% due 03/01/2042	483,976	467,733
3.00% due 12/01/2042	238,389	230,389
3.00% due 05/01/2043	627,734	606,667
3.00% due April 30 TBA	12,600,000	12,347,063
3.50% due 09/01/2026	511,369	536,658
3.50% due 08/01/2027	142,873	149,896

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 10/01/2028	$144,489	$151,723
3.50% due 03/01/2042	608,005	612,118
3.50% due 06/01/2042	412,602	415,393
3.50% due 07/01/2042	87,914	87,681
3.50% due 08/01/2042	857,911	858,967
3.50% due 03/01/2043	340,860	343,194
3.50% due 08/01/2043	2,820,737	2,839,820
3.50% due April 15 TBA	1,300,000	1,362,969
3.50% due April 30 TBA	9,600,000	9,657,000
4.00% due 08/01/2026	708,995	750,882
4.00% due 06/01/2039	288,515	301,143
4.00% due 09/01/2040	290,100	301,577
4.00% due 10/01/2040	414,291	430,676
4.00% due 11/01/2040	550,113	571,855
4.00% due 03/01/2041	689,193	716,251
4.00% due 10/01/2041	425,714	442,615
4.00% due 11/01/2041	529,836	550,913
4.00% due 10/01/2043	164,942	171,437
4.00% due 11/01/2043	684,286	711,282
4.00% due April 15 TBA	1,200,000	1,268,766
4.00% due April 30 TBA	9,892,000	10,281,498
4.50% due 10/01/2024	115,304	122,206
4.50% due 05/01/2025	686,741	737,816
4.50% due 01/01/2039	34,705	36,998
4.50% due 06/01/2039	433,131	464,269
4.50% due 09/01/2039	291,573	311,104
4.50% due 05/01/2041	302,753	323,072
4.50% due 03/01/2042	861,093	919,716
4.50% due April 30 TBA	9,021,000	9,608,855
5.00% due 03/15/2016	55,000	59,883
5.00% due 05/01/2040	702,461	767,394
5.00% due 06/01/2040	248,866	271,305
5.00% due 07/01/2040	1,275,340	1,392,194
5.50% due 12/01/2029	112,891	124,888
5.50% due 08/01/2034	146,422	162,777
5.50% due 08/01/2037	434,398	479,855
5.50% due 06/01/2038	297,343	328,503
5.50% due April 30 TBA	1,900,000	2,098,090
6.00% due 11/01/2037	487,869	542,862
6.00% due 11/01/2038	34,881	38,803
6.00% due 06/01/2040	296,287	329,466
6.50% due 07/01/2036	47,963	53,819
6.50% due 09/01/2037	166,455	187,221
6.50% due 10/01/2037	118,224	133,125
6.50% due 10/01/2038	75,763	85,421
6.50% due 02/01/2039	59,600	67,181
6.63% due 11/15/2030	871,000	1,196,829
7.25% due 05/15/2030	2,260,000	3,258,124
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 1.75% due 01/25/2024(1)	171,447	173,260
Fannie Mae Connecticut Avenue Securities FRS Series 2013-C01, Class M1 2.15% due 10/25/2023(1)	395,831	403,189
Security Description	Principal Amount(8)	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC Series 2011-117, Class MA 2.00% due 08/25/2040(1)	$881,578	$870,861
		82,875,491
Government National Mtg. Assoc. — 2.1%
4.00% due 03/15/2039	275,074	289,398
4.00% due 04/15/2039	30,054	31,619
4.00% due 05/15/2039	80,337	84,487
4.00% due 08/15/2039	29,275	30,787
4.00% due 10/15/2039	92,767	97,559
4.00% due 03/15/2040	90,742	95,430
4.00% due 09/15/2040	100,793	106,055
4.00% due 10/15/2040	64,387	67,716
4.00% due 12/15/2040	33,339	35,062
4.00% due 01/15/2041	37,323	39,254
4.00% due 02/15/2041	33,143	34,855
4.00% due 06/15/2041	285,633	300,715
4.00% due 07/15/2041	109,613	115,280
4.00% due 08/15/2041	853,290	897,546
4.00% due 09/15/2041	191,120	200,994
4.00% due 10/15/2041	321,172	337,785
4.00% due 11/15/2041	390,284	410,457
4.00% due 12/15/2041	382,212	401,966
4.00% due 01/15/2042	98,139	103,208
4.00% due 02/15/2042	27,831	29,268
4.00% due 03/15/2042	173,219	182,170
4.00% due 04/15/2042	16,120	16,954
4.00% due 03/20/2044	500,000	526,338
4.50% due 04/15/2018	34,935	36,558
4.50% due 05/15/2018	250,310	261,815
4.50% due 08/15/2018	13,549	14,214
4.50% due 09/15/2018	119,269	125,019
4.50% due 10/15/2018	444,623	466,220
4.50% due 09/15/2033	137,262	149,366
4.50% due 03/15/2039	240,045	259,032
4.50% due 05/15/2039	161,592	174,386
4.50% due 07/15/2039	87,122	94,026
4.50% due 10/15/2039	318,691	344,978
4.50% due 11/15/2039	10,557	11,397
4.50% due 01/15/2040	109,705	118,616
4.50% due 02/15/2040	165,065	179,106
4.50% due 03/15/2040	131,989	142,715
4.50% due 04/15/2040	6,608	7,145
4.50% due 05/15/2040	266,746	288,276
4.50% due 06/15/2040	271,785	294,039
4.50% due 07/15/2040	72,962	79,152
4.50% due 09/15/2040	273,401	295,038
4.50% due 03/15/2041	228,121	246,872
4.50% due 04/15/2041	87,546	94,493
4.50% due 05/15/2041	268,028	289,803
4.50% due 06/15/2041	329,984	356,724
4.50% due 07/15/2041	277,782	300,237
4.50% due 08/15/2041	379,400	409,512
5.00% due 06/15/2033	5,807	6,407
5.00% due 08/15/2033	42,721	47,137
5.00% due 09/15/2033	70,707	78,015

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.00% due 10/15/2033	$40,541	$44,730
5.00% due 11/15/2033	7,788	8,645
5.00% due 06/15/2034	153,261	168,981
5.00% due 05/15/2035	5,537	6,100
5.00% due 09/15/2035	6,406	7,058
5.00% due 11/15/2035	180,115	196,941
5.00% due 02/15/2036	115,231	126,004
5.00% due 02/20/2036	354,723	389,815
5.00% due 03/15/2036	74,709	81,715
5.00% due 05/15/2036	192,467	212,013
5.00% due 06/15/2036	65,399	71,487
5.00% due 08/15/2036	9,556	10,530
5.00% due 07/15/2038	616,627	674,588
5.00% due 08/15/2038	1,709,039	1,869,333
5.50% due 02/15/2032	6,674	7,460
5.50% due 03/15/2032	10,174	11,269
5.50% due 12/15/2032	8,093	9,004
5.50% due 01/15/2033	5,588	6,232
5.50% due 02/15/2033	30,940	34,507
5.50% due 03/15/2033	133,363	147,865
5.50% due 04/15/2033	407,029	454,542
5.50% due 05/15/2033	1,075	1,189
5.50% due 06/15/2033	604,203	673,745
5.50% due 07/15/2033	640,067	716,500
5.50% due 08/15/2033	93,764	104,888
5.50% due 09/15/2033	14,546	16,365
5.50% due 11/15/2033	91,658	101,500
5.50% due 12/15/2033	4,875	5,424
5.50% due 01/15/2034	192,610	215,455
5.50% due 02/15/2034	83,115	92,974
6.00% due 04/15/2028	221,149	253,617
6.00% due 01/15/2029	32,926	36,845
6.00% due 03/15/2029	26,293	29,411
6.00% due 11/15/2031	13,582	15,208
6.00% due 12/15/2031	28,789	32,204
6.00% due 04/15/2032	27,360	31,501
6.00% due 09/15/2032	24,505	28,209
6.00% due 10/15/2032	117,399	135,133
6.00% due 11/15/2032	38,779	44,646
6.00% due 01/15/2033	6,084	7,002
6.00% due 02/15/2033	65,547	75,455
6.00% due 03/15/2033	21,850	24,470
6.00% due 09/15/2033	29,989	34,020
6.00% due 01/15/2034	196,442	220,000
6.00% due 03/15/2034	32,706	36,627
6.00% due 05/15/2034	12,998	14,554
6.00% due 07/15/2034	23,028	25,790
6.00% due 08/15/2034	199,866	228,939
6.00% due 09/15/2034	18,588	21,398
6.00% due 11/15/2034	185,130	207,337
6.00% due 03/15/2035	61,816	69,198
6.00% due 08/15/2035	161,945	182,356
6.00% due 01/15/2036	73,244	84,148
6.00% due 02/15/2036	57,089	64,495
6.00% due 04/15/2036	153,647	172,984
6.00% due 05/15/2036	60,908	69,550
Security Description	Principal Amount(8)	Value (Note 2)
Government National Mtg. Assoc. (continued)
6.00% due 06/15/2036	$216,934	$249,088
6.00% due 07/15/2036	43,228	48,417
6.00% due 08/15/2036	158,603	182,297
6.00% due 09/15/2036	113,434	127,076
6.00% due 10/15/2036	294,141	331,967
6.00% due 11/15/2036	135,925	152,189
6.00% due 12/15/2036	22,315	24,993
6.50% due 09/15/2028	7,517	8,475
6.50% due 09/15/2031	14,198	16,201
6.50% due 10/15/2031	9,475	10,687
6.50% due 11/15/2031	2,732	3,081
6.50% due 12/15/2031	11,160	12,586
7.50% due 09/15/2030	23,447	24,332
		19,408,546
Tennessee Valley Authority — 0.0%
1.75% due 10/15/2018	105,000	104,765
Total U.S. Government Agencies (cost $154,614,326)		155,784,261
U.S. GOVERNMENT TREASURIES — 39.9%
United States Treasury Bonds — 6.4%
2.75% due 08/15/2042	2,756,000	2,352,935
2.75% due 11/15/2042	1,972,000	1,680,205
2.88% due 05/15/2043	3,382,000	2,951,850
3.13% due 11/15/2041	548,000	507,928
3.13% due 02/15/2042	1,930,000	1,786,456
3.13% due 02/15/2043	1,819,100	1,674,140
3.50% due 02/15/2039	1,328,000	1,332,150
3.63% due 08/15/2043	3,158,000	3,196,490
3.63% due 02/15/2044	1,706,000	1,725,725
3.75% due 08/15/2041	427,000	444,881
3.75% due 11/15/2043	5,855,000	6,061,752
3.88% due 08/15/2040	1,577,000	1,680,984
4.25% due 05/15/2039	67,000	75,846
4.25% due 11/15/2040	1,100,000	1,246,093
4.38% due 02/15/2038	1,183,000	1,363,592
4.38% due 11/15/2039	1,271,000	1,467,211
4.38% due 05/15/2040	953,000	1,100,566
4.50% due 02/15/2036	1,034,000	1,213,657
4.50% due 05/15/2038	49,000	57,529
4.63% due 02/15/2040	1,187,000	1,423,101
4.75% due 02/15/2041	1,123,000	1,373,921
5.25% due 11/15/2028	252,000	315,236
5.38% due 02/15/2031	500,000	639,609
6.13% due 11/15/2027	544,000	732,530
6.25% due 08/15/2023	1,613,000	2,105,468
6.38% due 08/15/2027	1,217,000	1,669,953
6.75% due 08/15/2026	377,000	527,977
7.88% due 02/15/2021	1,267,000	1,726,683
8.13% due 08/15/2019	39,000	51,663
8.13% due 05/15/2021	13,000	18,038
8.75% due 05/15/2017	1,725,000	2,137,382
8.75% due 05/15/2020	1,035,000	1,438,084
8.75% due 08/15/2020	1,389,000	1,943,297
9.00% due 11/15/2018	3,770,000	5,023,525
9.13% due 05/15/2018	32,000	41,977

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
United States Treasury Bonds TIPS 1.38% due 02/15/2044(9)	$4,581,251	$4,675,025
		57,763,459
United States Treasury Notes — 33.5%
0.25% due 10/31/2015	143,000	142,967
0.38% due 03/15/2015	5,270,000	5,281,531
0.38% due 04/15/2015	3,979,000	3,988,327
0.38% due 06/15/2015	10,587,000	10,614,293
0.38% due 01/31/2016	5,371,000	5,372,676
0.38% due 03/15/2016	1,813,000	1,811,725
0.63% due 08/31/2017	12,882,000	12,663,611
0.63% due 11/30/2017	3,955,000	3,866,938
0.63% due 04/30/2018	2,441,000	2,364,528
0.75% due 06/30/2017	9,225,000	9,138,516
0.75% due 10/31/2017	65,000	63,949
0.75% due 12/31/2017	50,000	49,027
0.88% due 11/30/2016	10,404,000	10,439,769
0.88% due 01/31/2017	10,928,000	10,941,660
0.88% due 02/28/2017	4,356,000	4,356,340
0.88% due 07/31/2019	4,664,000	4,428,249
1.00% due 08/31/2016	13,077,000	13,192,444
1.00% due 09/30/2016	10,153,000	10,235,493
1.00% due 10/31/2016	7,870,000	7,928,411
1.00% due 03/31/2017	7,814,000	7,833,535
1.13% due 12/31/2019	1,985,000	1,891,332
1.25% due 08/31/2015	1,641,000	1,665,359
1.25% due 09/30/2015	1,716,000	1,742,075
1.25% due 10/31/2015	7,703,000	7,822,158
1.25% due 11/30/2018	5,276,000	5,183,670
1.25% due 02/29/2020	7,778,000	7,432,245
1.38% due 11/30/2015	1,100,000	1,119,507
1.38% due 06/30/2018	59,000	58,723
1.38% due 07/31/2018	1,916,000	1,904,623
1.38% due 09/30/2018	7,787,000	7,717,042
1.38% due 05/31/2020	4,553,000	4,360,918
1.50% due 08/31/2018	4,423,000	4,414,707
1.63% due 08/15/2022	3,314,000	3,081,503
1.63% due 11/15/2022	4,997,000	4,624,179
1.75% due 07/31/2015	2,604,000	2,658,215
1.75% due 05/15/2022	3,185,000	3,005,347
1.75% due 05/15/2023	5,389,000	4,992,402
1.88% due 08/31/2017	3,079,000	3,156,936
1.88% due 10/31/2017	984,000	1,007,370
2.00% due 01/31/2016	3,397,000	3,498,380
2.00% due 11/15/2021	4,434,000	4,302,363
2.00% due 02/15/2022	1,160,000	1,121,575
2.00% due 02/15/2023	2,884,000	2,742,730
2.13% due 12/31/2015	1,000,000	1,031,094
2.13% due 08/15/2021	7,667,000	7,534,622
2.38% due 08/31/2014	179,000	180,685
2.38% due 02/28/2015	5,244,000	5,350,516
2.38% due 05/31/2018	4,163,000	4,322,039
2.50% due 04/30/2015	4,599,000	4,714,872
2.50% due 08/15/2023	1,952,000	1,924,092
2.63% due 04/30/2016	4,372,000	4,567,376
Security Description	Principal Amount(8)	Value (Note 2)
United States Treasury Notes (continued)
2.63% due 08/15/2020	$922,000	$948,147
2.63% due 11/15/2020	2,646,000	2,714,216
2.75% due 12/31/2017	318,000	335,316
2.75% due 02/15/2019	1,649,000	1,731,064
2.75% due 02/15/2024	471,000	472,031
3.13% due 05/15/2019	2,092,000	2,231,413
3.13% due 05/15/2021	7,000	7,373
3.38% due 11/15/2019	816,000	879,941
3.50% due 05/15/2020	699,000	757,268
3.63% due 08/15/2019	19,000	20,744
3.63% due 02/15/2020	3,814,000	4,162,027
3.63% due 02/15/2021	3,869,000	4,208,745
3.88% due 05/15/2018	21,000	23,090
4.00% due 02/15/2015	4,227,000	4,370,156
4.00% due 08/15/2018	29,000	32,095
4.25% due 08/15/2015	831,000	877,062
4.25% due 11/15/2017	69,000	76,444
4.50% due 05/15/2017	30,000	33,248
United States Treasury Notes FRS 0.08% due 01/31/2016	699,000	698,610
United States Treasury Notes TIPS 0.13% due 04/15/2018(9)	27,469,358	28,100,302
0.63% due 01/15/2024(9)	18,193,379	18,255,927
		304,777,863
Total U.S. Government Treasuries (cost $361,331,045)		362,541,322
MUNICIPAL BONDS & NOTES — 0.4%
U.S. Municipal Bonds & Notes — 0.4%
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	325,000	418,863
California State Public Works Board Revenue Bonds Series G2 8.36% due 10/01/2034	125,000	161,765
Los Angeles County Metropolitan Transportation Authority Revenue Bonds 5.74% due 06/01/2039	215,000	249,275
Metropolitan Transportation Authority Revenue Bonds Series A2 6.09% due 11/15/2040	130,000	157,790
New Jersey State Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	125,000	175,299
New York State Dormitory Authority Revenue Bonds Series F 5.63% due 03/15/2039	30,000	34,708
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	258,000	249,084

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
U.S. Municipal Bonds & Notes (continued)
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	$190,000	$177,952
Port Authority of New York & New Jersey Revenue Bonds Series 168 4.93% due 10/01/2051	185,000	189,729
Port Authority of New York & New Jersey Revenue Bonds Series 158 5.86% due 12/01/2024	150,000	179,580
State of California General Obligation Bonds 4.85% due 10/01/2014	125,000	127,789
State of California General Obligation Bonds 7.55% due 04/01/2039	375,000	521,055
State of California General Obligation Bonds 7.63% due 03/01/2040	275,000	383,864
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	120,000	118,432
University of California Revenue Bonds Series H 6.55% due 05/15/2048	450,000	555,543
Total Municipal Bonds & Notes (cost $3,432,098)		3,700,728
LOANS(16)(17)(18) — 1.9%
Advertising Sales — 0.0%
Advantage Sales & Marketing, Inc. FRS 1st Lein 4.25% due 12/17/2017	139,647	140,433
Airlines — 0.1%
American Airlines, Inc. FRS BTL-B 3.75% due 06/27/2019	587,043	589,733
Alternative Waste Technology — 0.0%
Darling International, Inc. FRS BTL-B1 3.25% due 01/06/2021	255,000	255,555
Applications Software — 0.0%
Verint Systems, Inc. FRS BTL 3.50% due 09/06/2019	300,000	300,337
Auto-Cars/Light Trucks — 0.0%
Chrysler Group LLC FRS BTL 3.25% due 12/31/2018	225,000	224,337
Security Description	Principal Amount(8)	Value (Note 2)
Auto/Truck Parts & Equipment-Original — 0.0%
Tower Automotive Holdings USA LLC FRS BTL-B 4.00% due 04/23/2020	$120,000	$120,525
Casino Hotels — 0.1%
Caesars Entertainment Operating Co., Inc. FRS BTL-B5 4.49% due 01/28/2018	137,000	127,859
Caesars Entertainment Operating Co., Inc. FRS BTL-B4 9.50% due 10/31/2016	134,648	134,527
MGM Resorts International FRS BTL-B 3.50% due 12/20/2019	248,741	248,689
		511,075
Cellular Telecom — 0.0%
Crown Castle Operating Co. FRS BTL-B2 3.25% due 01/31/2021	194,513	194,573
LTS Buyer LLC FRS 1st Lien 4.00% due 04/13/2020	169,648	169,754
		364,327
Chemicals-Specialty — 0.0%
W.R. Grace & Co. FRS BTL-B1 3.00% due 02/03/2021	90,000	90,019
W.R. Grace & Co. FRS Delayed Draw 3.00% due 02/03/2021(19)	31,250	31,256
		121,275
Coal — 0.1%
Arch Coal, Inc. FRS BTL-B 6.25% due 05/16/2018	248,737	245,706
Sandy Creek Energy Assoc. LP FRS BTL-B1 5.00% due 11/08/2020	374,063	374,920
		620,626
Commercial Services — 0.1%
Brand Energy & Infrastructure Services FRS BTL-B 4.75% due 11/26/2020	189,419	190,410
Brickman Group Holdings, Inc. FRS 1st Lien 4.00% due 12/18/2020	199,500	200,177
ServiceMaster Co. FRS Tranche B 4.41% due 01/31/2017	447,722	449,331
		839,918

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
LOANS(15)(16)(17)(18) (continued)
Commercial Services-Finance — 0.0%
Transunion LLC FRS BTL-B 4.00% due 04/09/2021	$139,640	$139,291
TransUnion LLC FRS BTL-B1 4.25% due 02/10/2019	139,279	139,758
		279,049
Consulting Services — 0.0%
Sedgwick, Inc. FRS BTL-1 3.75% due 03/01/2021	270,000	267,637
Sedgwick, Inc. FRS BTL-2 6.75% due 02/28/2022	125,000	124,766
		392,403
Containers-Metal/Glass — 0.0%
Ardagh Packaging FRS Tranche B 4.25% due 12/17/2019	124,688	125,337
Containers-Paper/Plastic — 0.1%
Berry Plastics Group, Inc. FRS BTL-E 3.75% due 01/06/2021	786,984	786,062
Data Processing/Management — 0.0%
First Data Corp. FRS BTL-B 4.15% due 03/23/2018	250,000	250,959
Diversified Minerals — 0.1%
FMG Resources, August 2006 Pty, Ltd. FRS BTL 4.25% due 06/30/2019	696,500	702,703
Electric-Generation — 0.0%
EFS Cogen Holdings I LLP FRS BTL-B1 3.75% due 12/17/2020	105,611	106,304
Electronic Components-Semiconductors — 0.0%
Freescale Semiconductor, Inc. FRS BTL-B4 4.25% due 02/28/2020	248,881	249,996
Entertainment Software — 0.0%
Activision Blizzard, Inc. FRS Tranche B 3.25% due 10/11/2020	211,875	212,172
Filtration/Separation Products — 0.0%
Filtration Group, Inc. FRS 1st Lien 4.50% due 11/20/2020	114,713	115,716
Finance-Other Services — 0.1%
Sam Finance Lux S.A.R.L. FRS BTL-B 4.25% due 12/17/2020	588,525	589,996
Security Description	Principal Amount(8)	Value (Note 2)
Food-Canned — 0.0%
Del Monte Foods Co. FRS BTL 4.25% due 02/18/2021	$255,000	$255,254
Food-Misc./Diversified — 0.0%
Dole Food Co., Inc. FRS Tranche B 4.50% due 11/01/2018	214,463	215,696
Home Decoration Products — 0.1%
Wilsonart International Holding LLC FRS 1st Lien 4.00% due 10/31/2019	523,688	523,360
Hotel/Motels — 0.0%
La Quinta Intermediate Holding FRS BTL-B 1.00% due 04/14/2021	140,000	140,241
Independent Power Producers — 0.0%
Calpine Corp. FRS Delayed Draw 4.00% due 10/31/2020	129,675	130,242
NRG Energy, Inc. FRS BTL 2.75% due 07/01/2018	248,744	246,987
		377,229
Insurance-Property/Casualty — 0.1%
Asurion LLC FRS Tranche B2 4.25% due 07/08/2020	323,371	322,428
Asurion LLC FRS BTL-2 8.50% due 03/03/2021	125,000	129,349
		451,777
Internet Connectivity Services — 0.1%
Zayo Group LLC FRS BTL-B1 4.00% due 07/02/2019	497,471	498,456
Investment Management/Advisor Services — 0.1%
Nuveen Investments, Inc. FRS 1st Lien 4.15% due 05/13/2017	350,000	351,477
Nuveen Investments, Inc. FRS 2nd Lien 6.50% due 02/28/2019	250,000	251,156
		602,633
Machinery-General Industrial — 0.1%
Gardner Denver, Inc. FRS BTL-1 4.25% due 07/30/2020	248,750	248,952
Pro Mach, Inc. FRS BTL-B 4.50% due 07/06/2017	121,366	121,973
RBS Global, Inc. FRS BTL-B1 4.00% due 08/21/2020	348,250	349,283
		720,208

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount(8)	Value (Note 2)
LOANS(16)(17)(18) (continued)
Medical Labs & Testing Services — 0.0%
American Renal Holdings Co., Inc. FRS BTL-B1 4.50% due 08/20/2019	$199,496	$199,870
Medical-Biomedical/Gene — 0.0%
Medpace, Inc. FRS BTL-B 5.00% due 04/01/2021	100,000	100,500
Medical-Drugs — 0.1%
PRA Holdings, Inc. FRS BTL 4.50% due 09/23/2020	213,925	214,085
Salix Pharmaceuticals, Ltd. FRS BTL 4.25% due 01/02/2020	241,938	244,433
		458,518
Medical-Hospitals — 0.0%
CHS/Community Health Systems, Inc. FRS Tranche D 4.25% due 01/27/2021	104,738	105,752
Metal Processors & Fabrication — 0.1%
AFGlobal Corp. FRS BTL-1 5.00% due 12/19/2019	99,500	100,246
Crosby US Aquisition Corp. FRS 1st Lien 4.00% due 11/23/2020	543,638	542,958
		643,204
Oil & Gas Drilling — 0.0%
Seadrill Operating LP FRS BTL-B 4.00% due 02/21/2021	119,700	119,561
Oil Refining & Marketing — 0.0%
Western Refining, Inc. FRS Tranche B 4.25% due 11/12/2020	119,700	120,997
Paper & Related Products — 0.0%
Exopack Holdings SA FRS BTL-B 5.25% due 05/08/2019	149,625	151,869
Pipelines — 0.0%
Energy Transfer Equity LP FRS Tranche B 3.25% due 12/02/2019	180,500	180,336
Publishing-Newspapers — 0.1%
Tribune Co. FRS BTL 4.00% due 12/27/2020	673,313	674,154
Recreational Centers — 0.0%
Town Sports International LLC FRS BTL-B 4.50% due 11/15/2020	189,525	187,748
Security Description	Principal Amount(8)	Value (Note 2)
Retail-Bedding — 0.0%
Serta Simmons Holdings LLC FRS BTL-B 4.25% due 10/01/2019	$208,360	$209,382
Retail-Discount — 0.1%
BJ's Wholesale Club, Inc. FRS 1st Lien 4.50% due 09/26/2019	628,425	631,605
Satellite Telecom — 0.1%
Intelsat Jackson Holdings, Ltd. FRS Tranche B2 3.75% due 06/30/2019	532,591	534,585
Semiconductor Components-Integrated Circuits — 0.0%
NXP BV FRS Tranche D 3.75% due 01/11/2020	189,050	188,696
Specified Purpose Acquisitions — 0.1%
Opal Acquisition, Inc. FRS BTL-B1 5.00% due 11/27/2020	413,963	416,097
Telecom Services — 0.0%
Ziggo NV FRS BTL-B1 2.98% due 01/15/2022(20)	80,000	79,356
Ziggo NV FRS BTL-B2 2.98% due 01/15/2022(20)	50,000	49,598
Ziggo NV FRS BTL-B3 2.98% due 01/15/2022(20)	80,000	79,356
		208,310
Telecommunication Equipment — 0.0%
Alcatel-Lucent USA, Inc. FRS BTL-C 4.50% due 01/30/2019	248,741	250,340
Television — 0.1%
ION Media Networks, Inc. FRS BTL 5.00% due 12/18/2020	144,638	146,446
Univision Communications, Inc. FRS 1st Lien 4.00% due 03/01/2020	248,748	250,303
		396,749
Transport-Equipment & Leasing — 0.0%
Fly Funding II Sarl FRS BTL 4.50% due 08/09/2019	128,375	129,899
Total Loans (cost $17,495,006)		17,591,864
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Regional Authority — 0.1%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017	159,000	159,578
Province of British Columbia Senior Notes 2.85% due 06/15/2015	194,000	199,948
		359,526

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares/ Principal Amount(8)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign — 0.2%
Federative Republic of Brazil Senior Bonds 7.13% due 01/20/2037		$220,000	$263,725
Government of Canada Senior Notes 0.88% due 02/14/2017		181,000	180,902
Republic of Hungary Senior Notes 4.00% due 03/25/2019		214,000	212,502
Russian Federation Bonds 8.15% due 02/03/2027	RUB	15,675,000	425,987
United Mexican States Senior Notes 3.50% due 01/21/2021		310,000	313,875
United Mexican States Senior Notes 4.75% due 03/08/2044		374,000	355,300
United Mexican States Senior Notes 5.75% due 10/12/2110		132,000	129,690
United Mexican States Bonds 8.00% due 12/07/2023	MXN	5,102,100	442,271
			2,324,252
Total Foreign Government Obligations (cost $2,651,097)			2,683,778
EXCHANGE-TRADED FUNDS — 0.7%
iShares Barclays 1-3 Year Treasury Bond Fund		22,468	1,897,422
iShares Barclays 3-7 Year Treasury Bond Fund		14,904	1,799,062
iShares Barclays 7-10 Year Treasury Bond Fund		8,115	825,539
iShares Barclays 10-20 Year Treasury Bond Fund		4,732	596,800
iShares Barclays 20+ Year Treasury Bond Fund		8,683	947,315
Total Exchange-Traded Funds (cost $6,011,289)			6,066,138
COMMON STOCKS — 0.0%
Insurance-Reinsurance — 0.0%
WMI Holdings Corp.†		1,980	6,435
Television — 0.0%
ION Media Networks, Inc.†(3)(13)(14)		22	6,116
Total Common Stocks (cost $0)			12,551
PREFERRED SECURITIES — 0.1%
Banks-Commercial — 0.0%
Zions Bancorporation FRS Series G 6.30%		$12,119	$301,763
Security Description	Principal Amount(8)	Value (Note 2)
Electric-Integrated — 0.0%
Entergy Louisiana LLC 4.70%	$7,781	$158,344
Telecom Services — 0.1%
Qwest Corp. 6.13%	14,710	324,061
Telephone-Integrated — 0.0%
Verizon Communications, Inc. 5.90%	4,525	112,944
Total Preferred Securities (cost $978,339)		897,112
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Banks-Commercial — 0.1%
Zions Bancorporation FRS Series I 5.80% due 06/15/2023(10)	317,000	295,602
Banks-Fiduciary — 0.0%
State Street Capital Trust IV FRS 1.23% due 06/01/2077	300,000	246,000
Banks-Super Regional — 0.0%
Wells Fargo Capital X 5.95% due 12/01/2086	84,000	84,000
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. FRS Series Q 5.15% due 05/01/2023(10)	446,000	418,125
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(10)	199,000	195,877
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(10)	211,000	238,430
JPMorgan Chase Capital XXIII FRS 1.24% due 05/15/2077	30,000	22,800
		875,232
Diversified Financial Services — 0.0%
General Electric Capital Corp. FRS Series C 5.25% due 06/15/2023(10)	200,000	194,540
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(14)	58,000	6
Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. FRS 4.75% due 04/30/2043	142,000	134,190
Food-Dairy Products — 0.0%
Land O' Lakes Capital Trust I 7.45% due 03/15/2028*	230,000	224,250
Insurance-Life/Health — 0.0%
Prudential Financial, Inc. FRS 5.63% due 06/15/2043	167,000	170,340

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Shares/ Principal Amount(8)	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Insurance-Multi-line — 0.1%
MetLife, Inc. 6.40% due 12/15/2066	$189,000	$199,395
Nationwide Mutual Insurance Co. 9.38% due 08/15/2039*	350,000	514,723
		714,118
Insurance-Property/Casualty — 0.1%
ACE Capital Trust II 9.70% due 04/01/2030	250,000	361,250
Sompo Japan Insurance, Inc. FRS 5.33% due 03/28/2073*	450,000	478,125
		839,375
Special Purpose Entity — 0.0%
Goldman Sachs Capital I 6.35% due 02/15/2034	250,000	258,847
Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. FRS 5.75% due 12/15/2053	284,000	304,590
Total Preferred Securities/Capital Securities (cost $4,044,939)		4,341,090
OPTIONS-PURCHASED — 0.0%
Call Options-Purchased(15)	12,800,000	19,035
Call Options-Purchased(15)	18,205,000	30,493
Call Options-Purchased(15)	9,165,000	15,770
Call Options-Purchased(15)	8,465,000	67,036
Put Options-Purchased(15)	6,440,000	112,163
Total Options-Purchased (cost $331,761)		244,497
Total Long-Term Investment Securities (cost $904,554,741)		914,773,307
REPURCHASE AGREEMENTS — 6.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2014, to be repurchased 04/01/2014 in the amount of $2,103,000 and collateralized by $2,190,000 of United States Treasury Notes, bearing interest at 0.75%, due 12/31/2017 and having an approximate value of $2,148,938	2,103,000	2,103,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2014, to be repurchased 04/01/2014 in the amount of $17,393,000 and collateralized by $19,445,000 of Federal Home Loan Mtg. Corp Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $17,741,093	17,393,000	17,393,000
Bank of America Securities LLC Joint Repurchase Agreement(11)	8,520,000	8,520,000
Barclays Capital PLC Joint Repurchase Agreement(11)	9,920,000	9,920,000
Security Description	Principal Amount(8)	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
BNP Paribas SA Joint Repurchase Agreement(11)	$6,600,000	$6,600,000
Deutsche Bank AG Joint Repurchase Agreement(11)	6,600,000	6,600,000
UBS Securities LLC Joint Repurchase Agreement(11)	8,515,000	8,515,000
Total Repurchase Agreements (cost $59,651,000)		59,651,000
TOTAL INVESTMENTS (cost $964,205,741)(12)	107.2%	974,424,307
Liabilities in excess of other assets	(7.2)	(65,276,246)
NET ASSETS	100.0%	$909,148,061

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2014, the aggregate value of these securities was $71,962,996 representing 7.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Collateralized Mortgage Obligation

(2)  Collateralized Loan Obligation

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(4)  Commercial Mortgage Backed Security

(5)  Interest Only

(6)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(7)  "Step-down" security where the rate decreases ("steps-down") at a predetermined rate. Rate shown reflects the decreased rate.

(8)  Denominated in United States Dollars unless otherwise indicated.

(9)  Principal Amount of security is adjusted for inflation.

(10)  Perpetual maturity — maturity date reflects the next call date.

(11)  See Note 2 for details of Joint Repurchase Agreements.

(12)  See Note 2 for cost of investments on a tax basis.

(13)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2014,

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

the Diversified Fixed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Common Stock	03/05/14	22	$—	$6,116	$278	0.00%

(14)  Illiquid security. At March 31, 2014, the aggregate value of these securities was $6,590 representing 0.0% of net assets.

(15)  Options — purchased

Options — Purchased

Issue	Expiration Month	Strike Price	Notional Amount	Premiums Paid	Value at March 31, 2014	Unrealized Appreciation (Depreciation)
Call option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to pay a fixed rate of 0.71% versus the three month USD-LIBOR-BBA maturing on 09/02/2016	August 2014	$0.71	$12,800,000	$33,920	$19,035	$(14,885)
Call option to enter an interest rate swap with Bank of America NA for the obligation to pay a fixed rate of 0.73% versus the three month USD-LIBOR-BBA maturing on 09/02/2016	August 2014	0.73	18,205,000	51,429	30,493	(20,936)
Call option to enter an interest rate swap with Bank of America NA for the obligation to pay a fixed rate of 0.74% versus the three month USD-LIBOR-BBA maturing on 09/09/2016	September 2014	0.74	9,165,000	27,037	15,770	(11,267)
Call option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to pay a fixed rate of 2.10% versus the three month USD-LIBOR-BBA maturing on 03/10/2020	March 2015	2.10	8,465,000	90,575	67,036	(23,539)
Put option to enter an interest rate swap with Goldman Sachs Bank USA for the obligation to receive a fixed rate of 3.50% versus the three month USD-LIBOR-BBA maturing on 03/09/2025	March 2015	3.50	6,440,000	128,800	112,163	(16,637)
				$331,761	$244,497	$(87,264)

USD — United States Dollar

LIBOR — London Interbank Offered Rate

BBA — British Banking Association

(16)  The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Office Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(17)  Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(18)  All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.

(19)  All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding; see Note 13.

(20)  As of March 31, 2014, the loan has not settled and as a result, the interest rate is estimated based on information available.

BTL — Bank Term Loan

MXN — Mexican Peso

RUB — Russian Ruble

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Security

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
UBS AG	RUB	15,664,000	USD	419,581	06/18/2014	$—	$(18,101)
Net Unrealized Appreciation/(Depreciation)						$—	$(18,101)

RUB — Russian Ruble

USD — United States Dollar

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of March 31, 2014	Appreciation (Depreciation)
122	Long	U.S. Treasury 2 YR Notes	June 2014	$26,824,750	$26,786,625	$(38,125)
162	Long	U.S. Treasury 5 YR Notes	June 2014	19,250,156	19,270,406	20,250
774	Short	U.S. Treasury 10 YR Notes	June 2014	96,279,445	95,589,000	690,445
156	Long	U.S. Treasury Long Bonds	June 2014	20,711,865	20,782,125	70,260
74	Short	U.S. Treasury Ultra Long Bonds	June 2014	10,553,156	10,690,687	(137,531)
						$605,299

Centrally Cleared Credit Default Swaps on Credit Indicies — Buy Protection(1)

Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at March 31, 2014(2)	Notional Amount(3)	Value at March 31, 2014(4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index	(5.000)%	06/20/2019	Goldman Sachs Corp.	3.3556%	$18,150,000	$(1,352,015)	$(1,280,517)	$(71,498)
Markit CDX North America Investment Grade Index	(1.000)	06/20/2019	Goldman Sachs Corp.	0.6932	21,525,000	(327,997)	(296,289)	(31,708)
						$(1,680,012)	$(1,576,806)	$(103,206)

(1)  If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

(3)  The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)  The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$73,682,752	$6,813,188	$80,495,940
U.S. Corporate Bonds & Notes
Gambling (Non hotel)	—	—	442	442
Recycling	—	—	3	3
Other Industries*	—	233,396,473	—	233,396,473
Foreign Corporate Bonds & Notes	—	47,017,108	—	47,017,108
U.S. Government Agencies
Federal National Mtg. Assoc.	—	82,875,491	—	82,875,491
Other government agencies*	—	72,908,770	—	72,908,770
U.S. Government Treasuries
United States Treasury Bonds	—	57,763,459	—	57,763,459
United States Treasury Notes	—	304,777,863	—	304,777,863
Municipal Bonds & Notes	—	3,700,728	—	3,700,728
Loans	—	17,591,864	—	17,591,864
Foreign Government Obligations	—	2,683,778	—	2,683,778
Exchange-Traded Funds	6,066,138	—	—	6,066,138
Common Stocks
Insurance-Reinsurance	6,435	—	—	6,435
Television	—	—	6,116	6,116
Preferred Securities	897,112	—	—	897,112
Preferred Securities/Capital Securities	—	4,341,090	—	4,341,090
Options-Purchased	—	244,497	—	244,497
Repurchase Agreement	—	59,651,000	—	59,651,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	780,955	—	—	780,955
Total	$7,750,640	$960,634,873	$6,819,749	$975,205,262
Liabilities:
Other Financial Instruments:+
Open Forward Currency Contracts - Depreciation	$—	$18,101	$—	$18,101
Open Futures Contracts - Depreciation	175,656	—	—	175,656
Centrally Cleared Credit Default Swap - Depreciation	—	103,206	—	103,206
Total	$175,656	$121,307	$—	$296,963

*  Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agencies classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Real Return Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
United States Treasury Notes	53.3%
Sovereign	36.0
Repurchase Agreements	10.0
99.3%
Credit Quality†#
Aaa	72.4%
Aa	27.6%
100.0%

*  Calculated as a percentage of net assets

†  Source: Moody's

#  Calculated as a percentage of total debt issues, excluding short-term

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Principal Amount(7)		Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS(1) — 36.0%
Sovereign — 36.0%
Bundesrepublik Deutschland Bonds 0.10% due 04/15/2023	EUR	9,192,016	$12,738,660
Bundesrepublik Deutschland Bonds 1.75% due 04/15/2020	EUR	8,560,519	13,291,251
Bundesrepublik Deutschland Bundesobligation Bonds 0.75% due 04/15/2018	EUR	1,892,160	2,748,910
Government of Australia Senior Bonds 4.00% due 08/20/2015	AUD	19,078,765	18,479,222
Government of Canada Bonds 4.25% due 12/01/2021	CAD	14,297,440	17,009,492
Government of France Bonds 1.00% due 07/25/2017	EUR	6,074,568	8,862,626
Government of France Bonds 1.10% due 07/25/2022	EUR	21,137,509	31,311,657
Government of France Bonds 1.60% due 07/25/2015	EUR	18,273,179	26,217,349
Government of France Bonds 2.25% due 07/25/2020	EUR	14,272,539	22,629,243
Government of New Zealand Senior Bonds 2.00% due 09/20/2025	NZD	3,068,400	2,477,277
Government of Sweden Bonds 0.25% due 06/01/2022	SEK	31,973,778	4,845,818
United Kingdom Inflation Linked Gilt Treasury Bonds 1.25% due 11/22/2017	GBP	9,617,295	17,742,162
United Kingdom Inflation Linked Gilt Treasury Bonds 1.88% due 11/22/2022	GBP	10,042,007	20,286,050
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 04/16/2020	GBP	7,865,894	15,759,313
United Kingdom Inflation Linked Gilt Treasury Bonds 2.50% due 07/17/2024	GBP	6,775,637	14,427,203
Total Foreign Government Obligations (cost $223,106,305)			228,826,233
U.S. GOVERNMENT TREASURIES(1) — 53.3%
United States Treasury Notes
0.13% due 04/15/2016 TIPS		$22,940,557	23,560,663
0.13% due 04/15/2017 TIPS		40,288,969	41,425,239
0.13% due 04/15/2018 TIPS		33,161,745	33,923,437
Security Description	Shares/ Principal Amount(7)	Value (Note 2)
United States Treasury Notes (continued)
0.13% due 01/15/2022 TIPS	$21,829,941	$21,386,531
0.13% due 07/15/2022 TIPS	18,586,954	18,206,498
0.13% due 01/15/2023 TIPS	31,462,344	30,442,272
0.38% due 07/15/2023 TIPS	26,583,044	26,292,278
0.50% due 04/15/2015 TIPS	5,801,023	5,918,853
0.63% due 07/15/2021 TIPS	17,823,013	18,350,734
0.63% due 01/15/2024 TIPS	10,048,960	10,083,508
1.13% due 01/15/2021 TIPS	18,844,474	20,004,577
1.25% due 07/15/2020 TIPS	14,102,849	15,198,020
1.38% due 01/15/2020 TIPS	12,600,407	13,617,298
1.63% due 01/15/2018 TIPS	10,745,639	11,664,058
1.88% due 07/15/2019 TIPS	6,846,250	7,619,664
2.00% due 01/15/2016 TIPS	8,189,950	8,690,945
2.38% due 01/15/2017 TIPS	27,487,023	30,100,434
2.63% due 07/15/2017 TIPS	2,285,213	2,558,725
Total U.S. Government Treasuries (cost $343,617,442)		339,043,734
COMMON STOCKS — 0.0%
Food-Misc./Diversified — 0.0%
Wornick Co.†(2)(6)	765	86,078
Paper & Related Products — 0.0%
Caraustar Industries, Inc.†(2)(6)	25	27,637
Printing-Commercial — 0.0%
Quad/Graphics, Inc.	49	1,149
Total Common Stocks (cost $98,621)		114,864
WARRANTS† — 0.0%
Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(6)	117	32,526
ION Media Networks, Inc. Expires 12/18/2016 (strike price $0.01)(2)(3)(6)	116	32,248
Total Warrants (cost $0)		64,774
Total Long-Term Investment Securities (cost $566,822,368)		568,049,605
REPURCHASE AGREEMENTS — 10.0%
Bank of America Securities LLC Joint Repurchase Agreement(4)	13,480,000	13,480,000
Barclays Capital PLC Joint Repurchase Agreement(4)	15,690,000	15,690,000
BNP Paribas SA Joint Repurchase Agreement(4)	10,450,000	10,450,000
Deutsche Bank AG Joint Repurchase Agreement(4)	10,450,000	10,450,000
UBS Securities LLC Joint Repurchase Agreement(4)	13,475,000	13,475,000
Total Repurchase Agreements (cost $63,545,000)		63,545,000
TOTAL INVESTMENTS (cost $630,367,368)(5)	99.3%	631,594,605
Other assets less liabilities	0.7	4,400,617
NET ASSETS	100.0%	$635,995,222

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

†  Non-income producing security

(1)  Principal amount of security is adjusted for inflation.

(2)  Illiquid security. At March 31, 2014, the aggregate value of these securities was $178,489 representing 0.0% of net assets.

(3)  Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2014, the Real Return Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
ION Media Networks, Inc. Expries 12/18/2016 (strike price $0.01) Warrants	03/01/2011	117	$—	$32,526	$278	0.00%
ION Media Networks, Inc. Expries 12/18/2016 (strike price $0.01) Warrants	11/11/2010	116	—	32,248	278	0.00
				$64,774		0.00%

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  See Note 4 for cost of investments on a tax basis.

(6)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(7)  Denominated in United States dollar unless otherwise indicated.

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

NZD — New Zealand Dollar

SEK — Swedish Krona

TIPS — Treasury Inflation Protected Security

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	EUR	88,248,000	USD	122,390,710	06/18/2014	$830,070	$—
	GBP	45,135,000	USD	75,007,961	06/18/2014	—	(195,410)
						830,070	(195,410)
Barclays Bank PLC	USD	5,010,072	GBP	3,038,000	04/30/2014	53,653	—
	USD	1,679,661	EUR	1,222,000	06/18/2014	3,630	—
	USD	689,286	GBP	415,000	06/18/2014	2,182	—
						59,465	—
BNP Paribas SA	CAD	18,498,000	USD	16,655,082	06/18/2014	—	(47,009)
	SEK	31,957,000	USD	4,998,388	06/18/2014	66,858	—
						66,858	(47,009)
Deutsche Bank AG	USD	1,378,159	GBP	829,000	06/18/2014	3,110	—
HSBC Bank USA	EUR	335,000	USD	461,244	04/30/2014	—	(241)
	USD	1,455,980	EUR	1,059,000	06/18/2014	2,781	—
						2,781	(241)
JP Morgan Chase Bank N.A.	SEK	80,000	USD	12,466	04/30/2014	111	—
National Australia Bank Ltd.	AUD	20,076,000	USD	17,872,960	06/18/2014	—	(647,887)
	USD	44,974	AUD	50,000	04/30/2014	1,307	—
						1,307	(647,887)
Royal Bank of Canada	CAD	430,000	USD	384,409	04/30/2014	—	(4,293)
State Street Bank & Trust Co.	GBP	300,000	USD	500,043	04/30/2014	4	—
Westpac Banking Corp.	NZD	2,971,000	USD	2,496,136	06/18/2014	—	(66,251)
Net Unrealized Appreciation (Depreciation)						$963,706	$(961,091)

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

NZD — New Zealand Dollar

SEK — Swedish Krona

USD — United States Dollar

Seasons Series Trust Real Return Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Foreign Government Obligations
Sovereign	$—	$228,826,233	$—	$228,826,233
U.S. Government Treasuries
United States Treasury Notes	—	339,043,734	—	339,043,734
Common Stock
Printing - Commercial	1,149	—	—	1,149
Other Industries*	—	—	113,715	113,715
Warrants	—	—	64,774	64,774
Repurchase Agreements	—	63,545,000	—	63,545,000
Other Financial Instruments:+
Open Forward Currency Contracts - Appreciation	—	963,706	—	963,706
Total	$1,149	$632,378,673	$178,489	$632,558,311
Liabilities:
Other Financial Instruments:+
Open Forward Currency Contracts - Depreciation	$—	$961,091	$—	$961,091

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
Banks-Foreign U.S. Branches	33.8%
U.S. Government Agency	23.1
Asset Backed Commercial Paper/Auto	10.7
Asset Backed Commercial Paper/Fully Suppoted	7.4
Banks-Domestic	7.2
Diversified	5.8
Municipal	3.3
Food & Beverage	3.1
Collaterized Commercial Paper—Loan Backed	2.1
Collaterized Commercial Paper—Repo Backed	1.5
Insurance	1.1
Asset Backed Commercial Paper/Diversified	0.7
Student Loan	0.3
100.1%

Weighted average days to maturity-47

Credit Quality†#
Government-Agency	23.0%
P-1	69.3
A1	2.5
A2e	1.0
Aaa/VMIG1	1.8
Aa1/VMIG1	0.3
Aa3	0.5
Aa3/VMIG1	1.6
100.0%

*  Calculated as a percentage of net assets

#  Calculated as a percentage of total debt issues, excluding short-term securities.

†  Source: Moody's

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 100.1%
Asset-Backed Commercial Paper — 22.4%
Bedford Row Funding Corp. 0.15% due 07/01/2014	$505,000	$504,778
Bedford Row Funding Corp. 0.18% due 07/01/2014	250,000	249,890
Chariot Funding LLC 0.23% due 06/17/2014	250,000	249,940
Chariot Funding LLC 0.24% due 04/03/2014	400,000	399,995
Collateralized Commercial Paper Co. LLC 0.25% due 09/10/2014	250,000	249,708
Collateralized Commercial Paper Co. LLC 0.26% due 08/18/2014	300,000	299,721
FCAR Owner Trust I 0.21% due 04/01/2014	470,000	470,000
Gotham Funding Corp. 0.15% due 04/29/2014	250,000	249,971
Jupiter Securitization Co. LLC 0.23% due 06/16/2014	300,000	299,889
Kells Funding LLC FRS 0.23% due 12/09/2014*	500,000	500,000
Kells Funding LLC 0.24% due 05/02/2014*	500,000	499,897
Kells Funding LLC 0.24% due 08/12/2014*	300,000	299,784
MetLife Short Term Funding LLC 0.22% due 04/21/2014	400,000	399,951
Old Line Funding LLC 0.23% due 04/25/2014	340,000	339,948
Old Line Funding LLC 0.23% due 05/02/2014	755,000	754,850
Regency Markets No. 1 LLC 0.13% due 04/04/2014	482,000	481,995
Regency Markets No. 1 LLC 0.14% due 04/10/2014	500,000	499,982
Regency Markets No. 1 LLC 0.14% due 04/14/2014	350,000	349,982
Thunder Bay Funding LLC FRS 0.20% due 04/29/2014*	250,000	250,000
Working Capital Management Co. 0.15% due 04/14/2014	700,000	699,962
Total Asset-Backed Commercial Paper (cost $8,050,111)		8,050,243
Certificates of Deposit — 41.0%
Bank of Nova Scotia 0.19% due 06/19/2014	600,000	600,042
Bank of Nova Scotia 0.23% due 09/08/2014	200,000	200,018
Bank of Nova Scotia 0.25% due 06/26/2014	700,000	700,154
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.20% due 04/16/2014	300,000	300,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.20% due 06/27/2014	350,000	349,991
Security Description	Principal Amount	Value (Note 2)
Certificates of Deposit (continued)
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.21% due 04/30/2014	$400,000	$400,000
Chase Bank USA NA 0.25% due 04/25/2014	550,000	550,024
Citibank NA 0.25% due 05/14/2014	100,000	100,007
Credit Industriel et Commercial NY FRS 0.23% due 06/02/2014	500,000	500,025
Credit Industriel et Commercial NY FRS 0.23% due 06/03/2014	100,000	100,005
Credit Suisse NY 0.25% due 05/07/2014	600,000	600,000
Credit Suisse NY 0.25% due 07/15/2014	700,000	700,042
Deutsche Bank AG NY 0.23% due 05/29/2014	350,000	350,000
DNB Bank ASA NY 0.23% due 09/26/2014	365,000	364,964
JPMorgan Chase Bank NA 0.25% due 04/21/2014	320,000	320,000
JPMorgan Chase Bank NA 0.32% due 06/06/2014	150,000	150,039
Mizuho Bank, Ltd. NY 0.22% due 04/22/2014	600,000	600,000
Norinchukin Bank NY 0.10% due 04/01/2014	495,000	495,000
Norinchukin Bank NY 0.10% due 04/04/2014	205,000	205,000
Rabobank Nederland NV NY 0.25% due 07/15/2014	200,000	200,058
Rabobank Nederland NV NY 0.25% due 07/21/2014	955,000	955,296
Skandinaviska Enskilda Banken NY 0.23% due 04/11/2014	250,000	250,000
Skandinaviska Enskilda Banken NY 0.23% due 07/02/2014	300,000	300,015
Skandinaviska Enskilda Banken NY 0.23% due 07/03/2014	200,000	200,010
Skandinaviska Enskilda Banken NY 0.30% due 05/28/2014	365,000	365,055
Sumitomo Mitsui Banking Corp. NY 0.22% due 04/07/2014	100,000	100,000
Sumitomo Mitsui Banking Corp. NY 0.22% due 04/21/2014	300,000	300,000
Sumitomo Mitsui Banking Corp. NY 0.22% due 06/18/2014	200,000	199,996
Sumitomo Mitsui Banking Corp. NY 0.22% due 07/09/2014	500,000	499,970
Svenska Handelsbanken NY 0.18% due 05/23/2014	700,000	700,008
Svenska Handelsbanken NY 0.22% due 09/11/2014	200,000	199,986
Toronto-Dominion Bank NY 0.12% due 04/08/2014	300,000	300,000
Toronto-Dominion Bank NY 0.16% due 06/19/2014	400,000	400,009

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
Certificates of Deposit (continued)
Toronto-Dominion Bank NY 0.25% due 08/12/2014	$400,000	$400,132
UBS AG Stamford FRS 0.52% due 05/30/2014	300,000	300,169
Wells Fargo Bank NA FRS 0.18% due 05/02/2014	400,000	400,000
Wells Fargo Bank NA 0.20% due 05/27/2014	450,000	450,000
Wells Fargo Bank NA 0.21% due 08/12/2014	300,000	300,012
Wells Fargo Bank NA 0.21% due 09/03/2014	330,000	329,970
Total Certificates of Deposit (cost $14,735,359)		14,735,997
Commercial Paper — 6.2%
Coca-Cola Co. 0.16% due 07/15/2014*	300,000	299,919
Coca-Cola Co. 0.17% due 08/05/2014*	500,000	499,815
Coca-Cola Co. 0.20% due 07/22/2014*	300,000	299,910
General Electric Capital Corp. 0.19% due 07/28/2014	350,000	349,864
General Electric Capital Corp. 0.20% due 05/06/2014	400,000	399,922
Proctor & Gamble Co. 0.14% due 06/10/2014	400,000	399,964
Total Commercial Paper (cost $2,248,971)		2,249,394
Corporate Notes — 2.6%
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2)(3)(4)(5)	394,530	5,287
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*(1)(2)(3)(4)(5)	592,098	7,934
General Electric Capital Corp. FRS Series A Senior Notes 0.49% due 09/15/2014	141,000	141,177
General Electric Capital Corp. Series A Senior Notes 3.75% due 11/14/2014	230,000	234,805
General Electric Capital Corp. Series A Senior Notes 4.75% due 09/15/2014	155,000	158,091
General Electric Capital Corp. Senior Notes 5.90% due 05/13/2014	395,000	397,594
Total Corporate Notes (cost $957,258)		944,888
Security Description	Principal Amount	Value (Note 2)
Financial Company Commercial Paper — 0.6%
Prudential Funding LLC 0.04% due 04/01/2014 (cost $230,000)	$230,000	$230,000
Insurance Company Funding Agreement — 0.5%
Metropolitan Life Global Funding I Senior Sec. Notes 5.13% due 06/10/2014* (cost $176,630)	175,000	176,596
U.S. Government Agencies — 23.1%
Federal Home Loan Bank Disc. Notes 0.00% due 04/01/2014 (cost $8,293,000)	8,293,000	8,293,000
U.S. Municipal Bonds & Notes — 3.7%
City of New York NY VRDN Series D-3 General Obligation Bonds (LOC-Bank of NY Mellon) 0.06% due 10/01/2039(7)	100,000	100,000
Iowa Finance Authority Single Family Mtg. VRDN Series C Revenue Bonds 0.14% due 07/01/2037(7)	435,000	435,000
Metropolitan Transportation Authority VRDN Series D-2 Revenue Bonds (LOC-Landesbank Hessen) 0.10% due 11/01/2035(7)	185,000	185,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.11% due 12/01/2043(7)	115,000	115,000
State of Texas VRDN Series B General Obligation Bonds 0.08% due 06/01/2045(7)	100,000	100,000
State of Texas VRDN General Obligation Bonds 0.11% due 12/01/2024(7)	100,000	100,000
Wisconsin Health & Educational Facilities Authority VRDN Revenue Bonds (LOC-PNC Bank NA) 0.06% due 08/15/2036(7)	280,000	280,000
Total U.S. Municipal Bonds & Notes (cost $1,315,000)		1,315,000
Total Short-Term Investment Securities — 100.1% (cost $36,006,329)		35,995,118
TOTAL INVESTMENTS (cost $36,006,329)(6)	100.1%	35,995,118
Liabilities in excess of other assets	(0.1)	(42,280)
NET ASSETS	100.0%	$35,952,838

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014 (continued)

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At March 31, 2014, the aggregate value of these securities was $2,839,142 representing 8.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Illiquid security. At March 31, 2014, the aggregate value of these securities was $13,221 representing 0.0% of net assets.

(2)  Security in default

(3)  Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.

(4)  On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC ("SIV Portfolio") (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that SIV Portfolio was about to become unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, materially adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio's investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of March 31, 2014, represents the Notes' residual value that may be distributed to the Portfolio.

(5)  Security issued by a structured investment vehicle ("SIV"). These SIV's may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

(6)  See Note 4 for cost of investments on a tax basis.

(7)  The security's effective maturity date is less than one year.

FRS — Floating Rate Security

LOC — Letter of Credit

VRDN — Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at March 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Short-Term Investment Securities:
Asset-Backed Commercial Paper	$—	$8,050,243	$—	$8,050,243
Certificates of Deposit	—	14,735,997	—	14,735,997
Commercial Paper	—	2,249,394	—	2,249,394
Corporate Notes	—	931,667	13,221	944,888
Financial Company Commercial Paper	—	230,000	—	230,000
Insurance Company Funding Agreement	—	176,596	—	176,596
U.S. Government Agencies	—	8,293,000	—	8,293,000
U.S. Municipal Bonds & Notes	—	1,315,000	—	1,315,000
Total	$—	$35,981,897	$13,221	$35,995,118

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
Medical-Biomedical/Gene	11.3%
Web Portals/ISP	8.5
Transport-Rail	8.1
Medical-Drugs	5.3
Repurchase Agreements	4.7
Applications Software	4.4
Pharmacy Services	4.2
Finance-Credit Card	3.9
Metal Processors & Fabrication	3.8
Agricultural Chemicals	3.5
Retail-Major Department Stores	3.4
Internet Content-Entertainment	3.3
Banks-Super Regional	3.2
Finance-Other Services	3.1
E-Commerce/Services	3.1
Commercial Services-Finance	3.0
Electronic Components-Semiconductors	3.0
Retail-Auto Parts	2.9
Cable/Satellite TV	2.7
Hotels/Motels	2.7
Medical Information Systems	2.6
Real Estate Investment Trusts	2.6
Commercial Paper	2.4
Casino Hotels	2.1
Multimedia	2.0
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 92.7%
Agricultural Chemicals — 3.5%
Monsanto Co.	49,945	$5,682,243
Applications Software — 4.4%
Salesforce.com, Inc.†	125,420	7,160,228
Banks-Super Regional — 3.2%
US Bancorp	124,175	5,322,141
Cable/Satellite TV — 2.7%
Comcast Corp., Class A	88,562	4,429,871
Casino Hotels — 2.1%
MGM Resorts International†	130,971	3,386,910
Commercial Services-Finance — 3.0%
MasterCard, Inc., Class A	66,409	4,960,752
E-Commerce/Services — 3.1%
Priceline Group, Inc.†	4,289	5,112,016
Electronic Components-Semiconductors — 3.0%
ARM Holdings PLC ADR	97,318	4,960,298
Finance-Credit Card — 3.9%
Visa, Inc., Class A	30,062	6,489,183
Finance-Other Services — 3.1%
IntercontinentalExchange Group, Inc.	25,873	5,118,456
Hotel/Motels — 2.7%
Starwood Hotels & Resorts Worldwide, Inc.	55,330	4,404,268
Internet Content-Entertainment — 3.3%
Facebook, Inc., Class A†	90,190	5,433,046
Medical Information Systems — 2.6%
athenahealth, Inc.†	26,238	4,204,377
Medical-Biomedical/Gene — 11.3%
Biogen Idec, Inc.†	22,885	6,999,835
Gilead Sciences, Inc.†	163,560	11,589,862
		18,589,697
Medical-Drugs — 5.3%
Roche Holding AG(1)	14,719	4,424,333
Zoetis, Inc.	145,355	4,206,574
		8,630,907
Metal Processors & Fabrication — 3.8%
Precision Castparts Corp.	24,724	6,249,238
Multimedia — 2.0%
Twenty-First Century Fox, Inc., Class A	102,684	3,282,808
Pharmacy Services — 4.2%
Express Scripts Holding Co.†	91,819	6,894,689
Real Estate Investment Trusts — 2.6%
Crown Castle International Corp.	56,957	4,202,287
Retail-Auto Parts — 2.9%
AutoZone, Inc.†	8,739	4,693,717
Retail-Major Department Stores — 3.4%
TJX Cos., Inc.	90,771	5,505,261
Transport-Rail — 8.1%
Canadian Pacific Railway, Ltd.	88,714	13,345,247
Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP — 8.5%
Google, Inc., Class A†	12,540	$13,975,955
Total Long-Term Investment Securities (cost $126,776,834)		152,033,595
SHORT-TERM INVESTMENT SECURITIES — 2.4%
Commercial Paper — 2.4%
BNP Paribas Finance, Inc. 0.27% due 04/01/2014 (cost $3,900,000)	$3,900,000	3,900,000
REPURCHASE AGREEMENT — 4.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2014, to be repurchased 04/01/2014 in the amount of $7,705,000 and collateralized by $8,620,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $7,864,655. (cost $7,705,000)	7,705,000	7,705,000
TOTAL INVESTMENTS (cost $138,381,834)(2)	99.8%	163,638,595
Other assets less liabilities	0.2	386,868
NET ASSETS	100.0%	$164,025,463

†  Non-income producing security

(1)  Security was valued using fair value procedures at March 31, 2014. The aggregate value of these securities was $4,424,333 representing 2.7% of net assets. Securities are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity securities.

(2)  See Note 4 for cost of investments on a tax basis.

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Medical-Biomedical/Gene	$18,589,697	$—	$—	$18,589,697
Medical-Drugs	4,206,574	4,424,333	—	8,630,907
Transport-Rail	13,345,247	—	—	13,345,247
Web Portals/ISP	13,975,955	—	—	13,975,955
Other Industries*	97,491,789	—	—	97,491,789
Short-Term Investment Securities:
Commercial Paper	—	3,900,000	—	3,900,000
Repurchase Agreement	—	7,705,000	—	7,705,000
Total	$147,609,262	$16,029,333	$—	$163,638,595

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Focus Value Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
Banks-Super Regional	9.6%
Insurance-Multi-line	7.3
Repurchase Agreements	6.4
Oil Companies-Integrated	5.7
Diversified Banking Institutions	5.6
Diversified Manufacturing Operations	4.3
Medical-HMO	4.3
Insurance-Reinsurance	4.3
Oil-Field Services	4.2
Cruise Lines	4.1
Retail-Regional Department Stores	4.0
Medical-Drugs	3.3
Retail-Auto Parts	3.2
Security Services	3.1
Networking Products	3.0
Medical Instruments	2.9
Food-Misc./Diversified	2.8
Applications Software	2.8
Aerospace/Defense-Equipment	2.8
Banks-Fiduciary	2.7
Computers-Memory Devices	2.6
Aerospace/Defense	2.5
Cable/Satellite TV	2.4
Investment Management/Advisor Services	2.1
Tobacco	2.0
Beverages-Non-alcoholic	2.0
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 93.6%
Aerospace/Defense — 2.5%
Northrop Grumman Corp.	48,257	$5,953,949
Aerospace/Defense-Equipment — 2.8%
United Technologies Corp.	55,900	6,531,356
Applications Software — 2.8%
Microsoft Corp.	160,119	6,563,278
Banks-Fiduciary — 2.7%
Bank of New York Mellon Corp.	183,961	6,491,984
Banks-Super Regional — 9.6%
Capital One Financial Corp.	181,860	14,032,317
Wells Fargo & Co.	176,800	8,794,032
		22,826,349
Beverages-Non-alcoholic — 2.0%
Dr. Pepper Snapple Group, Inc.	88,500	4,819,710
Cable/Satellite TV — 2.4%
DISH Network Corp., Class A†	89,800	5,586,458
Computers-Memory Devices — 2.6%
EMC Corp.	222,203	6,090,584
Cruise Lines — 4.1%
Carnival Corp.	254,235	9,625,337
Diversified Banking Institutions — 5.6%
Goldman Sachs Group, Inc.	37,254	6,104,068
JPMorgan Chase & Co.	116,921	7,098,274
		13,202,342
Diversified Manufacturing Operations — 4.3%
Siemens AG ADR	76,290	10,310,593
Food-Misc./Diversified — 2.8%
ConAgra Foods, Inc.	215,260	6,679,518
Insurance-Multi-line — 7.3%
Loews Corp.	200,000	8,810,000
MetLife, Inc.	162,652	8,588,026
		17,398,026
Insurance-Reinsurance — 4.3%
PartnerRe, Ltd.	97,608	10,102,428
Investment Management/Advisor Services — 2.1%
Invesco, Ltd.	136,599	5,054,163
Medical Instruments — 2.9%
Medtronic, Inc.	111,452	6,858,756
Medical-Drugs — 3.3%
Johnson & Johnson	80,000	7,858,400
Medical-HMO — 4.3%
UnitedHealth Group, Inc.	124,844	10,235,959
Networking Products — 3.0%
Cisco Systems, Inc.	314,553	7,049,133
Oil Companies-Integrated — 5.7%
BP PLC ADR	106,697	5,132,126
Exxon Mobil Corp.	85,000	8,302,800
		13,434,926
Security Description	Shares/ Principal Amount	Value (Note 2)
Oil-Field Services — 4.2%
Baker Hughes, Inc.	154,509	$10,046,175
Retail-Auto Parts — 3.2%
AutoZone, Inc.†	14,000	7,519,400
Retail-Regional Department Stores — 4.0%
Kohl's Corp.	165,000	9,372,000
Security Services — 3.1%
ADT Corp.	242,202	7,253,950
Tobacco — 2.0%
Philip Morris International, Inc.	59,206	4,847,195
Total Long-Term Investment Securities (cost $189,629,060)		221,711,969
REPURCHASE AGREEMENT — 6.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 03/31/2014, to be repurchased 04/01/2014 in the amount of $15,080,000 and collateralized by $16,865,000 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.00% due 01/30/2023 and having approximate value of $15,387,171 (cost $15,080,000)	$15,080,000	15,080,000
TOTAL INVESTMENTS (cost $204,709,060)(1)	100.0%	236,791,969
Other assets less liabilities	0.0	23,594
NET ASSETS	100.0%	$236,815,563

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$22,826,349	$—	$—	$22,826,349
Diversified Banking Institutions	13,202,342	—	—	13,202,342
Insurance-Multi-line	17,398,026	—	—	17,398,026
Oil Companies-Integrated	13,434,926	—	—	13,434,926
Other Industries*		154,850,326		154,850,326
Repurchase Agreements	—	15,080,000	—	15,080,000
Total	$221,711,969	$15,080,000	$—	$236,791,969

*  Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	65.8%
International Equity Investment Companies	23.8
Domestic Fixed Income Investment Companies	10.4
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 65.8%
Seasons Series Trust Focus Growth Portfolio, Class 3	226,331	$2,589,359
Seasons Series Trust Focus Value Portfolio, Class 3	130,474	2,137,535
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,448,094	19,443,686
Seasons Series Trust Large Cap Value Portfolio, Class 3	1,511,364	24,264,303
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	233,621	3,823,431
Seasons Series Trust Mid Cap Value Portfolio, Class 3	647,105	13,015,118
Seasons Series Trust Multi-Managed Growth Portfolio, Class 3	177,916	3,576,061
Seasons Series Trust Small Cap Portfolio, Class 3†	706,580	9,626,119
Total Domestic Equity Investment Companies (cost $52,980,927)		78,475,612
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 10.4%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3 (cost $12,829,443)	1,078,658	$12,411,849
International Equity Investment Companies — 23.8%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $22,782,213)	3,161,183	28,400,233
TOTAL INVESTMENTS (cost $88,592,583)(1)	100.0%	119,287,694
Liabilities in excess of other assets	0.0	(16,389)
NET ASSETS	100.0%	$119,271,305

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affliated Registered Invesment Companies
Domestic Equity Investment Companies	$78,475,612	$—	$—	$78,475,612
Domestic Fixed Income Investment Companies	12,411,849	—	—	12,411,849
International Equity Investment Companies	28,400,233	—	—	28,400,233
Total	$119,287,694	$—	$—	$119,287,694

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	52.8%
Domestic Fixed Income Investment Companies	29.1
International Equity Investment Companies	18.2
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 52.8%
Seasons Series Trust Focus Growth Portfolio, Class 3	958,042	$10,960,565
Seasons Series Trust Focus Value Portfolio, Class 3	611,189	10,013,038
Seasons Series Trust Large Cap Growth Portfolio, Class 3	6,041,216	81,115,934
Seasons Series Trust Large Cap Value Portfolio, Class 3	6,925,940	111,193,013
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	877,835	14,366,634
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,627,123	52,838,915
Seasons Series Trust Multi-Managed Moderate Growth Portfolio, Class 3	1,703,004	26,026,130
Seasons Series Trust Small Cap Portfolio, Class 3†	2,748,487	37,444,117
Total Domestic Equity Investment Companies (cost $224,811,108)		343,958,346
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 29.1%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	15,161,532	$174,460,016
Seasons Series Trust Real Return Portfolio, Class 3	1,589,707	15,442,782
Total Domestic Fixed Income Investment Companies (cost $193,041,948)		189,902,798
International Equity Investment Companies — 18.2%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $89,776,054)	13,232,780	118,883,971
TOTAL INVESTMENTS (cost $507,629,110)(1)	100.1%	652,745,115
Liabilities in excess of other assets	(0.1)	(478,105)
NET ASSETS	100.0%	$652,267,010

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$343,958,346	$—	$—	$343,958,346
Domestic Fixed Income Investment Companies	189,902,798	—	—	189,902,798
International Equity Investment Companies	118,883,971	—	—	118,883,971
Total	$652,745,115	$—	$—	$652,745,115

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	44.3%
Domestic Fixed Income Investment Companies	41.5
International Equity Investment Companies	14.3
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 44.3%
Seasons Series Trust Focus Growth Portfolio, Class 3	496,460	$5,679,795
Seasons Series Trust Focus Value Portfolio, Class 3	370,163	6,064,342
Seasons Series Trust Large Cap Growth Portfolio, Class 3	3,434,162	46,110,798
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,119,954	66,144,104
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	294,823	4,825,072
Seasons Series Trust Mid Cap Value Portfolio, Class 3	1,242,962	24,999,508
Seasons Series Trust Small Cap Portfolio, Class 3†	1,470,486	20,033,220
Total Domestic Equity Investment Companies (cost $111,279,681)		173,856,839
Security Description	Shares	Value (Note 2)
Domestic Fixed Income Investment Companies — 41.5%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,998,737	126,559,756
Seasons Series Trust Multi-Managed Income/Equity, Class 3	1,467,689	18,688,495
Seasons Series Trust Real Return Portfolio, Class 3	1,837,179	17,846,785
Total Domestic Fixed Income Investment Companies (cost $165,683,053)		163,095,036
International Equity Investment Companies — 14.3%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $43,300,966)	6,249,047	56,141,753
TOTAL INVESTMENTS (cost $320,263,700)(1)	100.1%	393,093,628
Liabilities in excess of other assets	(0.1)	(297,179)
NET ASSETS	100.0%	$392,796,449

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$173,856,839	$—	$—	$173,856,839
Domestic Fixed Income Investment Companies	163,095,036	—	—	163,095,036
International Equity Investment Companies	56,141,753	—	—	56,141,753
Total	$393,093,628	$—	$—	$393,093,628

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — March 31, 2014 (unaudited)

Industry Allocation*
Domestic Fixed Income Investment Companies	50.1%
Domestic Equity Investment Companies	39.2
International Equity Investment Companies	10.7
100.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — March 31, 2014

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.0%
Domestic Equity Investment Companies — 39.2%
Seasons Series Trust Focus Growth Portfolio, Class 3	331,252	$3,789,712
Seasons Series Trust Focus Value Portfolio, Class 3	295,886	4,847,472
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,631,543	35,333,960
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,290,692	52,830,660
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	189,420	3,100,046
Seasons Series Trust Mid Cap Value Portfolio, Class 3	716,720	14,415,276
Seasons Series Trust Small Cap Portfolio, Class 3†	653,680	8,905,436
Total Domestic Equity Investment Companies (cost $80,963,225)		123,222,562
Domestic Fixed Income Investment Companies — 50.1%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	10,319,503	118,743,982
Seasons Series Trust Multi-Managed Income Portfolio, Class 3	1,178,607	14,194,509
Seasons Series Trust Real Return Portfolio, Class 3	2,513,143	24,413,258
Total Domestic Fixed Income Investment Companies (cost $158,954,795)		157,351,749
Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 10.7%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $26,724,030)	3,756,085	$33,744,861
TOTAL INVESTMENTS (cost $266,642,050)(1)	100.0%	314,319,172
Liabilities in excess of other assets	0.0	(40,669)
NET ASSETS	100.0%	$314,278,503

#  See Note 8

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Affliated Registered Invesment Companies
Domestic Equity Investment Companies	$123,222,562	$—	$—	$123,222,562
Domestic Fixed Income Investment Companies	157,351,749	—	—	157,351,749
International Equity Investment Companies	33,744,861	—	—	33,744,861
Total	$314,319,172	$—	$—	$314,319,172

The Portfolio's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

(This page has been left blank intentionally)

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES

March 31, 2014

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth
ASSETS:
Investments at value (unaffiliated)*	$76,548,277	$153,158,480	$114,824,332	$97,032,335	$160,248,994
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	1,738,000	6,815,000	4,497,000	3,645,000	2,138,000
Total investments	78,286,277	159,973,480	119,321,332	100,677,335	162,386,994
Cash	—	5,974	88,266	3,920	74,082
Foreign cash*	—	—	—	—	67,028
Due from broker	294	—	131,907	—	—
Receivable for:
Fund shares sold	1,229	123	1,098	22,889	10,707
Dividends and interest	168,757	419,118	462,387	438,022	630,566
Investments sold	1,021,056	1,710,251	2,265,145	2,596,736	6,761,478
Receipts on swap contracts	—	—	—	—	346
Prepaid expenses and other assets	523	947	450	345	910
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	13,992
Variation margin on futures contracts	8,769	18,563	10,313	12,094	227,181
Unrealized appreciation on forward foreign currency contracts	37	132	144	164	57,413
Unrealized appreciation on swap contracts	—	—	—	—	47,275
Total assets	79,486,942	162,128,588	122,281,042	103,751,505	170,277,972
LIABILITIES:
Payable for:
Fund shares redeemed	73,025	433,041	67,317	70,041	287,727
Investments purchased	3,758,230	14,057,722	14,569,441	16,781,714	6,727,409
Payments on swap contracts	—	—	—	—	1,161
Investment advisory and management fees	57,743	107,992	74,539	57,361	118,936
Service fees — Class 2	3,104	7,117	5,928	4,786	9,543
Service fees — Class 3	8,215	16,962	10,524	8,383	14,169
Transfer agent fees and expenses	186	186	186	186	594
Trustees' fees and expenses	81	162	118	96	179
Other accrued expenses	78,505	91,378	84,107	81,608	125,649
Line of credit	—	109,629	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	375	1,507	—	—	166,440
Due to custodian	33,005	—	—	—	—
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	5,678	—	7,538	299
Call and put options written, at value@	—	—	—	—	871
Unrealized depreciation on forward foreign currency contracts	1,306	4,680	5,154	5,859	57,340
Swaps premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	36,486
Total liabilities	4,013,775	14,836,054	14,817,314	17,017,572	7,546,803
NET ASSETS	$75,473,167	$147,292,534	$107,463,728	$86,733,933	$162,731,169
* Cost
Investment securities (unaffiliated)	$64,375,355	$135,032,177	$106,678,135	$92,650,821	$133,573,318
Investment securities (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$66,948
@ Premiums received on options written	$—	$—	$—	$—	$5,884

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2014

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth
NET ASSETS REPRESENTED BY:
Capital paid-in	$53,033,931	$113,970,615	$90,958,215	$78,336,810	$133,179,758
Accumulated undistributed net investment income (loss)	194,452	839,695	1,243,590	1,195,267	2,409,628
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	10,060,723	14,332,319	7,069,068	2,782,027	502,484
Unrealized appreciation (depreciation) on investments	12,172,922	18,126,303	8,146,197	4,381,514	26,675,676
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	12,105	27,068	50,479	42,667	(37,426)
Unrealized foreign exchange gain (loss) on other assets and liabilities	(966)	(3,466)	(3,821)	(4,352)	1,049
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$75,473,167	$147,292,534	$107,463,728	$86,733,933	$162,731,169
Class 1 (unlimited shares authorized):
Net assets	$13,202,233	$13,622,359	$12,165,015	$10,622,127	$22,898,230
Shares of beneficial interest issued and outstanding	654,744	887,370	951,136	877,934	1,764,416
Net asset value, offering and redemption price per share	$20.16	$15.35	$12.79	$12.10	$12.98
Class 2 (unlimited shares authorized):
Net assets	$24,034,750	$55,102,430	$46,029,852	$37,404,597	$74,098,799
Shares of beneficial interest issued and outstanding	1,193,081	3,594,939	3,604,977	3,097,086	5,712,677
Net asset value, offering and redemption price per share	$20.15	$15.33	$12.77	$12.08	$12.97
Class 3 (unlimited shares authorized):
Net assets	$38,236,184	$78,567,745	$49,268,861	$38,707,209	$65,734,140
Shares of beneficial interest issued and outstanding	1,902,356	5,141,167	3,869,410	3,214,049	5,077,179
Net asset value, offering and redemption price per share	$20.10	$15.28	$12.73	$12.04	$12.95

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2014

	Stock	Large Cap Growth	Large Cap Value	Mid Cap Growth	Mid Cap Value
ASSETS:
Investments at value (unaffiliated)*	$353,163,928	$420,179,424	$697,951,119	$158,719,275	$331,819,653
Investments at value (affiliated)*	—	—	2,097,469	19,090	91,736
Repurchase agreements (cost approximates value)	—	9,931,000	9,441,000	5,081,000	2,226,000
Total investments	353,163,928	430,110,424	709,489,588	163,819,365	334,137,389
Cash	9,605	—	—	—	—
Foreign cash*	3,703	—	23,209	1	—
Due from broker	—	65,000	55,000	60,000	60,000
Receivable for:
Fund shares sold	568,721	657,311	1,675,313	304,633	605,480
Dividends and interest	97,853	294,313	997,837	52,412	507,676
Investments sold	1,449,555	4,844,581	830,139	763,067	1,280,662
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	1,243	3,159	1,933	644	2,694
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Variation margin on futures contracts	—	9,600	7,900	14,000	14,000
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	355,294,608	435,984,388	713,080,919	165,014,122	336,607,901
LIABILITIES:
Payable for:
Fund shares redeemed	232,623	24,222	309,616	90,869	344,470
Investments purchased	5,152,647	23,880,140	442,015	1,327,414	1,296,421
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	253,177	263,072	444,420	119,247	236,905
Service fees — Class 2	7,601	5,390	4,979	4,008	4,687
Service fees — Class 3	11,720	41,940	59,094	10,922	29,098
Transfer agent fees and expenses	631	371	371	371	371
Trustees' fees and expenses	354	397	670	163	343
Other accrued expenses	80,752	82,751	115,033	61,871	83,616
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to custodian	—	56,994	45,132	57,474	26,924
Due to custodian for foreign cash	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swaps premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Total liabilities	5,739,505	24,355,277	1,421,330	1,672,339	2,022,835
NET ASSETS	$349,555,103	$411,629,111	$711,659,589	$163,341,783	$334,585,066
* Cost
Investment securities (unaffiliated)	$259,114,086	$336,031,799	$572,092,534	$117,753,079	$265,681,307
Investment securities (affiliated)	$—	$—	$1,580,642	$14,782	$61,879
Foreign cash	$3,713	$—	$23,211	$1	$—
@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2014

	Stock	Large Cap Growth	Large Cap Value	Mid Cap Growth	Mid Cap Value
NET ASSETS REPRESENTED BY:
Capital paid-in	$233,554,815	$271,036,028	$585,265,375	$107,033,046	$242,093,996
Accumulated undistributed net investment income (loss)	29	1,068,434	9,251,072	(107,141)	2,272,380
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	21,950,111	55,378,451	(9,250,362)	15,441,419	24,046,474
Unrealized appreciation (depreciation) on investments	94,049,842	84,147,625	126,375,412	40,970,504	66,168,203
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	(1,720)	18,180	4,013	4,013
Unrealized foreign exchange gain (loss) on other assets and liabilities	306	293	(88)	(58)	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$349,555,103	$411,629,111	$711,659,589	$163,341,783	$334,585,066
Class 1 (unlimited shares authorized):
Net assets	$237,515,259	$158,515,735	$392,153,377	$82,505,054	$164,147,206
Shares of beneficial interest issued and outstanding	10,388,701	11,557,068	24,354,385	4,827,838	8,124,302
Net asset value, offering and redemption price per share	$22.86	$13.72	$16.10	$17.09	$20.20
Class 2 (unlimited shares authorized):
Net assets	$58,279,993	$41,595,255	$39,393,278	$30,748,837	$36,743,463
Shares of beneficial interest issued and outstanding	2,584,875	3,076,270	2,449,705	1,850,041	1,822,646
Net asset value, offering and redemption price per share	$22.55	$13.52	$16.08	$16.62	$20.16
Class 3 (unlimited shares authorized):
Net assets	$53,759,851	$211,518,121	$280,112,934	$50,087,892	$133,694,397
Shares of beneficial interest issued and outstanding	2,404,099	15,753,238	17,447,550	3,060,466	6,647,119
Net asset value, offering and redemption price per share	$22.36	$13.43	$16.05	$16.37	$20.11

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2014

	Small Cap	International Equity	Diversified Fixed Income	Real Return	Cash Management
ASSETS:
Investments at value (unaffiliated)*	$217,204,369	$555,820,946	$914,773,307	$568,049,605	$35,995,118
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	2,966,000	2,251,000	59,651,000	63,545,000	—
Total investments	220,170,369	558,071,946	974,424,307	631,594,605	35,995,118
Cash	—	210,946	1,034,109	4,218	856
Foreign cash*	—	2,045,527	27,099	—	—
Due from broker	82,187	—	4,032,983	—	—
Receivable for:
Fund shares sold	490,743	1,318,468	1,587,492	2,843,824	54,489
Dividends and interest	206,149	2,377,267	5,073,458	2,263,379	23,459
Investments sold	1,590,262	4,420,878	16,429,200	1,683,975	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	2,523	8,721	2,491	828	211
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	6,642
Variation margin on futures contracts	63,450	15,600	80,063	—	—
Unrealized appreciation on forward foreign currency contracts	—	154,248	—	963,706	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Total assets	222,605,683	568,623,601	1,002,691,202	639,354,535	36,080,775
LIABILITIES:
Payable for:
Fund shares redeemed	155,779	214,832	150,262	148,622	54,360
Investments purchased	2,764,582	687,900	90,829,222	—	—
Payments on swap contracts	—	—	37,425	—	—
Investment advisory and management fees	156,589	443,876	475,338	325,445	14,598
Service fees — Class 2	3,532	3,853	5,341	—	1,540
Service fees — Class 3	20,560	59,744	95,025	103,126	5,108
Transfer agent fees and expenses	371	371	371	408	148
Trustees' fees and expenses	212	594	901	643	41
Other accrued expenses	74,676	143,835	180,424	136,003	52,142
Line of credit	—	2,565,191	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	70,719	—	—
Due to custodian	17,086	—	—	—	—
Due to custodian for foreign cash	—	—	—	1,683,975	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	43,091	18,101	961,091	—
Swaps premiums received	—	—	1,576,806	—	—
Unrealized depreciation on swap contracts	—	—	103,206	—	—
Total liabilities	3,193,387	4,163,287	93,543,141	3,359,313	127,937
NET ASSETS	$219,412,296	$564,460,314	$909,148,061	$635,995,222	$35,952,838
* Cost
Investment securities (unaffiliated)	$166,197,595	$487,645,817	$904,554,741	$566,822,368	$36,006,329
Investment securities (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$2,049,093	$24,406	$(1,681,041)	$—
@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2014

	Small Cap	International Equity	Diversified Fixed Income	Real Return	Cash Management
NET ASSETS REPRESENTED BY:
Capital paid-in	$161,276,548	$563,625,305	$891,147,213	$649,191,403	$38,243,662
Accumulated undistributed net investment income (loss)	246,284	8,226,992	16,658,047	(12,649,645)	(45,879)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	6,910,532	(75,743,677)	(9,362,685)	(1,801,749)	(2,233,734)
Unrealized appreciation (depreciation) on investments	51,006,774	68,175,129	10,218,566	1,227,237	(11,211)
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	(27,842)	65,300	502,093	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	111,265	(15,173)	27,976	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
NET ASSETS	$219,412,296	$564,460,314	$909,148,061	$635,995,222	$35,952,838
Class 1 (unlimited shares authorized):
Net assets	$95,263,900	$268,031,504	$402,274,941	$169,055,147	$1,392,309
Shares of beneficial interest issued and outstanding	6,758,494	29,764,228	34,733,748	17,351,126	130,608
Net asset value, offering and redemption price per share	$14.10	$9.01	$11.58	$9.74	$10.66
Class 2 (unlimited shares authorized):
Net assets	$27,477,776	$30,386,354	$41,776,180	$—	$12,202,693
Shares of beneficial interest issued and outstanding	1,991,130	3,370,892	3,613,102	—	1,153,829
Net asset value, offering and redemption price per share	$13.80	$9.01	$11.56	$—	$10.58
Class 3 (unlimited shares authorized):
Net assets	$96,670,620	$266,042,456	$465,096,940	$466,940,075	$22,357,836
Shares of beneficial interest issued and outstanding	7,096,048	29,613,225	40,419,936	48,067,625	2,125,517
Net asset value, offering and redemption price per share	$13.62	$8.98	$11.51	$9.71	$10.52

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2014

	Focus Growth	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
ASSETS:
Investments at value (unaffiliated)*	$155,933,595	$221,711,969	$—	$—	$—	$—
Investments at value (affiliated)*	—	—	119,287,694	652,745,115	393,093,628	314,319,172
Repurchase agreements (cost approximates value)	7,705,000	15,080,000	—	—	—	—
Total investments	163,638,595	236,791,969	119,287,694	652,745,115	393,093,628	314,319,172
Cash	1,610	1,534	—	—	—	—
Foreign cash*	84,413	—	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	81,571	720,906	53,987	301,489	367,045	187,200
Dividends and interest	122,008	142,308	—	—	—	—
Investments sold	517,042	—	8,136	246,691	—	332,360
Receipts on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	1,299	9,698	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	—	9,684	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	164,446,538	237,676,099	119,349,817	653,293,295	393,460,673	314,838,732
LIABILITIES:
Payable for:
Fund shares redeemed	960	110,492	19,288	624,394	560,975	139,613
Investments purchased	201,356	490,235	—	—	—	—
Payments on swap contracts	—	—	—	—	—	—
Investment advisory and management fees	144,527	193,682	10,185	55,725	33,446	26,763
Service fees — Class 2	4,956	2,382	—	—	—	—
Service fees — Class 3	12,520	8,404	—	—	—	—
Transfer agent fees and expenses	334	371	130	149	149	130
Trustees' fees and expenses	175	184	131	720	428	341
Other accrued expenses	56,247	54,325	40,642	98,606	69,226	61,022
Line of credit	—	—	8,136	246,691	—	332,360
Accrued foreign tax on capital gains	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	—
Due to custodian for foreign cash	—	461	—	—	—	—
Due to broker	—	—	—	—	—	—
Call and put options written, at value	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Swaps premiums received	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	421,075	860,536	78,512	1,026,285	664,224	560,229
NET ASSETS	$164,025,463	$236,815,563	$119,271,305	$652,267,010	$392,796,449	$314,278,503
* Cost
Investment securities (unaffiliated)	$130,676,834	$189,629,060	$—	$—	$—	$—
Investments (affiliated)	$—	$—	$88,592,583	$507,629,110	$320,263,700	$266,642,050
Foreign cash	$84,985	$(456)	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES — (continued)

March 31, 2014

	Focus Growth	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
NET ASSETS REPRESENTED BY:
Capital paid-in	$107,242,992	$215,048,397	$119,371,257	$531,828,562	$327,313,506	$252,762,376
Accumulated undistributed net investment income (loss)	—	1,703,247	723,183	6,087,463	4,082,422	3,565,216
Accumulated undistributed net realized gain (loss) on investments, futures contracts, written options, swap contracts, securities sold short, foreign exchange transactions and capital gain distributions from underlying funds	31,526,183	(12,018,984)	(31,518,246)	(30,765,020)	(11,429,407)	10,273,789
Unrealized appreciation (depreciation) on investments	25,256,761	32,082,909	30,695,111	145,116,005	72,829,928	47,677,122
Unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(473)	(6)	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$164,025,463	$236,815,563	$119,271,305	$652,267,010	$392,796,449	$314,278,503
Class 1 (unlimited shares authorized):
Net assets	$69,895,024	$177,811,346	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	5,888,043	10,811,087	—	—	—	—
Net asset value, offering and redemption price per share	$11.87	$16.45	$—	$—	$—	$—
Class 2 (unlimited shares authorized):
Net assets	$37,394,068	$18,979,367	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	3,224,918	1,155,533	—	—	—	—
Net asset value, offering and redemption price per share	$11.60	$16.42	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$56,736,371	$40,024,850	$119,271,305	$652,267,010	$392,796,449	$314,278,503
Shares of beneficial interest issued and outstanding	4,959,200	2,443,088	9,525,461	49,843,921	30,924,186	24,780,739
Net asset value, offering and redemption price per share	$11.44	$16.38	$12.52	$13.09	$12.70	$12.68

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS

March 31, 2014

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth
Investment Income:
Dividends (unaffiliated)	$673,172	$1,055,190	$485,809	$218,722	$2,704,926
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	557,265	1,529,629	2,004,151	2,048,867	1,659,695
Total investment income*	1,230,437	2,584,819	2,489,960	2,267,589	4,364,621
Expenses:
Investment advisory and management fees	640,119	1,176,393	842,050	663,800	1,406,625
Service Fees:
Class 2	35,343	81,740	72,950	58,070	113,510
Class 3	89,117	175,838	108,109	91,398	167,510
Transfer agent fees and expenses	1,234	1,234	1,234	1,234	2,869
Custodian and accounting fees	191,033	219,663	160,146	158,936	311,175
Reports to shareholders	9,275	18,007	10,167	8,159	16,143
Audit and tax fees	46,414	46,414	46,356	46,356	57,667
Legal fees	6,410	8,000	7,229	6,633	6,657
Trustees' fees and expenses	2,201	4,251	3,132	2,518	4,965
Interest expense	38	264	32	—	—
Other expenses	20,027	22,457	16,883	16,444	33,073
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,041,211	1,754,261	1,268,288	1,053,548	2,120,194
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	—	—	—	(165,485)
Fees paid indirectly (Note 5)	(9,411)	(12,531)	(6,143)	(2,413)	(4,110)
Net expenses	1,031,800	1,741,730	1,262,145	1,051,135	1,950,599
Net investment income (loss)	198,637	843,089	1,227,815	1,216,454	2,414,022
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	10,214,368	14,834,591	7,747,091	3,426,108	18,495,809
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options and swap contracts	83,346	164,330	(42,441)	27,480	1,490,203
Net realized foreign exchange gain (loss) on other assets and liabilities	8,785	36,046	48,117	45,160	(348,274)
Net realized gain (loss) on investments and foreign currencies	10,306,499	15,034,967	7,752,767	3,498,748	19,637,738
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	582,967	1,201,436	(2,166,195)	(1,927,984)	6,564,885
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	5,838	23,049	49,383	44,496	(978,308)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(5,312)	(17,639)	(20,744)	(21,533)	37,306
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	8,226
Net unrealized gain (loss) on investments and foreign currencies	583,493	1,206,846	(2,137,556)	(1,905,021)	5,632,109
Net realized and unrealized gain (loss) on investments and foreign currencies	10,889,992	16,241,813	5,615,211	1,593,727	25,269,847
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,088,629	$17,084,902	$6,843,026	$2,810,181	$27,683,869
* Net of foreign withholding taxes on interest and dividends of	$2,955	$4,304	$2,949	$2,063	$74,828
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$9,873

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

March 31, 2014

	Stock	Large Cap Growth	Large Cap Value	Mid Cap Growth	Mid Cap Value
Investment Income:
Dividends (unaffiliated)	$1,983,836	$4,513,934	$14,518,308	$1,164,133	$5,509,114
Dividends (affiliated)	—	—	11,918	424	1,575
Interest (unaffiliated)	2,316	4,086	10,019	1,020	313
Total investment income*	1,986,152	4,518,020	14,540,245	1,165,577	5,511,002
Expenses:
Investment advisory and management fees	2,468,440	2,684,815	4,234,769	1,199,098	2,539,720
Service Fees:
Class 2	90,691	62,651	59,140	44,552	54,379
Class 3	138,572	498,597	663,764	138,061	391,027
Transfer agent fees and expenses	3,095	2,075	2,075	2,075	2,075
Custodian and accounting fees	84,119	108,999	160,733	114,613	149,439
Reports to shareholders	37,311	37,009	65,327	15,401	35,400
Audit and tax fees	33,804	33,854	33,995	34,593	34,195
Legal fees	9,686	14,149	13,411	9,979	5,147
Trustees' fees and expenses	10,237	11,336	19,067	4,854	10,298
Interest expense	—	227	—	25	105
Other expenses	19,516	25,668	30,743	25,262	29,169
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,895,471	3,479,380	5,283,024	1,588,513	3,250,954
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	—	—	—	—
Fees paid indirectly (Note 5)	(2,398)	(40,488)	(1,494)	(1,977)	(12,800)
Net expenses	2,893,073	3,438,892	5,281,530	1,586,536	3,238,154
Net investment income (loss)	(906,921)	1,079,128	9,258,715	(420,959)	2,272,848
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	23,509,320	57,197,420	26,705,461	16,269,280	37,287,018
Net realized gain (loss) on investments (affiliated)**	—	—	—	2,203	1,647
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options and swap contracts	—	189,849	124,000	172,136	172,136
Net realized foreign exchange gain (loss) on other assets and liabilities	(15,136)	(13,731)	521	(1,250)	—
Net realized gain (loss) on investments and foreign currencies	23,494,184	57,373,538	26,829,982	16,442,369	37,460,801
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	44,259,592	10,314,224	59,393,239	13,775,047	18,265,592
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	335,517	(551)	7,932
Change in unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	(10,050)	13,400	(7,735)	(7,735)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	512	54	131	(294)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	44,260,104	10,304,228	59,742,287	13,766,467	18,265,789
Net realized and unrealized gain (loss) on investments and foreign currencies	67,754,288	67,677,766	86,572,269	30,208,836	55,726,590
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,847,367	$68,756,894	$95,830,984	$29,787,877	$57,999,438
* Net of foreign withholding taxes on interest and dividends of	$11,485	$19,541	$97,278	$5,123	$819
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

March 31, 2014

	Small Cap	International Equity	Diversified Fixed Income	Real Return	Cash Management
Investment Income:
Dividends (unaffiliated)	$2,329,761	$14,819,188	$115,193	$59	$—
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	468	5,903	19,844,667	4,286,191	70,134
Total investment income*	2,330,229	14,825,091	19,959,860	4,286,250	70,134
Expenses:
Investment advisory and management fees	1,510,133	4,781,242	5,102,684	3,375,529	185,482
Service Fees:
Class 2	40,379	46,132	69,021	—	18,956
Class 3	233,047	753,146	1,184,134	1,115,634	66,093
Transfer agent fees and expenses	2,076	2,075	2,075	2,176	905
Custodian and accounting fees	160,091	368,587	302,640	117,701	28,949
Reports to shareholders	23,472	59,156	86,920	77,391	2,581
Audit and tax fees	34,304	55,700	49,508	46,059	39,110
Legal fees	4,168	23,719	12,106	9,784	3,356
Trustees' fees and expenses	5,892	17,757	27,311	19,363	899
Interest expense	—	10,711	45	—	—
Other expenses	29,581	38,683	27,732	20,354	12,100
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,043,143	6,156,908	6,864,176	4,783,991	358,431
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	—	—	—	(91,029)
Fees paid indirectly (Note 5)	(6,236)	(47,117)	—	—	—
Net expenses	2,036,907	6,109,791	6,864,176	4,783,991	267,402
Net investment income (loss)	293,322	8,715,300	13,095,684	(497,741)	(197,268)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	14,955,869	28,214,199	(4,575,407)	1,435,375	8
Net realized gain (loss) on investments (affiliated)**	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on futures contracts, written options and swap contracts	705,959	1,057,098	496,172	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	260,983	11,366	(10,272,819)	—
Net realized gain (loss) on investments and foreign currencies	15,661,828	29,532,280	(4,067,869)	(8,837,444)	8
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	24,290,612	28,523,427	(15,172,449)	(15,338,429)	(4,029)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	(61,697)	94,809	549,086	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	114,309	(15,465)	353,454	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	158,145	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	24,228,915	28,890,690	(14,638,828)	(14,984,975)	(4,029)
Net realized and unrealized gain (loss) on investments and foreign currencies	39,890,743	58,422,970	(18,706,697)	(23,822,419)	(4,021)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$40,184,065	$67,138,270	$(5,611,013)	$(24,320,160)	$(201,289)
* Net of foreign withholding taxes on interest and dividends of	$498	$990,230	$(27)	$459	$—
** Net of foreign withholding taxes on capital gains of	$—	$204,047	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS — (continued)

March 31, 2014

	Focus Growth	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
Investment Income:
Dividends (unaffiliated)	$1,211,924	$3,662,867	$—	$—	$—	$—
Dividends (affiliated)	—	—	794,093	5,513,041	3,593,509	3,082,578
Interest (unaffiliated)	2,845	399	—	—	—	—
Total investment income*	1,214,769	3,663,266	794,093	5,513,041	3,593,509	3,082,578
Expenses:
Investment advisory and management fees	1,579,382	1,740,333	120,317	675,643	395,927	321,346
Service Fees:
Class 2	56,120	28,339	—	—	—	—
Class 3	155,067	103,331	—	—	—	—
Transfer agent fees and expenses	1,849	1,868	743	780	780	743
Custodian and accounting fees	46,706	54,157	16,517	16,331	16,330	16,344
Reports to shareholders	16,532	21,114	14,262	79,490	46,887	38,271
Audit and tax fees	31,578	31,591	23,033	23,033	23,033	23,033
Legal fees	4,567	5,647	3,409	5,838	4,656	4,324
Trustees' fees and expenses	4,760	5,997	3,849	21,439	12,604	10,231
Interest expense	303	456	1,304	7,070	2,914	2,497
Other expenses	15,579	14,665	13,574	16,727	19,346	11,080
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,912,443	2,007,498	197,008	846,351	522,477	427,869
Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	—	(43,505)	—	—	—	—
Fees paid indirectly (Note 5)	(2,823)	(21,265)	—	—	—	—
Net expenses	1,909,620	1,942,728	197,008	846,351	522,477	427,869
Net investment income (loss)	(694,851)	1,720,538	597,085	4,666,690	3,071,032	2,654,709
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	33,542,475	16,193,133	—	—	—	—
Net realized gain (loss) on investments (affiliated)**	—	—	6,128,100	35,196,233	22,477,329	20,582,477
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	1,117,614	6,852,848	3,931,102	3,110,802
Net realized gain (loss) on futures contracts, written options and swap contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,654)	(17,292)	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	33,540,821	16,175,841	7,245,714	42,049,081	26,408,431	23,693,279
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	739,753	17,218,602	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	10,489,882	31,741,356	9,742,564	(796,123)
Change in unrealized appreciation (depreciation) on futures contracts, written options and swap contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(473)	(6)	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	739,280	17,218,596	10,489,882	31,741,356	9,742,564	(796,123)
Net realized and unrealized gain (loss) on investments and foreign currencies	34,280,101	33,394,437	17,735,596	73,790,437	36,150,995	22,897,156
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,585,250	$35,114,975	$18,332,681	$78,457,127	$39,222,027	$25,551,865
* Net of foreign withholding taxes on interest and dividends of	$51,670	$54,701	$—	$—	$—	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Multi-Managed Growth		Multi-Managed Moderate Growth		Multi-Managed Income/Equity
	For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2014	For the year ended March 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$198,637	$264,528	$843,089	$982,083	$1,227,815	$1,487,588
Net realized gain (loss) on investments and foreign currencies	10,306,499	5,409,153	15,034,967	8,633,782	7,752,767	4,421,743
Net unrealized gain (loss) on investments and foreign currencies	583,493	(1,798,848)	1,206,846	(2,724,392)	(2,137,556)	344,939
Net increase (decrease) in net assets resulting from operations	11,088,629	3,874,833	17,084,902	6,891,473	6,843,026	6,254,270
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(86,974)	(70,945)	(129,766)	(165,614)	(201,539)	(302,626)
Net investment income — Class 2	(121,818)	(100,412)	(440,929)	(576,029)	(723,811)	(1,154,289)
Net investment income — Class 3	(171,910)	(103,879)	(638,714)	(514,901)	(767,984)	(714,882)
Net realized gain on investments — Class 1	(294,639)	—	(707,781)	(562,499)	(451,282)	(525,625)
Net realized gain on investments — Class 2	(536,779)	—	(2,865,581)	(2,285,976)	(1,794,028)	(2,153,279)
Net realized gain on investments — Class 3	(852,596)	—	(4,211,997)	(2,232,365)	(1,905,555)	(1,397,528)
Total distributions to shareholders	(2,064,716)	(275,236)	(8,994,768)	(6,337,384)	(5,844,199)	(6,248,229)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(1,228,922)	(10,172,257)	17,980,090	(13,553,950)	11,744,678	(8,328,326)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,794,991	(6,572,660)	26,070,224	(12,999,861)	12,743,505	(8,322,285)
NET ASSETS:
Beginning of period	67,678,176	74,250,836	121,222,310	134,222,171	94,720,223	103,042,508
End of period†	$75,473,167	$67,678,176	$147,292,534	$121,222,310	$107,463,728	$94,720,223
† Includes accumulated undistributed net investment income (loss)	$194,452	$371,695	$839,695	$1,189,658	$1,243,590	$1,677,583

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income		Asset Allocation: Diversified Growth		Stock
	For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2014	For the year ended March 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$1,216,454	$1,434,866	$2,414,022	$2,983,946	$(906,921)	$(187,495)
Net realized gain (loss) on investments and foreign currencies	3,498,748	3,197,213	19,637,738	9,563,360	23,494,184	16,343,010
Net unrealized gain (loss) on investments and foreign currencies	(1,905,021)	368,659	5,632,109	5,824,333	44,260,104	(1,155,214)
Net increase (decrease) in net assets resulting from operations	2,810,181	5,000,738	27,683,869	18,371,639	66,847,367	15,000,301
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(221,182)	(275,807)	(599,064)	(508,939)	—	—
Net investment income — Class 2	(693,257)	(988,181)	(1,838,654)	(1,635,228)	—	—
Net investment income — Class 3	(749,387)	(681,201)	(1,581,000)	(1,364,922)	—	—
Net realized gain on investments — Class 1	(366,116)	(488,584)	—	—	(7,587,924)	—
Net realized gain on investments — Class 2	(1,257,291)	(1,877,158)	—	—	(2,268,496)	—
Net realized gain on investments — Class 3	(1,369,878)	(1,350,869)	—	—	(2,114,633)	—
Total distributions to shareholders	(4,657,111)	(5,661,800)	(4,018,718)	(3,509,089)	(11,971,053)	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	4,761,886	(7,670,093)	(28,422,405)	(32,565,787)	70,471,618	61,696,141
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,914,956	(8,331,155)	(4,757,254)	(17,703,237)	125,347,932	76,696,442
NET ASSETS:
Beginning of period	83,818,977	92,150,132	167,488,423	185,191,660	224,207,171	147,510,729
End of period†	$86,733,933	$83,818,977	$162,731,169	$167,488,423	$349,555,103	$224,207,171
† Includes accumulated undistributed net investment income (loss)	$1,195,267	$1,649,180	$2,409,628	$3,817,271	$29	$(170,840)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth		Large Cap Value		Mid Cap Growth
	For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2014	For the year ended March 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$1,079,128	$1,647,920	$9,258,715	$5,222,041	$(420,959)	$(157,136)
Net realized gain (loss) on investments and foreign currencies	57,373,538	13,712,101	26,829,982	16,929,551	16,442,369	4,604,342
Net unrealized gain (loss) on investments and foreign currencies	10,304,228	10,754,943	59,742,287	31,576,146	13,766,467	7,418,729
Net increase (decrease) in net assets resulting from operations	68,756,894	26,114,964	95,830,984	53,727,738	29,787,877	11,865,935
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(757,428)	(148,987)	(2,951,318)	(967,608)	—	—
Net investment income — Class 2	(201,270)	(147,381)	(333,341)	(458,363)	—	—
Net investment income — Class 3	(711,965)	(525,651)	(1,955,499)	(2,750,042)	—	—
Net realized gain on investments — Class 1	(4,288,175)	(967,141)	—	—	(1,708,693)	(723,633)
Net realized gain on investments — Class 2	(1,496,802)	(1,425,940)	—	—	(807,179)	(1,045,882)
Net realized gain on investments — Class 3	(6,904,009)	(7,137,817)	—	—	(1,418,117)	(2,057,293)
Total distributions to shareholders	(14,359,649)	(10,352,917)	(5,240,158)	(4,176,013)	(3,933,989)	(3,826,808)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	66,190,535	(5,208,908)	202,289,528	57,792,548	22,295,904	2,006,956
TOTAL INCREASE (DECREASE) IN NET ASSETS	120,587,780	10,553,139	292,880,354	107,344,273	48,149,792	10,046,083
NET ASSETS:
Beginning of period	291,041,331	280,488,192	418,779,235	311,434,962	115,191,991	105,145,908
End of period†	$411,629,111	$291,041,331	$711,659,589	$418,779,235	$163,341,783	$115,191,991
† Includes accumulated undistributed net investment income (loss)	$1,068,434	$1,672,421	$9,251,072	$5,382,841	$(107,141)	$(330)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Value		Small Cap		International Equity
	For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2014	For the year ended March 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$2,272,848	$1,902,748	$293,322	$(43,726)	$8,715,300	$4,612,315
Net realized gain (loss) on investments and foreign currencies	37,460,801	15,108,030	15,661,828	11,736,208	29,532,280	(322,698)
Net unrealized gain (loss) on investments and foreign currencies	18,265,789	22,106,206	24,228,915	2,209,227	28,890,690	32,943,095
Net increase (decrease) in net assets resulting from operations	57,999,438	39,116,984	40,184,065	13,901,709	67,138,270	37,232,712
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(941,689)	(228,834)	—	—	(2,426,311)	(1,034,822)
Net investment income — Class 2	(216,624)	(145,023)	—	—	(298,507)	(406,102)
Net investment income — Class 3	(753,161)	(611,073)	—	—	(2,618,047)	(3,807,676)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	(1,911,474)	(984,930)	—	—	(5,342,865)	(5,248,600)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	19,941,961	11,180,658	31,885,697	2,661,479	65,294,773	88,384,593
TOTAL INCREASE (DECREASE) IN NET ASSETS	76,029,925	49,312,712	72,069,762	16,563,188	127,090,178	120,368,705
NET ASSETS:
Beginning of period	258,555,141	209,242,429	147,342,534	130,779,346	437,370,136	317,001,431
End of period†	$334,585,066	$258,555,141	$219,412,296	$147,342,534	$564,460,314	$437,370,136
† Includes accumulated undistributed net investment income (loss)	$2,272,380	$1,914,819	$246,284	$(83,683)	$8,226,992	$4,046,610

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Diversified Fixed Income		Real Return		Cash Management
	For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2014	For the year ended March 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$13,095,684	$11,300,045	$(497,741)	$(177,103)	$(197,268)	$(308,516)
Net realized gain (loss) on investments and foreign currencies	(4,067,869)	9,172,157	(8,837,444)	11,017,838	8	—
Net unrealized gain (loss) on investments and foreign currencies	(14,638,828)	4,205,893	(14,984,975)	1,575,488	(4,029)	3,125
Net increase (decrease) in net assets resulting from operations	(5,611,013)	24,678,095	(24,320,160)	12,416,223	(201,289)	(305,391)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	(5,841,275)	(2,335,299)	(1,377,753)	(1,597,034)	—	—
Net investment income — Class 2	(675,003)	(1,105,031)	—	—	—	—
Net investment income — Class 3	(6,709,783)	(9,560,487)	(3,429,254)	(10,356,088)	—	—
Net realized gain on investments — Class 1	(3,054,059)	(1,604,772)	—	—	—	—
Net realized gain on investments — Class 2	(397,206)	(823,579)	—	—	—	—
Net realized gain on investments — Class 3	(4,160,141)	(7,270,241)	—	—	—	—
Total distributions to shareholders	(20,837,467)	(22,699,409)	(4,807,007)	(11,953,122)	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	230,992,972	136,360,007	165,558,370	119,871,810	(12,852,487)	(17,983,236)
TOTAL INCREASE (DECREASE) IN NET ASSETS	204,544,492	138,338,693	136,431,203	120,334,911	(13,053,776)	(18,288,627)
NET ASSETS:
Beginning of period	704,603,569	566,264,876	499,564,019	379,229,108	49,006,614	67,295,241
End of period†	$909,148,061	$704,603,569	$635,995,222	$499,564,019	$35,952,838	$49,006,614
† Includes accumulated undistributed net investment income (loss)	$16,658,047	$13,224,632	$(12,649,645)	$(778,773)	$(45,879)	$(58,151)

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focus Growth		Focus Value		Allocation Growth
	For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2014	For the year ended March 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$(694,851)	$(108,155)	$1,720,538	$1,210,406	$597,085	$748,506
Net realized gain (loss) on investments and foreign currencies	33,540,821	11,473,551	16,175,841	6,770,161	7,245,714	2,057,675
Net unrealized gain (loss) on investments and foreign currencies	739,280	(6,013,835)	17,218,596	4,198,598	10,489,882	8,470,706
Net increase (decrease) in net assets resulting from operations	33,585,250	5,351,561	35,114,975	12,179,165	18,332,681	11,276,887
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	(953,133)	(122,602)	—	—
Net investment income — Class 2	—	—	(102,643)	(66,951)	—	—
Net investment income — Class 3	—	—	(154,751)	(142,724)	(897,006)	(946,225)
Net realized gain on investments — Class 1	(4,556,661)	(143,499)	—	—	—	—
Net realized gain on investments — Class 2	(2,774,180)	(186,285)	—	—	—	—
Net realized gain on investments — Class 3	(4,516,343)	(404,325)	—	—	—	—
Total distributions to shareholders	(11,847,184)	(734,109)	(1,210,527)	(332,277)	(897,006)	(946,225)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(21,794,598)	6,406,816	78,155,010	28,175,017	(17,523,771)	(13,797,120)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(56,532)	11,024,268	112,059,458	40,021,905	(88,096)	(3,466,458)
NET ASSETS:
Beginning of period	164,081,995	153,057,727	124,756,105	84,734,200	119,359,401	122,825,859
End of period†	$164,025,463	$164,081,995	$236,815,563	$124,756,105	$119,271,305	$119,359,401
† Includes accumulated undistributed net investment income (loss)	$—	$—	$1,703,247	$1,210,528	$723,183	$897,006

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate Growth		Allocation Moderate		Allocation Balanced
	For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2014	For the year ended March 31, 2013	For the year ended March 31, 2014	For the year ended March 31, 2013
INCREASE (DECREASE) IN NET ASSETS OPERATIONS
Net investment income (loss)	$4,666,690	$6,538,739	$3,071,032	$4,216,416	$2,654,709	$3,997,275
Net realized gain (loss) on investments and foreign currencies	42,049,081	9,374,252	26,408,431	7,130,175	23,693,279	6,938,265
Net unrealized gain (loss) on investments and foreign currencies	31,741,356	43,528,480	9,742,564	20,334,768	(796,123)	13,669,005
Net increase (decrease) in net assets resulting from operations	78,457,127	59,441,471	39,222,027	31,681,359	25,551,865	24,604,545
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	(8,702,900)	(7,320,468)	(5,693,525)	(4,130,867)	(5,452,829)	(3,360,436)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	(1,918,672)	—
Total distributions to shareholders	(8,702,900)	(7,320,468)	(5,693,525)	(4,130,867)	(7,371,501)	(3,360,436)
Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(112,973,343)	(48,683,385)	(38,550,532)	(16,983,864)	(34,590,629)	7,410,804
TOTAL INCREASE (DECREASE) IN NET ASSETS	(43,219,116)	3,437,618	(5,022,030)	10,566,628	(16,410,265)	28,654,913
NET ASSETS:
Beginning of period	695,486,126	692,048,508	397,818,479	387,251,851	330,688,768	302,033,855
End of period†	$652,267,010	$695,486,126	$392,796,449	$397,818,479	$314,278,503	$330,688,768
† Includes accumulated undistributed net investment income (loss)	$6,087,463	$8,702,900	$4,082,422	$5,693,525	$3,565,216	$5,452,829

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by affiliated life insurance companies (the "Life Companies"). SunAmerica Asset Management, LLC ("SAAMCo" or the "Adviser") (formerly SunAmerica Asset Management Corp.*), an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation ("AIG"), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are held by separate accounts of American General Life Insurance Company ("AGL"), a Texas corporation, and The United States Life Insurance Company in the city of New York, a New York corporation ("USL"). AGL and USL are wholly-owned subsidiaries of AIG. Each of the life insurance companies listed above are collectively referred to as the "Life Companies."

The Trust currently consists of 21 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future as referenced in the Trust's registration statement. Six of the Portfolios, called the "Seasons Strategies Portfolios," are available through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. The Seasons Strategies Portfolios may also be available indirectly through certain investment options under other Variable Contracts offered by the Life Companies. Fifteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Strategies Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Please refer to your Seasons Variable Contracts prospectus for sales and/or redemption changes under your variable contract. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and/or Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment goal for each Portfolio is as follows:

Seasons Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

*  Effective upon the close of business December 31, 2013, SunAmerica Asset Management Corp. was reorganized as a Delaware limited liability company and its name concurrently changed to SunAmerica Asset Management, LLC.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing, under normal circumstances, primarily through a strategic allocation of approximately 80% (with a range of 65-95%) of its assets in equity securities and approximately 20% (with a range of 5-35%) of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-capitalization companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and, secondarily, capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, asset- and mortgage-backed securities, investment-grade debt securities, and lower-rated fixed income securities, or junk bonds.

The Real Return Portfolio seeks total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management by investing, under normal circumstances, primarily in inflation-adjusted debt securities including inflation-indexed bonds issued by the U.S. Treasury and inflation-indexed securities issued by other entities such as U.S. and foreign corporations and foreign governments.

The Cash Management Portfolio seeks current income while preserving capital by investing in a diversified selection of money market instruments.

Seasons Focused Portfolios

The Focus Growth Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of growth criteria without regard to market capitalization.

The Focus Value Portfolio seeks long-term growth of capital by investing in equity securities selected on the basis of a value criteria, without regard to market capitalization.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests at least

20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, the Portfolio invests no more than 70% of its net assets in equity portfolios.

Each Portfolio is diversified with the exception of Focus Growth Portfolio and Focused Value Portfolio which are non-diversified (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The five Managers of the Multi-Managed Seasons Portfolios are J.P. Morgan Investment Management Inc. ("J.P.Morgan"), Janus Capital Management LLC ("Janus"), Lord Abbett & Company LLC ("Lord Abbett"), PineBridge Investments LLC ("PineBridge") and Wellington Management Company, LLP ("WMC"). Each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

Portfolio	Small Cap Growth component J.P.Morgan	Growth component Janus	Balanced component Lord Abbett/ PineBridge	Fixed Income component WMC
Multi-Managed Growth	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth	18	28	12.6/5.4	36
Multi-Managed Income/Equity	0	18	14/14	54
Multi-Managed Income	0	8	8.5/8.5	75

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management and Real Return Portfolios (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders. The assets of the Focus Value Portfolio are not divided equally between the two managers, but have a targeted allocation of 67% to one Manager, Northern Trust and 33% to J.P.Morgan.

Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees ("the Board") , etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios' net assets as of March 31, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior floating rate loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on swaps ("Swaptions") and other option derivatives (i.e., straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter will be valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts ("forward contracts") are valued at the 4:00pm eastern time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward contracts for various purposes, including to facilitate settlement of foreign currency denominated portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the year ended March 31, 2014, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income, Asset Allocation: Diversified Growth, International Equity, Diversified Fixed Income and Real Return Portfolios used forward contracts to attempt to protect securities and related receivable and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and to enhance total return. As of March 31, 2014, each of the preceding Portfolios have open forward contracts, which are reported on a schedule following each Portfolio's Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio's loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio's maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures:  Certain Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning or to enhance income or total return. During the year ended March 31, 2014, the Large Cap Growth, Large Cap Value, Mid Cap Growth, Mid Cap Value, Small Cap and International Equity Portfolios, used futures contracts to increase exposure to equity or bond markets. The Multi-Managed Growth, Multi- Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income and Diversified Fixed Income Portfolios used futures contracts to manage duration and yield curve positioning and to increase exposure to equity or bond markets. The Asset Allocation: Diversified Growth Portfolio used futures contracts to hedge against changes in interest rates, increase exposure to equity or bond markets and enhance total return. As of March 31, 2014, the following Portfolios had open futures contracts: Multi-Managed Growth Portfolio, Multi-Managed Moderate Growth Portfolio, Multi-Managed Income/Equity Portfolio, Multi-Managed Income Portfolio, Asset Allocation: Diversified Growth Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio, International Equity Portfolio, and Diversified Fixed Income Portfolio, which are reported on a schedule following each Portfolio's Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the "broker"). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

At March 31, 2014, the amount shown in the Statements of Assets and Liabilities as due from broker for the Multi-Managed Income/Equity Portfolio, Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio, Small Cap Portfolio and Diversified Fixed Income Portfolio includes amounts set aside for margin requirements for open futures contracts.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio's market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased, or to generate income. During the year ended March 31, 2014, the Asset Allocation: Diversified Growth and Diversified Fixed Income Portfolios used option contracts to seek protection against a decline in the value of a Portfolio's securities or an increase in prices of securities that may be purchased or to generate income. Option contracts are reported on a schedule following the Portfolio of Investments. As of March 31, 2014, each of the preceding Portfolios had open option contracts, which are reported on a schedule following each Portfolio's Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio's loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended March 31, 2014 are summarized as follows:

Written Options
Asset Allocation: Diversified Growth Portfolio
	Notional Amounts	Premiums Received
Options outstanding as of March 31, 2013	$—	$—
Options written	7,355	5,884
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired (written)	—	—
Options outstanding as of March 31, 2014	$7,355	$5,884

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared ("centrally cleared swaps"). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the "CCP") and the Portfolios faces the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. Unlike a bilateral swap contract, for centrally cleared swaps, the Portfolios have no credit exposure to the counterparty as the CCP stands between the portfolios and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of centrally cleared swaps, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Portfolios will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios' basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Portfolios amortize upfront payments and receipts on the swap contracts on a daily basis. Net periodic payments made or received by the Portfolios are included as part of realized gain (loss).

Credit Default Swap Agreements: Certain Portfolios may enter into credit default swap agreements ("credit default swaps") for various purposes, including managing credit risk (i.e., hedging), enhancing returns, a substitute for physical securities or speculation. During the period ended March 31, 2014, the Diversified Fixed Income Portfolio used credit default swaps to manage credit risk (i.e., hedging) and enhance returns. Credit default swaps are reported on a schedule following the Portfolio of Investments. As of March 31, 2014, the preceding Portfolio had open credit default swaps, which are reported on a schedule following the Portfolio's Portfolio of Investments.

Credit default swaps are bilateral contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its Portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium, the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. The Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are bilateral contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where a Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer's default.

Credit default swaps on asset-backed securities are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation's default.

Credit default swaps on credit indices are bilateral contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a Portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding as of March 31, 2014 for which a Portfolio is the seller of protection, if any, are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Equity Swap Agreements: Certain Portfolios may enter into equity swap agreements ("equity swaps"), a type of total return swap, for various purposes, including to hedge exposure to market risk, to gain exposure to a security or market index, or to enhance total return. Equity swaps are reported on a schedule following the Portfolio of Investments. During the year ended March 31, 2014, the Asset Allocation: Diversified Growth Portfolio used total return swap contracts to hedge the portfolio's sector exposure, to gain exposure to certain sectors and to enhance total return. As of March 31, 2014, the Asset Allocation: Diversified Growth Portfolio had open equity swap contracts, which are reported on a schedule following the Portfolio of Investments.

Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to the Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and the Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, the Portfolio's risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Risks of Entering into Swap Agreements: Risks to the Portfolios of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk or documentation risk. By entering into swap agreements, the Portfolios may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset's perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, the Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio's net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio's counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio's financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of March 31, 2014, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended March 31, 2014. For a detailed presentation of derivatives held as of March 31, 2014, please refer to the Portfolio of Investments.

	Multi-Managed Growth Portfolio
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$7,050	Variation margin on futures contracts	$—
Interest rate contracts(2)(4)	Variation margin on futures contracts	1,719	Variation margin on futures contracts	375
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	37	foreign currency contracts	1,306
		$8,806		$1,681

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$92,185	$(7,051)
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(8,839)	12,889
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	13,297	(5,546)
		$96,643	$292

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures and interest rate futures contracts was $349,778 and $2,262,791, respectively.

(3)  The average notional amount outstanding for forward foreign currency contracts was $394,437.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $12,105 as reported in the Portfolio of Investments.

	Multi-Managed Moderate Growth Portfolio
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$11,750	Variation margin on futures contracts	$—
Interest rate contracts(2)(4)	Variation margin on futures contracts	6,813	Variation margin on futures contracts	1,507
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	132	foreign currency contracts	4,680
		$18,695		$6,187

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$138,517	$(14,013)
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	25,813	37,062
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	43,097	(18,647)
		$207,427	$4,402

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures and interest rate futures contracts was $586,423 and $7,990,466, respectively.

(3)  The average notional amount outstanding for forward foreign currency contracts was $1,338,260.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $27,068 as reported in the Portfolio of Investments.

	Multi-Managed Income/Equity Portfolio
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$10,313	Variation margin on futures contracts	$—
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	144	foreign currency contracts	5,154
		$10,457		$5,154

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$(42,441)	$49,383
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	53,342	(21,902)
		$10,901	$27,481

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $10,768,105.

(3)  The average notional amount outstanding for forward foreign currency contracts was $1,575,692.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $50,479 as reported in the Portfolio of Investments.

	Multi-Managed Income Portfolio
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$12,094	Variation margin on futures contracts	$—
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	164	foreign currency contracts	5,859
		$12,258		$5,859

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$27,480	$44,496
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	48,954	(22,882)
		$76,434	$21,614

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $11,528,627.

(3)  The average notional amount outstanding for forward foreign currency contracts was $1,597,084.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $42,667 as reported in the Portfolio of Investments.

	Asset Allocation: Diversified Growth Portfolio
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(5)(6)(7)(8)	Unrealized appreciation on swap		Unrealized depreciation on swap
	contracts	$47,275	contracts	$36,486
	Variation margin on futures contracts	225,431	Variation margin on futures contracts	155,315
	Call and put options purchased, at value	2,778	Call and put options purchased, at value	—
	Call and put options written, at value	—	Call and put options written, at value	871
Interest rate contracts(3)(5)	Variation margin on futures contracts	1,750	Variation margin on futures contracts	11,125
Foreign exchange contracts(4)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	57,413	foreign currency contracts	57,340
		$334,647		$261,137

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)(6)(7)(9)(10)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/	$—	$(8,107)
	Change in unrealized appreciations (depreciation) on futures contracts, written options contracts and swap contracts	1,439,674	(815,785)
Interest rate contracts(3)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	50,529	(162,523)
Foreign exchange contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(335,830)	34,516
		$1,154,373	$(951,899)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures and swap contracts were $37,894,484 and $15,751,273, respectively.

(3)  The average value outstanding for interest rate futures was $32,474,978.

(4)  The average notional amount outstanding for forward currency contracts was $28,231,918.

(5)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(53,227) as reported in the Portfolio of Investments.

(6)  The average value outstanding for equity purchase contracts was $2,043

(7)  The average value outstanding for equity written option contracts was $928

(8)  Purchased options contracts are included in Investments at value (unaffiliated)

(9)  The realized gain/(loss) for purchased options contracts in included in Net realized gain (loss) on investments (unaffiliated).

(10)  The change in unrealized appreciaion (depreciation) on purchased options contracts is included in change in unrealized appreciaion (depreciation) on investments (unaffiliated).

	Large Cap Growth Portfolio
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$9,600	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$189,849	$(10,050)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $920,908.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(1,720) as reported in the Portfolio of Investments.

	Large Cap Value Portfolio
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$7,900	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$124,000	$13,400

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $795,075.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $18,180 as reported in the Portfolio of Investments.

	Mid Cap Growth Portfolio
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$14,000	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$172,136	$(7,735)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $883,184.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $4,013 as reported in the Portfolio of Investments.

	Mid Cap Value Portfolio
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$14,000	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts written options contracts and swap contracts	$172,136	$(7,735)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $883,184.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $4,013 as reported in the Portfolio of Investments.

	Small Cap Portfolio
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$63,450	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	$705,959	$(61,697)

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $2,543,277.

(3)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(27,842) as reported in the Portfolio of Investments.

	International Equity Portfolio
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Equity contracts(2)(4)	Variation margin on futures contracts	$15,600	Variation margin on futures contracts	$—
Foreign exchange contracts(3)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	154,248	foreign currency contracts	43,091
		$169,848		$43,091

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts, written options contracts and swap contracts/ Change in unrealized appreciation (depreciation) on futures contracts written options contracts and swap contracts	$1,057,098	$94,809
Foreign exchange contracts(3)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	682,375	111,157
		$1,739,473	$205,966

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for equity futures contracts was $5,236,262.

(3)  The average notional amount outstanding for forward foreign currency contracts was $29,615,846.

(4)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $65,300 as reported in the Portfolio of Investments.

	Diversified Fixed Income Portfolio
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Interest rate
contracts(2)(5)(6)(8)(9)	Variation margin on futures contracts	$80,063	Variation margin on futures contracts	$70,719
	Call and put options purchased,		Call and put options purchased,
	at value	244,497	at value	—
Credit contracts(3)	Unrealized appreciation on swap		Unrealized depreciation on swap
	contracts	—	contracts	103,206
Foreign exchange contracts(4)	Unrealized appreciation on forward		Unrealized depreciation on forward
	foreign currency contracts	—	foreign currency contracts	18,101
		$324,560		$192,026

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Interest rate contracts(2)(5)(6)(7)(8)(9)	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	$—	$(87,264)
	Net realized gain (loss) on futures contracts, and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	841,817	652,292
Credit contracts(3)	Net realized gain (loss) on futures contracts, and swap contracts/Change in unrealized appreciation (depreciation) on futures contracts, written options contracts and swap contracts	(345,645)	(103,206)
Foreign exchange contracts(4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	11,733	(18,101)
		$507,905	$443,721

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average value outstanding for interest rate futures contracts was $66,768,673.

(3)  The average notional amount outstanding for credit default swap contracts was $9,922,321.

(4)  The average notional amount outstanding for forward foreign currency contracts was $71,637.

(5)  The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $605,299 as reported in the Portfolio of Investments.

(6)  The average notional amount outstanding for purchased options contracts was $27,487.

(7)  The realized gain/(loss) for purchased options contracts in included in Net realized gain(loss) on investments (unaffiliated).

(8)  Purchased options contracts are included in Investments at value (unaffiliated).

(9)  The change in unrealized appreciaion(depreciation) on purchased options contracts is included in Change in unrealized appreciaion(depreciation) on investments (unaffiliated).

	Real Return Portfolio
	Asset Derivatives 2014		Liability Derivatives 2014
Derivative Contracts(1)	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$963,706	Unrealized depreciation on forward foreign currency contracts	$961,091

	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized In Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(10,279,892)	$308,498

(1)  The Portfolio's derivative contracts held during the period ended March 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.

(2)  The average notional amount outstanding for forward foreign currency contracts was $232,605,086.

As of March 31, 2014, the following tables represent derivative and financial assets and liabilities (by type) on a gross basis and related collateral pledged for derivatives and financial instruments subject to master netting arrangements. If a Portfolio does not have a derivative or financial asset or liability a table will not be presented. Futures contracts are presented at the variation margin receivable or payable. The repurchase agreements held by a Portfolio as of March 31, 2014, are also subject to master netting agreements but are not included in the following tables. See the Portfolio of Investments and Notes to the Financial Statements for more information about a Portfolio's holdings in repurchase agreements.

	Multi-Managed Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts Exchange traded	$1,719	$—	$1,719
Equity contracts Exchange traded	7,050	—	7,050
Foreign exchange contracts	37	—	37
Total derivatives, subject to a master netting arrangement or similar arrangement	$8,806	$—	$8,806

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs & Co.*	$8,769	$(375)	$—	$8,394
Standard Chartered Bank	37	(14)	—	23
	$8,806	$(389)	$—	$8,417

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts Exchange traded	$375	$—	$375
Foreign exchange contracts	1,306	—	1,306
Total derivatives, subject to a master netting arrangement or similar arrangement	$1,681	$—	$1,681

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$375	$(375)	$—	$—
Standard Chartered Bank	14	(14)	—	—
JP Morgan Chase Bank	296	—	—	296
UBS AG	967	—	—	967
Westpac Banking Corp	29	—	—	29
	$1,681	$(389)	$—	$1,292

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Multi-Managed Moderate Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts Exchange traded	$6,813	$—	$6,813
Equity contracts Exchange traded	11,750	—	11,750
Foreign exchange contracts	132	—	132
Total derivatives, subject to a master netting arrangement or similar arrangement	$18,695	$—	$18,695

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs & Co.*	$18,563	$(1,507)	$—	$17,056
Standard Chartered Bank	132	(50)	—	82
	$18,695	$(1,557)	$—	$17,138

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts Exchange traded	$1,507	$—	$1,507
Foreign exchange contracts	4,680	—	4,680
Total derivatives, subject to a master netting arrangement or similar arrangement	$6,187	$—	$6,187

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$1,507	$(1,507)	$—	$—
JP Morgan Chase Bank	1,087	—	—	1,087
Standard Chartered Bank	50	(50)	—	—
UBS AG	3,399	—	—	3,399
Westpac Banking Corp	144	—	—	144
	$6,187	$(1,557)	$—	$4,630

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Multi-Managed Income/Equity Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Exchange traded	$10,313	$—	$10,313
Foreign exchange contracts	144	—	144
Total derivatives, subject to a master netting arrangement or similar arrangement	$10,457	$—	$10,457

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs & Co.*	$10,313	$—	$—	$10,313
Standard Chartered Bank	144	(54)	—	90
	$10,457	$(54)	$—	$10,403

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Foreign exchange contracts	$5,154	$—	$5,154
Total derivatives, subject to a master netting arrangement or similar arrangement	$5,154	$—	$5,154

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
JP Morgan Chase Bank	$1,188	$—	$—	$1,188
Standard Chartered Bank	54	(54)	—	—
UBS AG	3,740	—	—	3,740
Westpac Banking Corp	172	—	—	172
	$5,154	$(54)	$—	$5,100

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Multi-Managed Income Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Exchange traded	$12,094	$—	$12,094
Foreign exchange contracts	164	—	164
Total derivatives, subject to a master netting arrangement or similar arrangement	$12,258	$—	$12,258

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs & Co.*	$12,094	$—	$—	$12,094
Standard Chartered Bank	164	(62)	—	102
	$12,258	$(62)	$—	$12,196

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Foreign exchange contracts	$5,859	$—	$5,859
Total derivatives, subject to a master netting arrangement or similar arrangement	$5,859	$—	$5,859

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
JP Morgan Chase Bank	$1,384	$—	$—	$1,384
Standard Chartered Bank	62	(62)	—	—
UBS AG	4,241	—	—	4,241
Westpac Banking Corp	172	—	—	172
	$5,859	$(62)	$—	$5,797

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Asset Allocation: Diversified Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Exchange traded	$1,750	$—	$1,750
Foreign exchange contracts	57,413	—	57,413
Equity contracts
Over the counter	47,275	—	47,275
Exchange traded	228,209	—	228,209
Total derivatives, subject to a master netting arrangement or similar arrangement	$334,647	$—	$334,647

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Barclays Bank PLC	$3,014	$(2,974)	$—	$40
Citibank N.A	49,606	(37,351)	—	12,255
Credit Suisse AG	11,260	(2,846)	—	8,414
Deutsche Bank AG	5,934	(4,218)	—	1,716
Goldman Sachs International	10,049	(571)	—	9,478
HSBC Bank USA, N.A.	10,715	—	—	10,715
JPMorgan Chase Bank	3,429	(3,429)	—	—
Merrill Lynch, Pierce, Fenner & Smith Inc.*	227,181	(166,440)	—	60,741
State Street Bank & Trust Co.	1,599	(1,599)	—	—
UBS AG	1,338	(1,338)	—	—
Westpac Banking Corp.	10,522	(2,009)	—	8,513
	$334,647	$(222,775)	$—	$111,872

	Asset Allocation: Diversified Growth Portfolio (continued)
Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Exchange traded	$11,125	$—	$11,125
Foreign exchange contracts	57,340	—	57,340
Equity contracts
Over the counter	36,486	—	36,486
Exchange traded	156,186	—	156,186
Total derivatives, subject to a master netting arrangement or similar arrangement	$261,137	$—	$261,137

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Bank of America N.A.	$3,350	$—	$—	$3,350
Barclays Bank PLC	2,974	(2,974)	—	—
Citibank N.A	37,351	(37,351)	—	—
Credit Suisse AG	2,846	(2,846)	—	—
Deutsche Bank AG	4,218	(4,218)	—	—
Goldman Sachs International	571	(571)	—	—
JPMorgan Chase Bank	4,350	(3,429)	—	921
Merrill Lynch, Pierce, Fenner & Smith Inc.*	166,440	(166,440)	—	—
State Street Bank & Trust Co.	31,852	(1,599)	—	30,253
UBS AG	5,176	(1,338)	—	3,838
Westpac Banking Corp.	2,009	(2,009)	—	—
	$261,137	$(222,775)	$—	$38,362

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Merrill Lynch, Pierce, Fenner & Smith Inc. as Futures Commission Merchant

	Large Cap Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts Exchange traded	$9,600	$—	$9,600
Total derivatives, subject to a master netting arrangement or similar arrangement	$9,600	$—	$9,600

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs & Co.*	$9,600	$—	$—	$9,600

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Large Cap Value Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Exchange traded	$7,900	$—	$7,900
Total derivatives, subject to a master netting arrangement or similar arrangement	$7,900	$—	$7,900

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs & Co.*	$7,900	$—	$—	$7,900

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Mid Cap Growth Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Exchange traded	$14,000	$—	$14,000
Total derivatives, subject to a master netting arrangement or similar arrangement	$14,000	$—	$14,000

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs & Co.*	$14,000	$—	$—	$14,000

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Mid Cap Value Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Exchange traded	$14,000	$—	$14,000
Total derivatives, subject to a master netting arrangement or similar arrangement	$14,000	$—	$14,000

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs & Co.*	$14,000	$—	$—	$14,000

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Small Cap Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Exchange traded	$63,450	$—	$63,450
Total derivatives, subject to a master netting arrangement or similar arrangement	$63,450	$—	$63,450

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs & Co.*	$63,450	$—	$—	$63,450

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	International Equity Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Equity contracts
Exchange traded	$15,600	$—	$15,600
Total derivatives, subject to a master netting arrangement or similar arrangement	15,600	—	15,600
Total derivatives, not subject to a master netting arrangement or similar arrangement	154,248	—	154,248
Total	$169,848	$—	$169,848

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs & Co.*	$15,600	$—	$—	$15,600

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Total derivatives, not subject to a master netting arrangement or similar arrangement	$43,091	$—	$43,091

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Diversified Fixed Income Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Over the counter	$244,497	$—	$244,497
Exchange traded	80,063	—	80,063
Total derivatives, subject to a master netting arrangement or similar arrangement	$324,560	$—	$324,560

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Goldman Sachs & Co.*	$278,297	$(278,297)	$—	$—
Bank of America N.A	46,263	—	—	46,263
	$324,560	$(278,297)	$—	$46,263

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Interest rate contracts
Exchange traded	$70,719	$—	$70,719
Foreign exchange contracts	18,101	—	18,101
Credit contracts
Centrally cleared	1,680,012	—	1,680,012
Total derivatives, subject to a master netting arrangement or similar arrangement	$1,768,832	$—	$1,768,832

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Goldman Sachs & Co.*	$1,750,731	$(278,297)	$(1,472,434)	$—
UBS AG	18,101	—	—	18,101
	$1,768,832	$(278,297)	$(1,472,434)	$18,101

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

*  Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

	Real Return Portfolio
Assets:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Foreign exchange contracts	$963,706	$—	$963,706
Total derivatives, subject to a master netting arrangement or similar arrangement	$963,706	$—	$963,706

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Assets in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Received@	Net Amount#
Bank of America N.A.	$830,070	$(195,410)	$—	$634,660
Barclays Bank PLC	59,465	—	—	59,465
BNP Paribas SA	66,858	(47,009)	—	19,849
Deutsche Bank AG	3,110	—	—	3,110
HSBC Bank USA, N.A.	2,781	(241)	—	2,540
JPMorgan Chase Bank	111	—	—	111
National Australia Bank Ltd.	1,307	(1,307)	—	—
State Street Bank & Trust Co.	4	—	—	4
	$963,706	$(243,967)	$—	$719,739

Liabilities:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Description
Derivatives:
Foreign exchange contracts	$961,091	$—	$961,091
Total derivatives, subject to a master netting arrangement or similar arrangement	$961,091	$—	$961,091

		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amount of Liabilities in the Statement of Assets and Liabilities	Financial Instruments@	Collateral Pledged@	Net Amount#
Bank of America N.A.	$195,410	$(195,410)	$—	$—
BNP Paribas SA	47,009	(47,009)	—	—
HSBC Bank USA, N.A.	241	(241)	—	—
National Australia Bank Ltd.	647,887	(1,307)	—	646,580
Royal Bank of Canada	4,293	—		4,293
Westpac Banking Corp.	66,251	—	—	66,251
	$961,091	$(243,967)	$—	$717,124

@  For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.

#  Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.

Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trusts' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of March 31, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.24%	$315,000
Multi-Managed Moderate Growth	1.09	1,410,000
Multi-Managed Income/Equity	0.70	905,000
Multi-Managed Income	0.58	750,000
Large Cap Value	1.33	1,715,000
Mid Cap Growth	0.65	835,000
Diversified Fixed Income	6.61	8,520,000
Real Return	10.45	13,480,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated March 31, 2014, bearing interest at a rate of 0.04% per annum, with a principal amount of $128,945,000, a repurchase price of $128,945,143, and a maturity date of April 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.13%	05/15/15	$83,784,000	$88,803,499
U.S. Treasury Notes	1.88	09/30/17	43,024,000	44,047,971

As of March 31, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.25%	$380,000
Multi-Managed Moderate Growth	1.10	1,655,000
Multi-Managed Income/Equity	0.71	1,060,000
Multi-Managed Income	0.59	885,000
Large Cap Value	1.34	2,015,000
Mid Cap Growth	0.65	980,000
Diversified Fixed Income	6.60	9,920,000
Real Return	10.44	15,690,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital, Inc, dated March 31, 2014, bearing interest at a rate of 0.06% per annum, with a principal amount of $150,220,000, a repurchase price of $150,220,250, and a maturity date of April 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	11/30/18	$155,330,000	$153,226,832

As of March 31, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.24%	$240,000
Multi-Managed Moderate Growth	1.10	1,095,000
Multi-Managed Income/Equity	0.70	700,000
Multi-Managed Income	0.58	580,000
Large Cap Value	1.33	1,330,000
Mid Cap Growth	0.65	645,000
Diversified Fixed Income	6.60	6,600,000
Real Return	10.46	10,450,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated March 31, 2014, bearing interest at a rate of 0.05% per annum, with a principal amount of $99,945,000, a repurchase price of $99,945,139, and a maturity date of April 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.88%	06/30/15	$99,512,200	$102,084,590

As of March 31, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.24%	$240,000
Multi-Managed Moderate Growth	1.10	1,095,000
Multi-Managed Income/Equity	0.70	700,000
Multi-Managed Income	0.58	580,000
Large Cap Value	1.33	1,330,000
Mid Cap Growth	0.65	645,000
Diversified Fixed Income	6.60	6,600,000
Real Return	10.46	10,450,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated March 31, 2014, bearing interest at a rate of 0.04% per annum, with a principal amount of $99,945,000, a repurchase price of $99,945,111, and a maturity date of April 1, 2014. The repurchase agreement collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.00	04/30/16	$98,176,000	$102,068,678

As of March 31, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Ownership	Principal Amount
Large Cap Growth	4.02%	$7,893,000
Large Cap Value	0.68	1,336,000
Mid Cap Growth	0.58	1,141,000
Mid Cap Value	0.29	560,000
Small Cap	0.65	1,266,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated March 31, 2014, bearing interest at a rate of 0.00% per annum, with a principal amount of $196,232,000, a repurchase price of $196,232,000, and a maturity date of April 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	0.11%	03/05/15	$50,000,000	$49,950,000
U.S. Treasury Notes	2.00	02/28/21	139,790,000	137,055,009
U.S. Treasury Notes	0.75	06/15/14	10,000,000	10,037,500
U.S. Treasury Notes	0.75	12/31/17	3,175,000	3,115,469

As of March 31, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Multi-Managed Growth	0.24%	$310,000
Multi-Managed Moderate Growth	1.09	1,410,000
Multi-Managed Income/Equity	0.70	905,000
Multi-Managed Income	0.58	750,000
Large Cap Value	1.33	1,715,000
Mid Cap Growth	0.65	835,000
Diversified Fixed Income	6.61	8,515,000
Real Return	10.45	13,475,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated March 31, 2014, bearing interest at a rate of 0.04% per annum, with a principal amount of $128,900,000, a repurchase price of $128,900,143, and a maturity date of April 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	9/30/18	$22,355,600	$22,148,587
U.S. Treasury Notes	2.13	8/31/20	110,000,000	109,919,700

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBS") are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield

Mortgage-Backed Dollar Rolls: During the year ended March 31, 2014, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income, Multi-Managed Income/Equity, Asset Allocation:Diversified Growth and Diversified Fixed Income Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income, Multi-Managed Income/Equity, Asset Allocation:Diversified Growth and Diversified Fixed Income Portoflios had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the year ended March 31, 2014, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income, Multi-Managed Income/Equity, Asset Allocation:Diversified Growth and Diversified Fixed Income Portoflios had realized gains (losses) from mortgage-backed dollar rolls of ($49,249), ($128,845), ($169,137), ($231,527), ($15,039) and ($813,017) respectively.

When-Issued Securities and Forward Commitments: The Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when- issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the year ended March 31, 2014, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income, Multi-Managed Income/Equity, Asset Allocation:Diversified Growth and Diversified Fixed Income Portoflios purchased and/or sold when-issued securities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the year. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Distributions received from Real Estate Investment Trusts ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010-2012 or expected to be taken in each Portfolio's 2013 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2010.

New Accounting Pronouncements: In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities", which was subsequently clarified in ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. All required changes to accounting policies have been made in accordance with ASU No. 2011-11and 2013-01.

Note 3.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth	0-$250 million	0.89%
	> $250 million	0.84%
	> $500 million	0.79%
Multi-Managed Moderate Growth	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Multi-Managed Income/Equity	0-$250 million	0.81%
	> $250 million	0.76%
	> $500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	> $250 million	0.72%
	> $500 million	0.67%

Portfolio	Assets	Management Fees
Asset Allocation: Diversified Growth(1)	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Stock	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Large Cap Growth, Large Cap Value	0-$250 million	0.80%
	> $250 million	0.75%
	> $500 million	0.70%
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
International Equity	0-$250 million	0.95%
	> $250 million	0.90%
	> $500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	> $200 million	0.65%
	> $400 million	0.60%
Real Return	0-$500 million	0.60%
	> $500 million	0.55%
Cash Management(2)	0-$100 million	0.475%
	> $100 million	0.45%
	> $500 million	0.425%
	> $1 billion	0.40%
Focus Growth	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Focus Value(3)	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Allocation Growth,Allocation Moderate Growth, Allocation Moderate,Allocation Balanced	> 0	0.10%

(1)  The Adviser voluntarily agreed, until further notice, to waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the year ended March 31, 2014, the amount of advisory fees waived was $165,485.

(2)  The Adviser shall be paid a composite fee based on the aggregate assets it manages for both Seasons Series Trust and SunAmerica Series Trust Cash Management Portfolios.

(3)  Effective November 1, 2013, the Advisor voluntarily agreed, until further notice, to waive 0.05% of investment advisory fees for the Focus Value Portfolio. For the period November 1, 2013 through March 31, 2014, the amount of advisory fees waived was $43,505.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser
Multi-Managed Growth	Janus J.P. Morgan Lord Abbett PineBridge WMC
Multi-Managed Moderate Growth	Janus J.P. Morgan Lord Abbett PineBridge WMC
Multi-Managed Income/Equity	Janus Lord Abbett PineBridge WMC
Multi-Managed Income	Janus Lord Abbett PineBridge WMC
Asset Allocation: Diversified Growth	Putnam Investment Management, LLC
Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
Large Cap Growth	Goldman Sachs Asset Management, L.P. Janus SAAMCo
Large Cap Value	SAAMCo T. Rowe Price WMC
Mid Cap Growth	SAAMCo T. Rowe Price WMC
Mid Cap Value	Goldman Sachs Asset Management, L.P. Lord Abbett SAAMCo
Small Cap	ClearBridge Investments, LLC ("ClearBridge") J.P. Morgan SAAMCo
International Equity	Janus Lord Abbett PineBridge
Diversified Fixed Income(1)	PineBridge WMC
Real Return	WMC
Cash Management	BofA Advisors, LLC
Focus Growth	Janus Marsico Capital Management, LLC ("Marsico")

Portfolio	Subadviser
Focus Value(2)	Northern Trust Investments, N.A. J.P. Morgan
Allocation Growth	Ibbotson Associates, Inc.
Allocation Moderate Growth	Ibbotson Associates, Inc.
Allocation Moderate	Ibbotson Associates, Inc.
Allocation Balanced	Ibbotson Associates, Inc.

(1)  Effective October 15, 2013, the Diversified Fixed Income Portfolio's assets were reallocated between PineBridge and WMC. SAAMCo continues to act as the Portfolio's investment adviser, but no longer makes investment decisions for the Portfolio.

(2)  Effective November 1, 2013, Third Avenue Management, LLC ceased to be a subadvisor for the Focus Value Portfolio.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets. Annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio's business.

Portfolio	Class 1	Class 2	Class 3
Cash Management	0.45%	0.60%	0.70%
Focus Growth	1.30	1.45	1.55
Focus Value	1.30	1.45	1.55

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Any voluntary waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

For the year ended March 31, 2014, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
Cash Management	$91,029

For the year ended March 31, 2014, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	March 31, 2014	March 31, 2015	March 31, 2016
Cash Management	$—	$20,542	$91,029

The Trust has entered into the Transfer Agency and Services Agreement with VALIC Retirement Services Company ("VRSCO"), a wholly-owned subsidiary of the Variable Annuity Life Insurance Company ("VALIC"), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, Anchor Series Trust and SunAmerica Series Trust pays VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided, pursuant to the agreement. Accordingly, for the period ended, March 31, 2014, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the year ended March 31, 2014, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, straddle loss deferrals, investments in passive foreign investment companies, late year ordinary losses, inflation securities, investments in regulated investment companies, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended March 31, 2014
Portfolio	Ordinary Income	Long-term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Multi-Managed Growth	$2,200,302	$8,318,212	$11,982,244	$380,702	$1,684,014
Multi-Managed Moderate Growth	4,011,124	11,833,362	17,610,011	2,193,671	6,801,097
Multi-Managed Income/Equity	2,215,600	6,831,781	7,629,617	2,786,503	3,057,696
Multi-Managed Income	1,699,351	3,021,044	3,885,649	2,690,834	1,966,277
Asset Allocation: Diversified Growth	2,468,277	1,810,798	26,126,945	4,018,718	—
Stock	2,852,637	19,462,432	93,685,220	—	11,971,053
Large Cap Growth	12,221,630	45,366,540	83,004,909	2,147,729	12,211,920
Large Cap Value	10,341,440	—	116,052,773	5,240,158	—
Mid Cap Growth	4,575,698	11,283,886	40,449,146	750,379	3,183,610
Mid Cap Value	2,285,361	26,365,195	63,840,513	1,911,474	—
Small Cap	283,098	9,622,230	48,230,419	—	—
International Equity	9,648,021	(72,596,652)	63,912,608	5,342,865	—
Diversified Fixed Income	16,612,708	(4,588,732)	9,097,478	18,168,618	2,668,849
Real Return	—	—	(227,813)	4,807,007	—
Cash Management	—	(2,233,734)	(11,211)	—	—
Focus Growth	8,741,724	23,410,320	24,630,427	409,888	11,437,296
Focus Value	1,703,245	(11,953,090)	32,017,007	1,210,527	—
Allocation Growth	723,184	(20,669,557)	19,846,421	897,006	—
Allocation Moderate Growth	6,087,464	(4,996,512)	119,347,495	8,702,900	—
Allocation Moderate	4,082,427	8,872,176	52,528,340	5,693,525	—
Allocation Balanced	3,565,216	18,605,664	39,345,244	5,452,829	1,918,672

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	Tax Distributions
	For the year ended March 31, 2013
	Ordinary Income	Long-Term Capital Gains
Multi-Managed Growth	$275,236	$—
Multi-Managed Moderate Growth	1,256,545	5,080,839
Multi-Managed Income/Equity	2,579,020	3,669,209
Multi-Managed Income	2,438,713	3,223,087
Asset Allocation: Diversified Growth	3,509,089	—
Stock	—	—
Large Cap Growth	822,019	9,530,898
Large Cap Value	4,176,013	—
Mid Cap Growth	—	3,826,808
Mid Cap Value	984,930	—
Small Cap	—	—
International Equity	5,248,600	—
Diversified Fixed Income	20,746,954	1,952,455
Real Return	11,953,122	—
Cash Management	—	—
Focus Growth	—	734,109
Focus Value	332,277	—
Allocation Growth	946,225	—
Allocation Moderate Growth	7,320,468	—
Allocation Moderate	4,130,867	—
Allocation Balanced	3,360,436	—

As of March, 2014, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Fund	Capital Loss Carryforward †				Unlimited †
	2016	2017	2018	2019	ST	LT
Multi-Managed Growth	$—	$—	$—	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—	—	—	—
Multi-Managed Income/Equity	—	—	—	—	—	—
Multi-Managed Income	—	—	—	—	—	—
Asset Allocation: Diversified Growth	—	—	—	—	—	—
Stock	—	—	—	—	—	—
Large Cap Growth	—	—	—	—	—	—
Large Cap Value	—	—	—	—	—	—
Mid Cap Growth	—	—	—	—	—	—
Mid Cap Value	—	—	—	—	—	—
Small Cap	—	—	—	—	—	—
International Equity	—	12,326,146	60,270,506	—	—	—
Diversified Fixed Income	—	—	—	—	4,588,732	—
Real Return	—	—	—	—	—	—
Cash Management	160,999	960,064	10,607	20	—	1,102,044
Focus Growth	—	—	—	—	—	—
Focus Value	—	—	11,953,090	—	—	—
Allocation Growth	—	—	9,437,936	11,231,621	—	—
Allocation Moderate Growth	—	—	—	4,996,512	—	—
Allocation Moderate	—	—	—	—	—	—
Allocation Balanced	—	—	—	—	—	—

†  On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Portfolios indicated below utilized capital loss carryforwards which offset net taxable gains in the year ended March 31, 2014.

Portfolio	Capital Loss Carryforward Utilized
Multi-Managed Growth	$—
Multi-Managed Moderate Growth	—
Multi-Managed Income/Equity	—
Multi-Managed Income	—
Asset Allocation: Diversified Growth	16,905,815
Stock	—
Large Cap Growth	—
Large Cap Value	25,237,271
Mid Cap Growth	—
Mid Cap Value	10,535,857
Small Cap	5,922,891
International Equity	28,085,434
Diversified Fixed Income	—
Real Return	811,943
Cash Management	8
Focus Growth	—
Focus Value	15,946,139
Allocation Growth	5,117,229
Allocation Moderate Growth	34,349,960
Allocation Moderate	11,221,443
Allocation Balanced	—

Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring the first day of the following year. For the fiscal year ended March 31, 2014, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Losses	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Multi-Managed Growth	$—	$—	$—
Multi-Managed Moderate Growth	—	—	—
Multi-Managed Income/Equity	—	—	—
Multi-Managed Income	—	—	—
Asset Allocation: Diversified Growth	—	—	—
Stock	—	—	—
Large Cap Growth	—	—	—
Large Cap Value	—	—	—
Mid Cap Growth	—	—	—
Mid Cap Value	—	—	—
Small Cap	—	—	—
International Equity	—	—	—
Diversified Fixed Income	—	—	—
Real Return	—	330,363	166,800
Cash Management	45,879	—	—
Focus Growth	—	—	—
Focus Value	—	—	—
Allocation Growth	—	—	—
Allocation Moderate Growth	—	—	—
Allocation Moderate	—	—	—
Allocation Balanced	—	—	—

For the period ended March 31, 2014, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, distributions from underlying funds, principal paydown adjustments, investments in partnerships, investments in regulated investment companies and investments in passive foreign investment companies, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Multi-Managed Growth	$4,822	$(4,822)	$—
Multi-Managed Moderate Growth	16,357	(16,357)	—
Multi-Managed Income/Equity	31,526	(31,526)	—
Multi-Managed Income	(6,541)	6,541	—
Asset Allocation: Diversified Growth	197,053	(196,618)	(435)
Stock	1,077,790	(1,077,250)	(540)
Large Cap Growth	(12,452)	12,452	—
Large Cap Value	(150,326)	150,326	—
Mid Cap Growth	314,148	(314,148)	—
Mid Cap Value	(3,813)	3,813	—
Small Cap	36,645	(36,690)	45
International Equity	807,947	(807,947)	—
Diversified Fixed Income	3,563,792	(3,563,792)	—
Real Return	(6,566,124)	7,852,004	(1,285,880)
Cash Management	209,540	—	(209,540)
Focus Growth	694,851	(694,851)	—
Focus Value	(17,292)	17,292	—
Allocation Growth	126,098	(126,098)	—
Allocation Moderate Growth	1,420,773	(1,420,773)	—
Allocation Moderate	1,011,390	(1,011,390)	—
Allocation Balanced	910,507	(910,507)	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Multi-Managed Growth	$12,806,379	$(824,410)	$11,981,969	$66,304,308
Multi-Managed Moderate Growth	19,112,018	(1,502,945)	17,609,073	142,364,407
Multi-Managed Income/Equity	8,459,814	(831,214)	7,628,600	111,692,732
Multi-Managed Income	4,486,556	(602,078)	3,884,478	96,792,857
Asset Allocation: Diversified Growth	28,794,906	(2,691,980)	26,102,926	136,284,068
Stock	94,255,677	(570,794)	93,684,883	259,479,045
Large Cap Growth . .	84,572,705	(1,568,089)	83,004,616	347,105,808
Large Cap Value . .	133,303,674	(17,250,813)	116,052,861	593,436,727
Mid Cap Growth .	44,490,264	(4,040,995)	40,449,269	123,370,096
Mid Cap Value .	66,859,663	(3,019,151)	63,840,512	270,296,877
Small Cap . .	51,562,480	(3,332,061)	48,230,419	171,939,950
International Equity .	83,751,205	(19,844,546)	63,906,659	494,165,287
Diversified Fixed Income .	14,457,893	(5,363,343)	9,094,550	965,329,757
Real Return	11,063,735	(11,316,908)	(253,173)	631,847,778
Cash Management . .	1,358	(12,569)	(11,211)	36,006,329
Focus Growth. .	26,221,253	(1,590,353)	24,630,900	139,007,695
Focus Value. .	35,666,126	(3,649,113)	32,017,013	204,774,956
Allocation Growth	31,112,705	(11,266,284)	19,846,421	99,441,273
Allocation Moderate Growth	148,777,057	(29,429,562)	119,347,495	533,397,620
Allocation Moderate	75,460,605	(22,932,265)	52,528,340	340,565,288
Allocation Balanced	49,280,168	(9,934,924)	39,345,244	274,973,928

Note 5.  Expense Reductions: Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the year ended March 31, 2014, the amount of expense reductions received by each Portfolio used to offset the Portfolio's non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Multi-Managed Growth	$9,411
Multi-Managed Moderate Growth	12,531
Multi-Managed Income/Equity	6,143
Multi-Managed Income	2,413
Asset Allocation:Diversified Growth	4,110
Stock	2,398
Large Cap Growth	40,488
Large Cap Value	1,494
Mid Cap Growth	1,977
Mid Cap Value	12,800
Small Cap	6,236
International Equity	47,117
Focus Growth	2,823
Focus Value	21,265

Note 6.  Purchases and Sales of Investment Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2014 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$52,527,638	$51,818,447	$6,330,551	$4,539,702
Multi-Managed Moderate Growth	101,500,431	88,526,454	19,127,727	11,992,480
Multi-Managed Income/Equity	73,825,553	64,521,458	22,872,374	14,884,778
Multi-Managed Income	48,097,855	40,819,438	21,504,410	14,457,819
Asset Allocation: Diversified Growth	73,050,183	98,953,574	20,474,752	20,208,464

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
Stock	$157,954,509	$102,679,165	$—	$—
Large Cap Growth	291,748,900	230,705,513	—	—
Large Cap Value	357,952,447	167,147,652	—	—
Mid Cap Growth	92,089,781	75,742,220	—	—
Mid Cap Value	225,576,691	201,867,817	—	—
Small Cap	106,964,657	72,277,447	—	—
International Equity	340,870,839	260,261,972	—	—
Diversified Fixed Income	503,753,328	378,183,824	427,394,535	293,906,124
Real Return	143,292,845	74,940,211	213,748,942	118,896,028
Cash Management	—	—	—	—
Focus Growth	131,187,224	168,782,300	—	—
Focus Value	198,285,894	118,031,169	—	—
Allocation Growth	14,161,101	33,249,768	—	—
Allocation Moderate Growth	59,140,105	180,077,223	—	—
Allocation Moderate	52,238,229	96,406,130	—	—
Allocation Balanced	44,416,421	86,642,108	—	—

Note 7.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2014		For the year ended March 31, 2013		For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	28,158	$531,144	24,064	$409,161	87,604	$1,668,630	53,375	$905,018
Reinvested dividends	19,673	381,613	4,272	70,945	33,968	658,597	6,049	100,412
Shares redeemed	(75,613)	(1,441,827)	(109,399)	(1,823,066)	(241,319)	(4,572,993)	(361,119)	(6,034,288)
Net increase (decrease)	(27,782)	$(529,070)	(81,063)	$(1,342,960)	(119,747)	$(2,245,766)	(301,695)	$(5,028,858)
	Multi-Managed Growth Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	373,939	$7,105,445	122,737	$2,084,248
Reinvested dividends	52,945	1,024,506	6,267	103,879
Shares redeemed	(345,286)	(6,584,037)	(357,473)	(5,988,566)
Net increase (decrease)	81,598	$1,545,914	(228,469)	$(3,800,439)
	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2014		For the year ended March 31, 2013		For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	39,973	$594,738	38,354	$552,383	269,160	$4,016,626	221,346	$3,147,356
Reinvested dividends	56,509	837,547	53,313	728,113	223,330	3,306,510	209,777	2,862,005
Shares redeemed	(147,422)	(2,219,505)	(239,660)	(3,394,010)	(663,212)	(9,950,707)	(997,115)	(14,114,732)
Net increase (decrease)	(50,940)	$(787,220)	(147,993)	$(2,113,514)	(170,722)	$(2,627,571)	(565,992)	$(8,105,371)

	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,988,405	$29,840,010	379,010	$5,338,895
Reinvested dividends	328,519	4,850,711	201,697	2,747,266
Shares redeemed	(886,889)	(13,295,840)	(807,025)	(11,421,226)
Net increase (decrease)	1,430,035	$21,394,881	(226,318)	$(3,335,065)
	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2014		For the year ended March 31, 2013		For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	70,844	$893,535	66,130	$847,257	429,867	$5,430,286	395,005	$5,046,027
Reinvested dividends	52,549	652,821	67,034	828,251	202,921	2,517,839	268,046	3,307,568
Shares redeemed	(145,490)	(1,864,907)	(140,404)	(1,789,521)	(993,280)	(12,704,034)	(1,056,582)	(13,452,606)
Net increase (decrease)	(22,097)	$(318,551)	(7,240)	$(114,013)	(360,492)	$(4,755,909)	(393,531)	$(5,099,011)
	Multi-Managed Income/Equity Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,789,061	$22,743,209	242,492	$3,095,597
Reinvested dividends	216,016	2,673,539	171,428	2,112,410
Shares redeemed	(676,068)	(8,597,610)	(655,027)	(8,323,309)
Net increase (decrease)	1,329,009	$16,819,138	(241,107)	$(3,115,302)
	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2014		For the year ended March 31, 2013		For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	85,315	$1,035,345	96,091	$1,212,528	342,737	$4,150,755	354,615	$4,457,543
Reinvested dividends	49,752	587,298	62,550	764,391	165,455	1,950,548	234,825	2,865,339
Shares redeemed	(183,343)	(2,235,048)	(182,705)	(2,327,164)	(870,551)	(10,666,627)	(924,973)	(11,678,412)
Net increase (decrease)	(48,276)	$(612,405)	(24,064)	$(350,245)	(362,359)	$(4,565,324)	(335,533)	$(4,355,530)
	Multi-Managed Income Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,537,572	$18,721,422	416,971	$5,273,164
Reinvested dividends	180,246	2,119,265	166,814	2,032,070
Shares redeemed	(897,211)	(10,901,072)	(814,983)	(10,269,552)
Net increase (decrease)	820,607	$9,939,615	(231,198)	$(2,964,318)

	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2014		For the year ended March 31, 2013		For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	22,809	$270,917	105,079	$1,067,506	249,814	$2,975,970	489,867	$4,998,271
Reinvested dividends	48,371	599,064	49,201	508,939	148,469	1,838,654	158,108	1,635,228
Shares redeemed	(323,948)	(3,925,040)	(505,456)	(5,256,164)	(1,558,200)	(18,823,795)	(2,290,545)	(23,799,177)
Net increase (decrease)	(252,768)	$(3,055,059)	(351,176)	$(3,679,719)	(1,159,917)	$(14,009,171)	(1,642,570)	$(17,165,678)
	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	302,400	$3,635,313	596,382	$6,071,887
Reinvested dividends	127,861	1,581,000	132,165	1,364,922
Shares redeemed	(1,370,326)	(16,574,488)	(1,839,210)	(19,157,199)
Net increase (decrease)	(940,065)	$(11,358,175)	(1,110,663)	$(11,720,390)
	Stock Portfolio
	Class 1				Class 2
	For the year ended March 31, 2014		For the year ended March 31, 2013		For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,505,300	$95,310,314	4,852,116	$84,155,360	164,865	$3,474,907	292,637	$4,926,140
Reinvested dividends	338,812	7,587,924	—	—	102,665	2,268,496	—	—
Shares redeemed	(234,483)	(4,972,314)	(205,116)	(3,530,197)	(989,748)	(20,692,862)	(961,482)	(16,390,966)
Net increase (decrease)	4,609,629	$97,925,924	4,647,000	$80,625,163	(722,218)	$(14,949,459)	(668,845)	$(11,464,826)
	Stock Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	191,957	$4,054,218	335,467	$5,611,684
Reinvested dividends	96,463	2,114,633	—	—
Shares redeemed	(896,586)	(18,673,698)	(767,852)	(13,075,880)
Net increase (decrease)	(608,166)	$(12,504,847)	(432,385)	$(7,464,196)
	Large Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2014		For the year ended March 31, 2013		For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	7,824,591	$99,646,259	3,228,221	$35,554,786	121,732	$1,508,031	181,173	$1,997,860
Reinvested dividends	381,553	5,045,603	103,831	1,116,128	130,197	1,698,072	148,316	1,573,321
Shares redeemed	(74,945)	(951,470)	(681,087)	(7,382,214)	(745,206)	(9,406,791)	(1,001,608)	(10,896,659)
Net increase (decrease)	8,131,199	$103,740,392	2,650,965	$29,288,700	(493,277)	$(6,200,688)	(672,119)	$(7,325,478)

	Large Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,590,472	$21,100,849	376,260	$4,020,739
Reinvested dividends	587,866	7,615,974	727,167	7,663,468
Shares redeemed	(4,819,778)	(60,065,992)	(3,580,171)	(38,856,337)
Net increase (decrease)	(2,641,440)	$(31,349,169)	(2,476,744)	$(27,172,130)
	Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2014		For the year ended March 31, 2013		For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,608,820	$232,915,826	7,650,548	$93,584,681	132,136	$1,933,634	94,329	$1,180,747
Reinvested dividends	191,177	2,951,318	79,984	967,608	21,611	333,341	37,919	458,363
Shares redeemed	(92,335)	(1,348,996)	(133,519)	(1,591,872)	(597,402)	(8,821,199)	(727,519)	(8,850,690)
Net increase (decrease)	15,707,662	$234,518,148	7,597,013	$92,960,417	(443,655)	$(6,554,224)	(595,271)	$(7,211,580)
	Large Cap Value Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,027,482	$15,634,210	638,122	$7,415,703
Reinvested dividends	126,946	1,955,499	227,771	2,750,042
Shares redeemed	(2,943,443)	(43,264,105)	(3,104,904)	(38,122,034)
Net increase (decrease)	(1,789,015)	$(25,674,396)	(2,239,011)	$(27,956,289)
	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2014		For the year ended March 31, 2013		For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,647,893	$41,708,351	1,671,955	$21,692,306	81,447	$1,237,406	96,654	$1,234,320
Reinvested dividends	105,477	1,708,693	57,850	723,633	51,209	807,179	85,742	1,045,882
Shares redeemed	(65,015)	(1,011,986)	(155,561)	(2,024,116)	(326,957)	(4,987,218)	(660,078)	(8,333,816)
Net increase (decrease)	2,688,355	$42,405,058	1,574,244	$20,391,823	(194,301)	$(2,942,633)	(477,682)	$(6,053,614)
	Mid Cap Growth Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	266,214	$3,698,028	110,097	$1,366,276
Reinvested dividends	91,339	1,418,117	170,991	2,057,293
Shares redeemed	(1,460,789)	(22,282,666)	(1,255,396)	(15,754,822)
Net increase (decrease)	(1,103,236)	$(17,166,521)	(974,308)	$(12,331,253)

	Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2014		For the year ended March 31, 2013		For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,563,643	$83,336,740	2,943,813	$43,236,485	100,274	$1,763,653	96,045	$1,458,815
Reinvested dividends	49,759	941,689	15,637	228,834	11,467	216,624	9,927	145,023
Shares redeemed	(44,563)	(803,851)	(70,670)	(1,022,546)	(417,588)	(7,608,498)	(577,178)	(8,384,622)
Net increase (decrease)	4,568,839	$83,474,578	2,888,780	$42,442,773	(305,847)	$(5,628,221)	(471,206)	$(6,780,784)
	Mid Cap Value Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	238,186	$4,031,005	294,026	$4,119,446
Reinvested dividends	39,947	753,161	41,914	611,073
Shares redeemed	(3,374,874)	(62,688,562)	(1,964,440)	(29,211,850)
Net increase (decrease)	(3,096,741)	$(57,904,396)	(1,628,500)	$(24,481,331)
	Small Cap Portfolio
	Class 1				Class 2
	For the year ended March 31, 2014		For the year ended March 31, 2013		For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,345,536	$55,344,436	2,533,262	$24,798,053	135,111	$1,644,573	94,902	$947,657
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(34,553)	(432,758)	(687,673)	(6,553,896)	(508,389)	(6,267,399)	(652,126)	(6,388,488)
Net increase (decrease)	4,310,983	$54,911,678	1,845,589	$18,244,157	(373,278)	$(4,622,826)	(557,224)	$(5,440,831)
	Small Cap Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	417,337	$5,079,544	392,468	$3,707,271
Reinvested dividends	—	—	—	—
Shares redeemed	(1,966,047)	(23,482,699)	(1,405,689)	(13,849,118)
Net increase (decrease)	(1,548,710)	$(18,403,155)	(1,013,221)	$(10,141,847)
	International Equity Portfolio
	Class 1				Class 2
	For the year ended March 31, 2014		For the year ended March 31, 2013		For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	16,323,493	$139,739,575	11,518,162	$85,071,361	185,778	$1,604,961	202,047	$1,518,077
Reinvested dividends	274,879	2,426,311	138,753	1,034,822	33,768	298,507	54,374	406,102
Shares redeemed	(76,998)	(655,441)	(144,830)	(1,068,758)	(715,551)	(6,126,549)	(1,114,810)	(8,146,966)
Net increase (decrease)	16,521,374	$141,510,445	11,512,085	$85,037,425	(496,005)	$(4,223,081)	(858,389)	$(6,222,787)

	International Equity Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	719,810	$5,818,156	6,154,615	$43,175,052
Reinvested dividends	297,073	2,618,047	511,320	3,807,676
Shares redeemed	(9,248,969)	(80,428,794)	(5,026,824)	(37,412,773)
Net increase (decrease)	(8,232,086)	$(71,992,591)	1,639,111	$9,569,955
	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the year ended March 31, 2014		For the year ended March 31, 2013		For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	21,403,727	$249,655,971	11,046,244	$134,436,755	358,058	$4,151,760	585,615	$7,127,262
Reinvested dividends	782,316	8,895,334	327,412	3,940,071	94,411	1,072,209	160,524	1,928,610
Shares redeemed	(155,463)	(1,826,891)	(383,205)	(4,616,390)	(1,220,989)	(14,231,552)	(1,333,399)	(16,166,895)
Net increase (decrease)	22,030,580	$256,724,414	10,990,451	$133,760,436	(768,520)	$(9,007,583)	(587,260)	$(7,111,023)
	Diversified Fixed Income Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	4,503,652	$52,728,124	4,629,092	$55,546,859
Reinvested dividends	961,466	10,869,924	1,406,784	16,830,728
Shares redeemed	(6,965,930)	(80,321,907)	(5,167,892)	(62,666,993)
Net increase (decrease)	(1,500,812)	$(16,723,859)	867,984	$9,710,594
	Real Return Portfolio
	Class 1				Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013		For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	10,272,397	$101,558,388	7,769,387	$80,430,170	13,814,673	$135,404,896	11,069,583	$114,457,499
Reinvested dividends	142,266	1,377,753	155,120	1,597,034	354,883	3,429,254	1,007,745	10,356,088
Shares redeemed	(31,358)	(307,745)	(1,707,729)	(17,587,636)	(7,706,927)	(75,904,176)	(6,719,061)	(69,381,345)
Net increase (decrease)	10,383,305	$102,628,396	6,216,778	$64,439,568	6,462,629	$62,929,974	5,358,267	$55,432,242
	Cash Management Portfolio
	Class 1				Class 2
	For the year ended March 31, 2014		For the year ended March 31, 2013		For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	102,882	$1,098,997	73,025	$782,165	1,123,189	$11,904,482	705,900	$7,514,448
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(71,501)	(763,346)	(160,541)	(1,719,183)	(1,241,020)	(13,154,486)	(1,418,633)	(15,103,791)
Net increase (decrease)	31,381	$335,651	(87,516)	$(937,018)	(117,831)	$(1,250,004)	(712,733)	$(7,589,343)

	Cash Management Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	2,078,174	$21,912,037	2,514,871	$26,665,347
Reinvested dividends	—	—	—	—
Shares redeemed	(3,209,011)	(33,850,171)	(3,404,970)	(36,122,222)
Net increase (decrease)	(1,130,837)	$(11,938,134)	(890,099)	$(9,456,875)
	Focus Growth Portfolio
	Class 1				Class 2
	For the year ended March 31, 2014		For the year ended March 31, 2013		For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,604,257	$29,219,013	4,920,308	$47,750,944	75,712	$886,406	159,212	$1,539,984
Reinvested dividends	393,181	4,556,661	14,867	143,499	244,946	2,774,180	19,686	186,285
Shares redeemed	(1,407,594)	(15,314,663)	(1,288,390)	(12,593,007)	(773,794)	(8,602,655)	(1,364,554)	(13,064,465)
Net increase (decrease)	1,589,844	$18,461,011	3,646,785	$35,301,436	(453,136)	$(4,942,069)	(1,185,656)	$(11,338,196)
	Focus Growth Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	49,809	$559,341	323,825	$3,050,948
Reinvested dividends	404,038	4,516,343	43,207	404,325
Shares redeemed	(3,836,171)	(40,389,224)	(2,197,693)	(21,011,697)
Net increase (decrease)	(3,382,324)	$(35,313,540)	(1,830,661)	$(17,556,424)
	Focus Value Portfolio
	Class 1				Class 2
	For the year ended March 31, 2014		For the year ended March 31, 2013		For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,719,671	$100,707,966	3,392,351	$42,241,527	37,541	$555,191	42,354	$532,021
Reinvested dividends	60,995	953,133	10,022	122,602	6,575	102,643	5,478	66,951
Shares redeemed	—	—	(13,836)	(169,270)	(274,406)	(4,088,230)	(457,099)	(5,592,113)
Net increase (decrease)	6,780,666	$101,661,099	3,388,537	$42,194,859	(230,290)	$(3,430,396)	(409,267)	$(4,993,141)
	Focus Value Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	79,306	$1,158,792	111,556	$1,322,005
Reinvested dividends	9,934	154,751	11,711	142,724
Shares redeemed	(1,515,773)	(21,389,236)	(860,214)	(10,491,430)
Net increase (decrease)	(1,426,533)	$(20,075,693)	(736,947)	$(9,026,701)

	Allocation Growth Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	858,553	$9,941,970	901,706	$9,075,419
Reinvested dividends	74,207	897,006	95,294	946,225
Shares redeemed	(2,435,162)	(28,362,747)	(2,406,474)	(23,818,764)
Net increase (decrease)	(1,502,402)	$(17,523,771)	(1,409,474)	$(13,797,120)
	Allocation Moderate Growth Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	2,338,762	$28,953,080	3,861,603	$42,350,251
Reinvested dividends	686,143	8,702,900	663,541	7,320,468
Shares redeemed	(12,116,785)	(150,629,323)	(8,959,058)	(98,354,104)
Net increase (decrease)	(9,091,880)	$(112,973,343)	(4,433,914)	$(48,683,385)
	Allocation Moderate Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	2,234,294	$26,939,618	4,178,892	$45,573,656
Reinvested dividends	461,480	5,693,525	375,100	4,130,867
Shares redeemed	(5,854,545)	(71,183,675)	(6,100,823)	(66,688,387)
Net increase (decrease)	(3,158,771)	$(38,550,532)	(1,546,831)	$(16,983,864)
	Allocation Balanced Portfolio
	Class 3
	For the year ended March 31, 2014		For the year ended March 31, 2013
	Shares	Amount	Shares	Amount
Shares sold	1,990,418	$24,426,619	5,370,839	$60,701,728
Reinvested dividends	596,891	7,371,501	294,442	3,360,436
Shares redeemed	(5,407,589)	(66,388,749)	(4,984,022)	(56,651,360)
Net increase (decrease)	(2,820,280)	$(34,590,629)	681,259	$7,410,804

Note 8.  Transactions with Affiliates: The following Portfolio incurred brokerage commissions with affiliated brokers For the year ended March 31, 2014:

Portfolio	Goldman Sachs & Co.	Goldman Sachs International	J.P. Morgan Clearing Corp.	J.P. Morgan Securities, Inc.
Multi-Managed Growth	$—	$—	$868	$—
Multi-Managed Moderate Growth	—	—	1,404	—
Mid Cap Value	1,927	4,782	—	—
Small Cap	—	—	3,562	—
Focus Value	—	—	80	65

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds/Seasons Series Trust Portfolios and securities issued by American International Group, Inc. ("AIG") or an affiliate thereof. For the year ended March 31, 2014, transactions in these securities were as follows:

Large Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2013	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2014
AIG Common Stock	$11,918	$—	$1,103,070	$658,882	$—	$—	$335,517	$2,097,469

Mid Cap Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2013	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2014
Allied World Assurance Co. Holdings AG	$424	$—	$28,280	$2,791	$13,633	$2,203	$(551)	$19,090

Mid Cap Value Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2013	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2014
Allied World Assurance Co. Holdings AG	$1,575	$—	$53,499	$31,181	$2,523	$1,647	$7,932	$91,736

Allocation Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2013	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2014
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$207,091	$4,217,645	$212,977	$2,266,472	$607,203	$(181,994)	$2,589,359
Focus Value Portfolio, Class 3	8,104	—	3,604,507	21,675	1,906,349	685,667	(267,965)	2,137,535
Large Cap Growth Portfolio, Class 3	62,373	604,836	18,335,429	3,190,527	4,891,453	2,509,984	299,199	19,443,686
Large Cap Value Portfolio, Class 3	164,857	—	21,015,508	2,633,237	3,030,850	897,260	2,749,148	24,264,303
Mid Cap Growth Portfolio, Class 3	—	110,065	3,629,253	1,151,830	1,803,172	585,537	259,983	3,823,431
Mid Cap Value Portfolio, Class 3	72,090	—	13,875,292	1,710,547	5,319,471	2,659,315	89,435	13,015,118
Multi-Managed Growth Portfolio, Class 3	16,094	79,818	—	3,516,886	151,716	6,437	204,454	3,576,061
Small Cap Portfolio, Class 3	—	—	10,172,563	132,052	2,771,009	1,564,484	528,029	9,626,119
Diversified Fixed Income Portfolio, Class 3	186,777	115,804	13,713,514	2,462,987	3,267,521	(131,127)	(366,004)	12,411,849
International Equity Portfolio, Class 3	283,798	—	31,282,961	1,040,090	7,841,755	(3,256,660)	7,175,597	28,400,233
	$794,093	$1,117,614	$119,846,672	$16,072,808	$33,249,768	$6,128,100	$10,489,882	$119,287,694

Allocation Moderate Growth Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2013	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2014
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$889,570	$24,336,373	$889,570	$16,376,699	$3,552,809	$(1,441,488)	$10,960,565
Focus Value Portfolio, Class 3	38,324	—	15,849,334	38,324	7,931,979	1,362,972	694,387	10,013,038
Large Cap Growth Portfolio, Class 3	262,674	2,547,179	79,676,214	14,409,853	25,179,368	13,146,421	(937,186)	81,115,934
Large Cap Value Portfolio, Class 3	779,232	—	105,698,163	5,465,461	17,635,267	3,065,042	14,599,614	111,193,013
Mid Cap Growth Portfolio, Class 3	—	411,314	16,174,093	1,858,310	6,878,255	2,524,691	687,795	14,366,634
Mid Cap Value Portfolio, Class 3	297,703	—	67,124,214	297,703	25,990,596	12,585,093	(1,177,499)	52,838,915
Multi-Managed Moderate Growth Portfolio, Class 3	213,257	1,406,322	—	27,568,246	2,017,339	6,269	468,954	26,026,130
Small Cap Portfolio, Class 3	—	—	39,660,606	461,811	11,195,411	4,362,760	4,154,351	37,444,117
Diversified Fixed Income Portfolio, Class 3	2,578,119	1,598,463	185,357,838	17,246,247	21,415,299	1,329,629	(8,058,399)	174,460,016
Real Return Portfolio, Class 3	147,805	—	20,011,724	771,504	4,235,240	296,334	(1,401,540)	15,442,782
International Equity Portfolio, Class 3	1,195,927	—	140,490,196	2,498,965	41,221,770	(7,035,787)	24,152,367	118,883,971
	$5,513,041	$6,852,848	$694,378,755	$71,505,994	$180,077,223	$35,196,233	$31,741,356	$652,745,115

Allocation Moderate Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2013	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2014
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$456,188	$12,061,854	$462,177	$7,749,011	$1,364,724	$(459,949)	$5,679,795
Focus Value Portfolio, Class 3	22,874	—	8,030,264	61,938	3,287,227	702,433	556,934	6,064,342
Large Cap Growth Portfolio, Class 3	152,349	1,477,352	44,341,054	5,888,061	11,226,095	5,921,163	1,186,615	46,110,798
Large Cap Value Portfolio, Class 3	454,132	—	58,881,312	4,134,349	7,102,541	1,141,447	9,089,537	66,144,104
Mid Cap Growth Portfolio, Class 3	—	153,091	8,155,321	156,289	4,808,297	1,748,462	(426,703)	4,825,072
Mid Cap Value Portfolio, Class 3	152,517	—	31,760,919	676,425	13,050,091	6,397,453	(785,198)	24,999,508
Small Cap Portfolio, Class 3	—	—	16,363,405	1,248,826	1,604,243	889,946	3,135,286	20,033,220
Diversified Fixed Income Portfolio, Class 3	1,776,253	1,101,297	129,374,801	20,890,059	19,026,789	1,181,268	(5,859,583)	126,559,756
Multi-Managed Income/Equity Portfolio, Class 3	299,516	743,174	—	20,303,061	1,643,021	(14,205)	42,660	18,688,495
Real Return Portfolio, Class 3	179,025	—	27,362,945	3,574,735	11,772,654	1,242,357	(2,560,598)	17,846,785
International Equity Portfolio, Class 3	556,843	—	61,185,150	2,366,920	15,136,161	1,902,281	5,823,563	56,141,753
	$3,593,509	$3,931,102	$397,517,025	$59,762,840	$96,406,130	$22,477,329	$9,742,564	$393,093,628

Allocation Balanced Portfolio

Security	Income	Capital Gain Distribution Received	Value at March 31, 2013	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at March 31, 2014
Seasons Series Trust
Focus Growth Portfolio, Class 3	$—	$302,803	$6,636,423	$302,803	$3,779,279	$773,095	$(143,330)	$3,789,712
Focus Value Portfolio, Class 3	18,101	—	6,619,944	19,653	2,794,886	1,002,334	427	4,847,472
Large Cap Growth Portfolio, Class 3	123,478	1,197,386	36,868,682	3,025,301	10,353,188	5,374,060	419,105	35,333,960
Large Cap Value Portfolio, Class 3	360,135	—	49,050,947	3,586,836	8,128,231	2,869,544	5,451,564	52,830,660
Mid Cap Growth Portfolio, Class 3	—	86,883	4,230,142	86,882	1,915,685	579,921	118,786	3,100,046
Mid Cap Value Portfolio, Class 3	92,627	—	21,192,195	508,613	10,786,353	4,335,983	(835,162)	14,415,276
Small Cap Portfolio, Class 3	—	—	6,794,128	1,515,983	1,165,964	237,709	1,523,580	8,905,436
Diversified Fixed Income Portfolio, Class 3	1,662,298	1,030,644	127,921,554	18,639,439	23,221,868	1,398,181	(5,993,324)	118,743,982
Mulit-Managed Income Portfolio, Class 3	269,741	493,086	—	15,654,506	1,284,795	(14,711)	(160,491)	14,194,509
Real Return Portfolio, Class 3	233,612	—	34,338,133	6,262,551	14,476,518	1,046,967	(2,757,875)	24,413,258
International Equity Portfolio, Class 3	322,586	—	36,912,975	1,007,237	8,735,342	2,979,394	1,580,597	33,744,861
	$3,082,578	$3,110,802	$330,565,123	$50,609,804	$86,642,109	$20,582,477	$(796,123)	$314,319,172

†  Includes reinvestment of distributions paid.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets. At March 31, 2014, each Managed Allocation Portfolio held less than 22% of the outstanding shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 48% of the outstanding shares of any underlying Seasons Series Trust Portfolio.

At March 31, 2014, the following affiliates owned over 5% of the outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
International Equity	Allocation Growth Portfolio	5%
Diversified Fixed Income	Allocation Moderate Growth Portfolio	19%
Focus Growth	Allocation Moderate Growth Portfolio	7%
International Equity	Allocation Moderate Growth Portfolio	21%
Large Cap Growth	Allocation Moderate Growth Portfolio	20%
Large Cap Value	Allocation Moderate Growth Portfolio	16%
Mid Cap Growth	Allocation Moderate Growth Portfolio	9%
Mid Cap Value	Allocation Moderate Growth Portfolio	16%
Multi-Managed Moderate Growth	Allocation Moderate Growth Portfolio	18%
Small Cap	Allocation Moderate Growth Portfolio	17%
Diversified Fixed Income	Allocation Moderate Portfolio	14%
International Equity	Allocation Moderate Portfolio	10%
Large Cap Growth	Allocation Moderate Portfolio	11%
Large Cap Value	Allocation Moderate Portfolio	9%
Mid Cap Value	Allocation Moderate Portfolio	7%
Multi-Managed Income/Equity	Allocation Moderate Portfolio	17%
Small Cap	Allocation Moderate Portfolio	9%
Diversified Fixed Income	Allocation Balanced Portfolio	13%
International Equity	Allocation Balanced Portfolio	6%
Large Cap Growth	Allocation Balanced Portfolio	9%
Large Cap Value	Allocation Balanced Portfolio	7%
Multi-Managed Income	Allocation Balanced Portfolio	16%

Portfolio	Holder	Percentage
Diversified Fixed Income	SunAmerica Series Trust - Dynamic Allocation Portfolio	39%
Focus Growth	SunAmerica Series Trust - Dynamic Allocation Portfolio	41%
Focus Value	SunAmerica Series Trust - Dynamic Allocation Portfolio	45%
International Equity	SunAmerica Series Trust - Dynamic Allocation Portfolio	36%
Large Cap Growth	SunAmerica Series Trust - Dynamic Allocation Portfolio	21%
Large Cap Value	SunAmerica Series Trust - Dynamic Allocation Portfolio	30%
Mid Cap Growth	SunAmerica Series Trust - Dynamic Allocation Portfolio	33%
Mid Cap Value	SunAmerica Series Trust - Dynamic Allocation Portfolio	33%
Real Return	SunAmerica Series Trust - Dynamic Allocation Portfolio	23%
Small Cap	SunAmerica Series Trust - Dynamic Allocation Portfolio	31%
Stock	SunAmerica Series Trust - Dynamic Allocation Portfolio	62%
Focus Value	SunAmerica Series Trust - Dynamic Strategy Portfolio	30%
International Equity	SunAmerica Series Trust - Dynamic Strategy Portfolio	11%
Large Cap Growth	SunAmerica Series Trust - Dynamic Strategy Portfolio	16%
Large Cap Value	SunAmerica Series Trust - Dynamic Strategy Portfolio	24%
Mid Cap Growth	SunAmerica Series Trust - Dynamic Strategy Portfolio	14%
Mid Cap Value	SunAmerica Series Trust - Dynamic Strategy Portfolio	14%
Small Cap	SunAmerica Series Trust - Dynamic Strategy Portfolio	11%

Note 9.  Investment Concentration: Some of the Portfolios may invest internationally, including in "emerging market" countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equity Portfolio. At March 31, 2014, the International Equity Portfolio had 18.7% and 16.0% of its net assets invested in equity securities domiciled in Japan and the United Kingdom.

The Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Multi-Managed Income/Equity, Multi-Managed Income, and Diversified Fixed Income Portfolios' concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At March 31, 2014, the Portfolios had 20.8%, 26.0%, and 17.1%, respectively, of their net assets invested in such securities.

Note 10.  Line of Credit: The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios' custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statements of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. For the year ended March 31, 2014, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth	5	$38	$198,421	1.37%
Multi-Managed Moderate Growth	31	264	224,628	1.35
Multi-Managed Income/Equity	7	32	122,653	1.34
Large Cap Growth	2	40	526,209	1.37
Mid Cap Growth	1	25	646,390	1.37
Mid Cap Value	3	105	932,399	1.35
International Equity	8	486	1,632,980	1.34
Diversified Fixed Income	1	45	1,188,519	1.37
Focus Growth	14	303	553,463	1.41
Allocation Growth	221	1,304	156,036	1.36
Allocation Moderate Growth	337	7,070	553,931	1.36
Allocation Moderate	307	2,914	250,820	1.37
Allocation Balanced	273	2,497	241,303	1.36

As of March 31, 2014, the following Portfolios had an outstanding borrowing:

Portfolio	Amount
Multi-Managed Moderate Growth	$109,629
International Equity	2,565,191
Allocation Growth	8,136
Allocation Moderate Growth	246,691
Allocation Balanced	332,360

Note 11.  Security Transactions with Affiliated Portfolios: The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended March 31, 2014, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain\(Loss)
Multi-Managed Growth	$39,276	$—	$—
Multi-Managed Moderate Growth	65,460	—	—
Multi-Managed Income/Equity	58,914	—	—
Multi-Managed Income	26,184	—	—
Stock	60,897	183,055	15,263
Large Cap Value	45,337	30,511	7,972
Mid Cap Growth	2,520	—	—
Mid Cap Value	104,374	32,845	(521)
Focus Growth	—	528,453	(19,263)

Note 12.  Interfund Lending Agreement: Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2014, none of the Portfolios participated in this program.

Note 13.  Unfunded Loan Commitments: At March 31, 2014, the Diversified Fixed Income Portfolio had the following unfunded loan commitment which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
W.R. Grace & Co.	Delayed Draw	02/03/2021	$31,250	$31,256

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/10	$10.18	$0.11	$4.46	$4.57	$(0.25)	$—	$—	$(0.25)	$14.50	45.00%	$16,109	1.20%	0.87%	101%
03/31/11	14.50	0.11	1.61	1.72	(0.12)	—	—	(0.12)	16.10	11.89	14,861	1.24	0.72	90
03/31/12	16.10	0.09	0.76	0.85	(0.15)	—	—	(0.15)	16.80	5.36	12,830	1.29	0.55	67
03/31/13	16.80	0.09	0.97	1.06	(0.10)	—	—	(0.10)	17.76	6.37	12,124	1.31	0.56	85
03/31/14	17.76	0.09	2.89	2.98	(0.13)	(0.45)	—	(0.58)	20.16	16.90	13,202	1.28	0.43	80
Multi-Managed Growth Portfolio Class 2
03/31/10	10.16	0.09	4.46	4.55	(0.23)	—	—	(0.23)	14.48	44.89	38,021	1.35	0.71	101
03/31/11	14.48	0.09	1.59	1.68	(0.09)	—	—	(0.09)	16.07	11.64	32,548	1.39	0.57	90
03/31/12	16.07	0.06	0.77	0.83	(0.12)	—	—	(0.12)	16.78	5.23	27,093	1.44	0.40	67
03/31/13	16.78	0.07	0.97	1.04	(0.07)	—	—	(0.07)	17.75	6.24	23,299	1.46	0.41	85
03/31/14	17.75	0.06	2.89	2.95	(0.10)	(0.45)	—	(0.55)	20.15	16.73	24,035	1.43	0.28	80
Multi-Managed Growth Portfolio Class 3
03/31/10	10.15	0.08	4.45	4.53	(0.22)	—	—	(0.22)	14.46	44.71	39,937	1.45	0.61	101
03/31/11	14.46	0.07	1.59	1.66	(0.08)	—	—	(0.08)	16.04	11.51	39,232	1.49	0.47	90
03/31/12	16.04	0.05	0.76	0.81	(0.10)	—	—	(0.10)	16.75	5.14	34,327	1.54	0.30	67
03/31/13	16.75	0.05	0.98	1.03	(0.06)	—	—	(0.06)	17.72	6.15	32,255	1.56	0.31	85
03/31/14	17.72	0.04	2.88	2.92	(0.09)	(0.45)	—	(0.54)	20.10	16.58	38,236	1.52	0.19	80

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and expense reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14
Multi-Managed Growth Portfolio Class 1	0.00%	0.01%	0.00%	0.00%	0.01%
Multi-Managed Growth Portfolio Class 2	0.00	0.01	0.00	0.00	0.01
Multi-Managed Growth Portfolio Class 3	0.00	0.01	0.00	0.00	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/10	$9.90	$0.21	$3.65	$3.86	$(0.41)	$—	$—	$(0.41)	$13.35	39.22%	$20,298	1.04%	1.69%	97%
03/31/11	13.35	0.19	1.16	1.35	(0.25)	—	—	(0.25)	14.45	10.19	18,213	1.06	1.37	90
03/31/12	14.45	0.16	0.59	0.75	(0.27)	(0.55)	—	(0.82)	14.38	5.69	15,621	1.09	1.12	61
03/31/13	14.38	0.14	0.72	0.86	(0.18)	(0.62)	—	(0.80)	14.44	6.28	13,546	1.11	0.97	90
03/31/14	14.44	0.12	1.76	1.88	(0.15)	(0.82)	—	(0.97)	15.35	13.24	13,622	1.09	0.78	74
Multi-Managed Moderate Growth Portfolio Class 2
03/31/10	9.87	0.19	3.64	3.83	(0.39)	—	—	(0.39)	13.31	39.04	93,527	1.19	1.54	97
03/31/11	13.31	0.17	1.17	1.34	(0.23)	—	—	(0.23)	14.42	10.10	75,501	1.21	1.22	90
03/31/12	14.42	0.14	0.58	0.72	(0.24)	(0.55)	—	(0.79)	14.35	5.48	62,180	1.24	0.97	61
03/31/13	14.35	0.12	0.73	0.85	(0.16)	(0.62)	—	(0.78)	14.42	6.17	54,283	1.26	0.82	90
03/31/14	14.42	0.10	1.76	1.86	(0.13)	(0.82)	—	(0.95)	15.33	13.08	55,102	1.24	0.63	74
Multi-Managed Moderate Growth Portfolio Class 3
03/31/10	9.86	0.18	3.64	3.82	(0.38)	—	—	(0.38)	13.30	38.96	66,236	1.29	1.43	97
03/31/11	13.30	0.15	1.16	1.31	(0.22)	—	—	(0.22)	14.39	9.88	65,288	1.31	1.11	90
03/31/12	14.39	0.12	0.60	0.72	(0.23)	(0.55)	—	(0.78)	14.33	5.46	56,421	1.34	0.87	61
03/31/13	14.33	0.10	0.72	0.82	(0.14)	(0.62)	—	(0.76)	14.39	6.01	53,393	1.36	0.72	90
03/31/14	14.39	0.08	1.75	1.83	(0.12)	(0.82)	—	(0.94)	15.28	12.95	78,568	1.33	0.54	74

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14
Multi-Managed Moderate Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.01%
Multi-Managed Moderate Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.01
Multi-Managed Moderate Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/10	$9.90	$0.38	$2.53	$2.91	$(0.67)	$(0.07)	$—	$(0.74)	$12.07	29.76%	$16,530	1.02%	3.25%	54%
03/31/11	12.07	0.31	0.55	0.86	(0.41)	—	—	(0.41)	12.52	7.19	14,049	1.04	2.47	70
03/31/12	12.52	0.27	0.53	0.80	(0.43)	(0.17)	—	(0.60)	12.72	6.67	12,468	1.09	2.18	51
03/31/13	12.72	0.22	0.64	0.86	(0.33)	(0.56)	—	(0.89)	12.69	6.95	12,352	1.09	1.70	60
03/31/14	12.69	0.17	0.65	0.82	(0.22)	(0.50)	—	(0.72)	12.79	6.65	12,165	1.05	1.35	77
Multi-Managed Income/Equity Portfolio Class 2
03/31/10	9.88	0.36	2.53	2.89	(0.66)	(0.07)	—	(0.73)	12.04	29.53	74,536	1.17	3.10	54
03/31/11	12.04	0.29	0.55	0.84	(0.39)	—	—	(0.39)	12.49	7.02	64,537	1.20	2.32	70
03/31/12	12.49	0.26	0.51	0.77	(0.40)	(0.17)	—	(0.57)	12.69	6.48	55,328	1.24	2.04	51
03/31/13	12.69	0.20	0.64	0.84	(0.30)	(0.56)	—	(0.86)	12.67	6.86	50,239	1.24	1.55	60
03/31/14	12.67	0.15	0.65	0.80	(0.20)	(0.50)	—	(0.70)	12.77	6.48	46,030	1.20	1.20	77
Multi-Managed Income/Equity Portfolio Class 3
03/31/10	9.86	0.35	2.52	2.87	(0.64)	(0.07)	—	(0.71)	12.02	29.46	43,187	1.27	2.99	54
03/31/11	12.02	0.27	0.56	0.83	(0.38)	—	—	(0.38)	12.47	6.95	40,736	1.30	2.21	70
03/31/12	12.47	0.24	0.52	0.76	(0.39)	(0.17)	—	(0.56)	12.67	6.37	35,247	1.34	1.94	51
03/31/13	12.67	0.19	0.64	0.83	(0.29)	(0.56)	—	(0.85)	12.65	6.76	32,130	1.34	1.45	60
03/31/14	12.65	0.14	0.64	0.78	(0.20)	(0.50)	—	(0.70)	12.73	6.33	49,269	1.29	1.09	77

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.01%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00	0.01
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/10	$10.30	$0.45	$2.07	$2.52	$(0.64)	$(0.02)	$—	$(0.66)	$12.16	24.67%	$15,061	1.03%	3.86%	45%
03/31/11	12.16	0.35	0.36	0.71	(0.37)	—	—	(0.37)	12.50	5.87	13,524	1.05	2.81	74
03/31/12	12.50	0.30	0.52	0.82	(0.47)	(0.32)	—	(0.79)	12.53	6.90	11,911	1.08	2.38	53
03/31/13	12.53	0.23	0.52	0.75	(0.32)	(0.57)	—	(0.89)	12.39	6.09	11,480	1.08	1.81	56
03/31/14	12.39	0.20	0.18	0.38	(0.25)	(0.42)	—	(0.67)	12.10	3.20	10,622	1.05	1.59	63
Multi-Managed Income Portfolio Class 2
03/31/10	10.28	0.43	2.07	2.50	(0.63)	(0.02)	—	(0.65)	12.13	24.45	59,005	1.18	3.70	45
03/31/11	12.13	0.33	0.36	0.69	(0.35)	—	—	(0.35)	12.47	5.72	51,560	1.20	2.65	74
03/31/12	12.47	0.28	0.53	0.81	(0.45)	(0.32)	—	(0.77)	12.51	6.79	47,469	1.23	2.23	53
03/31/13	12.51	0.21	0.52	0.73	(0.30)	(0.57)	—	(0.87)	12.37	5.93	42,792	1.23	1.66	56
03/31/14	12.37	0.18	0.18	0.36	(0.23)	(0.42)	—	(0.65)	12.08	3.02	37,405	1.21	1.44	63
Multi-Managed Income Portfolio Class 3
03/31/10	10.27	0.42	2.07	2.49	(0.62)	(0.02)	—	(0.64)	12.12	24.36	33,118	1.28	3.60	45
03/31/11	12.12	0.31	0.36	0.67	(0.34)	—	—	(0.34)	12.45	5.56	33,572	1.30	2.55	74
03/31/12	12.45	0.27	0.53	0.80	(0.44)	(0.32)	—	(0.76)	12.49	6.71	32,770	1.33	2.12	53
03/31/13	12.49	0.20	0.52	0.72	(0.29)	(0.57)	—	(0.86)	12.35	5.83	29,548	1.33	1.56	56
03/31/14	12.35	0.16	0.18	0.34	(0.23)	(0.42)	—	(0.65)	12.04	2.84	38,707	1.29	1.32	63

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/10	$6.32	$0.14	$2.79	$2.93	$(0.07)	$—	$—	$(0.07)	$9.18	46.38%		$31,180	1.06%	1.72%	123%
03/31/11	9.18	0.16	1.10	1.26	(0.30)	—	—	(0.30)	10.14	13.94		27,916	1.03	1.70	94
03/31/12	10.14	0.18	0.19	0.37	(0.21)	—	—	(0.21)	10.30	3.93	(3)	24,385	1.04	1.88	89
03/31/13	10.30	0.20	0.99	1.19	(0.24)	—	—	(0.24)	11.25	11.77		22,692	1.05	1.90	67
03/31/14	11.25	0.20	1.86	2.06	(0.33)	—	—	(0.33)	12.98	18.43		22,898	1.01	1.63	61
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/10	6.31	0.13	2.78	2.91	(0.05)	—	—	(0.05)	9.17	46.21		120,406	1.21	1.55	123
03/31/11	9.17	0.15	1.08	1.23	(0.28)	—	—	(0.28)	10.12	13.65		102,159	1.18	1.55	94
03/31/12	10.12	0.17	0.20	0.37	(0.20)	—	—	(0.20)	10.29	3.84	(3)	87,601	1.19	1.73	89
03/31/13	10.29	0.18	0.99	1.17	(0.22)	—	—	(0.22)	11.24	11.58		77,266	1.20	1.75	67
03/31/14	11.24	0.18	1.86	2.04	(0.31)	—	—	(0.31)	12.97	18.26		74,099	1.16	1.48	61
Asset Allocation: Diversified Growth Portfolio Class 3
03/31/10	6.31	0.11	2.77	2.88	(0.04)	—	—	(0.04)	9.15	45.74		83,804	1.31	1.39	123
03/31/11	9.15	0.13	1.11	1.24	(0.28)	—	—	(0.28)	10.11	13.71		82,330	1.28	1.44	94
03/31/12	10.11	0.16	0.19	0.35	(0.19)	—	—	(0.19)	10.27	3.64	(3)	73,205	1.28	1.63	89
03/31/13	10.27	0.17	0.99	1.16	(0.21)	—	—	(0.21)	11.22	11.50		67,530	1.30	1.65	67
03/31/14	11.22	0.17	1.86	2.03	(0.30)	—	—	(0.30)	12.95	18.18		65,734	1.26	1.38	61

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14
Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.00%
Asset Allocation: Diversified Growth Portfolio Class 2	0.01	0.01	0.01	0.01	0.00
Asset Allocation: Diversified Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.00

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14
Asset Allocation: Diversified Growth Portfolio Class 1	0.10%	0.10%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.10	0.10	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.10	0.10	0.10	0.10	0.10

  (3)  The Portfolio's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Stock Portfolio Class 1
03/31/10	$9.01	$(0.01)	$4.35	$4.34	$(0.03)	$—	$—	$(0.03)	$13.32	48.21%	$25,427	0.96%	(0.07)%	52%
03/31/11	13.32	(0.03)	2.37	2.34	—	—	—	—	15.66	17.57	22,716	0.96	(0.20)	37
03/31/12	15.66	(0.04)	1.83	1.79	—	—	—	—	17.45	11.43	19,750	0.96	(0.25)	24
03/31/13	17.45	0.02	1.21	1.23	—	—	—	—	18.68	7.05	107,950	0.94	0.11	35
03/31/14	18.68	(0.05)	5.08	5.03	—	(0.85)	—	(0.85)	22.86	27.01	237,515	0.91	(0.23)	36
Stock Portfolio Class 2
03/31/10	8.94	(0.02)	4.31	4.29	(0.01)	—	—	(0.01)	13.22	48.02	95,679	1.11	(0.22)	52
03/31/11	13.22	(0.05)	2.35	2.30	—	—	—	—	15.52	17.40	80,763	1.11	(0.35)	37
03/31/12	15.52	(0.06)	1.80	1.74	—	—	—	—	17.26	11.21	68,643	1.11	(0.40)	24
03/31/13	17.26	(0.03)	1.23	1.20	—	—	—	—	18.46	6.95	61,041	1.11	(0.15)	35
03/31/14	18.46	(0.08)	5.02	4.94	—	(0.85)	—	(0.85)	22.55	26.84	58,280	1.06	(0.38)	36
Stock Portfolio Class 3
03/31/10	8.91	(0.04)	4.30	4.26	(0.00)	—	—	(0.00)	13.17	47.82	68,615	1.21	(0.32)	52
03/31/11	13.17	(0.06)	2.33	2.27	—	—	—	—	15.44	17.24	67,066	1.21	(0.45)	37
03/31/12	15.44	(0.08)	1.80	1.72	—	—	—	—	17.16	11.14	59,118	1.21	(0.50)	24
03/31/13	17.16	(0.04)	1.21	1.17	—	—	—	—	18.33	6.82	55,215	1.21	(0.25)	35
03/31/14	18.33	(0.10)	4.98	4.88	—	(0.85)	—	(0.85)	22.36	26.70	53,760	1.16	(0.48)	36

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14
Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments		Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/10	$6.06	$0.03	$2.97		$3.00	$—	$—	$—	$—	$9.06	49.50%	$4,730	0.91%	0.33%	45%
03/31/11	9.06	0.05	0.99	(2)	1.04	(0.03)	—	—	(0.03)	10.07	11.45	5,452	0.90	0.52	29
03/31/12	10.07	0.05	0.97		1.02	(0.05)	—	—	(0.05)	11.04	10.17	8,552	0.90	0.54	52
03/31/13	11.04	0.09	0.98		1.07	(0.06)	(0.39)	—	(0.45)	11.66	10.06	39,935	0.89	0.90	31
03/31/14	11.66	0.06	2.55		2.61	(0.08)	(0.47)	—	(0.55)	13.72	22.60	158,516	0.85	0.47	69
Large Cap Growth Portfolio Class 2
03/31/10	5.99	0.01	2.95		2.96	—	—	—	—	8.95	49.42	50,226	1.06	0.18	45
03/31/11	8.95	0.03	0.96	(2)	0.99	(0.01)	—	—	(0.01)	9.93	11.12	56,822	1.05	0.38	29
03/31/12	9.93	0.04	0.95		0.99	(0.03)	—	—	(0.03)	10.89	10.01	46,185	1.05	0.36	52
03/31/13	10.89	0.07	0.97		1.04	(0.04)	(0.39)	—	(0.43)	11.50	9.90	41,043	1.04	0.66	31
03/31/14	11.50	0.04	2.51		2.55	(0.06)	(0.47)	—	(0.53)	13.52	22.38	41,595	1.01	0.32	69
Large Cap Growth Portfolio Class 3
03/31/10	5.96	0.01	2.92		2.93	—	—	—	—	8.89	49.16	218,545	1.16	0.08	45
03/31/11	8.89	0.02	0.96	(2)	0.98	(0.01)	—	—	(0.01)	9.86	10.99	243,321	1.15	0.18	29
03/31/12	9.86	0.03	0.95		0.98	(0.02)	—	—	(0.02)	10.82	9.99	225,751	1.15	0.28	52
03/31/13	10.82	0.06	0.96		1.02	(0.03)	(0.39)	—	(0.42)	11.42	9.76	210,063	1.14	0.57	31
03/31/14	11.42	0.03	2.50		2.53	(0.05)	(0.47)	—	(0.52)	13.43	22.31	211,518	1.11	0.22	69

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14
Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.01%
Large Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.01
Large Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00	0.01

  (2)  Includes the effect of a merger.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/10	$6.81	$0.15	$3.71	$3.86	$(0.25)	$—	$—	$(0.25)	$10.42	57.01%	$5,999	0.89%	1.63%	47%
03/31/11	10.42	0.16	1.37	1.53	(0.19)	—	—	(0.19)	11.76	14.89	5,894	0.89	1.47	43
03/31/12	11.76	0.17	0.24	0.41	(0.17)	—	—	(0.17)	12.00	3.70	12,598	0.89	1.59	32
03/31/13	12.00	0.20	1.60	1.80	(0.17)	—	—	(0.17)	13.63	15.18	117,872	0.88	1.70	31
03/31/14	13.63	0.27	2.35	2.62	(0.15)	—	—	(0.15)	16.10	19.27	392,153	0.82	1.87	31
Large Cap Value Portfolio Class 2
03/31/10	6.80	0.14	3.70	3.84	(0.24)	—	—	(0.24)	10.40	56.69	54,278	1.04	1.47	47
03/31/11	10.40	0.14	1.38	1.52	(0.18)	—	—	(0.18)	11.74	14.74	50,646	1.04	1.32	43
03/31/12	11.74	0.16	0.23	0.39	(0.15)	—	—	(0.15)	11.98	3.52	41,809	1.04	1.48	32
03/31/13	11.98	0.20	1.59	1.79	(0.15)	—	—	(0.15)	13.62	15.09	39,393	1.03	1.60	31
03/31/14	13.62	0.24	2.35	2.59	(0.13)	—	—	(0.13)	16.08	19.04	39,393	0.98	1.59	31
Large Cap Value Portfolio Class 3
03/31/10	6.79	0.13	3.70	3.83	(0.23)	—	—	(0.23)	10.39	56.63	257,747	1.14	1.37	47
03/31/11	10.39	0.13	1.37	1.50	(0.17)	—	—	(0.17)	11.72	14.57	271,347	1.14	1.21	43
03/31/12	11.72	0.15	0.24	0.39	(0.14)	—	—	(0.14)	11.97	3.53	257,027	1.14	1.38	32
03/31/13	11.97	0.18	1.58	1.76	(0.14)	—	—	(0.14)	13.59	14.84	261,514	1.13	1.50	31
03/31/14	13.59	0.22	2.35	2.57	(0.11)	—	—	(0.11)	16.05	18.98	280,113	1.08	1.51	31
Mid Cap Growth Portfolio Class 1
03/31/10	6.44	(0.01)	3.82	3.81	—	—	—	—	10.25	59.16	5,485	1.10	(0.14)	86
03/31/11	10.25	(0.03)	2.81	2.78	—	—	—	—	13.03	27.12	6,342	1.12	(0.23)	64
03/31/12	13.03	(0.04)	0.18	0.14	—	—	—	—	13.17	1.07	7,441	1.12	(0.36)	75
03/31/13	13.17	0.01	1.46	1.47	—	(0.48)	—	(0.48)	14.16	11.66	30,299	1.07	0.08	61
03/31/14	14.16	(0.02)	3.38	3.36	—	(0.43)	—	(0.43)	17.09	23.88	82,505	0.99	(0.15)	55
Mid Cap Growth Portfolio Class 2
03/31/10	6.32	(0.02)	3.74	3.72	—	—	—	—	10.04	58.86	41,985	1.25	(0.29)	86
03/31/11	10.04	(0.04)	2.75	2.71	—	—	—	—	12.75	26.99	41,667	1.27	(0.38)	64
03/31/12	12.75	(0.06)	0.17	0.11	—	—	—	—	12.86	0.86	32,440	1.27	(0.52)	75
03/31/13	12.86	(0.02)	1.44	1.42	—	(0.48)	—	(0.48)	13.80	11.55	28,219	1.24	(0.14)	61
03/31/14	13.80	(0.05)	3.30	3.25	—	(0.43)	—	(0.43)	16.62	23.70	30,749	1.15	(0.33)	55
Mid Cap Growth Portfolio Class 3
03/31/10	6.26	(0.03)	3.71	3.68	—	—	—	—	9.94	58.79	52,817	1.35	(0.38)	86
03/31/11	9.94	(0.05)	2.71	2.66	—	—	—	—	12.60	26.76	54,902	1.37	(0.48)	64
03/31/12	12.60	(0.07)	0.17	0.10	—	—	—	—	12.70	0.79	65,265	1.37	(0.61)	75
03/31/13	12.70	(0.03)	1.42	1.39	—	(0.48)	—	(0.48)	13.61	11.46	56,673	1.34	(0.24)	61
03/31/14	13.61	(0.07)	3.26	3.19	—	(0.43)	—	(0.43)	16.37	23.59	50,088	1.25	(0.43)	55

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 3	00.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/10	$7.49	$0.09	$4.46	$4.55	$(0.17)	$—	$—	$(0.17)	$11.87	61.00%		$5,063	1.07%	0.81%	85%
03/31/11	11.87	0.09	2.61	2.70	(0.10)	—	—	(0.10)	14.47	22.82		5,208	1.05	0.75	76
03/31/12	14.47	0.10	(0.14)	(0.04)	(0.08)	—	—	(0.08)	14.35	(0.19)		9,565	1.01	0.79	54
03/31/13	14.35	0.16	2.39	2.55	(0.09)	—	—	(0.09)	16.81	17.86		59,774	0.99	1.13	62
03/31/14	16.81	0.18	3.35	3.53	(0.14)	—	—	(0.14)	20.20	21.05		164,147	0.93	0.98	68
Mid Cap Value Portfolio Class 2
03/31/10	7.47	0.08	4.44	4.52	(0.15)	—	—	(0.15)	11.84	60.74		47,120	1.22	0.66	85
03/31/11	11.84	0.08	2.59	2.67	(0.08)	—	—	(0.08)	14.43	22.62		47,947	1.20	0.60	76
03/31/12	14.43	0.08	(0.14)	(0.06)	(0.06)	—	—	(0.06)	14.31	(0.33)		37,208	1.16	0.57	54
03/31/13	14.31	0.13	2.40	2.53	(0.06)	—	—	(0.06)	16.78	17.77		35,708	1.14	0.89	62
03/31/14	16.78	0.13	3.36	3.49	(0.11)	—	—	(0.11)	20.16	20.86		36,743	1.08	0.72	68
Mid Cap Value Portfolio Class 3
03/31/10	7.46	0.07	4.43	4.50	(0.14)	—	—	(0.14)	11.82	60.53		91,984	1.32	0.56	85
03/31/11	11.82	0.06	2.60	2.66	(0.07)	—	—	(0.07)	14.41	22.56		123,827	1.30	0.50	76
03/31/12	14.41	0.07	(0.14)	(0.07)	(0.05)	—	—	(0.05)	14.29	(0.43)		162,469	1.27	0.52	54
03/31/13	14.29	0.12	2.39	2.51	(0.06)	—	—	(0.06)	16.74	17.61		163,073	1.24	0.80	62
03/31/14	16.74	0.11	3.35	3.46	(0.09)	—	—	(0.09)	20.11	20.71		133,694	1.18	0.60	68
Small Cap Portfolio Class 1
03/31/10	5.02	(0.00)	3.15	3.15	(0.01)	—	—	(0.01)	8.16	62.77		3,201	1.02	(0.19)	143
03/31/11	8.16	(0.00)	2.09	2.09	—	—	—	—	10.25	25.61		3,055	1.03	0.00	100
03/31/12	10.25	(0.01)	(0.06)	(0.07)	—	—	—	—	10.18	(0.68	)(2)	6,125	1.05	(0.08)	75
03/31/13	10.18	0.02	1.01	1.03	—	—	—	—	11.21	10.12		27,441	1.05	0.24	115
03/31/14	11.21	0.05	2.84	2.89	—	—	—	—	14.10	25.78		95,264	0.99	0.37	41
Small Cap Portfolio Class 2
03/31/10	4.95	(0.01)	3.09	3.08	—	—	—	—	8.03	62.22		36,964	1.17	(0.34)	143
03/31/11	8.03	(0.01)	2.06	2.05	—	—	—	—	10.08	25.53		36,628	1.18	(0.15)	100
03/31/12	10.08	(0.03)	(0.06)	(0.09)	—	—	—	—	9.99	(0.89	)(2)	29,194	1.20	(0.31)	75
03/31/13	9.99	(0.00)	1.00	1.00	—	—	—	—	10.99	10.01		25,992	1.20	(0.02)	115
03/31/14	10.99	0.02	2.79	2.81	—	—	—	—	13.80	25.57		27,478	1.15	0.14	41
Small Cap Portfolio Class 3
03/31/10	4.91	(0.02)	3.07	3.05	—	—	—	—	7.96	62.12		147,596	1.27	(0.44)	143
03/31/11	7.96	(0.02)	2.04	2.02	—	—	—	—	9.98	25.38		165,340	1.28	(0.25)	100
03/31/12	9.98	(0.04)	(0.06)	(0.10)	—	—	—	—	9.88	(1.00	)(2)	95,460	1.29	(0.43)	75
03/31/13	9.88	(0.01)	0.99	0.98	—	—	—	—	10.86	9.92		93,909	1.30	(0.10)	115
03/31/14	10.86	0.01	2.75	2.76	—	—	—	—	13.62	25.41		96,671	1.25	0.04	41

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14
Mid Cap Value Class 1	0.02%	0.01%	0.00%	0.00%	0.00%
Mid Cap Value Class 2	0.02	0.01	0.01	0.00	0.00
Mid Cap Value Class 3	0.02	0.01	0.00	0.00	0.00
Small Cap Portfolio Class 1	0.00	0.01	0.00	0.00	0.00
Small Cap Portfolio Class 2	0.00	0.01	0.00	0.00	0.00
Small Cap Portfolio Class 3	0.00	0.01	0.00	0.00	0.00

  (2)  The Portfolio's performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/10	$4.97	$0.10	$2.46	$2.56	$(0.13)	$—	$—	$(0.13)	$7.40	51.49%	$5,745	1.18	%(1)	1.52	%(1)	110%
03/31/11	7.40	0.11	0.70	0.81	(0.12)	—	—	(0.12)	8.09	11.10	4,734	1.11	(1)	1.43	(1)	81
03/31/12	8.09	0.16	(0.70)	(0.54)	(0.11)	—	—	(0.11)	7.44	(6.54)	12,881	1.12	(1)	2.39	(1)	59
03/31/13	7.44	0.08	0.56	0.64	(0.11)	—	—	(0.11)	7.97	8.76	105,553	1.10	(1)	1.21	(1)	50
03/31/14	7.97	0.15	0.99	1.14	(0.10)	—	—	(0.10)	9.01	14.32	268,032	1.03	(1)	1.84	(1)	52
International Equity Portfolio Class 2
03/31/10	4.97	0.09	2.44	2.53	(0.11)	—	—	(0.11)	7.39	51.03	53,810	1.33	(1)	1.33	(1)	110
03/31/11	7.39	0.09	0.72	0.81	(0.11)	—	—	(0.11)	8.09	11.06	47,180	1.26	(1)	1.26	(1)	81
03/31/12	8.09	0.15	(0.69)	(0.54)	(0.10)	—	—	(0.10)	7.45	(6.62)	35,187	1.28	(1)	1.94	(1)	59
03/31/13	7.45	0.10	0.53	0.63	(0.10)	—	—	(0.10)	7.98	8.55	30,852	1.26	(1)	1.38	(1)	50
03/31/14	7.98	0.14	0.98	1.12	(0.09)	—	—	(0.09)	9.01	14.00	30,386	1.18	(1)	1.65	(1)	52
International Equity Portfolio Class 3
03/31/10	4.96	0.08	2.45	2.53	(0.11)	—	—	(0.11)	7.38	50.99	245,374	1.42	(1)	1.22	(1)	110
03/31/11	7.38	0.08	0.73	0.81	(0.11)	—	—	(0.11)	8.08	11.02	284,279	1.36	(1)	1.12	(1)	81
03/31/12	8.08	0.13	(0.69)	(0.56)	(0.09)	—	—	(0.09)	7.43	(6.79)	268,933	1.38	(1)	1.82	(1)	59
03/31/13	7.43	0.09	0.53	0.62	(0.10)	—	—	(0.10)	7.95	8.40	300,965	1.36	(1)	1.22	(1)	50
03/31/14	7.95	0.14	0.97	1.11	(0.08)	—	—	(0.08)	8.98	13.95	266,042	1.29	(1)	1.56	(1)	52
Diversified Fixed Income Portfolio Class 1
03/31/10	10.58	0.39	0.56	0.95	(0.40)	—	—	(0.40)	11.13	9.02	6,209	0.79		3.53		121
03/31/11	11.13	0.37	0.33	0.70	(0.33)	—	—	(0.33)	11.50	6.29	5,637	0.78		3.20		129
03/31/12	11.50	0.30	0.58	0.88	(0.32)	(0.13)	—	(0.45)	11.93	7.65	20,427	0.75		2.80		104
03/31/13	11.93	0.22	0.29	0.51	(0.26)	(0.18)	—	(0.44)	12.00	4.32	152,429	0.73		1.94		87
03/31/14	12.00	0.20	(0.31)	(0.11)	(0.20)	(0.11)	—	(0.31)	11.58	(0.87)	402,275	0.70		1.77		88
Diversified Fixed Income Portfolio Class 2
03/31/10	10.56	0.37	0.56	0.93	(0.38)	—	—	(0.38)	11.11	8.88	78,449	0.94		3.38		121
03/31/11	11.11	0.36	0.32	0.68	(0.31)	—	—	(0.31)	11.48	6.13	66,320	0.93		3.05		129
03/31/12	11.48	0.32	0.53	0.85	(0.30)	(0.13)	—	(0.43)	11.90	7.42	59,131	0.91		2.69		104
03/31/13	11.90	0.22	0.27	0.49	(0.24)	(0.18)	—	(0.42)	11.97	4.15	52,467	0.88		1.83		87
03/31/14	11.97	0.19	(0.31)	(0.12)	(0.18)	(0.11)	—	(0.29)	11.56	(0.98)	41,776	0.85		1.66		88
Diversified Fixed Income Portfolio Class 3
03/31/10	10.53	0.35	0.57	0.92	(0.37)	—	—	(0.37)	11.08	8.80	278,496	1.04		3.26		121
03/31/11	11.08	0.34	0.33	0.67	(0.31)	—	—	(0.31)	11.44	6.05	352,266	1.03		2.95		129
03/31/12	11.44	0.30	0.54	0.84	(0.29)	(0.13)	—	(0.42)	11.86	7.35	486,707	1.01		2.57		104
03/31/13	11.86	0.21	0.27	0.48	(0.24)	(0.18)	—	(0.42)	11.92	4.04	499,708	0.99		1.73		87
03/31/14	11.92	0.18	(0.31)	(0.13)	(0.17)	(0.11)	—	(0.28)	11.51	(1.07)	465,097	0.95		1.55		88

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14
International Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.01%	0.01%
International Equity Portfolio Class 2	0.00	0.00	0.00	0.01	0.01
International Equity Portfolio Class 3	0.00	0.00	0.00	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Real Return Portfolio Class 1
01/23/12@- 03/31/12	$10.16	$0.02	$0.07	$0.09	$—	$—	$—	$—	$10.25	0.89%	$7,698	0.69	%(3)	0.38	%(3)	38%
03/31/13	10.25	(0.02)	0.36	0.34	(0.28)	—	—	(0.28)	10.31	3.28	71,823	0.68		(0.25)		89
03/31/14	10.31	(0.01)	(0.46)	(0.47)	(0.10)	—	—	(0.10)	9.74	(4.60)	169,055	0.64		(0.08)		39
Real Return Portfolio Class 3
03/31/10	8.04	0.44	1.46	1.90	(0.53)	—	—	(0.53)	9.41	23.78	149,501	1.22	(1)	4.83	(1)	204
03/31/11	9.41	0.13	0.26	0.39	(0.11)	—	—	(0.11)	9.69	4.13	246,938	0.97		1.41		44
03/31/12	9.69	0.16	0.40	0.56	—	—	—	—	10.25	5.78	371,531	0.93		1.66		38
03/31/13	10.25	(0.00)	0.30	0.30	(0.27)	—	—	(0.27)	10.28	2.95	427,741	0.93		(0.02)		89
03/31/14	10.28	(0.01)	(0.49)	(0.50)	(0.07)	—	—	(0.07)	9.71	(4.82)	466,940	0.90		(0.09)		39
Cash Management Portfolio Class 1
03/31/10	11.02	(0.02)	0.01	(0.01)	(0.22)	—	(0.00)	(0.22)	10.79	(0.13)	2,688	0.54		(0.21)		—
03/31/11	10.79	(0.03)	0.01	(0.02)	—	—	—	—	10.77	(0.19)	1,806	0.58		(0.27)		—
03/31/12	10.77	(0.04)	(0.00)	(0.04)	—	—	—	—	10.73	(0.37)	2,003	0.60		(0.35)		—
03/31/13	10.73	(0.04)	0.00	(0.04)	—	—	—	—	10.69	(0.37)	1,061	0.60	(2)	(0.35	)(2)	—
03/31/14	10.69	(0.03)	0.00	(0.03)	—	—	—	—	10.66	(0.28)	1,392	0.45	(2)	(0.28	)(2)	—
Cash Management Portfolio Class 2
03/31/10	11.00	(0.04)	0.01	(0.03)	(0.20)	—	(0.00)	(0.20)	10.77	(0.28)	43,710	0.69		(0.36)		—
03/31/11	10.77	(0.05)	0.01	(0.04)	—	—	—	—	10.73	(0.37)	28,333	0.73		(0.42)		—
03/31/12	10.73	(0.05)	(0.01)	(0.06)	—	—	—	—	10.67	(0.56)	21,182	0.75		(0.50)		—
03/31/13	10.67	(0.05)	0.00	(0.05)	—	—	—	—	10.62	(0.47)	13,508	0.75	(2)	(0.50	)(2)	—
03/31/14	10.62	(0.04)	0.00	(0.04)	—	—	—	—	10.58	(0.38)	12,203	0.60	(2)	(0.43	)(2)	—
Cash Management Portfolio Class 3
03/31/10	10.99	(0.05)	0.01	(0.04)	(0.19)	—	(0.00)	(0.19)	10.76	(0.38)	60,538	0.79		(0.47)		—
03/31/11	10.76	(0.06)	0.00	(0.06)	—	—	—	—	10.70	(0.56)	45,377	0.83		(0.52)		—
03/31/12	10.70	(0.06)	(0.00)	(0.06)	—	—	—	—	10.64	(0.56)	44,110	0.85		(0.60)		—
03/31/13	10.64	(0.06)	0.00	(0.06)	—	—	—	—	10.58	(0.56)	34,438	0.84	(2)	(0.59	)(2)	—
03/31/14	10.58	(0.06)	0.00	(0.06)	—	—	—	—	10.52	(0.57)	22,358	0.70	(2)	(0.53	)(2)	—

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  @  Commencement of operations.

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

03/31/10
Real Return Portfolio Class 3	0.00%

  (2)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/13	03/31/14
Cash Management Portfolio Class 1	0.03%	0.22%
Cash Management Portfolio Class 2	0.03	0.23
Cash Management Portfolio Class 3	0.04	0.22

  (3)  Annualized

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments		Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)	Ratio of net investment income to average net assets(2)	Portfolio turnover
Focus Growth Portfolio Class 1
03/31/10	$5.46	$(0.02)	$2.80		$2.78	$—	$—	$—	$—	$8.24	50.92%	$2,156	1.18%	(0.31)%	104%
03/31/11	8.24	(0.01)	2.39	(1)	2.38	—	—	—	—	10.62	28.88	3,028	1.14	(0.06)	210
03/31/12	10.62	(0.02)	(0.15)		(0.17)	(0.01)	(0.44)	—	(0.45)	10.00	(1.06)	6,514	1.12	(0.19)	143
03/31/13	10.00	0.01	0.31		0.32	—	(0.05)	—	(0.05)	10.27	3.19	44,125	1.11	0.13	157
03/31/14	10.27	(0.03)	2.53		2.50	—	(0.90)	—	(0.90)	11.87	24.53	69,895	1.08	(0.31)	88
Focus Growth Portfolio Class 2
03/31/10	5.38	(0.03)	2.77		2.74	—	—	—	—	8.12	50.93	31,689	1.33	(0.47)	104
03/31/11	8.12	(0.01)	2.33	(1)	2.32	—	—	—	—	10.44	28.57	63,685	1.28	(0.12)	210
03/31/12	10.44	(0.03)	(0.15)		(0.18)	(0.01)	(0.44)	—	(0.45)	9.81	(1.21)	47,737	1.26	(0.32)	143
03/31/13	9.81	(0.00)	0.30		0.30	—	(0.05)	—	(0.05)	10.06	3.05	37,000	1.27	(0.05)	157
03/31/14	10.06	(0.05)	2.49		2.44	—	(0.90)	—	(0.90)	11.60	24.44	37,394	1.23	(0.46)	88
Focus Growth Portfolio Class 3
03/31/10	5.34	(0.04)	2.75		2.71	—	—	—	—	8.05	50.75	41,988	1.43	(0.58)	104
03/31/11	8.05	(0.02)	2.32	(1)	2.30	—	—	—	—	10.35	28.57	101,121	1.38	(0.22)	210
03/31/12	10.35	(0.04)	(0.15)		(0.19)	(0.01)	(0.44)	—	(0.45)	9.71	(1.34)	98,806	1.37	(0.41)	143
03/31/13	9.71	(0.01)	0.30		0.29	—	(0.05)	—	(0.05)	9.95	2.98	82,957	1.37	(0.14)	157
03/31/14	9.95	(0.06)	2.45		2.39	—	(0.90)	—	(0.90)	11.44	24.20	56,736	1.33	(0.56)	88

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Includes the effect of a merger.

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14
Focus Growth Portfolio Class 1	0.01%	0.01%	0.01%	0.01%	0.00%
Focus Growth Portfolio Class 2	0.01	0.01	0.01	0.01	0.00
Focus Growth Portfolio Class 3	0.01	0.01	0.01	0.01	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Focus Value Portfolio Class 1
01/23/12@- 03/31/12	$11.55	$0.02	$0.49	$0.51	$—	$—	$—	$—	$12.06	4.42%	$7,738	1.19	%(1)	0.26	%(1)	50%
03/31/13	12.06	0.16	1.29	1.45	(0.05)	—	—	(0.05)	13.46	12.05	54,263	1.15		1.40		56
03/31/14	13.46	0.16	2.94	3.10	(0.11)	—	—	(0.11)	16.45	23.06	177,811	1.05	(3)	1.05	(3)	73
Focus Value Portfolio Class 2
03/31/10	7.81	0.21	3.90	4.11	(0.22)	—	—	(0.22)	11.70	52.88	34,754	1.30		1.91		53
03/31/11	11.70	0.15	1.59	1.74	(0.23)	—	—	(0.23)	13.21	15.03	30,439	1.31		1.20		47
03/31/12	13.21	0.06	(1.07)	(1.01)	(0.15)	—	—	(0.15)	12.05	(7.49)	21,636	1.33		0.50		50
03/31/13	12.05	0.15	1.28	1.43	(0.04)	—	—	(0.04)	13.44	11.94	18,632	1.29		1.24		56
03/31/14	13.44	0.14	2.92	3.06	(0.08)	—	—	(0.08)	16.42	22.83	18,979	1.21	(3)	0.90	(3)	73
Focus Value Portfolio Class 3
03/31/10	7.80	0.20	3.89	4.09	(0.21)	—	—	(0.21)	11.68	52.64	54,244	1.40		1.81		53
03/31/11	11.68	0.14	1.59	1.73	(0.23)	—	—	(0.23)	13.18	14.91	59,715	1.41		1.13		47
03/31/12	13.18	0.05	(1.06)	(1.01)	(0.15)	—	—	(0.15)	12.02	(7.55)	55,360	1.43		0.39		50
03/31/13	12.02	0.14	1.27	1.41	(0.03)	—	—	(0.03)	13.40	11.80	51,862	1.40		1.15		56
03/31/14	13.40	0.12	2.92	3.04	(0.06)	—	—	(0.06)	16.38	22.70	40,025	1.31	(3)	0.80	(3)	73

  @  Commencement of operations.

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  (1)  Annualized

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14
Focus Value Portfolio Class 1	—%	—%	0.00%	0.01%	0.01%
Focus Value Portfolio Class 2	0.01	0.01	0.01	0.01	0.01
Focus Value Portfolio Class 3	0.01	0.01	0.01	0.01	0.01

  (3)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/10	03/31/11	03/31/12	03/31/13	03/31/14
Focus Value Portfolio Class 1	—%	—%	—%	—%	0.03%
Focus Value Portfolio Class 2	—	—	—	—	0.02
Focus Value Portfolio Class 3	—	—	—	—	0.02

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Distributions from net return of capital	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover
Allocation Growth Portfolio Class 3
03/31/10	$5.98	$0.08	$3.09	$3.17	$(0.29)	$—	$—	$(0.29)	$8.86	53.32%	$135,514	0.17%	1.03%	6%
03/31/11	8.86	0.07	1.25	1.32	(0.10)	—	—	(0.10)	10.08	14.94	137,529	0.17	0.77	23
03/31/12	10.08	0.07	(0.19)	(0.12)	(0.08)	—	—	(0.08)	9.88	(1.13)	122,826	0.17	0.73	23
03/31/13	9.88	0.06	0.96	1.02	(0.08)	—	—	(0.08)	10.82	10.45	119,359	0.18	0.65	7
03/31/14	10.82	0.06	1.73	1.79	(0.09)	—	—	(0.09)	12.52	16.57	119,271	0.16	0.50	12
Allocation Moderate Growth Portfolio Class 3
03/31/10	7.04	0.16	2.92	3.08	(0.28)	(0.01)	—	(0.29)	9.83	44.03	572,697	0.14	1.75	12
03/31/11	9.83	0.11	1.15	1.26	(0.15)	—	—	(0.15)	10.94	12.93	667,862	0.14	1.13	17
03/31/12	10.94	0.11	(0.02)	0.09	(0.11)	—	—	(0.11)	10.92	0.88	692,049	0.13	1.03	22
03/31/13	10.92	0.11	0.89	1.00	(0.12)	—	—	(0.12)	11.80	9.26	695,486	0.13	0.97	5
03/31/14	11.80	0.09	1.37	1.46	(0.17)	—	—	(0.17)	13.09	12.39	652,267	0.13	0.69	9
Allocation Moderate Portfolio Class 3
03/31/10	7.26	0.19	2.68	2.87	(0.32)	(0.02)	—	(0.34)	9.79	39.77	263,528	0.15	2.10	17
03/31/11	9.79	0.13	1.02	1.15	(0.18)	—	—	(0.18)	10.76	11.81	328,627	0.15	1.27	13
03/31/12	10.76	0.11	0.11	0.22	(0.11)	—	—	(0.11)	10.87	2.09	387,252	0.14	1.09	19
03/31/13	10.87	0.12	0.80	0.92	(0.12)	—	—	(0.12)	11.67	8.54	397,818	0.14	1.10	7
03/31/14	11.67	0.09	1.12	1.21	(0.18)	—	—	(0.18)	12.70	10.41	392,796	0.13	0.78	13
Allocation Balanced Portfolio Class 3
03/31/10	7.89	0.24	2.34	2.58	(0.32)	(0.09)	—	(0.41)	10.06	32.92	180,472	0.16	2.60	13
03/31/11	10.06	0.15	0.89	1.04	(0.20)	—	—	(0.20)	10.90	10.37	243,028	0.16	1.49	10
03/31/12	10.90	0.12	0.32	0.44	(0.12)	—	—	(0.12)	11.22	4.15	302,034	0.15	1.16	13
03/31/13	11.22	0.14	0.74	0.88	(0.12)	—	—	(0.12)	11.98	7.91	330,689	0.14	1.27	10
03/31/14	11.98	0.10	0.90	1.00	(0.22)	(0.08)	—	(0.30)	12.68	8.37	314,279	0.13	0.83	14

  *  Calculated based upon average shares outstanding

  **  Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

  (1)  Does not include underlying fund expenses that the Portfolios bear indirectly.

See Notes to Financial Statements

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Seasons Series Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the twenty-one portfolios constituting Seasons Series Trust (the "Trust") at March 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2014 by correspondence with the custodian, transfer agent, and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Houston, Texas
May 28, 2014

SEASONS SERIES TRUST
APPROVAL OF SUBADVISORY AGREEMENT
March 31, 2014 (unaudited)

At their in-person meeting on December 6, 2013 held, among other reasons, to consider the approval of a new Subadvisory Agreement between SunAmerica Asset Management Corp. ("SAAMCo") and Putnam Investment Management, LLC ("Putnam Management") with respect to Asset Allocation: Diversified Growth Portfolio (the "Portfolio") (the "New Subadvisory Agreement"), the Trustees, including the Trustees who are not interested persons of the Trust (the "Independent Trustees"), as defined by the Investment Company Act of 1940 (the "1940 Act"), considered the potential implications to the Portfolios of Mr. Desmarais' death and the transfer of voting control over Power Corporation of Canada to The Desmarais Family Residuary Trust (the "Transfer"). To address the possibility that the Transfer constituted an assignment of the Portfolio's Subadvisory Agreement with Putnam Management, the Trustees unanimously voted to approve a New Subadvisory Agreement for the Portfolio. The Trustees considered that, except for the effective date (December 6, 2013) and duration, the New Subadvisory Agreement was identical to the Portfolio's previous Subadvisory Agreement. Under the New Subadvisory Agreement, Putnam Management provides investment advisory services to the Portfolio on essentially the same terms and conditions, and for the same fees, as it did under the previous Subadvisory Agreement. In particular, the Trustees considered:

•  Information about the operations of The Desmarais Family Residuary Trust, including that Paul Desmarais, Jr. and André Desmarais, Mr. Desmarais' sons, were expected to exercise, jointly, voting control over the Power Corporation of Canada shares controlled by The Desmarais Family Residuary Trust.

•  That Paul Desmarais, Jr. and André Desmarais had been playing active managerial roles at Power Corporation of Canada, with responsibility for the oversight of Power Corporation of Canada's subsidiaries, including Putnam Investments, since Power Corporation of Canada had acquired Putnam Investments in 2007, including serving as Directors of Putnam Investments, and that the Transfer would not affect their responsibilities as officers of Power Corporation of Canada.

•  The intention expressed by representatives of Power Corporation of Canada, Power Financial Corporation, and Great-West Lifeco that there would be no change to the operations or management of Putnam Investments or to the investment advisory services provided to the Portfolios by Putnam Management and its affiliates as a result of the Transfer.

•  Putnam Management's assurances that, following the Transfer, Putnam Management would continue to provide the same level of services to the Portfolio and that the Transfer would not have an adverse impact on the ability of Putnam Management and its affiliates to continue to provide high quality investment advisory services to the Portfolios.

•  Putnam Management's assurances that there are no current plans to make any changes to the quality of any services provided to the Portfolios or their shareholders, as a result of the Transfer.

•  The benefits that the Portfolio has received and may potentially receive as a result of Putnam Management being a member of the Power Corporation of Canada group of companies, which promotes the stability of the Putnam organization.

•  The commitment of Putnam Investments to bear the expenses incurred by the Portfolio in connection with the Transfer.

Based upon the foregoing considerations, the Trustees concluded that, to eliminate any ambiguity as to the status of your Portfolio's Subadvisory Agreement, it was in the best interests of the Portfolio's shareholders for the Trustees to approve New Subadvisory Agreement with Putnam Management so that Putnam Management can continue to serve as your Portfolio's subadviser. On December 6, 2013, the Trustees, including all of the Trustees present who are not "interested persons" of the Portfolio or Putnam Investments, unanimously approved the New Subadvisory Agreements. The approval of the New Subadvisory Agreement took place as part of the Board's annual consideration of the Trusts' advisory and subadvisory agreements.

In connection with the approval of the New Subadvisory Agreement, the Board received materials related to certain factors used in its consideration whether to approve such New Subadvisory Agreement. Those factors included:

(1)  the requirements of the Trusts in the areas of investment supervisory and administrative services;

SEASONS SERIES TRUST
APPROVAL OF SUBADVISORY AGREEMENT — (unaudited) (continued)

(2)  the nature, extent and quality of the investment advisory services to be provided by Putnam Management and the administrative and other management services provided by SAAMCo;

(3)  the size and structure of the investment advisory fee and any other material payments to SAAMCo and Putnam Management and, in connection therewith, a review of the costs of services provided and the profits realized by SAAMCo and its affiliates from the relationship with the Trusts;

(4)  the extent to which SAAMCo realizes economies of scale and shares them with the Trusts;

(5)  the organizational capability and financial condition of SAAMCo and Putnam Management and their affiliates;

(6)  the possibility that services of the type required by the Trusts might be better obtained from other organizations; and

(7)  the fees paid by SAAMCo to Putnam Management for managing the Portfolio.

In addition, the Board considered (a) the relationship between the Trusts and SAAMCo; (b) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (c) the profitability of SAAMCo and Putnam Management; (d) information regarding SAAMCo's and Putnam Management's compliance and regulatory history; (e) information about the services SAAMCo provides in connection with the oversight of Putnam Management; and (f) the reasonableness of the advisory fee retained by SAAMCo in light of the services it performs.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the New Subadvisory Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive session during which such independent counsel provided guidance to the Independent Trustees.

The Board received information regarding each Portfolio's subadvisory fees compared to subadvisory fees of a group of funds with similar investment strategies and/or objectives, as applicable (the "Subadvised Expense Group/Universe"), as selected and prepared by an independent third-party provider of investment company data. In addition, the Board considered the expenses and performance of Putnam Management with respect to accounts and mutual funds managed by it that have comparable investment objectives and strategies to the Portfolio.

Nature, Extent and Quality of Services. The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by, or to be provided by, SAAMCo and Putnam Management. In making its evaluation, the Board considered that SAAMCo acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio's assets allocated to Putnam Management, subject to the Trustees' oversight and control. It was also noted that SAAMCo's advisory fees compensate SAAMCo for services such as monitoring Portfolio performance, selecting and replacing subadvisers, determining asset allocations among each of the Portfolio's managers and ensuring that Putnam Management's style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SAAMCo is responsible for overseeing the performance of services by the Trust's custodian, transfer agent and dividend disbursing agent. The Board also noted that SAAMCo is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust's business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as shall be necessary for the operations of each Portfolio. The Board considered that SAAMCo also monitors and reviews the activities of third-party service providers that may provide additional administrative services.

The Board considered that Putnam Management will be responsible for providing investment management services on a day-to-day basis. In such role, Putnam Management (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolio as may be necessary in connection therewith; (ii) provides SAAMCo with records

SEASONS SERIES TRUST
APPROVAL OF SUBADVISORY AGREEMENT — (unaudited) (continued)

concerning their activities; and (iii) renders regular reports to SAAMCo and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed Putnam Management's history, structure and size, and investment experience. The Board considered Putnam Management's personnel that will be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, as well as current and projected staffing levels and compensation practices. The Board was informed that in management's judgment, Putnam Management has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board considered SAAMCo's reputation and long-standing relationship with the Portfolio and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust's relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SAAMCo's experience in providing supervisory and administrative services to advisory clients. The Board also considered SAAMCo's code of ethics and its risk management process, and that it has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolio as set forth in the Portfolio's prospectus.

The Board also reviewed Putnam Management's compliance and regulatory history, including information about litigation, regulatory actions or investigations that could impair Putnam Management's ability to serve as a subadviser to the Portfolio. The Board considered Putnam Management's risk assessment and risk management processes and concluded that there was no information provided that would have a material adverse effect on Putnam Management's ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services to be provided by SAAMCo and Putnam Management in light of all the circumstances and that there was a reasonable basis on which to conclude that the Adviser and Subadviser would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance. The Board, including the Independent Trustees, received and reviewed information regarding the Portfolio's actual and contractual subadvisory fees (including actual subadvisory fees as a portion of management fees). Such fees were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SAAMCo negotiates such fees at arms-length. The Board also considered that the subadvisory fees are paid by SAAMCo out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and Putnam Management, respectively.

To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report prepared independently by Lipper Inc. ("Lipper") as well as information provided by management. The Board also considered advisory fees received by Putnam Management with respect to other mutual funds and accounts with similar investment strategies to the Portfolio.

As part of its review, the Board considered information, including but not limited to the following information, provided by Lipper and management in making its determinations. It was noted that actual subadvisory fees were calculated as of the Portfolio's most recent fiscal year end, which may vary among the Portfolio's Subadvisor Expense Group/Universe.

•  Asset Allocation: Diversified Growth Portfolio. The Board noted that actual total expenses and actual management fees were above the medians of the Portfolio's Expense Group/Universe. The Board also considered that subadvisory fees were above the medians of its Subadvisor Expense Group/Universe.

  The Board further considered that the Portfolio outperformed its Lipper peer index for the one-, three- and five-year periods and that performance was above the medians of its Performance Group/Universe during the same periods.

Cost of Services and Benefits Derived. With respect to indirect costs and benefits, the Board was informed, based on management's judgment, that any indirect costs incurred by SAAMCo in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits

SEASONS SERIES TRUST
APPROVAL OF SUBADVISORY AGREEMENT — (unaudited) (continued)

derived as a result of providing advisory services to the Trust were de minimis and did not impact upon the reasonableness of the advisory fee retained by SAAMCo. The Board considered that SAAMCo is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust's Portfolios pursuant to an arrangement between SAAMCo and certain affiliated life insurance companies (the "Life Companies").

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios' shares, which amounts may be material. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held in the Portfolio. Finally, the Board considered that the Life Companies receive revenue sharing payments from SAAMCo and certain other persons in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Portfolio, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolio or from investment management fees received by SAAMCo.

The Board concluded that any benefits that SAAMCo and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolio were reasonable.

Profitability and Economies of Scale. In considering the reasonableness of the advisory fee retained by SAAMCo, the Board received information related to SAAMCo's profitability with respect to the services it provides to the Portfolio. The profitability analysis reflected the relationship between SAAMCo and American General Life Insurance Company ("AGL") that provides that SAAMCo contributes the profits earned through its management of the Portfolio to AGL. The Board also considered that SAAMCo has entered into an agreement with The United States Life Insurance Company in the City of New York ("USLIC") (formerly, First SunAmerica Life Insurance Company) wherein SAAMCo pays USLIC a fee to perform certain administrative services for the benefit of certain variable annuity contract owners. The Board determined that the profitability to SAAMCo in connection with its relationship to the Trust was reasonable.

It was noted that the subadvisory fees paid pursuant to the New Subadvisory Agreement are paid by SAAMCo out of the advisory fees that it receives. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. It was noted that SAAMCo reviewed a number of factors in determining appropriate subadvisory fees payable to Putnam Management. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager's prestige. The Board determined that the profitability to Putnam Management in connection with its relationship with the Portfolios is therefore not a material factor in their consideration of the New Subadvisory Agreement.

The Board considered that the New Subadvisory Agreement contains breakpoints in the fee schedules, however, since SAAMCo, and not the Trust, is responsible for the payment of the fees pursuant to the New Subadvisory Agreement, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to Putnam Management's profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in Putnam Management's management of the Portfolios are not a material factor in its consideration at this time.

Terms of New Subadvisory Agreement. The Board, including the Independent Trustees, reviewed the terms of the New Subadvisory Agreement including the duties and responsibilities undertaken by Putnam Management as discussed above. The Board noted that the terms of the New Subadvisory Agreement will be identical except for the effective date (December 6, 2013) and duration. The Board also reviewed the terms of payment for services rendered and noted that SAAMCo compensates Putnam Management out of the fees it receives from the Trust. The Board noted that the New Subadvisory Agreement provides that Putnam Management will pay all of its own expenses in connection with the performance of its duties as well

SEASONS SERIES TRUST
APPROVAL OF SUBADVISORY AGREEMENT — (unaudited) (continued)

as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Subadvisory Agreement.

Conclusions. In reaching its decision to approve the New Subadvisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have attributed different weights to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that Putnam Management possesses the capability and resources to perform the duties required of it under the Subadvisory Agreement.

Further, based upon its review of the New Subadvisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Subadvisory Agreement are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the subadvisory fee rate is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

At an in-person meeting held on December 6, 2013, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of Seasons Series Trust (the "Trust"), as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (formerly, SunAmerica Asset Management Corp.) ("SAAMCo" or the "Adviser") and the Trust (the "Advisory Agreement") and the continuation of each Subadvisory Agreement between SAAMCo and each of the following subadvisers (the "Subadvisory Agreements"): BofA Advisors, LLC ("BofA Advisors"), ClearBridge Advisors, LLC, ("ClearBridge"), Goldman Sachs Asset Management, L.P. ("GSAM"), Ibbotson Associates Advisors, LLC ("Ibbotson"), Janus Capital Management LLC ("Janus"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Lord, Abbett & Co. LLC ("Lord Abbett"), Marsico Capital Management, LLC ("Marsico"), Northern Trust Investments, N.A. ("Northern Trust"), PineBridge Investments, LLC ("PineBridge"), Putnam Investment Management, LLC ("Putnam"), T. Rowe Price Associates, Inc. ("T. Rowe Price"), and Wellington Management Company, LLP ("Wellington") (collectively referred to as the "Subadvisers" and each a "Subadviser"). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the "Advisory Contracts."

The Board last approved the Advisory Contracts at an in-person meeting held on September 27, 2013. However, in order to reduce the possibility that a disaster could interrupt the business continuity of the Trust and adversely affect the interests of its shareholders, and after consultation with fund counsel and counsel to the independent trustees, the Board concluded that it would be in the best interests of the shareholders to consider the re-approval of the Advisory Contracts for purposes of business continuity and disaster recovery management at its in-person meeting held on December 6, 2013. The Board reconsidered the materials presented at the September 27, 2013 meeting and management's update on the Portfolios and noted that the information and materials considered at the September 27, 2013 meeting had not changed in any material respect.

Based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The trustees and executive officers of the Trust, their business addresses, ages and principal occupations for the past five years are set forth below. Unless otherwise noted, the address of each executive officer and trustee is One SunAmerica Center, Los Angeles, California 90067-6022.

Name and Age	Positions Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Independent Trustees
Garrett F. Bouton Age: 69	Trustee	March 2007 to Present	Retired (2003-Present); Managing Director and CEO, Barclays Global Investors (1996-2003)	61	Chairman/Director, The LECG Company (consulting services) (2006-2010).
Carl D. Covitz Age: 74	Trustee	February 2001 to Present	Owner and President, Landmark Capital, Inc. (1973-Present)	61	Arden Realty, Inc. (real estate) (1995-2006).
Jane Jelenko Age: 65	Trustee	September 2006 to Present	Retired Partner of KPMG, LLP and Managing Director of Bearingpoint, Inc. (formerly KPMG Consulting)	61	Director, Countrywide Bank (banking) (2003-2008); and Director, Cathay General Bancorp and Cathay Bank (banking) (2012-Present).
Gilbert T. Ray Age: 69	Trustee	February 2001 to Present	Retired Partner, O'Melveny & Myers LLP (law firm) (2000-Present).	61

Director, Advance Auto Parts, Inc. (retail-auto & home supply stores) (since 2002); Director, Wattson, Wyatt Worldwide (services — management consulting services) (2000-2009); Director, DineEquity (services — restaurant) (since 2004); Director, Diamond Rock Hospitality (financial — real estate) (2005-Present); Director, Towers Watson & Co. (services — management consulting services) (2010-Present).

Allan L. Sher Age 82	Trustee	January 1997 to Present	Retired, Brokerage Executive (1992-Present).	61	Director, Bowl America Incorporated (1997-Present).
Bruce G. Willison Age: 65	Trustee	February 2001 to Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc. (2009-2010)	61

Director , GrandPoint Capital Inc., (banking) (2011-Present); Director Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet real estate site) (2003-Present); Director, Health Net, Inc. (health insurance plan) (2000-Present).

Interested Trustees
Peter A. Harbeck(4) Age: 60	Trustee	March 2014-Present	President, CEO and Director, SAAMCO (1995-Present); Director, AIG Capital Services, Inc. ("ACS") (1993-Present); Chairman, Advisor Group, Inc. (2004-Present).	137	None.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited) (continued)

Name and Age	Positions Held With Trust	Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer	Other Directorship(s) Held by Officer
Officers
John T. Genoy Age: 45	President	2007 to Present	Chief Financial Officer, SAAMCo (2002 to Present); Senior Vice President, SAAMCo (2003 to Present); Chief Operating Officer, SAAMCo (2006 to Present).	N/A	N/A
Gregory R. Kingston Age: 48	Vice President and Treasurer	2014-Present	Vice President, SAAMCo (2001 to Present); Assistant Treasurer (2001-2014)	N/A	N/A
Gregory N. Bressler Age: 47	Vice President and Assistant Secretary	2005 to Present	Senior Vice President and General Counsel, SAAMCo (2005 to Present).	N/A	N/A
Katherine Stoner Age: 57	Vice President and Chief Compliance Officer	May 2011 to Present

Vice President, SAAMCo (May 2011 to Present); Vice President, The Variable Annuity Life Insurance Company ("VALIC") and Western National Life Insurance Company ("WNL") (2006 to Present); Deputy General Counsel and Secretary, VALIC and WNL (2007 to Present); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010 to Present).

				N/A	Director, American General Distributors, Inc. (2006 to 2011)
Nori L. Gabert Age: 60	Vice President and Secretary	2005 to Present	Vice President and Deputy General Counsel, SAAMCo (2005 to Present).	N/A	N/A
Matthew J. Hackethal Age: 42	Anti-Money Laundering Compliance Officer	2006 to Present	Chief Compliance Officer, SAAMCo (2007 to Present).	N/A	N/A

(1)  Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

(2)  Fund Complex includes the Trust (21 portfolios), SunAmerica Specialty Series (7 funds), SunAmerica Series Trust (40 portfolios), SunAmerica Money Market Funds, Inc. (1 funds), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (4 funds), SunAmerica Series, Inc. (4 portfolios), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), VALIC Company I (34 funds), VALIC Company II (15 funds).

(3)  Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies regulated under the 1940 Act other than those listed under the preceding column.

(4)  Mr. Harbeck is considered to be an Interested Trustee, as defined in the 1940 Act, because he serves as President, CEO and Director of SAAMCo, Director of ACS, and Chairman of the Advisor Group, Inc.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio's income and capital gain distributions for the taxable year ended March 31, 2014.

During the year ended March 31, 2014, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

	Total Dividends	Net Investment Income	Net Short-term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Multi-Managed Growth - Class 1	$0.58	$0.13	$—	$0.45	100.00%
Multi-Managed Growth - Class 2	0.55	0.10	—	0.45	100.00
Multi-Managed Growth - Class 3	0.54	0.09	—	0.45	100.00
Multi-Managed Moderate Growth - Class 1	0.97	0.15	0.10	0.72	38.15
Multi-Managed Moderate Growth - Class 2	0.95	0.13	0.10	0.72	38.15
Multi-Managed Moderate Growth - Class 3	0.94	0.12	0.10	0.72	38.15
Multi-Managed Income/Equity - Class 1	0.72	0.22	0.13	0.37	17.66
Multi-Managed Income/Equity - Class 2	0.70	0.20	0.13	0.37	17.66
Multi-Managed Income/Equity - Class 3	0.70	0.20	0.13	0.37	17.66
Multi-Managed Income - Class 1	0.67	0.25	0.14	0.28	8.80
Multi-Managed Income - Class 2	0.65	0.23	0.14	0.28	8.80
Multi-Managed Income - Class 3	0.65	0.23	0.14	0.28	8.80
Asset Allocation: Diversified Growth - Class 1	0.33	0.33	—	—	48.74
Asset Allocation: Diversified Growth - Class 2	0.31	0.31	—	—	48.74
Asset Allocation: Diversified Growth - Class 3	0.30	0.30	—	—	48.74
Stock - Class 1	0.85	—	—	0.85	—
Stock - Class 2	0.85	—	—	0.85	—
Stock - Class 3	0.85	—	—	0.85	—
Large Cap Growth - Class 1	0.55	0.08	0.02	0.45	100.00
Large Cap Growth - Class 2	0.53	0.06	0.02	0.45	100.00
Large Cap Growth - Class 3	0.52	0.05	0.02	0.45	100.00
Large Cap Value - Class 1	0.15	0.15	—	—	100.00
Large Cap Value - Class 2	0.13	0.13	—	—	100.00
Large Cap Value - Class 3	0.11	0.11	—	—	100.00
Mid Cap Growth - Class 1	0.43	—	0.08	0.35	100.00
Mid Cap Growth - Class 2	0.43	—	0.08	0.35	100.00
Mid Cap Growth - Class 3	0.43	—	0.08	0.35	100.00
Mid Cap Value - Class 1	0.14	0.14	—	—	100.00
Mid Cap Value - Class 2	0.11	0.11	—	—	100.00
Mid Cap Value - Class 3	0.09	0.09	—	—	100.00
Small Cap - Class 1	—	—	—	—	—
Small Cap - Class 2	—	—	—	—	—
Small Cap - Class 3	—	—	—	—	—
International Equity - Class 1	0.10	0.10	—	—	0.16
International Equity - Class 2	0.09	0.09	—	—	0.16
International Equity - Class 3	0.08	0.08	—	—	0.16
Diversified Fixed Income - Class 1	0.31	0.20	0.07	0.04	0.16
Diversified Fixed Income - Class 2	0.29	0.18	0.07	0.04	0.16
Diversified Fixed Income - Class 3	0.28	0.17	0.07	0.04	0.16
Real Return - Class 1	0.10	0.10	—	—	0.00
Real Return - Class 3	0.07	0.07	—	—	0.00
Cash Management - Class 1	—	—	—	—	—

	Total Dividends	Net Investment Income	Net Short-term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the 70% Dividends Received Deductions
Cash Management - Class 2	$—	$—	$—	$—	—
Cash Management - Class 3	—	—	—	—	—
Focus Growth - Class 1	0.90	—	0.03	0.87	100.00
Focus Growth - Class 2	0.90	—	0.03	0.87	100.00
Focus Growth - Class 3	0.90	—	0.03	0.87	100.00
Focus Value - Class 1	0.11	0.11	—	—	100.00
Focus Value - Class 2	0.08	0.08	—	—	100.00
Focus Value - Class 3	0.06	0.06	—	—	100.00
Allocation Growth - Class 3	0.09	0.09	—	—	35.87
Allocation Moderate Growth - Class 3	0.17	0.17	—	—	18.47
Allocation Moderate - Class 3	0.18	0.18	—	—	15.57
Allocation Balanced - Class 3	0.30	0.22	—	0.08	13.33

*  Short-Term capital gains are treated as ordinary income for tax purposes.

The International Equity, Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Portfolios to its shareholders. The total amounts of foreign taxes passed through to the shareholders and gross foreign source income for fiscal year ended March 31, 2014 were $943,442, $40,931, $172,485, $80,312 and $46,525 respectively. The foreign source income information reporting is $14,086,834, $323,982, $1,365,265, $635,689 and $368,262 respectively.

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SEASONS SERIES TRUST
INDIVIDUAL PORTFOLIO REVIEWS (unaudited)

To help you better understand the investment management of the Seasons family of variable annuities, we have included on the following pages investment comments regarding the 21 investment portfolios of the Season Series Trust:

Seasons Strategies

1.  Multi-Managed Growth Portfolio

2.  Multi-Managed Moderate Growth Portfolio

3.  Multi-Managed Income/Equity Portfolio

4.  Multi-Managed Income Portfolio

5.  Asset Allocation: Diversified Growth Portfolio

6.  Stock Portfolio

Seasons Select Portfolios

7.  Large Cap Growth Portfolio

8.  Large Cap Value Portfolio

9.  Mid Cap Growth Portfolio

10.  Mid Cap Value Portfolio

11.  Small Cap Portfolio

12.  International Equity Portfolio

13.  Diversified Fixed Income Portfolio

14.  Real Return Portfolio

15.  Cash Management Portfolio

Seasons Focused Portfolios

16.  Focus Growth Portfolio

17.  Focus Value Portfolio

Seasons Managed Allocation Portfolios

18.  Allocation Growth Portfolio

19.  Allocation Moderate Growth Portfolio

20.  Allocation Moderate Portfolio

21.  Allocation Balanced Portfolio

Asset allocations for each of the Seasons Strategies, as shown in your prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the Seasons Strategies as well as their underlying portfolios, please refer to your prospectus

Seasons Select Portfolios (except the Cash Management and Real Return Portfolios) are two-thirds actively managed, one-third passively managed. The one-third passive management is designed to replicate the performance of the appropriate index. Each of the remaining thirds is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

The Focused Portfolios invest in a highly concentrated group of securities hand-picked by leading money managers from investment opportunities in specific industries and market sectors. Although this concentrated approach offers potentially higher returns, it also comes with potentially higher risk.

In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 2014. Importantly, such indexes represent "paper" portfolios and do not reflect the costs and expenses of actual investing. Descriptions of these market indices are provided next to the individual graphs.

Please note that the graphs and tables that accompany the following investment comments show the performance of the portfolio at the Seasons Series Trust level. The returns shown represent Class 1 shares, unless otherwise noted, and include all trust expenses, but no insurance company expenses associated with the variable annuity contract, and no contingent deferred sales charge. The returns for Class 2 and Class 3 shares differ from Class 1 only to the extent that Class 2 and Class 3 shares are subject to 12b-1 fees. All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

Multi-Managed Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Portfolio Managers:	J.P. Morgan Investment Management Inc. Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co. LLC PineBridge Investments LLC

Growth of a $10,000 Investment

Multi-Managed Growth Portfolio
Average Annual Total Returns as of 03/31/14

	Class 1*	Class 2*	Class 3*
1-Year	16.90%	16.73%	16.58%
5-Year	16.28%	16.12%	15.99%
10-Year	7.62%	7.46%	7.34%
Since Inception	8.15%	3.25%	8.54%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Blended Benchmark Index consists of 51% Russell 1000® Index, 27% Barclays U.S. Aggregate Bond Index, 20% Russell 2000® Index, and 2% Citigroup Treasury Bill 3 month Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Multi-Managed Growth Portfolio — Class 1

The Multi-Managed Growth Portfolio — Class 1 shares posted a return of 16.90% for the 12-month period ending March 31, 2014, compared to a 21.86% return for the S&P 500® Index and a 16.06% gain for the Blended Benchmark Index, which is comprised of 71% equity and 29% fixed income and short-term bond indexes.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio allocates its assets among four distinct components. The managed components include a balanced component, a fixed income component, a growth component, and a small cap growth component. The equity portion of the balanced component, managed by Lord Abbett & Co., LLC, is benchmarked to the S&P 500® Index. The fixed income portion of the balanced component, managed by PineBridge Investments LLC, is benchmarked to the Barclays U.S. Aggregate Bond Index. The fixed income component, managed by Wellington Management Company, LLP, is benchmarked to the Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management, LLC, is benchmarked to the Russell 1000 Growth Index. The small cap growth component, managed by J.P.Morgan Investment Management Inc., is benchmarked to the Russell 2000® Index.

Within the Portfolio component managed by Lord Abbett & Co. LLC, stock selection within the health care and industrials sectors detracted from relative performance. Holdings ISIS Pharmaceuticals, Celgene, and Hertz Global Holdings were among the top performance detractors. Stock selection within the financials and energy sectors contributed to relative performance, led by holdings TD Ameritrade Holdings, Capital One Financial Group, and EOG Resources, Inc.

The Portfolio component managed by Janus Capital Management LLC transitioned from the Janus Concentrated Growth Strategy to the Janus U.S. Research Strategy effective June 1, 2013.

From April 1, 2013 to May 31, 2013, the Portfolio component outperformed the Index. Holdings in the health care and consumer discretionary sectors contributed to performance, while holdings in the industrials, information technology and materials sectors weighed on performance.

From June 1, 2013 to March 31, 2014, the Portfolio component under-performed the Index. Holdings in the material sector detracted from performance, while holdings in health care and consumer staples contributed to performance.

Holdings Google and TE Connectivity were among the top performance contributors during the 12 month period. Holding Iron Mountain weighed the most on performance during the period.

Within the Portfolio component managed by J.P.Morgan Investment Management Inc., stock selection in software and services and health services and systems sectors aided relative returns. Holdings Rite Aid and Ubiquiti Networks were the top contributors. Alternatively, stock selection in the systems hardware and media sectors hurt performance. Holdings Republic Airways Holdings and Interdigital were the top detractors.

Within the Portfolio component managed by Wellington Management Company, LLP, coupon selection within Agency Mortgage-Backed Pass-Through Securities detracted from relative results. Developed non-dollar positioning also detracted, as did an allocation to U.S. TIPS. Positive relative performance was driven by an allocation to High Yield. Allocation and security selection within Investment Grade Credit was also positive, particularly an overweight to financial issuers. An out-of-benchmark allocation to the Non-Agency Mortgage-Backed Securities sector contributed to relative results, as did an overweight to Commercial Mortgage Backed Securities. Duration and yield curve positioning was slightly positive.

Within the Portfolio component managed by PineBridge Investments LLC, allocation to Emerging Markets provided a negative impact to performance and allocations to Investment Grade Credit proved to be a strong positive contributor to performance over the one year period. Security selection was a strong driver of returns, especially in High Yield and Emerging Markets. In Emerging Markets, investments in Hungary and Romania proved to be strong contributors. In High Yield, Atlas Air, FHLMC, and AutoNation boosted returns. During the course of the period, the Portfolio component held a duration position that was marginally longer than that of the index, which had a relatively small negative impact on performance as rates moved higher.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Moderate Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital, with capital preservation as a secondary objective
Portfolio Managers:	J.P. Morgan Investment Management Inc. Janus Capital Management, LLC Wellington Management Company, LLP Lord, Abbett & Co. LLC PineBridge Investments LLC

Growth of a $10,000 Investment

Multi-Managed Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/14

	Class 1*	Class 2*	Class 3*
1-Year	13.24%	13.08%	12.95%
5-Year	14.30%	14.16%	14.03%
10-Year	6.86%	6.70%	6.59%
Since Inception	7.62%	3.68%	7.60%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

4 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

5 The Blended Benchmark Index consists of 37.9% Russell 1000® Index, 42.3% Barclays U.S. Aggregate Bond Index, 18% Russell 2000® Index, and 1.8% Citigroup Treasury Bill 3 months Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Multi-Managed Moderate Growth Portfolio — Class 1

The Multi-Managed Moderate Growth Portfolio — Class 1 shares posted a return of 13.24% for the 12-month period ending March 31, 2014, compared to a 21.86% return for the S&P 500 Index and a 12.54% gain for the Blended Benchmark Index, which is comprised of 56% equity and 44% fixed income and short-term bond indexes.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Moderate Growth Portfolio Class 1 (unaudited) (continued)

The Portfolio allocates its assets among four distinct components. The managed components include a balanced component, a fixed income component, a growth component, and a small cap growth component. The equity portion of the balanced component, managed by Lord Abbett & Co., LLC, is benchmarked to the S&P 500 Index. The fixed income portion of the balanced component, managed by PineBridge Investments LLC, is benchmarked to the Barclays U.S. Aggregate Bond Index. The fixed income component, managed by Wellington Management Company, LLP, is benchmarked to the Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management, LLC, is benchmarked to the Russell 1000® Growth Index. The small cap growth component, managed by J.P.Morgan Investment Management, Inc., is benchmarked to the Russell 2000® Index.

Within the Portfolio component managed by Lord Abbett & Co. LLC, stock selection within the health care and industrials sectors detracted from relative performance. Holdings ISIS Pharmaceuticals, Celgene, and Hertz Global Holdings were among the top performance detractors. Stock selection within the financials and energy sectors contributed to relative performance, led by holdings TD Ameritrade Holdings, Capital One Financial Group, and EOG Resources, Inc.

The Portfolio component managed by Janus Capital Management, LLC transitioned from the Janus Concentrated Growth Strategy to the Janus U.S. Research Strategy effective June 1, 2013.

From April 1, 2013 to May 31, 2013, the Portfolio component outperformed the Index. Holdings in the health care and consumer discretionary sectors contributed to performance, while holdings in the industrials, information technology and materials sectors weighed on performance.

From June 1, 2013 to March 31, 2014, the Portfolio component under-performed the Index. Holdings in the material sector detracted from performance, while holdings in health care and consumer staples contributed to performance.

Holdings Google and TE Connectivity were among the top performance contributors during the 12 month period. Holding Iron Mountain weighed the most on performance during the period.

Within the Portfolio component managed by J.P.Morgan Investment Management Inc., stock selection in software and services and health services and systems sectors aided relative returns. Holdings Rite Aid and Ubiquiti Networks were the top contributors. Alternatively, stock selection in the systems hardware and media sectors hurt performance. Holdings Republic Airways Holdings and Interdigital were the top detractors.

Within the Portfolio component managed by Wellington Management Company, LLP, coupon selection within Agency Mortgage-Backed Pass-Through Securities detracted from relative results. Developed non-dollar positioning also detracted, as did an allocation to U.S. TIPS. Positive relative performance was driven by an allocation to High Yield. Allocation and security selection within Investment Grade Credit was also positive, particularly an overweight to financial issuers. An out-of-benchmark allocation to the Non-Agency Mortgage-Backed Securities sector contributed to relative results, as did an overweight to Commercial Mortgage Backed Securities. Duration and yield curve positioning was slightly positive.

Within the Portfolio component managed by PineBridge Investments LLC, allocation to Emerging Markets provided a negative impact to performance and allocations to Investment Grade Credit proved to be a strong positive contributor to performance over the one year period. Security selection was a strong driver of returns, especially in High Yield and Emerging Markets. In Emerging Markets, investments in Hungary and Romania proved to be strong contributors. In High Yield, Atlas Air, FHLMC, and AutoNation boosted returns. During the course of the period, the Portfolio component held a duration position that was marginally longer than that of the index, which had a relatively small negative impact on performance as rates moved higher.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income/Equity Portfolio Class 1 (unaudited)

Investment Goal:	Conservation of principal while maintaining some potential for long-term growth of capital
Portfolio Managers:	Janus Capital Management LLC Wellington Management Company, LLP Lord, Abbett & Co. LLC PineBridge Investments, LLC

Growth of a $10,000 Investment

Multi-Managed Income/Equity Portfolio
Average Annual Total Returns as of 03/31/14

	Class 1*	Class 2*	Class 3*
1-Year	6.65%	6.48%	6.33%
5-Year	11.10%	10.93%	10.82%
10-Year	6.09%	5.94%	5.82%
Since Inception	6.81%	4.58%	6.44%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Blended Benchmark Index consists of 33.4% Russell 1000® Index, 63.8% Barclays U.S. Aggregate Bond Index, and 2.8% Citigroup Treasury Bill 3 month Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Multi-Managed Income/Equity Portfolio — Class 1

The Multi-Managed Income/Equity Portfolio — Class 1 shares posted a return of 6.65% for the 12-month period ending March 31, 2014, compared to a 21.86% return for the S&P 500® Index and a -0.10% loss for the Barclays U.S. Aggregate Bond Index. The Blended Benchmark Index, comprising approximately 33% equity and 67% fixed income and short-term bonds, returned 7.08%.

The Portfolio allocates its assets among three distinct components. The managed components include a balanced component, a fixed income component, and a growth component. The equity portion of the balanced component, managed by Lord Abbett & Co. LLC, is benchmarked to the S&P 500® Index. The fixed income portion of the balanced component, managed by PineBridge Investments LLC, is benchmarked to the Barclays U.S. Aggregate Bond Index. The fixed income component, managed by Wellington Management Company, LLP, is benchmarked to the Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000® Growth Index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income/Equity Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by Lord Abbett & Co. LLC, stock selection within the health care and industrials sectors detracted from relative performance. Holdings ISIS Pharmaceuticals, Celgene, and Hertz Global Holdings were among the top performance detractors. Stock selection within the financials and energy sectors contributed to relative performance, led by holdings TD Ameritrade Holdings, Capital One Financial Group, and EOG Resources, Inc.

The Portfolio component managed by Janus Capital Management LLC transitioned from the Janus Concentrated Growth Strategy to the Janus U.S. Research Strategy effective June 1, 2013.

From April 1, 2013 to May 31, 2013, the Portfolio component outperformed the Index. Holdings in the health care and consumer discretionary sectors contributed to performance, while holdings in the industrials, information technology and materials sectors weighed on performance.

From June 1, 2013 to March 31, 2014, the Portfolio component under-performed the Index. Holdings in the material sector detracted from performance, while holdings in health care and consumer staples contributed to performance.

Holdings Google and TE Connectivity were among the top performance contributors during the 12 month period. Holding Iron Mountain weighed the most on performance during the period.

Within the Portfolio component managed by Wellington Management Company, LLP, coupon selection within Agency Mortgage-Backed Pass-Through Securities detracted from relative results. Developed non-dollar positioning also detracted, as did an allocation to U.S. TIPS. Positive relative performance was driven by an allocation to High Yield. Allocation and security selection within Investment Grade Credit was also positive, particularly an overweight to financial issuers. An out-of-benchmark allocation to the Non-Agency Mortgage-Backed Securities sector contributed to relative results, as did an overweight to Commercial Mortgage Backed Securities. Duration and yield curve positioning was slightly positive.

Within the Portfolio component managed by PineBridge Investments LLC, allocation to Emerging Markets provided a negative impact to performance and allocations to Investment Grade Credit proved to be a strong positive contributor to performance over the one year period. Security selection was a strong driver of returns, especially in High Yield and Emerging Markets. In Emerging Markets, investments in Hungary and Romania proved to be strong contributors. In High Yield, Atlas Air, FHLMC, and AutoNation boosted returns. During the course of the period, the Portfolio component held a duration position that was marginally longer than that of the index, which had a relatively small negative impact on performance as rates moved higher.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income Portfolio Class 1 (unaudited)

Investment Goal:	Capital preservation
Portfolio Managers:	Janus Capital Management LLC Wellington Management Company, LLP Lord, Abbett & Co. LLC PineBridge Investments LLC

Growth of a $10,000 Investment

Multi-Managed Income Portfolio
Average Annual Total Returns as of 03/31/14

	Class 1*	Class 2*	Class 3*
1-Year	3.20%	3.02%	2.84%
5-Year	9.09%	8.92%	8.80%
10-Year	5.35%	5.20%	5.08%
Since Inception	6.23%	4.92%	5.59%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000® Index.

3 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 The Blended Benchmark Index consists of 17.4% Russell 1000® Index, 81.0% Barclays U.S. Aggregate Bond Index, and 1.7% Citigroup Treasury Bill 3 month Index.

U.S. Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Multi-Managed Income Portfolio — Class 1

The Multi-Managed Income Portfolio — Class 1 shares posted a return of 3.20% for the 12-month period ending March 31, 2014, compared to a 21.86% return for the S&P 500® Index and a -0.10% loss for the Barclays U.S. Aggregate Bond Index. The Blended Benchmark Index, comprising approximately 17% equity and 83% fixed income and short-term bonds, returned 3.59%.

The Portfolio allocates its assets among three distinct components. The managed components include a balanced component, a fixed income component, and a growth component. The equity portion of the balanced component, managed by Lord Abbett & Co. LLC, is benchmarked to the S&P 500® Index. The fixed income portion of the balanced component, managed by PineBridge Investments LLC, is benchmarked to the Barclays U.S. Aggregate Bond Index. The fixed income component, managed by Wellington Management Company, LLP, is benchmarked to the Barclays U.S. Aggregate Bond Index. The growth component, managed by Janus Capital Management LLC, is benchmarked to the Russell 1000® Growth Index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Multi-Managed Income Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by Lord Abbett & Co. LLC, stock selection within the health care and industrials sectors detracted from relative performance. Holdings ISIS Pharmaceuticals, Celgene, and Hertz Global Holdings were among the top performance detractors. Stock selection within the financials and energy sectors contributed to relative performance, led by holdings TD Ameritrade Holdings, Capital One Financial Group, and EOG Resources, Inc.

The Portfolio component managed by Janus Capital Management LLC transitioned from the Janus Concentrated Growth Strategy to the Janus U.S. Research Strategy effective June 1, 2013.

From April 1, 2013 to May 31, 2013, the Portfolio component outperformed the Index. Holdings in the health care and consumer discretionary sectors contributed to performance, while holdings in the industrials, information technology and materials sectors weighed on performance.

From June 1, 2013 to March 31, 2014, the Portfolio component under-performed the Index. Holdings in the material sector detracted from performance, while holdings in health care and consumer staples contributed to performance.

Holdings Google and TE Connectivity were among the top performance contributors during the 12 month period. Holding Iron Mountain weighed the most on performance during the period.

Within the Portfolio component managed by Wellington Management Company, LLP, coupon selection within Agency Mortgage-Backed Pass-Through Securities detracted from relative results. Developed non-dollar positioning also detracted, as did an allocation to U.S. TIPS. Positive relative performance was driven by an allocation to High Yield. Allocation and security selection within Investment Grade Credit was also positive, particularly an overweight to financial issuers. An out-of-benchmark allocation to the Non-Agency Mortgage-Backed Securities sector contributed to relative results, as did an overweight to Commercial Mortgage Backed Securities. Duration and yield curve positioning was slightly positive.

Within the Portfolio component managed by PineBridge Investments LLC, allocation to Emerging Markets provided a negative impact to performance and allocations to Investment Grade Credit proved to be a strong positive contributor to performance over the one year period. Security selection was a strong driver of returns, especially in High Yield and Emerging Markets. In Emerging Markets, investments in Hungary and Romania proved to be strong contributors. In High Yield, Atlas Air, FHLMC, and AutoNation boosted returns. During the course of the period, the Portfolio component held a duration position that was marginally longer than that of the index, which had a relatively small negative impact on performance as rates moved higher.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Asset Allocation: Diversified Growth Portfolio Class 1 (unaudited)

Investment Goal:	Capital appreciation
Portfolio Manager:	Putnam Investment Management, LLC

Growth of a $10,000 Investment

Asset Allocation: Diversified Growth Portfolio
Average Annual Total Returns as of 03/31/14

	Class 1*	Class 2*	Class 3*
1-Year	18.43%	18.26%	18.18%
5-Year	18.03%	17.85%	17.74%
10-Year	7.06%	6.89%	6.78%
Since Inception	5.84%	4.36%	7.83%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

3 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

4 MSCI EAFE Index (net)8 (Europe, Australasia, Far East) captures large and mid cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The index covers approximately 84% of the free-float adjusted market capitalization in each country.

5 The Blended Index consists of 60% Russell 3000 Index, 15% Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net), 5% JP Morgan Developed High Yield Index and 5% MSCI Emerging Markets Index (net).

6 The JP Morgan Developed High Yield Index is designed to mirror the investable universe of the US dollar developed high yield corporate debt market, including domestic and international issues. International issues are comprised of only developed market issues.

7 MSCI Emerging Markets Index (net)8 captures large and mid cap representation across 21 emerging market countries. The index covers approximately 84% of the free-float adjusted market capitalization in each country.

8 The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Asset Allocation

The Asset Allocation: Diversified Growth Portfolio — Class 1 shares posted a return of 18.43% for the 12-month period ending March 31, 2014, compared to a 22.61% return for the Russell 3000® Index and a 16.33% gain for the blended benchmark.

During the period, most asset classes generated positive returns. The Portfolio received positive contributions from both asset allocation and specific security selection.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Asset Allocation: Diversified Growth Portfolio Class 1 (unaudited) (continued)

The overall combined asset allocation effect added value throughout the trailing 12-months. An underweight to emerging markets, which have struggled during the period, was one of the main contributors to relative outperformance. A U.S. fixed income underweight added value as well. Allocation detractors included a slight underweight to both U.S. and international developed equities.

Security selection was strong during the period. Positive security selection contributions were seen across equity sleeves, including U.S. large and small cap, international, and emerging markets. High yield was one of the few asset classes where the Portfolio did not generate a positive relative return versus the blended benchmark.

In an effort to obtain and/or hedge specific exposures, the Portfolio utilized certain derivative instruments. Overall, the net effect of derivatives used had a positive effect on performance. Equity futures were a net positive contributor, currency forwards contracts were a net detractor, and interest rate futures were a minor detractor from performance during the period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Stock Portfolio Class 1 (unaudited)

Investment Goal:	Long-term capital appreciation, with a secondary objective of increasing dividend income
Portfolio Manager:	T. Rowe Price Associates, Inc.

Growth of a $10,000 Investment

Stock Portfolio
Average Annual Total Returns as of 03/31/14

	Class 1*	Class 2*	Class 3*
1-Year	27.01%	26.84%	26.70%
5-Year	21.43%	21.26%	21.12%
10-Year	8.21%	8.05%	7.94%
Since Inception	8.53%	4.97%	9.42%

* Inception date for Class 1: 04/15/97; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 1000® Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values. Effective July 29, 2013, the Portfolio changed its primary benchmark from the S&P 500® to the Russell 1000® Growth Index. The new benchmark provides a more appropriate measure of performance of the Portfolio's investment goals and investment strategy.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Stock Portfolio — Class 1

The Stock Portfolio — Class 1 shares returned 27.01% for the 12-month period ending March 31, 2014, compared to a return of 23.22% for the Russell 1000® Growth Index, and a 12.85% return for the S&P 500® Index.

Stock selection in the consumer discretionary sector contributed the most to relative performance, helped by strong results in holdings Priceline Group, Inc. and Tesla Motors, Inc. A significant underweight to the consumer staples sector added to the relative outperformance as investors favored less-defensive sectors during the year. Stock selection within the consumer staples sector also added to relative results. Health care holdings contributed positively to relative performance, led by McKesson Corp. and Valeant Pharmaceuticals International, Inc.

Conversely, stock selection within industrials and business services detracted from relative performance. Kansas City Southern and Fastenal, Co. were among the largest detractors from performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Portfolio Managers:	Goldman Sachs Asset Management, L.P. Janus Capital Management LLC SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Large Cap Growth Portfolio
Average Annual Total Returns as of 03/31/14

	Class 1*	Class 2*	Class 3*
1-Year	22.60%	22.38%	22.31%
5-Year	19.89%	19.69%	19.57%
10-Year	7.59%	7.42%	7.31%
Since Inception	4.16%	2.55%	8.46%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: sales growth, earnings to price and momentum. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Large Cap Growth Portfolio — Class 1

The Large Cap Growth Portfolio — Class 1 shares returned 22.60% for the 12-month period ending March 31, 2014, compared to a 23.12% return for the S&P 500® Growth Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. large cap growth stocks.

The Portfolio component managed by Janus Capital Management LLC transitioned from the Janus Concentrated Growth Strategy to the Janus U.S. Research Strategy effective June 1, 2013.

From April 1, 2013 to May 31, 2013, the Portfolio component outperformed the Index. Holdings in the health care and consumer discretionary sectors contributed to performance, while holdings in the industrials, information technology and materials sectors weighed on performance.

From June 1, 2013 to March 31, 2014, the Portfolio component under-performed the Index. Holdings in the material sector detracted from performance, while holdings in health care and consumer staples contributed to performance.

Google and TE Connectivity were among the top performance contributors during the 12-month period. Holding Iron Mountain weighed the most on performance during the period.

Within the Portfolio component managed by Goldman Sachs Asset Management, L.P., stock selection within the financials and materials sectors detracted from relative performance. While overall positioning within the industrials and energy sectors helped performance. The largest detractors from performance were information technology sector holdings Equinix, Inc. and Rackspace Hosting, Inc. The top contributors to performance were Facebook, Inc. and consumer staples holding Keurig Green Mountain, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Portfolio Managers:	T. Rowe Price Associates, Inc. Wellington Management Company, LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Large Cap Value Portfolio
Average Annual Total Returns as of 03/31/14

	Class 1*	Class 2*	Class 3*
1-Year	19.27%	19.04%	18.98%
5-Year	20.78%	20.59%	20.48%
10-Year	7.48%	7.32%	7.21%
Since Inception	6.52%	6.27%	8.89%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500® Index across six factors including: book value to price ratio, earnings to price ratio and sales to price ratio. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Large Cap Value Portfolio — Class 1

The Large Cap Value Portfolio — Class 1 shares returned 19.27% for the 12-month period ending March 31, 2014, compared to a 20.54% return for the S&P 500® Value Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. large cap value stocks.

Within the Portfolio component managed by T. Rowe Price Associates, Inc., the health care sector was the largest detractor from relative performance, driven by stock selection and an unfavorable underweight to the sector. Quest Diagnostics, Inc. and Merck & Co., Inc. were among the underperformers. Stock selection in the materials sector detracted as well, most notably positions in International Paper Co. and Newmont Mining Corp.. In consumer staples, underperforming stock names such as Avon Products, Inc. and Campbell Soup Co. detracted from relative results, though an underweight position in the sector partly mitigated that effect. Energy was another area of relative weakness, due to stock choices that included Diamond Offshore Drilling, Inc. and Petroleo Brasileiro SA ADR. Financials boosted relative results, as holdings in the sector outpaced their benchmark peers. Legg Mason, Inc. and McGraw Hill Financial, Inc. were among the outperformers. In information technology, stock selection also proved beneficial, most notably positions in Nokia Oyj., Applied Materials, Inc., and Corning, Inc. Industrials and business services helped as well, owing to stock choices such as Harris Corp., Boeing Co., and United Continental Holdings, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Large Cap Value Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by Wellington Management Company, LLP, overall stock selection aided relative performance during the period. This was mainly driven by positive results from strong selection within the consumer discretionary, energy, and telecommunication services sectors. These positive results were partially offset by weak security selection within the health care, materials, and information technology sectors. Sector allocation, which is a result of the bottom-up stock selection process, was a modest contributor to relative performance. Underweight positioning to the utilities and consumer staples sectors helped relative results. An overweight to consumer discretionary and underweight to industrials hurt relative performance. A cash position detracted from returns in the rising equity market environment. The top relative contributors during the period included EOG Resources, Inc. (energy), Spirit AeroSystems Holdings, Inc., Class A (industrials), and Time Warner Cable, Inc. (consumer discretionary). Not owning the weak performing benchmark constituent International Business Machines Corp. (information technology) also aided relative results. Top detractors from relative performance included Mosaic Co. (materials), Symantec Corp. (information technology), and Barrick Gold Corp. (materials).

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Portfolio Managers:	T. Rowe Price Associates, Inc. Wellington Management Company, LLP SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Mid Cap Growth Portfolio
Average Annual Total Returns as of 03/31/14

	Class 1*	Class 2*	Class 3*
1-Year	23.88%	23.70%	23.59%
5-Year	23.12%	22.93%	22.82%
10-Year	9.14%	8.99%	8.87%
Since Inception	8.86%	6.05%	11.60%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Mid Cap Growth Portfolio

The Mid Cap Growth Portfolio — Class 1 shares delivered a return of 23.88% for the 12-month period ending March 31, 2014, compared to a 24.22% return for the Russell Midcap® Growth Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. mid cap growth stocks.

Within the Portfolio component managed by T.Rowe Price Associates, Inc., consumer staples was a major area of underperformance, due to stock selection. Fresh Market Inc. and Keurig Green Mountain, Inc. were among the largest detractors from results. A combination of stock selection and an unfavorable underweight to the consumer discretionary sector was another notable detractor from performance. Among the underperforming holdings were Lululemon Athletica, Inc. and Tim Hortons, Inc. Holdings in materials also underperformed, most notably Sociedad Quimica y Mineral de Chile SA and Eldorado Gold Corp. Stock selection hurt in industrials and business services as well, with United Continental Holdings, Inc. among the largest performance detractors. Stock selection in health care dragged on relative results, but a strategic overweight in the sector mitigated much of that effect. Financials boosted relative returns, owing primarily to stock selection, helped by holdings E-Trade Financial Corp., TD Ameritrade Holdings Corp., and CBOE Holdings, Inc. An underweight position also contributed modestly to outperformance. In information technology, the Portfolio's holdings outpaced their benchmark peers, led by ServiceNow Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Growth Portfolio Class 1 (unaudited) (continued)

Within the Portfolio component managed by Wellington Management Company, LLP, stock selection was the primary driver of relative outperformance. Strong selection within the health care, information technology, and consumer staples sectors supported relative results. These positive results were partially offset by weak selection within the consumer discretionary and industrials sectors. Sector allocation, a result of the bottom-up stock selection process, detracted from overall performance. Overweight positioning to the information technology sector hurt relative performance. A frictional cash balance detracted from relative results during this period of strong equity market returns. The Portfolio benefitted from its underweight positioning to the industrials and financials sectors. The top relative contributors in the Portfolio during the period were Forest Laboratories Inc. (health care), NXP Semiconductors NV (information technology), and Spirit Airlines Inc. (industrials). The top relative detractors from relative performance included Angie's List Inc. (information technology), Lululemon Athletica Inc. (consumer discretionary), and Teradata Corp. (information technology).

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Mid Cap Value Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Portfolio Managers:	Goldman Sachs Asset Management, L.P. Lord, Abbett & Co. LLC SunAmerica Asset Management, LLC

Growth of a $10,000 Investment

Mid Cap Value Portfolio
Average Annual Total Returns as of 03/31/14

	Class 1*	Class 2*	Class 3*
1-Year	21.05%	20.86%	20.71%
5-Year	23.00%	22.83%	22.70%
10-Year	8.74%	8.58%	8.47%
Since Inception	10.25%	9.78%	10.74%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell Midcap® Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Mid Cap Value Portfolio

The Mid Cap Value Portfolio — Class 1 shares returned 21.05% for the 12-month period ending March 31, 2014, compared to a 22.95% return for the Russell Midcap® Value Index.

Approximately a third of the Portfolio is passively managed to match the performance of U.S. mid cap value equities.

Within the Portfolio component managed by Goldman Sachs Asset Management, L.P., stock selection in the industrials and information technology sectors detracted from relative returns, while stock selection in the consumer staples and financials sectors contributed to returns. Key detractors from performance in the industrials sector included Triumph Group, Inc. and not owning Xylem, Inc., while detractors from performance within the information technology sector were Citrix Systems, Inc. and not owning Teradata Corp. Key contributors to performance in the consumer staples sector included Constellation Brands, Inc. and not owning Keurig Green Mountain, Inc., while key contributors to performance within the financials sector included Voya Financial, Inc. and not owning Hartford Financial Services Group, Inc.

Within the Portfolio component managed by Lord, Abbett & Co. LLC, security selection within the consumer discretionary sector detracted from the Portfolio's relative performance as select holdings within the specialty retailer industry, such as Abercrombie & Fitch Co. and Pier 1 Imports, lagged the Index. Security selection within the energy sector, most notably Tidewater, Inc., also detracted from relative performance. On a positive note, security selection within the financials sector contributed to the Portfolio's relative performance, led by Lincoln National Corp. and Hartford Financial Group. The Portfolio's meaningful underweight relative to interest rate-sensitive utilities and REITs was also a significant contributor during the period. Higher interest rates lessened demand from investors for these yield-oriented investments causing performance in these industries to lag the overall Index.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Small Cap Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Portfolio Managers:	SunAmerica Asset Management, LLC Clearbridge Investments, LLC J.P. Morgan Investment Management Inc.

Growth of a $10,000 Investment

Small Cap Portfolio
Average Annual Total Returns as of 03/31/14

	Class 1*	Class 2*	Class 3*
1-Year	25.78%	25.57%	25.41%
5-Year	22.98%	22.76%	22.64%
10-Year	6.75%	6.58%	6.48%
Since Inception	5.26%	3.85%	9.06%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, and generally represents less than 10% of the total market capitalization of the Russell 3000® Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Small Cap Portfolio — Class 1

The Small Cap Portfolio — Class 1 shares returned 25.78% for the 12-month period ending March 31, 2014, compared to a 24.90% return for the Russell 2000® Index.

Approximately a third of the Portfolio is passively managed to match the performance of broad U.S. small cap equities.

Within the Portfolio component managed by J.P. Morgan Investment Management Inc., stock selection in software and services and health services and systems sectors aided the Portfolio's relative returns during the period. Rite Aid Corp. and Ubiquiti Networks, Inc. were the top contributors. Alternatively, stock selection in the systems hardware and media sectors hurt performance. Republic Airways Holdings, Inc. and Interdigital, Inc. were the top performance detractors.

Within the Portfolio component managed by ClearBridge Investments, LLC, stock selection in the financials and energy sectors were the top contributors to relative performance during the period. Stock selection in the information technology and consumer discretionary sectors detracted the most from relative performance. The Portfolio component maintained the largest overweight positions relative to the Russell 2000 Index in the financials sectors and was most underweight in the health care, consumer discretionary, and information technology sectors. Among the top absolute performance contributors were SVB Financial Group, Waddell & Reed Financial, Inc., and Huntington Ingalls Industries, Inc. The largest detractors to performance were InterDigital, Inc., Harsco Corp., and not owning Campus Crest Communities, Inc.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

International Equity Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Portfolio Managers:	PineBridge Investments LLC Janus Capital Management, LLC Lord, Abbett & Co. LLC

Growth of a $10,000 Investment

International Equity Portfolio
Average Annual Total Returns as of 03/31/14

	Class 1*	Class 2*	Class 3*
1-Year	14.32%	14.00%	13.95%
5-Year	14.36%	14.15%	14.05%
10-Year	5.25%	5.09%	4.99%
Since Inception	2.36%	1.72%	7.32%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The MSCI EAFE Index (net)2 (Europe, Australasia, Far East) captures large and mid-cap representation across 22 of 24 developed markets, excluding U.S. and Canada. The Index covers approximately 84% of the free-float adjusted market capitalization in each country.

2 The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

International Equity Portfolio — Class 1

The International Equity Portfolio — Class 1 shares returned 14.32% for the 12-month period ending March 31, 2014, compared to a 17.56% return for the MSCI EAFE Index (net).

Approximately a third of the Portfolio is passively managed to match the performance of the broad non-U.S. equity market.

Within the Portfolio component managed by Lord, Abbett & Co., LLC, weak stock selection was the primary detractor from performance. Overall, holdings in developed markets outperformed those of emerging markets. The sectors that significantly detracted most from relative performance were utilities and financials, led by holdings Enersis S.A and Yuexiu Property Co. Ltd. The sectors that significantly contributed to relative performance were telecommunication services and health care, which were helped by strong results in holdings Koninklijke NV and Algeta ASA. Among country allocations, stock selection in the Netherlands, Norway and New Zealand contributed to relative performance. Underweight positions in Australia and Singapore also helped. Detracting from relative performance was stock selection in Mexico, China, Brazil, and France. In addition, exposure to out-of-benchmark country China detracted as returns of holdings in China were negative.

Within the Portfolio component managed by Janus Capital Management LLC, emerging market exposure was generally a key performance detractor relative to the Index, along with stock selection and an underweight in Germany. Lack of exposure in Australia was the largest performance contributor. On a sector basis, holdings in consumer staples and energy weighed the most on performance, while stock selection and an overweight in consumer discretionary were the most significant contributors to results. Japanese holdings Iida Group Holdings Co., Inc. and Sumco Holdings weighed the most on performance. Danish conglomerate AP Moeller-Maersk and Ireland-based Shire were among the top performance contributors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Diversified Fixed Income Portfolio Class 1 (unaudited)

Investment Goal:	Relatively high current income and secondarily capital appreciation
Portfolio Managers:	PineBridge Investments LLC Wellington Management Company, LLP

Growth of a $10,000 Investment

Diversified Fixed Income Portfolio
Average Annual Total Returns as of 03/31/14

	Class 1*	Class 2*	Class 3*
1-Year	–0.87%	–0.98%	–1.07%
5-Year	5.22%	5.06%	4.98%
10-Year	3.97%	3.82%	3.72%
Since Inception	4.34%	4.40%	3.88%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

1 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Diversified Fixed Income Portfolio — Class 1

The Diversified Fixed Income Portfolio — Class 1 shares returned -0.87% for the 12-month period ending March 31, 2014, compared to a -0.10% return for the Barclays U.S. Aggregate Bond Index.

Approximately a third of the Portfolio is passively managed to match the performance of the broad U.S. government bond market. PineBridge Investments LLC manages the passively managed Portfolio component, which underperformed the Barclays U.S. Aggregate Bond Index during the period. PineBridge Investments LLC also manages an actively managed Portfolio component, which outperformed the Barclays U.S. Aggregate Bond Index. The Portfolio component managed by Wellington Management Company, LLP performed in-line with the Barclays U.S. Aggregate Bond Index during the period. The Portfolio component managed by SunAmerica Asset Management, LLC was eliminated as of October 15, 2013 and assets were moved to the other two subadvisers. From 4/1/2013 to 10/15/2013, this Portfolio component underperformed the Barclays U.S. Aggregate Bond Index.

Within the Portfolio component actively managed by PineBridge Investments LLC, allocation to Emerging Markets provided a negative impact to performance and allocations to Investment Grade Credit proved to be a strong positive contributor to performance over the 1 year period. Security selection was a strong driver of returns, especially in High Yield and Emerging Markets. In Emerging Markets, investments in Hungary and Egypt proved to be strong contributors. In High Yield, Zions Bancorporation, AutoNation, Inc., and Netflix, Inc. boosted returns. During the course of the period, the Portfolio component held a duration position that was marginally longer than that of the index, which had a relatively small negative impact on performance as rates moved higher.

The Portfolio component managed by Wellington Management Company, LLP transitioned from Wellington Management's Investment Grade Corporate Bond approach to a custom multi-sector Core Bond approach effective October 15, 2013.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Diversified Fixed Income Portfolio Class 1 (unaudited) (continued)

From April 1, 2013 to October 15, 2013, the Portfolio component performed in-line with its Barclays U.S. Corporate benchmark. Positive results from positioning within financials and communications issuers offset unfavorable performance from positioning within the electric, consumer non-cyclical, technology, and capital goods sectors. Duration and yield curve positioning had a neutral impact on results during the period.

From October 16, 2013 to March 31, 2014, the Portfolio component outperformed its custom 50% Barclays U.S. Corporate, 40% Barclays U.S. Agency Fixed Rate MBS, 10% Barclays CMBS ERISA blended benchmark. Investment grade credit positioning contributed to relative results, particularly an overweight to financials issuers. Exposure to the high yield and bank loan sectors aided performance, as did duration and yield curve positioning. This was partially offset by an underweight to and coupon selection within Agency Mortgage-Backed Pass-Through securities. Allocation to TIPS also detracted from relative results. The Portfolio component used Treasury futures to manage duration and yield curve positioning, as well as currency forward contracts and futures to implement non-US rate and currency positions. The Portfolio component also used credit default swaps to manage credit exposure. Collectively, derivative positioning contributed to absolute performance, driven mostly by the positioning in bond futures. This was partially offset by positioning within credit default swaps, which detracted from absolute performance.

From April 1, 2013 to October 15, 2013, The primary drivers to the relative underperformance were yield curve and duration decisions. Allocation decisions also hindered results. Losses were offset, however, by positive security selection, particularly among mortgaged-backed securities.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Real Return Portfolio Class 3 (unaudited)

Investment Goal:	Total return that equals or exceeds the rate of inflation over the long term, consistent with prudent investment management.
Portfolio Managers:	Wellington Management Company, LLP

Growth of a $10,000 Investment

Real Return Portfolio
Average Annual Total Returns as of 03/31/14

	Class 1*	Class 3*
1-Year	–4.60%	–4.82%
5-Year	N/A	5.97%
Since Inception	–0.27%	3.03%

* Inception date for Class 1: 01/23/12; Class 3: 02/14/05

1 The Barclays World Government Inflation Linked 1-10 year Index (Hedged to USD) measures the performance of the major government inflation-linked bond markets. This index includes securities with maturities greater than one year but less than 10 years and is hedged to the US Dollar.

2 The Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index measures the performance of inflation protected securities issued by the US Treasury with maturities greater than one year but less than 10 years.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Real Return Portfolio

The Real Return Portfolio — Class 3 shares returned –4.82% for the 12-month period ending March 31, 2014, compared to a –3.77% return for the Barclays World Government Inflation Linked 1-10 Year Index (Hedged), and a –4.93% return for the Barclays 1-10 Year U.S. Treasury Inflation Protected Securities (TIPS) Index.

The Portfolio's lack of exposure to Japan and overweight to Canada on a contribution to duration basis detracted from relative results. The Portfolio held moderate overweights on a contribution to duration basis to Australia and Germany during the one year period, which contributed positively to relative return. Throughout the year, the Portfolio maintained a modestly short duration posture relative to the benchmark. Overall, duration and yield curve positioning detracted from relative performance.

The Portfolio hedges foreign currency exposure through the use of currency forwards. Overall, the Portfolio's currency hedges detracted from absolute results.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Focus Growth Portfolio Class 1 (unaudited)

Investment Goal:	Long-term growth of capital
Portfolio Managers:	Janus Capital Management LLC Marsico Capital Management, LLC

Growth of a $10,000 Investment

Focus Growth Portfolio
Average Annual Total Returns as of 03/31/14

	Class 1*	Class 2*	Class 3*
1-Year	24.53%	24.44%	24.20%
5-Year	19.85%	19.71%	19.59%
10-Year	6.51%	6.36%	6.25%
Since Inception	2.94%	3.72%	8.50%

* Inception date for Class 1: 07/05/00; Class 2: 10/16/00; Class 3: 11/11/02

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Russell 3000® Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Focus Growth Portfolio — Class 1

The Focus Growth Portfolio — Class 1 shares returned 24.53% for the 12-month period ending March 31, 2014, compared to a 23.53% return for the Russell 3000® Growth Index, and a 21.86% return for the S&P 500 Index.

Within the Portfolio component managed by Janus Capital Management LLC, stock selection in the consumer discretionary sector and an underweight to the consumer staples sector were large contributors to relative performance. Holdings in the technology and financial sectors were the largest detractors from relative results during the period. Holdings MGM Resorts International and Valeant Pharmaceuticals International, Inc. were among the top contributors to performance. Holding Gilead Sciences, Inc. was the largest performance detractor.

Within the Portfolio component managed by Marsico Capital Management LLC, security selection had a negative impact on performance during the reporting period. In particular, stock selection in the consumer discretionary, energy, industrials and information technology sectors hampered results. Those negative returns were somewhat offset by strong stock selection in the materials sector. Sector allocation had a positive effect on performance in the reporting period. An overweight posture in consumer discretionary and energy, among the strongest-performing sectors in the Index, had a positive impact on returns. In addition, an underweight to information technology, a weak-performing sector, also added to results. Maintaining little to no exposure in strong-performing health care, financials, consumer staples and industrials sectors detracted from relative performance. Holdings Cummins, Inc., Baidu, Inc., Express Scripts Holding Co., Wynn Resorts, Ltd.,and Nike, Inc. posted negative returns and were sold in the period. Holdings Home Depot, Inc., Gilead Sciences, Inc., LyondellBasell Industries NV, Google, Inc. and Monsanto Co. were among the top contributors to performance.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Focus Value Portfolio Class 2 (unaudited)

Investment Goal:	Long-term growth of capital
Portfolio Managers:	Northern Trust Investments, Inc. J.P. Morgan Investment Management Inc. Third Avenue Management LLC

Growth of a $10,000 Investment

Focus Value Portfolio
Average Annual Total Returns as of 03/31/14

	Class 1*	Class 2*	Class 3*
1-Year	23.06%	22.83%	22.70%
5-Year	N/A	17.47%	17.34%
10-Year	N/A	7.24%	7.14%
Since Inception	18.12%	8.48%	10.04%

* Inception date for Class 1: 01/23/12; Class 2: 10/01/01; Class 3: 11/11/02

1 The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

2 The Russell 3000® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Focus Value Portfolio — Class 2

The Focus Value Portfolio — Class 2 shares returned 22.83% for the 12-month period ending March 31, 2014, compared to a return of 21.65% for the Russell 3000® Value Index and a return of 21.57% for the Russell 1000® Value Index.

Within the Portfolio component managed by J.P. Morgan Investment Management Inc., stock selection in the consumer discretionary and materials sectors contributed positively to performance relative to the Russell 3000® Value Index while stock selection in the health care sector and an underweight in the information technology sector detracted from performance. The biggest absolute contributors to performance were Wells Fargo & Co. and AutoZone, Inc.

Within the Portfolio component managed by Northern Trust Investments, Inc., sector selection positively impacted relative returns during the year. Overweighted positions within the industrials and information technology sectors and underweighted positions within the energy and utilities sectors had the most significant positive impacts on returns relative to the Russell 1000 Value benchmark. The only notable detractor from performance was a cash position. Stock selection positively impacted relative returns during the year. Holdings that positively contributed to relative performance came from a range of sectors, with the most notable contributors including MetLife, Inc., Northrop Grumman Corp., Baker Hughes, Inc., Siemens AG and UnitedHealth Group, Inc. Holdings that detracted from relative performance included ADT Corp., Carnival Corp. and Philip Morris International, Inc.

The Portfolio component managed by Third Avenue Management LLC was eliminated as of October 31, 2013 and assets were moved to the other two sub-advisers.

From April 1, 2013 to October 31, 2013, weak results in the health care sector and the Portfolio component's cash position in a rising market detracted from relative performance. Security selection in the energy and financials sectors and underweights to the consumer staples and utilities sectors added to performance. Holdings in Hong Kong were performance detractors relative to the benchmark, while holdings in the U.S were positive contributors.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation
Portfolio Managers:	Ibbotson Associates, Inc.

Growth of a $10,000 Investment

Allocation Growth Portfolio
Average Annual Total Returns as of 03/31/14

Class 3*
1-Year	16.57%
5-Year	17.54%
Since Inception	5.53%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

3 The Blended Benchmark Index consists of 90% S&P 500® Index and 10% Barclays U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Allocation Growth Portfolio — Class 3

The Allocation Growth Portfolio — Class 3 shares posted a return of 16.57% for the 12-month period ending March 31, 2014, compared to the 21.86% return for the S&P 500® Index, a -0.10% return for the Barclays U.S. Aggregate Bond Index, and a 19.53% return for the Blended Benchmark Index (90% S&P 500® Index and 10% Barclays U.S. Aggregate Bond Index).

The strategic asset class allocation detracted slightly from performance. The negative performance was driven by international equities and large cap value equities, both of which underperformed the S&P 500® Index. Small cap, mid cap growth, and large cap growth outperformed the S&P 500® Index but not enough to overcome the strong underperformance of international equities.

The tactical asset class allocation, which actively deviates from the strategic asset allocation policy, detracted from performance. During the period, the fund had three mild tactical shifts in place: underweight equities relative to bonds, overweight large cap equities relative to small cap equities, and overweight international equities relative to domestic equities. These positions detracted from performance. The Barclays U.S. Aggregate Bond Index lagged the S&P 500® Index by 21.96% causing the equity underweight to be the predominant performance detractor.

The underlying portfolios in aggregate underperformed their fund-specific benchmarks. The underlying portfolios detracting most significantly from performance were Large Cap Value, Mid Cap Value, International Equity, and Diversified Fixed Income as these Portfolios largely underperformed their respective benchmarks. The Small Cap, Focus Growth, and Focus Value Portfolios outperformed their respective benchmarks and were positive contributors to the Portfolio's relative performance at the underlying fund level.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Moderate Growth Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation
Portfolio Managers:	Ibbotson Associates, Inc.

Growth of a $10,000 Investment

Allocation Moderate Growth Portfolio
Average Annual Total Returns as of 03/31/14

Class 3*
1-Year	12.39%
5-Year	15.04%
Since Inception	5.10%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

3 The Blended Index consists of 70% S&P 500® Index and 30% Barclays U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Allocation Moderate Growth Portfolio — Class 3

The Allocation Moderate Growth Portfolio — Class 3 shares posted a return of 12.39% for the 12-month period ending March 31, 2014, compared to a 21.86% return for the S&P 500® Index, a -0.10% return for the Barclays U.S. Aggregate Bond Index, and a 14.96% return for the Blended Index (70% S&P 500® Index and 30% Barclays U.S. Aggregate Bond Index).

The strategic asset class allocation detracted modestly from performance. The negative performance was driven by international equities and large cap value equities, both of which underperformed the S&P 500® Index. Small cap, mid cap growth, and large cap growth outperformed the S&P 500® Index but not enough to overcome the strong underperformance of international equities and Inflation Protected Securities (IPS). IPS detracted from performance marginally, as the Barclays World Government Inflation-Linked 1-10 Yr Index (Hedged to USD) underperformed the Barclays U.S. Aggregate Bond Index.

The tactical asset class allocation, which actively deviates from the strategic asset allocation policy, detracted from performance. During the period, the fund had three mild tactical shifts in place: underweight equities relative to bonds, overweight large cap equities relative to small cap equities, and overweight international equities relative to domestic equities. These positions detracted from performance. The Barclays U.S. Aggregate Bond Index lagged the S&P 500® Index by 21.96% causing the equity underweight to be the predominant performance detractor.

The underlying portfolios in aggregate underperformed their fund-specific benchmarks. The underlying portfolios detracting most significantly from performance were Large Cap Value, Mid Cap Value, International Equity, Diversified Fixed Income, and Real Return Portfolios as these Portfolios largely underperformed their respective benchmarks. The Small Cap, Focus Growth, and Focus Value Portfolios outperformed their respective benchmarks and were positive contributors to the Portfolio's relative performance at the underlying fund level.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Moderate Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and moderate current income
Portfolio Managers:	Ibbotson Associates, Inc.

Growth of a $10,000 Investment

Allocation Moderate Portfolio
Average Annual Total Returns as of 03/31/14

Class 3*
1-Year	10.41%
5-Year	13.84%
Since Inception	5.18%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index combines several Barclays Capital fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

3 The Blended Benchmark Index consists of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Allocation Moderate Portfolio — Class 3

The Allocation Moderate Portfolio — Class 3 shares posted a return of 10.41% for the 12-month period ending March 31, 2014, compared to a 21.86% return for the S&P 500® Index, a -0.10% return for the Barclays U.S. Aggregate Bond Index, and a 12.72% return for the Blended Benchmark Index (60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index).

The strategic asset class allocation detracted modestly from performance. Negative performance was driven by international equities and large cap value equities, both of which underperformed the S&P 500® Index. Small cap, mid cap growth, and large cap growth outperformed the S&P 500® Index but not enough to overcome the strong underperformance of international equities and Inflation Protected Securities (IPS). IPS detracted from performance, as the Barclays World Government Inflation-Linked 1-10 Yr Index (Hedged to USD) underperformed the Barclays U.S. Aggregate Bond Index.

The tactical asset class allocation, which actively deviates from the strategic asset allocation policy, detracted from performance. During the period, the fund had four mild tactical shifts in place: underweight equities relative to bonds, overweight large cap equities relative to small cap equities, overweight international equities relative to domestic equities, and underweight of TIPS relative to aggregate bonds. The first three positions detracted from performance, while the TIPS underweight was a positive contributor to performance. The Barclays U.S. Aggregate Bond Index lagged the S&P 500® Index by 21.96% causing the equity underweight to be the largest performance detractor.

The underlying portfolios in aggregate underperformed their fund-specific benchmarks. The underlying portfolios detracting most significantly from performance were Large Cap Value, Mid Cap Value, International Equity, Diversified Fixed Income, and Real Return Portfolios as these Portfolios largely underperformed their respective benchmarks. The Small Cap, Focus Growth, and Focus Value Portfolios outperformed their benchmarks and were positive contributors to the Portfolio's relative performance at the underlying fund level.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Allocation Balanced Portfolio Class 3 (unaudited)

Investment Goal:	Long-term capital appreciation and current income
Portfolio Managers:	Ibbotson Associates, Inc.

Growth of a $10,000 Investment

Allocation Balanced Portfolio
Average Annual Total Returns as of 03/31/14

Class 3*
1-Year	8.37%
5-Year	12.31%
Since Inception	5.10%

* Inception date for Class 3: 02/14/05

1 The S&P 500® Index is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

2 The Barclays U.S. Aggregate Bond Index combines several Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

3 The Blended Index consists of 50% S&P 500® Index & 50% Barclays U.S. Aggregate Bond Index.

Note:The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Allocation Balanced Portfolio — Class 3

The Allocation Balanced Portfolio — Class 3 shares posted a return of 8.37% for the 12-month period ending March 31, 2014, compared to a 21.86% return for the S&P 500® Index, a -0.10% return for the Barclays U.S. Aggregate Bond Index, and a 10.51% return for the Blended Index (50% S&P 500® Index and 50% Barclays U.S. Aggregate Bond Index).

The strategic asset class allocation detracted from performance. Negative performance was driven by international equities and large cap value equities, both of which underperformed the S&P 500® Index. Small cap, mid cap growth, and large cap growth outperformed the S&P 500® Index but not enough to overcome the strong underperformance of international equities and Inflation Protected Securities (IPS). IPS detracted from performance, as the Barclays World Government Inflation-Linked 1-10 Yr Index (Hedged to USD) underperformed the Barclays U.S. Aggregate Bond Index.

The tactical asset class allocation, which actively deviates from the strategic asset allocation policy, detracted modestly from performance. During the period, the fund had four mild tactical shifts in place: underweight equities relative to bonds, overweight large cap equities relative to small cap equities, overweight international equities relative to domestic equities, and underweight IPS relative to aggregate bonds. The first three positions detracted from performance, while the IPS underweight was a positive contributor to performance. The Barclays U.S. Aggregate Bond Index lagged the S&P 500® Index by 21.96% causing the equity underweight to be the largest performance detractor.

The underlying portfolios in aggregate underperformed their fund-specific benchmarks. The underlying portfolios detracting most significantly from performance were Large Cap Value, Mid Cap Value, International Equity, Diversified Fixed Income, and Real Return as these Portfolios largely underperformed their respective benchmarks. The Small Cap, Focus Growth, and Focus Value Portfolios outperformed their benchmarks and were positive contributors to the Portfolio's relative performance at the underlying fund level.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Cash Management Portfolio Class 1 (unaudited)

Investment Goal:	Current income while preserving capital
Portfolio Managers:	BofA Advisors, LLC

Cash Management Portfolio
Average Annual Total Returns as of 03/31/14

	Class 1*	Class 2*	Class 3*
1-Year	–0.28%	–0.38%	–0.57%
5-Year	–0.27%	–0.41%	–0.52%
10-Year	1.16%	1.02%	0.91%
Since Inception	1.72%	1.17%	0.82%

* Inception date for Class 1: 02/08/99; Class 2: 10/16/00; Class 3: 11/11/02

Note: An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/annuities for performance data current to the most recent month-end.

Cash Management Portfolio

The Cash Management Portfolio — Class 1 shares posted a return of –0.28% for the 12-month period ending March 31, 2014.

During the 12-month period, the U.S. economy grew at a faster pace during the second half of the year than during the first six months. U.S. Real Gross Domestic Product (GDP) posted growth rates of 1.1% and 2.5% for the first and second quarters of 2013 as compared to growth of 4.1% and 2.6%, respectively, during the third and fourth quarters of 2013. Throughout the period, the U.S. employment situation continued to improve as non-farm payroll growth averaged roughly 187,000 per month, while the U.S. unemployment rate declined from 7.5% in April 2013 to approximately 6.7% in March 2014.

During the fiscal year, the Federal Reserve (the Fed) maintained its target federal funds rate in the 0.0% to 0.25% range, while continuing to engage in non-traditional monetary policy through quantitative easing. After concluding that economic and labor market risks had become more balanced and that progress had been made toward achieving maximum employment, the Fed announced at the December 18th, January 29th and March 19th Federal Open Market Committee Meetings that it would reduce its monthly asset purchases from $85 billion to $55 billion. Importantly, as the investment period concluded, the Fed stated that it would likely be appropriate to maintain the current federal funds target range for a considerable time after the purchase program ends, especially if projected inflation continues to run below the Fed's 2% longer-run goal.

The fiscal year period began with three-month London Interbank Offered Rate (LIBOR) approximating 28 basis points (bps) and this rate declined steadily throughout the review period. The downward pressure was in part driven by reduced supply of money market securities, to include Federal agency obligations, Treasury securities, asset-backed commercial paper and repurchase agreements. Additionally, the Fed's open-ended quantitative easing reinforced lower money market yields by decreasing the supply of Treasury and Federal agency collateral that would otherwise be available to back repurchase agreements. Three-month LIBOR finished the investment period at roughly an all-time low of 23 bps, while three-month and six-month dealer placed commercial paper (A1+/P1) declined approximately 4 bps and 7 bps, respectively, over the same time period.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

Cash Management Portfolio Class 1 (unaudited) (continued)

Given consistent downward rate pressure during the period, the Portfolio's weighted average maturity (WAM) was maintained in the mid 40 to low 50 day range, attempting to lock in yield by purchasing three through six-month fixed rate paper. However, at times during the year, the Portfolio was positioned with a more defensive investment strategy in order to either support stability of value or because longer WAM was not justified. Examples of the periods of time when WAM was shortened up to help preserve stability of value were during the April 2013 debt crisis in Cyprus as well as during the October 2013 and February 2014 U.S. debt ceiling crisis.

Throughout the fiscal year, the Portfolio continued to emphasize quality and liquidity, ending the period with roughly 22% invested in U.S. Government obligations and approximately 74% in securities scheduled to mature within 90 days.

Past performance is no guarantee of future results. Securities listed may or may not be a part of current portfolio construction.

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus dated July 29, 2013
as supplemented to date

Effective upon the close of business on December 31, 2013, SunAmerica Asset Management Corp. was reorganized as a Delaware limited liability company and its name concurrently changed to SunAmerica Asset Management, LLC. Accordingly, all references to SunAmerica Asset Management Corp. in the Prospectus are hereby replaced with SunAmerica Asset Management, LLC.

Effective February 28, 2014, SunAmerica Capital Services, Inc. ("SACS") changed its name to AIG Capital Services, Inc. ("ACS"). Accordingly, all references to SunAmerica Capital Services, Inc. and SACS in the Prospectus are hereby replaced with AIG Capital Services, Inc. and ACS, respectively.

Effective immediately, in the Management section, under Waivers and Reimbursements, in the section Information about the Investment Adviser and Manager, the second sentence of the second paragraph is hereby deleted and replaced with the following:

Total Annual Portfolio Operating Expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio's business.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

Please retain this supplement for future reference.

Date: May 12, 2014
Version: Combined Master

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus dated July 29, 2013
as supplemented to date

Effective upon the close of business on December 31, 2013, SunAmerica Asset Management Corp. was reorganized as a Delaware limited liability company and its name concurrently changed to SunAmerica Asset Management, LLC. Accordingly, all references to SunAmerica Asset Management Corp. in the Prospectus are hereby replaced with SunAmerica Asset Management, LLC.

Effective February 28, 2014, SunAmerica Capital Services, Inc. ("SACS") changed its name to AIG Capital Services, Inc. ("ACS"). Accordingly, all references to SunAmerica Capital Services, Inc. and SACS in the Prospectus are hereby replaced with AIG Capital Services, Inc. and ACS, respectively.

Effective immediately, in the Management section, under Waivers and Reimbursements, in the section Information about the Investment Adviser and Manager, the second paragraph is hereby supplemented by adding the following after the first sentence:

Total Annual Portfolio Operating Expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio's business.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

Please retain this supplement for future reference.

Date: May 12, 2014
Version: Version 1 Class 1

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus dated July 29, 2013

Effective December 31, 2013, in the section titled "PORTFOLIO SUMMARY" for the Large Cap Growth Portfolio under the heading "Investment Adviser," the portfolio manager disclosure for SunAmerica Asset Management Corp. ("SAAMCo") is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2013	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

Effective December 31, 2013, in the section titled "PORTFOLIO SUMMARY" for the Large Cap Value Portfolio under the heading "Investment Adviser," the portfolio manager disclosure for SAAMCo is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2013	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

Effective December 31, 2013, in the section titled "PORTFOLIO SUMMARY" for the Mid Cap Growth Portfolio under the heading "Investment Adviser," the portfolio manager disclosure for SAAMCo is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2013	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus dated July 29, 2013

Effective December 31, 2013, in the section titled "PORTFOLIO SUMMARY" for the Mid Cap Value Portfolio under the heading "Investment Adviser," the portfolio manager disclosure for SAAMCo is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2013	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

Effective December 31, 2013, in the section titled "PORTFOLIO SUMMARY" for the Small Cap Portfolio under the heading "Investment Adviser," the portfolio manager disclosure for SAAMCo is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2013	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

In the section titled "MANAGEMENT," under the heading "Information about the Investment Adviser's Management of Certain Portfolios," the last paragraph of the portfolio management disclosure for SAAMCo is deleted in its entirety and replaced with the following:

The passively-managed index portions of the Large Cap Growth Portfolio, Large Cap Value Portfolio, Mid Cap Growth Portfolio, Mid Cap Value Portfolio and Small Cap Portfolio are managed by a team consisting of Timothy Campion, Kara Murphy and Andrew Sheridan, with Mr. Campion serving as team leader. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999. Ms. Murphy is the Chief Investment Officer of SAAMCo. Previously, Ms. Murphy was the Director of Research and a senior research analyst covering the financial sector. Before joining SAAMCo, Ms. Murphy held research positions at Chilton Investment Company and Morgan Stanley Investment Management. Her investment experience dates from 2000. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry.

Please retain this supplement for future reference.

Dated: December 30, 2013
Versions: Combined Master and AG Life.

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus dated July 29, 2013
as supplemented to date

International Equity Portfolio
(the "Portfolio")

In the section titled "PORTFOLIO SUMMARY" under the heading "Investment Adviser," insert the following portfolio manager disclosure with respect to Lord Abbett & Co. LLC ("Lord Abbett"):

Name	Portfolio Manager of the Portfolio Since	Title
Todd D. Jacobson	2013	Partner and Associate Director

In the Management section under Information about the Subadvisers, the portfolio manager information for Lord Abbett with respect to the Portfolio is deleted in its entirety and replaced with the following:

Vincent J. McBride, Partner and Director, heads Lord Abbett's sleeve of the International Equity Portfolio. Assisting Mr. McBride is Todd D. Jacobson, Partner and Associate Director. Messrs. McBride and Jacobson are jointly and primarily responsible for the day-to-day management of Lord Abbett's sleeve of the Portfolio. Mr. McBride joined Lord Abbett in 2000. Mr. McBride has been a member of the team since 2003. Mr. Jacobson joined Lord Abbett in 2003 and has been a member of the team since 2013. Harold E. Sharon, Partner and Director, is a senior member of the team. Mr. Sharon joined Lord Abbett in 2003.

Please retain this supplement for your future reference.

Dated: October 30, 2013

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus dated July 29, 2013

Effective immediately, for the following portfolios:

Real Return Portfolio (the "Portfolio"). In the Portfolio Summary, in the Investment Adviser section, in regard to Wellington Management Company, LLP ("Wellington Management") the information about the current portfolio manager Anthony H. Small is deleted in its entirety. Ms. Lindsay Politi will continue to manage the Portfolio.

In the Management section, under Information about the Subadvisers, under Wellington Management, the portfolio manager information for Mr. Small for the Portfolio is deleted in its entirety.

Please retain this supplement for future reference.

Dated: December 23, 2013
Version: Combined Master.

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Statutory Prospectus dated July 29, 2012

Effective immediately, for the following portfolio:

Focus Value Portfolio (the "Portfolio") in the section titled "PORTFOLIO SUMMARY" under the heading "Investment Adviser," the portfolio manager disclosure for Third Avenue Management, LLC ("Third Avenue"), is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Michael Lehmann	2013	Portfolio Manager
Victor Cunningham, CFA	2013	Portfolio Manager

In the Management section under Information about the Subadvisers the portfolio manager information for the Portfolio is deleted in its entirety and replaced with the following:

"The Focus Value Portfolio is managed by Michael Lehman and Victor Cunningham, CFA. Mr. Lehman joined Third Avenue as a portfolio manager in 1998. He manages concentrated portfolios made up of the highest conviction stocks from Third Avenue's value equity, small cap, real estate and international strategies. Mr. Cunningham joined Third Avenue in 2012 as a portfolio manager. Prior to joining Third Avenue, he was founder and owner of Lucid Asset Management from 2006 to 2012. Mr. Cunningham holds the Chartered Financial Analyst designation."

Dated: June 19, 2013
Version: Combined Master.

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Supplement to the Summary Prospectus dated July 29, 2013

Effective immediately, for the following portfolio:

Allocation Moderate Growth Portfolio (the "Portfolio") in the section titled "PORTFOLIO SUMMARY" under the heading "Principal Risks of Investing in the Portfolio," the risk titled Risk of Investing in Bonds is deleted in its entirety and the section is supplemented with the following:

"Foreign Sovereign Debt Risk. Foreign sovereign debt securities are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political social and economic considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans."

Dated: August 8, 2013

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Results of Special Shareholder Meeting

At a joint special meeting of shareholders held on March 24, 2014, the shareholders of Seasons Series Trust were asked to vote on the following proposals:

1.  Election of seven (7) Trustees to the Board. (Voted on by all Portfolios.)

Final Vote:

	For	Withheld
Carl D. Covitz	303,918,309.866	1,262,611.063
Gilbert T. Ray	304,013,580.829	1,167,340.100
Allan L. Sher	303,832,439.371	1,348,481.558
Bruce G. Willison	304,015,445.756	1,165,475.173
Garrett F. Bouton	304,056,420.021	1,124,500.908
Peter A. Harbeck	304,032,882.380	1,148,038.549
Jane Jelenko	303,904,043.195	1,276,877.734

2.  Amend And Restate The Declaration Of Trust Of Each Trust. (Voted on by all Portfolios.)

2A.  To amend the Declaration of Trust in any Respect in the future without shareholder approval.

Final Vote:

For	Against	Abstain
301,141,548.035	3,195,435.981	843,936.913

2B.  To permit the Board of Trustees to authorize the reorganization of the Trust, a portfolio or a class without shareholder approval when permitted by applicable law.

Final Vote:

For	Against	Abstain
301,411,647.856	2,875,942.331	893,330.742

2C.  To permit the Board of Trustees to determine circumstances under which a portfolio may involuntarily redeem a shareholder's shares.

Final Vote:

For	Against	Abstain
301,386,879.883	2,736,307.102	1,057,733.944

2D.  To effect certain other changes.

Final Vote:

For	Against	Abstain
301,406,526.873	2,524,934.274	1,249,459.782

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Results of Special Shareholder Meeting (continued)

3.  To adopt, revise or eliminate the fundamental policies of the portfolios (to be voted on by each portfolio of each Trust, as follows:

3A.  To revise the fundamental policy regarding borrowing money.

Final Vote:

	For	Against	Abstain
Allocation Balanced Portfolio	3,498,715.653	212,353.094	84,533.236
Allocation Growth Portfolio	1,040,166.968	95,524.342	11,790.644
Allocation Moderate Growth Portfolio	6,699,524.098	406,087.273	259,997.087
Allocation Moderate Portfolio	4,190,118.445	234,504.999	104,603.699
Asset Allocation: Diversified Growth Portfolio	1,994,738.041	98,729.126	79,383.482
Cash Management Portfolio	365,822.877	47,884.521	8,529.369
Diversified Fixed income Portfolio	68,180,948.196	49,886.650	33,171.389
Focus Growth Portfolio	8,623,938.556	68,690.488	44,048.129
Focus Value Portfolio	11,279,855.272	15,856,123	13,755.373
International Equity Portfolio	56,821,419.630	40,510.238	25,193.464
Large Cap Growth Portfolio	23,334,481.035	43,554.145	25,245.907
Large Cap Value Portfolio	37,659,679.703	26,670.579	8,314.710
Mid Cap Growth Portfolio	604,975.415	16,256.267	17,607.068
Mid Cap Value Portfolio	13,523,364.395	19,270.558	10,706.432
Multi-Managed Growth Portfolio	624,093.536	41,596.042	32,565.346
Multi-Managed Income/Equity Portfolio	2,921,002.323	27,752.517	55,673.206
Multi-Managed Income Portfolio	2,286,789.856	74,116.805	7,062.185
Multi-Managed Moderate Growth Portfolio	2,928,806.100	52,352.048	28,776.615
Real Return Portfolio	28,547,468.884	209,771.936	138,419.576
Small Cap Portfolio	11,706,080.662	23,996.595	20,955.254
Stock Portfolio	9,644,450.311	349,159.258	38,431.198

3B.  To revise the fundamental policy regarding underwriting.

Final Vote:

	For	Against	Abstain
Allocation Balanced Portfolio	3,512,447.748	202,669.023	80,485.212
Allocation Growth Portfolio	1,037,480.102	81,238.721	28,781.131
Allocation Moderate Growth Portfolio	6,732,486.636	365,789.096	267,332.726
Allocation Moderate Portfolio	4,133,606.427	255,819.461	139,801.255
Asset Allocation: Diversified Growth Portfolio	1,983,904.727	89,125.794	99,820.128
Cash Management Portfolio	366,961.889	33,17.818	22,167.060
Diversified Fixed income Portfolio	68,178,204.057	43,881.263	42,466.915
Focus Growth Portfolio	8,625,883.590	56,807.271	53,986.312
Focus Value Portfolio	11,282,807.622	13,115.839	13,543.307
International equity Portfolio	56,821,987.402	39,992.419	25,143.511
Large Cap Growth Portfolio	23,340,511.993	37,618.784	25,150.310
Large Cap Value Portfolio	37,663,675.053	22,142.485	8,847.485
Mid Cap Growth Portfolio	6,409,123.128	12,948.445	16,767.177
Mid Cap Value Portfolio	13,524,893.101	18,099.160	10,349.124
Multi-Managed Growth Portfolio	622,857.208	40,906.530	34,491.186
Multi-Managed Income/Equity Portfolio	2,775,371.889	27,578.921	91.477.236

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Results of Special Shareholder Meeting (continued)

	For	Against	Abstain
Multi-Managed Income Portfolio	2,289,720.173	72,005.164	6,873.509
Multi-Managed Moderate Growth Portfolio	2,931,649.301	54,047.661	24,237.801
Real Return Portfolio	28,573,273.628	172,577.488	149,809.280
Small Cap Portfolio	11,709,152.056	21,452.231	20,428.224
Stock Portfolio	9,640.816.914	43,927.151	47,296.702

3C.  To revise the fundamental policy regarding lending.

Final Vote:

	For	Against	Abstain
Allocation Balanced Portfolio	3,515,069.319	205,074.478	75,458.186
Allocation Growth Portfolio	1,046,819.339	71,899.484	28,781.131
Allocation Moderate Growth Portfolio	6,685,387.853	414,009.311	266,211.294
Allocation Moderate Portfolio	4,158,282.259	223,046.545	147,898.339
Asset Allocation: Diversified Growth Portfolio	1,983,403.843	89,763.370	99.683.436
Cash Management Portfolio	365,812.861	47,609.052	8,814.854
Diversified Fixed income Portfolio	68,180,858.137	40,766.598	42.927.500
Focus Growth Portfolio	8,634,309.921	58,522.929	43,844.323
Focus Value Portfolio	11,279,693.513	16,229.948	13,543.307
International equity Portfolio	56,830,144.357	31,596.043	25,382.932
Large Cap Growth Portfolio	23,344,456.826	34,317.818	24,606.443
Large Cap Value Portfolio	37,667,835.806	18,777.575	8,051.611
Mid Cap Growth Portfolio	6,409,154.670	12,938.222	16,745.858
Mid Cap Value Portfolio	13,528,490.011	15,269.365	9,482.009
Multi-Managed Growth Portfolio	622,722.267	40,991.471	34,491.186
Multi-Managed Income/Equity Portfolio	2,878,997.731	26,424.419	99,005.896
Multi-Managed Income Portfolio	2,287,610.108	73,460.245	7,528.493
Multi-Managed Moderate Growth Portfolio	2,931,649.301	50,462.318	27,823.144
Real Return Portfolio	28,535,977.023	224,186.433	135,496.940
Small Cap Portfolio	11,714,481.614	17,935.394	18,615.503
Stock Portfolio	9,640,242.787	44,276.274	47,521.706

3D.  To adopt or revise the fundamental policy regarding the issuance of senior securities.

Final Vote:

	For	Against	Abstain
Allocation Balanced Portfolio	3,473,108.095	204,090.267	118,403.621
Allocation Growth Portfolio	1,052,393.876	72,421.353	22,684.725
Allocation Moderate Growth Portfolio	6,674,425.845	427,575.077	263,607.536
Allocation Moderate Portfolio	4,148,779.582	253,078.704	127,368.857
Asset Allocation: Diversified Growth Portfolio	1,992,287.166	85,715.538	94,847.945
Cash Management Portfolio	366,971.905	33,097.802	22,167.060
Diversified Fixed income Portfolio	68,185,460.570	46,075.972	33,015.693
Focus Growth Portfolio	8,653,748.995	61,702.022	21,226.156
Focus Value Portfolio	11,282,021.709	13,586.317	13,858.742
International equity Portfolio	56,825,456.623	38,783.839	22,882.870
Large Cap Growth Portfolio	23,331.949.234	43,944.716	27,387.137
Large Cap Value Portfolio	37,666,159.282	19,523.683	8,982.027

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Results of Special Shareholder Meeting (continued)

	For	Against	Abstain
Mid Cap Growth Portfolio	6,400,530.867	20,216.844	18,091.039
Mid Cap Value Portfolio	13,522,861.205	20,662.032	9,818.148
Multi-Managed Growth Portfolio	625,608.653	40,080.925	32,565.346
Multi-Managed Income/Equity Portfolio	2,891,997.770	21,196.533	91,233.743
Multi-Managed Income Portfolio	2,289,257.317	50,934.845	28,406.684
Multi-Managed Moderate Growth Portfolio	2,936,806.312	45,305.307	27,823.144
Real Return Portfolio	28,542,189.232	213,119.232	140,351.932
Small Cap Portfolio	11,708,858.612	21,921.985	20,251.914
Stock Portfolio	9,644,881.806	43,491,822	43,667.139

3E.  To adopt or revise the fundamental policy regarding investing in real estate.

Final Vote:

	For	Against	Abstain
Allocation Balanced Portfolio	3,485,966.200	195,650.255	113,985.528
Allocation Growth Portfolio	1,063,288.970	43,653.642	40,557.342
Allocation Moderate Growth Portfolio	6,735,670.823	370,996.966	258,940.669
Allocation Moderate Portfolio	4,171,365.613	226,382.138	131,479.392
Asset Allocation: Diversified Growth Portfolio	1,988,023.583	94,179.164	90,647.902
Cash Management Portfolio	380,599.580	33,107.818	8,529.369
Diversified Fixed income Portfolio	68,191,899.445	41,652.313	31,000.477
Focus Growth Portfolio	8,654,021.929	62,038.131	20,617.113
Focus Value Portfolio	11,282,458.094	13,065.532	13,943.142
International equity Portfolio	56,825,168.284	37,227.100	24,727.948
Large Cap Growth Portfolio	23,339,303.205	40,110.583	23,867.299
Large Cap Value Portfolio	37,676,270.876	10,996.176	7,397.940
Mid Cap Growth Portfolio	6,404,771.325	17,575.791	16,491.634
Mid Cap Value Portfolio	13,531,933.518	13,819.422	7,588.445
Multi-Managed Growth Portfolio	620,576.667	43,187.071	34,491.186
Multi-Managed Income/Equity Portfolio	2,887,266.186	25,161.173	92,000.687
Multi-Managed Income Portfolio	2,289,257.317	72,304.328	7,037.201
Multi-Managed Moderate Growth Portfolio	2,933,057.684	43,662.225	33,214.854
Real Return Portfolio	28,568,249.641	193,408.522	134,002.233
Small Cap Portfolio	11,717,401.611	16,164.999	17,465.901
Stock Portfolio	9,638,891.936	49,249.795	43,899.036

3F.  To adopt or revise the fundamental policy regarding investing in commodities.

Final Vote:

	For	Against	Abstain
Allocation Balanced Portfolio	3,488,253.686	199,156.372	108,191.925
Allocation Growth Portfolio	1,058,536.470	72,421.353	16,542.131
Allocation Moderate Growth Portfolio	6,651,413.333	446,444.132	267,750.993
Allocation Moderate Portfolio	4,165,553.675	299,086.883	124,586.585
Asset Allocation: Diversified Growth Portfolio	1,979,116.985	98,941.127	94,792.537
Cash Management Portfolio	379,516.187	33,107.818	9,612.762
Diversified Fixed income Portfolio	68,185,005.546	46,530.996	33,015.693
Focus Growth Portfolio	8,624,308.505	72,656.847	39,711.821

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Results of Special Shareholder Meeting (continued)

	For	Against	Abstain
Focus Value Portfolio	11,281,055.953	13,399.940	15,010.875
International equity Portfolio	56,818,394.975	42,689.632	26,038.725
Large Cap Growth Portfolio	23,334,698.376	43,432.401	25,150.310
Large Cap Value Portfolio	37,667,009.032	17,771.963	9,883.997
Mid Cap Growth Portfolio	6,401,027.325	20,297.060	17,514,365
Mid Cap Value Portfolio	13,526,413.307	18,793.116	8,134.962
Multi-Managed Growth Portfolio	628,826.054	36,863.524	32,565.346
Multi-Managed Income/Equity Portfolio	2,873,483.736	39,710.567	91,233.743
Multi-Managed Income Portfolio	2,289,096.430	1,095.732	28,406.684
Multi-Managed Moderate Growth Portfolio	2,932,497.978	45,689.830	31,746.955
Real Return Portfolio	28,542,010.541	219,706.774	131,413.536
Small Cap Portfolio	11,714,185.963	18,584.182	18,262.366
Stock Portfolio	9,639,444.894	48,033.805	44,562.068

3G.  To revise the fundamental policy regarding concentration.

Final Vote:

	For	Against	Abstain
Allocation Balanced Portfolio	3,512,311.116	190,805.646	92,485.221
Allocation Growth Portfolio	1,063,288.970	61,526.259	22,684.725
Allocation Moderate Growth Portfolio	6,681,951.826	365,914.503	317,742.129
Allocation Moderate Portfolio	4,142,245.714	219,613.326	167,368.103
Asset Allocation: Diversified Growth Portfolio	1,981,222.349	88,617.884	103,010.416
Cash Management Portfolio	365,822.877	33,971.361	22,422.529
Diversified Fixed income Portfolio	68,176,001.880	42,209.374	46,340.981
Focus Growth Portfolio	8,617,965.416	71,413.680	47,298.077
Focus Value Portfolio	11,279,375.797	12,776.107	17,314.864
International equity Portfolio	56,829,229.914	31,483.413	26,410.005
Large Cap Growth Portfolio	23,335,974.201	36,536.062	30,770.824
Large Cap Value Portfolio	37,663,318.923	16,873.159	14,472.910
Mid Cap Growth Portfolio	6,402,089.298	16,624.130	20,115.322
Mid Cap Value Portfolio	13,529,047.406	11,965.603	12,328.376
Multi-Managed Growth Portfolio	628,154.106	35,524.691	34,576.127
Multi-Managed Income/Equity Portfolio	2,874,556.053	26,284.111	103,587.882
Multi-Managed Income Portfolio	2,286,132.170	51,129.835	31,336.841
Multi-Managed Moderate Growth Portfolio	2,934,812.236	42,574.678	35,547.849
Real Return Portfolio	28,541,411.563	212,330.378	141,918.455
Small Cap Portfolio	11,711,869.765	14,873.911	24,288.835
Stock Portfolio	9,640,128.746	43,904.138	48,007.883

3H.  To remove the fundamental policy regarding diversification.

Final Vote:

	For	Against	Abstain
Allocation Balanced Portfolio	3,543,481.497	200,494.220	51,626.266
Allocation Growth Portfolio	1,016,421.638	96,154.591	34,923.725
Allocation Moderate Growth Portfolio	6,681,510.817	419,188.404	264,909.237
Allocation Moderate Portfolio	4,132,841.273	244,044.482	152,341.388

* Not Part of Financial Statements *

SEASONS SERIES TRUST
Results of Special Shareholder Meeting (continued)

	For	Against	Abstain
Asset Allocation: Diversified Growth Portfolio	1,971,577.855	93,259.240	108,013.554
Cash Management Portfolio	367,745.986	33,407.114	21,083.667
Diversified Fixed income Portfolio	68,177,884.522	44,017.678	42,650.035
Focus Growth Portfolio	8,623,159.841	70,101.211	43,416.121
Focus Value Portfolio	11,281,671.196	15,402.117	12,393.455
International equity Portfolio	56,818,738.249	43,640.094	24,744.989
Large Cap Growth Portfolio	23,334,925.236	45,102.281	23,253.570
Large Cap Value Portfolio	37,663,520.407	23,708.654	7,435.931
Mid Cap Growth Portfolio	6,399,058.710	22,185.360	17,594.680
Mid Cap Value Portfolio	13,520,659.088	22,203.550	10,478.747
Multi-Managed Growth Portfolio	626,266.344	39,423.234	32,565.346
Multi-Managed Income/Equity Portfolio	2,862,211.980	37,836.257	104,379.809
Multi-Managed Income Portfolio	2,288,070.262	49,355.435	31,173.149
Multi-Managed Moderate Growth Portfolio	2,918,720.385	50,184.407	41,029.971
Real Return Portfolio	28,537,913.482	227,933.181	129,813.733
Small Cap Portfolio	11,701,435.719	29,488.725	20,108.067
Stock Portfolio	9,629,787.695	51,402.148	50,850.924

3I.  To remove the fundamental policy regarding the purchase of securities on margin.

Final Vote:

	For	Against	Abstain
Allocation Balanced Portfolio	N/A	N/A	N/A
Allocation Growth Portfolio	N/A	N/A	N/A
Allocation Moderate Growth Portfolio	N/A	N/A	N/A
Allocation Moderate Portfolio	N/A	N/A	N/A
Asset Allocation: Diversified Growth Portfolio	1,942,179.778	115,454.847	115,216.024
Cash Management Portfolio	368,548.271	44,075.734	9,612.762
Diversified Fixed income Portfolio	68,180,112.174	45,041,994	39,398.067
Focus Growth Portfolio	N/A	N/A	N/A
Focus Value Portfolio	N/A	N/A	N/A
International equity Portfolio	N/A	N/A	N/A
Large Cap Growth Portfolio	N/A	N/A	N/A
Large Cap Value Portfolio	N/A	N/A	N/A
Mid Cap Growth Portfolio	N/A	N/A	N/A
Mid Cap Value Portfolio	N/A	N/A	N/A
Multi-Managed Growth Portfolio	N/A	N/A	N/A
Multi-Managed Income/Equity Portfolio	N/A	N/A	N/A
Multi-Managed Income Portfolio	N/A	N/A	N/A
Multi-Managed Moderate Growth Portfolio	N/A	N/A	N/A
Real Return Portfolio	28,472,296.443	284,311.777	139,052.176
Small Cap Portfolio	N/A	N/A	N/A
Stock Portfolio	9,620,085.493	57,187.696	54,767.578
* Not Part of Financial Statements *

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570

CHANGE SERVICE REQUESTED

PRESORTED BPM U.S. POSTAGE PAID MERRILL
CORPORATION
ZIP CODE 10014

J-1906-AR.10 (5/14)

Item 2. Code of Ethics.

Seasons Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.  During the fiscal year ended 2014, there were no reportable amendments, waivers, or implicit waivers to a provision of the Code of Ethics that applies to the registrant’s Principal Executive and Principal Accounting Officers.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Allan Sher, Jane Jelenko and Garrett Bouton each qualify as audit committee financial experts, as defined in the instructions to Item 3(b) of Form N-CSR. Mr. Sher, Ms. Jelenko and Mr. Bouton are considered to be “independent” for purposes of Item 3(a) (2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2013	2014
(a) Audit Fees	$657,892	$677,630
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$118,163	$113,400
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.  Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2013	2014
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$147,383

(e) (1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2013 and 2014 were $171,753 and $406,765 respectively.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: June 6, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer
Date: June 6, 2014